UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03942

LORD ABBETT MUNICIPAL INCOME FUND, INC.

(Exact name of Registrant as specified in charter)

30 Hudson Street, Jersey City, New Jersey 07302-4804

(Address of principal executive offices) (Zip code)

Randolph A. Stuzin, Esq.

Vice President and Assistant Secretary

30 Hudson Street, Jersey City, New Jersey 07302-4804

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 9/30

Date of reporting period: 9/30/2025

Item 1:	Report(s) to Shareholders.

(a)

Class A

HYMAX

Lord Abbett High Income Municipal Bond Fund

Annual Shareholder Report

September 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett High Income Municipal Bond Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$83	0.83%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2025, the Fund returned -0.20%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 0.20% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg High Yield Municipal Bond Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% over the same period.

The municipal yield curve steepened over the one-year period, with shorter maturities experiencing a fall in rates while yields moved higher in longer maturities. Positive factors for the municipal market included healthy demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Also supporting the market was the start of interest rate cuts by the U.S. Federal Reserve towards the end of the period. Negative factors included periods of rate volatility, uncertainty driven by the current administration’s fiscal policies and a continued increase in municipal bond supply after an above-average year of issuance in the prior year. Against this backdrop, municipal bonds delivered modest returns.

Top contributors to the Fund’s performance: The Fund’s allocation to investment grade bonds was the primary contributor to relative performance.

Top detractors from the Fund’s performance: The Fund’s longer duration relative to the Bloomberg High Yield Municipal Bond Index detracted as the yield curve steepened and intermediate and longer maturity rates rose over the period. An overweight allocation to the Industrial Development sector and underweight allocation to the Special Tax, Local General Obligation, and Tobacco sectors detracted from relative performance. Security selection within the Education, Transportation and Special Tax sectors detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	Bloomberg High Yield Municipal Bond Index	Bloomberg 65% High Yield Municipal Bond Index/ 35% Bloomberg Municipal Bond Index	Lipper High Yield Municipal Debt Funds Average	Bloomberg U.S. Aggregate Bond Index
9/30/2015	$9,771	$10,000	$10,000	$10,000	$10,000
10/31/2015	$9,877	$10,122	$10,093	$10,073	$10,002
11/30/2015	$9,916	$10,162	$10,133	$10,129	$9,975
12/31/2015	$9,971	$10,178	$10,168	$10,221	$9,943
1/31/2016	$10,054	$10,236	$10,248	$10,313	$10,080
2/29/2016	$10,118	$10,348	$10,327	$10,333	$10,151
3/31/2016	$10,208	$10,457	$10,409	$10,433	$10,244
4/30/2016	$10,307	$10,521	$10,477	$10,533	$10,284
5/31/2016	$10,415	$10,659	$10,577	$10,618	$10,286
6/30/2016	$10,647	$10,990	$10,849	$10,827	$10,471
7/31/2016	$10,712	$11,062	$10,898	$10,842	$10,537
8/31/2016	$10,757	$11,102	$10,929	$10,886	$10,525
9/30/2016	$10,776	$11,132	$10,928	$10,863	$10,519
10/31/2016	$10,662	$10,994	$10,800	$10,733	$10,439
11/30/2016	$10,193	$10,340	$10,241	$10,233	$10,192
12/31/2016	$10,238	$10,482	$10,375	$10,301	$10,206
1/31/2017	$10,358	$10,629	$10,494	$10,376	$10,226
2/28/2017	$10,485	$10,883	$10,682	$10,491	$10,295
3/31/2017	$10,514	$10,907	$10,706	$10,546	$10,290
4/30/2017	$10,597	$10,981	$10,780	$10,728	$10,369
5/31/2017	$10,707	$11,149	$10,947	$10,892	$10,449
6/30/2017	$10,717	$11,125	$10,918	$10,884	$10,438
7/31/2017	$10,818	$11,198	$10,996	$10,955	$10,483
8/31/2017	$10,978	$11,352	$11,123	$11,072	$10,577
9/30/2017	$10,929	$11,291	$11,065	$11,060	$10,527
10/31/2017	$10,863	$11,322	$11,094	$11,060	$10,533
11/30/2017	$10,872	$11,351	$11,091	$11,077	$10,519
12/31/2017	$10,993	$11,498	$11,225	$11,197	$10,568
1/31/2018	$10,973	$11,391	$11,111	$11,126	$10,446
2/28/2018	$10,963	$11,399	$11,104	$11,094	$10,347
3/31/2018	$11,075	$11,566	$11,224	$11,168	$10,413
4/30/2018	$11,130	$11,617	$11,243	$11,173	$10,336
5/31/2018	$11,280	$11,860	$11,441	$11,316	$10,410
6/30/2018	$11,384	$11,919	$11,481	$11,351	$10,397
7/31/2018	$11,421	$11,961	$11,517	$11,390	$10,399
8/31/2018	$11,515	$12,057	$11,588	$11,434	$10,466
9/30/2018	$11,456	$12,010	$11,532	$11,376	$10,399
10/31/2018	$11,293	$11,859	$11,413	$11,254	$10,317
11/30/2018	$11,322	$11,942	$11,509	$11,301	$10,378
12/31/2018	$11,410	$12,045	$11,622	$11,397	$10,569
1/31/2019	$11,458	$12,126	$11,703	$11,460	$10,681
2/28/2019	$11,601	$12,192	$11,767	$11,552	$10,675
3/31/2019	$11,886	$12,507	$12,029	$11,779	$10,880
4/30/2019	$11,975	$12,577	$12,089	$11,845	$10,883
5/31/2019	$12,182	$12,781	$12,275	$12,026	$11,076
6/30/2019	$12,262	$12,848	$12,332	$12,081	$11,215
7/31/2019	$12,350	$12,928	$12,418	$12,160	$11,240
8/31/2019	$12,646	$13,239	$12,680	$12,387	$11,531
9/30/2019	$12,595	$13,213	$12,628	$12,331	$11,470
10/31/2019	$12,593	$13,241	$12,653	$12,339	$11,504
11/30/2019	$12,641	$13,292	$12,696	$12,388	$11,498
12/31/2019	$12,719	$13,331	$12,734	$12,429	$11,490
1/31/2020	$12,999	$13,660	$13,018	$12,671	$11,711
2/29/2020	$13,330	$13,948	$13,255	$12,899	$11,922
3/31/2020	$11,775	$12,414	$12,140	$11,728	$11,852
4/30/2020	$11,344	$11,995	$11,820	$11,389	$12,063
5/31/2020	$11,770	$12,485	$12,265	$11,755	$12,119
6/30/2020	$12,288	$12,979	$12,616	$12,141	$12,195
7/31/2020	$12,592	$13,332	$12,913	$12,401	$12,377
8/31/2020	$12,618	$13,367	$12,914	$12,406	$12,277
9/30/2020	$12,583	$13,380	$12,924	$12,402	$12,271
10/31/2020	$12,568	$13,404	$12,925	$12,391	$12,216
11/30/2020	$12,907	$13,726	$13,195	$12,675	$12,336
12/31/2020	$13,163	$13,983	$13,384	$12,889	$12,353
1/31/2021	$13,461	$14,275	$13,595	$13,108	$12,264
2/28/2021	$13,256	$14,125	$13,427	$12,948	$12,087
3/31/2021	$13,365	$14,278	$13,551	$13,049	$11,936
4/30/2021	$13,558	$14,487	$13,719	$13,222	$12,030
5/31/2021	$13,727	$14,654	$13,836	$13,371	$12,070
6/30/2021	$13,888	$14,840	$13,964	$13,512	$12,155
7/31/2021	$14,038	$15,018	$14,113	$13,639	$12,290
8/31/2021	$13,976	$14,994	$14,081	$13,591	$12,267
9/30/2021	$13,817	$14,896	$13,985	$13,468	$12,161
10/31/2021	$13,754	$14,836	$13,934	$13,434	$12,157
11/30/2021	$13,969	$15,030	$14,094	$13,596	$12,193
12/31/2021	$14,004	$15,069	$14,126	$13,629	$12,162
1/31/2022	$13,520	$14,648	$13,734	$13,268	$11,900
2/28/2022	$13,370	$14,613	$13,696	$13,158	$11,767
3/31/2022	$12,797	$14,085	$13,219	$12,707	$11,441
4/30/2022	$12,279	$13,585	$12,785	$12,254	$11,006
5/31/2022	$12,423	$13,735	$12,943	$12,405	$11,077
6/30/2022	$11,947	$13,296	$12,600	$11,968	$10,904
7/31/2022	$12,377	$13,792	$13,023	$12,395	$11,170
8/31/2022	$12,072	$13,485	$12,734	$12,106	$10,854
9/30/2022	$11,304	$12,654	$12,053	$11,452	$10,385
10/31/2022	$11,043	$12,395	$11,857	$11,248	$10,251
11/30/2022	$11,727	$13,117	$12,500	$11,849	$10,628
12/31/2022	$11,689	$13,095	$12,500	$11,800	$10,580
1/31/2023	$12,164	$13,677	$12,986	$12,249	$10,905
2/28/2023	$11,834	$13,247	$12,618	$11,918	$10,623
3/31/2023	$11,953	$13,453	$12,844	$12,086	$10,893
4/30/2023	$12,049	$13,530	$12,882	$12,126	$10,959
5/31/2023	$11,965	$13,437	$12,785	$12,057	$10,840
6/30/2023	$12,186	$13,676	$12,977	$12,176	$10,801
7/31/2023	$12,228	$13,764	$13,050	$12,209	$10,794
8/31/2023	$12,075	$13,556	$12,855	$12,037	$10,725
9/30/2023	$11,669	$13,095	$12,440	$11,658	$10,452
10/31/2023	$11,391	$12,885	$12,273	$11,423	$10,287
11/30/2023	$12,153	$13,884	$13,164	$12,217	$10,753
12/31/2023	$12,536	$14,301	$13,528	$12,585	$11,165
1/31/2024	$12,608	$14,234	$13,463	$12,632	$11,134
2/29/2024	$12,704	$14,346	$13,538	$12,709	$10,977
3/31/2024	$12,794	$14,517	$13,642	$12,785	$11,078
4/30/2024	$12,655	$14,428	$13,529	$12,633	$10,798
5/31/2024	$12,736	$14,537	$13,582	$12,710	$10,981
6/30/2024	$12,985	$14,893	$13,870	$13,005	$11,086
7/31/2024	$13,117	$15,056	$14,014	$13,138	$11,344
8/31/2024	$13,248	$15,233	$14,159	$13,245	$11,507
9/30/2024	$13,463	$15,371	$14,291	$13,409	$11,662
10/31/2024	$13,305	$15,137	$14,077	$13,224	$11,372
11/30/2024	$13,498	$15,462	$14,359	$13,445	$11,493
12/31/2024	$13,316	$15,205	$14,130	$13,236	$11,304
1/31/2025	$13,401	$15,320	$14,225	$13,306	$11,364
2/28/2025	$13,560	$15,511	$14,389	$13,471	$11,614
3/31/2025	$13,315	$15,329	$14,194	$13,224	$11,619
4/30/2025	$13,121	$15,056	$13,990	$13,031	$11,665
5/31/2025	$13,073	$15,066	$13,999	$12,979	$11,581
6/30/2025	$13,137	$15,155	$14,083	$12,944	$11,759
7/31/2025	$12,915	$14,926	$13,935	$12,790	$11,728
8/31/2025	$12,981	$15,006	$14,026	$12,879	$11,868
9/30/2025	$13,437	$15,401	$14,380	$13,279	$11,998

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A at NAV	(0.20%)	1.32%	3.24%
Class A with sales charge	(2.47%)	0.86%	3.00%
Bloomberg High Yield Municipal Bond Index	0.20%	2.85%	4.41%
Bloomberg 65% High Yield Municipal Bond Index/ 35% Bloomberg Municipal Bond Index	0.62%	2.16%	3.70%
Lipper High Yield Municipal Debt Funds Average	(0.97%)	1.38%	2.88%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.84%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in?

(as of September 30, 2025)

Key Fund Statistics

 (as of September 30, 2025)

Total Net Assets	$4,140,786,753
# of Portfolio Holdings	600
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$17,835,908
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A3.37%
  A-1.85%
  A+2.61%
  AA3.34%
  AA-2.21%
  AA+1.13%
  AAA0.55%
  B0.16%
  B-2.42%
  B+1.56%
  BB4.29%
  BB-1.50%
  BB+11.52%
  BBB4.53%
  BBB-9.17%
  BBB+2.06%
  CCC0.35%
  CCC-0.86%
  CCC+1.06%
  NR45.46%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class A

HYMAX

Lord Abbett High Income Municipal Bond Fund

Annual Shareholder Report

September 30, 2025

lordabbett.com/FundDocuments

TSR-A-1430-A

11/25

Class C

HYMCX

Lord Abbett High Income Municipal Bond Fund

Annual Shareholder Report

September 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett High Income Municipal Bond Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$145	1.46%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2025, the Fund returned -0.73%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 0.20% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg High Yield Municipal Bond Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% over the same period.

The municipal yield curve steepened over the one-year period, with shorter maturities experiencing a fall in rates while yields moved higher in longer maturities. Positive factors for the municipal market included healthy demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Also supporting the market was the start of interest rate cuts by the U.S. Federal Reserve towards the end of the period. Negative factors included periods of rate volatility, uncertainty driven by the current administration’s fiscal policies and a continued increase in municipal bond supply after an above-average year of issuance in the prior year. Against this backdrop, municipal bonds delivered modest returns.

Top contributors to the Fund’s performance: The Fund’s allocation to investment grade bonds was the primary contributor to relative performance.

Top detractors from the Fund’s performance: The Fund’s longer duration relative to the Bloomberg High Yield Municipal Bond Index detracted as the yield curve steepened and intermediate and longer maturity rates rose over the period. An overweight allocation to the Industrial Development sector and underweight allocation to the Special Tax, Local General Obligation, and Tobacco sectors detracted from relative performance. Security selection within the Education, Transportation and Special Tax sectors detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class C with load	Bloomberg High Yield Municipal Bond Index	Bloomberg 65% High Yield Municipal Bond Index/ 35% Bloomberg Municipal Bond Index	Lipper High Yield Municipal Debt Funds Average	Bloomberg U.S. Aggregate Bond Index
9/30/2015	$10,000	$10,000	$10,000	$10,000	$10,000
10/31/2015	$10,094	$10,122	$10,093	$10,073	$10,002
11/30/2015	$10,137	$10,162	$10,133	$10,129	$9,975
12/31/2015	$10,179	$10,178	$10,168	$10,221	$9,943
1/31/2016	$10,259	$10,236	$10,248	$10,313	$10,080
2/29/2016	$10,319	$10,348	$10,327	$10,333	$10,151
3/31/2016	$10,406	$10,457	$10,409	$10,433	$10,244
4/30/2016	$10,510	$10,521	$10,477	$10,533	$10,284
5/31/2016	$10,615	$10,659	$10,577	$10,618	$10,286
6/30/2016	$10,845	$10,990	$10,849	$10,827	$10,471
7/31/2016	$10,897	$11,062	$10,898	$10,842	$10,537
8/31/2016	$10,947	$11,102	$10,929	$10,886	$10,525
9/30/2016	$10,951	$11,132	$10,928	$10,863	$10,519
10/31/2016	$10,829	$10,994	$10,800	$10,733	$10,439
11/30/2016	$10,347	$10,340	$10,241	$10,233	$10,192
12/31/2016	$10,388	$10,482	$10,375	$10,301	$10,206
1/31/2017	$10,504	$10,629	$10,494	$10,376	$10,226
2/28/2017	$10,628	$10,883	$10,682	$10,491	$10,295
3/31/2017	$10,651	$10,907	$10,706	$10,546	$10,290
4/30/2017	$10,730	$10,981	$10,780	$10,728	$10,369
5/31/2017	$10,836	$11,149	$10,947	$10,892	$10,449
6/30/2017	$10,841	$11,125	$10,918	$10,884	$10,438
7/31/2017	$10,937	$11,198	$10,996	$10,955	$10,483
8/31/2017	$11,093	$11,352	$11,123	$11,072	$10,577
9/30/2017	$11,037	$11,291	$11,065	$11,060	$10,527
10/31/2017	$10,966	$11,322	$11,094	$11,060	$10,533
11/30/2017	$10,978	$11,351	$11,091	$11,077	$10,519
12/31/2017	$11,085	$11,498	$11,225	$11,197	$10,568
1/31/2018	$11,059	$11,391	$11,111	$11,126	$10,446
2/28/2018	$11,053	$11,399	$11,104	$11,094	$10,347
3/31/2018	$11,160	$11,566	$11,224	$11,168	$10,413
4/30/2018	$11,201	$11,617	$11,243	$11,173	$10,336
5/31/2018	$11,346	$11,860	$11,441	$11,316	$10,410
6/30/2018	$11,444	$11,919	$11,481	$11,351	$10,397
7/31/2018	$11,475	$11,961	$11,517	$11,390	$10,399
8/31/2018	$11,564	$12,057	$11,588	$11,434	$10,466
9/30/2018	$11,499	$12,010	$11,532	$11,376	$10,399
10/31/2018	$11,338	$11,859	$11,413	$11,254	$10,317
11/30/2018	$11,352	$11,942	$11,509	$11,301	$10,378
12/31/2018	$11,434	$12,045	$11,622	$11,397	$10,569
1/31/2019	$11,486	$12,126	$11,703	$11,460	$10,681
2/28/2019	$11,624	$12,192	$11,767	$11,552	$10,675
3/31/2019	$11,892	$12,507	$12,029	$11,779	$10,880
4/30/2019	$11,976	$12,577	$12,089	$11,845	$10,883
5/31/2019	$12,186	$12,781	$12,275	$12,026	$11,076
6/30/2019	$12,250	$12,848	$12,332	$12,081	$11,215
7/31/2019	$12,341	$12,928	$12,418	$12,160	$11,240
8/31/2019	$12,621	$13,239	$12,680	$12,387	$11,531
9/30/2019	$12,573	$13,213	$12,628	$12,331	$11,470
10/31/2019	$12,564	$13,241	$12,653	$12,339	$11,504
11/30/2019	$12,596	$13,292	$12,696	$12,388	$11,498
12/31/2019	$12,667	$13,331	$12,734	$12,429	$11,490
1/31/2020	$12,949	$13,660	$13,018	$12,671	$11,711
2/29/2020	$13,262	$13,948	$13,255	$12,899	$11,922
3/31/2020	$11,708	$12,414	$12,140	$11,728	$11,852
4/30/2020	$11,284	$11,995	$11,820	$11,389	$12,063
5/31/2020	$11,690	$12,485	$12,265	$11,755	$12,119
6/30/2020	$12,198	$12,979	$12,616	$12,141	$12,195
7/31/2020	$12,504	$13,332	$12,913	$12,401	$12,377
8/31/2020	$12,512	$13,367	$12,914	$12,406	$12,277
9/30/2020	$12,471	$13,380	$12,924	$12,402	$12,271
10/31/2020	$12,459	$13,404	$12,925	$12,391	$12,216
11/30/2020	$12,778	$13,726	$13,195	$12,675	$12,336
12/31/2020	$13,035	$13,983	$13,384	$12,889	$12,353
1/31/2021	$13,311	$14,275	$13,595	$13,108	$12,264
2/28/2021	$13,113	$14,125	$13,427	$12,948	$12,087
3/31/2021	$13,213	$14,278	$13,551	$13,049	$11,936
4/30/2021	$13,397	$14,487	$13,719	$13,222	$12,030
5/31/2021	$13,546	$14,654	$13,836	$13,371	$12,070
6/30/2021	$13,698	$14,840	$13,964	$13,512	$12,155
7/31/2021	$13,849	$15,018	$14,113	$13,639	$12,290
8/31/2021	$13,769	$14,994	$14,081	$13,591	$12,267
9/30/2021	$13,616	$14,896	$13,985	$13,468	$12,161
10/31/2021	$13,536	$14,836	$13,934	$13,434	$12,157
11/30/2021	$13,741	$15,030	$14,094	$13,596	$12,193
12/31/2021	$13,779	$15,069	$14,126	$13,629	$12,162
1/31/2022	$13,295	$14,648	$13,734	$13,268	$11,900
2/28/2022	$13,130	$14,613	$13,696	$13,158	$11,767
3/31/2022	$12,561	$14,085	$13,219	$12,707	$11,441
4/30/2022	$12,046	$13,585	$12,785	$12,254	$11,006
5/31/2022	$12,181	$13,735	$12,943	$12,405	$11,077
6/30/2022	$11,707	$13,296	$12,600	$11,968	$10,904
7/31/2022	$12,123	$13,792	$13,023	$12,395	$11,170
8/31/2022	$11,817	$13,485	$12,734	$12,106	$10,854
9/30/2022	$11,059	$12,654	$12,053	$11,452	$10,385
10/31/2022	$10,809	$12,395	$11,857	$11,248	$10,251
11/30/2022	$11,472	$13,117	$12,500	$11,849	$10,628
12/31/2022	$11,418	$13,095	$12,500	$11,800	$10,580
1/31/2023	$11,886	$13,677	$12,986	$12,249	$10,905
2/28/2023	$11,548	$13,247	$12,618	$11,918	$10,623
3/31/2023	$11,669	$13,453	$12,844	$12,086	$10,893
4/30/2023	$11,746	$13,530	$12,882	$12,126	$10,959
5/31/2023	$11,668	$13,437	$12,785	$12,057	$10,840
6/30/2023	$11,867	$13,676	$12,977	$12,176	$10,801
7/31/2023	$11,901	$13,764	$13,050	$12,209	$10,794
8/31/2023	$11,746	$13,556	$12,855	$12,037	$10,725
9/30/2023	$11,345	$13,095	$12,440	$11,658	$10,452
10/31/2023	$11,069	$12,885	$12,273	$11,423	$10,287
11/30/2023	$11,815	$13,884	$13,164	$12,217	$10,753
12/31/2023	$12,170	$14,301	$13,528	$12,585	$11,165
1/31/2024	$12,245	$14,234	$13,463	$12,632	$11,134
2/29/2024	$12,320	$14,346	$13,538	$12,709	$10,977
3/31/2024	$12,402	$14,517	$13,642	$12,785	$11,078
4/30/2024	$12,272	$14,428	$13,529	$12,633	$10,798
5/31/2024	$12,333	$14,537	$13,582	$12,710	$10,981
6/30/2024	$12,579	$14,893	$13,870	$13,005	$11,086
7/31/2024	$12,688	$15,056	$14,014	$13,138	$11,344
8/31/2024	$12,808	$15,233	$14,159	$13,245	$11,507
9/30/2024	$13,010	$15,371	$14,291	$13,409	$11,662
10/31/2024	$12,851	$15,137	$14,077	$13,224	$11,372
11/30/2024	$13,042	$15,462	$14,359	$13,445	$11,493
12/31/2024	$12,848	$15,205	$14,130	$13,236	$11,304
1/31/2025	$12,923	$15,320	$14,225	$13,306	$11,364
2/28/2025	$13,071	$15,511	$14,389	$13,471	$11,614
3/31/2025	$12,828	$15,329	$14,194	$13,224	$11,619
4/30/2025	$12,634	$15,056	$13,990	$13,031	$11,665
5/31/2025	$12,581	$15,066	$13,999	$12,979	$11,581
6/30/2025	$12,636	$15,155	$14,083	$12,944	$11,759
7/31/2025	$12,416	$14,926	$13,935	$12,790	$11,728
8/31/2025	$12,485	$15,006	$14,026	$12,879	$11,868
9/30/2025	$12,916	$15,401	$14,380	$13,279	$11,998

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C at NAV	(0.73%)	0.70%	2.59%
Class C with sales charge	(1.68%)	0.70%	2.59%
Bloomberg High Yield Municipal Bond Index	0.20%	2.85%	4.41%
Bloomberg 65% High Yield Municipal Bond Index/ 35% Bloomberg Municipal Bond Index	0.62%	2.16%	3.70%
Lipper High Yield Municipal Debt Funds Average	(0.97%)	1.38%	2.88%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.84%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in?

(as of September 30, 2025)

Key Fund Statistics

 (as of September 30, 2025)

Total Net Assets	$4,140,786,753
# of Portfolio Holdings	600
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$17,835,908
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A3.37%
  A-1.85%
  A+2.61%
  AA3.34%
  AA-2.21%
  AA+1.13%
  AAA0.55%
  B0.16%
  B-2.42%
  B+1.56%
  BB4.29%
  BB-1.50%
  BB+11.52%
  BBB4.53%
  BBB-9.17%
  BBB+2.06%
  CCC0.35%
  CCC-0.86%
  CCC+1.06%
  NR45.46%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class C

HYMCX

Lord Abbett High Income Municipal Bond Fund

Annual Shareholder Report

September 30, 2025

lordabbett.com/FundDocuments

TSR-A-1432-C

11/25

Class F

HYMFX

Lord Abbett High Income Municipal Bond Fund

Annual Shareholder Report

September 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett High Income Municipal Bond Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$73	0.73%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2025, the Fund returned -0.10%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 0.20% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg High Yield Municipal Bond Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% over the same period.

The municipal yield curve steepened over the one-year period, with shorter maturities experiencing a fall in rates while yields moved higher in longer maturities. Positive factors for the municipal market included healthy demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Also supporting the market was the start of interest rate cuts by the U.S. Federal Reserve towards the end of the period. Negative factors included periods of rate volatility, uncertainty driven by the current administration’s fiscal policies and a continued increase in municipal bond supply after an above-average year of issuance in the prior year. Against this backdrop, municipal bonds delivered modest returns.

Top contributors to the Fund’s performance: The Fund’s allocation to investment grade bonds was the primary contributor to relative performance.

Top detractors from the Fund’s performance: The Fund’s longer duration relative to the Bloomberg High Yield Municipal Bond Index detracted as the yield curve steepened and intermediate and longer maturity rates rose over the period. An overweight allocation to the Industrial Development sector and underweight allocation to the Special Tax, Local General Obligation, and Tobacco sectors detracted from relative performance. Security selection within the Education, Transportation and Special Tax sectors detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class F	Bloomberg High Yield Municipal Bond Index	Bloomberg 65% High Yield Municipal Bond Index/ 35% Bloomberg Municipal Bond Index	Lipper High Yield Municipal Debt Funds Average	Bloomberg U.S. Aggregate Bond Index
9/30/2015	$10,000	$10,000	$10,000	$10,000	$10,000
10/31/2015	$10,109	$10,122	$10,093	$10,073	$10,002
11/30/2015	$10,149	$10,162	$10,133	$10,129	$9,975
12/31/2015	$10,207	$10,178	$10,168	$10,221	$9,943
1/31/2016	$10,292	$10,236	$10,248	$10,313	$10,080
2/29/2016	$10,359	$10,348	$10,327	$10,333	$10,151
3/31/2016	$10,452	$10,457	$10,409	$10,433	$10,244
4/30/2016	$10,554	$10,521	$10,477	$10,533	$10,284
5/31/2016	$10,666	$10,659	$10,577	$10,618	$10,286
6/30/2016	$10,903	$10,990	$10,849	$10,827	$10,471
7/31/2016	$10,971	$11,062	$10,898	$10,842	$10,537
8/31/2016	$11,019	$11,102	$10,929	$10,886	$10,525
9/30/2016	$11,039	$11,132	$10,928	$10,863	$10,519
10/31/2016	$10,923	$10,994	$10,800	$10,733	$10,439
11/30/2016	$10,443	$10,340	$10,241	$10,233	$10,192
12/31/2016	$10,490	$10,482	$10,375	$10,301	$10,206
1/31/2017	$10,614	$10,629	$10,494	$10,376	$10,226
2/28/2017	$10,745	$10,883	$10,682	$10,491	$10,295
3/31/2017	$10,775	$10,907	$10,706	$10,546	$10,290
4/30/2017	$10,861	$10,981	$10,780	$10,728	$10,369
5/31/2017	$10,966	$11,149	$10,947	$10,892	$10,449
6/30/2017	$10,987	$11,125	$10,918	$10,884	$10,438
7/31/2017	$11,091	$11,198	$10,996	$10,955	$10,483
8/31/2017	$11,255	$11,352	$11,123	$11,072	$10,577
9/30/2017	$11,206	$11,291	$11,065	$11,060	$10,527
10/31/2017	$11,140	$11,322	$11,094	$11,060	$10,533
11/30/2017	$11,150	$11,351	$11,091	$11,077	$10,519
12/31/2017	$11,274	$11,498	$11,225	$11,197	$10,568
1/31/2018	$11,255	$11,391	$11,111	$11,126	$10,446
2/28/2018	$11,246	$11,399	$11,104	$11,094	$10,347
3/31/2018	$11,361	$11,566	$11,224	$11,168	$10,413
4/30/2018	$11,419	$11,617	$11,243	$11,173	$10,336
5/31/2018	$11,574	$11,860	$11,441	$11,316	$10,410
6/30/2018	$11,681	$11,919	$11,481	$11,351	$10,397
7/31/2018	$11,720	$11,961	$11,517	$11,390	$10,399
8/31/2018	$11,817	$12,057	$11,588	$11,434	$10,466
9/30/2018	$11,748	$12,010	$11,532	$11,376	$10,399
10/31/2018	$11,591	$11,859	$11,413	$11,254	$10,317
11/30/2018	$11,622	$11,942	$11,509	$11,301	$10,378
12/31/2018	$11,713	$12,045	$11,622	$11,397	$10,569
1/31/2019	$11,764	$12,126	$11,703	$11,460	$10,681
2/28/2019	$11,911	$12,192	$11,767	$11,552	$10,675
3/31/2019	$12,204	$12,507	$12,029	$11,779	$10,880
4/30/2019	$12,297	$12,577	$12,089	$11,845	$10,883
5/31/2019	$12,510	$12,781	$12,275	$12,026	$11,076
6/30/2019	$12,593	$12,848	$12,332	$12,081	$11,215
7/31/2019	$12,685	$12,928	$12,418	$12,160	$11,240
8/31/2019	$12,990	$13,239	$12,680	$12,387	$11,531
9/30/2019	$12,938	$13,213	$12,628	$12,331	$11,470
10/31/2019	$12,937	$13,241	$12,653	$12,339	$11,504
11/30/2019	$12,987	$13,292	$12,696	$12,388	$11,498
12/31/2019	$13,069	$13,331	$12,734	$12,429	$11,490
1/31/2020	$13,357	$13,660	$13,018	$12,671	$11,711
2/29/2020	$13,698	$13,948	$13,255	$12,899	$11,922
3/31/2020	$12,102	$12,414	$12,140	$11,728	$11,852
4/30/2020	$11,661	$11,995	$11,820	$11,389	$12,063
5/31/2020	$12,099	$12,485	$12,265	$11,755	$12,119
6/30/2020	$12,632	$12,979	$12,616	$12,141	$12,195
7/31/2020	$12,946	$13,332	$12,913	$12,401	$12,377
8/31/2020	$12,974	$13,367	$12,914	$12,406	$12,277
9/30/2020	$12,938	$13,380	$12,924	$12,402	$12,271
10/31/2020	$12,924	$13,404	$12,925	$12,391	$12,216
11/30/2020	$13,274	$13,726	$13,195	$12,675	$12,336
12/31/2020	$13,538	$13,983	$13,384	$12,889	$12,353
1/31/2021	$13,845	$14,275	$13,595	$13,108	$12,264
2/28/2021	$13,635	$14,125	$13,427	$12,948	$12,087
3/31/2021	$13,748	$14,278	$13,551	$13,049	$11,936
4/30/2021	$13,948	$14,487	$13,719	$13,222	$12,030
5/31/2021	$14,122	$14,654	$13,836	$13,371	$12,070
6/30/2021	$14,290	$14,840	$13,964	$13,512	$12,155
7/31/2021	$14,445	$15,018	$14,113	$13,639	$12,290
8/31/2021	$14,382	$14,994	$14,081	$13,591	$12,267
9/30/2021	$14,220	$14,896	$13,985	$13,468	$12,161
10/31/2021	$14,156	$14,836	$13,934	$13,434	$12,157
11/30/2021	$14,379	$15,030	$14,094	$13,596	$12,193
12/31/2021	$14,416	$15,069	$14,126	$13,629	$12,162
1/31/2022	$13,919	$14,648	$13,734	$13,268	$11,900
2/28/2022	$13,766	$14,613	$13,696	$13,158	$11,767
3/31/2022	$13,178	$14,085	$13,219	$12,707	$11,441
4/30/2022	$12,646	$13,585	$12,785	$12,254	$11,006
5/31/2022	$12,795	$13,735	$12,943	$12,405	$11,077
6/30/2022	$12,295	$13,296	$12,600	$11,968	$10,904
7/31/2022	$12,750	$13,792	$13,023	$12,395	$11,170
8/31/2022	$12,437	$13,485	$12,734	$12,106	$10,854
9/30/2022	$11,648	$12,654	$12,053	$11,452	$10,385
10/31/2022	$11,380	$12,395	$11,857	$11,248	$10,251
11/30/2022	$12,085	$13,117	$12,500	$11,849	$10,628
12/31/2022	$12,047	$13,095	$12,500	$11,800	$10,580
1/31/2023	$12,537	$13,677	$12,986	$12,249	$10,905
2/28/2023	$12,198	$13,247	$12,618	$11,918	$10,623
3/31/2023	$12,322	$13,453	$12,844	$12,086	$10,893
4/30/2023	$12,411	$13,530	$12,882	$12,126	$10,959
5/31/2023	$12,337	$13,437	$12,785	$12,057	$10,840
6/30/2023	$12,554	$13,676	$12,977	$12,176	$10,801
7/31/2023	$12,598	$13,764	$13,050	$12,209	$10,794
8/31/2023	$12,441	$13,556	$12,855	$12,037	$10,725
9/30/2023	$12,036	$13,095	$12,440	$11,658	$10,452
10/31/2023	$11,751	$12,885	$12,273	$11,423	$10,287
11/30/2023	$12,537	$13,884	$13,164	$12,217	$10,753
12/31/2023	$12,933	$14,301	$13,528	$12,585	$11,165
1/31/2024	$13,008	$14,234	$13,463	$12,632	$11,134
2/29/2024	$13,108	$14,346	$13,538	$12,709	$10,977
3/31/2024	$13,202	$14,517	$13,642	$12,785	$11,078
4/30/2024	$13,060	$14,428	$13,529	$12,633	$10,798
5/31/2024	$13,145	$14,537	$13,582	$12,710	$10,981
6/30/2024	$13,402	$14,893	$13,870	$13,005	$11,086
7/31/2024	$13,539	$15,056	$14,014	$13,138	$11,344
8/31/2024	$13,676	$15,233	$14,159	$13,245	$11,507
9/30/2024	$13,899	$15,371	$14,291	$13,409	$11,662
10/31/2024	$13,737	$15,137	$14,077	$13,224	$11,372
11/30/2024	$13,937	$15,462	$14,359	$13,445	$11,493
12/31/2024	$13,751	$15,205	$14,130	$13,236	$11,304
1/31/2025	$13,840	$15,320	$14,225	$13,306	$11,364
2/28/2025	$14,005	$15,511	$14,389	$13,471	$11,614
3/31/2025	$13,753	$15,329	$14,194	$13,224	$11,619
4/30/2025	$13,554	$15,056	$13,990	$13,031	$11,665
5/31/2025	$13,506	$15,066	$13,999	$12,979	$11,581
6/30/2025	$13,573	$15,155	$14,083	$12,944	$11,759
7/31/2025	$13,345	$14,926	$13,935	$12,790	$11,728
8/31/2025	$13,414	$15,006	$14,026	$12,879	$11,868
9/30/2025	$13,886	$15,401	$14,380	$13,279	$11,998

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class F at NAV	(0.10%)	1.42%	3.34%
Bloomberg High Yield Municipal Bond Index	0.20%	2.85%	4.41%
Bloomberg 65% High Yield Municipal Bond Index/ 35% Bloomberg Municipal Bond Index	0.62%	2.16%	3.70%
Lipper High Yield Municipal Debt Funds Average	(0.97%)	1.38%	2.88%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.84%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in?

(as of September 30, 2025)

Key Fund Statistics

 (as of September 30, 2025)

Total Net Assets	$4,140,786,753
# of Portfolio Holdings	600
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$17,835,908
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A3.37%
  A-1.85%
  A+2.61%
  AA3.34%
  AA-2.21%
  AA+1.13%
  AAA0.55%
  B0.16%
  B-2.42%
  B+1.56%
  BB4.29%
  BB-1.50%
  BB+11.52%
  BBB4.53%
  BBB-9.17%
  BBB+2.06%
  CCC0.35%
  CCC-0.86%
  CCC+1.06%
  NR45.46%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F

HYMFX

Lord Abbett High Income Municipal Bond Fund

Annual Shareholder Report

September 30, 2025

lordabbett.com/FundDocuments

TSR-A-1038-F

11/25

Class F3

HYMOX

Lord Abbett High Income Municipal Bond Fund

Annual Shareholder Report

September 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett High Income Municipal Bond Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$58	0.58%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2025, the Fund returned 0.05%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 0.20% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg High Yield Municipal Bond Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% over the same period.

The municipal yield curve steepened over the one-year period, with shorter maturities experiencing a fall in rates while yields moved higher in longer maturities. Positive factors for the municipal market included healthy demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Also supporting the market was the start of interest rate cuts by the U.S. Federal Reserve towards the end of the period. Negative factors included periods of rate volatility, uncertainty driven by the current administration’s fiscal policies and a continued increase in municipal bond supply after an above-average year of issuance in the prior year. Against this backdrop, municipal bonds delivered modest returns.

Top contributors to the Fund’s performance: The Fund’s allocation to investment grade bonds was the primary contributor to relative performance.

Top detractors from the Fund’s performance: The Fund’s longer duration relative to the Bloomberg High Yield Municipal Bond Index detracted as the yield curve steepened and intermediate and longer maturity rates rose over the period. An overweight allocation to the Industrial Development sector and underweight allocation to the Special Tax, Local General Obligation, and Tobacco sectors detracted from relative performance. Security selection within the Education, Transportation and Special Tax sectors detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class F3	Bloomberg High Yield Municipal Bond Index	Bloomberg 65% High Yield Municipal Bond Index/ 35% Bloomberg Municipal Bond Index	Lipper High Yield Municipal Debt Funds Average	Bloomberg U.S. Aggregate Bond Index
4/4/2017	$10,000	$10,000	$10,000	$10,000	$10,000
4/30/2017	$10,085	$10,075	$10,070	$10,156	$10,051
5/31/2017	$10,183	$10,229	$10,226	$10,312	$10,128
6/30/2017	$10,203	$10,207	$10,198	$10,305	$10,118
7/31/2017	$10,292	$10,274	$10,271	$10,371	$10,162
8/31/2017	$10,447	$10,415	$10,390	$10,482	$10,253
9/30/2017	$10,411	$10,360	$10,335	$10,471	$10,204
10/31/2017	$10,350	$10,388	$10,363	$10,471	$10,210
11/30/2017	$10,360	$10,414	$10,360	$10,487	$10,197
12/31/2017	$10,468	$10,549	$10,486	$10,601	$10,244
1/31/2018	$10,451	$10,451	$10,379	$10,533	$10,126
2/28/2018	$10,452	$10,458	$10,372	$10,503	$10,030
3/31/2018	$10,561	$10,611	$10,485	$10,574	$10,094
4/30/2018	$10,607	$10,659	$10,502	$10,578	$10,019
5/31/2018	$10,761	$10,882	$10,687	$10,714	$10,091
6/30/2018	$10,854	$10,936	$10,725	$10,747	$10,078
7/31/2018	$10,900	$10,974	$10,758	$10,783	$10,080
8/31/2018	$10,992	$11,062	$10,824	$10,825	$10,145
9/30/2018	$10,929	$11,019	$10,772	$10,770	$10,080
10/31/2018	$10,784	$10,881	$10,661	$10,655	$10,000
11/30/2018	$10,813	$10,957	$10,751	$10,699	$10,060
12/31/2018	$10,900	$11,051	$10,856	$10,790	$10,245
1/31/2019	$10,948	$11,125	$10,932	$10,850	$10,354
2/28/2019	$11,087	$11,185	$10,991	$10,937	$10,348
3/31/2019	$11,361	$11,474	$11,236	$11,152	$10,546
4/30/2019	$11,439	$11,539	$11,292	$11,214	$10,549
5/31/2019	$11,649	$11,726	$11,466	$11,385	$10,736
6/30/2019	$11,727	$11,788	$11,519	$11,437	$10,871
7/31/2019	$11,814	$11,862	$11,599	$11,512	$10,895
8/31/2019	$12,100	$12,147	$11,844	$11,727	$11,177
9/30/2019	$12,053	$12,122	$11,796	$11,674	$11,118
10/31/2019	$12,053	$12,148	$11,819	$11,682	$11,151
11/30/2019	$12,092	$12,195	$11,859	$11,728	$11,146
12/31/2019	$12,169	$12,231	$11,895	$11,768	$11,138
1/31/2020	$12,449	$12,533	$12,160	$11,996	$11,352
2/29/2020	$12,769	$12,797	$12,382	$12,212	$11,557
3/31/2020	$11,279	$11,390	$11,339	$11,103	$11,489
4/30/2020	$10,868	$11,005	$11,041	$10,782	$11,693
5/31/2020	$11,279	$11,454	$11,457	$11,129	$11,747
6/30/2020	$11,779	$11,908	$11,785	$11,495	$11,821
7/31/2020	$12,073	$12,231	$12,062	$11,741	$11,998
8/31/2020	$12,091	$12,264	$12,063	$11,746	$11,901
9/30/2020	$12,069	$12,276	$12,072	$11,742	$11,894
10/31/2020	$12,057	$12,298	$12,073	$11,731	$11,841
11/30/2020	$12,375	$12,593	$12,325	$12,000	$11,958
12/31/2020	$12,634	$12,829	$12,502	$12,203	$11,974
1/31/2021	$12,912	$13,097	$12,699	$12,410	$11,888
2/28/2021	$12,728	$12,960	$12,542	$12,259	$11,716
3/31/2021	$12,835	$13,100	$12,657	$12,354	$11,570
4/30/2021	$13,023	$13,292	$12,815	$12,518	$11,662
5/31/2021	$13,177	$13,444	$12,924	$12,659	$11,700
6/30/2021	$13,346	$13,615	$13,043	$12,792	$11,782
7/31/2021	$13,493	$13,778	$13,183	$12,913	$11,914
8/31/2021	$13,425	$13,757	$13,152	$12,867	$11,891
9/30/2021	$13,285	$13,667	$13,063	$12,751	$11,788
10/31/2021	$13,216	$13,611	$13,015	$12,719	$11,785
11/30/2021	$13,427	$13,790	$13,165	$12,872	$11,820
12/31/2021	$13,473	$13,826	$13,195	$12,903	$11,789
1/31/2022	$13,009	$13,439	$12,828	$12,562	$11,535
2/28/2022	$12,857	$13,408	$12,793	$12,457	$11,407
3/31/2022	$12,318	$12,923	$12,347	$12,030	$11,090
4/30/2022	$11,820	$12,464	$11,943	$11,601	$10,669
5/31/2022	$11,962	$12,601	$12,090	$11,745	$10,738
6/30/2022	$11,505	$12,199	$11,770	$11,331	$10,569
7/31/2022	$11,923	$12,654	$12,164	$11,735	$10,828
8/31/2022	$11,631	$12,372	$11,895	$11,461	$10,522
9/30/2022	$10,892	$11,610	$11,259	$10,843	$10,067
10/31/2022	$10,653	$11,372	$11,076	$10,649	$9,937
11/30/2022	$11,305	$12,034	$11,676	$11,218	$10,302
12/31/2022	$11,271	$12,014	$11,676	$11,172	$10,256
1/31/2023	$11,732	$12,548	$12,130	$11,597	$10,571
2/28/2023	$11,415	$12,154	$11,786	$11,284	$10,298
3/31/2023	$11,532	$12,343	$11,997	$11,443	$10,559
4/30/2023	$11,617	$12,414	$12,032	$11,480	$10,623
5/31/2023	$11,548	$12,328	$11,942	$11,415	$10,508
6/30/2023	$11,754	$12,547	$12,122	$11,528	$10,470
7/31/2023	$11,807	$12,629	$12,190	$11,559	$10,463
8/31/2023	$11,661	$12,437	$12,008	$11,396	$10,396
9/30/2023	$11,271	$12,014	$11,620	$11,038	$10,132
10/31/2023	$11,005	$11,822	$11,464	$10,815	$9,972
11/30/2023	$11,744	$12,738	$12,296	$11,566	$10,424
12/31/2023	$12,118	$13,121	$12,636	$11,915	$10,823
1/31/2024	$12,190	$13,060	$12,576	$11,960	$10,793
2/29/2024	$12,285	$13,162	$12,645	$12,032	$10,640
3/31/2024	$12,376	$13,319	$12,743	$12,104	$10,739
4/30/2024	$12,243	$13,237	$12,637	$11,961	$10,467
5/31/2024	$12,324	$13,337	$12,686	$12,033	$10,645
6/30/2024	$12,568	$13,664	$12,956	$12,313	$10,746
7/31/2024	$12,698	$13,814	$13,090	$12,438	$10,997
8/31/2024	$12,828	$13,976	$13,226	$12,540	$11,155
9/30/2024	$13,039	$14,102	$13,349	$12,695	$11,304
10/31/2024	$12,889	$13,887	$13,149	$12,520	$11,024
11/30/2024	$13,078	$14,186	$13,412	$12,729	$11,140
12/31/2024	$12,904	$13,950	$13,199	$12,532	$10,958
1/31/2025	$12,990	$14,056	$13,287	$12,597	$11,016
2/28/2025	$13,147	$14,231	$13,441	$12,754	$11,258
3/31/2025	$12,911	$14,064	$13,258	$12,520	$11,263
4/30/2025	$12,725	$13,813	$13,067	$12,337	$11,307
5/31/2025	$12,681	$13,823	$13,076	$12,288	$11,226
6/30/2025	$12,746	$13,904	$13,155	$12,254	$11,399
7/31/2025	$12,533	$13,694	$13,017	$12,109	$11,368
8/31/2025	$12,600	$13,767	$13,101	$12,193	$11,504
9/30/2025	$13,046	$14,130	$13,432	$12,572	$11,630

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	0.05%	1.57%	3.18%
Bloomberg High Yield Municipal Bond Index	0.20%	2.85%	4.16%
Bloomberg 65% High Yield Municipal Bond Index/ 35% Bloomberg Municipal Bond Index	0.62%	2.16%	3.54%
Lipper High Yield Municipal Debt Funds Average	(0.97%)	1.38%	2.73%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.79%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in?

(as of September 30, 2025)

Key Fund Statistics

 (as of September 30, 2025)

Total Net Assets	$4,140,786,753
# of Portfolio Holdings	600
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$17,835,908
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A3.37%
  A-1.85%
  A+2.61%
  AA3.34%
  AA-2.21%
  AA+1.13%
  AAA0.55%
  B0.16%
  B-2.42%
  B+1.56%
  BB4.29%
  BB-1.50%
  BB+11.52%
  BBB4.53%
  BBB-9.17%
  BBB+2.06%
  CCC0.35%
  CCC-0.86%
  CCC+1.06%
  NR45.46%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F3

HYMOX

Lord Abbett High Income Municipal Bond Fund

Annual Shareholder Report

September 30, 2025

lordabbett.com/FundDocuments

TSR-A-8986-F3

11/25

Class I

HYMIX

Lord Abbett High Income Municipal Bond Fund

Annual Shareholder Report

September 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett High Income Municipal Bond Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$63	0.63%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2025, the Fund returned -0.01%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 0.20% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg High Yield Municipal Bond Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% over the same period.

The municipal yield curve steepened over the one-year period, with shorter maturities experiencing a fall in rates while yields moved higher in longer maturities. Positive factors for the municipal market included healthy demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Also supporting the market was the start of interest rate cuts by the U.S. Federal Reserve towards the end of the period. Negative factors included periods of rate volatility, uncertainty driven by the current administration’s fiscal policies and a continued increase in municipal bond supply after an above-average year of issuance in the prior year. Against this backdrop, municipal bonds delivered modest returns.

Top contributors to the Fund’s performance: The Fund’s allocation to investment grade bonds was the primary contributor to relative performance.

Top detractors from the Fund’s performance: The Fund’s longer duration relative to the Bloomberg High Yield Municipal Bond Index detracted as the yield curve steepened and intermediate and longer maturity rates rose over the period. An overweight allocation to the Industrial Development sector and underweight allocation to the Special Tax, Local General Obligation, and Tobacco sectors detracted from relative performance. Security selection within the Education, Transportation and Special Tax sectors detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class I	Bloomberg High Yield Municipal Bond Index	Bloomberg 65% High Yield Municipal Bond Index/ 35% Bloomberg Municipal Bond Index	Lipper High Yield Municipal Debt Funds Average	Bloomberg U.S. Aggregate Bond Index
9/30/2015	$10,000	$10,000	$10,000	$10,000	$10,000
10/31/2015	$10,101	$10,122	$10,093	$10,073	$10,002
11/30/2015	$10,151	$10,162	$10,133	$10,129	$9,975
12/31/2015	$10,200	$10,178	$10,168	$10,221	$9,943
1/31/2016	$10,287	$10,236	$10,248	$10,313	$10,080
2/29/2016	$10,354	$10,348	$10,327	$10,333	$10,151
3/31/2016	$10,448	$10,457	$10,409	$10,433	$10,244
4/30/2016	$10,560	$10,521	$10,477	$10,533	$10,284
5/31/2016	$10,664	$10,659	$10,577	$10,618	$10,286
6/30/2016	$10,912	$10,990	$10,849	$10,827	$10,471
7/31/2016	$10,972	$11,062	$10,898	$10,842	$10,537
8/31/2016	$11,020	$11,102	$10,929	$10,886	$10,525
9/30/2016	$11,041	$11,132	$10,928	$10,863	$10,519
10/31/2016	$10,925	$10,994	$10,800	$10,733	$10,439
11/30/2016	$10,444	$10,340	$10,241	$10,233	$10,192
12/31/2016	$10,492	$10,482	$10,375	$10,301	$10,206
1/31/2017	$10,608	$10,629	$10,494	$10,376	$10,226
2/28/2017	$10,749	$10,883	$10,682	$10,491	$10,295
3/31/2017	$10,779	$10,907	$10,706	$10,546	$10,290
4/30/2017	$10,866	$10,981	$10,780	$10,728	$10,369
5/31/2017	$10,971	$11,149	$10,947	$10,892	$10,449
6/30/2017	$10,992	$11,125	$10,918	$10,884	$10,438
7/31/2017	$11,097	$11,198	$10,996	$10,955	$10,483
8/31/2017	$11,254	$11,352	$11,123	$11,072	$10,577
9/30/2017	$11,214	$11,291	$11,065	$11,060	$10,527
10/31/2017	$11,149	$11,322	$11,094	$11,060	$10,533
11/30/2017	$11,160	$11,351	$11,091	$11,077	$10,519
12/31/2017	$11,286	$11,498	$11,225	$11,197	$10,568
1/31/2018	$11,267	$11,391	$11,111	$11,126	$10,446
2/28/2018	$11,259	$11,399	$11,104	$11,094	$10,347
3/31/2018	$11,376	$11,566	$11,224	$11,168	$10,413
4/30/2018	$11,434	$11,617	$11,243	$11,173	$10,336
5/31/2018	$11,590	$11,860	$11,441	$11,316	$10,410
6/30/2018	$11,699	$11,919	$11,481	$11,351	$10,397
7/31/2018	$11,738	$11,961	$11,517	$11,390	$10,399
8/31/2018	$11,837	$12,057	$11,588	$11,434	$10,466
9/30/2018	$11,769	$12,010	$11,532	$11,376	$10,399
10/31/2018	$11,612	$11,859	$11,413	$11,254	$10,317
11/30/2018	$11,644	$11,942	$11,509	$11,301	$10,378
12/31/2018	$11,736	$12,045	$11,622	$11,397	$10,569
1/31/2019	$11,788	$12,126	$11,703	$11,460	$10,681
2/28/2019	$11,937	$12,192	$11,767	$11,552	$10,675
3/31/2019	$12,232	$12,507	$12,029	$11,779	$10,880
4/30/2019	$12,326	$12,577	$12,089	$11,845	$10,883
5/31/2019	$12,541	$12,781	$12,275	$12,026	$11,076
6/30/2019	$12,626	$12,848	$12,332	$12,081	$11,215
7/31/2019	$12,719	$12,928	$12,418	$12,160	$11,240
8/31/2019	$13,027	$13,239	$12,680	$12,387	$11,531
9/30/2019	$12,975	$13,213	$12,628	$12,331	$11,470
10/31/2019	$12,975	$13,241	$12,653	$12,339	$11,504
11/30/2019	$13,017	$13,292	$12,696	$12,388	$11,498
12/31/2019	$13,100	$13,331	$12,734	$12,429	$11,490
1/31/2020	$13,401	$13,660	$13,018	$12,671	$11,711
2/29/2020	$13,745	$13,948	$13,255	$12,899	$11,922
3/31/2020	$12,141	$12,414	$12,140	$11,728	$11,852
4/30/2020	$11,698	$11,995	$11,820	$11,389	$12,063
5/31/2020	$12,139	$12,485	$12,265	$11,755	$12,119
6/30/2020	$12,676	$12,979	$12,616	$12,141	$12,195
7/31/2020	$12,993	$13,332	$12,913	$12,401	$12,377
8/31/2020	$13,011	$13,367	$12,914	$12,406	$12,277
9/30/2020	$12,987	$13,380	$12,924	$12,402	$12,271
10/31/2020	$12,974	$13,404	$12,925	$12,391	$12,216
11/30/2020	$13,327	$13,726	$13,195	$12,675	$12,336
12/31/2020	$13,593	$13,983	$13,384	$12,889	$12,353
1/31/2021	$13,892	$14,275	$13,595	$13,108	$12,264
2/28/2021	$13,693	$14,125	$13,427	$12,948	$12,087
3/31/2021	$13,808	$14,278	$13,551	$13,049	$11,936
4/30/2021	$14,011	$14,487	$13,719	$13,222	$12,030
5/31/2021	$14,187	$14,654	$13,836	$13,371	$12,070
6/30/2021	$14,357	$14,840	$13,964	$13,512	$12,155
7/31/2021	$14,515	$15,018	$14,113	$13,639	$12,290
8/31/2021	$14,452	$14,994	$14,081	$13,591	$12,267
9/30/2021	$14,290	$14,896	$13,985	$13,468	$12,161
10/31/2021	$14,216	$14,836	$13,934	$13,434	$12,157
11/30/2021	$14,441	$15,030	$14,094	$13,596	$12,193
12/31/2021	$14,491	$15,069	$14,126	$13,629	$12,162
1/31/2022	$13,991	$14,648	$13,734	$13,268	$11,900
2/28/2022	$13,838	$14,613	$13,696	$13,158	$11,767
3/31/2022	$13,247	$14,085	$13,219	$12,707	$11,441
4/30/2022	$12,711	$13,585	$12,785	$12,254	$11,006
5/31/2022	$12,863	$13,735	$12,943	$12,405	$11,077
6/30/2022	$12,371	$13,296	$12,600	$11,968	$10,904
7/31/2022	$12,820	$13,792	$13,023	$12,395	$11,170
8/31/2022	$12,505	$13,485	$12,734	$12,106	$10,854
9/30/2022	$11,710	$12,654	$12,053	$11,452	$10,385
10/31/2022	$11,452	$12,395	$11,857	$11,248	$10,251
11/30/2022	$12,153	$13,117	$12,500	$11,849	$10,628
12/31/2022	$12,115	$13,095	$12,500	$11,800	$10,580
1/31/2023	$12,610	$13,677	$12,986	$12,249	$10,905
2/28/2023	$12,270	$13,247	$12,618	$11,918	$10,623
3/31/2023	$12,395	$13,453	$12,844	$12,086	$10,893
4/30/2023	$12,497	$13,530	$12,882	$12,126	$10,959
5/31/2023	$12,412	$13,437	$12,785	$12,057	$10,840
6/30/2023	$12,644	$13,676	$12,977	$12,176	$10,801
7/31/2023	$12,689	$13,764	$13,050	$12,209	$10,794
8/31/2023	$12,532	$13,556	$12,855	$12,037	$10,725
9/30/2023	$12,112	$13,095	$12,440	$11,658	$10,452
10/31/2023	$11,825	$12,885	$12,273	$11,423	$10,287
11/30/2023	$12,619	$13,884	$13,164	$12,217	$10,753
12/31/2023	$13,020	$14,301	$13,528	$12,585	$11,165
1/31/2024	$13,097	$14,234	$13,463	$12,632	$11,134
2/29/2024	$13,199	$14,346	$13,538	$12,709	$10,977
3/31/2024	$13,295	$14,517	$13,642	$12,785	$11,078
4/30/2024	$13,152	$14,428	$13,529	$12,633	$10,798
5/31/2024	$13,239	$14,537	$13,582	$12,710	$10,981
6/30/2024	$13,500	$14,893	$13,870	$13,005	$11,086
7/31/2024	$13,639	$15,056	$14,014	$13,138	$11,344
8/31/2024	$13,778	$15,233	$14,159	$13,245	$11,507
9/30/2024	$14,005	$15,371	$14,291	$13,409	$11,662
10/31/2024	$13,842	$15,137	$14,077	$13,224	$11,372
11/30/2024	$14,045	$15,462	$14,359	$13,445	$11,493
12/31/2024	$13,858	$15,205	$14,130	$13,236	$11,304
1/31/2025	$13,949	$15,320	$14,225	$13,306	$11,364
2/28/2025	$14,117	$15,511	$14,389	$13,471	$11,614
3/31/2025	$13,864	$15,329	$14,194	$13,224	$11,619
4/30/2025	$13,663	$15,056	$13,990	$13,031	$11,665
5/31/2025	$13,615	$15,066	$13,999	$12,979	$11,581
6/30/2025	$13,684	$15,155	$14,083	$12,944	$11,759
7/31/2025	$13,455	$14,926	$13,935	$12,790	$11,728
8/31/2025	$13,526	$15,006	$14,026	$12,879	$11,868
9/30/2025	$14,004	$15,401	$14,380	$13,279	$11,998

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class I at NAV	(0.01%)	1.52%	3.42%
Bloomberg High Yield Municipal Bond Index	0.20%	2.85%	4.41%
Bloomberg 65% High Yield Municipal Bond Index/ 35% Bloomberg Municipal Bond Index	0.62%	2.16%	3.70%
Lipper High Yield Municipal Debt Funds Average	(0.97%)	1.38%	2.88%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.84%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in?

(as of September 30, 2025)

Key Fund Statistics

 (as of September 30, 2025)

Total Net Assets	$4,140,786,753
# of Portfolio Holdings	600
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$17,835,908
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A3.37%
  A-1.85%
  A+2.61%
  AA3.34%
  AA-2.21%
  AA+1.13%
  AAA0.55%
  B0.16%
  B-2.42%
  B+1.56%
  BB4.29%
  BB-1.50%
  BB+11.52%
  BBB4.53%
  BBB-9.17%
  BBB+2.06%
  CCC0.35%
  CCC-0.86%
  CCC+1.06%
  NR45.46%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class I

HYMIX

Lord Abbett High Income Municipal Bond Fund

Annual Shareholder Report

September 30, 2025

lordabbett.com/FundDocuments

TSR-A-1451-I

11/25

Class A

LCFIX

Lord Abbett California Tax Free Fund

Annual Shareholder Report

September 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett California Tax Free Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$80	0.80%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2025, the Fund returned -0.17%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 1.39% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% over the same period. The Fund's use of derivatives, which are generally used for hedging, non-hedging, and duration management purposes, contributed to relative performance for the period.

The municipal yield curve steepened over the one-year period, with shorter maturities experiencing a fall in rates while yields moved higher in longer maturities. Positive factors for the municipal market included healthy demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Also supporting the market was the start of interest rate cuts by the U.S. Federal Reserve towards the end of the period. Negative factors included periods of rate volatility, uncertainty driven by the current administration’s fiscal policies and a continued increase in municipal bond supply after an above-average year of issuance in the prior year. Against this backdrop, municipal bonds delivered modest returns.

Top contributors to the Fund’s performance: Security selection, particularly within the Education, Power, Healthcare, Housing, and Transportation sectors contributed to relative performance. An overweight allocation to BBB-rated and non-investment grade bonds contributed to relative performance. An overweight allocation to the Housing and Industrial Development sectors and underweight to General Obligation bonds modestly contributed to relative performance.

Top detractors from the Fund’s performance: The Fund’s longer duration positioning and overweight allocation to longer maturity bonds detracted from relative performance amid a rise in long-term rates with the steepening of the yield curve.

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	Bloomberg Municipal Bond Index	Lipper California Municipal Debt Funds Average	Bloomberg U.S. Aggregate Bond Index
9/30/2015	$9,775	$10,000	$10,000	$10,000
10/31/2015	$9,829	$10,040	$10,046	$10,002
11/30/2015	$9,885	$10,080	$10,103	$9,975
12/31/2015	$9,977	$10,151	$10,197	$9,943
1/31/2016	$10,106	$10,272	$10,300	$10,080
2/29/2016	$10,125	$10,288	$10,312	$10,151
3/31/2016	$10,171	$10,320	$10,380	$10,244
4/30/2016	$10,264	$10,396	$10,467	$10,284
5/31/2016	$10,328	$10,424	$10,520	$10,286
6/30/2016	$10,540	$10,590	$10,711	$10,471
7/31/2016	$10,549	$10,597	$10,697	$10,537
8/31/2016	$10,576	$10,611	$10,724	$10,525
9/30/2016	$10,537	$10,558	$10,672	$10,519
10/31/2016	$10,414	$10,447	$10,550	$10,439
11/30/2016	$9,918	$10,058	$10,088	$10,192
12/31/2016	$9,992	$10,176	$10,193	$10,206
1/31/2017	$10,085	$10,243	$10,248	$10,226
2/28/2017	$10,160	$10,314	$10,321	$10,295
3/31/2017	$10,177	$10,336	$10,357	$10,290
4/30/2017	$10,261	$10,411	$10,512	$10,369
5/31/2017	$10,421	$10,577	$10,680	$10,449
6/30/2017	$10,419	$10,539	$10,667	$10,438
7/31/2017	$10,493	$10,624	$10,731	$10,483
8/31/2017	$10,585	$10,705	$10,819	$10,577
9/30/2017	$10,525	$10,650	$10,770	$10,527
10/31/2017	$10,551	$10,676	$10,787	$10,533
11/30/2017	$10,530	$10,619	$10,768	$10,519
12/31/2017	$10,662	$10,730	$10,882	$10,568
1/31/2018	$10,533	$10,604	$10,762	$10,446
2/28/2018	$10,483	$10,572	$10,712	$10,347
3/31/2018	$10,558	$10,611	$10,765	$10,413
4/30/2018	$10,517	$10,573	$10,731	$10,336
5/31/2018	$10,661	$10,694	$10,869	$10,410
6/30/2018	$10,678	$10,703	$10,879	$10,397
7/31/2018	$10,695	$10,729	$10,896	$10,399
8/31/2018	$10,732	$10,757	$10,926	$10,466
9/30/2018	$10,651	$10,687	$10,848	$10,399
10/31/2018	$10,530	$10,622	$10,747	$10,317
11/30/2018	$10,618	$10,739	$10,832	$10,378
12/31/2018	$10,716	$10,868	$10,941	$10,569
1/31/2019	$10,773	$10,950	$11,000	$10,681
2/28/2019	$10,843	$11,009	$11,060	$10,675
3/31/2019	$11,072	$11,182	$11,254	$10,880
4/30/2019	$11,150	$11,224	$11,308	$10,883
5/31/2019	$11,338	$11,379	$11,488	$11,076
6/30/2019	$11,386	$11,421	$11,532	$11,215
7/31/2019	$11,463	$11,513	$11,615	$11,240
8/31/2019	$11,733	$11,695	$11,831	$11,531
9/30/2019	$11,646	$11,601	$11,752	$11,470
10/31/2019	$11,641	$11,622	$11,755	$11,504
11/30/2019	$11,667	$11,651	$11,782	$11,498
12/31/2019	$11,712	$11,687	$11,810	$11,490
1/31/2020	$11,973	$11,897	$12,036	$11,711
2/29/2020	$12,203	$12,050	$12,226	$11,922
3/31/2020	$11,372	$11,613	$11,536	$11,852
4/30/2020	$11,108	$11,467	$11,307	$12,063
5/31/2020	$11,546	$11,832	$11,704	$12,119
6/30/2020	$11,747	$11,929	$11,870	$12,195
7/31/2020	$12,000	$12,130	$12,085	$12,377
8/31/2020	$11,940	$12,073	$12,033	$12,277
9/30/2020	$11,921	$12,076	$12,033	$12,271
10/31/2020	$11,903	$12,040	$12,013	$12,216
11/30/2020	$12,158	$12,221	$12,240	$12,336
12/31/2020	$12,255	$12,296	$12,330	$12,353
1/31/2021	$12,373	$12,374	$12,429	$12,264
2/28/2021	$12,123	$12,177	$12,221	$12,087
3/31/2021	$12,220	$12,253	$12,307	$11,936
4/30/2021	$12,370	$12,355	$12,441	$12,030
5/31/2021	$12,456	$12,392	$12,522	$12,070
6/30/2021	$12,510	$12,426	$12,577	$12,155
7/31/2021	$12,628	$12,529	$12,684	$12,290
8/31/2021	$12,555	$12,483	$12,628	$12,267
9/30/2021	$12,417	$12,393	$12,512	$12,161
10/31/2021	$12,407	$12,357	$12,498	$12,157
11/30/2021	$12,547	$12,462	$12,619	$12,193
12/31/2021	$12,579	$12,482	$12,636	$12,162
1/31/2022	$12,149	$12,141	$12,280	$11,900
2/28/2022	$12,042	$12,097	$12,201	$11,767
3/31/2022	$11,557	$11,705	$11,786	$11,441
4/30/2022	$11,051	$11,381	$11,367	$11,006
5/31/2022	$11,226	$11,550	$11,531	$11,077
6/30/2022	$10,848	$11,361	$11,214	$10,904
7/31/2022	$11,253	$11,661	$11,580	$11,170
8/31/2022	$10,950	$11,406	$11,305	$10,854
9/30/2022	$10,418	$10,968	$10,791	$10,385
10/31/2022	$10,268	$10,877	$10,654	$10,251
11/30/2022	$10,898	$11,386	$11,244	$10,628
12/31/2022	$10,902	$11,418	$11,245	$10,580
1/31/2023	$11,303	$11,746	$11,610	$10,905
2/28/2023	$10,999	$11,480	$11,319	$10,623
3/31/2023	$11,216	$11,735	$11,516	$10,893
4/30/2023	$11,221	$11,708	$11,518	$10,959
5/31/2023	$11,138	$11,607	$11,437	$10,840
6/30/2023	$11,279	$11,723	$11,523	$10,801
7/31/2023	$11,308	$11,770	$11,554	$10,794
8/31/2023	$11,136	$11,600	$11,404	$10,725
9/30/2023	$10,783	$11,260	$11,068	$10,452
10/31/2023	$10,588	$11,164	$10,873	$10,287
11/30/2023	$11,332	$11,873	$11,630	$10,753
12/31/2023	$11,659	$12,149	$11,944	$11,165
1/31/2024	$11,655	$12,087	$11,942	$11,134
2/29/2024	$11,676	$12,102	$11,963	$10,977
3/31/2024	$11,684	$12,102	$11,983	$11,078
4/30/2024	$11,544	$11,952	$11,838	$10,798
5/31/2024	$11,564	$11,917	$11,858	$10,981
6/30/2024	$11,746	$12,100	$12,067	$11,086
7/31/2024	$11,848	$12,210	$12,167	$11,344
8/31/2024	$11,904	$12,306	$12,249	$11,507
9/30/2024	$12,053	$12,428	$12,386	$11,662
10/31/2024	$11,875	$12,247	$12,218	$11,372
11/30/2024	$12,072	$12,458	$12,407	$11,493
12/31/2024	$11,906	$12,277	$12,243	$11,304
1/31/2025	$11,892	$12,338	$12,251	$11,364
2/28/2025	$12,021	$12,461	$12,386	$11,614
3/31/2025	$11,782	$12,250	$12,168	$11,619
4/30/2025	$11,662	$12,151	$12,040	$11,665
5/31/2025	$11,589	$12,159	$11,972	$11,581
6/30/2025	$11,648	$12,234	$12,037	$11,759
7/31/2025	$11,563	$12,210	$11,952	$11,728
8/31/2025	$11,659	$12,316	$12,054	$11,868
9/30/2025	$12,032	$12,601	$12,412	$11,998

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A at NAV	(0.17%)	0.18%	2.10%
Class A with sales charge	(2.44%)	(0.27%)	1.87%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.34%
Lipper California Municipal Debt Funds Average	0.21%	0.62%	2.18%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.84%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in?

(as of September 30, 2025)

Key Fund Statistics

 (as of September 30, 2025)

Total Net Assets	$672,823,285
# of Portfolio Holdings	274
Portfolio Turnover Rate	40%
Total Advisory Fees Paid	$2,963,199
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A12.24%
  A-4.18%
  A+10.57%
  AA25.70%
  AA-14.21%
  AA+3.22%
  AAA1.51%
  B1.10%
  B+0.07%
  BB2.67%
  BB+2.18%
  BBB3.94%
  BBB-5.14%
  BBB+4.71%
  CCC0.10%
  CCC-0.03%
  NR8.43%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class A

LCFIX

Lord Abbett California Tax Free Fund

Annual Shareholder Report

September 30, 2025

lordabbett.com/FundDocuments

TSR-A-2-A

11/25

Class C

CALAX

Lord Abbett California Tax Free Fund

Annual Shareholder Report

September 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett California Tax Free Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$143	1.44%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2025, the Fund returned -0.80%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 1.39% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% over the same period. The Fund's use of derivatives, which are generally used for hedging, non-hedging, and duration management purposes, contributed to relative performance for the period.

The municipal yield curve steepened over the one-year period, with shorter maturities experiencing a fall in rates while yields moved higher in longer maturities. Positive factors for the municipal market included healthy demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Also supporting the market was the start of interest rate cuts by the U.S. Federal Reserve towards the end of the period. Negative factors included periods of rate volatility, uncertainty driven by the current administration’s fiscal policies and a continued increase in municipal bond supply after an above-average year of issuance in the prior year. Against this backdrop, municipal bonds delivered modest returns.

Top contributors to the Fund’s performance: Security selection, particularly within the Education, Power, Healthcare, Housing, and Transportation sectors contributed to relative performance. An overweight allocation to BBB-rated and non-investment grade bonds contributed to relative performance. An overweight allocation to the Housing and Industrial Development sectors and underweight to General Obligation bonds modestly contributed to relative performance.

Top detractors from the Fund’s performance: The Fund’s longer duration positioning and overweight allocation to longer maturity bonds detracted from relative performance amid a rise in long-term rates with the steepening of the yield curve.

Fund Performance

Total Return Based on $10,000 Investment

	Class C with load	Bloomberg Municipal Bond Index	Lipper California Municipal Debt Funds Average	Bloomberg U.S. Aggregate Bond Index
9/30/2015	$10,000	$10,000	$10,000	$10,000
10/31/2015	$10,051	$10,040	$10,046	$10,002
11/30/2015	$10,102	$10,080	$10,103	$9,975
12/31/2015	$10,191	$10,151	$10,197	$9,943
1/31/2016	$10,317	$10,272	$10,300	$10,080
2/29/2016	$10,332	$10,288	$10,312	$10,151
3/31/2016	$10,383	$10,320	$10,380	$10,244
4/30/2016	$10,471	$10,396	$10,467	$10,284
5/31/2016	$10,531	$10,424	$10,520	$10,286
6/30/2016	$10,742	$10,590	$10,711	$10,471
7/31/2016	$10,745	$10,597	$10,697	$10,537
8/31/2016	$10,757	$10,611	$10,724	$10,525
9/30/2016	$10,721	$10,558	$10,672	$10,519
10/31/2016	$10,581	$10,447	$10,550	$10,439
11/30/2016	$10,072	$10,058	$10,088	$10,192
12/31/2016	$10,141	$10,176	$10,193	$10,206
1/31/2017	$10,230	$10,243	$10,248	$10,226
2/28/2017	$10,310	$10,314	$10,321	$10,295
3/31/2017	$10,322	$10,336	$10,357	$10,290
4/30/2017	$10,402	$10,411	$10,512	$10,369
5/31/2017	$10,558	$10,577	$10,680	$10,449
6/30/2017	$10,541	$10,539	$10,667	$10,438
7/31/2017	$10,610	$10,624	$10,731	$10,483
8/31/2017	$10,697	$10,705	$10,819	$10,577
9/30/2017	$10,630	$10,650	$10,770	$10,527
10/31/2017	$10,651	$10,676	$10,787	$10,533
11/30/2017	$10,634	$10,619	$10,768	$10,519
12/31/2017	$10,752	$10,730	$10,882	$10,568
1/31/2018	$10,617	$10,604	$10,762	$10,446
2/28/2018	$10,561	$10,572	$10,712	$10,347
3/31/2018	$10,641	$10,611	$10,765	$10,413
4/30/2018	$10,584	$10,573	$10,731	$10,336
5/31/2018	$10,724	$10,694	$10,869	$10,410
6/30/2018	$10,746	$10,703	$10,879	$10,397
7/31/2018	$10,747	$10,729	$10,896	$10,399
8/31/2018	$10,789	$10,757	$10,926	$10,466
9/30/2018	$10,692	$10,687	$10,848	$10,399
10/31/2018	$10,575	$10,622	$10,747	$10,317
11/30/2018	$10,648	$10,739	$10,832	$10,378
12/31/2018	$10,740	$10,868	$10,941	$10,569
1/31/2019	$10,802	$10,950	$11,000	$10,681
2/28/2019	$10,867	$11,009	$11,060	$10,675
3/31/2019	$11,081	$11,182	$11,254	$10,880
4/30/2019	$11,153	$11,224	$11,308	$10,883
5/31/2019	$11,336	$11,379	$11,488	$11,076
6/30/2019	$11,378	$11,421	$11,532	$11,215
7/31/2019	$11,459	$11,513	$11,615	$11,240
8/31/2019	$11,712	$11,695	$11,831	$11,531
9/30/2019	$11,620	$11,601	$11,752	$11,470
10/31/2019	$11,619	$11,622	$11,755	$11,504
11/30/2019	$11,628	$11,651	$11,782	$11,498
12/31/2019	$11,677	$11,687	$11,810	$11,490
1/31/2020	$11,930	$11,897	$12,036	$11,711
2/29/2020	$12,144	$12,050	$12,226	$11,922
3/31/2020	$11,310	$11,613	$11,536	$11,852
4/30/2020	$11,041	$11,467	$11,307	$12,063
5/31/2020	$11,470	$11,832	$11,704	$12,119
6/30/2020	$11,674	$11,929	$11,870	$12,195
7/31/2020	$11,908	$12,130	$12,085	$12,377
8/31/2020	$11,852	$12,073	$12,033	$12,277
9/30/2020	$11,827	$12,076	$12,033	$12,271
10/31/2020	$11,803	$12,040	$12,013	$12,216
11/30/2020	$12,048	$12,221	$12,240	$12,336
12/31/2020	$12,127	$12,296	$12,330	$12,353
1/31/2021	$12,237	$12,374	$12,429	$12,264
2/28/2021	$11,994	$12,177	$12,221	$12,087
3/31/2021	$12,073	$12,253	$12,307	$11,936
4/30/2021	$12,215	$12,355	$12,441	$12,030
5/31/2021	$12,293	$12,392	$12,522	$12,070
6/30/2021	$12,341	$12,426	$12,577	$12,155
7/31/2021	$12,450	$12,529	$12,684	$12,290
8/31/2021	$12,382	$12,483	$12,628	$12,267
9/30/2021	$12,240	$12,393	$12,512	$12,161
10/31/2021	$12,213	$12,357	$12,498	$12,157
11/30/2021	$12,345	$12,462	$12,619	$12,193
12/31/2021	$12,370	$12,482	$12,636	$12,162
1/31/2022	$11,940	$12,141	$12,280	$11,900
2/28/2022	$11,839	$12,097	$12,201	$11,767
3/31/2022	$11,357	$11,705	$11,786	$11,441
4/30/2022	$10,843	$11,381	$11,367	$11,006
5/31/2022	$11,009	$11,550	$11,531	$11,077
6/30/2022	$10,644	$11,361	$11,214	$10,904
7/31/2022	$11,025	$11,661	$11,580	$11,170
8/31/2022	$10,722	$11,406	$11,305	$10,854
9/30/2022	$10,195	$10,968	$10,791	$10,385
10/31/2022	$10,043	$10,877	$10,654	$10,251
11/30/2022	$10,654	$11,386	$11,244	$10,628
12/31/2022	$10,663	$11,418	$11,245	$10,580
1/31/2023	$11,038	$11,746	$11,610	$10,905
2/28/2023	$10,736	$11,480	$11,319	$10,623
3/31/2023	$10,942	$11,735	$11,516	$10,893
4/30/2023	$10,952	$11,708	$11,518	$10,959
5/31/2023	$10,865	$11,607	$11,437	$10,840
6/30/2023	$10,986	$11,723	$11,523	$10,801
7/31/2023	$11,009	$11,770	$11,554	$10,794
8/31/2023	$10,835	$11,600	$11,404	$10,725
9/30/2023	$10,498	$11,260	$11,068	$10,452
10/31/2023	$10,303	$11,164	$10,873	$10,287
11/30/2023	$11,021	$11,873	$11,630	$10,753
12/31/2023	$11,332	$12,149	$11,944	$11,165
1/31/2024	$11,312	$12,087	$11,942	$11,134
2/29/2024	$11,327	$12,102	$11,963	$10,977
3/31/2024	$11,329	$12,102	$11,983	$11,078
4/30/2024	$11,188	$11,952	$11,838	$10,798
5/31/2024	$11,202	$11,917	$11,858	$10,981
6/30/2024	$11,384	$12,100	$12,067	$11,086
7/31/2024	$11,465	$12,210	$12,167	$11,344
8/31/2024	$11,525	$12,306	$12,249	$11,507
9/30/2024	$11,663	$12,428	$12,386	$11,662
10/31/2024	$11,474	$12,247	$12,218	$11,372
11/30/2024	$11,659	$12,458	$12,407	$11,493
12/31/2024	$11,492	$12,277	$12,243	$11,304
1/31/2025	$11,473	$12,338	$12,251	$11,364
2/28/2025	$11,591	$12,461	$12,386	$11,614
3/31/2025	$11,367	$12,250	$12,168	$11,619
4/30/2025	$11,234	$12,151	$12,040	$11,665
5/31/2025	$11,157	$12,159	$11,972	$11,581
6/30/2025	$11,208	$12,234	$12,037	$11,759
7/31/2025	$11,132	$12,210	$11,952	$11,728
8/31/2025	$11,217	$12,316	$12,054	$11,868
9/30/2025	$11,570	$12,601	$12,412	$11,998

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C at NAV	(0.80%)	(0.44%)	1.47%
Class C with sales charge	(1.76%)	(0.44%)	1.47%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.34%
Lipper California Municipal Debt Funds Average	0.21%	0.62%	2.18%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.84%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in?

(as of September 30, 2025)

Key Fund Statistics

 (as of September 30, 2025)

Total Net Assets	$672,823,285
# of Portfolio Holdings	274
Portfolio Turnover Rate	40%
Total Advisory Fees Paid	$2,963,199
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A12.24%
  A-4.18%
  A+10.57%
  AA25.70%
  AA-14.21%
  AA+3.22%
  AAA1.51%
  B1.10%
  B+0.07%
  BB2.67%
  BB+2.18%
  BBB3.94%
  BBB-5.14%
  BBB+4.71%
  CCC0.10%
  CCC-0.03%
  NR8.43%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class C

CALAX

Lord Abbett California Tax Free Fund

Annual Shareholder Report

September 30, 2025

lordabbett.com/FundDocuments

TSR-A-670-C

11/25

Class F

LCFFX

Lord Abbett California Tax Free Fund

Annual Shareholder Report

September 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett California Tax Free Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$70	0.70%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2025, the Fund returned -0.07%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 1.39% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% over the same period. The Fund's use of derivatives, which are generally used for hedging, non-hedging, and duration management purposes, contributed to relative performance for the period.

The municipal yield curve steepened over the one-year period, with shorter maturities experiencing a fall in rates while yields moved higher in longer maturities. Positive factors for the municipal market included healthy demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Also supporting the market was the start of interest rate cuts by the U.S. Federal Reserve towards the end of the period. Negative factors included periods of rate volatility, uncertainty driven by the current administration’s fiscal policies and a continued increase in municipal bond supply after an above-average year of issuance in the prior year. Against this backdrop, municipal bonds delivered modest returns.

Top contributors to the Fund’s performance: Security selection, particularly within the Education, Power, Healthcare, Housing, and Transportation sectors contributed to relative performance. An overweight allocation to BBB-rated and non-investment grade bonds contributed to relative performance. An overweight allocation to the Housing and Industrial Development sectors and underweight to General Obligation bonds modestly contributed to relative performance.

Top detractors from the Fund’s performance: The Fund’s longer duration positioning and overweight allocation to longer maturity bonds detracted from relative performance amid a rise in long-term rates with the steepening of the yield curve.

Fund Performance

Total Return Based on $10,000 Investment

	Class F	Bloomberg Municipal Bond Index	Lipper California Municipal Debt Funds Average	Bloomberg U.S. Aggregate Bond Index
9/30/2015	$10,000	$10,000	$10,000	$10,000
10/31/2015	$10,057	$10,040	$10,046	$10,002
11/30/2015	$10,115	$10,080	$10,103	$9,975
12/31/2015	$10,209	$10,151	$10,197	$9,943
1/31/2016	$10,342	$10,272	$10,300	$10,080
2/29/2016	$10,363	$10,288	$10,312	$10,151
3/31/2016	$10,411	$10,320	$10,380	$10,244
4/30/2016	$10,506	$10,396	$10,467	$10,284
5/31/2016	$10,573	$10,424	$10,520	$10,286
6/30/2016	$10,791	$10,590	$10,711	$10,471
7/31/2016	$10,801	$10,597	$10,697	$10,537
8/31/2016	$10,829	$10,611	$10,724	$10,525
9/30/2016	$10,790	$10,558	$10,672	$10,519
10/31/2016	$10,665	$10,447	$10,550	$10,439
11/30/2016	$10,158	$10,058	$10,088	$10,192
12/31/2016	$10,234	$10,176	$10,193	$10,206
1/31/2017	$10,330	$10,243	$10,248	$10,226
2/28/2017	$10,408	$10,314	$10,321	$10,295
3/31/2017	$10,426	$10,336	$10,357	$10,290
4/30/2017	$10,513	$10,411	$10,512	$10,369
5/31/2017	$10,678	$10,577	$10,680	$10,449
6/30/2017	$10,677	$10,539	$10,667	$10,438
7/31/2017	$10,754	$10,624	$10,731	$10,483
8/31/2017	$10,849	$10,705	$10,819	$10,577
9/30/2017	$10,788	$10,650	$10,770	$10,527
10/31/2017	$10,816	$10,676	$10,787	$10,533
11/30/2017	$10,795	$10,619	$10,768	$10,519
12/31/2017	$10,931	$10,730	$10,882	$10,568
1/31/2018	$10,800	$10,604	$10,762	$10,446
2/28/2018	$10,750	$10,572	$10,712	$10,347
3/31/2018	$10,827	$10,611	$10,765	$10,413
4/30/2018	$10,786	$10,573	$10,731	$10,336
5/31/2018	$10,935	$10,694	$10,869	$10,410
6/30/2018	$10,953	$10,703	$10,879	$10,397
7/31/2018	$10,972	$10,729	$10,896	$10,399
8/31/2018	$11,010	$10,757	$10,926	$10,466
9/30/2018	$10,918	$10,687	$10,848	$10,399
10/31/2018	$10,805	$10,622	$10,747	$10,317
11/30/2018	$10,896	$10,739	$10,832	$10,378
12/31/2018	$10,997	$10,868	$10,941	$10,569
1/31/2019	$11,057	$10,950	$11,000	$10,681
2/28/2019	$11,129	$11,009	$11,060	$10,675
3/31/2019	$11,365	$11,182	$11,254	$10,880
4/30/2019	$11,446	$11,224	$11,308	$10,883
5/31/2019	$11,641	$11,379	$11,488	$11,076
6/30/2019	$11,690	$11,421	$11,532	$11,215
7/31/2019	$11,771	$11,513	$11,615	$11,240
8/31/2019	$12,048	$11,695	$11,831	$11,531
9/30/2019	$11,961	$11,601	$11,752	$11,470
10/31/2019	$11,956	$11,622	$11,755	$11,504
11/30/2019	$11,983	$11,651	$11,782	$11,498
12/31/2019	$12,031	$11,687	$11,810	$11,490
1/31/2020	$12,300	$11,897	$12,036	$11,711
2/29/2020	$12,538	$12,050	$12,226	$11,922
3/31/2020	$11,685	$11,613	$11,536	$11,852
4/30/2020	$11,414	$11,467	$11,307	$12,063
5/31/2020	$11,865	$11,832	$11,704	$12,119
6/30/2020	$12,073	$11,929	$11,870	$12,195
7/31/2020	$12,334	$12,130	$12,085	$12,377
8/31/2020	$12,273	$12,073	$12,033	$12,277
9/30/2020	$12,255	$12,076	$12,033	$12,271
10/31/2020	$12,237	$12,040	$12,013	$12,216
11/30/2020	$12,500	$12,221	$12,240	$12,336
12/31/2020	$12,601	$12,296	$12,330	$12,353
1/31/2021	$12,723	$12,374	$12,429	$12,264
2/28/2021	$12,467	$12,177	$12,221	$12,087
3/31/2021	$12,567	$12,253	$12,307	$11,936
4/30/2021	$12,723	$12,355	$12,441	$12,030
5/31/2021	$12,812	$12,392	$12,522	$12,070
6/30/2021	$12,870	$12,426	$12,577	$12,155
7/31/2021	$12,992	$12,529	$12,684	$12,290
8/31/2021	$12,917	$12,483	$12,628	$12,267
9/30/2021	$12,777	$12,393	$12,512	$12,161
10/31/2021	$12,768	$12,357	$12,498	$12,157
11/30/2021	$12,913	$12,462	$12,619	$12,193
12/31/2021	$12,947	$12,482	$12,636	$12,162
1/31/2022	$12,505	$12,141	$12,280	$11,900
2/28/2022	$12,396	$12,097	$12,201	$11,767
3/31/2022	$11,898	$11,705	$11,786	$11,441
4/30/2022	$11,378	$11,381	$11,367	$11,006
5/31/2022	$11,559	$11,550	$11,531	$11,077
6/30/2022	$11,182	$11,361	$11,214	$10,904
7/31/2022	$11,589	$11,661	$11,580	$11,170
8/31/2022	$11,278	$11,406	$11,305	$10,854
9/30/2022	$10,730	$10,968	$10,791	$10,385
10/31/2022	$10,577	$10,877	$10,654	$10,251
11/30/2022	$11,227	$11,386	$11,244	$10,628
12/31/2022	$11,232	$11,418	$11,245	$10,580
1/31/2023	$11,646	$11,746	$11,610	$10,905
2/28/2023	$11,334	$11,480	$11,319	$10,623
3/31/2023	$11,558	$11,735	$11,516	$10,893
4/30/2023	$11,576	$11,708	$11,518	$10,959
5/31/2023	$11,480	$11,607	$11,437	$10,840
6/30/2023	$11,626	$11,723	$11,523	$10,801
7/31/2023	$11,657	$11,770	$11,554	$10,794
8/31/2023	$11,480	$11,600	$11,404	$10,725
9/30/2023	$11,117	$11,260	$11,068	$10,452
10/31/2023	$10,917	$11,164	$10,873	$10,287
11/30/2023	$11,686	$11,873	$11,630	$10,753
12/31/2023	$12,023	$12,149	$11,944	$11,165
1/31/2024	$12,021	$12,087	$11,942	$11,134
2/29/2024	$12,043	$12,102	$11,963	$10,977
3/31/2024	$12,052	$12,102	$11,983	$11,078
4/30/2024	$11,909	$11,952	$11,838	$10,798
5/31/2024	$11,930	$11,917	$11,858	$10,981
6/30/2024	$12,120	$12,100	$12,067	$11,086
7/31/2024	$12,226	$12,210	$12,167	$11,344
8/31/2024	$12,284	$12,306	$12,249	$11,507
9/30/2024	$12,439	$12,428	$12,386	$11,662
10/31/2024	$12,257	$12,247	$12,218	$11,372
11/30/2024	$12,461	$12,458	$12,407	$11,493
12/31/2024	$12,290	$12,277	$12,243	$11,304
1/31/2025	$12,277	$12,338	$12,251	$11,364
2/28/2025	$12,399	$12,461	$12,386	$11,614
3/31/2025	$12,166	$12,250	$12,168	$11,619
4/30/2025	$12,043	$12,151	$12,040	$11,665
5/31/2025	$11,956	$12,159	$11,972	$11,581
6/30/2025	$12,018	$12,234	$12,037	$11,759
7/31/2025	$11,944	$12,210	$11,952	$11,728
8/31/2025	$12,044	$12,316	$12,054	$11,868
9/30/2025	$12,430	$12,601	$12,412	$11,998

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class F at NAV	(0.07%)	0.28%	2.20%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.34%
Lipper California Municipal Debt Funds Average	0.21%	0.62%	2.18%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.84%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in?

(as of September 30, 2025)

Key Fund Statistics

 (as of September 30, 2025)

Total Net Assets	$672,823,285
# of Portfolio Holdings	274
Portfolio Turnover Rate	40%
Total Advisory Fees Paid	$2,963,199
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A12.24%
  A-4.18%
  A+10.57%
  AA25.70%
  AA-14.21%
  AA+3.22%
  AAA1.51%
  B1.10%
  B+0.07%
  BB2.67%
  BB+2.18%
  BBB3.94%
  BBB-5.14%
  BBB+4.71%
  CCC0.10%
  CCC-0.03%
  NR8.43%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F

LCFFX

Lord Abbett California Tax Free Fund

Annual Shareholder Report

September 30, 2025

lordabbett.com/FundDocuments

TSR-A-1030-F

11/25

Class F3

LCFOX

Lord Abbett California Tax Free Fund

Annual Shareholder Report

September 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett California Tax Free Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$56	0.56%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2025, the Fund returned 0.07%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 1.39% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% over the same period. The Fund's use of derivatives, which are generally used for hedging, non-hedging, and duration management purposes, contributed to relative performance for the period.

The municipal yield curve steepened over the one-year period, with shorter maturities experiencing a fall in rates while yields moved higher in longer maturities. Positive factors for the municipal market included healthy demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Also supporting the market was the start of interest rate cuts by the U.S. Federal Reserve towards the end of the period. Negative factors included periods of rate volatility, uncertainty driven by the current administration’s fiscal policies and a continued increase in municipal bond supply after an above-average year of issuance in the prior year. Against this backdrop, municipal bonds delivered modest returns.

Top contributors to the Fund’s performance: Security selection, particularly within the Education, Power, Healthcare, Housing, and Transportation sectors contributed to relative performance. An overweight allocation to BBB-rated and non-investment grade bonds contributed to relative performance. An overweight allocation to the Housing and Industrial Development sectors and underweight to General Obligation bonds modestly contributed to relative performance.

Top detractors from the Fund’s performance: The Fund’s longer duration positioning and overweight allocation to longer maturity bonds detracted from relative performance amid a rise in long-term rates with the steepening of the yield curve.

Fund Performance

Total Return Based on $10,000 Investment

	Class F3	Bloomberg Municipal Bond Index	Lipper California Municipal Debt Funds Average	Bloomberg U.S. Aggregate Bond Index
4/4/2017	$10,000	$10,000	$10,000	$10,000
4/30/2017	$10,071	$10,060	$10,130	$10,051
5/31/2017	$10,230	$10,219	$10,293	$10,128
6/30/2017	$10,230	$10,183	$10,280	$10,118
7/31/2017	$10,295	$10,265	$10,341	$10,162
8/31/2017	$10,388	$10,343	$10,427	$10,253
9/30/2017	$10,330	$10,291	$10,379	$10,204
10/31/2017	$10,358	$10,316	$10,396	$10,210
11/30/2017	$10,348	$10,260	$10,377	$10,197
12/31/2017	$10,470	$10,368	$10,487	$10,244
1/31/2018	$10,346	$10,246	$10,371	$10,126
2/28/2018	$10,308	$10,215	$10,324	$10,030
3/31/2018	$10,384	$10,253	$10,374	$10,094
4/30/2018	$10,345	$10,216	$10,341	$10,019
5/31/2018	$10,488	$10,333	$10,474	$10,091
6/30/2018	$10,507	$10,342	$10,485	$10,078
7/31/2018	$10,517	$10,367	$10,500	$10,080
8/31/2018	$10,565	$10,394	$10,529	$10,145
9/30/2018	$10,477	$10,326	$10,455	$10,080
10/31/2018	$10,370	$10,263	$10,357	$10,000
11/30/2018	$10,448	$10,376	$10,439	$10,060
12/31/2018	$10,546	$10,501	$10,543	$10,245
1/31/2019	$10,614	$10,580	$10,601	$10,354
2/28/2019	$10,685	$10,637	$10,658	$10,348
3/31/2019	$10,903	$10,805	$10,846	$10,546
4/30/2019	$10,991	$10,845	$10,898	$10,549
5/31/2019	$11,169	$10,995	$11,071	$10,736
6/30/2019	$11,218	$11,035	$11,113	$10,871
7/31/2019	$11,306	$11,124	$11,194	$10,895
8/31/2019	$11,564	$11,300	$11,401	$11,177
9/30/2019	$11,481	$11,209	$11,325	$11,118
10/31/2019	$11,488	$11,229	$11,328	$11,151
11/30/2019	$11,515	$11,257	$11,354	$11,146
12/31/2019	$11,562	$11,292	$11,382	$11,138
1/31/2020	$11,822	$11,495	$11,599	$11,352
2/29/2020	$12,041	$11,643	$11,782	$11,557
3/31/2020	$11,233	$11,221	$11,118	$11,489
4/30/2020	$10,973	$11,080	$10,897	$11,693
5/31/2020	$11,409	$11,432	$11,280	$11,747
6/30/2020	$11,610	$11,526	$11,440	$11,821
7/31/2020	$11,851	$11,720	$11,646	$11,998
8/31/2020	$11,804	$11,665	$11,597	$11,901
9/30/2020	$11,788	$11,668	$11,597	$11,894
10/31/2020	$11,772	$11,633	$11,577	$11,841
11/30/2020	$12,027	$11,808	$11,796	$11,958
12/31/2020	$12,125	$11,880	$11,883	$11,974
1/31/2021	$12,233	$11,956	$11,978	$11,888
2/28/2021	$11,998	$11,766	$11,777	$11,716
3/31/2021	$12,086	$11,839	$11,860	$11,570
4/30/2021	$12,247	$11,938	$11,990	$11,662
5/31/2021	$12,324	$11,974	$12,067	$11,700
6/30/2021	$12,391	$12,007	$12,120	$11,782
7/31/2021	$12,500	$12,106	$12,223	$11,914
8/31/2021	$12,440	$12,062	$12,170	$11,891
9/30/2021	$12,306	$11,975	$12,058	$11,788
10/31/2021	$12,287	$11,940	$12,045	$11,785
11/30/2021	$12,439	$12,041	$12,161	$11,820
12/31/2021	$12,463	$12,061	$12,178	$11,789
1/31/2022	$12,038	$11,731	$11,834	$11,535
2/28/2022	$11,945	$11,688	$11,758	$11,407
3/31/2022	$11,466	$11,310	$11,358	$11,090
4/30/2022	$10,955	$10,997	$10,954	$10,669
5/31/2022	$11,131	$11,160	$11,112	$10,738
6/30/2022	$10,769	$10,977	$10,807	$10,569
7/31/2022	$11,173	$11,267	$11,160	$10,828
8/31/2022	$10,875	$11,020	$10,895	$10,522
9/30/2022	$10,337	$10,597	$10,399	$10,067
10/31/2022	$10,190	$10,509	$10,268	$9,937
11/30/2022	$10,829	$11,001	$10,836	$10,302
12/31/2022	$10,835	$11,032	$10,837	$10,256
1/31/2023	$11,225	$11,349	$11,189	$10,571
2/28/2023	$10,935	$11,093	$10,908	$10,298
3/31/2023	$11,141	$11,339	$11,098	$10,559
4/30/2023	$11,160	$11,313	$11,100	$10,623
5/31/2023	$11,079	$11,215	$11,022	$10,508
6/30/2023	$11,211	$11,327	$11,105	$10,470
7/31/2023	$11,253	$11,372	$11,135	$10,463
8/31/2023	$11,072	$11,208	$10,991	$10,396
9/30/2023	$10,734	$10,880	$10,666	$10,132
10/31/2023	$10,542	$10,787	$10,478	$9,972
11/30/2023	$11,286	$11,472	$11,208	$10,424
12/31/2023	$11,613	$11,739	$11,511	$10,823
1/31/2024	$11,600	$11,679	$11,509	$10,793
2/29/2024	$11,623	$11,694	$11,528	$10,640
3/31/2024	$11,633	$11,693	$11,548	$10,739
4/30/2024	$11,496	$11,548	$11,409	$10,467
5/31/2024	$11,518	$11,515	$11,427	$10,645
6/30/2024	$11,714	$11,691	$11,629	$10,746
7/31/2024	$11,817	$11,798	$11,726	$10,997
8/31/2024	$11,875	$11,891	$11,804	$11,155
9/30/2024	$12,026	$12,008	$11,936	$11,304
10/31/2024	$11,851	$11,833	$11,774	$11,024
11/30/2024	$12,050	$12,037	$11,957	$11,140
12/31/2024	$11,875	$11,862	$11,799	$10,958
1/31/2025	$11,875	$11,922	$11,806	$11,016
2/28/2025	$11,994	$12,040	$11,936	$11,258
3/31/2025	$11,770	$11,836	$11,727	$11,263
4/30/2025	$11,653	$11,741	$11,603	$11,307
5/31/2025	$11,570	$11,748	$11,538	$11,226
6/30/2025	$11,631	$11,821	$11,600	$11,399
7/31/2025	$11,561	$11,797	$11,518	$11,368
8/31/2025	$11,659	$11,900	$11,616	$11,504
9/30/2025	$12,034	$12,175	$11,961	$11,630

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	0.07%	0.41%	2.20%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.35%
Lipper California Municipal Debt Funds Average	0.21%	0.62%	2.13%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.79%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in?

(as of September 30, 2025)

Key Fund Statistics

 (as of September 30, 2025)

Total Net Assets	$672,823,285
# of Portfolio Holdings	274
Portfolio Turnover Rate	40%
Total Advisory Fees Paid	$2,963,199
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A12.24%
  A-4.18%
  A+10.57%
  AA25.70%
  AA-14.21%
  AA+3.22%
  AAA1.51%
  B1.10%
  B+0.07%
  BB2.67%
  BB+2.18%
  BBB3.94%
  BBB-5.14%
  BBB+4.71%
  CCC0.10%
  CCC-0.03%
  NR8.43%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F3

LCFOX

Lord Abbett California Tax Free Fund

Annual Shareholder Report

September 30, 2025

lordabbett.com/FundDocuments

TSR-A-8985-F3

11/25

Class I

CAILX

Lord Abbett California Tax Free Fund

Annual Shareholder Report

September 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett California Tax Free Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$60	0.60%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2025, the Fund returned 0.12%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 1.39% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% over the same period. The Fund's use of derivatives, which are generally used for hedging, non-hedging, and duration management purposes, contributed to relative performance for the period.

The municipal yield curve steepened over the one-year period, with shorter maturities experiencing a fall in rates while yields moved higher in longer maturities. Positive factors for the municipal market included healthy demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Also supporting the market was the start of interest rate cuts by the U.S. Federal Reserve towards the end of the period. Negative factors included periods of rate volatility, uncertainty driven by the current administration’s fiscal policies and a continued increase in municipal bond supply after an above-average year of issuance in the prior year. Against this backdrop, municipal bonds delivered modest returns.

Top contributors to the Fund’s performance: Security selection, particularly within the Education, Power, Healthcare, Housing, and Transportation sectors contributed to relative performance. An overweight allocation to BBB-rated and non-investment grade bonds contributed to relative performance. An overweight allocation to the Housing and Industrial Development sectors and underweight to General Obligation bonds modestly contributed to relative performance.

Top detractors from the Fund’s performance: The Fund’s longer duration positioning and overweight allocation to longer maturity bonds detracted from relative performance amid a rise in long-term rates with the steepening of the yield curve.

Fund Performance

Total Return Based on $10,000 Investment

	Class I	Bloomberg Municipal Bond Index	Lipper California Municipal Debt Funds Average	Bloomberg U.S. Aggregate Bond Index
9/30/2015	$10,000	$10,000	$10,000	$10,000
10/31/2015	$10,058	$10,040	$10,046	$10,002
11/30/2015	$10,116	$10,080	$10,103	$9,975
12/31/2015	$10,212	$10,151	$10,197	$9,943
1/31/2016	$10,346	$10,272	$10,300	$10,080
2/29/2016	$10,367	$10,288	$10,312	$10,151
3/31/2016	$10,426	$10,320	$10,380	$10,244
4/30/2016	$10,522	$10,396	$10,467	$10,284
5/31/2016	$10,589	$10,424	$10,520	$10,286
6/30/2016	$10,809	$10,590	$10,711	$10,471
7/31/2016	$10,820	$10,597	$10,697	$10,537
8/31/2016	$10,839	$10,611	$10,724	$10,525
9/30/2016	$10,810	$10,558	$10,672	$10,519
10/31/2016	$10,677	$10,447	$10,550	$10,439
11/30/2016	$10,169	$10,058	$10,088	$10,192
12/31/2016	$10,246	$10,176	$10,193	$10,206
1/31/2017	$10,344	$10,243	$10,248	$10,226
2/28/2017	$10,422	$10,314	$10,321	$10,295
3/31/2017	$10,451	$10,336	$10,357	$10,290
4/30/2017	$10,539	$10,411	$10,512	$10,369
5/31/2017	$10,705	$10,577	$10,680	$10,449
6/30/2017	$10,695	$10,539	$10,667	$10,438
7/31/2017	$10,773	$10,624	$10,731	$10,483
8/31/2017	$10,870	$10,705	$10,819	$10,577
9/30/2017	$10,809	$10,650	$10,770	$10,527
10/31/2017	$10,838	$10,676	$10,787	$10,533
11/30/2017	$10,828	$10,619	$10,768	$10,519
12/31/2017	$10,956	$10,730	$10,882	$10,568
1/31/2018	$10,825	$10,604	$10,762	$10,446
2/28/2018	$10,775	$10,572	$10,712	$10,347
3/31/2018	$10,854	$10,611	$10,765	$10,413
4/30/2018	$10,814	$10,573	$10,731	$10,336
5/31/2018	$10,964	$10,694	$10,869	$10,410
6/30/2018	$10,993	$10,703	$10,879	$10,397
7/31/2018	$11,002	$10,729	$10,896	$10,399
8/31/2018	$11,042	$10,757	$10,926	$10,466
9/30/2018	$10,961	$10,687	$10,848	$10,399
10/31/2018	$10,838	$10,622	$10,747	$10,317
11/30/2018	$10,930	$10,739	$10,832	$10,378
12/31/2018	$11,032	$10,868	$10,941	$10,569
1/31/2019	$11,093	$10,950	$11,000	$10,681
2/28/2019	$11,177	$11,009	$11,060	$10,675
3/31/2019	$11,404	$11,182	$11,254	$10,880
4/30/2019	$11,487	$11,224	$11,308	$10,883
5/31/2019	$11,683	$11,379	$11,488	$11,076
6/30/2019	$11,734	$11,421	$11,532	$11,215
7/31/2019	$11,816	$11,513	$11,615	$11,240
8/31/2019	$12,096	$11,695	$11,831	$11,531
9/30/2019	$12,009	$11,601	$11,752	$11,470
10/31/2019	$12,016	$11,622	$11,755	$11,504
11/30/2019	$12,033	$11,651	$11,782	$11,498
12/31/2019	$12,082	$11,687	$11,810	$11,490
1/31/2020	$12,353	$11,897	$12,036	$11,711
2/29/2020	$12,594	$12,050	$12,226	$11,922
3/31/2020	$11,737	$11,613	$11,536	$11,852
4/30/2020	$11,466	$11,467	$11,307	$12,063
5/31/2020	$11,921	$11,832	$11,704	$12,119
6/30/2020	$12,141	$11,929	$11,870	$12,195
7/31/2020	$12,394	$12,130	$12,085	$12,377
8/31/2020	$12,333	$12,073	$12,033	$12,277
9/30/2020	$12,327	$12,076	$12,033	$12,271
10/31/2020	$12,300	$12,040	$12,013	$12,216
11/30/2020	$12,565	$12,221	$12,240	$12,336
12/31/2020	$12,668	$12,296	$12,330	$12,353
1/31/2021	$12,792	$12,374	$12,429	$12,264
2/28/2021	$12,535	$12,177	$12,221	$12,087
3/31/2021	$12,637	$12,253	$12,307	$11,936
4/30/2021	$12,795	$12,355	$12,441	$12,030
5/31/2021	$12,886	$12,392	$12,522	$12,070
6/30/2021	$12,944	$12,426	$12,577	$12,155
7/31/2021	$13,069	$12,529	$12,684	$12,290
8/31/2021	$12,994	$12,483	$12,628	$12,267
9/30/2021	$12,865	$12,393	$12,512	$12,161
10/31/2021	$12,846	$12,357	$12,498	$12,157
11/30/2021	$12,993	$12,462	$12,619	$12,193
12/31/2021	$13,029	$12,482	$12,636	$12,162
1/31/2022	$12,585	$12,141	$12,280	$11,900
2/28/2022	$12,476	$12,097	$12,201	$11,767
3/31/2022	$11,986	$11,705	$11,786	$11,441
4/30/2022	$11,452	$11,381	$11,367	$11,006
5/31/2022	$11,635	$11,550	$11,531	$11,077
6/30/2022	$11,257	$11,361	$11,214	$10,904
7/31/2022	$11,668	$11,661	$11,580	$11,170
8/31/2022	$11,355	$11,406	$11,305	$10,854
9/30/2022	$10,804	$10,968	$10,791	$10,385
10/31/2022	$10,651	$10,877	$10,654	$10,251
11/30/2022	$11,307	$11,386	$11,244	$10,628
12/31/2022	$11,313	$11,418	$11,245	$10,580
1/31/2023	$11,731	$11,746	$11,610	$10,905
2/28/2023	$11,417	$11,480	$11,319	$10,623
3/31/2023	$11,644	$11,735	$11,516	$10,893
4/30/2023	$11,663	$11,708	$11,518	$10,959
5/31/2023	$11,567	$11,607	$11,437	$10,840
6/30/2023	$11,716	$11,723	$11,523	$10,801
7/31/2023	$11,748	$11,770	$11,554	$10,794
8/31/2023	$11,570	$11,600	$11,404	$10,725
9/30/2023	$11,205	$11,260	$11,068	$10,452
10/31/2023	$11,016	$11,164	$10,873	$10,287
11/30/2023	$11,793	$11,873	$11,630	$10,753
12/31/2023	$12,122	$12,149	$11,944	$11,165
1/31/2024	$12,121	$12,087	$11,942	$11,134
2/29/2024	$12,144	$12,102	$11,963	$10,977
3/31/2024	$12,154	$12,102	$11,983	$11,078
4/30/2024	$12,010	$11,952	$11,838	$10,798
5/31/2024	$12,034	$11,917	$11,858	$10,981
6/30/2024	$12,238	$12,100	$12,067	$11,086
7/31/2024	$12,333	$12,210	$12,167	$11,344
8/31/2024	$12,405	$12,306	$12,249	$11,507
9/30/2024	$12,551	$12,428	$12,386	$11,662
10/31/2024	$12,368	$12,247	$12,218	$11,372
11/30/2024	$12,575	$12,458	$12,407	$11,493
12/31/2024	$12,404	$12,277	$12,243	$11,304
1/31/2025	$12,392	$12,338	$12,251	$11,364
2/28/2025	$12,528	$12,461	$12,386	$11,614
3/31/2025	$12,293	$12,250	$12,168	$11,619
4/30/2025	$12,158	$12,151	$12,040	$11,665
5/31/2025	$12,084	$12,159	$11,972	$11,581
6/30/2025	$12,147	$12,234	$12,037	$11,759
7/31/2025	$12,073	$12,210	$11,952	$11,728
8/31/2025	$12,175	$12,316	$12,054	$11,868
9/30/2025	$12,566	$12,601	$12,412	$11,998

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class I at NAV	0.12%	0.39%	2.31%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.34%
Lipper California Municipal Debt Funds Average	0.21%	0.62%	2.18%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.84%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in?

(as of September 30, 2025)

Key Fund Statistics

 (as of September 30, 2025)

Total Net Assets	$672,823,285
# of Portfolio Holdings	274
Portfolio Turnover Rate	40%
Total Advisory Fees Paid	$2,963,199
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A12.24%
  A-4.18%
  A+10.57%
  AA25.70%
  AA-14.21%
  AA+3.22%
  AAA1.51%
  B1.10%
  B+0.07%
  BB2.67%
  BB+2.18%
  BBB3.94%
  BBB-5.14%
  BBB+4.71%
  CCC0.10%
  CCC-0.03%
  NR8.43%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class I

CAILX

Lord Abbett California Tax Free Fund

Annual Shareholder Report

September 30, 2025

lordabbett.com/FundDocuments

TSR-A-3325-I

11/25

Class A

LISAX

Lord Abbett Intermediate Tax Free Fund

Annual Shareholder Report

September 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Intermediate Tax Free Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$72	0.71%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2025, the Fund returned 2.04%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 2.61% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg 1-15 Year Municipal Bond Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% over the same period.

The municipal yield curve steepened over the one-year period, with shorter maturities experiencing a fall in rates while yields moved higher in longer maturities. Positive factors for the municipal market included healthy demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Also supporting the market was the start of interest rate cuts by the U.S. Federal Reserve towards the end of the period. Negative factors included periods of rate volatility, uncertainty driven by the current administration’s fiscal policies and a continued increase in municipal bond supply after an above-average year of issuance in the prior year. Against this backdrop, municipal bonds delivered modest returns.

Top contributors to the Fund’s performance: An overweight allocation to A- and BBB-rated bonds contributed to relative performance. Security selection within the Transportation, State General Obligation, and Education sectors contributed to relative performance.

Top detractors from the Fund’s performance: The Fund’s overweight allocation to longer maturity bonds detracted from relative performance amid a rise in long-term rates with the steepening of the yield curve.

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	Bloomberg 1-15 Year Municipal Bond Index	Bloomberg U.S. Aggregate Bond Index
9/30/2015	$9,774	$10,000	$10,000
10/31/2015	$9,832	$10,038	$10,002
11/30/2015	$9,864	$10,059	$9,975
12/31/2015	$9,921	$10,112	$9,943
1/31/2016	$10,035	$10,232	$10,080
2/29/2016	$10,057	$10,250	$10,151
3/31/2016	$10,079	$10,259	$10,244
4/30/2016	$10,137	$10,321	$10,284
5/31/2016	$10,159	$10,326	$10,286
6/30/2016	$10,309	$10,454	$10,471
7/31/2016	$10,331	$10,468	$10,537
8/31/2016	$10,341	$10,472	$10,525
9/30/2016	$10,314	$10,434	$10,519
10/31/2016	$10,222	$10,349	$10,439
11/30/2016	$9,815	$10,016	$10,192
12/31/2016	$9,857	$10,113	$10,206
1/31/2017	$9,944	$10,184	$10,226
2/28/2017	$10,004	$10,252	$10,295
3/31/2017	$10,025	$10,269	$10,290
4/30/2017	$10,112	$10,343	$10,369
5/31/2017	$10,236	$10,478	$10,449
6/30/2017	$10,209	$10,438	$10,438
7/31/2017	$10,285	$10,514	$10,483
8/31/2017	$10,389	$10,584	$10,577
9/30/2017	$10,333	$10,535	$10,527
10/31/2017	$10,344	$10,550	$10,533
11/30/2017	$10,280	$10,464	$10,519
12/31/2017	$10,358	$10,551	$10,568
1/31/2018	$10,264	$10,459	$10,446
2/28/2018	$10,229	$10,432	$10,347
3/31/2018	$10,250	$10,455	$10,413
4/30/2018	$10,224	$10,427	$10,336
5/31/2018	$10,333	$10,525	$10,410
6/30/2018	$10,355	$10,543	$10,397
7/31/2018	$10,387	$10,577	$10,399
8/31/2018	$10,409	$10,596	$10,466
9/30/2018	$10,354	$10,537	$10,399
10/31/2018	$10,280	$10,493	$10,317
11/30/2018	$10,373	$10,601	$10,378
12/31/2018	$10,475	$10,718	$10,569
1/31/2019	$10,549	$10,809	$10,681
2/28/2019	$10,624	$10,861	$10,675
3/31/2019	$10,787	$10,987	$10,880
4/30/2019	$10,822	$11,009	$10,883
5/31/2019	$10,985	$11,143	$11,076
6/30/2019	$11,040	$11,189	$11,215
7/31/2019	$11,124	$11,277	$11,240
8/31/2019	$11,297	$11,409	$11,531
9/30/2019	$11,211	$11,316	$11,470
10/31/2019	$11,215	$11,345	$11,504
11/30/2019	$11,239	$11,372	$11,498
12/31/2019	$11,272	$11,407	$11,490
1/31/2020	$11,497	$11,582	$11,711
2/29/2020	$11,663	$11,692	$11,922
3/31/2020	$10,926	$11,351	$11,852
4/30/2020	$10,735	$11,270	$12,063
5/31/2020	$11,074	$11,589	$12,119
6/30/2020	$11,290	$11,657	$12,195
7/31/2020	$11,496	$11,820	$12,377
8/31/2020	$11,466	$11,781	$12,277
9/30/2020	$11,427	$11,790	$12,271
10/31/2020	$11,407	$11,761	$12,216
11/30/2020	$11,615	$11,891	$12,336
12/31/2020	$11,740	$11,947	$12,353
1/31/2021	$11,868	$12,004	$12,264
2/28/2021	$11,663	$11,853	$12,087
3/31/2021	$11,735	$11,908	$11,936
4/30/2021	$11,860	$11,983	$12,030
5/31/2021	$11,923	$12,000	$12,070
6/30/2021	$11,975	$12,016	$12,155
7/31/2021	$12,067	$12,103	$12,290
8/31/2021	$12,023	$12,079	$12,267
9/30/2021	$11,906	$12,005	$12,161
10/31/2021	$11,862	$11,970	$12,157
11/30/2021	$11,975	$12,033	$12,193
12/31/2021	$11,983	$12,051	$12,162
1/31/2022	$11,642	$11,756	$11,900
2/28/2022	$11,557	$11,720	$11,767
3/31/2022	$11,184	$11,408	$11,441
4/30/2022	$10,854	$11,169	$11,006
5/31/2022	$10,960	$11,326	$11,077
6/30/2022	$10,757	$11,231	$10,904
7/31/2022	$11,034	$11,482	$11,170
8/31/2022	$10,830	$11,283	$10,854
9/30/2022	$10,434	$10,941	$10,385
10/31/2022	$10,338	$10,899	$10,251
11/30/2022	$10,760	$11,281	$10,628
12/31/2022	$10,772	$11,334	$10,580
1/31/2023	$11,076	$11,589	$10,905
2/28/2023	$10,874	$11,371	$10,623
3/31/2023	$11,050	$11,591	$10,893
4/30/2023	$11,064	$11,559	$10,959
5/31/2023	$10,979	$11,457	$10,840
6/30/2023	$11,072	$11,543	$10,801
7/31/2023	$11,108	$11,589	$10,794
8/31/2023	$11,002	$11,472	$10,725
9/30/2023	$10,765	$11,214	$10,452
10/31/2023	$10,649	$11,168	$10,287
11/30/2023	$11,174	$11,708	$10,753
12/31/2023	$11,435	$11,929	$11,165
1/31/2024	$11,430	$11,883	$11,134
2/29/2024	$11,460	$11,895	$10,977
3/31/2024	$11,489	$11,895	$11,078
4/30/2024	$11,385	$11,773	$10,798
5/31/2024	$11,381	$11,703	$10,981
6/30/2024	$11,535	$11,854	$11,086
7/31/2024	$11,610	$11,959	$11,344
8/31/2024	$11,697	$12,065	$11,507
9/30/2024	$11,820	$12,163	$11,662
10/31/2024	$11,668	$12,009	$11,372
11/30/2024	$11,825	$12,157	$11,493
12/31/2024	$11,708	$12,035	$11,304
1/31/2025	$11,766	$12,117	$11,364
2/28/2025	$11,890	$12,235	$11,614
3/31/2025	$11,715	$12,082	$11,619
4/30/2025	$11,645	$12,007	$11,665
5/31/2025	$11,654	$12,075	$11,581
6/30/2025	$11,746	$12,166	$11,759
7/31/2025	$11,733	$12,196	$11,728
8/31/2025	$11,826	$12,299	$11,868
9/30/2025	$12,060	$12,481	$11,998

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A at NAV	2.04%	1.08%	2.12%
Class A with sales charge	(0.27%)	0.62%	1.89%
Bloomberg 1-15 Year Municipal Bond Index	2.61%	1.15%	2.24%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.84%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in?

(as of September 30, 2025)

Key Fund Statistics

 (as of September 30, 2025)

Total Net Assets	$5,187,149,373
# of Portfolio Holdings	898
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$19,313,394
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A9.39%
  A-5.65%
  A+14.53%
  AA13.73%
  AA-8.96%
  AA+10.37%
  AAA5.43%
  B0.34%
  B-0.46%
  B+0.45%
  BB1.06%
  BB-1.02%
  BB+3.34%
  BBB6.72%
  BBB-4.37%
  BBB+5.05%
  NR9.13%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class A

LISAX

Lord Abbett Intermediate Tax Free Fund

Annual Shareholder Report

September 30, 2025

lordabbett.com/FundDocuments

TSR-A-1409-A

11/25

Class C

LISCX

Lord Abbett Intermediate Tax Free Fund

Annual Shareholder Report

September 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Intermediate Tax Free Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$134	1.33%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2025, the Fund returned 1.51%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 2.61% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg 1-15 Year Municipal Bond Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% over the same period.

The municipal yield curve steepened over the one-year period, with shorter maturities experiencing a fall in rates while yields moved higher in longer maturities. Positive factors for the municipal market included healthy demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Also supporting the market was the start of interest rate cuts by the U.S. Federal Reserve towards the end of the period. Negative factors included periods of rate volatility, uncertainty driven by the current administration’s fiscal policies and a continued increase in municipal bond supply after an above-average year of issuance in the prior year. Against this backdrop, municipal bonds delivered modest returns.

Top contributors to the Fund’s performance: An overweight allocation to A- and BBB-rated bonds contributed to relative performance. Security selection within the Transportation, State General Obligation, and Education sectors contributed to relative performance.

Top detractors from the Fund’s performance: The Fund’s overweight allocation to longer maturity bonds detracted from relative performance amid a rise in long-term rates with the steepening of the yield curve.

Fund Performance

Total Return Based on $10,000 Investment

	Class C with load	Bloomberg 1-15 Year Municipal Bond Index	Bloomberg U.S. Aggregate Bond Index
9/30/2015	$10,000	$10,000	$10,000
10/31/2015	$10,054	$10,038	$10,002
11/30/2015	$10,073	$10,059	$9,975
12/31/2015	$10,134	$10,112	$9,943
1/31/2016	$10,236	$10,232	$10,080
2/29/2016	$10,264	$10,250	$10,151
3/31/2016	$10,271	$10,259	$10,244
4/30/2016	$10,335	$10,321	$10,284
5/31/2016	$10,341	$10,326	$10,286
6/30/2016	$10,499	$10,454	$10,471
7/31/2016	$10,506	$10,468	$10,537
8/31/2016	$10,511	$10,472	$10,525
9/30/2016	$10,487	$10,434	$10,519
10/31/2016	$10,379	$10,349	$10,439
11/30/2016	$9,968	$10,016	$10,192
12/31/2016	$10,006	$10,113	$10,206
1/31/2017	$10,079	$10,184	$10,226
2/28/2017	$10,145	$10,252	$10,295
3/31/2017	$10,160	$10,269	$10,290
4/30/2017	$10,243	$10,343	$10,369
5/31/2017	$10,363	$10,478	$10,449
6/30/2017	$10,321	$10,438	$10,438
7/31/2017	$10,393	$10,514	$10,483
8/31/2017	$10,493	$10,584	$10,577
9/30/2017	$10,440	$10,535	$10,527
10/31/2017	$10,436	$10,550	$10,533
11/30/2017	$10,375	$10,464	$10,519
12/31/2017	$10,449	$10,551	$10,568
1/31/2018	$10,349	$10,459	$10,446
2/28/2018	$10,299	$10,432	$10,347
3/31/2018	$10,324	$10,455	$10,413
4/30/2018	$10,292	$10,427	$10,336
5/31/2018	$10,396	$10,525	$10,410
6/30/2018	$10,404	$10,543	$10,397
7/31/2018	$10,440	$10,577	$10,399
8/31/2018	$10,447	$10,596	$10,466
9/30/2018	$10,397	$10,537	$10,399
10/31/2018	$10,317	$10,493	$10,317
11/30/2018	$10,404	$10,601	$10,378
12/31/2018	$10,492	$10,718	$10,569
1/31/2019	$10,570	$10,809	$10,681
2/28/2019	$10,641	$10,861	$10,675
3/31/2019	$10,789	$10,987	$10,880
4/30/2019	$10,828	$11,009	$10,883
5/31/2019	$10,986	$11,143	$11,076
6/30/2019	$11,035	$11,189	$11,215
7/31/2019	$11,103	$11,277	$11,240
8/31/2019	$11,281	$11,409	$11,531
9/30/2019	$11,189	$11,316	$11,470
10/31/2019	$11,187	$11,345	$11,504
11/30/2019	$11,196	$11,372	$11,498
12/31/2019	$11,233	$11,407	$11,490
1/31/2020	$11,442	$11,582	$11,711
2/29/2020	$11,601	$11,692	$11,922
3/31/2020	$10,871	$11,351	$11,852
4/30/2020	$10,666	$11,270	$12,063
5/31/2020	$11,007	$11,589	$12,119
6/30/2020	$11,206	$11,657	$12,195
7/31/2020	$11,405	$11,820	$12,377
8/31/2020	$11,380	$11,781	$12,277
9/30/2020	$11,335	$11,790	$12,271
10/31/2020	$11,309	$11,761	$12,216
11/30/2020	$11,499	$11,891	$12,336
12/31/2020	$11,627	$11,947	$12,353
1/31/2021	$11,738	$12,004	$12,264
2/28/2021	$11,538	$11,853	$12,087
3/31/2021	$11,604	$11,908	$11,936
4/30/2021	$11,711	$11,983	$12,030
5/31/2021	$11,767	$12,000	$12,070
6/30/2021	$11,812	$12,016	$12,155
7/31/2021	$11,897	$12,103	$12,290
8/31/2021	$11,847	$12,079	$12,267
9/30/2021	$11,735	$12,005	$12,161
10/31/2021	$11,685	$11,970	$12,157
11/30/2021	$11,781	$12,033	$12,193
12/31/2021	$11,793	$12,051	$12,162
1/31/2022	$11,450	$11,756	$11,900
2/28/2022	$11,360	$11,720	$11,767
3/31/2022	$10,977	$11,408	$11,441
4/30/2022	$10,658	$11,169	$11,006
5/31/2022	$10,755	$11,326	$11,077
6/30/2022	$10,551	$11,231	$10,904
7/31/2022	$10,817	$11,482	$11,170
8/31/2022	$10,601	$11,283	$10,854
9/30/2022	$10,207	$10,941	$10,385
10/31/2022	$10,118	$10,899	$10,251
11/30/2022	$10,526	$11,281	$10,628
12/31/2022	$10,533	$11,334	$10,580
1/31/2023	$10,824	$11,589	$10,905
2/28/2023	$10,621	$11,371	$10,623
3/31/2023	$10,788	$11,591	$10,893
4/30/2023	$10,796	$11,559	$10,959
5/31/2023	$10,707	$11,457	$10,840
6/30/2023	$10,792	$11,543	$10,801
7/31/2023	$10,822	$11,589	$10,794
8/31/2023	$10,713	$11,472	$10,725
9/30/2023	$10,476	$11,214	$10,452
10/31/2023	$10,358	$11,168	$10,287
11/30/2023	$10,853	$11,708	$10,753
12/31/2023	$11,102	$11,929	$11,165
1/31/2024	$11,091	$11,883	$11,134
2/29/2024	$11,125	$11,895	$10,977
3/31/2024	$11,137	$11,895	$11,078
4/30/2024	$11,041	$11,773	$10,798
5/31/2024	$11,031	$11,703	$10,981
6/30/2024	$11,164	$11,854	$11,086
7/31/2024	$11,242	$11,959	$11,344
8/31/2024	$11,321	$12,065	$11,507
9/30/2024	$11,423	$12,163	$11,662
10/31/2024	$11,281	$12,009	$11,372
11/30/2024	$11,428	$12,157	$11,493
12/31/2024	$11,297	$12,035	$11,304
1/31/2025	$11,358	$12,117	$11,364
2/28/2025	$11,473	$12,235	$11,614
3/31/2025	$11,287	$12,082	$11,619
4/30/2025	$11,224	$12,007	$11,665
5/31/2025	$11,227	$12,075	$11,581
6/30/2025	$11,310	$12,166	$11,759
7/31/2025	$11,281	$12,196	$11,728
8/31/2025	$11,375	$12,299	$11,868
9/30/2025	$11,595	$12,481	$11,998

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C at NAV	1.51%	0.45%	1.49%
Class C with sales charge	0.52%	0.45%	1.49%
Bloomberg 1-15 Year Municipal Bond Index	2.61%	1.15%	2.24%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.84%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in?

(as of September 30, 2025)

Key Fund Statistics

 (as of September 30, 2025)

Total Net Assets	$5,187,149,373
# of Portfolio Holdings	898
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$19,313,394
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A9.39%
  A-5.65%
  A+14.53%
  AA13.73%
  AA-8.96%
  AA+10.37%
  AAA5.43%
  B0.34%
  B-0.46%
  B+0.45%
  BB1.06%
  BB-1.02%
  BB+3.34%
  BBB6.72%
  BBB-4.37%
  BBB+5.05%
  NR9.13%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class C

LISCX

Lord Abbett Intermediate Tax Free Fund

Annual Shareholder Report

September 30, 2025

lordabbett.com/FundDocuments

TSR-A-1411-C

11/25

Class F

LISFX

Lord Abbett Intermediate Tax Free Fund

Annual Shareholder Report

September 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Intermediate Tax Free Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$62	0.61%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2025, the Fund returned 2.24%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 2.61% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg 1-15 Year Municipal Bond Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% over the same period.

The municipal yield curve steepened over the one-year period, with shorter maturities experiencing a fall in rates while yields moved higher in longer maturities. Positive factors for the municipal market included healthy demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Also supporting the market was the start of interest rate cuts by the U.S. Federal Reserve towards the end of the period. Negative factors included periods of rate volatility, uncertainty driven by the current administration’s fiscal policies and a continued increase in municipal bond supply after an above-average year of issuance in the prior year. Against this backdrop, municipal bonds delivered modest returns.

Top contributors to the Fund’s performance: An overweight allocation to A- and BBB-rated bonds contributed to relative performance. Security selection within the Transportation, State General Obligation, and Education sectors contributed to relative performance.

Top detractors from the Fund’s performance: The Fund’s overweight allocation to longer maturity bonds detracted from relative performance amid a rise in long-term rates with the steepening of the yield curve.

Fund Performance

Total Return Based on $10,000 Investment

	Class F	Bloomberg 1-15 Year Municipal Bond Index	Bloomberg U.S. Aggregate Bond Index
9/30/2015	$10,000	$10,000	$10,000
10/31/2015	$10,061	$10,038	$10,002
11/30/2015	$10,085	$10,059	$9,975
12/31/2015	$10,153	$10,112	$9,943
1/31/2016	$10,271	$10,232	$10,080
2/29/2016	$10,294	$10,250	$10,151
3/31/2016	$10,308	$10,259	$10,244
4/30/2016	$10,378	$10,321	$10,284
5/31/2016	$10,391	$10,326	$10,286
6/30/2016	$10,555	$10,454	$10,471
7/31/2016	$10,569	$10,468	$10,537
8/31/2016	$10,580	$10,472	$10,525
9/30/2016	$10,563	$10,434	$10,519
10/31/2016	$10,470	$10,349	$10,439
11/30/2016	$10,053	$10,016	$10,192
12/31/2016	$10,098	$10,113	$10,206
1/31/2017	$10,178	$10,184	$10,226
2/28/2017	$10,250	$10,252	$10,295
3/31/2017	$10,272	$10,269	$10,290
4/30/2017	$10,362	$10,343	$10,369
5/31/2017	$10,490	$10,478	$10,449
6/30/2017	$10,453	$10,438	$10,438
7/31/2017	$10,532	$10,514	$10,483
8/31/2017	$10,640	$10,584	$10,577
9/30/2017	$10,593	$10,535	$10,527
10/31/2017	$10,596	$10,550	$10,533
11/30/2017	$10,540	$10,464	$10,519
12/31/2017	$10,621	$10,551	$10,568
1/31/2018	$10,526	$10,459	$10,446
2/28/2018	$10,481	$10,432	$10,347
3/31/2018	$10,513	$10,455	$10,413
4/30/2018	$10,487	$10,427	$10,336
5/31/2018	$10,599	$10,525	$10,410
6/30/2018	$10,613	$10,543	$10,397
7/31/2018	$10,657	$10,577	$10,399
8/31/2018	$10,671	$10,596	$10,466
9/30/2018	$10,625	$10,537	$10,399
10/31/2018	$10,550	$10,493	$10,317
11/30/2018	$10,646	$10,601	$10,378
12/31/2018	$10,742	$10,718	$10,569
1/31/2019	$10,828	$10,809	$10,681
2/28/2019	$10,907	$10,861	$10,675
3/31/2019	$11,074	$10,987	$10,880
4/30/2019	$11,111	$11,009	$10,883
5/31/2019	$11,280	$11,143	$11,076
6/30/2019	$11,337	$11,189	$11,215
7/31/2019	$11,413	$11,277	$11,240
8/31/2019	$11,603	$11,409	$11,531
9/30/2019	$11,515	$11,316	$11,470
10/31/2019	$11,520	$11,345	$11,504
11/30/2019	$11,535	$11,372	$11,498
12/31/2019	$11,581	$11,407	$11,490
1/31/2020	$11,803	$11,582	$11,711
2/29/2020	$11,974	$11,692	$11,922
3/31/2020	$11,228	$11,351	$11,852
4/30/2020	$11,033	$11,270	$12,063
5/31/2020	$11,382	$11,589	$12,119
6/30/2020	$11,605	$11,657	$12,195
7/31/2020	$11,807	$11,820	$12,377
8/31/2020	$11,788	$11,781	$12,277
9/30/2020	$11,749	$11,790	$12,271
10/31/2020	$11,730	$11,761	$12,216
11/30/2020	$11,944	$11,891	$12,336
12/31/2020	$12,073	$11,947	$12,353
1/31/2021	$12,196	$12,004	$12,264
2/28/2021	$11,996	$11,853	$12,087
3/31/2021	$12,071	$11,908	$11,936
4/30/2021	$12,190	$11,983	$12,030
5/31/2021	$12,256	$12,000	$12,070
6/30/2021	$12,310	$12,016	$12,155
7/31/2021	$12,406	$12,103	$12,290
8/31/2021	$12,362	$12,079	$12,267
9/30/2021	$12,253	$12,005	$12,161
10/31/2021	$12,209	$11,970	$12,157
11/30/2021	$12,316	$12,033	$12,193
12/31/2021	$12,336	$12,051	$12,162
1/31/2022	$11,986	$11,756	$11,900
2/28/2022	$11,899	$11,720	$11,767
3/31/2022	$11,505	$11,408	$11,441
4/30/2022	$11,178	$11,169	$11,006
5/31/2022	$11,276	$11,326	$11,077
6/30/2022	$11,068	$11,231	$10,904
7/31/2022	$11,354	$11,482	$11,170
8/31/2022	$11,145	$11,283	$10,854
9/30/2022	$10,738	$10,941	$10,385
10/31/2022	$10,651	$10,899	$10,251
11/30/2022	$11,075	$11,281	$10,628
12/31/2022	$11,101	$11,334	$10,580
1/31/2023	$11,415	$11,589	$10,905
2/28/2023	$11,196	$11,371	$10,623
3/31/2023	$11,389	$11,591	$10,893
4/30/2023	$11,393	$11,559	$10,959
5/31/2023	$11,307	$11,457	$10,840
6/30/2023	$11,415	$11,543	$10,801
7/31/2023	$11,453	$11,589	$10,794
8/31/2023	$11,345	$11,472	$10,725
9/30/2023	$11,101	$11,214	$10,452
10/31/2023	$10,982	$11,168	$10,287
11/30/2023	$11,513	$11,708	$10,753
12/31/2023	$11,784	$11,929	$11,165
1/31/2024	$11,779	$11,883	$11,134
2/29/2024	$11,811	$11,895	$10,977
3/31/2024	$11,842	$11,895	$11,078
4/30/2024	$11,747	$11,773	$10,798
5/31/2024	$11,744	$11,703	$10,981
6/30/2024	$11,892	$11,854	$11,086
7/31/2024	$11,983	$11,959	$11,344
8/31/2024	$12,074	$12,065	$11,507
9/30/2024	$12,189	$12,163	$11,662
10/31/2024	$12,046	$12,009	$11,372
11/30/2024	$12,209	$12,157	$11,493
12/31/2024	$12,077	$12,035	$11,304
1/31/2025	$12,149	$12,117	$11,364
2/28/2025	$12,279	$12,235	$11,614
3/31/2025	$12,087	$12,082	$11,619
4/30/2025	$12,027	$12,007	$11,665
5/31/2025	$12,038	$12,075	$11,581
6/30/2025	$12,122	$12,166	$11,759
7/31/2025	$12,110	$12,196	$11,728
8/31/2025	$12,206	$12,299	$11,868
9/30/2025	$12,461	$12,481	$11,998

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class F at NAV	2.24%	1.19%	2.22%
Bloomberg 1-15 Year Municipal Bond Index	2.61%	1.15%	2.24%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.84%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in?

(as of September 30, 2025)

Key Fund Statistics

 (as of September 30, 2025)

Total Net Assets	$5,187,149,373
# of Portfolio Holdings	898
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$19,313,394
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A9.39%
  A-5.65%
  A+14.53%
  AA13.73%
  AA-8.96%
  AA+10.37%
  AAA5.43%
  B0.34%
  B-0.46%
  B+0.45%
  BB1.06%
  BB-1.02%
  BB+3.34%
  BBB6.72%
  BBB-4.37%
  BBB+5.05%
  NR9.13%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F

LISFX

Lord Abbett Intermediate Tax Free Fund

Annual Shareholder Report

September 30, 2025

lordabbett.com/FundDocuments

TSR-A-1039-F

11/25

Class F3

LOISX

Lord Abbett Intermediate Tax Free Fund

Annual Shareholder Report

September 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Intermediate Tax Free Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$46	0.45%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2025, the Fund returned 2.40%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 2.61% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg 1-15 Year Municipal Bond Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% over the same period.

The municipal yield curve steepened over the one-year period, with shorter maturities experiencing a fall in rates while yields moved higher in longer maturities. Positive factors for the municipal market included healthy demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Also supporting the market was the start of interest rate cuts by the U.S. Federal Reserve towards the end of the period. Negative factors included periods of rate volatility, uncertainty driven by the current administration’s fiscal policies and a continued increase in municipal bond supply after an above-average year of issuance in the prior year. Against this backdrop, municipal bonds delivered modest returns.

Top contributors to the Fund’s performance: An overweight allocation to A- and BBB-rated bonds contributed to relative performance. Security selection within the Transportation, State General Obligation, and Education sectors contributed to relative performance.

Top detractors from the Fund’s performance: The Fund’s overweight allocation to longer maturity bonds detracted from relative performance amid a rise in long-term rates with the steepening of the yield curve.

Fund Performance

Total Return Based on $10,000 Investment

	Class F3	Bloomberg 1-15 Year Municipal Bond Index	Bloomberg U.S. Aggregate Bond Index
4/4/2017	$10,000	$10,000	$10,000
4/30/2017	$10,086	$10,061	$10,051
5/31/2017	$10,202	$10,193	$10,128
6/30/2017	$10,177	$10,154	$10,118
7/31/2017	$10,255	$10,228	$10,162
8/31/2017	$10,361	$10,296	$10,253
9/30/2017	$10,316	$10,248	$10,204
10/31/2017	$10,320	$10,262	$10,210
11/30/2017	$10,257	$10,179	$10,197
12/31/2017	$10,346	$10,263	$10,244
1/31/2018	$10,255	$10,174	$10,126
2/28/2018	$10,212	$10,148	$10,030
3/31/2018	$10,245	$10,170	$10,094
4/30/2018	$10,221	$10,143	$10,019
5/31/2018	$10,321	$10,238	$10,091
6/30/2018	$10,346	$10,256	$10,078
7/31/2018	$10,380	$10,289	$10,080
8/31/2018	$10,404	$10,307	$10,145
9/30/2018	$10,352	$10,250	$10,080
10/31/2018	$10,289	$10,208	$10,000
11/30/2018	$10,374	$10,312	$10,060
12/31/2018	$10,479	$10,426	$10,245
1/31/2019	$10,564	$10,514	$10,354
2/28/2019	$10,642	$10,565	$10,348
3/31/2019	$10,797	$10,688	$10,546
4/30/2019	$10,843	$10,710	$10,549
5/31/2019	$11,009	$10,840	$10,736
6/30/2019	$11,066	$10,884	$10,871
7/31/2019	$11,142	$10,970	$10,895
8/31/2019	$11,328	$11,098	$11,177
9/30/2019	$11,244	$11,008	$11,118
10/31/2019	$11,250	$11,036	$11,151
11/30/2019	$11,266	$11,062	$11,146
12/31/2019	$11,312	$11,097	$11,138
1/31/2020	$11,530	$11,267	$11,352
2/29/2020	$11,698	$11,373	$11,557
3/31/2020	$10,971	$11,041	$11,489
4/30/2020	$10,772	$10,963	$11,693
5/31/2020	$11,124	$11,274	$11,747
6/30/2020	$11,333	$11,339	$11,821
7/31/2020	$11,542	$11,498	$11,998
8/31/2020	$11,515	$11,460	$11,901
9/30/2020	$11,488	$11,469	$11,894
10/31/2020	$11,471	$11,440	$11,841
11/30/2020	$11,671	$11,567	$11,958
12/31/2020	$11,809	$11,622	$11,974
1/31/2021	$11,931	$11,677	$11,888
2/28/2021	$11,736	$11,530	$11,716
3/31/2021	$11,812	$11,584	$11,570
4/30/2021	$11,929	$11,657	$11,662
5/31/2021	$11,995	$11,674	$11,700
6/30/2021	$12,050	$11,688	$11,782
7/31/2021	$12,145	$11,774	$11,914
8/31/2021	$12,104	$11,750	$11,891
9/30/2021	$11,999	$11,678	$11,788
10/31/2021	$11,956	$11,644	$11,785
11/30/2021	$12,063	$11,706	$11,820
12/31/2021	$12,084	$11,723	$11,789
1/31/2022	$11,743	$11,436	$11,535
2/28/2022	$11,659	$11,401	$11,407
3/31/2022	$11,276	$11,097	$11,090
4/30/2022	$10,956	$10,864	$10,669
5/31/2022	$11,065	$11,017	$10,738
6/30/2022	$10,852	$10,925	$10,569
7/31/2022	$11,144	$11,169	$10,828
8/31/2022	$10,931	$10,976	$10,522
9/30/2022	$10,534	$10,643	$10,067
10/31/2022	$10,450	$10,602	$9,937
11/30/2022	$10,867	$10,974	$10,302
12/31/2022	$10,893	$11,025	$10,256
1/31/2023	$11,203	$11,273	$10,571
2/28/2023	$10,989	$11,061	$10,298
3/31/2023	$11,170	$11,275	$10,559
4/30/2023	$11,186	$11,244	$10,623
5/31/2023	$11,103	$11,145	$10,508
6/30/2023	$11,210	$11,229	$10,470
7/31/2023	$11,249	$11,273	$10,463
8/31/2023	$11,144	$11,159	$10,396
9/30/2023	$10,906	$10,909	$10,132
10/31/2023	$10,791	$10,864	$9,972
11/30/2023	$11,314	$11,389	$10,424
12/31/2023	$11,581	$11,605	$10,823
1/31/2024	$11,578	$11,560	$10,793
2/29/2024	$11,611	$11,571	$10,640
3/31/2024	$11,643	$11,571	$10,739
4/30/2024	$11,541	$11,452	$10,467
5/31/2024	$11,550	$11,384	$10,645
6/30/2024	$11,698	$11,531	$10,746
7/31/2024	$11,788	$11,634	$10,997
8/31/2024	$11,868	$11,736	$11,155
9/30/2024	$11,994	$11,832	$11,304
10/31/2024	$11,855	$11,682	$11,024
11/30/2024	$12,016	$11,826	$11,140
12/31/2024	$11,889	$11,707	$10,958
1/31/2025	$11,961	$11,787	$11,016
2/28/2025	$12,090	$11,902	$11,258
3/31/2025	$11,903	$11,753	$11,263
4/30/2025	$11,846	$11,680	$11,307
5/31/2025	$11,858	$11,746	$11,226
6/30/2025	$11,943	$11,835	$11,399
7/31/2025	$11,932	$11,864	$11,368
8/31/2025	$12,029	$11,964	$11,504
9/30/2025	$12,282	$12,141	$11,630

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	2.40%	1.35%	2.45%
Bloomberg 1-15 Year Municipal Bond Index	2.61%	1.15%	2.31%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.79%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in?

(as of September 30, 2025)

Key Fund Statistics

 (as of September 30, 2025)

Total Net Assets	$5,187,149,373
# of Portfolio Holdings	898
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$19,313,394
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A9.39%
  A-5.65%
  A+14.53%
  AA13.73%
  AA-8.96%
  AA+10.37%
  AAA5.43%
  B0.34%
  B-0.46%
  B+0.45%
  BB1.06%
  BB-1.02%
  BB+3.34%
  BBB6.72%
  BBB-4.37%
  BBB+5.05%
  NR9.13%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F3

LOISX

Lord Abbett Intermediate Tax Free Fund

Annual Shareholder Report

September 30, 2025

lordabbett.com/FundDocuments

TSR-A-8987-F3

11/25

Class I

LAIIX

Lord Abbett Intermediate Tax Free Fund

Annual Shareholder Report

September 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Intermediate Tax Free Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	0.51%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2025, the Fund returned 2.24%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 2.61% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg 1-15 Year Municipal Bond Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% over the same period.

The municipal yield curve steepened over the one-year period, with shorter maturities experiencing a fall in rates while yields moved higher in longer maturities. Positive factors for the municipal market included healthy demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Also supporting the market was the start of interest rate cuts by the U.S. Federal Reserve towards the end of the period. Negative factors included periods of rate volatility, uncertainty driven by the current administration’s fiscal policies and a continued increase in municipal bond supply after an above-average year of issuance in the prior year. Against this backdrop, municipal bonds delivered modest returns.

Top contributors to the Fund’s performance: An overweight allocation to A- and BBB-rated bonds contributed to relative performance. Security selection within the Transportation, State General Obligation, and Education sectors contributed to relative performance.

Top detractors from the Fund’s performance: The Fund’s overweight allocation to longer maturity bonds detracted from relative performance amid a rise in long-term rates with the steepening of the yield curve.

Fund Performance

Total Return Based on $10,000 Investment

	Class I	Bloomberg 1-15 Year Municipal Bond Index	Bloomberg U.S. Aggregate Bond Index
9/30/2015	$10,000	$10,000	$10,000
10/31/2015	$10,061	$10,038	$10,002
11/30/2015	$10,096	$10,059	$9,975
12/31/2015	$10,155	$10,112	$9,943
1/31/2016	$10,274	$10,232	$10,080
2/29/2016	$10,299	$10,250	$10,151
3/31/2016	$10,322	$10,259	$10,244
4/30/2016	$10,393	$10,321	$10,284
5/31/2016	$10,407	$10,326	$10,286
6/30/2016	$10,563	$10,454	$10,471
7/31/2016	$10,587	$10,468	$10,537
8/31/2016	$10,599	$10,472	$10,525
9/30/2016	$10,574	$10,434	$10,519
10/31/2016	$10,481	$10,349	$10,439
11/30/2016	$10,065	$10,016	$10,192
12/31/2016	$10,110	$10,113	$10,206
1/31/2017	$10,201	$10,184	$10,226
2/28/2017	$10,273	$10,252	$10,295
3/31/2017	$10,287	$10,269	$10,290
4/30/2017	$10,387	$10,343	$10,369
5/31/2017	$10,507	$10,478	$10,449
6/30/2017	$10,481	$10,438	$10,438
7/31/2017	$10,561	$10,514	$10,483
8/31/2017	$10,670	$10,584	$10,577
9/30/2017	$10,614	$10,535	$10,527
10/31/2017	$10,627	$10,550	$10,533
11/30/2017	$10,562	$10,464	$10,519
12/31/2017	$10,645	$10,551	$10,568
1/31/2018	$10,550	$10,459	$10,446
2/28/2018	$10,516	$10,432	$10,347
3/31/2018	$10,539	$10,455	$10,413
4/30/2018	$10,514	$10,427	$10,336
5/31/2018	$10,627	$10,525	$10,410
6/30/2018	$10,652	$10,543	$10,397
7/31/2018	$10,687	$10,577	$10,399
8/31/2018	$10,711	$10,596	$10,466
9/30/2018	$10,657	$10,537	$10,399
10/31/2018	$10,582	$10,493	$10,317
11/30/2018	$10,679	$10,601	$10,378
12/31/2018	$10,786	$10,718	$10,569
1/31/2019	$10,874	$10,809	$10,681
2/28/2019	$10,943	$10,861	$10,675
3/31/2019	$11,113	$10,987	$10,880
4/30/2019	$11,150	$11,009	$10,883
5/31/2019	$11,321	$11,143	$11,076
6/30/2019	$11,379	$11,189	$11,215
7/31/2019	$11,467	$11,277	$11,240
8/31/2019	$11,658	$11,409	$11,531
9/30/2019	$11,561	$11,316	$11,470
10/31/2019	$11,567	$11,345	$11,504
11/30/2019	$11,593	$11,372	$11,498
12/31/2019	$11,630	$11,407	$11,490
1/31/2020	$11,864	$11,582	$11,711
2/29/2020	$12,037	$11,692	$11,922
3/31/2020	$11,278	$11,351	$11,852
4/30/2020	$11,083	$11,270	$12,063
5/31/2020	$11,434	$11,589	$12,119
6/30/2020	$11,660	$11,657	$12,195
7/31/2020	$11,875	$11,820	$12,377
8/31/2020	$11,846	$11,781	$12,277
9/30/2020	$11,818	$11,790	$12,271
10/31/2020	$11,789	$11,761	$12,216
11/30/2020	$12,005	$11,891	$12,336
12/31/2020	$12,136	$11,947	$12,353
1/31/2021	$12,272	$12,004	$12,264
2/28/2021	$12,061	$11,853	$12,087
3/31/2021	$12,138	$11,908	$11,936
4/30/2021	$12,269	$11,983	$12,030
5/31/2021	$12,336	$12,000	$12,070
6/30/2021	$12,392	$12,016	$12,155
7/31/2021	$12,489	$12,103	$12,290
8/31/2021	$12,446	$12,079	$12,267
9/30/2021	$12,327	$12,005	$12,161
10/31/2021	$12,294	$11,970	$12,157
11/30/2021	$12,403	$12,033	$12,193
12/31/2021	$12,413	$12,051	$12,162
1/31/2022	$12,062	$11,756	$11,900
2/28/2022	$11,975	$11,720	$11,767
3/31/2022	$11,591	$11,408	$11,441
4/30/2022	$11,251	$11,169	$11,006
5/31/2022	$11,362	$11,326	$11,077
6/30/2022	$11,154	$11,231	$10,904
7/31/2022	$11,442	$11,482	$11,170
8/31/2022	$11,222	$11,283	$10,854
9/30/2022	$10,813	$10,941	$10,385
10/31/2022	$10,727	$10,899	$10,251
11/30/2022	$11,166	$11,281	$10,628
12/31/2022	$11,181	$11,334	$10,580
1/31/2023	$11,498	$11,589	$10,905
2/28/2023	$11,290	$11,371	$10,623
3/31/2023	$11,475	$11,591	$10,893
4/30/2023	$11,491	$11,559	$10,959
5/31/2023	$11,405	$11,457	$10,840
6/30/2023	$11,503	$11,543	$10,801
7/31/2023	$11,543	$11,589	$10,794
8/31/2023	$11,435	$11,472	$10,725
9/30/2023	$11,190	$11,214	$10,452
10/31/2023	$11,071	$11,168	$10,287
11/30/2023	$11,608	$11,708	$10,753
12/31/2023	$11,881	$11,929	$11,165
1/31/2024	$11,889	$11,883	$11,134
2/29/2024	$11,922	$11,895	$10,977
3/31/2024	$11,943	$11,895	$11,078
4/30/2024	$11,848	$11,773	$10,798
5/31/2024	$11,846	$11,703	$10,981
6/30/2024	$12,008	$11,854	$11,086
7/31/2024	$12,089	$11,959	$11,344
8/31/2024	$12,182	$12,065	$11,507
9/30/2024	$12,311	$12,163	$11,662
10/31/2024	$12,155	$12,009	$11,372
11/30/2024	$12,321	$12,157	$11,493
12/31/2024	$12,201	$12,035	$11,304
1/31/2025	$12,263	$12,117	$11,364
2/28/2025	$12,395	$12,235	$11,614
3/31/2025	$12,214	$12,082	$11,619
4/30/2025	$12,143	$12,007	$11,665
5/31/2025	$12,155	$12,075	$11,581
6/30/2025	$12,252	$12,166	$11,759
7/31/2025	$12,241	$12,196	$11,728
8/31/2025	$12,340	$12,299	$11,868
9/30/2025	$12,587	$12,481	$11,998

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class I at NAV	2.24%	1.27%	2.33%
Bloomberg 1-15 Year Municipal Bond Index	2.61%	1.15%	2.24%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.84%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in?

(as of September 30, 2025)

Key Fund Statistics

 (as of September 30, 2025)

Total Net Assets	$5,187,149,373
# of Portfolio Holdings	898
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$19,313,394
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A9.39%
  A-5.65%
  A+14.53%
  AA13.73%
  AA-8.96%
  AA+10.37%
  AAA5.43%
  B0.34%
  B-0.46%
  B+0.45%
  BB1.06%
  BB-1.02%
  BB+3.34%
  BBB6.72%
  BBB-4.37%
  BBB+5.05%
  NR9.13%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class I

LAIIX

Lord Abbett Intermediate Tax Free Fund

Annual Shareholder Report

September 30, 2025

lordabbett.com/FundDocuments

TSR-A-3326-I

11/25

Class A

LANSX

Lord Abbett National Tax Free Fund

Annual Shareholder Report

September 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett National Tax Free Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$80	0.80%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2025, the Fund returned -0.11%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 1.39% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% over the same period. The Fund's use of derivatives, which are generally used for hedging, non-hedging, and duration management purposes, contributed to relative performance for the period.

The municipal yield curve steepened over the one-year period, with shorter maturities experiencing a fall in rates while yields moved higher in longer maturities. Positive factors for the municipal market included healthy demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Also supporting the market was the start of interest rate cuts by the U.S. Federal Reserve towards the end of the period. Negative factors included periods of rate volatility, uncertainty driven by the current administration’s fiscal policies and a continued increase in municipal bond supply after an above-average year of issuance in the prior year. Against this backdrop, municipal bonds delivered modest returns.

Top contributors to the Fund’s performance: Security selection within the Health Care, Transportation, and Special Tax sectors contributed to relative performance.

Top detractors from the Fund’s performance: The Fund’s longer duration positioning and overweight longer maturity bonds relative to the Bloomberg Municipal Bond Index detracted from relative performance over the period as rates on the long end rose amid a steepening of the yield curve. An overweight allocation to non-investment grade bonds detracted from relative performance. An overweight allocation to Variable Rate Demand Notes along with the Tobacco and Education sectors as well as an underweight to Local General Obligation Bonds detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	Bloomberg Municipal Bond Index	Lipper General Municipal Debt Funds Average	Bloomberg U.S. Aggregate Bond Index
9/30/2015	$9,774	$10,000	$10,000	$10,000
10/31/2015	$9,838	$10,040	$10,048	$10,002
11/30/2015	$9,877	$10,080	$10,095	$9,975
12/31/2015	$9,959	$10,151	$10,172	$9,943
1/31/2016	$10,094	$10,272	$10,266	$10,080
2/29/2016	$10,116	$10,288	$10,268	$10,151
3/31/2016	$10,173	$10,320	$10,326	$10,244
4/30/2016	$10,256	$10,396	$10,407	$10,284
5/31/2016	$10,312	$10,424	$10,450	$10,286
6/30/2016	$10,529	$10,590	$10,618	$10,471
7/31/2016	$10,531	$10,597	$10,610	$10,537
8/31/2016	$10,559	$10,611	$10,634	$10,525
9/30/2016	$10,524	$10,558	$10,587	$10,519
10/31/2016	$10,390	$10,447	$10,482	$10,439
11/30/2016	$9,931	$10,058	$10,094	$10,192
12/31/2016	$9,995	$10,176	$10,187	$10,206
1/31/2017	$10,078	$10,243	$10,232	$10,226
2/28/2017	$10,153	$10,314	$10,297	$10,295
3/31/2017	$10,182	$10,336	$10,325	$10,290
4/30/2017	$10,266	$10,411	$10,399	$10,369
5/31/2017	$10,414	$10,577	$10,546	$10,449
6/30/2017	$10,396	$10,539	$10,523	$10,438
7/31/2017	$10,478	$10,624	$10,590	$10,483
8/31/2017	$10,598	$10,705	$10,675	$10,577
9/30/2017	$10,570	$10,650	$10,644	$10,527
10/31/2017	$10,589	$10,676	$10,658	$10,533
11/30/2017	$10,571	$10,619	$10,629	$10,519
12/31/2017	$10,702	$10,730	$10,737	$10,568
1/31/2018	$10,589	$10,604	$10,627	$10,446
2/28/2018	$10,525	$10,572	$10,585	$10,347
3/31/2018	$10,581	$10,611	$10,627	$10,413
4/30/2018	$10,544	$10,573	$10,597	$10,336
5/31/2018	$10,686	$10,694	$10,716	$10,410
6/30/2018	$10,706	$10,703	$10,725	$10,397
7/31/2018	$10,735	$10,729	$10,746	$10,399
8/31/2018	$10,754	$10,757	$10,763	$10,466
9/30/2018	$10,678	$10,687	$10,701	$10,399
10/31/2018	$10,574	$10,622	$10,616	$10,317
11/30/2018	$10,672	$10,739	$10,704	$10,378
12/31/2018	$10,779	$10,868	$10,811	$10,569
1/31/2019	$10,848	$10,950	$10,879	$10,681
2/28/2019	$10,938	$11,009	$10,945	$10,675
3/31/2019	$11,163	$11,182	$11,129	$10,880
4/30/2019	$11,233	$11,224	$11,178	$10,883
5/31/2019	$11,419	$11,379	$11,339	$11,076
6/30/2019	$11,479	$11,421	$11,383	$11,215
7/31/2019	$11,567	$11,513	$11,462	$11,240
8/31/2019	$11,804	$11,695	$11,658	$11,531
9/30/2019	$11,714	$11,601	$11,578	$11,470
10/31/2019	$11,713	$11,622	$11,580	$11,504
11/30/2019	$11,742	$11,651	$11,613	$11,498
12/31/2019	$11,790	$11,687	$11,637	$11,490
1/31/2020	$12,048	$11,897	$11,852	$11,711
2/29/2020	$12,297	$12,050	$12,032	$11,922
3/31/2020	$11,391	$11,613	$11,417	$11,852
4/30/2020	$11,097	$11,467	$11,196	$12,063
5/31/2020	$11,479	$11,832	$11,544	$12,119
6/30/2020	$11,771	$11,929	$11,727	$12,195
7/31/2020	$12,032	$12,130	$11,942	$12,377
8/31/2020	$11,998	$12,073	$11,907	$12,277
9/30/2020	$11,955	$12,076	$11,892	$12,271
10/31/2020	$11,921	$12,040	$11,862	$12,216
11/30/2020	$12,195	$12,221	$12,077	$12,336
12/31/2020	$12,355	$12,296	$12,190	$12,353
1/31/2021	$12,538	$12,374	$12,296	$12,264
2/28/2021	$12,287	$12,177	$12,101	$12,087
3/31/2021	$12,386	$12,253	$12,180	$11,936
4/30/2021	$12,557	$12,355	$12,303	$12,030
5/31/2021	$12,658	$12,392	$12,383	$12,070
6/30/2021	$12,747	$12,426	$12,437	$12,155
7/31/2021	$12,866	$12,529	$12,532	$12,290
8/31/2021	$12,787	$12,483	$12,481	$12,267
9/30/2021	$12,644	$12,393	$12,373	$12,161
10/31/2021	$12,606	$12,357	$12,351	$12,157
11/30/2021	$12,769	$12,462	$12,464	$12,193
12/31/2021	$12,804	$12,482	$12,483	$12,162
1/31/2022	$12,365	$12,141	$12,146	$11,900
2/28/2022	$12,233	$12,097	$12,063	$11,767
3/31/2022	$11,749	$11,705	$11,670	$11,441
4/30/2022	$11,287	$11,381	$11,302	$11,006
5/31/2022	$11,441	$11,550	$11,444	$11,077
6/30/2022	$11,074	$11,361	$11,177	$10,904
7/31/2022	$11,433	$11,661	$11,487	$11,170
8/31/2022	$11,128	$11,406	$11,209	$10,854
9/30/2022	$10,587	$10,968	$10,745	$10,385
10/31/2022	$10,411	$10,877	$10,617	$10,251
11/30/2022	$11,045	$11,386	$11,151	$10,628
12/31/2022	$11,021	$11,418	$11,135	$10,580
1/31/2023	$11,431	$11,746	$11,492	$10,905
2/28/2023	$11,146	$11,480	$11,219	$10,623
3/31/2023	$11,363	$11,735	$11,430	$10,893
4/30/2023	$11,405	$11,708	$11,435	$10,959
5/31/2023	$11,326	$11,607	$11,354	$10,840
6/30/2023	$11,449	$11,723	$11,455	$10,801
7/31/2023	$11,492	$11,770	$11,487	$10,794
8/31/2023	$11,325	$11,600	$11,339	$10,725
9/30/2023	$10,969	$11,260	$11,008	$10,452
10/31/2023	$10,747	$11,164	$10,840	$10,287
11/30/2023	$11,507	$11,873	$11,556	$10,753
12/31/2023	$11,844	$12,149	$11,857	$11,165
1/31/2024	$11,845	$12,087	$11,849	$11,134
2/29/2024	$11,881	$12,102	$11,866	$10,977
3/31/2024	$11,893	$12,102	$11,882	$11,078
4/30/2024	$11,747	$11,952	$11,743	$10,798
5/31/2024	$11,782	$11,917	$11,752	$10,981
6/30/2024	$11,988	$12,100	$11,951	$11,086
7/31/2024	$12,081	$12,210	$12,056	$11,344
8/31/2024	$12,175	$12,306	$12,143	$11,507
9/30/2024	$12,349	$12,428	$12,276	$11,662
10/31/2024	$12,166	$12,247	$12,101	$11,372
11/30/2024	$12,376	$12,458	$12,300	$11,493
12/31/2024	$12,192	$12,277	$12,124	$11,304
1/31/2025	$12,198	$12,338	$12,159	$11,364
2/28/2025	$12,317	$12,461	$12,289	$11,614
3/31/2025	$12,097	$12,250	$12,071	$11,619
4/30/2025	$11,971	$12,151	$11,981	$11,665
5/31/2025	$11,891	$12,159	$11,931	$11,581
6/30/2025	$11,965	$12,234	$12,008	$11,759
7/31/2025	$11,874	$12,210	$11,937	$11,728
8/31/2025	$11,950	$12,316	$12,037	$11,868
9/30/2025	$12,336	$12,601	$12,356	$11,998

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A at NAV	(0.11%)	0.63%	2.36%
Class A with sales charge	(2.39%)	0.17%	2.12%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.34%
Lipper General Municipal Debt Funds Average	0.65%	0.77%	2.14%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.84%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in?

(as of September 30, 2025)

Key Fund Statistics

 (as of September 30, 2025)

Total Net Assets	$4,804,390,749
# of Portfolio Holdings	707
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$17,786,662
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A9.82%
  A-6.37%
  A+14.09%
  AA13.59%
  AA-7.25%
  AA+7.17%
  AAA2.58%
  B0.35%
  B-0.46%
  B+0.32%
  BB0.97%
  BB-0.73%
  BB+3.59%
  BBB7.30%
  BBB-10.23%
  BBB+6.97%
  CCC+0.38%
  NR7.83%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class A

LANSX

Lord Abbett National Tax Free Fund

Annual Shareholder Report

September 30, 2025

lordabbett.com/FundDocuments

TSR-A-6-A

11/25

Class C

LTNSX

Lord Abbett National Tax Free Fund

Annual Shareholder Report

September 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett National Tax Free Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$141	1.42%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2025, the Fund returned -0.72%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 1.39% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% over the same period. The Fund's use of derivatives, which are generally used for hedging, non-hedging, and duration management purposes, contributed to relative performance for the period.

The municipal yield curve steepened over the one-year period, with shorter maturities experiencing a fall in rates while yields moved higher in longer maturities. Positive factors for the municipal market included healthy demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Also supporting the market was the start of interest rate cuts by the U.S. Federal Reserve towards the end of the period. Negative factors included periods of rate volatility, uncertainty driven by the current administration’s fiscal policies and a continued increase in municipal bond supply after an above-average year of issuance in the prior year. Against this backdrop, municipal bonds delivered modest returns.

Top contributors to the Fund’s performance: Security selection within the Health Care, Transportation, and Special Tax sectors contributed to relative performance.

Top detractors from the Fund’s performance: The Fund’s longer duration positioning and overweight longer maturity bonds relative to the Bloomberg Municipal Bond Index detracted from relative performance over the period as rates on the long end rose amid a steepening of the yield curve. An overweight allocation to non-investment grade bonds detracted from relative performance. An overweight allocation to Variable Rate Demand Notes along with the Tobacco and Education sectors as well as an underweight to Local General Obligation Bonds detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class C with load	Bloomberg Municipal Bond Index	Lipper General Municipal Debt Funds Average	Bloomberg U.S. Aggregate Bond Index
9/30/2015	$10,000	$10,000	$10,000	$10,000
10/31/2015	$10,051	$10,040	$10,048	$10,002
11/30/2015	$10,086	$10,080	$10,095	$9,975
12/31/2015	$10,174	$10,151	$10,172	$9,943
1/31/2016	$10,297	$10,272	$10,266	$10,080
2/29/2016	$10,323	$10,288	$10,268	$10,151
3/31/2016	$10,366	$10,320	$10,326	$10,244
4/30/2016	$10,446	$10,396	$10,407	$10,284
5/31/2016	$10,507	$10,424	$10,450	$10,286
6/30/2016	$10,713	$10,590	$10,618	$10,471
7/31/2016	$10,718	$10,597	$10,610	$10,537
8/31/2016	$10,741	$10,611	$10,634	$10,525
9/30/2016	$10,691	$10,558	$10,587	$10,519
10/31/2016	$10,559	$10,447	$10,482	$10,439
11/30/2016	$10,078	$10,058	$10,094	$10,192
12/31/2016	$10,138	$10,176	$10,187	$10,206
1/31/2017	$10,217	$10,243	$10,232	$10,226
2/28/2017	$10,297	$10,314	$10,297	$10,295
3/31/2017	$10,312	$10,336	$10,325	$10,290
4/30/2017	$10,391	$10,411	$10,399	$10,369
5/31/2017	$10,535	$10,577	$10,546	$10,449
6/30/2017	$10,511	$10,539	$10,523	$10,438
7/31/2017	$10,599	$10,624	$10,590	$10,483
8/31/2017	$10,705	$10,705	$10,675	$10,577
9/30/2017	$10,671	$10,650	$10,644	$10,527
10/31/2017	$10,684	$10,676	$10,658	$10,533
11/30/2017	$10,670	$10,619	$10,629	$10,519
12/31/2017	$10,787	$10,730	$10,737	$10,568
1/31/2018	$10,668	$10,604	$10,627	$10,446
2/28/2018	$10,598	$10,572	$10,585	$10,347
3/31/2018	$10,650	$10,611	$10,627	$10,413
4/30/2018	$10,607	$10,573	$10,597	$10,336
5/31/2018	$10,744	$10,694	$10,716	$10,410
6/30/2018	$10,768	$10,703	$10,725	$10,397
7/31/2018	$10,782	$10,729	$10,746	$10,399
8/31/2018	$10,805	$10,757	$10,763	$10,466
9/30/2018	$10,724	$10,687	$10,701	$10,399
10/31/2018	$10,604	$10,622	$10,616	$10,317
11/30/2018	$10,696	$10,739	$10,704	$10,378
12/31/2018	$10,808	$10,868	$10,811	$10,569
1/31/2019	$10,872	$10,950	$10,879	$10,681
2/28/2019	$10,947	$11,009	$10,945	$10,675
3/31/2019	$11,166	$11,182	$11,129	$10,880
4/30/2019	$11,230	$11,224	$11,178	$10,883
5/31/2019	$11,410	$11,379	$11,339	$11,076
6/30/2019	$11,464	$11,421	$11,383	$11,215
7/31/2019	$11,546	$11,513	$11,462	$11,240
8/31/2019	$11,786	$11,695	$11,658	$11,531
9/30/2019	$11,690	$11,601	$11,578	$11,470
10/31/2019	$11,683	$11,622	$11,580	$11,504
11/30/2019	$11,696	$11,651	$11,613	$11,498
12/31/2019	$11,738	$11,687	$11,637	$11,490
1/31/2020	$11,988	$11,897	$11,852	$11,711
2/29/2020	$12,230	$12,050	$12,032	$11,922
3/31/2020	$11,333	$11,613	$11,417	$11,852
4/30/2020	$11,025	$11,467	$11,196	$12,063
5/31/2020	$11,408	$11,832	$11,544	$12,119
6/30/2020	$11,681	$11,929	$11,727	$12,195
7/31/2020	$11,934	$12,130	$11,942	$12,377
8/31/2020	$11,894	$12,073	$11,907	$12,277
9/30/2020	$11,844	$12,076	$11,892	$12,271
10/31/2020	$11,804	$12,040	$11,862	$12,216
11/30/2020	$12,068	$12,221	$12,077	$12,336
12/31/2020	$12,231	$12,296	$12,190	$12,353
1/31/2021	$12,394	$12,374	$12,296	$12,264
2/28/2021	$12,140	$12,177	$12,101	$12,087
3/31/2021	$12,230	$12,253	$12,180	$11,936
4/30/2021	$12,393	$12,355	$12,303	$12,030
5/31/2021	$12,486	$12,392	$12,383	$12,070
6/30/2021	$12,567	$12,426	$12,437	$12,155
7/31/2021	$12,677	$12,529	$12,532	$12,290
8/31/2021	$12,592	$12,483	$12,481	$12,267
9/30/2021	$12,456	$12,393	$12,373	$12,161
10/31/2021	$12,411	$12,357	$12,351	$12,157
11/30/2021	$12,554	$12,462	$12,464	$12,193
12/31/2021	$12,582	$12,482	$12,483	$12,162
1/31/2022	$12,144	$12,141	$12,146	$11,900
2/28/2022	$12,019	$12,097	$12,063	$11,767
3/31/2022	$11,538	$11,705	$11,670	$11,441
4/30/2022	$11,069	$11,381	$11,302	$11,006
5/31/2022	$11,214	$11,550	$11,444	$11,077
6/30/2022	$10,849	$11,361	$11,177	$10,904
7/31/2022	$11,194	$11,661	$11,487	$11,170
8/31/2022	$10,890	$11,406	$11,209	$10,854
9/30/2022	$10,356	$10,968	$10,745	$10,385
10/31/2022	$10,178	$10,877	$10,617	$10,251
11/30/2022	$10,792	$11,386	$11,151	$10,628
12/31/2022	$10,763	$11,418	$11,135	$10,580
1/31/2023	$11,156	$11,746	$11,492	$10,905
2/28/2023	$10,874	$11,480	$11,219	$10,623
3/31/2023	$11,079	$11,735	$11,430	$10,893
4/30/2023	$11,114	$11,708	$11,435	$10,959
5/31/2023	$11,032	$11,607	$11,354	$10,840
6/30/2023	$11,145	$11,723	$11,455	$10,801
7/31/2023	$11,182	$11,770	$11,487	$10,794
8/31/2023	$11,014	$11,600	$11,339	$10,725
9/30/2023	$10,663	$11,260	$11,008	$10,452
10/31/2023	$10,441	$11,164	$10,840	$10,287
11/30/2023	$11,174	$11,873	$11,556	$10,753
12/31/2023	$11,494	$12,149	$11,857	$11,165
1/31/2024	$11,489	$12,087	$11,849	$11,134
2/29/2024	$11,519	$12,102	$11,866	$10,977
3/31/2024	$11,524	$12,102	$11,882	$11,078
4/30/2024	$11,377	$11,952	$11,743	$10,798
5/31/2024	$11,405	$11,917	$11,752	$10,981
6/30/2024	$11,599	$12,100	$11,951	$11,086
7/31/2024	$11,683	$12,210	$12,056	$11,344
8/31/2024	$11,767	$12,306	$12,143	$11,507
9/30/2024	$11,930	$12,428	$12,276	$11,662
10/31/2024	$11,747	$12,247	$12,101	$11,372
11/30/2024	$11,944	$12,458	$12,300	$11,493
12/31/2024	$11,760	$12,277	$12,124	$11,304
1/31/2025	$11,760	$12,338	$12,159	$11,364
2/28/2025	$11,869	$12,461	$12,289	$11,614
3/31/2025	$11,651	$12,250	$12,071	$11,619
4/30/2025	$11,524	$12,151	$11,981	$11,665
5/31/2025	$11,441	$12,159	$11,931	$11,581
6/30/2025	$11,506	$12,234	$12,008	$11,759
7/31/2025	$11,413	$12,210	$11,937	$11,728
8/31/2025	$11,480	$12,316	$12,037	$11,868
9/30/2025	$11,845	$12,601	$12,356	$11,998

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C at NAV	(0.72%)	0.00%	1.71%
Class C with sales charge	(1.68%)	0.00%	1.71%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.34%
Lipper General Municipal Debt Funds Average	0.65%	0.77%	2.14%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.84%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in?

(as of September 30, 2025)

Key Fund Statistics

 (as of September 30, 2025)

Total Net Assets	$4,804,390,749
# of Portfolio Holdings	707
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$17,786,662
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A9.82%
  A-6.37%
  A+14.09%
  AA13.59%
  AA-7.25%
  AA+7.17%
  AAA2.58%
  B0.35%
  B-0.46%
  B+0.32%
  BB0.97%
  BB-0.73%
  BB+3.59%
  BBB7.30%
  BBB-10.23%
  BBB+6.97%
  CCC+0.38%
  NR7.83%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class C

LTNSX

Lord Abbett National Tax Free Fund

Annual Shareholder Report

September 30, 2025

lordabbett.com/FundDocuments

TSR-A-669-C

11/25

Class F

LANFX

Lord Abbett National Tax Free Fund

Annual Shareholder Report

September 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett National Tax Free Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$70	0.70%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2025, the Fund returned 0.08%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 1.39% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% over the same period. The Fund's use of derivatives, which are generally used for hedging, non-hedging, and duration management purposes, contributed to relative performance for the period.

The municipal yield curve steepened over the one-year period, with shorter maturities experiencing a fall in rates while yields moved higher in longer maturities. Positive factors for the municipal market included healthy demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Also supporting the market was the start of interest rate cuts by the U.S. Federal Reserve towards the end of the period. Negative factors included periods of rate volatility, uncertainty driven by the current administration’s fiscal policies and a continued increase in municipal bond supply after an above-average year of issuance in the prior year. Against this backdrop, municipal bonds delivered modest returns.

Top contributors to the Fund’s performance: Security selection within the Health Care, Transportation, and Special Tax sectors contributed to relative performance.

Top detractors from the Fund’s performance: The Fund’s longer duration positioning and overweight longer maturity bonds relative to the Bloomberg Municipal Bond Index detracted from relative performance over the period as rates on the long end rose amid a steepening of the yield curve. An overweight allocation to non-investment grade bonds detracted from relative performance. An overweight allocation to Variable Rate Demand Notes along with the Tobacco and Education sectors as well as an underweight to Local General Obligation Bonds detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class F	Bloomberg Municipal Bond Index	Lipper General Municipal Debt Funds Average	Bloomberg U.S. Aggregate Bond Index
9/30/2015	$10,000	$10,000	$10,000	$10,000
10/31/2015	$10,066	$10,040	$10,048	$10,002
11/30/2015	$10,107	$10,080	$10,095	$9,975
12/31/2015	$10,201	$10,151	$10,172	$9,943
1/31/2016	$10,331	$10,272	$10,266	$10,080
2/29/2016	$10,354	$10,288	$10,268	$10,151
3/31/2016	$10,413	$10,320	$10,326	$10,244
4/30/2016	$10,499	$10,396	$10,407	$10,284
5/31/2016	$10,558	$10,424	$10,450	$10,286
6/30/2016	$10,781	$10,590	$10,618	$10,471
7/31/2016	$10,792	$10,597	$10,610	$10,537
8/31/2016	$10,822	$10,611	$10,634	$10,525
9/30/2016	$10,778	$10,558	$10,587	$10,519
10/31/2016	$10,651	$10,447	$10,482	$10,439
11/30/2016	$10,171	$10,058	$10,094	$10,192
12/31/2016	$10,238	$10,176	$10,187	$10,206
1/31/2017	$10,324	$10,243	$10,232	$10,226
2/28/2017	$10,401	$10,314	$10,297	$10,295
3/31/2017	$10,432	$10,336	$10,325	$10,290
4/30/2017	$10,519	$10,411	$10,399	$10,369
5/31/2017	$10,671	$10,577	$10,546	$10,449
6/30/2017	$10,653	$10,539	$10,523	$10,438
7/31/2017	$10,739	$10,624	$10,590	$10,483
8/31/2017	$10,863	$10,705	$10,675	$10,577
9/30/2017	$10,835	$10,650	$10,644	$10,527
10/31/2017	$10,855	$10,676	$10,658	$10,533
11/30/2017	$10,847	$10,619	$10,629	$10,519
12/31/2017	$10,973	$10,730	$10,737	$10,568
1/31/2018	$10,858	$10,604	$10,627	$10,446
2/28/2018	$10,793	$10,572	$10,585	$10,347
3/31/2018	$10,852	$10,611	$10,627	$10,413
4/30/2018	$10,814	$10,573	$10,597	$10,336
5/31/2018	$10,961	$10,694	$10,716	$10,410
6/30/2018	$10,992	$10,703	$10,725	$10,397
7/31/2018	$11,013	$10,729	$10,746	$10,399
8/31/2018	$11,043	$10,757	$10,763	$10,466
9/30/2018	$10,956	$10,687	$10,701	$10,399
10/31/2018	$10,850	$10,622	$10,616	$10,317
11/30/2018	$10,951	$10,739	$10,704	$10,378
12/31/2018	$11,072	$10,868	$10,811	$10,569
1/31/2019	$11,144	$10,950	$10,879	$10,681
2/28/2019	$11,227	$11,009	$10,945	$10,675
3/31/2019	$11,459	$11,182	$11,129	$10,880
4/30/2019	$11,531	$11,224	$11,178	$10,883
5/31/2019	$11,724	$11,379	$11,339	$11,076
6/30/2019	$11,786	$11,421	$11,383	$11,215
7/31/2019	$11,878	$11,513	$11,462	$11,240
8/31/2019	$12,122	$11,695	$11,658	$11,531
9/30/2019	$12,030	$11,601	$11,578	$11,470
10/31/2019	$12,041	$11,622	$11,580	$11,504
11/30/2019	$12,061	$11,651	$11,613	$11,498
12/31/2019	$12,112	$11,687	$11,637	$11,490
1/31/2020	$12,378	$11,897	$11,852	$11,711
2/29/2020	$12,635	$12,050	$12,032	$11,922
3/31/2020	$11,704	$11,613	$11,417	$11,852
4/30/2020	$11,403	$11,467	$11,196	$12,063
5/31/2020	$11,807	$11,832	$11,544	$12,119
6/30/2020	$12,097	$11,929	$11,727	$12,195
7/31/2020	$12,367	$12,130	$11,942	$12,377
8/31/2020	$12,333	$12,073	$11,907	$12,277
9/30/2020	$12,289	$12,076	$11,892	$12,271
10/31/2020	$12,255	$12,040	$11,862	$12,216
11/30/2020	$12,538	$12,221	$12,077	$12,336
12/31/2020	$12,715	$12,296	$12,190	$12,353
1/31/2021	$12,893	$12,374	$12,296	$12,264
2/28/2021	$12,636	$12,177	$12,101	$12,087
3/31/2021	$12,739	$12,253	$12,180	$11,936
4/30/2021	$12,916	$12,355	$12,303	$12,030
5/31/2021	$13,022	$12,392	$12,383	$12,070
6/30/2021	$13,114	$12,426	$12,437	$12,155
7/31/2021	$13,237	$12,529	$12,532	$12,290
8/31/2021	$13,157	$12,483	$12,481	$12,267
9/30/2021	$13,011	$12,393	$12,373	$12,161
10/31/2021	$12,973	$12,357	$12,351	$12,157
11/30/2021	$13,141	$12,462	$12,464	$12,193
12/31/2021	$13,179	$12,482	$12,483	$12,162
1/31/2022	$12,728	$12,141	$12,146	$11,900
2/28/2022	$12,592	$12,097	$12,063	$11,767
3/31/2022	$12,106	$11,705	$11,670	$11,441
4/30/2022	$11,620	$11,381	$11,302	$11,006
5/31/2022	$11,769	$11,550	$11,444	$11,077
6/30/2022	$11,402	$11,361	$11,177	$10,904
7/31/2022	$11,773	$11,661	$11,487	$11,170
8/31/2022	$11,460	$11,406	$11,209	$10,854
9/30/2022	$10,903	$10,968	$10,745	$10,385
10/31/2022	$10,723	$10,877	$10,617	$10,251
11/30/2022	$11,377	$11,386	$11,151	$10,628
12/31/2022	$11,353	$11,418	$11,135	$10,580
1/31/2023	$11,776	$11,746	$11,492	$10,905
2/28/2023	$11,484	$11,480	$11,219	$10,623
3/31/2023	$11,708	$11,735	$11,430	$10,893
4/30/2023	$11,742	$11,708	$11,435	$10,959
5/31/2023	$11,673	$11,607	$11,354	$10,840
6/30/2023	$11,800	$11,723	$11,455	$10,801
7/31/2023	$11,846	$11,770	$11,487	$10,794
8/31/2023	$11,674	$11,600	$11,339	$10,725
9/30/2023	$11,308	$11,260	$11,008	$10,452
10/31/2023	$11,079	$11,164	$10,840	$10,287
11/30/2023	$11,865	$11,873	$11,556	$10,753
12/31/2023	$12,214	$12,149	$11,857	$11,165
1/31/2024	$12,215	$12,087	$11,849	$11,134
2/29/2024	$12,242	$12,102	$11,866	$10,977
3/31/2024	$12,267	$12,102	$11,882	$11,078
4/30/2024	$12,117	$11,952	$11,743	$10,798
5/31/2024	$12,154	$11,917	$11,752	$10,981
6/30/2024	$12,368	$12,100	$11,951	$11,086
7/31/2024	$12,465	$12,210	$12,056	$11,344
8/31/2024	$12,563	$12,306	$12,143	$11,507
9/30/2024	$12,733	$12,428	$12,276	$11,662
10/31/2024	$12,556	$12,247	$12,101	$11,372
11/30/2024	$12,774	$12,458	$12,300	$11,493
12/31/2024	$12,573	$12,277	$12,124	$11,304
1/31/2025	$12,592	$12,338	$12,159	$11,364
2/28/2025	$12,716	$12,461	$12,289	$11,614
3/31/2025	$12,490	$12,250	$12,071	$11,619
4/30/2025	$12,360	$12,151	$11,981	$11,665
5/31/2025	$12,279	$12,159	$11,931	$11,581
6/30/2025	$12,357	$12,234	$12,008	$11,759
7/31/2025	$12,251	$12,210	$11,937	$11,728
8/31/2025	$12,343	$12,316	$12,037	$11,868
9/30/2025	$12,743	$12,601	$12,356	$11,998

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class F at NAV	0.08%	0.73%	2.45%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.34%
Lipper General Municipal Debt Funds Average	0.65%	0.77%	2.14%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.84%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in?

(as of September 30, 2025)

Key Fund Statistics

 (as of September 30, 2025)

Total Net Assets	$4,804,390,749
# of Portfolio Holdings	707
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$17,786,662
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A9.82%
  A-6.37%
  A+14.09%
  AA13.59%
  AA-7.25%
  AA+7.17%
  AAA2.58%
  B0.35%
  B-0.46%
  B+0.32%
  BB0.97%
  BB-0.73%
  BB+3.59%
  BBB7.30%
  BBB-10.23%
  BBB+6.97%
  CCC+0.38%
  NR7.83%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F

LANFX

Lord Abbett National Tax Free Fund

Annual Shareholder Report

September 30, 2025

lordabbett.com/FundDocuments

TSR-A-1034-F

11/25

Class F3

LONSX

Lord Abbett National Tax Free Fund

Annual Shareholder Report

September 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett National Tax Free Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$55	0.55%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2025, the Fund returned 0.14%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 1.39% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% over the same period. The Fund's use of derivatives, which are generally used for hedging, non-hedging, and duration management purposes, contributed to relative performance for the period.

The municipal yield curve steepened over the one-year period, with shorter maturities experiencing a fall in rates while yields moved higher in longer maturities. Positive factors for the municipal market included healthy demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Also supporting the market was the start of interest rate cuts by the U.S. Federal Reserve towards the end of the period. Negative factors included periods of rate volatility, uncertainty driven by the current administration’s fiscal policies and a continued increase in municipal bond supply after an above-average year of issuance in the prior year. Against this backdrop, municipal bonds delivered modest returns.

Top contributors to the Fund’s performance: Security selection within the Health Care, Transportation, and Special Tax sectors contributed to relative performance.

Top detractors from the Fund’s performance: The Fund’s longer duration positioning and overweight longer maturity bonds relative to the Bloomberg Municipal Bond Index detracted from relative performance over the period as rates on the long end rose amid a steepening of the yield curve. An overweight allocation to non-investment grade bonds detracted from relative performance. An overweight allocation to Variable Rate Demand Notes along with the Tobacco and Education sectors as well as an underweight to Local General Obligation Bonds detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class F3	Bloomberg Municipal Bond Index	Lipper General Municipal Debt Funds Average	Bloomberg U.S. Aggregate Bond Index
4/4/2017	$10,000	$10,000	$10,000	$10,000
4/30/2017	$10,072	$10,060	$10,054	$10,051
5/31/2017	$10,219	$10,219	$10,196	$10,128
6/30/2017	$10,203	$10,183	$10,174	$10,118
7/31/2017	$10,295	$10,265	$10,239	$10,162
8/31/2017	$10,406	$10,343	$10,321	$10,253
9/30/2017	$10,380	$10,291	$10,291	$10,204
10/31/2017	$10,400	$10,316	$10,304	$10,210
11/30/2017	$10,393	$10,260	$10,277	$10,197
12/31/2017	$10,524	$10,368	$10,381	$10,244
1/31/2018	$10,406	$10,246	$10,275	$10,126
2/28/2018	$10,354	$10,215	$10,234	$10,030
3/31/2018	$10,402	$10,253	$10,275	$10,094
4/30/2018	$10,376	$10,216	$10,246	$10,019
5/31/2018	$10,519	$10,333	$10,361	$10,091
6/30/2018	$10,540	$10,342	$10,369	$10,078
7/31/2018	$10,561	$10,367	$10,390	$10,080
8/31/2018	$10,592	$10,394	$10,406	$10,145
9/30/2018	$10,519	$10,326	$10,346	$10,080
10/31/2018	$10,418	$10,263	$10,264	$10,000
11/30/2018	$10,507	$10,376	$10,350	$10,060
12/31/2018	$10,625	$10,501	$10,452	$10,245
1/31/2019	$10,695	$10,580	$10,518	$10,354
2/28/2019	$10,786	$10,637	$10,582	$10,348
3/31/2019	$11,000	$10,805	$10,760	$10,546
4/30/2019	$11,070	$10,845	$10,807	$10,549
5/31/2019	$11,266	$10,995	$10,963	$10,736
6/30/2019	$11,317	$11,035	$11,005	$10,871
7/31/2019	$11,407	$11,124	$11,081	$10,895
8/31/2019	$11,652	$11,300	$11,272	$11,177
9/30/2019	$11,566	$11,209	$11,195	$11,118
10/31/2019	$11,567	$11,229	$11,196	$11,151
11/30/2019	$11,597	$11,257	$11,228	$11,146
12/31/2019	$11,637	$11,292	$11,251	$11,138
1/31/2020	$11,894	$11,495	$11,459	$11,352
2/29/2020	$12,143	$11,643	$11,633	$11,557
3/31/2020	$11,259	$11,221	$11,038	$11,489
4/30/2020	$10,961	$11,080	$10,824	$11,693
5/31/2020	$11,350	$11,432	$11,162	$11,747
6/30/2020	$11,631	$11,526	$11,338	$11,821
7/31/2020	$11,892	$11,720	$11,546	$11,998
8/31/2020	$11,860	$11,665	$11,512	$11,901
9/30/2020	$11,820	$11,668	$11,498	$11,894
10/31/2020	$11,798	$11,633	$11,469	$11,841
11/30/2020	$12,061	$11,808	$11,677	$11,958
12/31/2020	$12,233	$11,880	$11,786	$11,974
1/31/2021	$12,406	$11,956	$11,888	$11,888
2/28/2021	$12,160	$11,766	$11,699	$11,716
3/31/2021	$12,260	$11,839	$11,776	$11,570
4/30/2021	$12,432	$11,938	$11,895	$11,662
5/31/2021	$12,535	$11,974	$11,973	$11,700
6/30/2021	$12,625	$12,007	$12,024	$11,782
7/31/2021	$12,756	$12,106	$12,117	$11,914
8/31/2021	$12,680	$12,062	$12,067	$11,891
9/30/2021	$12,541	$11,975	$11,962	$11,788
10/31/2021	$12,506	$11,940	$11,942	$11,785
11/30/2021	$12,669	$12,041	$12,051	$11,820
12/31/2021	$12,696	$12,061	$12,069	$11,789
1/31/2022	$12,274	$11,731	$11,743	$11,535
2/28/2022	$12,144	$11,688	$11,663	$11,407
3/31/2022	$11,667	$11,310	$11,283	$11,090
4/30/2022	$11,211	$10,997	$10,927	$10,669
5/31/2022	$11,355	$11,160	$11,065	$10,738
6/30/2022	$10,993	$10,977	$10,806	$10,569
7/31/2022	$11,352	$11,267	$11,106	$10,828
8/31/2022	$11,051	$11,020	$10,837	$10,522
9/30/2022	$10,526	$10,597	$10,389	$10,067
10/31/2022	$10,353	$10,509	$10,265	$9,937
11/30/2022	$10,976	$11,001	$10,781	$10,302
12/31/2022	$10,953	$11,032	$10,766	$10,256
1/31/2023	$11,363	$11,349	$11,111	$10,571
2/28/2023	$11,093	$11,093	$10,847	$10,298
3/31/2023	$11,311	$11,339	$11,051	$10,559
4/30/2023	$11,344	$11,313	$11,056	$10,623
5/31/2023	$11,268	$11,215	$10,978	$10,508
6/30/2023	$11,403	$11,327	$11,075	$10,470
7/31/2023	$11,437	$11,372	$11,106	$10,463
8/31/2023	$11,274	$11,208	$10,963	$10,396
9/30/2023	$10,921	$10,880	$10,642	$10,132
10/31/2023	$10,713	$10,787	$10,480	$9,972
11/30/2023	$11,473	$11,472	$11,173	$10,424
12/31/2023	$11,811	$11,739	$11,464	$10,823
1/31/2024	$11,814	$11,679	$11,456	$10,793
2/29/2024	$11,841	$11,694	$11,472	$10,640
3/31/2024	$11,855	$11,693	$11,488	$10,739
4/30/2024	$11,724	$11,548	$11,354	$10,467
5/31/2024	$11,761	$11,515	$11,362	$10,645
6/30/2024	$11,958	$11,691	$11,554	$10,746
7/31/2024	$12,065	$11,798	$11,656	$10,997
8/31/2024	$12,161	$11,891	$11,740	$11,155
9/30/2024	$12,326	$12,008	$11,869	$11,304
10/31/2024	$12,146	$11,833	$11,699	$11,024
11/30/2024	$12,358	$12,037	$11,893	$11,140
12/31/2024	$12,177	$11,862	$11,722	$10,958
1/31/2025	$12,185	$11,922	$11,756	$11,016
2/28/2025	$12,318	$12,040	$11,881	$11,258
3/31/2025	$12,089	$11,836	$11,670	$11,263
4/30/2025	$11,965	$11,741	$11,584	$11,307
5/31/2025	$11,900	$11,748	$11,536	$11,226
6/30/2025	$11,976	$11,821	$11,610	$11,399
7/31/2025	$11,876	$11,797	$11,541	$11,368
8/31/2025	$11,966	$11,900	$11,638	$11,504
9/30/2025	$12,344	$12,175	$11,946	$11,630

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	0.14%	0.87%	2.51%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.35%
Lipper General Municipal Debt Funds Average	0.65%	0.77%	2.12%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.79%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in?

(as of September 30, 2025)

Key Fund Statistics

 (as of September 30, 2025)

Total Net Assets	$4,804,390,749
# of Portfolio Holdings	707
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$17,786,662
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A9.82%
  A-6.37%
  A+14.09%
  AA13.59%
  AA-7.25%
  AA+7.17%
  AAA2.58%
  B0.35%
  B-0.46%
  B+0.32%
  BB0.97%
  BB-0.73%
  BB+3.59%
  BBB7.30%
  BBB-10.23%
  BBB+6.97%
  CCC+0.38%
  NR7.83%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F3

LONSX

Lord Abbett National Tax Free Fund

Annual Shareholder Report

September 30, 2025

lordabbett.com/FundDocuments

TSR-A-8988-F3

11/25

Class I

LTNIX

Lord Abbett National Tax Free Fund

Annual Shareholder Report

September 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett National Tax Free Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$60	0.60%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2025, the Fund returned 0.09%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 1.39% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% over the same period. The Fund's use of derivatives, which are generally used for hedging, non-hedging, and duration management purposes, contributed to relative performance for the period.

The municipal yield curve steepened over the one-year period, with shorter maturities experiencing a fall in rates while yields moved higher in longer maturities. Positive factors for the municipal market included healthy demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Also supporting the market was the start of interest rate cuts by the U.S. Federal Reserve towards the end of the period. Negative factors included periods of rate volatility, uncertainty driven by the current administration’s fiscal policies and a continued increase in municipal bond supply after an above-average year of issuance in the prior year. Against this backdrop, municipal bonds delivered modest returns.

Top contributors to the Fund’s performance: Security selection within the Health Care, Transportation, and Special Tax sectors contributed to relative performance.

Top detractors from the Fund’s performance: The Fund’s longer duration positioning and overweight longer maturity bonds relative to the Bloomberg Municipal Bond Index detracted from relative performance over the period as rates on the long end rose amid a steepening of the yield curve. An overweight allocation to non-investment grade bonds detracted from relative performance. An overweight allocation to Variable Rate Demand Notes along with the Tobacco and Education sectors as well as an underweight to Local General Obligation Bonds detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class I	Bloomberg Municipal Bond Index	Lipper General Municipal Debt Funds Average	Bloomberg U.S. Aggregate Bond Index
9/30/2015	$10,000	$10,000	$10,000	$10,000
10/31/2015	$10,058	$10,040	$10,048	$10,002
11/30/2015	$10,108	$10,080	$10,095	$9,975
12/31/2015	$10,195	$10,151	$10,172	$9,943
1/31/2016	$10,325	$10,272	$10,266	$10,080
2/29/2016	$10,358	$10,288	$10,268	$10,151
3/31/2016	$10,408	$10,320	$10,326	$10,244
4/30/2016	$10,495	$10,396	$10,407	$10,284
5/31/2016	$10,563	$10,424	$10,450	$10,286
6/30/2016	$10,777	$10,590	$10,618	$10,471
7/31/2016	$10,790	$10,597	$10,610	$10,537
8/31/2016	$10,820	$10,611	$10,634	$10,525
9/30/2016	$10,777	$10,558	$10,587	$10,519
10/31/2016	$10,650	$10,447	$10,482	$10,439
11/30/2016	$10,172	$10,058	$10,094	$10,192
12/31/2016	$10,240	$10,176	$10,187	$10,206
1/31/2017	$10,326	$10,243	$10,232	$10,226
2/28/2017	$10,414	$10,314	$10,297	$10,295
3/31/2017	$10,436	$10,336	$10,325	$10,290
4/30/2017	$10,524	$10,411	$10,399	$10,369
5/31/2017	$10,677	$10,577	$10,546	$10,449
6/30/2017	$10,660	$10,539	$10,523	$10,438
7/31/2017	$10,757	$10,624	$10,590	$10,483
8/31/2017	$10,871	$10,705	$10,675	$10,577
9/30/2017	$10,845	$10,650	$10,644	$10,527
10/31/2017	$10,866	$10,676	$10,658	$10,533
11/30/2017	$10,858	$10,619	$10,629	$10,519
12/31/2017	$10,995	$10,730	$10,737	$10,568
1/31/2018	$10,872	$10,604	$10,627	$10,446
2/28/2018	$10,816	$10,572	$10,585	$10,347
3/31/2018	$10,867	$10,611	$10,627	$10,413
4/30/2018	$10,839	$10,573	$10,597	$10,336
5/31/2018	$10,988	$10,694	$10,716	$10,410
6/30/2018	$11,010	$10,703	$10,725	$10,397
7/31/2018	$11,032	$10,729	$10,746	$10,399
8/31/2018	$11,063	$10,757	$10,763	$10,466
9/30/2018	$10,987	$10,687	$10,701	$10,399
10/31/2018	$10,881	$10,622	$10,616	$10,317
11/30/2018	$10,974	$10,739	$10,704	$10,378
12/31/2018	$11,096	$10,868	$10,811	$10,569
1/31/2019	$11,169	$10,950	$10,879	$10,681
2/28/2019	$11,263	$11,009	$10,945	$10,675
3/31/2019	$11,487	$11,182	$11,129	$10,880
4/30/2019	$11,560	$11,224	$11,178	$10,883
5/31/2019	$11,764	$11,379	$11,339	$11,076
6/30/2019	$11,817	$11,421	$11,383	$11,215
7/31/2019	$11,910	$11,513	$11,462	$11,240
8/31/2019	$12,166	$11,695	$11,658	$11,531
9/30/2019	$12,075	$11,601	$11,578	$11,470
10/31/2019	$12,076	$11,622	$11,580	$11,504
11/30/2019	$12,108	$11,651	$11,613	$11,498
12/31/2019	$12,150	$11,687	$11,637	$11,490
1/31/2020	$12,418	$11,897	$11,852	$11,711
2/29/2020	$12,677	$12,050	$12,032	$11,922
3/31/2020	$11,754	$11,613	$11,417	$11,852
4/30/2020	$11,442	$11,467	$11,196	$12,063
5/31/2020	$11,849	$11,832	$11,544	$12,119
6/30/2020	$12,141	$11,929	$11,727	$12,195
7/31/2020	$12,413	$12,130	$11,942	$12,377
8/31/2020	$12,380	$12,073	$11,907	$12,277
9/30/2020	$12,337	$12,076	$11,892	$12,271
10/31/2020	$12,315	$12,040	$11,862	$12,216
11/30/2020	$12,589	$12,221	$12,077	$12,336
12/31/2020	$12,768	$12,296	$12,190	$12,353
1/31/2021	$12,948	$12,374	$12,296	$12,264
2/28/2021	$12,691	$12,177	$12,101	$12,087
3/31/2021	$12,795	$12,253	$12,180	$11,936
4/30/2021	$12,974	$12,355	$12,303	$12,030
5/31/2021	$13,081	$12,392	$12,383	$12,070
6/30/2021	$13,175	$12,426	$12,437	$12,155
7/31/2021	$13,311	$12,529	$12,532	$12,290
8/31/2021	$13,220	$12,483	$12,481	$12,267
9/30/2021	$13,086	$12,393	$12,373	$12,161
10/31/2021	$13,049	$12,357	$12,351	$12,157
11/30/2021	$13,219	$12,462	$12,464	$12,193
12/31/2021	$13,247	$12,482	$12,483	$12,162
1/31/2022	$12,805	$12,141	$12,146	$11,900
2/28/2022	$12,670	$12,097	$12,063	$11,767
3/31/2022	$12,172	$11,705	$11,670	$11,441
4/30/2022	$11,695	$11,381	$11,302	$11,006
5/31/2022	$11,845	$11,550	$11,444	$11,077
6/30/2022	$11,467	$11,361	$11,177	$10,904
7/31/2022	$11,841	$11,661	$11,487	$11,170
8/31/2022	$11,527	$11,406	$11,209	$10,854
9/30/2022	$10,979	$10,968	$10,745	$10,385
10/31/2022	$10,798	$10,877	$10,617	$10,251
11/30/2022	$11,447	$11,386	$11,151	$10,628
12/31/2022	$11,423	$11,418	$11,135	$10,580
1/31/2023	$11,850	$11,746	$11,492	$10,905
2/28/2023	$11,568	$11,480	$11,219	$10,623
3/31/2023	$11,795	$11,735	$11,430	$10,893
4/30/2023	$11,829	$11,708	$11,435	$10,959
5/31/2023	$11,750	$11,607	$11,354	$10,840
6/30/2023	$11,890	$11,723	$11,455	$10,801
7/31/2023	$11,926	$11,770	$11,487	$10,794
8/31/2023	$11,754	$11,600	$11,339	$10,725
9/30/2023	$11,387	$11,260	$11,008	$10,452
10/31/2023	$11,157	$11,164	$10,840	$10,287
11/30/2023	$11,961	$11,873	$11,556	$10,753
12/31/2023	$12,313	$12,149	$11,857	$11,165
1/31/2024	$12,316	$12,087	$11,849	$11,134
2/29/2024	$12,343	$12,102	$11,866	$10,977
3/31/2024	$12,358	$12,102	$11,882	$11,078
4/30/2024	$12,220	$11,952	$11,743	$10,798
5/31/2024	$12,258	$11,917	$11,752	$10,981
6/30/2024	$12,463	$12,100	$11,951	$11,086
7/31/2024	$12,574	$12,210	$12,056	$11,344
8/31/2024	$12,673	$12,306	$12,143	$11,507
9/30/2024	$12,845	$12,428	$12,276	$11,662
10/31/2024	$12,657	$12,247	$12,101	$11,372
11/30/2024	$12,878	$12,458	$12,300	$11,493
12/31/2024	$12,688	$12,277	$12,124	$11,304
1/31/2025	$12,696	$12,338	$12,159	$11,364
2/28/2025	$12,835	$12,461	$12,289	$11,614
3/31/2025	$12,595	$12,250	$12,071	$11,619
4/30/2025	$12,466	$12,151	$11,981	$11,665
5/31/2025	$12,397	$12,159	$11,931	$11,581
6/30/2025	$12,476	$12,234	$12,008	$11,759
7/31/2025	$12,371	$12,210	$11,937	$11,728
8/31/2025	$12,464	$12,316	$12,037	$11,868
9/30/2025	$12,857	$12,601	$12,356	$11,998

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class I at NAV	0.09%	0.83%	2.54%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.34%
Lipper General Municipal Debt Funds Average	0.65%	0.77%	2.14%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.84%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in?

(as of September 30, 2025)

Key Fund Statistics

 (as of September 30, 2025)

Total Net Assets	$4,804,390,749
# of Portfolio Holdings	707
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$17,786,662
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A9.82%
  A-6.37%
  A+14.09%
  AA13.59%
  AA-7.25%
  AA+7.17%
  AAA2.58%
  B0.35%
  B-0.46%
  B+0.32%
  BB0.97%
  BB-0.73%
  BB+3.59%
  BBB7.30%
  BBB-10.23%
  BBB+6.97%
  CCC+0.38%
  NR7.83%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class I

LTNIX

Lord Abbett National Tax Free Fund

Annual Shareholder Report

September 30, 2025

lordabbett.com/FundDocuments

TSR-A-1452-I

11/25

Class A

LANJX

Lord Abbett New Jersey Tax Free Fund

Annual Shareholder Report

September 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett New Jersey Tax Free Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$82	0.82%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2025, the Fund returned 0.03%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 1.39% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% over the same period. The Fund's use of derivatives, which are generally used for hedging, non-hedging, and duration management purposes, contributed to relative performance for the period.

The municipal yield curve steepened over the one-year period, with shorter maturities experiencing a fall in rates while yields moved higher in longer maturities. Positive factors for the municipal market included healthy demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Also supporting the market was the start of interest rate cuts by the U.S. Federal Reserve towards the end of the period. Negative factors included periods of rate volatility, uncertainty driven by the current administration’s fiscal policies and a continued increase in municipal bond supply after an above-average year of issuance in the prior year. Against this backdrop, municipal bonds delivered modest returns.

Top contributors to the Fund’s performance: An overweight allocation to A-rated, BBB-rated and non-investment grade bonds contributed to relative performance.

Top detractors from the Fund’s performance: The Fund’s longer duration positioning and overweight allocation to longer maturity bonds detracted from relative performance amid a rise in long-term rates with the steepening of the yield curve. An overweight allocation to the Education sector and underweight allocation to the Housing and Industrial Development sectors detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	Bloomberg Municipal Bond Index	Lipper New Jersey Municipal Debt Funds Average	Bloomberg U.S. Aggregate Bond Index
9/30/2015	$9,779	$10,000	$10,000	$10,000
10/31/2015	$9,846	$10,040	$10,055	$10,002
11/30/2015	$9,894	$10,080	$10,103	$9,975
12/31/2015	$10,002	$10,151	$10,199	$9,943
1/31/2016	$10,132	$10,272	$10,303	$10,080
2/29/2016	$10,140	$10,288	$10,308	$10,151
3/31/2016	$10,208	$10,320	$10,367	$10,244
4/30/2016	$10,317	$10,396	$10,445	$10,284
5/31/2016	$10,385	$10,424	$10,495	$10,286
6/30/2016	$10,597	$10,590	$10,682	$10,471
7/31/2016	$10,582	$10,597	$10,681	$10,537
8/31/2016	$10,628	$10,611	$10,715	$10,525
9/30/2016	$10,612	$10,558	$10,681	$10,519
10/31/2016	$10,493	$10,447	$10,586	$10,439
11/30/2016	$10,040	$10,058	$10,181	$10,192
12/31/2016	$10,107	$10,176	$10,260	$10,206
1/31/2017	$10,134	$10,243	$10,288	$10,226
2/28/2017	$10,224	$10,314	$10,361	$10,295
3/31/2017	$10,249	$10,336	$10,373	$10,290
4/30/2017	$10,338	$10,411	$10,445	$10,369
5/31/2017	$10,469	$10,577	$10,576	$10,449
6/30/2017	$10,452	$10,539	$10,553	$10,438
7/31/2017	$10,518	$10,624	$10,611	$10,483
8/31/2017	$10,667	$10,705	$10,718	$10,577
9/30/2017	$10,604	$10,650	$10,677	$10,527
10/31/2017	$10,606	$10,676	$10,672	$10,533
11/30/2017	$10,587	$10,619	$10,641	$10,519
12/31/2017	$10,719	$10,730	$10,742	$10,568
1/31/2018	$10,592	$10,604	$10,645	$10,446
2/28/2018	$10,532	$10,572	$10,618	$10,347
3/31/2018	$10,621	$10,611	$10,682	$10,413
4/30/2018	$10,602	$10,573	$10,666	$10,336
5/31/2018	$10,713	$10,694	$10,787	$10,410
6/30/2018	$10,759	$10,703	$10,819	$10,397
7/31/2018	$10,806	$10,729	$10,861	$10,399
8/31/2018	$10,852	$10,757	$10,897	$10,466
9/30/2018	$10,789	$10,687	$10,840	$10,399
10/31/2018	$10,682	$10,622	$10,759	$10,317
11/30/2018	$10,795	$10,739	$10,850	$10,378
12/31/2018	$10,908	$10,868	$10,957	$10,569
1/31/2019	$10,977	$10,950	$11,029	$10,681
2/28/2019	$11,050	$11,009	$11,103	$10,675
3/31/2019	$11,252	$11,182	$11,270	$10,880
4/30/2019	$11,300	$11,224	$11,324	$10,883
5/31/2019	$11,504	$11,379	$11,483	$11,076
6/30/2019	$11,551	$11,421	$11,528	$11,215
7/31/2019	$11,643	$11,513	$11,620	$11,240
8/31/2019	$11,848	$11,695	$11,807	$11,531
9/30/2019	$11,760	$11,601	$11,722	$11,470
10/31/2019	$11,762	$11,622	$11,721	$11,504
11/30/2019	$11,787	$11,651	$11,739	$11,498
12/31/2019	$11,812	$11,687	$11,776	$11,490
1/31/2020	$12,063	$11,897	$11,998	$11,711
2/29/2020	$12,270	$12,050	$12,167	$11,922
3/31/2020	$11,473	$11,613	$11,499	$11,852
4/30/2020	$11,154	$11,467	$11,212	$12,063
5/31/2020	$11,499	$11,832	$11,547	$12,119
6/30/2020	$11,776	$11,929	$11,742	$12,195
7/31/2020	$12,030	$12,130	$11,988	$12,377
8/31/2020	$12,008	$12,073	$11,966	$12,277
9/30/2020	$11,986	$12,076	$11,959	$12,271
10/31/2020	$11,963	$12,040	$11,939	$12,216
11/30/2020	$12,219	$12,221	$12,163	$12,336
12/31/2020	$12,358	$12,296	$12,297	$12,353
1/31/2021	$12,521	$12,374	$12,434	$12,264
2/28/2021	$12,265	$12,177	$12,225	$12,087
3/31/2021	$12,382	$12,253	$12,307	$11,936
4/30/2021	$12,522	$12,355	$12,443	$12,030
5/31/2021	$12,615	$12,392	$12,502	$12,070
6/30/2021	$12,683	$12,426	$12,557	$12,155
7/31/2021	$12,798	$12,529	$12,657	$12,290
8/31/2021	$12,750	$12,483	$12,613	$12,267
9/30/2021	$12,655	$12,393	$12,518	$12,161
10/31/2021	$12,606	$12,357	$12,484	$12,157
11/30/2021	$12,724	$12,462	$12,590	$12,193
12/31/2021	$12,770	$12,482	$12,612	$12,162
1/31/2022	$12,388	$12,141	$12,286	$11,900
2/28/2022	$12,293	$12,097	$12,206	$11,767
3/31/2022	$11,887	$11,705	$11,846	$11,441
4/30/2022	$11,432	$11,381	$11,485	$11,006
5/31/2022	$11,552	$11,550	$11,611	$11,077
6/30/2022	$11,241	$11,361	$11,383	$10,904
7/31/2022	$11,602	$11,661	$11,681	$11,170
8/31/2022	$11,265	$11,406	$11,407	$10,854
9/30/2022	$10,710	$10,968	$10,952	$10,385
10/31/2022	$10,542	$10,877	$10,841	$10,251
11/30/2022	$11,225	$11,386	$11,372	$10,628
12/31/2022	$11,178	$11,418	$11,361	$10,580
1/31/2023	$11,619	$11,746	$11,711	$10,905
2/28/2023	$11,305	$11,480	$11,466	$10,623
3/31/2023	$11,553	$11,735	$11,695	$10,893
4/30/2023	$11,605	$11,708	$11,705	$10,959
5/31/2023	$11,509	$11,607	$11,622	$10,840
6/30/2023	$11,637	$11,723	$11,715	$10,801
7/31/2023	$11,664	$11,770	$11,749	$10,794
8/31/2023	$11,520	$11,600	$11,614	$10,725
9/30/2023	$11,150	$11,260	$11,281	$10,452
10/31/2023	$10,955	$11,164	$11,118	$10,287
11/30/2023	$11,710	$11,873	$11,826	$10,753
12/31/2023	$12,040	$12,149	$12,117	$11,165
1/31/2024	$12,019	$12,087	$12,094	$11,134
2/29/2024	$12,024	$12,102	$12,111	$10,977
3/31/2024	$12,029	$12,102	$12,112	$11,078
4/30/2024	$11,882	$11,952	$11,963	$10,798
5/31/2024	$11,887	$11,917	$11,959	$10,981
6/30/2024	$12,070	$12,100	$12,148	$11,086
7/31/2024	$12,177	$12,210	$12,253	$11,344
8/31/2024	$12,233	$12,306	$12,331	$11,507
9/30/2024	$12,392	$12,428	$12,466	$11,662
10/31/2024	$12,218	$12,247	$12,302	$11,372
11/30/2024	$12,429	$12,458	$12,500	$11,493
12/31/2024	$12,253	$12,277	$12,340	$11,304
1/31/2025	$12,259	$12,338	$12,365	$11,364
2/28/2025	$12,396	$12,461	$12,483	$11,614
3/31/2025	$12,089	$12,250	$12,243	$11,619
4/30/2025	$12,017	$12,151	$12,161	$11,665
5/31/2025	$11,918	$12,159	$12,098	$11,581
6/30/2025	$12,030	$12,234	$12,192	$11,759
7/31/2025	$11,958	$12,210	$12,130	$11,728
8/31/2025	$12,044	$12,316	$12,227	$11,868
9/30/2025	$12,396	$12,601	$12,565	$11,998

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A at NAV	0.03%	0.68%	2.40%
Class A with sales charge	(2.20%)	0.21%	2.17%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.34%
Lipper New Jersey Municipal Debt Funds Average	0.80%	0.99%	2.31%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.84%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in?

(as of September 30, 2025)

Key Fund Statistics

 (as of September 30, 2025)

Total Net Assets	$161,136,434
# of Portfolio Holdings	192
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$666,364
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A5.88%
  A-2.60%
  A+23.09%
  AA14.79%
  AA-27.53%
  AA+0.95%
  AAA6.18%
  B+0.15%
  BB+2.62%
  BBB2.68%
  BBB-3.39%
  BBB+5.36%
  NR4.78%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class A

LANJX

Lord Abbett New Jersey Tax Free Fund

Annual Shareholder Report

September 30, 2025

lordabbett.com/FundDocuments

TSR-A-20-A

11/25

Class F

LNJFX

Lord Abbett New Jersey Tax Free Fund

Annual Shareholder Report

September 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett New Jersey Tax Free Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$72	0.72%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2025, the Fund returned 0.34%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 1.39% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% over the same period. The Fund's use of derivatives, which are generally used for hedging, non-hedging, and duration management purposes, contributed to relative performance for the period.

The municipal yield curve steepened over the one-year period, with shorter maturities experiencing a fall in rates while yields moved higher in longer maturities. Positive factors for the municipal market included healthy demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Also supporting the market was the start of interest rate cuts by the U.S. Federal Reserve towards the end of the period. Negative factors included periods of rate volatility, uncertainty driven by the current administration’s fiscal policies and a continued increase in municipal bond supply after an above-average year of issuance in the prior year. Against this backdrop, municipal bonds delivered modest returns.

Top contributors to the Fund’s performance: An overweight allocation to A-rated, BBB-rated and non-investment grade bonds contributed to relative performance.

Top detractors from the Fund’s performance: The Fund’s longer duration positioning and overweight allocation to longer maturity bonds detracted from relative performance amid a rise in long-term rates with the steepening of the yield curve. An overweight allocation to the Education sector and underweight allocation to the Housing and Industrial Development sectors detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class F	Bloomberg Municipal Bond Index	Lipper New Jersey Municipal Debt Funds Average	Bloomberg U.S. Aggregate Bond Index
9/30/2015	$10,000	$10,000	$10,000	$10,000
10/31/2015	$10,070	$10,040	$10,055	$10,002
11/30/2015	$10,119	$10,080	$10,103	$9,975
12/31/2015	$10,252	$10,151	$10,199	$9,943
1/31/2016	$10,385	$10,272	$10,303	$10,080
2/29/2016	$10,374	$10,288	$10,308	$10,151
3/31/2016	$10,465	$10,320	$10,367	$10,244
4/30/2016	$10,557	$10,396	$10,445	$10,284
5/31/2016	$10,627	$10,424	$10,495	$10,286
6/30/2016	$10,845	$10,590	$10,682	$10,471
7/31/2016	$10,830	$10,597	$10,681	$10,537
8/31/2016	$10,878	$10,611	$10,715	$10,525
9/30/2016	$10,863	$10,558	$10,681	$10,519
10/31/2016	$10,741	$10,447	$10,586	$10,439
11/30/2016	$10,278	$10,058	$10,181	$10,192
12/31/2016	$10,348	$10,176	$10,260	$10,206
1/31/2017	$10,398	$10,243	$10,288	$10,226
2/28/2017	$10,491	$10,314	$10,361	$10,295
3/31/2017	$10,496	$10,336	$10,373	$10,290
4/30/2017	$10,588	$10,411	$10,445	$10,369
5/31/2017	$10,745	$10,577	$10,576	$10,449
6/30/2017	$10,706	$10,539	$10,553	$10,438
7/31/2017	$10,775	$10,624	$10,611	$10,483
8/31/2017	$10,929	$10,705	$10,718	$10,577
9/30/2017	$10,865	$10,650	$10,677	$10,527
10/31/2017	$10,890	$10,676	$10,672	$10,533
11/30/2017	$10,850	$10,619	$10,641	$10,519
12/31/2017	$10,985	$10,730	$10,742	$10,568
1/31/2018	$10,857	$10,604	$10,645	$10,446
2/28/2018	$10,817	$10,572	$10,618	$10,347
3/31/2018	$10,887	$10,611	$10,682	$10,413
4/30/2018	$10,869	$10,573	$10,666	$10,336
5/31/2018	$11,006	$10,694	$10,787	$10,410
6/30/2018	$11,032	$10,703	$10,819	$10,397
7/31/2018	$11,080	$10,729	$10,861	$10,399
8/31/2018	$11,129	$10,757	$10,897	$10,466
9/30/2018	$11,065	$10,687	$10,840	$10,399
10/31/2018	$10,956	$10,622	$10,759	$10,317
11/30/2018	$11,073	$10,739	$10,850	$10,378
12/31/2018	$11,190	$10,868	$10,957	$10,569
1/31/2019	$11,262	$10,950	$11,029	$10,681
2/28/2019	$11,337	$11,009	$11,103	$10,675
3/31/2019	$11,546	$11,182	$11,270	$10,880
4/30/2019	$11,596	$11,224	$11,324	$10,883
5/31/2019	$11,806	$11,379	$11,483	$11,076
6/30/2019	$11,855	$11,421	$11,528	$11,215
7/31/2019	$11,951	$11,513	$11,620	$11,240
8/31/2019	$12,162	$11,695	$11,807	$11,531
9/30/2019	$12,073	$11,601	$11,722	$11,470
10/31/2019	$12,076	$11,622	$11,721	$11,504
11/30/2019	$12,079	$11,651	$11,739	$11,498
12/31/2019	$12,128	$11,687	$11,776	$11,490
1/31/2020	$12,387	$11,897	$11,998	$11,711
2/29/2020	$12,601	$12,050	$12,167	$11,922
3/31/2020	$11,783	$11,613	$11,499	$11,852
4/30/2020	$11,457	$11,467	$11,212	$12,063
5/31/2020	$11,813	$11,832	$11,547	$12,119
6/30/2020	$12,098	$11,929	$11,742	$12,195
7/31/2020	$12,360	$12,130	$11,988	$12,377
8/31/2020	$12,338	$12,073	$11,966	$12,277
9/30/2020	$12,316	$12,076	$11,959	$12,271
10/31/2020	$12,294	$12,040	$11,939	$12,216
11/30/2020	$12,558	$12,221	$12,163	$12,336
12/31/2020	$12,702	$12,296	$12,297	$12,353
1/31/2021	$12,870	$12,374	$12,434	$12,264
2/28/2021	$12,609	$12,177	$12,225	$12,087
3/31/2021	$12,729	$12,253	$12,307	$11,936
4/30/2021	$12,875	$12,355	$12,443	$12,030
5/31/2021	$12,971	$12,392	$12,502	$12,070
6/30/2021	$13,043	$12,426	$12,557	$12,155
7/31/2021	$13,162	$12,529	$12,657	$12,290
8/31/2021	$13,113	$12,483	$12,613	$12,267
9/30/2021	$13,017	$12,393	$12,518	$12,161
10/31/2021	$12,968	$12,357	$12,484	$12,157
11/30/2021	$13,090	$12,462	$12,590	$12,193
12/31/2021	$13,138	$12,482	$12,612	$12,162
1/31/2022	$12,747	$12,141	$12,286	$11,900
2/28/2022	$12,675	$12,097	$12,206	$11,767
3/31/2022	$12,232	$11,705	$11,846	$11,441
4/30/2022	$11,766	$11,381	$11,485	$11,006
5/31/2022	$11,890	$11,550	$11,611	$11,077
6/30/2022	$11,570	$11,361	$11,383	$10,904
7/31/2022	$11,944	$11,661	$11,681	$11,170
8/31/2022	$11,598	$11,406	$11,407	$10,854
9/30/2022	$11,027	$10,968	$10,952	$10,385
10/31/2022	$10,855	$10,877	$10,841	$10,251
11/30/2022	$11,559	$11,386	$11,372	$10,628
12/31/2022	$11,511	$11,418	$11,361	$10,580
1/31/2023	$11,967	$11,746	$11,711	$10,905
2/28/2023	$11,644	$11,480	$11,466	$10,623
3/31/2023	$11,901	$11,735	$11,695	$10,893
4/30/2023	$11,955	$11,708	$11,705	$10,959
5/31/2023	$11,858	$11,607	$11,622	$10,840
6/30/2023	$11,990	$11,723	$11,715	$10,801
7/31/2023	$12,045	$11,770	$11,749	$10,794
8/31/2023	$11,871	$11,600	$11,614	$10,725
9/30/2023	$11,492	$11,260	$11,281	$10,452
10/31/2023	$11,317	$11,164	$11,118	$10,287
11/30/2023	$12,096	$11,873	$11,826	$10,753
12/31/2023	$12,411	$12,149	$12,117	$11,165
1/31/2024	$12,391	$12,087	$12,094	$11,134
2/29/2024	$12,398	$12,102	$12,111	$10,977
3/31/2024	$12,403	$12,102	$12,112	$11,078
4/30/2024	$12,253	$11,952	$11,963	$10,798
5/31/2024	$12,259	$11,917	$11,959	$10,981
6/30/2024	$12,449	$12,100	$12,148	$11,086
7/31/2024	$12,560	$12,210	$12,253	$11,344
8/31/2024	$12,645	$12,306	$12,331	$11,507
9/30/2024	$12,784	$12,428	$12,466	$11,662
10/31/2024	$12,605	$12,247	$12,302	$11,372
11/30/2024	$12,824	$12,458	$12,500	$11,493
12/31/2024	$12,644	$12,277	$12,340	$11,304
1/31/2025	$12,678	$12,338	$12,365	$11,364
2/28/2025	$12,793	$12,461	$12,483	$11,614
3/31/2025	$12,504	$12,250	$12,243	$11,619
4/30/2025	$12,404	$12,151	$12,161	$11,665
5/31/2025	$12,330	$12,159	$12,098	$11,581
6/30/2025	$12,419	$12,234	$12,192	$11,759
7/31/2025	$12,346	$12,210	$12,130	$11,728
8/31/2025	$12,436	$12,316	$12,227	$11,868
9/30/2025	$12,828	$12,601	$12,565	$11,998

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class F at NAV	0.34%	0.82%	2.52%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.34%
Lipper New Jersey Municipal Debt Funds Average	0.80%	0.99%	2.31%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.84%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in?

(as of September 30, 2025)

Key Fund Statistics

 (as of September 30, 2025)

Total Net Assets	$161,136,434
# of Portfolio Holdings	192
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$666,364
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A5.88%
  A-2.60%
  A+23.09%
  AA14.79%
  AA-27.53%
  AA+0.95%
  AAA6.18%
  B+0.15%
  BB+2.62%
  BBB2.68%
  BBB-3.39%
  BBB+5.36%
  NR4.78%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F

LNJFX

Lord Abbett New Jersey Tax Free Fund

Annual Shareholder Report

September 30, 2025

lordabbett.com/FundDocuments

TSR-A-1035-F

11/25

Class F3

LONJX

Lord Abbett New Jersey Tax Free Fund

Annual Shareholder Report

September 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett New Jersey Tax Free Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$59	0.59%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2025, the Fund returned 0.47%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 1.39% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% over the same period. The Fund's use of derivatives, which are generally used for hedging, non-hedging, and duration management purposes, contributed to relative performance for the period.

The municipal yield curve steepened over the one-year period, with shorter maturities experiencing a fall in rates while yields moved higher in longer maturities. Positive factors for the municipal market included healthy demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Also supporting the market was the start of interest rate cuts by the U.S. Federal Reserve towards the end of the period. Negative factors included periods of rate volatility, uncertainty driven by the current administration’s fiscal policies and a continued increase in municipal bond supply after an above-average year of issuance in the prior year. Against this backdrop, municipal bonds delivered modest returns.

Top contributors to the Fund’s performance: An overweight allocation to A-rated, BBB-rated and non-investment grade bonds contributed to relative performance.

Top detractors from the Fund’s performance: The Fund’s longer duration positioning and overweight allocation to longer maturity bonds detracted from relative performance amid a rise in long-term rates with the steepening of the yield curve. An overweight allocation to the Education sector and underweight allocation to the Housing and Industrial Development sectors detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class F3	Bloomberg Municipal Bond Index	Lipper New Jersey Municipal Debt Funds Average	Bloomberg U.S. Aggregate Bond Index
4/4/2017	$10,000	$10,000	$10,000	$10,000
4/30/2017	$10,065	$10,060	$10,057	$10,051
5/31/2017	$10,214	$10,219	$10,183	$10,128
6/30/2017	$10,200	$10,183	$10,161	$10,118
7/31/2017	$10,246	$10,265	$10,216	$10,162
8/31/2017	$10,393	$10,343	$10,320	$10,253
9/30/2017	$10,355	$10,291	$10,281	$10,204
10/31/2017	$10,359	$10,316	$10,275	$10,210
11/30/2017	$10,322	$10,260	$10,246	$10,197
12/31/2017	$10,452	$10,368	$10,343	$10,244
1/31/2018	$10,331	$10,246	$10,249	$10,126
2/28/2018	$10,295	$10,215	$10,224	$10,030
3/31/2018	$10,384	$10,253	$10,285	$10,094
4/30/2018	$10,368	$10,216	$10,269	$10,019
5/31/2018	$10,478	$10,333	$10,386	$10,091
6/30/2018	$10,504	$10,342	$10,417	$10,078
7/31/2018	$10,551	$10,367	$10,457	$10,080
8/31/2018	$10,599	$10,394	$10,492	$10,145
9/30/2018	$10,561	$10,326	$10,437	$10,080
10/31/2018	$10,458	$10,263	$10,359	$10,000
11/30/2018	$10,549	$10,376	$10,447	$10,060
12/31/2018	$10,662	$10,501	$10,550	$10,245
1/31/2019	$10,731	$10,580	$10,619	$10,354
2/28/2019	$10,825	$10,637	$10,690	$10,348
3/31/2019	$11,004	$10,805	$10,851	$10,546
4/30/2019	$11,075	$10,845	$10,904	$10,549
5/31/2019	$11,254	$10,995	$11,056	$10,736
6/30/2019	$11,324	$11,035	$11,100	$10,871
7/31/2019	$11,416	$11,124	$11,188	$10,895
8/31/2019	$11,618	$11,300	$11,368	$11,177
9/30/2019	$11,535	$11,209	$11,287	$11,118
10/31/2019	$11,539	$11,229	$11,286	$11,151
11/30/2019	$11,543	$11,257	$11,303	$11,146
12/31/2019	$11,592	$11,292	$11,339	$11,138
1/31/2020	$11,841	$11,495	$11,552	$11,352
2/29/2020	$12,023	$11,643	$11,715	$11,557
3/31/2020	$11,267	$11,221	$11,071	$11,489
4/30/2020	$10,934	$11,080	$10,795	$11,693
5/31/2020	$11,297	$11,432	$11,118	$11,747
6/30/2020	$11,548	$11,526	$11,306	$11,821
7/31/2020	$11,823	$11,720	$11,543	$11,998
8/31/2020	$11,780	$11,665	$11,521	$11,901
9/30/2020	$11,760	$11,668	$11,514	$11,894
10/31/2020	$11,740	$11,633	$11,495	$11,841
11/30/2020	$11,993	$11,808	$11,711	$11,958
12/31/2020	$12,155	$11,880	$11,840	$11,974
1/31/2021	$12,294	$11,956	$11,972	$11,888
2/28/2021	$12,069	$11,766	$11,770	$11,716
3/31/2021	$12,162	$11,839	$11,850	$11,570
4/30/2021	$12,325	$11,938	$11,981	$11,662
5/31/2021	$12,396	$11,974	$12,038	$11,700
6/30/2021	$12,466	$12,007	$12,091	$11,782
7/31/2021	$12,581	$12,106	$12,186	$11,914
8/31/2021	$12,559	$12,062	$12,144	$11,891
9/30/2021	$12,445	$11,975	$12,053	$11,788
10/31/2021	$12,422	$11,940	$12,020	$11,785
11/30/2021	$12,540	$12,041	$12,122	$11,820
12/31/2021	$12,565	$12,061	$12,143	$11,789
1/31/2022	$12,215	$11,731	$11,829	$11,535
2/28/2022	$12,124	$11,688	$11,752	$11,407
3/31/2022	$11,726	$11,310	$11,406	$11,090
4/30/2022	$11,258	$10,997	$11,058	$10,669
5/31/2022	$11,402	$11,160	$11,179	$10,738
6/30/2022	$11,097	$10,977	$10,960	$10,569
7/31/2022	$11,455	$11,267	$11,247	$10,828
8/31/2022	$11,102	$11,020	$10,983	$10,522
9/30/2022	$10,557	$10,597	$10,545	$10,067
10/31/2022	$10,418	$10,509	$10,438	$9,937
11/30/2022	$11,069	$11,001	$10,949	$10,302
12/31/2022	$11,025	$11,032	$10,939	$10,256
1/31/2023	$11,463	$11,349	$11,276	$10,571
2/28/2023	$11,179	$11,093	$11,040	$10,298
3/31/2023	$11,426	$11,339	$11,260	$10,559
4/30/2023	$11,455	$11,313	$11,270	$10,623
5/31/2023	$11,363	$11,215	$11,190	$10,508
6/30/2023	$11,491	$11,327	$11,280	$10,470
7/31/2023	$11,545	$11,372	$11,312	$10,463
8/31/2023	$11,380	$11,208	$11,182	$10,396
9/30/2023	$11,042	$10,880	$10,862	$10,132
10/31/2023	$10,851	$10,787	$10,704	$9,972
11/30/2023	$11,600	$11,472	$11,386	$10,424
12/31/2023	$11,903	$11,739	$11,667	$10,823
1/31/2024	$11,885	$11,679	$11,644	$10,793
2/29/2024	$11,918	$11,694	$11,661	$10,640
3/31/2024	$11,900	$11,693	$11,662	$10,739
4/30/2024	$11,757	$11,548	$11,518	$10,467
5/31/2024	$11,764	$11,515	$11,514	$10,645
6/30/2024	$11,973	$11,691	$11,696	$10,746
7/31/2024	$12,081	$11,798	$11,798	$10,997
8/31/2024	$12,138	$11,891	$11,873	$11,155
9/30/2024	$12,273	$12,008	$12,002	$11,304
10/31/2024	$12,103	$11,833	$11,845	$11,024
11/30/2024	$12,340	$12,037	$12,036	$11,140
12/31/2024	$12,168	$11,862	$11,881	$10,958
1/31/2025	$12,176	$11,922	$11,906	$11,016
2/28/2025	$12,288	$12,040	$12,019	$11,258
3/31/2025	$12,012	$11,836	$11,788	$11,263
4/30/2025	$11,943	$11,741	$11,709	$11,307
5/31/2025	$11,847	$11,748	$11,649	$11,226
6/30/2025	$11,935	$11,821	$11,739	$11,399
7/31/2025	$11,865	$11,797	$11,679	$11,368
8/31/2025	$11,953	$11,900	$11,773	$11,504
9/30/2025	$12,331	$12,175	$12,098	$11,630

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	0.47%	0.95%	2.50%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.35%
Lipper New Jersey Municipal Debt Funds Average	0.80%	0.99%	2.27%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.79%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in?

(as of September 30, 2025)

Key Fund Statistics

 (as of September 30, 2025)

Total Net Assets	$161,136,434
# of Portfolio Holdings	192
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$666,364
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A5.88%
  A-2.60%
  A+23.09%
  AA14.79%
  AA-27.53%
  AA+0.95%
  AAA6.18%
  B+0.15%
  BB+2.62%
  BBB2.68%
  BBB-3.39%
  BBB+5.36%
  NR4.78%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F3

LONJX

Lord Abbett New Jersey Tax Free Fund

Annual Shareholder Report

September 30, 2025

lordabbett.com/FundDocuments

TSR-A-8989-F3

11/25

Class I

LINJX

Lord Abbett New Jersey Tax Free Fund

Annual Shareholder Report

September 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett New Jersey Tax Free Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$62	0.62%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2025, the Fund returned 0.44%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 1.39% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% over the same period. The Fund's use of derivatives, which are generally used for hedging, non-hedging, and duration management purposes, contributed to relative performance for the period.

The municipal yield curve steepened over the one-year period, with shorter maturities experiencing a fall in rates while yields moved higher in longer maturities. Positive factors for the municipal market included healthy demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Also supporting the market was the start of interest rate cuts by the U.S. Federal Reserve towards the end of the period. Negative factors included periods of rate volatility, uncertainty driven by the current administration’s fiscal policies and a continued increase in municipal bond supply after an above-average year of issuance in the prior year. Against this backdrop, municipal bonds delivered modest returns.

Top contributors to the Fund’s performance: An overweight allocation to A-rated, BBB-rated and non-investment grade bonds contributed to relative performance.

Top detractors from the Fund’s performance: The Fund’s longer duration positioning and overweight allocation to longer maturity bonds detracted from relative performance amid a rise in long-term rates with the steepening of the yield curve. An overweight allocation to the Education sector and underweight allocation to the Housing and Industrial Development sectors detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class I	Bloomberg Municipal Bond Index	Lipper New Jersey Municipal Debt Funds Average	Bloomberg U.S. Aggregate Bond Index
9/30/2015	$10,000	$10,000	$10,000	$10,000
10/31/2015	$10,071	$10,040	$10,055	$10,002
11/30/2015	$10,122	$10,080	$10,103	$9,975
12/31/2015	$10,256	$10,151	$10,199	$9,943
1/31/2016	$10,390	$10,272	$10,303	$10,080
2/29/2016	$10,401	$10,288	$10,308	$10,151
3/31/2016	$10,472	$10,320	$10,367	$10,244
4/30/2016	$10,565	$10,396	$10,445	$10,284
5/31/2016	$10,636	$10,424	$10,495	$10,286
6/30/2016	$10,856	$10,590	$10,682	$10,471
7/31/2016	$10,863	$10,597	$10,681	$10,537
8/31/2016	$10,891	$10,611	$10,715	$10,525
9/30/2016	$10,876	$10,558	$10,681	$10,519
10/31/2016	$10,755	$10,447	$10,586	$10,439
11/30/2016	$10,292	$10,058	$10,181	$10,192
12/31/2016	$10,384	$10,176	$10,260	$10,206
1/31/2017	$10,413	$10,243	$10,288	$10,226
2/28/2017	$10,506	$10,314	$10,361	$10,295
3/31/2017	$10,534	$10,336	$10,373	$10,290
4/30/2017	$10,605	$10,411	$10,445	$10,369
5/31/2017	$10,763	$10,577	$10,576	$10,449
6/30/2017	$10,747	$10,539	$10,553	$10,438
7/31/2017	$10,817	$10,624	$10,611	$10,483
8/31/2017	$10,950	$10,705	$10,718	$10,577
9/30/2017	$10,909	$10,650	$10,677	$10,527
10/31/2017	$10,913	$10,676	$10,672	$10,533
11/30/2017	$10,895	$10,619	$10,641	$10,519
12/31/2017	$11,010	$10,730	$10,742	$10,568
1/31/2018	$10,882	$10,604	$10,645	$10,446
2/28/2018	$10,843	$10,572	$10,618	$10,347
3/31/2018	$10,937	$10,611	$10,682	$10,413
4/30/2018	$10,919	$10,573	$10,666	$10,336
5/31/2018	$11,035	$10,694	$10,787	$10,410
6/30/2018	$11,062	$10,703	$10,819	$10,397
7/31/2018	$11,112	$10,729	$10,861	$10,399
8/31/2018	$11,162	$10,757	$10,897	$10,466
9/30/2018	$11,121	$10,687	$10,840	$10,399
10/31/2018	$11,013	$10,622	$10,759	$10,317
11/30/2018	$11,108	$10,739	$10,850	$10,378
12/31/2018	$11,226	$10,868	$10,957	$10,569
1/31/2019	$11,299	$10,950	$11,029	$10,681
2/28/2019	$11,398	$11,009	$11,103	$10,675
3/31/2019	$11,586	$11,182	$11,270	$10,880
4/30/2019	$11,660	$11,224	$11,324	$10,883
5/31/2019	$11,849	$11,379	$11,483	$11,076
6/30/2019	$11,900	$11,421	$11,528	$11,215
7/31/2019	$12,020	$11,513	$11,620	$11,240
8/31/2019	$12,233	$11,695	$11,807	$11,531
9/30/2019	$12,144	$11,601	$11,722	$11,470
10/31/2019	$12,125	$11,622	$11,721	$11,504
11/30/2019	$12,153	$11,651	$11,739	$11,498
12/31/2019	$12,203	$11,687	$11,776	$11,490
1/31/2020	$12,464	$11,897	$11,998	$11,711
2/29/2020	$12,656	$12,050	$12,167	$11,922
3/31/2020	$11,860	$11,613	$11,499	$11,852
4/30/2020	$11,510	$11,467	$11,212	$12,063
5/31/2020	$11,868	$11,832	$11,547	$12,119
6/30/2020	$12,156	$11,929	$11,742	$12,195
7/31/2020	$12,420	$12,130	$11,988	$12,377
8/31/2020	$12,399	$12,073	$11,966	$12,277
9/30/2020	$12,378	$12,076	$11,959	$12,271
10/31/2020	$12,357	$12,040	$11,939	$12,216
11/30/2020	$12,623	$12,221	$12,163	$12,336
12/31/2020	$12,793	$12,296	$12,297	$12,353
1/31/2021	$12,939	$12,374	$12,434	$12,264
2/28/2021	$12,701	$12,177	$12,225	$12,087
3/31/2021	$12,799	$12,253	$12,307	$11,936
4/30/2021	$12,971	$12,355	$12,443	$12,030
5/31/2021	$13,044	$12,392	$12,502	$12,070
6/30/2021	$13,117	$12,426	$12,557	$12,155
7/31/2021	$13,238	$12,529	$12,657	$12,290
8/31/2021	$13,215	$12,483	$12,613	$12,267
9/30/2021	$13,094	$12,393	$12,518	$12,161
10/31/2021	$13,071	$12,357	$12,484	$12,157
11/30/2021	$13,195	$12,462	$12,590	$12,193
12/31/2021	$13,220	$12,482	$12,612	$12,162
1/31/2022	$12,827	$12,141	$12,286	$11,900
2/28/2022	$12,756	$12,097	$12,206	$11,767
3/31/2022	$12,312	$11,705	$11,846	$11,441
4/30/2022	$11,843	$11,381	$11,485	$11,006
5/31/2022	$11,994	$11,550	$11,611	$11,077
6/30/2022	$11,649	$11,361	$11,383	$10,904
7/31/2022	$12,050	$11,661	$11,681	$11,170
8/31/2022	$11,678	$11,406	$11,407	$10,854
9/30/2022	$11,105	$10,968	$10,952	$10,385
10/31/2022	$10,958	$10,877	$10,841	$10,251
11/30/2022	$11,642	$11,386	$11,372	$10,628
12/31/2022	$11,595	$11,418	$11,361	$10,580
1/31/2023	$12,055	$11,746	$11,711	$10,905
2/28/2023	$11,756	$11,480	$11,466	$10,623
3/31/2023	$12,016	$11,735	$11,695	$10,893
4/30/2023	$12,046	$11,708	$11,705	$10,959
5/31/2023	$11,949	$11,607	$11,622	$10,840
6/30/2023	$12,083	$11,723	$11,715	$10,801
7/31/2023	$12,140	$11,770	$11,749	$10,794
8/31/2023	$11,966	$11,600	$11,614	$10,725
9/30/2023	$11,584	$11,260	$11,281	$10,452
10/31/2023	$11,409	$11,164	$11,118	$10,287
11/30/2023	$12,196	$11,873	$11,826	$10,753
12/31/2023	$12,514	$12,149	$12,117	$11,165
1/31/2024	$12,495	$12,087	$12,094	$11,134
2/29/2024	$12,529	$12,102	$12,111	$10,977
3/31/2024	$12,509	$12,102	$12,112	$11,078
4/30/2024	$12,359	$11,952	$11,963	$10,798
5/31/2024	$12,366	$11,917	$11,959	$10,981
6/30/2024	$12,559	$12,100	$12,148	$11,086
7/31/2024	$12,672	$12,210	$12,253	$11,344
8/31/2024	$12,759	$12,306	$12,331	$11,507
9/30/2024	$12,900	$12,428	$12,466	$11,662
10/31/2024	$12,721	$12,247	$12,302	$11,372
11/30/2024	$12,970	$12,458	$12,500	$11,493
12/31/2024	$12,789	$12,277	$12,340	$11,304
1/31/2025	$12,797	$12,338	$12,365	$11,364
2/28/2025	$12,914	$12,461	$12,483	$11,614
3/31/2025	$12,624	$12,250	$12,243	$11,619
4/30/2025	$12,524	$12,151	$12,161	$11,665
5/31/2025	$12,450	$12,159	$12,098	$11,581
6/30/2025	$12,542	$12,234	$12,192	$11,759
7/31/2025	$12,468	$12,210	$12,130	$11,728
8/31/2025	$12,561	$12,316	$12,227	$11,868
9/30/2025	$12,957	$12,601	$12,565	$11,998

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class I at NAV	0.44%	0.92%	2.62%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.34%
Lipper New Jersey Municipal Debt Funds Average	0.80%	0.99%	2.31%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.84%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in?

(as of September 30, 2025)

Key Fund Statistics

 (as of September 30, 2025)

Total Net Assets	$161,136,434
# of Portfolio Holdings	192
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$666,364
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A5.88%
  A-2.60%
  A+23.09%
  AA14.79%
  AA-27.53%
  AA+0.95%
  AAA6.18%
  B+0.15%
  BB+2.62%
  BBB2.68%
  BBB-3.39%
  BBB+5.36%
  NR4.78%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class I

LINJX

Lord Abbett New Jersey Tax Free Fund

Annual Shareholder Report

September 30, 2025

lordabbett.com/FundDocuments

TSR-A-3327-I

11/25

Class A

LSDAX

Lord Abbett Short Duration Tax Free Fund

Annual Shareholder Report

September 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Short Duration Tax Free Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$66	0.65%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2025, the Fund returned 2.81%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 3.22% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond Short 1-5 Year Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% over the same period.

The municipal yield curve steepened over the one-year period, with shorter maturities experiencing a fall in rates while yields moved higher in longer maturities. Positive factors for the municipal market included healthy demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Also supporting the market was the start of interest rate cuts by the U.S. Federal Reserve towards the end of the period. Negative factors included periods of rate volatility, uncertainty driven by the current administration’s fiscal policies and a continued increase in municipal bond supply after an above-average year of issuance in the prior year. Against this backdrop, municipal bonds delivered modest returns.

Top contributors to the Fund’s performance: An overweight allocation to A- and BBB-rated bonds contributed to relative performance. The Fund’s greater yield relative to the Bloomberg Municipal Bond Short 1-5 Year Index contributed to relative returns over the period.

Top detractors from the Fund’s performance: An overweight allocation to Variable Rate Demand Notes detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	Bloomberg Municipal Bond Short 1-5 Year Index	Lipper Short Duration Municipal Debt Funds Average	Bloomberg U.S. Aggregate Bond Index
9/30/2015	$9,776	$10,000	$10,000	$10,000
10/31/2015	$9,797	$10,027	$10,018	$10,002
11/30/2015	$9,782	$10,009	$10,008	$9,975
12/31/2015	$9,790	$10,008	$10,010	$9,943
1/31/2016	$9,835	$10,070	$10,046	$10,080
2/29/2016	$9,864	$10,102	$10,060	$10,151
3/31/2016	$9,841	$10,078	$10,046	$10,244
4/30/2016	$9,863	$10,103	$10,064	$10,284
5/31/2016	$9,859	$10,096	$10,059	$10,286
6/30/2016	$9,900	$10,144	$10,091	$10,471
7/31/2016	$9,921	$10,172	$10,106	$10,537
8/31/2016	$9,923	$10,160	$10,104	$10,525
9/30/2016	$9,901	$10,123	$10,086	$10,519
10/31/2016	$9,878	$10,113	$10,078	$10,439
11/30/2016	$9,711	$9,986	$9,990	$10,192
12/31/2016	$9,725	$10,015	$10,000	$10,206
1/31/2017	$9,778	$10,082	$10,035	$10,226
2/28/2017	$9,813	$10,137	$10,067	$10,295
3/31/2017	$9,815	$10,135	$10,069	$10,290
4/30/2017	$9,856	$10,168	$10,092	$10,369
5/31/2017	$9,903	$10,218	$10,125	$10,449
6/30/2017	$9,887	$10,192	$10,115	$10,438
7/31/2017	$9,921	$10,235	$10,144	$10,483
8/31/2017	$9,955	$10,276	$10,172	$10,577
9/30/2017	$9,926	$10,242	$10,159	$10,527
10/31/2017	$9,929	$10,240	$10,158	$10,533
11/30/2017	$9,868	$10,156	$10,117	$10,519
12/31/2017	$9,885	$10,176	$10,129	$10,568
1/31/2018	$9,875	$10,190	$10,135	$10,446
2/28/2018	$9,867	$10,193	$10,136	$10,347
3/31/2018	$9,872	$10,186	$10,134	$10,413
4/30/2018	$9,859	$10,161	$10,125	$10,336
5/31/2018	$9,903	$10,217	$10,161	$10,410
6/30/2018	$9,922	$10,254	$10,182	$10,397
7/31/2018	$9,947	$10,285	$10,202	$10,399
8/31/2018	$9,954	$10,281	$10,208	$10,466
9/30/2018	$9,930	$10,243	$10,189	$10,399
10/31/2018	$9,912	$10,238	$10,184	$10,317
11/30/2018	$9,953	$10,290	$10,217	$10,378
12/31/2018	$9,993	$10,356	$10,254	$10,569
1/31/2019	$10,046	$10,413	$10,293	$10,681
2/28/2019	$10,083	$10,448	$10,316	$10,675
3/31/2019	$10,144	$10,494	$10,355	$10,880
4/30/2019	$10,160	$10,496	$10,365	$10,883
5/31/2019	$10,234	$10,564	$10,411	$11,076
6/30/2019	$10,269	$10,611	$10,441	$11,215
7/31/2019	$10,324	$10,669	$10,480	$11,240
8/31/2019	$10,385	$10,698	$10,509	$11,531
9/30/2019	$10,342	$10,645	$10,486	$11,470
10/31/2019	$10,363	$10,690	$10,507	$11,504
11/30/2019	$10,378	$10,713	$10,523	$11,498
12/31/2019	$10,399	$10,735	$10,534	$11,490
1/31/2020	$10,485	$10,807	$10,584	$11,711
2/29/2020	$10,552	$10,845	$10,615	$11,922
3/31/2020	$10,225	$10,690	$10,480	$11,852
4/30/2020	$10,173	$10,705	$10,461	$12,063
5/31/2020	$10,318	$10,903	$10,572	$12,119
6/30/2020	$10,415	$10,925	$10,616	$12,195
7/31/2020	$10,507	$10,990	$10,664	$12,377
8/31/2020	$10,518	$10,989	$10,669	$12,277
9/30/2020	$10,515	$11,002	$10,675	$12,271
10/31/2020	$10,505	$10,985	$10,669	$12,216
11/30/2020	$10,568	$11,017	$10,702	$12,336
12/31/2020	$10,610	$11,038	$10,723	$12,353
1/31/2021	$10,659	$11,064	$10,747	$12,264
2/28/2021	$10,589	$11,020	$10,713	$12,087
3/31/2021	$10,610	$11,047	$10,724	$11,936
4/30/2021	$10,645	$11,072	$10,745	$12,030
5/31/2021	$10,660	$11,074	$10,754	$12,070
6/30/2021	$10,667	$11,075	$10,756	$12,155
7/31/2021	$10,701	$11,112	$10,776	$12,290
8/31/2021	$10,688	$11,108	$10,769	$12,267
9/30/2021	$10,641	$11,084	$10,744	$12,161
10/31/2021	$10,627	$11,068	$10,734	$12,157
11/30/2021	$10,641	$11,074	$10,744	$12,193
12/31/2021	$10,641	$11,078	$10,742	$12,162
1/31/2022	$10,479	$10,908	$10,639	$11,900
2/28/2022	$10,433	$10,879	$10,613	$11,767
3/31/2022	$10,279	$10,709	$10,510	$11,441
4/30/2022	$10,166	$10,606	$10,436	$11,006
5/31/2022	$10,222	$10,729	$10,495	$11,077
6/30/2022	$10,184	$10,718	$10,474	$10,904
7/31/2022	$10,282	$10,835	$10,551	$11,170
8/31/2022	$10,179	$10,700	$10,476	$10,854
9/30/2022	$10,036	$10,517	$10,372	$10,385
10/31/2022	$10,017	$10,515	$10,367	$10,251
11/30/2022	$10,167	$10,711	$10,495	$10,628
12/31/2022	$10,196	$10,727	$10,514	$10,580
1/31/2023	$10,307	$10,870	$10,612	$10,905
2/28/2023	$10,194	$10,715	$10,536	$10,623
3/31/2023	$10,307	$10,873	$10,630	$10,893
4/30/2023	$10,283	$10,827	$10,621	$10,959
5/31/2023	$10,254	$10,769	$10,603	$10,840
6/30/2023	$10,310	$10,834	$10,651	$10,801
7/31/2023	$10,331	$10,859	$10,676	$10,794
8/31/2023	$10,319	$10,835	$10,677	$10,725
9/30/2023	$10,266	$10,732	$10,624	$10,452
10/31/2023	$10,270	$10,745	$10,634	$10,287
11/30/2023	$10,420	$11,006	$10,807	$10,753
12/31/2023	$10,521	$11,111	$10,893	$11,165
1/31/2024	$10,525	$11,091	$10,903	$11,134
2/29/2024	$10,549	$11,103	$10,924	$10,977
3/31/2024	$10,560	$11,090	$10,936	$11,078
4/30/2024	$10,544	$11,051	$10,926	$10,798
5/31/2024	$10,562	$11,042	$10,940	$10,981
6/30/2024	$10,637	$11,128	$11,011	$11,086
7/31/2024	$10,704	$11,222	$11,081	$11,344
8/31/2024	$10,780	$11,329	$11,155	$11,507
9/30/2024	$10,848	$11,386	$11,203	$11,662
10/31/2024	$10,781	$11,322	$11,169	$11,372
11/30/2024	$10,865	$11,380	$11,224	$11,493
12/31/2024	$10,826	$11,341	$11,207	$11,304
1/31/2025	$10,879	$11,402	$11,259	$11,364
2/28/2025	$10,940	$11,472	$11,311	$11,614
3/31/2025	$10,894	$11,454	$11,301	$11,619
4/30/2025	$10,871	$11,414	$11,293	$11,665
5/31/2025	$10,926	$11,493	$11,343	$11,581
6/30/2025	$10,988	$11,575	$11,403	$11,759
7/31/2025	$11,035	$11,661	$11,453	$11,728
8/31/2025	$11,098	$11,731	$11,509	$11,868
9/30/2025	$11,153	$11,752	$11,551	$11,998

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A at NAV	2.81%	1.19%	1.33%
Class A with sales charge	0.50%	0.73%	1.10%
Bloomberg Municipal Bond Short 1-5 Year Index	3.22%	1.33%	1.63%
Lipper Short Duration Municipal Debt Funds Average	3.11%	1.59%	1.45%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.84%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in?

(as of September 30, 2025)

Key Fund Statistics

 (as of September 30, 2025)

Total Net Assets	$1,645,941,158
# of Portfolio Holdings	266
Portfolio Turnover Rate	64%
Total Advisory Fees Paid	$5,131,802
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A21.88%
  A-8.68%
  A+16.53%
  AA12.90%
  AA-3.52%
  AA+10.40%
  AAA6.75%
  B0.66%
  BB0.28%
  BB+0.29%
  BBB3.18%
  BBB-4.21%
  BBB+5.60%
  NR5.12%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class A

LSDAX

Lord Abbett Short Duration Tax Free Fund

Annual Shareholder Report

September 30, 2025

lordabbett.com/FundDocuments

TSR-A-2074-A

11/25

Class C

LSDCX

Lord Abbett Short Duration Tax Free Fund

Annual Shareholder Report

September 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Short Duration Tax Free Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$129	1.28%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2025, the Fund returned 2.24%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 3.22% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond Short 1-5 Year Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% over the same period.

The municipal yield curve steepened over the one-year period, with shorter maturities experiencing a fall in rates while yields moved higher in longer maturities. Positive factors for the municipal market included healthy demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Also supporting the market was the start of interest rate cuts by the U.S. Federal Reserve towards the end of the period. Negative factors included periods of rate volatility, uncertainty driven by the current administration’s fiscal policies and a continued increase in municipal bond supply after an above-average year of issuance in the prior year. Against this backdrop, municipal bonds delivered modest returns.

Top contributors to the Fund’s performance: An overweight allocation to A- and BBB-rated bonds contributed to relative performance. The Fund’s greater yield relative to the Bloomberg Municipal Bond Short 1-5 Year Index contributed to relative returns over the period.

Top detractors from the Fund’s performance: An overweight allocation to Variable Rate Demand Notes detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class C with load	Bloomberg Municipal Bond Short 1-5 Year Index	Lipper Short Duration Municipal Debt Funds Average	Bloomberg U.S. Aggregate Bond Index
9/30/2015	$10,000	$10,000	$10,000	$10,000
10/31/2015	$10,016	$10,027	$10,018	$10,002
11/30/2015	$9,995	$10,009	$10,008	$9,975
12/31/2015	$9,998	$10,008	$10,010	$9,943
1/31/2016	$10,039	$10,070	$10,046	$10,080
2/29/2016	$10,063	$10,102	$10,060	$10,151
3/31/2016	$10,035	$10,078	$10,046	$10,244
4/30/2016	$10,052	$10,103	$10,064	$10,284
5/31/2016	$10,043	$10,096	$10,059	$10,286
6/30/2016	$10,080	$10,144	$10,091	$10,471
7/31/2016	$10,096	$10,172	$10,106	$10,537
8/31/2016	$10,093	$10,160	$10,104	$10,525
9/30/2016	$10,065	$10,123	$10,086	$10,519
10/31/2016	$10,037	$10,113	$10,078	$10,439
11/30/2016	$9,862	$9,986	$9,990	$10,192
12/31/2016	$9,871	$10,015	$10,000	$10,206
1/31/2017	$9,920	$10,082	$10,035	$10,226
2/28/2017	$9,957	$10,137	$10,067	$10,295
3/31/2017	$9,947	$10,135	$10,069	$10,290
4/30/2017	$9,984	$10,168	$10,092	$10,369
5/31/2017	$10,026	$10,218	$10,125	$10,449
6/30/2017	$10,005	$10,192	$10,115	$10,438
7/31/2017	$10,034	$10,235	$10,144	$10,483
8/31/2017	$10,063	$10,276	$10,172	$10,577
9/30/2017	$10,029	$10,242	$10,159	$10,527
10/31/2017	$10,027	$10,240	$10,158	$10,533
11/30/2017	$9,961	$10,156	$10,117	$10,519
12/31/2017	$9,972	$10,176	$10,129	$10,568
1/31/2018	$9,957	$10,190	$10,135	$10,446
2/28/2018	$9,951	$10,193	$10,136	$10,347
3/31/2018	$9,944	$10,186	$10,134	$10,413
4/30/2018	$9,926	$10,161	$10,125	$10,336
5/31/2018	$9,965	$10,217	$10,161	$10,410
6/30/2018	$9,979	$10,254	$10,182	$10,397
7/31/2018	$10,000	$10,285	$10,202	$10,399
8/31/2018	$10,002	$10,281	$10,208	$10,466
9/30/2018	$9,972	$10,243	$10,189	$10,399
10/31/2018	$9,949	$10,238	$10,184	$10,317
11/30/2018	$9,985	$10,290	$10,217	$10,378
12/31/2018	$10,020	$10,356	$10,254	$10,569
1/31/2019	$10,068	$10,413	$10,293	$10,681
2/28/2019	$10,100	$10,448	$10,316	$10,675
3/31/2019	$10,156	$10,494	$10,355	$10,880
4/30/2019	$10,167	$10,496	$10,365	$10,883
5/31/2019	$10,236	$10,564	$10,411	$11,076
6/30/2019	$10,266	$10,611	$10,441	$11,215
7/31/2019	$10,315	$10,669	$10,480	$11,240
8/31/2019	$10,371	$10,698	$10,509	$11,531
9/30/2019	$10,323	$10,645	$10,486	$11,470
10/31/2019	$10,339	$10,690	$10,507	$11,504
11/30/2019	$10,348	$10,713	$10,523	$11,498
12/31/2019	$10,364	$10,735	$10,534	$11,490
1/31/2020	$10,444	$10,807	$10,584	$11,711
2/29/2020	$10,506	$10,845	$10,615	$11,922
3/31/2020	$10,175	$10,690	$10,480	$11,852
4/30/2020	$10,118	$10,705	$10,461	$12,063
5/31/2020	$10,257	$10,903	$10,572	$12,119
6/30/2020	$10,349	$10,925	$10,616	$12,195
7/31/2020	$10,434	$10,990	$10,664	$12,377
8/31/2020	$10,439	$10,989	$10,669	$12,277
9/30/2020	$10,431	$11,002	$10,675	$12,271
10/31/2020	$10,415	$10,985	$10,669	$12,216
11/30/2020	$10,472	$11,017	$10,702	$12,336
12/31/2020	$10,509	$11,038	$10,723	$12,353
1/31/2021	$10,551	$11,064	$10,747	$12,264
2/28/2021	$10,477	$11,020	$10,713	$12,087
3/31/2021	$10,492	$11,047	$10,724	$11,936
4/30/2021	$10,521	$11,072	$10,745	$12,030
5/31/2021	$10,529	$11,074	$10,754	$12,070
6/30/2021	$10,531	$11,075	$10,756	$12,155
7/31/2021	$10,558	$11,112	$10,776	$12,290
8/31/2021	$10,539	$11,108	$10,769	$12,267
9/30/2021	$10,487	$11,084	$10,744	$12,161
10/31/2021	$10,468	$11,068	$10,734	$12,157
11/30/2021	$10,476	$11,074	$10,744	$12,193
12/31/2021	$10,470	$11,078	$10,742	$12,162
1/31/2022	$10,305	$10,908	$10,639	$11,900
2/28/2022	$10,255	$10,879	$10,613	$11,767
3/31/2022	$10,098	$10,709	$10,510	$11,441
4/30/2022	$9,982	$10,606	$10,436	$11,006
5/31/2022	$10,031	$10,729	$10,495	$11,077
6/30/2022	$9,989	$10,718	$10,474	$10,904
7/31/2022	$10,073	$10,835	$10,551	$11,170
8/31/2022	$9,974	$10,700	$10,476	$10,854
9/30/2022	$9,822	$10,517	$10,372	$10,385
10/31/2022	$9,804	$10,515	$10,367	$10,251
11/30/2022	$9,946	$10,711	$10,495	$10,628
12/31/2022	$9,970	$10,727	$10,514	$10,580
1/31/2023	$10,073	$10,870	$10,612	$10,905
2/28/2023	$9,958	$10,715	$10,536	$10,623
3/31/2023	$10,056	$10,873	$10,630	$10,893
4/30/2023	$10,035	$10,827	$10,621	$10,959
5/31/2023	$10,002	$10,769	$10,603	$10,840
6/30/2023	$10,051	$10,834	$10,651	$10,801
7/31/2023	$10,066	$10,859	$10,676	$10,794
8/31/2023	$10,049	$10,835	$10,677	$10,725
9/30/2023	$9,993	$10,732	$10,624	$10,452
10/31/2023	$9,991	$10,745	$10,634	$10,287
11/30/2023	$10,132	$11,006	$10,807	$10,753
12/31/2023	$10,219	$11,111	$10,893	$11,165
1/31/2024	$10,224	$11,091	$10,903	$11,134
2/29/2024	$10,243	$11,103	$10,924	$10,977
3/31/2024	$10,248	$11,090	$10,936	$11,078
4/30/2024	$10,227	$11,051	$10,926	$10,798
5/31/2024	$10,239	$11,042	$10,940	$10,981
6/30/2024	$10,307	$11,128	$11,011	$11,086
7/31/2024	$10,366	$11,222	$11,081	$11,344
8/31/2024	$10,434	$11,329	$11,155	$11,507
9/30/2024	$10,488	$11,386	$11,203	$11,662
10/31/2024	$10,425	$11,322	$11,169	$11,372
11/30/2024	$10,494	$11,380	$11,224	$11,493
12/31/2024	$10,458	$11,341	$11,207	$11,304
1/31/2025	$10,504	$11,402	$11,259	$11,364
2/28/2025	$10,558	$11,472	$11,311	$11,614
3/31/2025	$10,507	$11,454	$11,301	$11,619
4/30/2025	$10,480	$11,414	$11,293	$11,665
5/31/2025	$10,527	$11,493	$11,343	$11,581
6/30/2025	$10,581	$11,575	$11,403	$11,759
7/31/2025	$10,621	$11,661	$11,453	$11,728
8/31/2025	$10,675	$11,731	$11,509	$11,868
9/30/2025	$10,723	$11,752	$11,551	$11,998

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C at NAV	2.24%	0.55%	0.70%
Class C with sales charge	1.24%	0.55%	0.70%
Bloomberg Municipal Bond Short 1-5 Year Index	3.22%	1.33%	1.63%
Lipper Short Duration Municipal Debt Funds Average	3.11%	1.59%	1.45%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.84%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in?

(as of September 30, 2025)

Key Fund Statistics

 (as of September 30, 2025)

Total Net Assets	$1,645,941,158
# of Portfolio Holdings	266
Portfolio Turnover Rate	64%
Total Advisory Fees Paid	$5,131,802
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A21.88%
  A-8.68%
  A+16.53%
  AA12.90%
  AA-3.52%
  AA+10.40%
  AAA6.75%
  B0.66%
  BB0.28%
  BB+0.29%
  BBB3.18%
  BBB-4.21%
  BBB+5.60%
  NR5.12%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class C

LSDCX

Lord Abbett Short Duration Tax Free Fund

Annual Shareholder Report

September 30, 2025

lordabbett.com/FundDocuments

TSR-A-2076-C

11/25

Class F

LSDFX

Lord Abbett Short Duration Tax Free Fund

Annual Shareholder Report

September 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Short Duration Tax Free Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$56	0.55%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2025, the Fund returned 2.91%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 3.22% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond Short 1-5 Year Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% over the same period.

The municipal yield curve steepened over the one-year period, with shorter maturities experiencing a fall in rates while yields moved higher in longer maturities. Positive factors for the municipal market included healthy demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Also supporting the market was the start of interest rate cuts by the U.S. Federal Reserve towards the end of the period. Negative factors included periods of rate volatility, uncertainty driven by the current administration’s fiscal policies and a continued increase in municipal bond supply after an above-average year of issuance in the prior year. Against this backdrop, municipal bonds delivered modest returns.

Top contributors to the Fund’s performance: An overweight allocation to A- and BBB-rated bonds contributed to relative performance. The Fund’s greater yield relative to the Bloomberg Municipal Bond Short 1-5 Year Index contributed to relative returns over the period.

Top detractors from the Fund’s performance: An overweight allocation to Variable Rate Demand Notes detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class F	Bloomberg Municipal Bond Short 1-5 Year Index	Lipper Short Duration Municipal Debt Funds Average	Bloomberg U.S. Aggregate Bond Index
9/30/2015	$10,000	$10,000	$10,000	$10,000
10/31/2015	$10,022	$10,027	$10,018	$10,002
11/30/2015	$10,007	$10,009	$10,008	$9,975
12/31/2015	$10,016	$10,008	$10,010	$9,943
1/31/2016	$10,064	$10,070	$10,046	$10,080
2/29/2016	$10,093	$10,102	$10,060	$10,151
3/31/2016	$10,071	$10,078	$10,046	$10,244
4/30/2016	$10,094	$10,103	$10,064	$10,284
5/31/2016	$10,091	$10,096	$10,059	$10,286
6/30/2016	$10,134	$10,144	$10,091	$10,471
7/31/2016	$10,156	$10,172	$10,106	$10,537
8/31/2016	$10,159	$10,160	$10,104	$10,525
9/30/2016	$10,137	$10,123	$10,086	$10,519
10/31/2016	$10,115	$10,113	$10,078	$10,439
11/30/2016	$9,944	$9,986	$9,990	$10,192
12/31/2016	$9,960	$10,015	$10,000	$10,206
1/31/2017	$10,015	$10,082	$10,035	$10,226
2/28/2017	$10,058	$10,137	$10,067	$10,295
3/31/2017	$10,054	$10,135	$10,069	$10,290
4/30/2017	$10,097	$10,168	$10,092	$10,369
5/31/2017	$10,146	$10,218	$10,125	$10,449
6/30/2017	$10,130	$10,192	$10,115	$10,438
7/31/2017	$10,166	$10,235	$10,144	$10,483
8/31/2017	$10,202	$10,276	$10,172	$10,577
9/30/2017	$10,173	$10,242	$10,159	$10,527
10/31/2017	$10,176	$10,240	$10,158	$10,533
11/30/2017	$10,115	$10,156	$10,117	$10,519
12/31/2017	$10,133	$10,176	$10,129	$10,568
1/31/2018	$10,124	$10,190	$10,135	$10,446
2/28/2018	$10,123	$10,193	$10,136	$10,347
3/31/2018	$10,122	$10,186	$10,134	$10,413
4/30/2018	$10,110	$10,161	$10,125	$10,336
5/31/2018	$10,156	$10,217	$10,161	$10,410
6/30/2018	$10,176	$10,254	$10,182	$10,397
7/31/2018	$10,203	$10,285	$10,202	$10,399
8/31/2018	$10,211	$10,281	$10,208	$10,466
9/30/2018	$10,187	$10,243	$10,189	$10,399
10/31/2018	$10,169	$10,238	$10,184	$10,317
11/30/2018	$10,212	$10,290	$10,217	$10,378
12/31/2018	$10,254	$10,356	$10,254	$10,569
1/31/2019	$10,309	$10,413	$10,293	$10,681
2/28/2019	$10,348	$10,448	$10,316	$10,675
3/31/2019	$10,411	$10,494	$10,355	$10,880
4/30/2019	$10,428	$10,496	$10,365	$10,883
5/31/2019	$10,506	$10,564	$10,411	$11,076
6/30/2019	$10,542	$10,611	$10,441	$11,215
7/31/2019	$10,600	$10,669	$10,480	$11,240
8/31/2019	$10,663	$10,698	$10,509	$11,531
9/30/2019	$10,620	$10,645	$10,486	$11,470
10/31/2019	$10,643	$10,690	$10,507	$11,504
11/30/2019	$10,658	$10,713	$10,523	$11,498
12/31/2019	$10,681	$10,735	$10,534	$11,490
1/31/2020	$10,777	$10,807	$10,584	$11,711
2/29/2020	$10,840	$10,845	$10,615	$11,922
3/31/2020	$10,512	$10,690	$10,480	$11,852
4/30/2020	$10,452	$10,705	$10,461	$12,063
5/31/2020	$10,608	$10,903	$10,572	$12,119
6/30/2020	$10,703	$10,925	$10,616	$12,195
7/31/2020	$10,798	$10,990	$10,664	$12,377
8/31/2020	$10,810	$10,989	$10,669	$12,277
9/30/2020	$10,808	$11,002	$10,675	$12,271
10/31/2020	$10,798	$10,985	$10,669	$12,216
11/30/2020	$10,864	$11,017	$10,702	$12,336
12/31/2020	$10,908	$11,038	$10,723	$12,353
1/31/2021	$10,966	$11,064	$10,747	$12,264
2/28/2021	$10,888	$11,020	$10,713	$12,087
3/31/2021	$10,911	$11,047	$10,724	$11,936
4/30/2021	$10,948	$11,072	$10,745	$12,030
5/31/2021	$10,964	$11,074	$10,754	$12,070
6/30/2021	$10,972	$11,075	$10,756	$12,155
7/31/2021	$11,008	$11,112	$10,776	$12,290
8/31/2021	$10,995	$11,108	$10,769	$12,267
9/30/2021	$10,955	$11,084	$10,744	$12,161
10/31/2021	$10,935	$11,068	$10,734	$12,157
11/30/2021	$10,957	$11,074	$10,744	$12,193
12/31/2021	$10,957	$11,078	$10,742	$12,162
1/31/2022	$10,785	$10,908	$10,639	$11,900
2/28/2022	$10,746	$10,879	$10,613	$11,767
3/31/2022	$10,587	$10,709	$10,510	$11,441
4/30/2022	$10,465	$10,606	$10,436	$11,006
5/31/2022	$10,530	$10,729	$10,495	$11,077
6/30/2022	$10,485	$10,718	$10,474	$10,904
7/31/2022	$10,587	$10,835	$10,551	$11,170
8/31/2022	$10,489	$10,700	$10,476	$10,854
9/30/2022	$10,335	$10,517	$10,372	$10,385
10/31/2022	$10,316	$10,515	$10,367	$10,251
11/30/2022	$10,471	$10,711	$10,495	$10,628
12/31/2022	$10,503	$10,727	$10,514	$10,580
1/31/2023	$10,617	$10,870	$10,612	$10,905
2/28/2023	$10,502	$10,715	$10,536	$10,623
3/31/2023	$10,619	$10,873	$10,630	$10,893
4/30/2023	$10,596	$10,827	$10,621	$10,959
5/31/2023	$10,574	$10,769	$10,603	$10,840
6/30/2023	$10,625	$10,834	$10,651	$10,801
7/31/2023	$10,647	$10,859	$10,676	$10,794
8/31/2023	$10,636	$10,835	$10,677	$10,725
9/30/2023	$10,583	$10,732	$10,624	$10,452
10/31/2023	$10,587	$10,745	$10,634	$10,287
11/30/2023	$10,750	$11,006	$10,807	$10,753
12/31/2023	$10,848	$11,111	$10,893	$11,165
1/31/2024	$10,852	$11,091	$10,903	$11,134
2/29/2024	$10,879	$11,103	$10,924	$10,977
3/31/2024	$10,891	$11,090	$10,936	$11,078
4/30/2024	$10,875	$11,051	$10,926	$10,798
5/31/2024	$10,895	$11,042	$10,940	$10,981
6/30/2024	$10,973	$11,128	$11,011	$11,086
7/31/2024	$11,050	$11,222	$11,081	$11,344
8/31/2024	$11,122	$11,329	$11,155	$11,507
9/30/2024	$11,194	$11,386	$11,203	$11,662
10/31/2024	$11,125	$11,322	$11,169	$11,372
11/30/2024	$11,212	$11,380	$11,224	$11,493
12/31/2024	$11,174	$11,341	$11,207	$11,304
1/31/2025	$11,229	$11,402	$11,259	$11,364
2/28/2025	$11,293	$11,472	$11,311	$11,614
3/31/2025	$11,247	$11,454	$11,301	$11,619
4/30/2025	$11,231	$11,414	$11,293	$11,665
5/31/2025	$11,281	$11,493	$11,343	$11,581
6/30/2025	$11,346	$11,575	$11,403	$11,759
7/31/2025	$11,396	$11,661	$11,453	$11,728
8/31/2025	$11,461	$11,731	$11,509	$11,868
9/30/2025	$11,520	$11,752	$11,551	$11,998

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class F at NAV	2.91%	1.28%	1.42%
Bloomberg Municipal Bond Short 1-5 Year Index	3.22%	1.33%	1.63%
Lipper Short Duration Municipal Debt Funds Average	3.11%	1.59%	1.45%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.84%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in?

(as of September 30, 2025)

Key Fund Statistics

 (as of September 30, 2025)

Total Net Assets	$1,645,941,158
# of Portfolio Holdings	266
Portfolio Turnover Rate	64%
Total Advisory Fees Paid	$5,131,802
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A21.88%
  A-8.68%
  A+16.53%
  AA12.90%
  AA-3.52%
  AA+10.40%
  AAA6.75%
  B0.66%
  BB0.28%
  BB+0.29%
  BBB3.18%
  BBB-4.21%
  BBB+5.60%
  NR5.12%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F

LSDFX

Lord Abbett Short Duration Tax Free Fund

Annual Shareholder Report

September 30, 2025

lordabbett.com/FundDocuments

TSR-A-2078-F

11/25

Class F3

LSDOX

Lord Abbett Short Duration Tax Free Fund

Annual Shareholder Report

September 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Short Duration Tax Free Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$42	0.41%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2025, the Fund returned 3.13%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 3.22% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond Short 1-5 Year Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% over the same period.

The municipal yield curve steepened over the one-year period, with shorter maturities experiencing a fall in rates while yields moved higher in longer maturities. Positive factors for the municipal market included healthy demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Also supporting the market was the start of interest rate cuts by the U.S. Federal Reserve towards the end of the period. Negative factors included periods of rate volatility, uncertainty driven by the current administration’s fiscal policies and a continued increase in municipal bond supply after an above-average year of issuance in the prior year. Against this backdrop, municipal bonds delivered modest returns.

Top contributors to the Fund’s performance: An overweight allocation to A- and BBB-rated bonds contributed to relative performance. The Fund’s greater yield relative to the Bloomberg Municipal Bond Short 1-5 Year Index contributed to relative returns over the period.

Top detractors from the Fund’s performance: An overweight allocation to Variable Rate Demand Notes detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class F3	Bloomberg Municipal Bond Short 1-5 Year Index	Lipper Short Duration Municipal Debt Funds Average	Bloomberg U.S. Aggregate Bond Index
4/4/2017	$10,000	$10,000	$10,000	$10,000
4/30/2017	$10,036	$10,028	$10,022	$10,051
5/31/2017	$10,085	$10,077	$10,054	$10,128
6/30/2017	$10,071	$10,052	$10,045	$10,118
7/31/2017	$10,107	$10,094	$10,073	$10,162
8/31/2017	$10,144	$10,134	$10,102	$10,253
9/30/2017	$10,123	$10,101	$10,088	$10,204
10/31/2017	$10,121	$10,099	$10,087	$10,210
11/30/2017	$10,061	$10,016	$10,047	$10,197
12/31/2017	$10,086	$10,036	$10,058	$10,244
1/31/2018	$10,078	$10,050	$10,064	$10,126
2/28/2018	$10,072	$10,053	$10,065	$10,030
3/31/2018	$10,078	$10,046	$10,063	$10,094
4/30/2018	$10,060	$10,021	$10,054	$10,019
5/31/2018	$10,114	$10,076	$10,090	$10,091
6/30/2018	$10,135	$10,113	$10,112	$10,078
7/31/2018	$10,163	$10,143	$10,132	$10,080
8/31/2018	$10,172	$10,140	$10,138	$10,145
9/30/2018	$10,142	$10,102	$10,119	$10,080
10/31/2018	$10,132	$10,097	$10,114	$10,000
11/30/2018	$10,175	$10,149	$10,147	$10,060
12/31/2018	$10,218	$10,213	$10,183	$10,245
1/31/2019	$10,268	$10,270	$10,222	$10,354
2/28/2019	$10,314	$10,304	$10,245	$10,348
3/31/2019	$10,378	$10,349	$10,283	$10,546
4/30/2019	$10,397	$10,351	$10,293	$10,549
5/31/2019	$10,475	$10,419	$10,339	$10,736
6/30/2019	$10,512	$10,465	$10,368	$10,871
7/31/2019	$10,564	$10,522	$10,407	$10,895
8/31/2019	$10,635	$10,551	$10,436	$11,177
9/30/2019	$10,592	$10,499	$10,413	$11,118
10/31/2019	$10,616	$10,542	$10,434	$11,151
11/30/2019	$10,634	$10,565	$10,451	$11,146
12/31/2019	$10,657	$10,587	$10,461	$11,138
1/31/2020	$10,747	$10,658	$10,511	$11,352
2/29/2020	$10,818	$10,696	$10,542	$11,557
3/31/2020	$10,485	$10,543	$10,407	$11,489
4/30/2020	$10,434	$10,557	$10,388	$11,693
5/31/2020	$10,584	$10,753	$10,499	$11,747
6/30/2020	$10,686	$10,774	$10,543	$11,821
7/31/2020	$10,775	$10,839	$10,590	$11,998
8/31/2020	$10,788	$10,837	$10,595	$11,901
9/30/2020	$10,788	$10,850	$10,601	$11,894
10/31/2020	$10,786	$10,833	$10,595	$11,841
11/30/2020	$10,846	$10,865	$10,628	$11,958
12/31/2020	$10,892	$10,886	$10,649	$11,974
1/31/2021	$10,951	$10,911	$10,672	$11,888
2/28/2021	$10,874	$10,868	$10,639	$11,716
3/31/2021	$10,898	$10,895	$10,650	$11,570
4/30/2021	$10,943	$10,919	$10,670	$11,662
5/31/2021	$10,953	$10,922	$10,679	$11,700
6/30/2021	$10,970	$10,923	$10,681	$11,782
7/31/2021	$11,007	$10,959	$10,701	$11,914
8/31/2021	$10,995	$10,955	$10,694	$11,891
9/30/2021	$10,949	$10,931	$10,669	$11,788
10/31/2021	$10,931	$10,916	$10,659	$11,785
11/30/2021	$10,954	$10,922	$10,669	$11,820
12/31/2021	$10,956	$10,926	$10,667	$11,789
1/31/2022	$10,792	$10,758	$10,565	$11,535
2/28/2022	$10,746	$10,729	$10,540	$11,407
3/31/2022	$10,590	$10,562	$10,437	$11,090
4/30/2022	$10,468	$10,460	$10,363	$10,669
5/31/2022	$10,535	$10,581	$10,422	$10,738
6/30/2022	$10,491	$10,570	$10,401	$10,569
7/31/2022	$10,594	$10,686	$10,478	$10,828
8/31/2022	$10,497	$10,552	$10,403	$10,522
9/30/2022	$10,345	$10,372	$10,300	$10,067
10/31/2022	$10,334	$10,371	$10,295	$9,937
11/30/2022	$10,484	$10,563	$10,422	$10,302
12/31/2022	$10,517	$10,579	$10,441	$10,256
1/31/2023	$10,633	$10,720	$10,539	$10,571
2/28/2023	$10,526	$10,567	$10,463	$10,298
3/31/2023	$10,637	$10,724	$10,556	$10,559
4/30/2023	$10,622	$10,678	$10,548	$10,623
5/31/2023	$10,594	$10,621	$10,530	$10,508
6/30/2023	$10,646	$10,684	$10,577	$10,470
7/31/2023	$10,670	$10,710	$10,602	$10,463
8/31/2023	$10,660	$10,686	$10,603	$10,396
9/30/2023	$10,608	$10,584	$10,551	$10,132
10/31/2023	$10,614	$10,597	$10,560	$9,972
11/30/2023	$10,778	$10,855	$10,732	$10,424
12/31/2023	$10,878	$10,958	$10,818	$10,823
1/31/2024	$10,891	$10,938	$10,828	$10,793
2/29/2024	$10,919	$10,950	$10,849	$10,640
3/31/2024	$10,932	$10,937	$10,860	$10,739
4/30/2024	$10,917	$10,899	$10,851	$10,467
5/31/2024	$10,931	$10,890	$10,864	$10,645
6/30/2024	$11,011	$10,975	$10,935	$10,746
7/31/2024	$11,090	$11,067	$11,004	$10,997
8/31/2024	$11,170	$11,173	$11,077	$11,155
9/30/2024	$11,236	$11,229	$11,125	$11,304
10/31/2024	$11,176	$11,166	$11,091	$11,024
11/30/2024	$11,258	$11,223	$11,147	$11,140
12/31/2024	$11,220	$11,184	$11,129	$10,958
1/31/2025	$11,285	$11,245	$11,181	$11,016
2/28/2025	$11,343	$11,314	$11,233	$11,258
3/31/2025	$11,297	$11,297	$11,223	$11,263
4/30/2025	$11,283	$11,257	$11,215	$11,307
5/31/2025	$11,334	$11,335	$11,264	$11,226
6/30/2025	$11,409	$11,416	$11,324	$11,399
7/31/2025	$11,460	$11,500	$11,373	$11,368
8/31/2025	$11,527	$11,570	$11,429	$11,504
9/30/2025	$11,587	$11,590	$11,470	$11,630

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	3.13%	1.44%	1.75%
Bloomberg Municipal Bond Short 1-5 Year Index	3.22%	1.33%	1.75%
Lipper Short Duration Municipal Debt Funds Average	3.11%	1.59%	1.63%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.79%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in?

(as of September 30, 2025)

Key Fund Statistics

 (as of September 30, 2025)

Total Net Assets	$1,645,941,158
# of Portfolio Holdings	266
Portfolio Turnover Rate	64%
Total Advisory Fees Paid	$5,131,802
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A21.88%
  A-8.68%
  A+16.53%
  AA12.90%
  AA-3.52%
  AA+10.40%
  AAA6.75%
  B0.66%
  BB0.28%
  BB+0.29%
  BBB3.18%
  BBB-4.21%
  BBB+5.60%
  NR5.12%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F3

LSDOX

Lord Abbett Short Duration Tax Free Fund

Annual Shareholder Report

September 30, 2025

lordabbett.com/FundDocuments

TSR-A-8992-F3

11/25

Class I

LISDX

Lord Abbett Short Duration Tax Free Fund

Annual Shareholder Report

September 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Short Duration Tax Free Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46	0.45%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2025, the Fund returned 3.08%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 3.22% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond Short 1-5 Year Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% over the same period.

The municipal yield curve steepened over the one-year period, with shorter maturities experiencing a fall in rates while yields moved higher in longer maturities. Positive factors for the municipal market included healthy demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Also supporting the market was the start of interest rate cuts by the U.S. Federal Reserve towards the end of the period. Negative factors included periods of rate volatility, uncertainty driven by the current administration’s fiscal policies and a continued increase in municipal bond supply after an above-average year of issuance in the prior year. Against this backdrop, municipal bonds delivered modest returns.

Top contributors to the Fund’s performance: An overweight allocation to A- and BBB-rated bonds contributed to relative performance. The Fund’s greater yield relative to the Bloomberg Municipal Bond Short 1-5 Year Index contributed to relative returns over the period.

Top detractors from the Fund’s performance: An overweight allocation to Variable Rate Demand Notes detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class I	Bloomberg Municipal Bond Short 1-5 Year Index	Lipper Short Duration Municipal Debt Funds Average	Bloomberg U.S. Aggregate Bond Index
9/30/2015	$10,000	$10,000	$10,000	$10,000
10/31/2015	$10,023	$10,027	$10,018	$10,002
11/30/2015	$10,015	$10,009	$10,008	$9,975
12/31/2015	$10,019	$10,008	$10,010	$9,943
1/31/2016	$10,073	$10,070	$10,046	$10,080
2/29/2016	$10,098	$10,102	$10,060	$10,151
3/31/2016	$10,076	$10,078	$10,046	$10,244
4/30/2016	$10,106	$10,103	$10,064	$10,284
5/31/2016	$10,098	$10,096	$10,059	$10,286
6/30/2016	$10,141	$10,144	$10,091	$10,471
7/31/2016	$10,171	$10,172	$10,106	$10,537
8/31/2016	$10,168	$10,160	$10,104	$10,525
9/30/2016	$10,147	$10,123	$10,086	$10,519
10/31/2016	$10,126	$10,113	$10,078	$10,439
11/30/2016	$9,956	$9,986	$9,990	$10,192
12/31/2016	$9,972	$10,015	$10,000	$10,206
1/31/2017	$10,034	$10,082	$10,035	$10,226
2/28/2017	$10,072	$10,137	$10,067	$10,295
3/31/2017	$10,076	$10,135	$10,069	$10,290
4/30/2017	$10,113	$10,168	$10,092	$10,369
5/31/2017	$10,162	$10,218	$10,125	$10,449
6/30/2017	$10,148	$10,192	$10,115	$10,438
7/31/2017	$10,184	$10,235	$10,144	$10,483
8/31/2017	$10,221	$10,276	$10,172	$10,577
9/30/2017	$10,200	$10,242	$10,159	$10,527
10/31/2017	$10,197	$10,240	$10,158	$10,533
11/30/2017	$10,137	$10,156	$10,117	$10,519
12/31/2017	$10,162	$10,176	$10,129	$10,568
1/31/2018	$10,148	$10,190	$10,135	$10,446
2/28/2018	$10,147	$10,193	$10,136	$10,347
3/31/2018	$10,147	$10,186	$10,134	$10,413
4/30/2018	$10,136	$10,161	$10,125	$10,336
5/31/2018	$10,189	$10,217	$10,161	$10,410
6/30/2018	$10,211	$10,254	$10,182	$10,397
7/31/2018	$10,232	$10,285	$10,202	$10,399
8/31/2018	$10,241	$10,281	$10,208	$10,466
9/30/2018	$10,217	$10,243	$10,189	$10,399
10/31/2018	$10,200	$10,238	$10,184	$10,317
11/30/2018	$10,244	$10,290	$10,217	$10,378
12/31/2018	$10,293	$10,356	$10,254	$10,569
1/31/2019	$10,343	$10,413	$10,293	$10,681
2/28/2019	$10,383	$10,448	$10,316	$10,675
3/31/2019	$10,447	$10,494	$10,355	$10,880
4/30/2019	$10,472	$10,496	$10,365	$10,883
5/31/2019	$10,544	$10,564	$10,411	$11,076
6/30/2019	$10,588	$10,611	$10,441	$11,215
7/31/2019	$10,640	$10,669	$10,480	$11,240
8/31/2019	$10,712	$10,698	$10,509	$11,531
9/30/2019	$10,662	$10,645	$10,486	$11,470
10/31/2019	$10,686	$10,690	$10,507	$11,504
11/30/2019	$10,709	$10,713	$10,523	$11,498
12/31/2019	$10,733	$10,735	$10,534	$11,490
1/31/2020	$10,823	$10,807	$10,584	$11,711
2/29/2020	$10,888	$10,845	$10,615	$11,922
3/31/2020	$10,559	$10,690	$10,480	$11,852
4/30/2020	$10,500	$10,705	$10,461	$12,063
5/31/2020	$10,658	$10,903	$10,572	$12,119
6/30/2020	$10,753	$10,925	$10,616	$12,195
7/31/2020	$10,850	$10,990	$10,664	$12,377
8/31/2020	$10,863	$10,989	$10,669	$12,277
9/30/2020	$10,862	$11,002	$10,675	$12,271
10/31/2020	$10,860	$10,985	$10,669	$12,216
11/30/2020	$10,920	$11,017	$10,702	$12,336
12/31/2020	$10,966	$11,038	$10,723	$12,353
1/31/2021	$11,025	$11,064	$10,747	$12,264
2/28/2021	$10,947	$11,020	$10,713	$12,087
3/31/2021	$10,971	$11,047	$10,724	$11,936
4/30/2021	$11,016	$11,072	$10,745	$12,030
5/31/2021	$11,026	$11,074	$10,754	$12,070
6/30/2021	$11,042	$11,075	$10,756	$12,155
7/31/2021	$11,079	$11,112	$10,776	$12,290
8/31/2021	$11,060	$11,108	$10,769	$12,267
9/30/2021	$11,021	$11,084	$10,744	$12,161
10/31/2021	$11,001	$11,068	$10,734	$12,157
11/30/2021	$11,024	$11,074	$10,744	$12,193
12/31/2021	$11,026	$11,078	$10,742	$12,162
1/31/2022	$10,861	$10,908	$10,639	$11,900
2/28/2022	$10,815	$10,879	$10,613	$11,767
3/31/2022	$10,656	$10,709	$10,510	$11,441
4/30/2022	$10,534	$10,606	$10,436	$11,006
5/31/2022	$10,601	$10,729	$10,495	$11,077
6/30/2022	$10,557	$10,718	$10,474	$10,904
7/31/2022	$10,660	$10,835	$10,551	$11,170
8/31/2022	$10,562	$10,700	$10,476	$10,854
9/30/2022	$10,408	$10,517	$10,372	$10,385
10/31/2022	$10,397	$10,515	$10,367	$10,251
11/30/2022	$10,547	$10,711	$10,495	$10,628
12/31/2022	$10,580	$10,727	$10,514	$10,580
1/31/2023	$10,696	$10,870	$10,612	$10,905
2/28/2023	$10,588	$10,715	$10,536	$10,623
3/31/2023	$10,699	$10,873	$10,630	$10,893
4/30/2023	$10,684	$10,827	$10,621	$10,959
5/31/2023	$10,656	$10,769	$10,603	$10,840
6/30/2023	$10,708	$10,834	$10,651	$10,801
7/31/2023	$10,732	$10,859	$10,676	$10,794
8/31/2023	$10,721	$10,835	$10,677	$10,725
9/30/2023	$10,668	$10,732	$10,624	$10,452
10/31/2023	$10,674	$10,745	$10,634	$10,287
11/30/2023	$10,839	$11,006	$10,807	$10,753
12/31/2023	$10,939	$11,111	$10,893	$11,165
1/31/2024	$10,944	$11,091	$10,903	$11,134
2/29/2024	$10,979	$11,103	$10,924	$10,977
3/31/2024	$10,992	$11,090	$10,936	$11,078
4/30/2024	$10,977	$11,051	$10,926	$10,798
5/31/2024	$10,990	$11,042	$10,940	$10,981
6/30/2024	$11,070	$11,128	$11,011	$11,086
7/31/2024	$11,149	$11,222	$11,081	$11,344
8/31/2024	$11,222	$11,329	$11,155	$11,507
9/30/2024	$11,296	$11,386	$11,203	$11,662
10/31/2024	$11,235	$11,322	$11,169	$11,372
11/30/2024	$11,317	$11,380	$11,224	$11,493
12/31/2024	$11,278	$11,341	$11,207	$11,304
1/31/2025	$11,336	$11,402	$11,259	$11,364
2/28/2025	$11,401	$11,472	$11,311	$11,614
3/31/2025	$11,355	$11,454	$11,301	$11,619
4/30/2025	$11,340	$11,414	$11,293	$11,665
5/31/2025	$11,392	$11,493	$11,343	$11,581
6/30/2025	$11,458	$11,575	$11,403	$11,759
7/31/2025	$11,517	$11,661	$11,453	$11,728
8/31/2025	$11,576	$11,731	$11,509	$11,868
9/30/2025	$11,644	$11,752	$11,551	$11,998

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class I at NAV	3.08%	1.40%	1.53%
Bloomberg Municipal Bond Short 1-5 Year Index	3.22%	1.33%	1.63%
Lipper Short Duration Municipal Debt Funds Average	3.11%	1.59%	1.45%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.84%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in?

(as of September 30, 2025)

Key Fund Statistics

 (as of September 30, 2025)

Total Net Assets	$1,645,941,158
# of Portfolio Holdings	266
Portfolio Turnover Rate	64%
Total Advisory Fees Paid	$5,131,802
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A21.88%
  A-8.68%
  A+16.53%
  AA12.90%
  AA-3.52%
  AA+10.40%
  AAA6.75%
  B0.66%
  BB0.28%
  BB+0.29%
  BBB3.18%
  BBB-4.21%
  BBB+5.60%
  NR5.12%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class I

LISDX

Lord Abbett Short Duration Tax Free Fund

Annual Shareholder Report

September 30, 2025

lordabbett.com/FundDocuments

TSR-A-2077-I

11/25

Class A

LANYX

Lord Abbett New York Tax Free Fund

Annual Shareholder Report

September 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett New York Tax Free Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$81	0.81%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2025, the Fund returned -0.24%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 1.39% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% over the same period. The Fund's use of derivatives, which are generally used for hedging, non-hedging, and duration management purposes, contributed to relative performance for the period.

The municipal yield curve steepened over the one-year period, with shorter maturities experiencing a fall in rates while yields moved higher in longer maturities. Positive factors for the municipal market included healthy demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Also supporting the market was the start of interest rate cuts by the U.S. Federal Reserve towards the end of the period. Negative factors included periods of rate volatility, uncertainty driven by the current administration’s fiscal policies and a continued increase in municipal bond supply after an above-average year of issuance in the prior year. Against this backdrop, municipal bonds delivered modest returns.

Top contributors to the Fund’s performance: Security selection with the Special Tax, Education, Leasing, and Transportation sectors contributed to relative performance.

Top detractors from the Fund’s performance: The Fund’s longer duration positioning and overweight allocation to longer maturity bonds detracted from relative performance amid a rise in long-term rates with the steepening of the yield curve. An overweight allocation to non-investment grade bonds detracted from relative performance. An overweight allocation to the Tobacco and Education sectors and underweight allocation to the Housing sector detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	Bloomberg Municipal Bond Index	Lipper New York Municipal Debt Funds Average	Bloomberg U.S. Aggregate Bond Index
9/30/2015	$9,773	$10,000	$10,000	$10,000
10/31/2015	$9,824	$10,040	$10,041	$10,002
11/30/2015	$9,867	$10,080	$10,088	$9,975
12/31/2015	$9,953	$10,151	$10,166	$9,943
1/31/2016	$10,082	$10,272	$10,263	$10,080
2/29/2016	$10,089	$10,288	$10,270	$10,151
3/31/2016	$10,131	$10,320	$10,321	$10,244
4/30/2016	$10,225	$10,396	$10,399	$10,284
5/31/2016	$10,274	$10,424	$10,451	$10,286
6/30/2016	$10,466	$10,590	$10,647	$10,471
7/31/2016	$10,472	$10,597	$10,633	$10,537
8/31/2016	$10,511	$10,611	$10,662	$10,525
9/30/2016	$10,462	$10,558	$10,617	$10,519
10/31/2016	$10,331	$10,447	$10,504	$10,439
11/30/2016	$9,912	$10,058	$10,119	$10,192
12/31/2016	$10,006	$10,176	$10,212	$10,206
1/31/2017	$10,083	$10,243	$10,259	$10,226
2/28/2017	$10,143	$10,314	$10,323	$10,295
3/31/2017	$10,156	$10,336	$10,357	$10,290
4/30/2017	$10,242	$10,411	$10,435	$10,369
5/31/2017	$10,392	$10,577	$10,580	$10,449
6/30/2017	$10,359	$10,539	$10,560	$10,438
7/31/2017	$10,427	$10,624	$10,617	$10,483
8/31/2017	$10,501	$10,705	$10,682	$10,577
9/30/2017	$10,429	$10,650	$10,631	$10,527
10/31/2017	$10,413	$10,676	$10,626	$10,533
11/30/2017	$10,352	$10,619	$10,573	$10,519
12/31/2017	$10,474	$10,730	$10,682	$10,568
1/31/2018	$10,356	$10,604	$10,580	$10,446
2/28/2018	$10,305	$10,572	$10,539	$10,347
3/31/2018	$10,373	$10,611	$10,592	$10,413
4/30/2018	$10,338	$10,573	$10,558	$10,336
5/31/2018	$10,463	$10,694	$10,688	$10,410
6/30/2018	$10,485	$10,703	$10,702	$10,397
7/31/2018	$10,488	$10,729	$10,718	$10,399
8/31/2018	$10,528	$10,757	$10,743	$10,466
9/30/2018	$10,466	$10,687	$10,672	$10,399
10/31/2018	$10,375	$10,622	$10,584	$10,317
11/30/2018	$10,465	$10,739	$10,668	$10,378
12/31/2018	$10,577	$10,868	$10,778	$10,569
1/31/2019	$10,647	$10,950	$10,844	$10,681
2/28/2019	$10,730	$11,009	$10,914	$10,675
3/31/2019	$10,934	$11,182	$11,105	$10,880
4/30/2019	$10,996	$11,224	$11,157	$10,883
5/31/2019	$11,163	$11,379	$11,314	$11,076
6/30/2019	$11,205	$11,421	$11,350	$11,215
7/31/2019	$11,285	$11,513	$11,427	$11,240
8/31/2019	$11,500	$11,695	$11,634	$11,531
9/30/2019	$11,406	$11,601	$11,551	$11,470
10/31/2019	$11,389	$11,622	$11,537	$11,504
11/30/2019	$11,401	$11,651	$11,561	$11,498
12/31/2019	$11,443	$11,687	$11,592	$11,490
1/31/2020	$11,688	$11,897	$11,811	$11,711
2/29/2020	$11,887	$12,050	$11,994	$11,922
3/31/2020	$11,165	$11,613	$11,381	$11,852
4/30/2020	$10,835	$11,467	$11,082	$12,063
5/31/2020	$11,220	$11,832	$11,445	$12,119
6/30/2020	$11,459	$11,929	$11,617	$12,195
7/31/2020	$11,649	$12,130	$11,804	$12,377
8/31/2020	$11,592	$12,073	$11,750	$12,277
9/30/2020	$11,544	$12,076	$11,716	$12,271
10/31/2020	$11,537	$12,040	$11,692	$12,216
11/30/2020	$11,807	$12,221	$11,937	$12,336
12/31/2020	$11,962	$12,296	$12,064	$12,353
1/31/2021	$12,113	$12,374	$12,183	$12,264
2/28/2021	$11,886	$12,177	$11,981	$12,087
3/31/2021	$11,978	$12,253	$12,068	$11,936
4/30/2021	$12,150	$12,355	$12,213	$12,030
5/31/2021	$12,252	$12,392	$12,317	$12,070
6/30/2021	$12,324	$12,426	$12,386	$12,155
7/31/2021	$12,426	$12,529	$12,482	$12,290
8/31/2021	$12,356	$12,483	$12,416	$12,267
9/30/2021	$12,226	$12,393	$12,306	$12,161
10/31/2021	$12,196	$12,357	$12,295	$12,157
11/30/2021	$12,350	$12,462	$12,422	$12,193
12/31/2021	$12,371	$12,482	$12,444	$12,162
1/31/2022	$11,974	$12,141	$12,094	$11,900
2/28/2022	$11,875	$12,097	$12,015	$11,767
3/31/2022	$11,416	$11,705	$11,597	$11,441
4/30/2022	$10,979	$11,381	$11,210	$11,006
5/31/2022	$11,135	$11,550	$11,366	$11,077
6/30/2022	$10,789	$11,361	$11,061	$10,904
7/31/2022	$11,143	$11,661	$11,391	$11,170
8/31/2022	$10,826	$11,406	$11,086	$10,854
9/30/2022	$10,281	$10,968	$10,609	$10,385
10/31/2022	$10,130	$10,877	$10,465	$10,251
11/30/2022	$10,760	$11,386	$11,056	$10,628
12/31/2022	$10,733	$11,418	$11,033	$10,580
1/31/2023	$11,167	$11,746	$11,423	$10,905
2/28/2023	$10,870	$11,480	$11,139	$10,623
3/31/2023	$11,106	$11,735	$11,365	$10,893
4/30/2023	$11,123	$11,708	$11,376	$10,959
5/31/2023	$11,054	$11,607	$11,311	$10,840
6/30/2023	$11,199	$11,723	$11,424	$10,801
7/31/2023	$11,226	$11,770	$11,449	$10,794
8/31/2023	$11,051	$11,600	$11,271	$10,725
9/30/2023	$10,685	$11,260	$10,905	$10,452
10/31/2023	$10,468	$11,164	$10,703	$10,287
11/30/2023	$11,248	$11,873	$11,500	$10,753
12/31/2023	$11,611	$12,149	$11,838	$11,165
1/31/2024	$11,608	$12,087	$11,830	$11,134
2/29/2024	$11,627	$12,102	$11,842	$10,977
3/31/2024	$11,635	$12,102	$11,846	$11,078
4/30/2024	$11,492	$11,952	$11,700	$10,798
5/31/2024	$11,478	$11,917	$11,709	$10,981
6/30/2024	$11,683	$12,100	$11,924	$11,086
7/31/2024	$11,780	$12,210	$12,024	$11,344
8/31/2024	$11,844	$12,306	$12,099	$11,507
9/30/2024	$11,963	$12,428	$12,227	$11,662
10/31/2024	$11,785	$12,247	$12,047	$11,372
11/30/2024	$12,016	$12,458	$12,262	$11,493
12/31/2024	$11,827	$12,277	$12,058	$11,304
1/31/2025	$11,837	$12,338	$12,073	$11,364
2/28/2025	$11,948	$12,461	$12,199	$11,614
3/31/2025	$11,713	$12,250	$11,943	$11,619
4/30/2025	$11,634	$12,151	$11,846	$11,665
5/31/2025	$11,555	$12,159	$11,751	$11,581
6/30/2025	$11,590	$12,234	$11,810	$11,759
7/31/2025	$11,477	$12,210	$11,713	$11,728
8/31/2025	$11,546	$12,316	$11,803	$11,868
9/30/2025	$11,934	$12,601	$12,195	$11,998

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A at NAV	(0.24%)	0.67%	2.02%
Class A with sales charge	(2.49%)	0.21%	1.78%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.34%
Lipper New York Municipal Debt Funds Average	(0.25%)	0.81%	2.00%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.84%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in?

(as of September 30, 2025)

Key Fund Statistics

 (as of September 30, 2025)

Total Net Assets	$584,787,933
# of Portfolio Holdings	290
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$2,602,315
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A10.03%
  A-4.19%
  A+3.54%
  AA12.20%
  AA-4.36%
  AA+11.94%
  AAA9.52%
  B-1.17%
  B+1.37%
  BB1.25%
  BB-0.67%
  BB+1.02%
  BBB10.19%
  BBB-13.79%
  BBB+7.07%
  CCC+0.28%
  NR7.41%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class A

LANYX

Lord Abbett New York Tax Free Fund

Annual Shareholder Report

September 30, 2025

lordabbett.com/FundDocuments

TSR-A-7-A

11/25

Class C

NYLAX

Lord Abbett New York Tax Free Fund

Annual Shareholder Report

September 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett New York Tax Free Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$143	1.44%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2025, the Fund returned -0.88%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 1.39% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% over the same period. The Fund's use of derivatives, which are generally used for hedging, non-hedging, and duration management purposes, contributed to relative performance for the period.

The municipal yield curve steepened over the one-year period, with shorter maturities experiencing a fall in rates while yields moved higher in longer maturities. Positive factors for the municipal market included healthy demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Also supporting the market was the start of interest rate cuts by the U.S. Federal Reserve towards the end of the period. Negative factors included periods of rate volatility, uncertainty driven by the current administration’s fiscal policies and a continued increase in municipal bond supply after an above-average year of issuance in the prior year. Against this backdrop, municipal bonds delivered modest returns.

Top contributors to the Fund’s performance: Security selection with the Special Tax, Education, Leasing, and Transportation sectors contributed to relative performance.

Top detractors from the Fund’s performance: The Fund’s longer duration positioning and overweight allocation to longer maturity bonds detracted from relative performance amid a rise in long-term rates with the steepening of the yield curve. An overweight allocation to non-investment grade bonds detracted from relative performance. An overweight allocation to the Tobacco and Education sectors and underweight allocation to the Housing sector detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class C with load	Bloomberg Municipal Bond Index	Lipper New York Municipal Debt Funds Average	Bloomberg U.S. Aggregate Bond Index
9/30/2015	$10,000	$10,000	$10,000	$10,000
10/31/2015	$10,038	$10,040	$10,041	$10,002
11/30/2015	$10,085	$10,080	$10,088	$9,975
12/31/2015	$10,158	$10,151	$10,166	$9,943
1/31/2016	$10,285	$10,272	$10,263	$10,080
2/29/2016	$10,296	$10,288	$10,270	$10,151
3/31/2016	$10,333	$10,320	$10,321	$10,244
4/30/2016	$10,423	$10,396	$10,399	$10,284
5/31/2016	$10,468	$10,424	$10,451	$10,286
6/30/2016	$10,650	$10,590	$10,647	$10,471
7/31/2016	$10,658	$10,597	$10,633	$10,537
8/31/2016	$10,684	$10,611	$10,662	$10,525
9/30/2016	$10,637	$10,558	$10,617	$10,519
10/31/2016	$10,498	$10,447	$10,504	$10,439
11/30/2016	$10,066	$10,058	$10,119	$10,192
12/31/2016	$10,148	$10,176	$10,212	$10,206
1/31/2017	$10,229	$10,243	$10,259	$10,226
2/28/2017	$10,285	$10,314	$10,323	$10,295
3/31/2017	$10,293	$10,336	$10,357	$10,290
4/30/2017	$10,365	$10,411	$10,435	$10,369
5/31/2017	$10,511	$10,577	$10,580	$10,449
6/30/2017	$10,482	$10,539	$10,560	$10,438
7/31/2017	$10,545	$10,624	$10,617	$10,483
8/31/2017	$10,605	$10,705	$10,682	$10,577
9/30/2017	$10,536	$10,650	$10,631	$10,527
10/31/2017	$10,514	$10,676	$10,626	$10,533
11/30/2017	$10,447	$10,619	$10,573	$10,519
12/31/2017	$10,556	$10,730	$10,682	$10,568
1/31/2018	$10,440	$10,604	$10,580	$10,446
2/28/2018	$10,384	$10,572	$10,539	$10,347
3/31/2018	$10,446	$10,611	$10,592	$10,413
4/30/2018	$10,397	$10,573	$10,558	$10,336
5/31/2018	$10,526	$10,694	$10,688	$10,410
6/30/2018	$10,533	$10,703	$10,702	$10,397
7/31/2018	$10,531	$10,729	$10,718	$10,399
8/31/2018	$10,576	$10,757	$10,743	$10,466
9/30/2018	$10,498	$10,687	$10,672	$10,399
10/31/2018	$10,411	$10,622	$10,584	$10,317
11/30/2018	$10,496	$10,739	$10,668	$10,378
12/31/2018	$10,593	$10,868	$10,778	$10,569
1/31/2019	$10,658	$10,950	$10,844	$10,681
2/28/2019	$10,745	$11,009	$10,914	$10,675
3/31/2019	$10,935	$11,182	$11,105	$10,880
4/30/2019	$11,001	$11,224	$11,157	$10,883
5/31/2019	$11,153	$11,379	$11,314	$11,076
6/30/2019	$11,189	$11,421	$11,350	$11,215
7/31/2019	$11,263	$11,513	$11,427	$11,240
8/31/2019	$11,472	$11,695	$11,634	$11,531
9/30/2019	$11,373	$11,601	$11,551	$11,470
10/31/2019	$11,359	$11,622	$11,537	$11,504
11/30/2019	$11,366	$11,651	$11,561	$11,498
12/31/2019	$11,401	$11,687	$11,592	$11,490
1/31/2020	$11,630	$11,897	$11,811	$11,711
2/29/2020	$11,821	$12,050	$11,994	$11,922
3/31/2020	$11,096	$11,613	$11,381	$11,852
4/30/2020	$10,771	$11,467	$11,082	$12,063
5/31/2020	$11,138	$11,832	$11,445	$12,119
6/30/2020	$11,370	$11,929	$11,617	$12,195
7/31/2020	$11,562	$12,130	$11,804	$12,377
8/31/2020	$11,489	$12,073	$11,750	$12,277
9/30/2020	$11,446	$12,076	$11,716	$12,271
10/31/2020	$11,432	$12,040	$11,692	$12,216
11/30/2020	$11,694	$12,221	$11,937	$12,336
12/31/2020	$11,830	$12,296	$12,064	$12,353
1/31/2021	$11,973	$12,374	$12,183	$12,264
2/28/2021	$11,753	$12,177	$11,981	$12,087
3/31/2021	$11,827	$12,253	$12,068	$11,936
4/30/2021	$11,991	$12,355	$12,213	$12,030
5/31/2021	$12,085	$12,392	$12,317	$12,070
6/30/2021	$12,159	$12,426	$12,386	$12,155
7/31/2021	$12,253	$12,529	$12,482	$12,290
8/31/2021	$12,168	$12,483	$12,416	$12,267
9/30/2021	$12,033	$12,393	$12,306	$12,161
10/31/2021	$12,008	$12,357	$12,295	$12,157
11/30/2021	$12,142	$12,462	$12,422	$12,193
12/31/2021	$12,157	$12,482	$12,444	$12,162
1/31/2022	$11,769	$12,141	$12,094	$11,900
2/28/2022	$11,666	$12,097	$12,015	$11,767
3/31/2022	$11,199	$11,705	$11,597	$11,441
4/30/2022	$10,773	$11,381	$11,210	$11,006
5/31/2022	$10,911	$11,550	$11,366	$11,077
6/30/2022	$10,566	$11,361	$11,061	$10,904
7/31/2022	$10,907	$11,661	$11,391	$11,170
8/31/2022	$10,590	$11,406	$11,086	$10,854
9/30/2022	$10,061	$10,968	$10,609	$10,385
10/31/2022	$9,908	$10,877	$10,465	$10,251
11/30/2022	$10,509	$11,386	$11,056	$10,628
12/31/2022	$10,488	$11,418	$11,033	$10,580
1/31/2023	$10,907	$11,746	$11,423	$10,905
2/28/2023	$10,611	$11,480	$11,139	$10,623
3/31/2023	$10,836	$11,735	$11,365	$10,893
4/30/2023	$10,847	$11,708	$11,376	$10,959
5/31/2023	$10,774	$11,607	$11,311	$10,840
6/30/2023	$10,909	$11,723	$11,424	$10,801
7/31/2023	$10,930	$11,770	$11,449	$10,794
8/31/2023	$10,754	$11,600	$11,271	$10,725
9/30/2023	$10,392	$11,260	$10,905	$10,452
10/31/2023	$10,175	$11,164	$10,703	$10,287
11/30/2023	$10,929	$11,873	$11,500	$10,753
12/31/2023	$11,266	$12,149	$11,838	$11,165
1/31/2024	$11,257	$12,087	$11,830	$11,134
2/29/2024	$11,271	$12,102	$11,842	$10,977
3/31/2024	$11,272	$12,102	$11,846	$11,078
4/30/2024	$11,138	$11,952	$11,700	$10,798
5/31/2024	$11,119	$11,917	$11,709	$10,981
6/30/2024	$11,302	$12,100	$11,924	$11,086
7/31/2024	$11,389	$12,210	$12,024	$11,344
8/31/2024	$11,446	$12,306	$12,099	$11,507
9/30/2024	$11,566	$12,428	$12,227	$11,662
10/31/2024	$11,387	$12,247	$12,047	$11,372
11/30/2024	$11,594	$12,458	$12,262	$11,493
12/31/2024	$11,405	$12,277	$12,058	$11,304
1/31/2025	$11,408	$12,338	$12,073	$11,364
2/28/2025	$11,522	$12,461	$12,199	$11,614
3/31/2025	$11,288	$12,250	$11,943	$11,619
4/30/2025	$11,195	$12,151	$11,846	$11,665
5/31/2025	$11,113	$12,159	$11,751	$11,581
6/30/2025	$11,140	$12,234	$11,810	$11,759
7/31/2025	$11,036	$12,210	$11,713	$11,728
8/31/2025	$11,097	$12,316	$11,803	$11,868
9/30/2025	$11,464	$12,601	$12,195	$11,998

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C at NAV	(0.88%)	0.03%	1.38%
Class C with sales charge	(1.85%)	0.03%	1.38%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.34%
Lipper New York Municipal Debt Funds Average	(0.25%)	0.81%	2.00%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.84%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in?

(as of September 30, 2025)

Key Fund Statistics

 (as of September 30, 2025)

Total Net Assets	$584,787,933
# of Portfolio Holdings	290
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$2,602,315
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A10.03%
  A-4.19%
  A+3.54%
  AA12.20%
  AA-4.36%
  AA+11.94%
  AAA9.52%
  B-1.17%
  B+1.37%
  BB1.25%
  BB-0.67%
  BB+1.02%
  BBB10.19%
  BBB-13.79%
  BBB+7.07%
  CCC+0.28%
  NR7.41%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class C

NYLAX

Lord Abbett New York Tax Free Fund

Annual Shareholder Report

September 30, 2025

lordabbett.com/FundDocuments

TSR-A-671-C

11/25

Class F

LNYFX

Lord Abbett New York Tax Free Fund

Annual Shareholder Report

September 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett New York Tax Free Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$71	0.71%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2025, the Fund returned -0.14%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 1.39% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% over the same period. The Fund's use of derivatives, which are generally used for hedging, non-hedging, and duration management purposes, contributed to relative performance for the period.

The municipal yield curve steepened over the one-year period, with shorter maturities experiencing a fall in rates while yields moved higher in longer maturities. Positive factors for the municipal market included healthy demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Also supporting the market was the start of interest rate cuts by the U.S. Federal Reserve towards the end of the period. Negative factors included periods of rate volatility, uncertainty driven by the current administration’s fiscal policies and a continued increase in municipal bond supply after an above-average year of issuance in the prior year. Against this backdrop, municipal bonds delivered modest returns.

Top contributors to the Fund’s performance: Security selection with the Special Tax, Education, Leasing, and Transportation sectors contributed to relative performance.

Top detractors from the Fund’s performance: The Fund’s longer duration positioning and overweight allocation to longer maturity bonds detracted from relative performance amid a rise in long-term rates with the steepening of the yield curve. An overweight allocation to non-investment grade bonds detracted from relative performance. An overweight allocation to the Tobacco and Education sectors and underweight allocation to the Housing sector detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class F	Bloomberg Municipal Bond Index	Lipper New York Municipal Debt Funds Average	Bloomberg U.S. Aggregate Bond Index
9/30/2015	$10,000	$10,000	$10,000	$10,000
10/31/2015	$10,053	$10,040	$10,041	$10,002
11/30/2015	$10,097	$10,080	$10,088	$9,975
12/31/2015	$10,186	$10,151	$10,166	$9,943
1/31/2016	$10,319	$10,272	$10,263	$10,080
2/29/2016	$10,327	$10,288	$10,270	$10,151
3/31/2016	$10,380	$10,320	$10,321	$10,244
4/30/2016	$10,468	$10,396	$10,399	$10,284
5/31/2016	$10,519	$10,424	$10,451	$10,286
6/30/2016	$10,717	$10,590	$10,647	$10,471
7/31/2016	$10,723	$10,597	$10,633	$10,537
8/31/2016	$10,764	$10,611	$10,662	$10,525
9/30/2016	$10,714	$10,558	$10,617	$10,519
10/31/2016	$10,591	$10,447	$10,504	$10,439
11/30/2016	$10,154	$10,058	$10,119	$10,192
12/31/2016	$10,251	$10,176	$10,212	$10,206
1/31/2017	$10,331	$10,243	$10,259	$10,226
2/28/2017	$10,393	$10,314	$10,323	$10,295
3/31/2017	$10,407	$10,336	$10,357	$10,290
4/30/2017	$10,496	$10,411	$10,435	$10,369
5/31/2017	$10,650	$10,577	$10,580	$10,449
6/30/2017	$10,618	$10,539	$10,560	$10,438
7/31/2017	$10,688	$10,624	$10,617	$10,483
8/31/2017	$10,764	$10,705	$10,682	$10,577
9/30/2017	$10,692	$10,650	$10,631	$10,527
10/31/2017	$10,676	$10,676	$10,626	$10,533
11/30/2017	$10,614	$10,619	$10,573	$10,519
12/31/2017	$10,741	$10,730	$10,682	$10,568
1/31/2018	$10,621	$10,604	$10,580	$10,446
2/28/2018	$10,569	$10,572	$10,539	$10,347
3/31/2018	$10,639	$10,611	$10,592	$10,413
4/30/2018	$10,605	$10,573	$10,558	$10,336
5/31/2018	$10,733	$10,694	$10,688	$10,410
6/30/2018	$10,757	$10,703	$10,702	$10,397
7/31/2018	$10,761	$10,729	$10,718	$10,399
8/31/2018	$10,804	$10,757	$10,743	$10,466
9/30/2018	$10,741	$10,687	$10,672	$10,399
10/31/2018	$10,648	$10,622	$10,584	$10,317
11/30/2018	$10,741	$10,739	$10,668	$10,378
12/31/2018	$10,857	$10,868	$10,778	$10,569
1/31/2019	$10,929	$10,950	$10,844	$10,681
2/28/2019	$11,015	$11,009	$10,914	$10,675
3/31/2019	$11,226	$11,182	$11,105	$10,880
4/30/2019	$11,290	$11,224	$11,157	$10,883
5/31/2019	$11,462	$11,379	$11,314	$11,076
6/30/2019	$11,506	$11,421	$11,350	$11,215
7/31/2019	$11,590	$11,513	$11,427	$11,240
8/31/2019	$11,811	$11,695	$11,634	$11,531
9/30/2019	$11,716	$11,601	$11,551	$11,470
10/31/2019	$11,709	$11,622	$11,537	$11,504
11/30/2019	$11,713	$11,651	$11,561	$11,498
12/31/2019	$11,756	$11,687	$11,592	$11,490
1/31/2020	$12,010	$11,897	$11,811	$11,711
2/29/2020	$12,214	$12,050	$11,994	$11,922
3/31/2020	$11,474	$11,613	$11,381	$11,852
4/30/2020	$11,136	$11,467	$11,082	$12,063
5/31/2020	$11,532	$11,832	$11,445	$12,119
6/30/2020	$11,779	$11,929	$11,617	$12,195
7/31/2020	$11,975	$12,130	$11,804	$12,377
8/31/2020	$11,917	$12,073	$11,750	$12,277
9/30/2020	$11,870	$12,076	$11,716	$12,271
10/31/2020	$11,863	$12,040	$11,692	$12,216
11/30/2020	$12,152	$12,221	$11,937	$12,336
12/31/2020	$12,301	$12,296	$12,064	$12,353
1/31/2021	$12,458	$12,374	$12,183	$12,264
2/28/2021	$12,226	$12,177	$11,981	$12,087
3/31/2021	$12,321	$12,253	$12,068	$11,936
4/30/2021	$12,499	$12,355	$12,213	$12,030
5/31/2021	$12,605	$12,392	$12,317	$12,070
6/30/2021	$12,680	$12,426	$12,386	$12,155
7/31/2021	$12,796	$12,529	$12,482	$12,290
8/31/2021	$12,715	$12,483	$12,416	$12,267
9/30/2021	$12,582	$12,393	$12,306	$12,161
10/31/2021	$12,553	$12,357	$12,295	$12,157
11/30/2021	$12,712	$12,462	$12,422	$12,193
12/31/2021	$12,735	$12,482	$12,444	$12,162
1/31/2022	$12,328	$12,141	$12,094	$11,900
2/28/2022	$12,226	$12,097	$12,015	$11,767
3/31/2022	$11,756	$11,705	$11,597	$11,441
4/30/2022	$11,306	$11,381	$11,210	$11,006
5/31/2022	$11,469	$11,550	$11,366	$11,077
6/30/2022	$11,102	$11,361	$11,061	$10,904
7/31/2022	$11,478	$11,661	$11,391	$11,170
8/31/2022	$11,142	$11,406	$11,086	$10,854
9/30/2022	$10,593	$10,968	$10,609	$10,385
10/31/2022	$10,438	$10,877	$10,465	$10,251
11/30/2022	$11,088	$11,386	$11,056	$10,628
12/31/2022	$11,062	$11,418	$11,033	$10,580
1/31/2023	$11,509	$11,746	$11,423	$10,905
2/28/2023	$11,204	$11,480	$11,139	$10,623
3/31/2023	$11,449	$11,735	$11,365	$10,893
4/30/2023	$11,466	$11,708	$11,376	$10,959
5/31/2023	$11,397	$11,607	$11,311	$10,840
6/30/2023	$11,546	$11,723	$11,424	$10,801
7/31/2023	$11,575	$11,770	$11,449	$10,794
8/31/2023	$11,396	$11,600	$11,271	$10,725
9/30/2023	$11,020	$11,260	$10,905	$10,452
10/31/2023	$10,797	$11,164	$10,703	$10,287
11/30/2023	$11,602	$11,873	$11,500	$10,753
12/31/2023	$11,977	$12,149	$11,838	$11,165
1/31/2024	$11,975	$12,087	$11,830	$11,134
2/29/2024	$11,996	$12,102	$11,842	$10,977
3/31/2024	$12,005	$12,102	$11,846	$11,078
4/30/2024	$11,858	$11,952	$11,700	$10,798
5/31/2024	$11,845	$11,917	$11,709	$10,981
6/30/2024	$12,058	$12,100	$11,924	$11,086
7/31/2024	$12,159	$12,210	$12,024	$11,344
8/31/2024	$12,226	$12,306	$12,099	$11,507
9/30/2024	$12,350	$12,428	$12,227	$11,662
10/31/2024	$12,167	$12,247	$12,047	$11,372
11/30/2024	$12,407	$12,458	$12,262	$11,493
12/31/2024	$12,212	$12,277	$12,058	$11,304
1/31/2025	$12,224	$12,338	$12,073	$11,364
2/28/2025	$12,340	$12,461	$12,199	$11,614
3/31/2025	$12,098	$12,250	$11,943	$11,619
4/30/2025	$12,018	$12,151	$11,846	$11,665
5/31/2025	$11,937	$12,159	$11,751	$11,581
6/30/2025	$11,974	$12,234	$11,810	$11,759
7/31/2025	$11,859	$12,210	$11,713	$11,728
8/31/2025	$11,931	$12,316	$11,803	$11,868
9/30/2025	$12,333	$12,601	$12,195	$11,998

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class F at NAV	(0.14%)	0.77%	2.12%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.34%
Lipper New York Municipal Debt Funds Average	(0.25%)	0.81%	2.00%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.84%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in?

(as of September 30, 2025)

Key Fund Statistics

 (as of September 30, 2025)

Total Net Assets	$584,787,933
# of Portfolio Holdings	290
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$2,602,315
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A10.03%
  A-4.19%
  A+3.54%
  AA12.20%
  AA-4.36%
  AA+11.94%
  AAA9.52%
  B-1.17%
  B+1.37%
  BB1.25%
  BB-0.67%
  BB+1.02%
  BBB10.19%
  BBB-13.79%
  BBB+7.07%
  CCC+0.28%
  NR7.41%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F

LNYFX

Lord Abbett New York Tax Free Fund

Annual Shareholder Report

September 30, 2025

lordabbett.com/FundDocuments

TSR-A-1036-F

11/25

Class F3

LONYX

Lord Abbett New York Tax Free Fund

Annual Shareholder Report

September 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett New York Tax Free Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$56	0.56%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2025, the Fund returned -0.10%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 1.39% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% over the same period. The Fund's use of derivatives, which are generally used for hedging, non-hedging, and duration management purposes, contributed to relative performance for the period.

The municipal yield curve steepened over the one-year period, with shorter maturities experiencing a fall in rates while yields moved higher in longer maturities. Positive factors for the municipal market included healthy demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Also supporting the market was the start of interest rate cuts by the U.S. Federal Reserve towards the end of the period. Negative factors included periods of rate volatility, uncertainty driven by the current administration’s fiscal policies and a continued increase in municipal bond supply after an above-average year of issuance in the prior year. Against this backdrop, municipal bonds delivered modest returns.

Top contributors to the Fund’s performance: Security selection with the Special Tax, Education, Leasing, and Transportation sectors contributed to relative performance.

Top detractors from the Fund’s performance: The Fund’s longer duration positioning and overweight allocation to longer maturity bonds detracted from relative performance amid a rise in long-term rates with the steepening of the yield curve. An overweight allocation to non-investment grade bonds detracted from relative performance. An overweight allocation to the Tobacco and Education sectors and underweight allocation to the Housing sector detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class F3	Bloomberg Municipal Bond Index	Lipper New York Municipal Debt Funds Average	Bloomberg U.S. Aggregate Bond Index
4/4/2017	$10,000	$10,000	$10,000	$10,000
4/30/2017	$10,065	$10,060	$10,059	$10,051
5/31/2017	$10,214	$10,219	$10,199	$10,128
6/30/2017	$10,193	$10,183	$10,179	$10,118
7/31/2017	$10,261	$10,265	$10,234	$10,162
8/31/2017	$10,336	$10,343	$10,297	$10,253
9/30/2017	$10,267	$10,291	$10,248	$10,204
10/31/2017	$10,253	$10,316	$10,243	$10,210
11/30/2017	$10,194	$10,260	$10,192	$10,197
12/31/2017	$10,316	$10,368	$10,297	$10,244
1/31/2018	$10,202	$10,246	$10,199	$10,126
2/28/2018	$10,153	$10,215	$10,159	$10,030
3/31/2018	$10,222	$10,253	$10,210	$10,094
4/30/2018	$10,190	$10,216	$10,177	$10,019
5/31/2018	$10,315	$10,333	$10,302	$10,091
6/30/2018	$10,329	$10,342	$10,317	$10,078
7/31/2018	$10,343	$10,367	$10,331	$10,080
8/31/2018	$10,386	$10,394	$10,356	$10,145
9/30/2018	$10,317	$10,326	$10,287	$10,080
10/31/2018	$10,239	$10,263	$10,202	$10,000
11/30/2018	$10,329	$10,376	$10,284	$10,060
12/31/2018	$10,432	$10,501	$10,390	$10,245
1/31/2019	$10,513	$10,580	$10,453	$10,354
2/28/2019	$10,596	$10,637	$10,521	$10,348
3/31/2019	$10,791	$10,805	$10,705	$10,546
4/30/2019	$10,863	$10,845	$10,755	$10,549
5/31/2019	$11,020	$10,995	$10,906	$10,736
6/30/2019	$11,064	$11,035	$10,941	$10,871
7/31/2019	$11,155	$11,124	$11,015	$10,895
8/31/2019	$11,369	$11,300	$11,215	$11,177
9/30/2019	$11,278	$11,209	$11,135	$11,118
10/31/2019	$11,263	$11,229	$11,121	$11,151
11/30/2019	$11,278	$11,257	$11,144	$11,146
12/31/2019	$11,321	$11,292	$11,174	$11,138
1/31/2020	$11,566	$11,495	$11,385	$11,352
2/29/2020	$11,764	$11,643	$11,562	$11,557
3/31/2020	$11,052	$11,221	$10,971	$11,489
4/30/2020	$10,728	$11,080	$10,683	$11,693
5/31/2020	$11,111	$11,432	$11,032	$11,747
6/30/2020	$11,350	$11,526	$11,199	$11,821
7/31/2020	$11,540	$11,720	$11,378	$11,998
8/31/2020	$11,486	$11,665	$11,326	$11,901
9/30/2020	$11,441	$11,668	$11,293	$11,894
10/31/2020	$11,436	$11,633	$11,271	$11,841
11/30/2020	$11,706	$11,808	$11,507	$11,958
12/31/2020	$11,861	$11,880	$11,629	$11,974
1/31/2021	$12,013	$11,956	$11,744	$11,888
2/28/2021	$11,791	$11,766	$11,549	$11,716
3/31/2021	$11,874	$11,839	$11,633	$11,570
4/30/2021	$12,047	$11,938	$11,773	$11,662
5/31/2021	$12,150	$11,974	$11,873	$11,700
6/30/2021	$12,234	$12,007	$11,939	$11,782
7/31/2021	$12,337	$12,106	$12,032	$11,914
8/31/2021	$12,260	$12,062	$11,968	$11,891
9/30/2021	$12,144	$11,975	$11,863	$11,788
10/31/2021	$12,117	$11,940	$11,851	$11,785
11/30/2021	$12,261	$12,041	$11,974	$11,820
12/31/2021	$12,285	$12,061	$11,996	$11,789
1/31/2022	$11,903	$11,731	$11,658	$11,535
2/28/2022	$11,806	$11,688	$11,582	$11,407
3/31/2022	$11,343	$11,310	$11,179	$11,090
4/30/2022	$10,921	$10,997	$10,806	$10,669
5/31/2022	$11,068	$11,160	$10,956	$10,738
6/30/2022	$10,726	$10,977	$10,662	$10,569
7/31/2022	$11,080	$11,267	$10,980	$10,828
8/31/2022	$10,767	$11,020	$10,686	$10,522
9/30/2022	$10,238	$10,597	$10,227	$10,067
10/31/2022	$10,079	$10,509	$10,088	$9,937
11/30/2022	$10,708	$11,001	$10,657	$10,302
12/31/2022	$10,684	$11,032	$10,635	$10,256
1/31/2023	$11,128	$11,349	$11,011	$10,571
2/28/2023	$10,834	$11,093	$10,737	$10,298
3/31/2023	$11,072	$11,339	$10,955	$10,559
4/30/2023	$11,090	$11,313	$10,965	$10,623
5/31/2023	$11,014	$11,215	$10,904	$10,508
6/30/2023	$11,170	$11,327	$11,012	$10,470
7/31/2023	$11,200	$11,372	$11,037	$10,463
8/31/2023	$11,028	$11,208	$10,864	$10,396
9/30/2023	$10,654	$10,880	$10,512	$10,132
10/31/2023	$10,440	$10,787	$10,317	$9,972
11/30/2023	$11,231	$11,472	$11,085	$10,424
12/31/2023	$11,584	$11,739	$11,411	$10,823
1/31/2024	$11,584	$11,679	$11,404	$10,793
2/29/2024	$11,605	$11,694	$11,415	$10,640
3/31/2024	$11,616	$11,693	$11,419	$10,739
4/30/2024	$11,475	$11,548	$11,278	$10,467
5/31/2024	$11,474	$11,515	$11,287	$10,645
6/30/2024	$11,670	$11,691	$11,495	$10,746
7/31/2024	$11,769	$11,798	$11,591	$10,997
8/31/2024	$11,836	$11,891	$11,663	$11,155
9/30/2024	$11,969	$12,008	$11,786	$11,304
10/31/2024	$11,793	$11,833	$11,613	$11,024
11/30/2024	$12,015	$12,037	$11,819	$11,140
12/31/2024	$11,828	$11,862	$11,623	$10,958
1/31/2025	$11,840	$11,922	$11,638	$11,016
2/28/2025	$11,965	$12,040	$11,760	$11,258
3/31/2025	$11,732	$11,836	$11,512	$11,263
4/30/2025	$11,645	$11,741	$11,419	$11,307
5/31/2025	$11,568	$11,748	$11,327	$11,226
6/30/2025	$11,605	$11,821	$11,384	$11,399
7/31/2025	$11,506	$11,797	$11,290	$11,368
8/31/2025	$11,577	$11,900	$11,377	$11,504
9/30/2025	$11,957	$12,175	$11,756	$11,630

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	(0.10%)	0.89%	2.13%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.35%
Lipper New York Municipal Debt Funds Average	(0.25%)	0.81%	1.92%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.79%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in?

(as of September 30, 2025)

Key Fund Statistics

 (as of September 30, 2025)

Total Net Assets	$584,787,933
# of Portfolio Holdings	290
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$2,602,315
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A10.03%
  A-4.19%
  A+3.54%
  AA12.20%
  AA-4.36%
  AA+11.94%
  AAA9.52%
  B-1.17%
  B+1.37%
  BB1.25%
  BB-0.67%
  BB+1.02%
  BBB10.19%
  BBB-13.79%
  BBB+7.07%
  CCC+0.28%
  NR7.41%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F3

LONYX

Lord Abbett New York Tax Free Fund

Annual Shareholder Report

September 30, 2025

lordabbett.com/FundDocuments

TSR-A-8990-F3

11/25

Class I

NYLIX

Lord Abbett New York Tax Free Fund

Annual Shareholder Report

September 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett New York Tax Free Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$61	0.61%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2025, the Fund returned -0.14%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 1.39% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% over the same period. The Fund's use of derivatives, which are generally used for hedging, non-hedging, and duration management purposes, contributed to relative performance for the period.

The municipal yield curve steepened over the one-year period, with shorter maturities experiencing a fall in rates while yields moved higher in longer maturities. Positive factors for the municipal market included healthy demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Also supporting the market was the start of interest rate cuts by the U.S. Federal Reserve towards the end of the period. Negative factors included periods of rate volatility, uncertainty driven by the current administration’s fiscal policies and a continued increase in municipal bond supply after an above-average year of issuance in the prior year. Against this backdrop, municipal bonds delivered modest returns.

Top contributors to the Fund’s performance: Security selection with the Special Tax, Education, Leasing, and Transportation sectors contributed to relative performance.

Top detractors from the Fund’s performance: The Fund’s longer duration positioning and overweight allocation to longer maturity bonds detracted from relative performance amid a rise in long-term rates with the steepening of the yield curve. An overweight allocation to non-investment grade bonds detracted from relative performance. An overweight allocation to the Tobacco and Education sectors and underweight allocation to the Housing sector detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class I	Bloomberg Municipal Bond Index	Lipper New York Municipal Debt Funds Average	Bloomberg U.S. Aggregate Bond Index
9/30/2015	$10,000	$10,000	$10,000	$10,000
10/31/2015	$10,045	$10,040	$10,041	$10,002
11/30/2015	$10,099	$10,080	$10,088	$9,975
12/31/2015	$10,180	$10,151	$10,166	$9,943
1/31/2016	$10,314	$10,272	$10,263	$10,080
2/29/2016	$10,332	$10,288	$10,270	$10,151
3/31/2016	$10,375	$10,320	$10,321	$10,244
4/30/2016	$10,473	$10,396	$10,399	$10,284
5/31/2016	$10,526	$10,424	$10,451	$10,286
6/30/2016	$10,724	$10,590	$10,647	$10,471
7/31/2016	$10,731	$10,597	$10,633	$10,537
8/31/2016	$10,774	$10,611	$10,662	$10,525
9/30/2016	$10,725	$10,558	$10,617	$10,519
10/31/2016	$10,593	$10,447	$10,504	$10,439
11/30/2016	$10,166	$10,058	$10,119	$10,192
12/31/2016	$10,255	$10,176	$10,212	$10,206
1/31/2017	$10,345	$10,243	$10,259	$10,226
2/28/2017	$10,408	$10,314	$10,323	$10,295
3/31/2017	$10,423	$10,336	$10,357	$10,290
4/30/2017	$10,503	$10,411	$10,435	$10,369
5/31/2017	$10,659	$10,577	$10,580	$10,449
6/30/2017	$10,636	$10,539	$10,560	$10,438
7/31/2017	$10,707	$10,624	$10,617	$10,483
8/31/2017	$10,776	$10,705	$10,682	$10,577
9/30/2017	$10,713	$10,650	$10,631	$10,527
10/31/2017	$10,699	$10,676	$10,626	$10,533
11/30/2017	$10,637	$10,619	$10,573	$10,519
12/31/2017	$10,765	$10,730	$10,682	$10,568
1/31/2018	$10,646	$10,604	$10,580	$10,446
2/28/2018	$10,595	$10,572	$10,539	$10,347
3/31/2018	$10,666	$10,611	$10,592	$10,413
4/30/2018	$10,633	$10,573	$10,558	$10,336
5/31/2018	$10,762	$10,694	$10,688	$10,410
6/30/2018	$10,777	$10,703	$10,702	$10,397
7/31/2018	$10,791	$10,729	$10,718	$10,399
8/31/2018	$10,835	$10,757	$10,743	$10,466
9/30/2018	$10,763	$10,687	$10,672	$10,399
10/31/2018	$10,681	$10,622	$10,584	$10,317
11/30/2018	$10,775	$10,739	$10,668	$10,378
12/31/2018	$10,882	$10,868	$10,778	$10,569
1/31/2019	$10,966	$10,950	$10,844	$10,681
2/28/2019	$11,053	$11,009	$10,914	$10,675
3/31/2019	$11,255	$11,182	$11,105	$10,880
4/30/2019	$11,330	$11,224	$11,157	$10,883
5/31/2019	$11,494	$11,379	$11,314	$11,076
6/30/2019	$11,539	$11,421	$11,350	$11,215
7/31/2019	$11,634	$11,513	$11,427	$11,240
8/31/2019	$11,857	$11,695	$11,634	$11,531
9/30/2019	$11,763	$11,601	$11,551	$11,470
10/31/2019	$11,747	$11,622	$11,537	$11,504
11/30/2019	$11,762	$11,651	$11,561	$11,498
12/31/2019	$11,806	$11,687	$11,592	$11,490
1/31/2020	$12,062	$11,897	$11,811	$11,711
2/29/2020	$12,268	$12,050	$11,994	$11,922
3/31/2020	$11,526	$11,613	$11,381	$11,852
4/30/2020	$11,187	$11,467	$11,082	$12,063
5/31/2020	$11,586	$11,832	$11,445	$12,119
6/30/2020	$11,835	$11,929	$11,617	$12,195
7/31/2020	$12,032	$12,130	$11,804	$12,377
8/31/2020	$11,975	$12,073	$11,750	$12,277
9/30/2020	$11,928	$12,076	$11,716	$12,271
10/31/2020	$11,922	$12,040	$11,692	$12,216
11/30/2020	$12,204	$12,221	$11,937	$12,336
12/31/2020	$12,365	$12,296	$12,064	$12,353
1/31/2021	$12,523	$12,374	$12,183	$12,264
2/28/2021	$12,291	$12,177	$11,981	$12,087
3/31/2021	$12,377	$12,253	$12,068	$11,936
4/30/2021	$12,557	$12,355	$12,213	$12,030
5/31/2021	$12,675	$12,392	$12,317	$12,070
6/30/2021	$12,751	$12,426	$12,386	$12,155
7/31/2021	$12,859	$12,529	$12,482	$12,290
8/31/2021	$12,789	$12,483	$12,416	$12,267
9/30/2021	$12,657	$12,393	$12,306	$12,161
10/31/2021	$12,628	$12,357	$12,295	$12,157
11/30/2021	$12,789	$12,462	$12,422	$12,193
12/31/2021	$12,813	$12,482	$12,444	$12,162
1/31/2022	$12,405	$12,141	$12,094	$11,900
2/28/2022	$12,304	$12,097	$12,015	$11,767
3/31/2022	$11,831	$11,705	$11,597	$11,441
4/30/2022	$11,380	$11,381	$11,210	$11,006
5/31/2022	$11,534	$11,550	$11,366	$11,077
6/30/2022	$11,176	$11,361	$11,061	$10,904
7/31/2022	$11,545	$11,661	$11,391	$11,170
8/31/2022	$11,219	$11,406	$11,086	$10,854
9/30/2022	$10,666	$10,968	$10,609	$10,385
10/31/2022	$10,501	$10,877	$10,465	$10,251
11/30/2022	$11,156	$11,386	$11,056	$10,628
12/31/2022	$11,131	$11,418	$11,033	$10,580
1/31/2023	$11,593	$11,746	$11,423	$10,905
2/28/2023	$11,286	$11,480	$11,139	$10,623
3/31/2023	$11,534	$11,735	$11,365	$10,893
4/30/2023	$11,553	$11,708	$11,376	$10,959
5/31/2023	$11,473	$11,607	$11,311	$10,840
6/30/2023	$11,635	$11,723	$11,424	$10,801
7/31/2023	$11,666	$11,770	$11,449	$10,794
8/31/2023	$11,486	$11,600	$11,271	$10,725
9/30/2023	$11,097	$11,260	$10,905	$10,452
10/31/2023	$10,873	$11,164	$10,703	$10,287
11/30/2023	$11,696	$11,873	$11,500	$10,753
12/31/2023	$12,064	$12,149	$11,838	$11,165
1/31/2024	$12,063	$12,087	$11,830	$11,134
2/29/2024	$12,085	$12,102	$11,842	$10,977
3/31/2024	$12,096	$12,102	$11,846	$11,078
4/30/2024	$11,948	$11,952	$11,700	$10,798
5/31/2024	$11,948	$11,917	$11,709	$10,981
6/30/2024	$12,152	$12,100	$11,924	$11,086
7/31/2024	$12,254	$12,210	$12,024	$11,344
8/31/2024	$12,323	$12,306	$12,099	$11,507
9/30/2024	$12,461	$12,428	$12,227	$11,662
10/31/2024	$12,277	$12,247	$12,047	$11,372
11/30/2024	$12,509	$12,458	$12,262	$11,493
12/31/2024	$12,313	$12,277	$12,058	$11,304
1/31/2025	$12,326	$12,338	$12,073	$11,364
2/28/2025	$12,456	$12,461	$12,199	$11,614
3/31/2025	$12,212	$12,250	$11,943	$11,619
4/30/2025	$12,121	$12,151	$11,846	$11,665
5/31/2025	$12,041	$12,159	$11,751	$11,581
6/30/2025	$12,078	$12,234	$11,810	$11,759
7/31/2025	$11,975	$12,210	$11,713	$11,728
8/31/2025	$12,049	$12,316	$11,803	$11,868
9/30/2025	$12,444	$12,601	$12,195	$11,998

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class I at NAV	(0.14%)	0.85%	2.21%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.34%
Lipper New York Municipal Debt Funds Average	(0.25%)	0.81%	2.00%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.84%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in?

(as of September 30, 2025)

Key Fund Statistics

 (as of September 30, 2025)

Total Net Assets	$584,787,933
# of Portfolio Holdings	290
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$2,602,315
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A10.03%
  A-4.19%
  A+3.54%
  AA12.20%
  AA-4.36%
  AA+11.94%
  AAA9.52%
  B-1.17%
  B+1.37%
  BB1.25%
  BB-0.67%
  BB+1.02%
  BBB10.19%
  BBB-13.79%
  BBB+7.07%
  CCC+0.28%
  NR7.41%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class I

NYLIX

Lord Abbett New York Tax Free Fund

Annual Shareholder Report

September 30, 2025

lordabbett.com/FundDocuments

TSR-A-3328-I

11/25

Class A

SDHAX

Lord Abbett Short Duration High Income Municipal Bond Fund

Annual Shareholder Report

September 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Short Duration High Income Municipal Bond Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$67	0.66%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2025, the Fund returned 3.13%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 3.34% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond 1-8 Year Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% over the same period. The Fund's use of derivatives, which are generally used for hedging, non-hedging, and duration management purposes, detracted from relative performance for the period.

The municipal yield curve steepened over the one-year period, with shorter maturities experiencing a fall in rates while yields moved higher in longer maturities. Positive factors for the municipal market included healthy demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Also supporting the market was the start of interest rate cuts by the U.S. Federal Reserve towards the end of the period. Negative factors included periods of rate volatility, uncertainty driven by the current administration’s fiscal policies and a continued increase in municipal bond supply after an above-average year of issuance in the prior year. Against this backdrop, municipal bonds delivered modest returns.

Top contributors to the Fund’s performance: There were no material contributors to relative performance over the period.

Top detractors from the Fund’s performance: Security selection within the Industrial Development sector detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	Bloomberg Municipal Bond 1-8 Year Index	Bloomberg Municipal Bond 1-8 Year 50% + Bloomberg Municipal HY 1-8 Year 50%	Bloomberg U.S. Aggregate Bond Index
9/30/2015	$9,773	$10,000	$10,000	$10,000
10/31/2015	$9,861	$10,038	$10,050	$10,002
11/30/2015	$9,895	$10,031	$10,049	$9,975
12/31/2015	$9,950	$10,045	$10,021	$9,943
1/31/2016	$10,019	$10,135	$10,042	$10,080
2/29/2016	$10,055	$10,165	$10,092	$10,151
3/31/2016	$10,090	$10,141	$10,093	$10,244
4/30/2016	$10,158	$10,180	$10,119	$10,284
5/31/2016	$10,180	$10,170	$10,135	$10,286
6/30/2016	$10,281	$10,240	$10,275	$10,471
7/31/2016	$10,324	$10,268	$10,303	$10,537
8/31/2016	$10,357	$10,260	$10,325	$10,525
9/30/2016	$10,352	$10,229	$10,296	$10,519
10/31/2016	$10,300	$10,197	$10,251	$10,439
11/30/2016	$9,922	$9,993	$9,781	$10,192
12/31/2016	$9,930	$10,036	$9,778	$10,206
1/31/2017	$10,041	$10,114	$9,842	$10,226
2/28/2017	$10,099	$10,178	$9,889	$10,295
3/31/2017	$10,135	$10,182	$9,894	$10,290
4/30/2017	$10,219	$10,234	$10,002	$10,369
5/31/2017	$10,296	$10,314	$10,061	$10,449
6/30/2017	$10,312	$10,281	$10,056	$10,438
7/31/2017	$10,376	$10,340	$10,115	$10,483
8/31/2017	$10,480	$10,391	$10,210	$10,577
9/30/2017	$10,462	$10,341	$10,151	$10,527
10/31/2017	$10,450	$10,341	$10,173	$10,533
11/30/2017	$10,419	$10,245	$10,102	$10,519
12/31/2017	$10,457	$10,284	$10,100	$10,568
1/31/2018	$10,466	$10,268	$10,133	$10,446
2/28/2018	$10,463	$10,255	$10,122	$10,347
3/31/2018	$10,499	$10,253	$10,127	$10,413
4/30/2018	$10,481	$10,222	$10,202	$10,336
5/31/2018	$10,553	$10,299	$10,308	$10,410
6/30/2018	$10,584	$10,331	$10,359	$10,397
7/31/2018	$10,622	$10,367	$10,413	$10,399
8/31/2018	$10,660	$10,365	$10,444	$10,466
9/30/2018	$10,628	$10,319	$10,408	$10,399
10/31/2018	$10,590	$10,306	$10,406	$10,317
11/30/2018	$10,622	$10,377	$10,468	$10,378
12/31/2018	$10,676	$10,463	$10,545	$10,569
1/31/2019	$10,731	$10,542	$10,627	$10,681
2/28/2019	$10,815	$10,585	$10,676	$10,675
3/31/2019	$10,941	$10,651	$10,765	$10,880
4/30/2019	$10,982	$10,656	$10,784	$10,883
5/31/2019	$11,102	$10,752	$10,882	$11,076
6/30/2019	$11,157	$10,801	$10,938	$11,215
7/31/2019	$11,227	$10,874	$11,010	$11,240
8/31/2019	$11,368	$10,931	$11,093	$11,531
9/30/2019	$11,329	$10,858	$11,048	$11,470
10/31/2019	$11,347	$10,903	$11,093	$11,504
11/30/2019	$11,381	$10,926	$11,129	$11,498
12/31/2019	$11,429	$10,955	$11,176	$11,490
1/31/2020	$11,607	$11,065	$11,311	$11,711
2/29/2020	$11,748	$11,121	$11,403	$11,922
3/31/2020	$10,791	$10,886	$10,937	$11,852
4/30/2020	$10,617	$10,881	$10,862	$12,063
5/31/2020	$10,833	$11,132	$11,081	$12,119
6/30/2020	$11,118	$11,170	$11,193	$12,195
7/31/2020	$11,285	$11,272	$11,331	$12,377
8/31/2020	$11,310	$11,266	$11,350	$12,277
9/30/2020	$11,315	$11,279	$11,374	$12,271
10/31/2020	$11,311	$11,259	$11,376	$12,216
11/30/2020	$11,502	$11,318	$11,464	$12,336
12/31/2020	$11,675	$11,351	$11,576	$12,353
1/31/2021	$11,886	$11,385	$11,667	$12,264
2/28/2021	$11,789	$11,299	$11,601	$12,087
3/31/2021	$11,847	$11,337	$11,662	$11,936
4/30/2021	$11,958	$11,376	$11,732	$12,030
5/31/2021	$12,022	$11,379	$11,775	$12,070
6/30/2021	$12,102	$11,381	$11,826	$12,155
7/31/2021	$12,195	$11,438	$11,901	$12,290
8/31/2021	$12,167	$11,431	$11,908	$12,267
9/30/2021	$12,078	$11,388	$11,874	$12,161
10/31/2021	$12,041	$11,362	$11,862	$12,157
11/30/2021	$12,127	$11,380	$11,903	$12,193
12/31/2021	$12,152	$11,391	$11,929	$12,162
1/31/2022	$11,862	$11,171	$11,737	$11,900
2/28/2022	$11,773	$11,137	$11,710	$11,767
3/31/2022	$11,418	$10,920	$11,507	$11,441
4/30/2022	$11,150	$10,775	$11,356	$11,006
5/31/2022	$11,196	$10,915	$11,460	$11,077
6/30/2022	$11,006	$10,889	$11,409	$10,904
7/31/2022	$11,224	$11,054	$11,582	$11,170
8/31/2022	$11,104	$10,895	$11,442	$10,854
9/30/2022	$10,767	$10,651	$11,170	$10,385
10/31/2022	$10,679	$10,635	$11,158	$10,251
11/30/2022	$10,982	$10,888	$11,414	$10,628
12/31/2022	$11,022	$10,922	$11,451	$10,580
1/31/2023	$11,250	$11,107	$11,655	$10,905
2/28/2023	$11,134	$10,924	$11,507	$10,623
3/31/2023	$11,207	$11,105	$11,659	$10,893
4/30/2023	$11,216	$11,061	$11,654	$10,959
5/31/2023	$11,146	$10,979	$11,594	$10,840
6/30/2023	$11,269	$11,049	$11,681	$10,801
7/31/2023	$11,312	$11,081	$11,735	$10,794
8/31/2023	$11,267	$11,025	$11,691	$10,725
9/30/2023	$11,118	$10,872	$11,559	$10,452
10/31/2023	$11,019	$10,865	$11,530	$10,287
11/30/2023	$11,316	$11,219	$11,886	$10,753
12/31/2023	$11,484	$11,368	$12,052	$11,165
1/31/2024	$11,538	$11,338	$12,050	$11,134
2/29/2024	$11,601	$11,348	$12,088	$10,977
3/31/2024	$11,664	$11,335	$12,117	$11,078
4/30/2024	$11,636	$11,262	$12,079	$10,798
5/31/2024	$11,683	$11,216	$12,072	$10,981
6/30/2024	$11,797	$11,322	$12,204	$11,086
7/31/2024	$11,877	$11,428	$12,308	$11,344
8/31/2024	$11,967	$11,554	$12,454	$11,507
9/30/2024	$12,091	$11,626	$12,531	$11,662
10/31/2024	$12,046	$11,523	$12,438	$11,372
11/30/2024	$12,145	$11,606	$12,538	$11,493
12/31/2024	$12,075	$11,538	$12,477	$11,304
1/31/2025	$12,158	$11,610	$12,562	$11,364
2/28/2025	$12,258	$11,701	$12,655	$11,614
3/31/2025	$12,154	$11,643	$12,626	$11,619
4/30/2025	$12,076	$11,588	$12,556	$11,665
5/31/2025	$12,126	$11,685	$12,659	$11,581
6/30/2025	$12,220	$11,780	$12,756	$11,759
7/31/2025	$12,184	$11,862	$12,676	$11,728
8/31/2025	$12,278	$11,951	$12,779	$11,868
9/30/2025	$12,469	$12,014	$12,877	$11,998

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A at NAV	3.13%	1.96%	2.47%
Class A with sales charge	0.82%	1.50%	2.23%
Bloomberg Municipal Bond 1-8 Year Index	3.34%	1.27%	1.85%
Bloomberg Municipal Bond 1-8 Year 50% + Bloomberg Municipal HY 1-8 Year 50%	2.77%	2.51%	2.56%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.84%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in?

(as of September 30, 2025)

Key Fund Statistics

 (as of September 30, 2025)

Total Net Assets	$2,338,434,325
# of Portfolio Holdings	474
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$5,569,163
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A4.48%
  A-2.55%
  A+5.73%
  AA1.05%
  AA-3.50%
  AA+2.11%
  AAA0.21%
  B1.51%
  B-2.18%
  B+3.60%
  BB3.99%
  BB-3.47%
  BB+13.58%
  BBB9.24%
  BBB-3.94%
  BBB+6.55%
  CCC+0.48%
  NR31.83%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class A

SDHAX

Lord Abbett Short Duration High Income Municipal Bond Fund

Annual Shareholder Report

September 30, 2025

lordabbett.com/FundDocuments

TSR-A-3385-A

11/25

Class C

SDHCX

Lord Abbett Short Duration High Income Municipal Bond Fund

Annual Shareholder Report

September 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Short Duration High Income Municipal Bond Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$132	1.30%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2025, the Fund returned 2.47%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 3.34% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond 1-8 Year Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% over the same period. The Fund's use of derivatives, which are generally used for hedging, non-hedging, and duration management purposes, detracted from relative performance for the period.

The municipal yield curve steepened over the one-year period, with shorter maturities experiencing a fall in rates while yields moved higher in longer maturities. Positive factors for the municipal market included healthy demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Also supporting the market was the start of interest rate cuts by the U.S. Federal Reserve towards the end of the period. Negative factors included periods of rate volatility, uncertainty driven by the current administration’s fiscal policies and a continued increase in municipal bond supply after an above-average year of issuance in the prior year. Against this backdrop, municipal bonds delivered modest returns.

Top contributors to the Fund’s performance: There were no material contributors to relative performance over the period.

Top detractors from the Fund’s performance: Security selection within the Industrial Development sector detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class C with load	Bloomberg Municipal Bond 1-8 Year Index	Bloomberg Municipal Bond 1-8 Year 50% + Bloomberg Municipal HY 1-8 Year 50%	Bloomberg U.S. Aggregate Bond Index
9/30/2015	$10,000	$10,000	$10,000	$10,000
10/31/2015	$10,084	$10,038	$10,050	$10,002
11/30/2015	$10,112	$10,031	$10,049	$9,975
12/31/2015	$10,161	$10,045	$10,021	$9,943
1/31/2016	$10,224	$10,135	$10,042	$10,080
2/29/2016	$10,261	$10,165	$10,092	$10,151
3/31/2016	$10,284	$10,141	$10,093	$10,244
4/30/2016	$10,354	$10,180	$10,119	$10,284
5/31/2016	$10,369	$10,170	$10,135	$10,286
6/30/2016	$10,466	$10,240	$10,275	$10,471
7/31/2016	$10,502	$10,268	$10,303	$10,537
8/31/2016	$10,523	$10,260	$10,325	$10,525
9/30/2016	$10,511	$10,229	$10,296	$10,519
10/31/2016	$10,452	$10,197	$10,251	$10,439
11/30/2016	$10,061	$9,993	$9,781	$10,192
12/31/2016	$10,063	$10,036	$9,778	$10,206
1/31/2017	$10,169	$10,114	$9,842	$10,226
2/28/2017	$10,222	$10,178	$9,889	$10,295
3/31/2017	$10,252	$10,182	$9,894	$10,290
4/30/2017	$10,331	$10,234	$10,002	$10,369
5/31/2017	$10,402	$10,314	$10,061	$10,449
6/30/2017	$10,412	$10,281	$10,056	$10,438
7/31/2017	$10,470	$10,340	$10,115	$10,483
8/31/2017	$10,569	$10,391	$10,210	$10,577
9/30/2017	$10,544	$10,341	$10,151	$10,527
10/31/2017	$10,526	$10,341	$10,173	$10,533
11/30/2017	$10,488	$10,245	$10,102	$10,519
12/31/2017	$10,521	$10,284	$10,100	$10,568
1/31/2018	$10,524	$10,268	$10,133	$10,446
2/28/2018	$10,522	$10,255	$10,122	$10,347
3/31/2018	$10,546	$10,253	$10,127	$10,413
4/30/2018	$10,522	$10,222	$10,202	$10,336
5/31/2018	$10,588	$10,299	$10,308	$10,410
6/30/2018	$10,621	$10,331	$10,359	$10,397
7/31/2018	$10,646	$10,367	$10,413	$10,399
8/31/2018	$10,678	$10,365	$10,444	$10,466
9/30/2018	$10,648	$10,319	$10,408	$10,399
10/31/2018	$10,603	$10,306	$10,406	$10,317
11/30/2018	$10,623	$10,377	$10,468	$10,378
12/31/2018	$10,672	$10,463	$10,545	$10,569
1/31/2019	$10,727	$10,542	$10,627	$10,681
2/28/2019	$10,799	$10,585	$10,676	$10,675
3/31/2019	$10,919	$10,651	$10,765	$10,880
4/30/2019	$10,961	$10,656	$10,784	$10,883
5/31/2019	$11,067	$10,752	$10,882	$11,076
6/30/2019	$11,116	$10,801	$10,938	$11,215
7/31/2019	$11,179	$10,874	$11,010	$11,240
8/31/2019	$11,314	$10,931	$11,093	$11,531
9/30/2019	$11,276	$10,858	$11,048	$11,470
10/31/2019	$11,281	$10,903	$11,093	$11,504
11/30/2019	$11,308	$10,926	$11,129	$11,498
12/31/2019	$11,349	$10,955	$11,176	$11,490
1/31/2020	$11,527	$11,065	$11,311	$11,711
2/29/2020	$11,654	$11,121	$11,403	$11,922
3/31/2020	$10,705	$10,886	$10,937	$11,852
4/30/2020	$10,527	$10,881	$10,862	$12,063
5/31/2020	$10,728	$11,132	$11,081	$12,119
6/30/2020	$11,005	$11,170	$11,193	$12,195
7/31/2020	$11,163	$11,272	$11,331	$12,377
8/31/2020	$11,182	$11,266	$11,350	$12,277
9/30/2020	$11,180	$11,279	$11,374	$12,271
10/31/2020	$11,178	$11,259	$11,376	$12,216
11/30/2020	$11,352	$11,318	$11,464	$12,336
12/31/2020	$11,517	$11,351	$11,576	$12,353
1/31/2021	$11,719	$11,385	$11,667	$12,264
2/28/2021	$11,617	$11,299	$11,601	$12,087
3/31/2021	$11,675	$11,337	$11,662	$11,936
4/30/2021	$11,770	$11,376	$11,732	$12,030
5/31/2021	$11,827	$11,379	$11,775	$12,070
6/30/2021	$11,899	$11,381	$11,826	$12,155
7/31/2021	$11,984	$11,438	$11,901	$12,290
8/31/2021	$11,948	$11,431	$11,908	$12,267
9/30/2021	$11,854	$11,388	$11,874	$12,161
10/31/2021	$11,811	$11,362	$11,862	$12,157
11/30/2021	$11,889	$11,380	$11,903	$12,193
12/31/2021	$11,906	$11,391	$11,929	$12,162
1/31/2022	$11,615	$11,171	$11,737	$11,900
2/28/2022	$11,522	$11,137	$11,710	$11,767
3/31/2022	$11,167	$10,920	$11,507	$11,441
4/30/2022	$10,899	$10,775	$11,356	$11,006
5/31/2022	$10,938	$10,915	$11,460	$11,077
6/30/2022	$10,745	$10,889	$11,409	$10,904
7/31/2022	$10,952	$11,054	$11,582	$11,170
8/31/2022	$10,836	$10,895	$11,442	$10,854
9/30/2022	$10,494	$10,651	$11,170	$10,385
10/31/2022	$10,409	$10,635	$11,158	$10,251
11/30/2022	$10,699	$10,888	$11,414	$10,628
12/31/2022	$10,724	$10,922	$11,451	$10,580
1/31/2023	$10,948	$11,107	$11,655	$10,905
2/28/2023	$10,829	$10,924	$11,507	$10,623
3/31/2023	$10,886	$11,105	$11,659	$10,893
4/30/2023	$10,889	$11,061	$11,654	$10,959
5/31/2023	$10,823	$10,979	$11,594	$10,840
6/30/2023	$10,929	$11,049	$11,681	$10,801
7/31/2023	$10,964	$11,081	$11,735	$10,794
8/31/2023	$10,915	$11,025	$11,691	$10,725
9/30/2023	$10,765	$10,872	$11,559	$10,452
10/31/2023	$10,663	$10,865	$11,530	$10,287
11/30/2023	$10,953	$11,219	$11,886	$10,753
12/31/2023	$11,102	$11,368	$12,052	$11,165
1/31/2024	$11,149	$11,338	$12,050	$11,134
2/29/2024	$11,204	$11,348	$12,088	$10,977
3/31/2024	$11,267	$11,335	$12,117	$11,078
4/30/2024	$11,234	$11,262	$12,079	$10,798
5/31/2024	$11,266	$11,216	$12,072	$10,981
6/30/2024	$11,370	$11,322	$12,204	$11,086
7/31/2024	$11,442	$11,428	$12,308	$11,344
8/31/2024	$11,522	$11,554	$12,454	$11,507
9/30/2024	$11,636	$11,626	$12,531	$11,662
10/31/2024	$11,587	$11,523	$12,438	$11,372
11/30/2024	$11,675	$11,606	$12,538	$11,493
12/31/2024	$11,602	$11,538	$12,477	$11,304
1/31/2025	$11,675	$11,610	$12,562	$11,364
2/28/2025	$11,766	$11,701	$12,655	$11,614
3/31/2025	$11,660	$11,643	$12,626	$11,619
4/30/2025	$11,579	$11,588	$12,556	$11,665
5/31/2025	$11,620	$11,685	$12,659	$11,581
6/30/2025	$11,704	$11,780	$12,756	$11,759
7/31/2025	$11,671	$11,862	$12,676	$11,728
8/31/2025	$11,747	$11,951	$12,779	$11,868
9/30/2025	$11,922	$12,014	$12,877	$11,998

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C at NAV	2.47%	1.29%	1.77%
Class C with sales charge	1.48%	1.29%	1.77%
Bloomberg Municipal Bond 1-8 Year Index	3.34%	1.27%	1.85%
Bloomberg Municipal Bond 1-8 Year 50% + Bloomberg Municipal HY 1-8 Year 50%	2.77%	2.51%	2.56%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.84%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in?

(as of September 30, 2025)

Key Fund Statistics

 (as of September 30, 2025)

Total Net Assets	$2,338,434,325
# of Portfolio Holdings	474
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$5,569,163
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A4.48%
  A-2.55%
  A+5.73%
  AA1.05%
  AA-3.50%
  AA+2.11%
  AAA0.21%
  B1.51%
  B-2.18%
  B+3.60%
  BB3.99%
  BB-3.47%
  BB+13.58%
  BBB9.24%
  BBB-3.94%
  BBB+6.55%
  CCC+0.48%
  NR31.83%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class C

SDHCX

Lord Abbett Short Duration High Income Municipal Bond Fund

Annual Shareholder Report

September 30, 2025

lordabbett.com/FundDocuments

TSR-A-3386-C

11/25

Class F

SDHFX

Lord Abbett Short Duration High Income Municipal Bond Fund

Annual Shareholder Report

September 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Short Duration High Income Municipal Bond Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$57	0.56%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2025, the Fund returned 3.23%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 3.34% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond 1-8 Year Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% over the same period. The Fund's use of derivatives, which are generally used for hedging, non-hedging, and duration management purposes, detracted from relative performance for the period.

The municipal yield curve steepened over the one-year period, with shorter maturities experiencing a fall in rates while yields moved higher in longer maturities. Positive factors for the municipal market included healthy demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Also supporting the market was the start of interest rate cuts by the U.S. Federal Reserve towards the end of the period. Negative factors included periods of rate volatility, uncertainty driven by the current administration’s fiscal policies and a continued increase in municipal bond supply after an above-average year of issuance in the prior year. Against this backdrop, municipal bonds delivered modest returns.

Top contributors to the Fund’s performance: There were no material contributors to relative performance over the period.

Top detractors from the Fund’s performance: Security selection within the Industrial Development sector detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class F	Bloomberg Municipal Bond 1-8 Year Index	Bloomberg Municipal Bond 1-8 Year 50% + Bloomberg Municipal HY 1-8 Year 50%	Bloomberg U.S. Aggregate Bond Index
9/30/2015	$10,000	$10,000	$10,000	$10,000
10/31/2015	$10,091	$10,038	$10,050	$10,002
11/30/2015	$10,127	$10,031	$10,049	$9,975
12/31/2015	$10,184	$10,045	$10,021	$9,943
1/31/2016	$10,255	$10,135	$10,042	$10,080
2/29/2016	$10,293	$10,165	$10,092	$10,151
3/31/2016	$10,329	$10,141	$10,093	$10,244
4/30/2016	$10,400	$10,180	$10,119	$10,284
5/31/2016	$10,423	$10,170	$10,135	$10,286
6/30/2016	$10,528	$10,240	$10,275	$10,471
7/31/2016	$10,572	$10,268	$10,303	$10,537
8/31/2016	$10,607	$10,260	$10,325	$10,525
9/30/2016	$10,603	$10,229	$10,296	$10,519
10/31/2016	$10,551	$10,197	$10,251	$10,439
11/30/2016	$10,164	$9,993	$9,781	$10,192
12/31/2016	$10,173	$10,036	$9,778	$10,206
1/31/2017	$10,287	$10,114	$9,842	$10,226
2/28/2017	$10,347	$10,178	$9,889	$10,295
3/31/2017	$10,385	$10,182	$9,894	$10,290
4/30/2017	$10,472	$10,234	$10,002	$10,369
5/31/2017	$10,552	$10,314	$10,061	$10,449
6/30/2017	$10,569	$10,281	$10,056	$10,438
7/31/2017	$10,636	$10,340	$10,115	$10,483
8/31/2017	$10,743	$10,391	$10,210	$10,577
9/30/2017	$10,726	$10,341	$10,151	$10,527
10/31/2017	$10,715	$10,341	$10,173	$10,533
11/30/2017	$10,683	$10,245	$10,102	$10,519
12/31/2017	$10,723	$10,284	$10,100	$10,568
1/31/2018	$10,733	$10,268	$10,133	$10,446
2/28/2018	$10,731	$10,255	$10,122	$10,347
3/31/2018	$10,769	$10,253	$10,127	$10,413
4/30/2018	$10,751	$10,222	$10,202	$10,336
5/31/2018	$10,826	$10,299	$10,308	$10,410
6/30/2018	$10,859	$10,331	$10,359	$10,397
7/31/2018	$10,899	$10,367	$10,413	$10,399
8/31/2018	$10,938	$10,365	$10,444	$10,466
9/30/2018	$10,907	$10,319	$10,408	$10,399
10/31/2018	$10,868	$10,306	$10,406	$10,317
11/30/2018	$10,902	$10,377	$10,468	$10,378
12/31/2018	$10,959	$10,463	$10,545	$10,569
1/31/2019	$11,016	$10,542	$10,627	$10,681
2/28/2019	$11,103	$10,585	$10,676	$10,675
3/31/2019	$11,233	$10,651	$10,765	$10,880
4/30/2019	$11,276	$10,656	$10,784	$10,883
5/31/2019	$11,400	$10,752	$10,882	$11,076
6/30/2019	$11,458	$10,801	$10,938	$11,215
7/31/2019	$11,530	$10,874	$11,010	$11,240
8/31/2019	$11,676	$10,931	$11,093	$11,531
9/30/2019	$11,637	$10,858	$11,048	$11,470
10/31/2019	$11,657	$10,903	$11,093	$11,504
11/30/2019	$11,692	$10,926	$11,129	$11,498
12/31/2019	$11,743	$10,955	$11,176	$11,490
1/31/2020	$11,927	$11,065	$11,311	$11,711
2/29/2020	$12,073	$11,121	$11,403	$11,922
3/31/2020	$11,089	$10,886	$10,937	$11,852
4/30/2020	$10,912	$10,881	$10,862	$12,063
5/31/2020	$11,135	$11,132	$11,081	$12,119
6/30/2020	$11,429	$11,170	$11,193	$12,195
7/31/2020	$11,601	$11,272	$11,331	$12,377
8/31/2020	$11,621	$11,266	$11,350	$12,277
9/30/2020	$11,634	$11,279	$11,374	$12,271
10/31/2020	$11,631	$11,259	$11,376	$12,216
11/30/2020	$11,820	$11,318	$11,464	$12,336
12/31/2020	$12,007	$11,351	$11,576	$12,353
1/31/2021	$12,217	$11,385	$11,667	$12,264
2/28/2021	$12,125	$11,299	$11,601	$12,087
3/31/2021	$12,186	$11,337	$11,662	$11,936
4/30/2021	$12,293	$11,376	$11,732	$12,030
5/31/2021	$12,369	$11,379	$11,775	$12,070
6/30/2021	$12,452	$11,381	$11,826	$12,155
7/31/2021	$12,541	$11,438	$11,901	$12,290
8/31/2021	$12,520	$11,431	$11,908	$12,267
9/30/2021	$12,430	$11,388	$11,874	$12,161
10/31/2021	$12,393	$11,362	$11,862	$12,157
11/30/2021	$12,482	$11,380	$11,903	$12,193
12/31/2021	$12,501	$11,391	$11,929	$12,162
1/31/2022	$12,212	$11,171	$11,737	$11,900
2/28/2022	$12,121	$11,137	$11,710	$11,767
3/31/2022	$11,756	$10,920	$11,507	$11,441
4/30/2022	$11,481	$10,775	$11,356	$11,006
5/31/2022	$11,530	$10,915	$11,460	$11,077
6/30/2022	$11,334	$10,889	$11,409	$10,904
7/31/2022	$11,561	$11,054	$11,582	$11,170
8/31/2022	$11,445	$10,895	$11,442	$10,854
9/30/2022	$11,091	$10,651	$11,170	$10,385
10/31/2022	$11,001	$10,635	$11,158	$10,251
11/30/2022	$11,315	$10,888	$11,414	$10,628
12/31/2022	$11,357	$10,922	$11,451	$10,580
1/31/2023	$11,593	$11,107	$11,655	$10,905
2/28/2023	$11,474	$10,924	$11,507	$10,623
3/31/2023	$11,550	$11,105	$11,659	$10,893
4/30/2023	$11,560	$11,061	$11,654	$10,959
5/31/2023	$11,489	$10,979	$11,594	$10,840
6/30/2023	$11,617	$11,049	$11,681	$10,801
7/31/2023	$11,662	$11,081	$11,735	$10,794
8/31/2023	$11,617	$11,025	$11,691	$10,725
9/30/2023	$11,464	$10,872	$11,559	$10,452
10/31/2023	$11,362	$10,865	$11,530	$10,287
11/30/2023	$11,669	$11,219	$11,886	$10,753
12/31/2023	$11,844	$11,368	$12,052	$11,165
1/31/2024	$11,901	$11,338	$12,050	$11,134
2/29/2024	$11,967	$11,348	$12,088	$10,977
3/31/2024	$12,032	$11,335	$12,117	$11,078
4/30/2024	$12,004	$11,262	$12,079	$10,798
5/31/2024	$12,054	$11,216	$12,072	$10,981
6/30/2024	$12,172	$11,322	$12,204	$11,086
7/31/2024	$12,257	$11,428	$12,308	$11,344
8/31/2024	$12,350	$11,554	$12,454	$11,507
9/30/2024	$12,479	$11,626	$12,531	$11,662
10/31/2024	$12,434	$11,523	$12,438	$11,372
11/30/2024	$12,537	$11,606	$12,538	$11,493
12/31/2024	$12,466	$11,538	$12,477	$11,304
1/31/2025	$12,543	$11,610	$12,562	$11,364
2/28/2025	$12,656	$11,701	$12,655	$11,614
3/31/2025	$12,550	$11,643	$12,626	$11,619
4/30/2025	$12,471	$11,588	$12,556	$11,665
5/31/2025	$12,524	$11,685	$12,659	$11,581
6/30/2025	$12,621	$11,780	$12,756	$11,759
7/31/2025	$12,585	$11,862	$12,676	$11,728
8/31/2025	$12,684	$11,951	$12,779	$11,868
9/30/2025	$12,882	$12,014	$12,877	$11,998

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class F at NAV	3.23%	2.06%	2.56%
Bloomberg Municipal Bond 1-8 Year Index	3.34%	1.27%	1.85%
Bloomberg Municipal Bond 1-8 Year 50% + Bloomberg Municipal HY 1-8 Year 50%	2.77%	2.51%	2.56%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.84%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in?

(as of September 30, 2025)

Key Fund Statistics

 (as of September 30, 2025)

Total Net Assets	$2,338,434,325
# of Portfolio Holdings	474
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$5,569,163
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A4.48%
  A-2.55%
  A+5.73%
  AA1.05%
  AA-3.50%
  AA+2.11%
  AAA0.21%
  B1.51%
  B-2.18%
  B+3.60%
  BB3.99%
  BB-3.47%
  BB+13.58%
  BBB9.24%
  BBB-3.94%
  BBB+6.55%
  CCC+0.48%
  NR31.83%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F

SDHFX

Lord Abbett Short Duration High Income Municipal Bond Fund

Annual Shareholder Report

September 30, 2025

lordabbett.com/FundDocuments

TSR-A-3387-F

11/25

Class F3

HYMQX

Lord Abbett Short Duration High Income Municipal Bond Fund

Annual Shareholder Report

September 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Short Duration High Income Municipal Bond Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$42	0.41%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2025, the Fund returned 3.38%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 3.34% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond 1-8 Year Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% over the same period. The Fund's use of derivatives, which are generally used for hedging, non-hedging, and duration management purposes, detracted from relative performance for the period.

The municipal yield curve steepened over the one-year period, with shorter maturities experiencing a fall in rates while yields moved higher in longer maturities. Positive factors for the municipal market included healthy demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Also supporting the market was the start of interest rate cuts by the U.S. Federal Reserve towards the end of the period. Negative factors included periods of rate volatility, uncertainty driven by the current administration’s fiscal policies and a continued increase in municipal bond supply after an above-average year of issuance in the prior year. Against this backdrop, municipal bonds delivered modest returns.

Top contributors to the Fund’s performance: There were no material contributors to relative performance over the period.

Top detractors from the Fund’s performance: Security selection within the Industrial Development sector detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class F3	Bloomberg Municipal Bond 1-8 Year Index	Bloomberg Municipal Bond 1-8 Year 50% + Bloomberg Municipal HY 1-8 Year 50%	Bloomberg U.S. Aggregate Bond Index
4/4/2017	$10,000	$10,000	$10,000	$10,000
4/30/2017	$10,082	$10,044	$10,111	$10,051
5/31/2017	$10,160	$10,123	$10,170	$10,128
6/30/2017	$10,179	$10,091	$10,165	$10,118
7/31/2017	$10,244	$10,149	$10,225	$10,162
8/31/2017	$10,349	$10,199	$10,321	$10,253
9/30/2017	$10,333	$10,149	$10,262	$10,204
10/31/2017	$10,324	$10,150	$10,284	$10,210
11/30/2017	$10,295	$10,055	$10,212	$10,197
12/31/2017	$10,341	$10,094	$10,210	$10,244
1/31/2018	$10,345	$10,078	$10,243	$10,126
2/28/2018	$10,351	$10,065	$10,232	$10,030
3/31/2018	$10,382	$10,063	$10,237	$10,094
4/30/2018	$10,374	$10,033	$10,313	$10,019
5/31/2018	$10,440	$10,108	$10,420	$10,091
6/30/2018	$10,480	$10,140	$10,472	$10,078
7/31/2018	$10,520	$10,175	$10,527	$10,080
8/31/2018	$10,553	$10,173	$10,558	$10,145
9/30/2018	$10,531	$10,128	$10,522	$10,080
10/31/2018	$10,495	$10,115	$10,519	$10,000
11/30/2018	$10,522	$10,185	$10,582	$10,060
12/31/2018	$10,578	$10,270	$10,660	$10,245
1/31/2019	$10,641	$10,347	$10,743	$10,354
2/28/2019	$10,720	$10,389	$10,792	$10,348
3/31/2019	$10,847	$10,453	$10,882	$10,546
4/30/2019	$10,897	$10,459	$10,902	$10,549
5/31/2019	$11,011	$10,553	$11,001	$10,736
6/30/2019	$11,068	$10,601	$11,057	$10,871
7/31/2019	$11,139	$10,673	$11,130	$10,895
8/31/2019	$11,282	$10,728	$11,214	$11,177
9/30/2019	$11,253	$10,657	$11,168	$11,118
10/31/2019	$11,266	$10,701	$11,214	$11,151
11/30/2019	$11,302	$10,724	$11,250	$11,146
12/31/2019	$11,352	$10,752	$11,298	$11,138
1/31/2020	$11,539	$10,860	$11,434	$11,352
2/29/2020	$11,674	$10,916	$11,527	$11,557
3/31/2020	$10,732	$10,684	$11,056	$11,489
4/30/2020	$10,562	$10,679	$10,980	$11,693
5/31/2020	$10,772	$10,926	$11,202	$11,747
6/30/2020	$11,057	$10,963	$11,315	$11,821
7/31/2020	$11,225	$11,064	$11,454	$11,998
8/31/2020	$11,253	$11,057	$11,474	$11,901
9/30/2020	$11,260	$11,071	$11,498	$11,894
10/31/2020	$11,267	$11,051	$11,500	$11,841
11/30/2020	$11,451	$11,108	$11,589	$11,958
12/31/2020	$11,626	$11,141	$11,702	$11,974
1/31/2021	$11,839	$11,174	$11,794	$11,888
2/28/2021	$11,744	$11,090	$11,728	$11,716
3/31/2021	$11,812	$11,127	$11,789	$11,570
4/30/2021	$11,918	$11,166	$11,860	$11,662
5/31/2021	$11,985	$11,169	$11,903	$11,700
6/30/2021	$12,067	$11,171	$11,955	$11,782
7/31/2021	$12,163	$11,227	$12,031	$11,914
8/31/2021	$12,137	$11,219	$12,037	$11,891
9/30/2021	$12,051	$11,177	$12,004	$11,788
10/31/2021	$12,017	$11,152	$11,991	$11,785
11/30/2021	$12,105	$11,169	$12,032	$11,820
12/31/2021	$12,133	$11,180	$12,058	$11,789
1/31/2022	$11,847	$10,964	$11,864	$11,535
2/28/2022	$11,760	$10,931	$11,838	$11,407
3/31/2022	$11,408	$10,718	$11,632	$11,090
4/30/2022	$11,142	$10,575	$11,479	$10,669
5/31/2022	$11,191	$10,713	$11,585	$10,738
6/30/2022	$11,003	$10,687	$11,533	$10,569
7/31/2022	$11,224	$10,849	$11,708	$10,828
8/31/2022	$11,114	$10,693	$11,567	$10,522
9/30/2022	$10,771	$10,453	$11,292	$10,067
10/31/2022	$10,693	$10,439	$11,280	$9,937
11/30/2022	$10,999	$10,686	$11,538	$10,302
12/31/2022	$11,034	$10,720	$11,576	$10,256
1/31/2023	$11,273	$10,902	$11,782	$10,571
2/28/2023	$11,151	$10,722	$11,633	$10,298
3/31/2023	$11,226	$10,900	$11,786	$10,559
4/30/2023	$11,238	$10,856	$11,781	$10,623
5/31/2023	$11,171	$10,775	$11,720	$10,508
6/30/2023	$11,297	$10,844	$11,808	$10,470
7/31/2023	$11,342	$10,876	$11,863	$10,463
8/31/2023	$11,301	$10,821	$11,818	$10,396
9/30/2023	$11,154	$10,671	$11,685	$10,132
10/31/2023	$11,056	$10,664	$11,655	$9,972
11/30/2023	$11,357	$11,012	$12,016	$10,424
12/31/2023	$11,528	$11,157	$12,184	$10,823
1/31/2024	$11,586	$11,128	$12,181	$10,793
2/29/2024	$11,651	$11,138	$12,219	$10,640
3/31/2024	$11,716	$11,125	$12,249	$10,739
4/30/2024	$11,691	$11,054	$12,210	$10,467
5/31/2024	$11,741	$11,008	$12,204	$10,645
6/30/2024	$11,857	$11,113	$12,337	$10,746
7/31/2024	$11,941	$11,216	$12,442	$10,997
8/31/2024	$12,034	$11,340	$12,590	$11,155
9/30/2024	$12,160	$11,411	$12,667	$11,304
10/31/2024	$12,118	$11,310	$12,573	$11,024
11/30/2024	$12,220	$11,392	$12,674	$11,140
12/31/2024	$12,152	$11,325	$12,613	$10,958
1/31/2025	$12,238	$11,396	$12,699	$11,016
2/28/2025	$12,341	$11,484	$12,793	$11,258
3/31/2025	$12,239	$11,428	$12,764	$11,263
4/30/2025	$12,163	$11,374	$12,692	$11,307
5/31/2025	$12,216	$11,468	$12,796	$11,226
6/30/2025	$12,313	$11,561	$12,895	$11,399
7/31/2025	$12,279	$11,642	$12,814	$11,368
8/31/2025	$12,378	$11,730	$12,918	$11,504
9/30/2025	$12,572	$11,792	$13,017	$11,630

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	3.38%	2.23%	2.73%
Bloomberg Municipal Bond 1-8 Year Index	3.34%	1.27%	1.96%
Bloomberg Municipal Bond 1-8 Year 50% + Bloomberg Municipal HY 1-8 Year 50%	2.77%	2.51%	3.15%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.79%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in?

(as of September 30, 2025)

Key Fund Statistics

 (as of September 30, 2025)

Total Net Assets	$2,338,434,325
# of Portfolio Holdings	474
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$5,569,163
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A4.48%
  A-2.55%
  A+5.73%
  AA1.05%
  AA-3.50%
  AA+2.11%
  AAA0.21%
  B1.51%
  B-2.18%
  B+3.60%
  BB3.99%
  BB-3.47%
  BB+13.58%
  BBB9.24%
  BBB-3.94%
  BBB+6.55%
  CCC+0.48%
  NR31.83%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F3

HYMQX

Lord Abbett Short Duration High Income Municipal Bond Fund

Annual Shareholder Report

September 30, 2025

lordabbett.com/FundDocuments

TSR-A-8991-F3

11/25

Class I

SDHIX

Lord Abbett Short Duration High Income Municipal Bond Fund

Annual Shareholder Report

September 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Short Duration High Income Municipal Bond Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.46%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2025, the Fund returned 3.33%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 3.34% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond 1-8 Year Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% over the same period. The Fund's use of derivatives, which are generally used for hedging, non-hedging, and duration management purposes, detracted from relative performance for the period.

The municipal yield curve steepened over the one-year period, with shorter maturities experiencing a fall in rates while yields moved higher in longer maturities. Positive factors for the municipal market included healthy demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Also supporting the market was the start of interest rate cuts by the U.S. Federal Reserve towards the end of the period. Negative factors included periods of rate volatility, uncertainty driven by the current administration’s fiscal policies and a continued increase in municipal bond supply after an above-average year of issuance in the prior year. Against this backdrop, municipal bonds delivered modest returns.

Top contributors to the Fund’s performance: There were no material contributors to relative performance over the period.

Top detractors from the Fund’s performance: Security selection within the Industrial Development sector detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class I	Bloomberg Municipal Bond 1-8 Year Index	Bloomberg Municipal Bond 1-8 Year 50% + Bloomberg Municipal HY 1-8 Year 50%	Bloomberg U.S. Aggregate Bond Index
9/30/2015	$10,000	$10,000	$10,000	$10,000
10/31/2015	$10,092	$10,038	$10,050	$10,002
11/30/2015	$10,129	$10,031	$10,049	$9,975
12/31/2015	$10,186	$10,045	$10,021	$9,943
1/31/2016	$10,259	$10,135	$10,042	$10,080
2/29/2016	$10,304	$10,165	$10,092	$10,151
3/31/2016	$10,335	$10,141	$10,093	$10,244
4/30/2016	$10,413	$10,180	$10,119	$10,284
5/31/2016	$10,437	$10,170	$10,135	$10,286
6/30/2016	$10,543	$10,240	$10,275	$10,471
7/31/2016	$10,588	$10,268	$10,303	$10,537
8/31/2016	$10,617	$10,260	$10,325	$10,525
9/30/2016	$10,613	$10,229	$10,296	$10,519
10/31/2016	$10,562	$10,197	$10,251	$10,439
11/30/2016	$10,176	$9,993	$9,781	$10,192
12/31/2016	$10,185	$10,036	$9,778	$10,206
1/31/2017	$10,300	$10,114	$9,842	$10,226
2/28/2017	$10,361	$10,178	$9,889	$10,295
3/31/2017	$10,400	$10,182	$9,894	$10,290
4/30/2017	$10,488	$10,234	$10,002	$10,369
5/31/2017	$10,569	$10,314	$10,061	$10,449
6/30/2017	$10,587	$10,281	$10,056	$10,438
7/31/2017	$10,654	$10,340	$10,115	$10,483
8/31/2017	$10,764	$10,391	$10,210	$10,577
9/30/2017	$10,747	$10,341	$10,151	$10,527
10/31/2017	$10,736	$10,341	$10,173	$10,533
11/30/2017	$10,705	$10,245	$10,102	$10,519
12/31/2017	$10,746	$10,284	$10,100	$10,568
1/31/2018	$10,757	$10,268	$10,133	$10,446
2/28/2018	$10,763	$10,255	$10,122	$10,347
3/31/2018	$10,795	$10,253	$10,127	$10,413
4/30/2018	$10,778	$10,222	$10,202	$10,336
5/31/2018	$10,854	$10,299	$10,308	$10,410
6/30/2018	$10,895	$10,331	$10,359	$10,397
7/31/2018	$10,929	$10,367	$10,413	$10,399
8/31/2018	$10,970	$10,365	$10,444	$10,466
9/30/2018	$10,946	$10,319	$10,408	$10,399
10/31/2018	$10,908	$10,306	$10,406	$10,317
11/30/2018	$10,936	$10,377	$10,468	$10,378
12/31/2018	$10,994	$10,463	$10,545	$10,569
1/31/2019	$11,059	$10,542	$10,627	$10,681
2/28/2019	$11,140	$10,585	$10,676	$10,675
3/31/2019	$11,272	$10,651	$10,765	$10,880
4/30/2019	$11,323	$10,656	$10,784	$10,883
5/31/2019	$11,441	$10,752	$10,882	$11,076
6/30/2019	$11,500	$10,801	$10,938	$11,215
7/31/2019	$11,573	$10,874	$11,010	$11,240
8/31/2019	$11,721	$10,931	$11,093	$11,531
9/30/2019	$11,690	$10,858	$11,048	$11,470
10/31/2019	$11,704	$10,903	$11,093	$11,504
11/30/2019	$11,740	$10,926	$11,129	$11,498
12/31/2019	$11,792	$10,955	$11,176	$11,490
1/31/2020	$11,985	$11,065	$11,311	$11,711
2/29/2020	$12,125	$11,121	$11,403	$11,922
3/31/2020	$11,146	$10,886	$10,937	$11,852
4/30/2020	$10,968	$10,881	$10,862	$12,063
5/31/2020	$11,186	$11,132	$11,081	$12,119
6/30/2020	$11,482	$11,170	$11,193	$12,195
7/31/2020	$11,656	$11,272	$11,331	$12,377
8/31/2020	$11,684	$11,266	$11,350	$12,277
9/30/2020	$11,691	$11,279	$11,374	$12,271
10/31/2020	$11,697	$11,259	$11,376	$12,216
11/30/2020	$11,888	$11,318	$11,464	$12,336
12/31/2020	$12,069	$11,351	$11,576	$12,353
1/31/2021	$12,289	$11,385	$11,667	$12,264
2/28/2021	$12,190	$11,299	$11,601	$12,087
3/31/2021	$12,260	$11,337	$11,662	$11,936
4/30/2021	$12,369	$11,376	$11,732	$12,030
5/31/2021	$12,438	$11,379	$11,775	$12,070
6/30/2021	$12,523	$11,381	$11,826	$12,155
7/31/2021	$12,621	$11,438	$11,901	$12,290
8/31/2021	$12,594	$11,431	$11,908	$12,267
9/30/2021	$12,504	$11,388	$11,874	$12,161
10/31/2021	$12,468	$11,362	$11,862	$12,157
11/30/2021	$12,559	$11,380	$11,903	$12,193
12/31/2021	$12,587	$11,391	$11,929	$12,162
1/31/2022	$12,289	$11,171	$11,737	$11,900
2/28/2022	$12,199	$11,137	$11,710	$11,767
3/31/2022	$11,841	$10,920	$11,507	$11,441
4/30/2022	$11,565	$10,775	$11,356	$11,006
5/31/2022	$11,615	$10,915	$11,460	$11,077
6/30/2022	$11,411	$10,889	$11,409	$10,904
7/31/2022	$11,640	$11,054	$11,582	$11,170
8/31/2022	$11,525	$10,895	$11,442	$10,854
9/30/2022	$11,177	$10,651	$11,170	$10,385
10/31/2022	$11,087	$10,635	$11,158	$10,251
11/30/2022	$11,404	$10,888	$11,414	$10,628
12/31/2022	$11,440	$10,922	$11,451	$10,580
1/31/2023	$11,686	$11,107	$11,655	$10,905
2/28/2023	$11,567	$10,924	$11,507	$10,623
3/31/2023	$11,637	$11,105	$11,659	$10,893
4/30/2023	$11,648	$11,061	$11,654	$10,959
5/31/2023	$11,586	$10,979	$11,594	$10,840
6/30/2023	$11,708	$11,049	$11,681	$10,801
7/31/2023	$11,754	$11,081	$11,735	$10,794
8/31/2023	$11,710	$11,025	$11,691	$10,725
9/30/2023	$11,557	$10,872	$11,559	$10,452
10/31/2023	$11,455	$10,865	$11,530	$10,287
11/30/2023	$11,774	$11,219	$11,886	$10,753
12/31/2023	$11,943	$11,368	$12,052	$11,165
1/31/2024	$12,001	$11,338	$12,050	$11,134
2/29/2024	$12,068	$11,348	$12,088	$10,977
3/31/2024	$12,135	$11,335	$12,117	$11,078
4/30/2024	$12,109	$11,262	$12,079	$10,798
5/31/2024	$12,160	$11,216	$12,072	$10,981
6/30/2024	$12,280	$11,322	$12,204	$11,086
7/31/2024	$12,366	$11,428	$12,308	$11,344
8/31/2024	$12,462	$11,554	$12,454	$11,507
9/30/2024	$12,592	$11,626	$12,531	$11,662
10/31/2024	$12,548	$11,523	$12,438	$11,372
11/30/2024	$12,653	$11,606	$12,538	$11,493
12/31/2024	$12,582	$11,538	$12,477	$11,304
1/31/2025	$12,671	$11,610	$12,562	$11,364
2/28/2025	$12,777	$11,701	$12,655	$11,614
3/31/2025	$12,671	$11,643	$12,626	$11,619
4/30/2025	$12,591	$11,588	$12,556	$11,665
5/31/2025	$12,646	$11,685	$12,659	$11,581
6/30/2025	$12,745	$11,780	$12,756	$11,759
7/31/2025	$12,710	$11,862	$12,676	$11,728
8/31/2025	$12,811	$11,951	$12,779	$11,868
9/30/2025	$13,012	$12,014	$12,877	$11,998

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class I at NAV	3.33%	2.16%	2.67%
Bloomberg Municipal Bond 1-8 Year Index	3.34%	1.27%	1.85%
Bloomberg Municipal Bond 1-8 Year 50% + Bloomberg Municipal HY 1-8 Year 50%	2.77%	2.51%	2.56%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.84%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in?

(as of September 30, 2025)

Key Fund Statistics

 (as of September 30, 2025)

Total Net Assets	$2,338,434,325
# of Portfolio Holdings	474
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$5,569,163
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A4.48%
  A-2.55%
  A+5.73%
  AA1.05%
  AA-3.50%
  AA+2.11%
  AAA0.21%
  B1.51%
  B-2.18%
  B+3.60%
  BB3.99%
  BB-3.47%
  BB+13.58%
  BBB9.24%
  BBB-3.94%
  BBB+6.55%
  CCC+0.48%
  NR31.83%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class I

SDHIX

Lord Abbett Short Duration High Income Municipal Bond Fund

Annual Shareholder Report

September 30, 2025

lordabbett.com/FundDocuments

TSR-A-3388-I

11/25

Item 1(b): Not applicable.

Item 2:	Code of Ethics.
(a)	In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”). The Code of Ethics was in effect during the fiscal year ended September 30, 2025 (the “Period”).

(b)	Not applicable.

(c)	The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

(d)	The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

(e)	Not applicable.

(f)	See Item 19(a)(1) concerning the filing of the Code of Ethics.

Item 3:	Audit Committee Financial Expert.
The Registrant’s board of directors has determined that each of the following independent directors who are members of the audit committee is an audit committee financial expert: Evelyn E. Guernsey, Karla M. Rabusch, and Peter J. McNamara. Each of these persons is independent within the meaning of the Form N-CSR.

Item 4:	Principal Accountant Fees and Services.
In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended September 30, 2025 and 2024 by the Registrant’s principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, “Deloitte”) were as follows:

	Fiscal year ended:
	2025	2024
Audit Fees {a}	$357,000	$394,000
Audit-Related Fees	- 0 -	- 0 -
Total audit and audit-related fees	$357,000	$394,000

Tax Fees	- 0 -	- 0 -
All Other Fees {b}	- 0 -	- 0 -

Total Fees	$357,000	$394,000

{a} Consists of fees for audits of the Registrant’s annual financial statements.

{b} Fees for the fiscal year ended September 30, 2025 and 2024 consist of fees for services related to the recovery of excess dividend withholding taxes in certain jurisdictions.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant’s Audit Committee has adopted pre-approval policies and procedures. Such policies and procedures generally provide that the Audit Committee must pre-approve:

●	any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and
●	any audit-related, tax, and other services to be provided to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor’s independence.

The Audit Committee has delegated pre-approval authority to its Chair, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually. The Chair will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant’s Audit Committee has approved 100% of the services described in paragraphs (b) through (d) of this Item 4, no amount was approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as “All Other Fees”.

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant’s investment adviser, Lord, Abbett & Co. LLC (“Lord Abbett”), for the fiscal years ended September 30, 2025 and 2024 were:

	Fiscal year ended:
	2025	2024
All Other Fees {a}	$260,000	$250,000

{a} Consist of fees for Independent Services Auditors’ Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett’s Asset Management Services (“SOC-1 Report”).

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett for the fiscal years ended September 30, 2025 and 2024 were:

	Fiscal year ended:
	2025	2024
All Other Fees	$ - 0 -	$ - 0 -

(h) The Registrant’s Audit Committee has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte’s independence.

(i) Not Applicable.

(j) Not Applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
The Registrant’s “Schedule I – Investments in securities of unaffiliated issuers” as of the close of the reporting period is included under Item 7 of this Form N-CSR.

Item 7:	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 8:	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Item 9:	Proxy Disclosures for Open-End Management Investment Companies.

Item 10:	Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.

Item 11:	Statement Regarding Basis for Approval of Investment Advisory Contract.
The Fund’s Board of Directors did not approve any investment advisory contract during the Fund’s most recent fiscal half-year.

LORD ABBETT
FINANCIAL STATEMENTS
AND OTHER IMPORTANT
INFORMATION

Lord Abbett Municipal Income Fund

Short Duration Tax Free Fund

Intermediate Tax Free Fund

National Tax Free Fund

High Income Municipal Bond Fund

Short Duration High Income Municipal Bond Fund

California Tax Free Fund

New Jersey Tax Free Fund

New York Tax Free Fund

For the fiscal year ended September 30, 2025

Table of Contents

Schedules of Investments (Item 7)

1	Short Duration Tax Free Fund

18	Intermediate Tax Free Fund

65	National Tax Free Fund

102	High Income Municipal Bond Fund

136	Short Duration High Income Municipal Bond Fund

164	California Tax Free Fund

181	New Jersey Tax Free Fund

192	New York Tax Free Fund

210	Statements of Assets and Liabilities (Item 7)

214	Statements of Operations (Item 7)

216	Statements of Changes in Net Assets (Item 7)

222	Financial Highlights (Item 7)

238	Notes to Financial Statements (Item 7)

262	Report of Independent Registered Public Accounting Firm (Item 7)

263	Changes in and Disagreements with Accountants (Item 8)

263	Proxy Disclosures (Item 9)

263	Remuneration Paid to Directors, Officers, and Others (Item 10)

Schedule of Investments

SHORT DURATION TAX FREE FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 80.20%

MUNICIPAL BONDS 80.20%

Corporate-Backed 2.50%
Black Belt Energy Gas District AL	4.00%	#(b)	10/1/2052	A2	$15,000,000	$15,181,925
California Municipal Finance Authority†	3.30%	#(b)	2/1/2039	A-	4,750,000	4,741,665
City of Farmington-Public Service Co of New Mexico	3.90%	#(b)	6/1/2040	BBB	2,500,000	2,535,857
Industrial Development Board of the City of Mobile Alabama-Alabama Power Co AL	3.375%	#(b)	6/1/2034	A1	5,000,000	5,078,022
Iowa Finance Authority-Howmet Aerospace Inc	4.75%		8/1/2042	BBB+	2,500,000	2,475,434
Ohio Air Quality Development Authority-American Electric Power Co Inc	2.40%	#(b)	12/1/2038	BBB	10,700,000	10,201,614
Ohio Air Quality Development Authority-Ohio valley Electric Corp	1.50%	#(b)	2/1/2026	Baa3	1,000,000	996,872
Total						41,211,389

Education 6.61%
Arlington Higher Education Finance Corp.-BASIS Texas Charter Schools Inc TX†	5.00%		6/15/2030	Ba2	2,500,000	2,641,659
California Community Choice Financing Authority	4.501% (SOFR * .67 + 1.70%	)#	5/1/2053	A1	15,000,000	15,082,709
California State University	0.55%	#(b)	11/1/2049	Aa2	5,000,000	4,875,125
Capital Trust Agency, Inc.-Renaissance Charter School Inc Series 2019 Obligated Group FL†	4.00%		6/15/2029	NR	850,000	837,803
Clifton Higher Education Finance Corp.-International Leadership of Texas Inc (PSF-GTD)	5.00%		8/15/2028	Aaa	800,000	848,152
County of Douglas-Creighton University NE	5.00%		7/1/2028	A2	1,000,000	1,063,741
County of Douglas-Creighton University NE	5.00%		7/1/2029	A2	750,000	813,323
County of Douglas-Creighton University NE	5.00%		7/1/2030	A2	1,000,000	1,103,293
Illinois Finance Authority-Illinois Institute of Technology	5.00%		9/1/2028	Ba2	1,135,000	1,163,280
Illinois Finance Authority-Illinois Institute of Technology	5.00%		9/1/2029	Ba2	630,000	649,898
Louisiana State Citizens Property Insurance Corp.	5.00%		6/1/2026	A1	6,740,000	6,843,899

See Notes to Financial Statements.	1

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Education (continued)
Massachusetts Development Finance Agency-President & Trustees of Williams College	3.30%	#(b)	7/1/2041	AA+	$6,000,000	$6,083,150
New Jersey Educational Facilities Authority-State of New Jersey	5.00%		8/1/2029	A1	2,500,000	2,722,156
New Jersey Educational Facilities Authority-Trustees of Princeton University	5.00%	#(b)	7/1/2064	AAA	10,000,000	11,157,762
New York State Dormitory Authority-Pace University	5.00%		5/1/2026	BBB-	1,375,000	1,389,581
New York State Dormitory Authority-Pace University	5.00%		5/1/2027	BBB-	1,500,000	1,547,443
New York State Dormitory Authority-Pace University	5.00%		5/1/2028	BBB-	1,480,000	1,543,581
New York State Dormitory Authority-Pace University	5.00%		5/1/2036	BBB-	2,500,000	2,666,618
New York State Dormitory Authority-Pace University	5.00%		5/1/2037	BBB-	3,000,000	3,172,589
New York State Dormitory Authority (AG), (ST AID WITHHLDG)	5.00%		10/1/2030	AA	5,285,000	5,932,743
Northside Independent School District TX GO (PSF-GTD)	3.45%	#(b)	8/1/2054	Aaa	3,945,000	3,987,962
Ohio Air Quality Development Authority-Duke Energy Corp	4.00%	#(b)	9/1/2030	BBB	1,300,000	1,325,807
Sierra Vista Industrial Development Authority-American Leadership Academy Inc AZ†	5.00%		6/15/2034	NR	625,000	647,036
Temple University-of The Commonwealth System of Higher Education PA (AG)	5.00%		4/1/2031	AA	2,310,000	2,592,029
Temple University-of The Commonwealth System of Higher Education PA (AG)	5.00%		4/1/2032	AA	2,850,000	3,234,217
Temple University-of The Commonwealth System of Higher Education PA (AG)	5.00%		4/1/2033	AA	2,190,000	2,502,874
University of North Carolina at Chapel Hill	3.837% (SOFR * .67 + 1.05%	)#	12/1/2041	AAA	20,000,000	20,098,138
University of South Alabama (AG)	5.00%		11/1/2028	AA	2,285,000	2,337,521
Total						108,864,089

General Obligation 10.82%
California State Public Works Board	5.00%		10/1/2026	NR	90,000	92,410
California State Public Works Board	5.00%		10/1/2026	Aa3	1,410,000	1,446,201

2	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
General Obligation (continued)
California State Public Works Board	5.00%		10/1/2027	Aa3	$3,095,000	$3,265,613
City of Brockton MA GO	5.625%		10/9/2025	NR	13,150,000	13,158,584
City of Chicago IL GO	5.00%		1/1/2026	BBB	6,890,000	6,921,872
City of Chicago IL GO	5.00%		1/1/2027	BBB	6,400,000	6,508,630
City of Chicago IL GO	5.00%		1/1/2034	BBB	5,000,000	5,327,825
City of Madison WI GO	5.00%		10/1/2030	Aaa	9,985,000	11,223,819
County of Cook IL GO	5.00%		11/15/2031	Aa3	2,350,000	2,394,503
Delaware Valley Regional Finance Authority PA	3.29% (MUNIPSA * 1 + .40%	)#	3/1/2057	A+	6,070,000	6,053,291
Denton Independent School District TX GO (PSF-GTD)	4.00%	#(b)	8/15/2055	AAA	5,000,000	5,201,808
Louisiana Stadium & Exposition District	5.00%		7/1/2035	A2	2,690,000	3,017,195
Metropolitan Water Reclamation District of Greater Chicago IL GO	5.00%		12/1/2030	AA+	1,620,000	1,656,617
State of California GO	5.00%		8/1/2030	Aa2	4,680,000	4,775,372
State of California GO	5.00%		9/1/2030	Aa2	10,200,000	10,218,557
State of Connecticut GO	5.00%		12/1/2028	Aa2	8,000,000	8,629,046
State of Connecticut GO	5.00%		12/1/2029	Aa2	3,850,000	4,241,932
State of Illinois GO	5.00%		7/1/2029	A-	9,465,000	10,225,955
State of Illinois GO	5.00%		10/1/2029	A-	5,880,000	6,379,416
State of Illinois GO	5.00%		10/1/2029	A-	2,115,000	2,249,662
State of Illinois GO	5.00%		10/1/2030	A-	3,000,000	3,185,684
State of Illinois GO	5.00%		11/1/2030	A-	7,200,000	7,358,802
State of Illinois GO	5.25%		9/1/2031	A-	10,000,000	11,253,303
State of Illinois GO	5.25%		9/1/2033	A-	15,000,000	17,103,407
State of Maryland GO	4.00%		8/1/2028	AAA	5,000,000	5,225,732
Town of Cumberland RI GO	4.00%		8/26/2026	NR	15,000,000	15,179,393
Township of Little Egg Harbor NJ GO	3.50%		12/18/2025	NR	5,861,000	5,867,007
Total						178,161,636

Health Care 17.26%
Berks County Municipal Authority-Tower Health Obligated Group PA	Zero Coupon		6/30/2044	NR	1,399,000	990,133
Berks County Municipal Authority-Tower Health Obligated Group PA	5.00%		6/30/2039	NR	2,801,000	2,536,146
Berks County Municipal Authority-Tower Health Obligated Group PA	6.00%		6/30/2034	NR	208,897	218,571

See Notes to Financial Statements.	3

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Health Care (continued)
Berks County Municipal Authority-Tower Health Obligated Group PA	8.00%		6/30/2034	NR	$416,899	$411,792
Brevard County Health Facilities Authority-Health First Inc Obligated Group FL	5.00%		4/1/2028	A	3,720,000	3,929,092
California Health Facilities Financing Authority-Adventist Health System/West Obligated Group	5.00%		12/1/2037	BBB+	8,000,000	8,530,629
California Health Facilities Financing Authority-Providence St Joseph Health Obligated Group	5.00%	#(b)	10/1/2050	A	20,000,000	21,866,494
California Municipal Finance Authority-Palomar Health Obligated Group COPS†	5.00%		11/1/2027	B	10,000,000	9,437,755
Charlotte-Mecklenburg Hospital Authority-Atrium Health Obligated Group NC	5.00%	#(b)	1/15/2050	AA	4,275,000	4,561,270
Citizens Memorial Hospital District MO	5.00%		12/1/2026	NR	8,825,000	8,876,453
City of Colby KS-Citizens Medical Center Inc	5.50%		7/1/2026	NR	5,600,000	5,608,386
City of South Miami Health Facilities Authority, Inc.-Baptist Health South Florida Obligated Group FL	5.00%	#(b)	8/15/2065	AA-	3,000,000	3,298,779
Colorado Health Facilities Authority	5.00%		5/15/2033	AA+	4,375,000	4,910,392
Colorado Health Facilities Authority-AdventHealth Obligated Group	5.00%	#(b)	11/15/2049	NR	185,000	189,820
Colorado Health Facilities Authority-AdventHealth Obligated Group	5.00%	#(b)	11/15/2049	AA	1,825,000	1,868,944
County of Lehigh-St Luke’s Hospital Obligated Group PA	3.99% (MUNIPSA * 1 + 1.10%	)#	8/15/2038	A-	14,360,000	14,171,288
Crawford County Memorial Hospital Inc LA	5.00%		6/15/2027	NR	1,260,000	1,276,289
Harris County Cultural Education Facilities Finance Corp.-Memorial Hermann Health System Obligated Group TX	5.00%		7/1/2037	AA-	6,000,000	6,675,849
Harris County Cultural Education Facilities Finance Corp.-Memorial Hermann Health System Obligated Group TX	5.00%	#(b)	7/1/2049	AA-	5,420,000	5,562,645
Harris County Cultural Education Facilities Finance Corp.-Texas Children’s Hospital Obligated Group	5.00%	#(b)	10/1/2051	Aa2	12,620,000	14,069,066

4	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Health Care (continued)
Health & Educational Facilities Authority of the State of Missouri-SSM Health Care Obligated Group	5.00%	#(b)	6/1/2039	A+	$10,000,000	$10,539,789
Hospitals & Higher Education Facilities Authority of Philadelphia-Temple University Health Obligated Group PA	5.00%		7/1/2027	BBB	5,000,000	5,130,009
Housing & Redevelopment Authority of The City of St. Paul Minnesota-HealthPartners Obligated Group MN	5.00%		7/1/2029	A	3,450,000	3,722,065
Idaho Health Facilities Authority	5.00%	#(b)	3/1/2060	A	4,000,000	4,382,623
Louisiana Public Facilities Authority-Ochsner Clinic Foundation Obligated Group	5.00%		5/15/2030	A	6,000,000	6,501,617
Maryland Health & Higher Educational Facilities Authority-University of Maryland Medical System Obligated Group	5.00%	#(b)	7/1/2045	A	5,000,000	5,478,810
Massachusetts Development Finance Agency-Boston Medical Center Corp Obligated Group	5.00%		7/1/2032	BBB	3,760,000	3,800,802
Massachusetts Development Finance Agency-Mass General Brigham Inc	5.00%		7/1/2031	AA-	5,000,000	5,258,767
Massachusetts Development Finance Agency-Mass General Brigham Inc	5.00%	#(b)	7/1/2050	AA-	10,000,000	10,895,283
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board-Vanderbilt University Medical Center Obligated Group TN	5.00%		7/1/2028	A	1,500,000	1,587,413
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board-Vanderbilt University Medical Center Obligated Group TN	5.00%		7/1/2029	A	5,000,000	5,390,595
Michigan Finance Authority-McLaren Health Care Corp Obligated Group	1.20%	#(b)	10/15/2038	A1	10,000,000	9,502,631
New Hope Cultural Education Facilities Finance Corp.-Bella Vida Forefront Living Obligated Group TX	4.25%		10/1/2030	NR	1,250,000	1,256,015
New York State Dormitory Authority-Montefiore Obligated Group	5.00%		9/1/2028	BBB-	1,500,000	1,580,429
New York State Dormitory Authority-Montefiore Obligated Group	5.00%		9/1/2029	BBB-	1,750,000	1,860,293

See Notes to Financial Statements.	5

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
Health Care (continued)
New York State Dormitory Authority-Montefiore Obligated Group	5.00%		9/1/2030	BBB-		$1,000,000	$1,073,863
New York State Dormitory Authority-Northwell Health Obligated Group	5.00%		5/1/2028	A-		3,740,000	3,956,860
New York State Dormitory Authority-White Plains Hospital Obligated Group	5.00%		10/1/2030	BBB-		375,000	405,869
New York State Dormitory Authority-White Plains Hospital Obligated Group	5.00%		10/1/2031	BBB-		2,250,000	2,450,142
New York State Dormitory Authority-White Plains Hospital Obligated Group	5.00%		10/1/2032	BBB-		1,000,000	1,092,751
New York State Dormitory Authority-White Plains Hospital Obligated Group	5.00%		10/1/2033	BBB-		1,000,000	1,093,393
Oklahoma Development Finance Authority-OU Medicine Obligated Group	5.00%		8/15/2026	BB+		800,000	807,431
Pennsylvania Higher Educational Facilities Authority-Thomas Jefferson University Obligated Group	5.25%		11/1/2039	A		8,000,000	8,784,384
Rockland County Economic Assistance Corp.-Bon Secours Health System Inc Obligated Group NY	6.50%		11/1/2030	NR		5,000,000	5,204,279
Shelby County Health Educational & Housing Facilities Board-Baptist Memorial Health Care Obligated Group TN	5.00%	#(b)	9/1/2049	BBB+		8,750,000	9,321,819
South Carolina Jobs-Economic Development Authority-Kiawah Life Plan Village Inc	5.25%		11/15/2028	NR		2,850,000	2,853,004
South Carolina Jobs-Economic Development Authority-Novant Health Obligated Group	5.00%		11/1/2037	A+		4,000,000	4,385,096
Tarrant County Cultural Education Facilities Finance Corp.-Baylor Scott & White Health Obligated Group TX	5.00%	#(b)	11/15/2052	Aa2		2,180,000	2,198,888
Tulsa County Industrial Authority-Montereau Obligated Group OK	5.00%		11/15/2026	BBB-	(c)	500,000	505,188
Washington Health Care Facilities Authority-CommonSpirit Health Obligated Group	5.00%		8/1/2029	A-		3,425,000	3,695,530
Washington Health Care Facilities Authority-CommonSpirit Health Obligated Group	5.00%		8/1/2029	A-		3,500,000	3,776,455

6	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
Health Care (continued)
Washington Health Care Facilities Authority-CommonSpirit Health Obligated Group	5.00%	#(b)	8/1/2049	A-		$7,515,000	$7,549,473
Washington Health Care Facilities Authority-Multicare Health System Obligated Group	5.00%	#(b)	8/15/2055	A		10,000,000	10,766,324
Wisconsin Health & Educational Facilities Authority-Hospital Sisters Services Obligated Group	5.00%		8/15/2030	A+		7,000,000	7,702,643
Wisconsin Health & Educational Facilities Authority-Marshfield Clinic Health System Obligated Group	5.00%		2/15/2029	A+		6,200,000	6,634,368
Wisconsin Health & Educational Facilities Authority-Wisconsin Masonic Home Obligated Group	4.20%		8/15/2028	BBB-	(c)	4,010,000	4,009,923
Total							284,144,617

Housing 9.76%
Atlanta Urban Residential Finance Authority-North Block Associates LLC GA (FHA), (HUD)	3.40%	#(b)	2/1/2029	Aa1		2,500,000	2,533,570
California Housing Finance Agency-Del Sur Family Housing LP	5.00%	#(b)	5/1/2054	Aa1		1,750,000	1,779,007
Colorado Housing & Finance Authority (FHLMC), (FNMA), (GNMA)	6.25%		5/1/2055	AA		5,000,000	5,638,400
Colorado Housing & Finance Authority (GNMA)	6.00%		5/1/2053	AA		2,285,000	2,495,977
Connecticut Housing Finance Authority	4.00%		5/15/2049	AAA		2,375,000	2,402,592
Connecticut Housing Finance Authority	6.25%		5/15/2054	AAA		2,325,000	2,532,286
Eagle County Housing & Development Authority-Eagle Villas Owner LP CO	3.55%	#(b)	12/1/2045	Aa1		3,750,000	3,778,173
Idaho Housing & Finance Association (FHLMC), (FNMA), (GNMA)	6.25%		1/1/2056	Aa1		2,000,000	2,271,689
Illinois Housing Development Authority (FHLMC), (FNMA), (GNMA)	6.25%		10/1/2055	Aaa		4,990,000	5,664,159
Michigan State Housing Development Authority	4.25%		12/1/2049	AA+		1,825,000	1,845,225
Michigan State Housing Development Authority	6.25%		6/1/2055	AA+		5,000,000	5,516,911
Minnesota Housing Finance Agency (FHLMC), (FNMA), (GNMA)	4.25%		7/1/2049	AA+		1,490,000	1,510,977

See Notes to Financial Statements.	7

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Housing (continued)
Minnesota Housing Finance Agency (FHLMC), (FNMA), (GNMA)	5.00%		7/1/2053	AA+	$5,375,000	$5,598,642
Minnesota Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.25%		7/1/2054	AA+	5,170,000	5,623,677
Minnesota Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.25%		1/1/2055	AA+	2,465,000	2,770,273
Minnesota Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.50%		1/1/2055	AA+	3,475,000	3,931,430
New Jersey Housing & Mortgage Finance Agency	6.00%		10/1/2055	AA	3,405,000	3,685,465
New York City Housing Development Corp.-8 Spruce NY Owner LLC	4.00%		12/15/2031	Baa1	500,000	517,160
New York City Housing Development Corp.-8 Spruce NY Owner LLC	4.375%		12/15/2031	Baa3	500,000	514,481
New York State Housing Finance Agency (FHA), (SONYMA)	0.75%		11/1/2025	Aa2	270,000	269,250
North Carolina Housing Finance Agency (FHLMC), (FNMA), (GNMA)	4.00%		1/1/2050	AA+	1,395,000	1,403,701
North Carolina Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.25%		1/1/2055	AA+	5,235,000	5,684,461
North Dakota Housing Finance Agency	4.00%		1/1/2050	Aa1	2,215,000	2,244,924
North Dakota Housing Finance Agency	6.00%		1/1/2056	Aa1	6,250,000	6,921,541
Ohio Housing Finance Agency-Pebble Brooke Owner LP	3.35%	#(b)	7/1/2043	Aa1	14,000,000	14,138,085
Ohio Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.25%		3/1/2055	Aa1	3,900,000	4,292,890
Pennsylvania Housing Finance Agency	6.50%		10/1/2055	Aa1	5,000,000	5,740,932
Seattle Housing Authority-Yesler Block 6.6 LLLP WA (HUD)	5.00%		6/1/2027	AA	7,000,000	7,122,859
South Dakota Housing Development Authority (FHLMC), (FNMA), (GNMA)	6.25%		5/1/2055	AAA	6,640,000	7,257,770
State of New York Mortgage Agency Homeowner Mortgage Revenue	3.50%		4/1/2049	Aa1	320,000	319,668
Texas Department of Housing & Community Affairs (GNMA)	5.50%		7/1/2053	AA+	2,455,000	2,637,779
Texas State Affordable Housing Corp.-AHFC-FC Norman Housing LP	3.625%	#(b)	1/1/2045	Aa1	3,400,000	3,431,941
Utah Housing Corp. (FHLMC), (FNMA), (GNMA)	6.25%		7/1/2055	Aa2	6,875,000	7,760,446
Utah Housing Corp. (FHLMC), (FNMA), (GNMA)	6.50%		7/1/2055	Aa2	5,005,000	5,612,271

8	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
Housing (continued)
Virginia Beach Development Authority-Westminster-Canterbury on Chesapeake Bay Obligated Group	5.375%		9/1/2029	BB+	(c)	$3,800,000	$3,837,998
Virginia Housing Development Authority	3.625%	#(b)	7/1/2055	AAA		8,505,000	8,506,520
Wisconsin Housing & Economic Development Authority-East National LLC	5.00%	#(b)	8/1/2058	Aa1		2,000,000	2,030,453
Wisconsin Housing & Economic Development Authority Home Ownership Revenue (FHLMC), (FNMA), (GNMA)	6.25%		9/1/2055	AA+		2,100,000	2,347,842
Wisconsin Housing & Economic Development Authority Housing Revenue	3.75%	#(b)	11/1/2055	AA+		8,365,000	8,442,058
Total							160,613,483

Lease Obligations 1.15%
New Jersey Economic Development Authority-New Jersey Transit Corp	5.00%		11/1/2028	A1		1,315,000	1,411,574
New Jersey Transportation Trust Fund Authority-State of New Jersey	5.00%		6/15/2028	A1		11,685,000	12,442,033
Virginia College Building Authority-Commonwealth of Virginia	4.00%		2/1/2029	AA+		5,005,000	5,025,304
Total							18,878,911

Multi-Family Housing 1.01%
Housing Options, Inc. TX (HUD)	3.05%	#(b)	2/1/2045	Aa1		3,850,000	3,865,129
Industrial Development Authority of the City of Phoenix Arizona-4201 S 91st Avenue Owner LLLP AZ	3.10%	#(b)	2/1/2059	Aa1		5,000,000	5,021,412
Kansas Development Finance Authority-Manhattan HP LP	2.70%	#(b)	10/1/2046	Aa1		3,000,000	2,982,561
Michigan State Housing Development Authority-28WPHASETHREE Ltd Dividend Housing Association LP	2.70%	#(b)	10/1/2043	Aa1		4,695,000	4,667,709
Total							16,536,811

Other Revenue 3.17%
Black Belt Energy Gas District AL	4.00%	#(b)	12/1/2049	A1		12,325,000	12,366,587
California Infrastructure & Economic Development Bank-Museum Associates	3.59% (MUNIPSA * 1 + .70%	)#	12/1/2050	A3		6,500,000	6,473,595
Illinois Finance Authority-Field Museum Natural of History	4.062% (SOFR * .70 + 1.15%	)#	11/1/2034	A		2,750,000	2,748,225

See Notes to Financial Statements.	9

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Other Revenue (continued)
Industrial Development Authority of the County of Pima-Edkey Inc Obligated Group AZ†(d)	3.50%		7/1/2025	NR	$425,000	$340,000
Lower Alabama Gas District	4.00%	#(b)	12/1/2050	A2	19,085,000	19,124,403
Oregon State Lottery	5.00%		4/1/2031	AAA	3,025,000	3,123,336
Public Finance Authority-Inperium Inc Obligated Group WI†	5.00%		12/1/2034	NR	2,135,000	2,227,014
Triborough Bridge & Tunnel Authority-Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.00%	#(b)	5/15/2051	AA+	5,700,000	5,775,689
Total						52,178,849

Pollution Control 0.29%
Industrial Development Authority of the County of Yavapai-Republic Services Inc AZ	3.20%	#(b)	4/1/2029	A-	1,500,000	1,500,000
North Carolina Capital Facilities Finance Agency-Republic Services Inc	3.20%	#(b)	7/1/2034	A-	3,250,000	3,248,436
Total						4,748,436

Special Tax 0.33%
Allentown Neighborhood Improvement Zone Development Authority PA†	5.00%		5/1/2028	NR	1,915,000	1,965,712
New York City Industrial Development Agency-Yankee Stadium LLC NY (FGIC)	3.585% (CPI YoY * 1 + 0.88%	)	3/1/2026	Baa1	2,000,000	1,999,211
Village Community Development District No. 13 FL†	2.625%		5/1/2030	NR	1,450,000	1,393,169
Total						5,358,092

Tax Revenue 1.87%
City of Sparks NV†	2.75%		6/15/2028	Baa2	80,000	78,669
Matching Fund Special Purpose Securitization Corp.-United States Virgin Islands Federal Excise Tax	5.00%		10/1/2026	NR	2,000,000	2,015,770
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2028	A1	3,995,000	4,253,823
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%		11/1/2032	AAA	14,000,000	16,038,229
New York State Housing Finance Agency-State of New York Personal Income Tax Revenue	3.35%	#(b)	6/15/2054	Aa1	3,610,000	3,626,885

10	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Tax Revenue (continued)
New York State Housing Finance Agency-State of New York Personal Income Tax Revenue	3.45%	#(b)	6/15/2054	Aa1	$1,500,000	$1,519,243
State of Louisiana Gasoline & Fuels Tax Revenue	5.00%		5/1/2032	AA	2,875,000	3,265,147
Total						30,797,766

Taxable Revenue-Water & Sewer 0.78%
Washington Suburban Sanitary Commission MD	4.00%		6/15/2032	AAA	5,000,000	5,103,385
Water Works Board of the City of Birmingham/The AL†	3.75%		9/1/2026	NR	7,750,000	7,750,158
Total						12,853,543

Transportation 5.09%
Central Texas Turnpike System	5.00%		8/15/2031	A-	7,500,000	8,414,946
City of Cleveland Airport System Revenue OH	5.00%		1/1/2029	A	7,500,000	8,053,342
City of Cleveland Airport System Revenue OH	5.00%		1/1/2030	A	6,000,000	6,568,525
Metropolitan Transportation Authority NY	5.00%		11/15/2026	A	2,250,000	2,306,398
Metropolitan Transportation Authority NY	5.00%		11/15/2026	A	1,675,000	1,716,985
Metropolitan Transportation Authority NY	5.00%		11/15/2026	A	2,315,000	2,373,028
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2036	A1	5,500,000	6,117,567
New Jersey Transportation Trust Fund Authority-State of New Jersey	5.00%		6/15/2033	A1	11,500,000	13,122,497
New Jersey Transportation Trust Fund Authority-State of New Jersey	5.00%		6/15/2033	A1	4,000,000	4,565,445
New Jersey Turnpike Authority (AG)	5.25%		1/1/2026	AA	7,645,000	7,694,545
North Carolina Turnpike Authority (AG)	5.00%		1/1/2028	AA	1,500,000	1,542,253
North Texas Tollway Authority	5.00%		1/1/2026	AA-	5,500,000	5,532,112
North Texas Tollway Authority	5.00%		1/1/2031	A+	5,250,000	5,866,019
Oklahoma Turnpike Authority	5.00%		1/1/2030	AA-	1,730,000	1,781,740
Pennsylvania Turnpike Commission	5.00%	#(b)	12/1/2045	AA-	2,500,000	2,821,756
Port Authority of New York & New Jersey	3.00%		12/1/2027	AA-	2,500,000	2,500,406
State of Louisiana Gasoline & Fuels Tax Revenue	5.00%		5/1/2029	AA	2,575,000	2,792,553
Total						83,770,117

See Notes to Financial Statements.	11

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Utilities 19.56%
Black Belt Energy Gas District AL	5.00%		10/1/2035	A2	$10,000,000	$10,451,725
Black Belt Energy Gas District AL	5.00%	#(b)	12/1/2055	A1	8,000,000	8,628,756
Black Belt Energy Gas District AL	5.25%	#(b)	5/1/2055	A1	3,750,000	4,091,361
California Community Choice Financing Authority	5.00%	#(b)	11/1/2055	A1	14,500,000	15,360,302
California Community Choice Financing Authority	5.25%		11/1/2054	A2	5,480,000	5,944,655
Central Plains Energy Project NE	4.981% (SOFR * .67 + 2.18%	)#	5/1/2053	A2	20,000,000	20,757,614
City of San Antonio Electric & Gas Systems Revenue TX	5.00%		2/1/2031	Aa2	1,790,000	1,844,755
Development Authority of Burke County-Georgia Power Co	3.375%	#(b)	11/1/2048	A	7,750,000	7,799,258
Development Authority of Burke County-Oglethorpe Power Corp GA	3.60%	#(b)	11/1/2045	A3	3,000,000	3,063,975
Development Authority of Monroe County-Georgia Power Co	3.875%	#(b)	6/1/2042	A	6,000,000	6,023,484
Energy Southeast A Cooperative District AL	5.001% (SOFR * .67 + 2.20%	)#	4/1/2054	A1	5,000,000	5,112,021
Energy Southeast A Cooperative District AL	5.25%	#(b)	7/1/2054	A1	6,000,000	6,577,662
Illinois Finance Authority-Peoples Gas Light & Coke Co/The	3.90%		3/1/2030	Aa3	5,000,000	5,001,063
Kentucky Municipal Power Agency	3.45%	#(b)	9/1/2042	Baa1	1,700,000	1,698,255
Kentucky Public Energy Authority	5.25%	#(b)	4/1/2054	A1	10,000,000	10,963,782
Kentucky Public Energy Authority	5.25%	#(b)	6/1/2055	A1	13,000,000	13,947,354
Los Angeles Department of Water & Power System Revenue CA	5.00%		7/1/2028	Aa2	15,000,000	15,797,248
Los Angeles Department of Water & Power System Revenue CA	5.00%		7/1/2030	Aa2	4,000,000	4,428,234
Los Angeles Department of Water & Power Water System Revenue CA	5.00%		1/1/2030	Aa2	7,410,000	8,058,362
Lower Colorado River Authority-LCRA Transmission Services Corp TX	5.00%		5/15/2030	A1	6,000,000	6,626,917
Lower Colorado River Authority TX	5.00%	#(b)	5/15/2039	A	20,000,000	20,836,622
Main Street Natural Gas, Inc. GA†	4.00%	#(b)	8/1/2052	BBB-	21,500,000	21,635,319
Missouri Joint Municipal Electric Utility Commission	5.00%		12/1/2030	A2	5,000,000	5,580,474

12	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
Utilities (continued)
Missouri Joint Municipal Electric Utility Commission	5.00%		12/1/2031	A2		$6,470,000	$7,305,303
Montgomery County Industrial Development Authority-Constellation Energy Generation LLC PA	4.10%	#(b)	4/1/2053	BBB+		7,760,000	7,995,320
New Jersey Economic Development Authority-New Jersey Transit Corp	5.00%		3/1/2028	A1		2,840,000	3,006,377
Pennsylvania Economic Development Financing Authority-Talen Energy Supply LLC	5.25%	#(b)	12/1/2038	B		1,100,000	1,107,607
Philadelphia Gas Works Co.-Philadelphia Gas Works Co	5.00%		8/1/2030	A		2,000,000	2,220,357
Philadelphia Gas Works Co.-Philadelphia Gas Works Co	5.00%		8/1/2031	A		1,375,000	1,547,603
Piedmont Municipal Power Agency Catawba Project Power Sales Revenue SC	5.00%		1/1/2028	A-		7,695,000	7,905,043
Piedmont Municipal Power Agency Catawba Project Power Sales Revenue SC	5.00%		1/1/2029	A-		8,240,000	8,464,304
Public Power Generation Agency NE	5.00%		1/1/2031	A2		1,500,000	1,676,787
Public Power Generation Agency NE	5.00%		1/1/2032	A2		1,200,000	1,356,083
South Carolina Public Service Authority	5.00%		12/1/2028	A-		4,325,000	4,655,481
Southeast Energy Authority A Cooperative District AL	4.591% (SOFR * .67 + 1.79%)	#	5/1/2053	A2		18,000,000	18,319,981
Southeast Energy Authority A Cooperative District AL	5.25%	#(b)	3/1/2055	A1		4,550,000	4,866,741
Southern California Public Power Authority-City of Anaheim Electric System Revenue	5.00%	#(b)	4/1/2055	A2		5,250,000	5,650,153
Tennessee Energy Acquisition Corp.	5.00%	#(b)	5/1/2053	A2		10,000,000	10,441,783
Tennessee Energy Acquisition Corp.	5.625%		9/1/2026	BBB	(c)	9,040,000	9,185,099
Texas Municipal Gas Acquisition & Supply Corp. I	6.25%		12/15/2026	A1		2,500,000	2,553,044
Texas Municipal Gas Acquisition & Supply Corp. IV	5.25%		1/1/2030	A1		4,660,000	4,983,240
West Virginia Economic Development Authority-Appalachian Power Co	0.625%	#(b)	12/1/2038	BBB+		8,500,000	8,456,097
Total							321,925,601
Total Municipal Bonds (cost $1,307,274,521)							1,320,043,340

See Notes to Financial Statements.	13

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2025

Investments	Interest Rate#	Interest Rate Reset Date(e)	Final Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 17.32%

VARIABLE RATE DEMAND NOTES 17.24%

Education 3.37%
New York State Dormitory Authority-Pace University	3.670%	10/1/2025	5/1/2044	BBB-	$20,000,000	$20,000,000
Pennsylvania Higher Educational Facilities Authority-Thomas Jefferson University Obligated Group	3.690%	10/1/2025	9/1/2045	A	22,325,000	22,325,000
Philadelphia Authority for Industrial Development-Thomas Jefferson University Obligated PA	3.690%	10/1/2025	9/1/2050	A	13,125,000	13,125,000
Total						55,450,000

General Obligation 2.16%
City of New York NY GO	3.850%	10/1/2025	10/1/2046	AA	7,070,000	7,070,000
City of New York NY GO	3.900%	10/1/2025	4/1/2042	AA	18,500,000	18,500,000
Florida Insurance Assistance Interlocal Agency, Inc.	3.630%	10/1/2025	9/1/2032	Aa2	10,000,000	10,000,000
Total						35,570,000

Health Care 8.34%
Harris County Cultural Education Facilities Finance Corp.-Baylor College of Medicine TX	3.390%	10/1/2025	11/15/2046	A	25,875,000	25,875,000
Health & Educational Facilities Authority of the State of Missouri-SSM Health Care Obligated Group	4.310%	10/1/2025	11/1/2042	BBB+	28,487,000	28,487,000
Highlands County Health Facilities Authority FL	3.750%	10/1/2025	11/15/2060	AA	13,000,000	13,000,000
Montgomery County Higher Education & Health Authority-Thomas Jefferson University Obligated Group PA	3.690%	10/1/2025	9/1/2050	A	7,485,000	7,485,000
Public Finance Authority-Kaiser Obligated Group WI	3.700%	10/1/2025	10/1/2055	AA+	8,490,000	8,490,000
Rib Floater Trust Various States FL†	3.240%	10/1/2025	10/1/2054	A1	18,985,000	18,985,000

14	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2025

Investments	Interest Rate#	Interest Rate Reset Date(e)	Final Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Health Care (continued)
South Dakota Health & Educational Facilities Authority-Sanford Obligated Group	3.080%	10/2/2025	7/1/2055	A+	$15,000,000	$15,000,000
State of Ohio-University Hospitals Health System Inc Obligated Group	3.420%	10/1/2025	1/15/2033	A	10,000,000	10,000,000
State of Ohio-University Hospitals Health System Inc Obligated Group	3.420%	10/1/2025	1/15/2045	A	10,035,000	10,035,000
Total						137,357,000

Home Furnishings 0.61%
Rib Floater Trust Various States MD†	3.240%	10/15/2025	11/15/2049	A1	10,000,000	10,000,000

Pollution Control 1.24%
Port of Port Arthur Navigation District-Motiva Enterprises LLC TX	4.050%	10/1/2025	4/1/2040	BBB+	20,400,000	20,400,000

Utilities 1.52%
County of King Sewer Revenue-County of King WA Sewer Revenue WA	3.700%	10/1/2025	1/1/2065	AA	8,500,000	8,500,000
New York City Municipal Water Finance Authority-New York City Water & Sewer System NY	3.590%	10/15/2025	6/15/2055	AA+	6,000,000	6,000,000
New York City Municipal Water Finance Authority-New York City Water & Sewer System NY	3.700%	10/15/2025	6/15/2050	AA+	10,500,000	10,500,000
Total						25,000,000
Total Variable Rate Demand Notes (cost $283,777,000)						283,777,000

See Notes to Financial Statements.	15

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2025

Investments	Principal Amount	Fair Value
REPURCHASE AGREEMENTS 0.08%
Repurchase Agreement dated 9/30/2025, 3.750% due 10/1/2025 with Fixed Income Clearing Corp. collateralized by $1,262,600 of U.S. Treasury Note at 3.750% due 4/30/2027; value: $1,283,765; proceeds: $1,258,627 (cost $1,258,496)	$1,258,496	$1,258,496
Total Short-Term Investments (cost $285,035,496)		285,035,496
Total Investments in Securities 97.52% (cost $1,592,310,017)		1,605,078,836
Other Assets and Liabilities – Net 2.48%		40,862,322
Net Assets 100.00%		$1,645,941,158

AG	Insured by–Assured Guaranty, inc.
COPS	Certificates of Participation.
CPI	Consumer Price Index: Rate fluctuates based on CPI.
FGIC	Insured by–Financial Guaranty Insurance Company.
FHA	Insured by–Federal Housing Administration.
FHLMC	Insured by–Federal Home Loan Mortgage Corporation.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
GTD	Guaranteed.
HUD	Insured by–Department of Housing and Urban Development.
MUNIPSA	SIFMA Municipal Swap Index Yield.
NR	Not Rated.
PSF	Permanent School Fund
SIFMA	Insured by–Securities Industry and Financial Markets Association.
SOFR	Secured Overnight Financing Rate.
SONYMA	State of New York Mortgage Agency.
YoY	Year on Year Inflation Rates.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2025.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At September 30, 2025, the total value of Rule 144A securities was $82,680,959, which represents 5.02% of net assets.
(a)	Unaudited.
(b)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(c)	This investment has been rated by Fitch IBCA.
(d)	Defaulted (non-income producing security).
(e)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.

16	See Notes to Financial Statements.

Schedule of Investments (concluded)

SHORT DURATION TAX FREE FUND September 30, 2025

The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$–	$1,320,043,340	$–	$1,320,043,340
Short-Term Investments
Variable Rate Demand Notes	–	283,777,000	–	283,777,000
Repurchase Agreements	–	1,258,496	–	1,258,496
Total	$–	$1,605,078,836	$–	$1,605,078,836

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.

See Notes to Financial Statements.	17

Schedule of Investments

INTERMEDIATE TAX FREE FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 96.30%

MUNICIPAL BONDS 96.30%

Corporate-Backed 7.23%
Arizona Industrial Development Authority	3.625%		5/20/2033	BBB	$7,878,431	$7,788,328
Baldwin County Industrial Development Authority-Novelis Corp AL AMT†	5.00%	#(b)	6/1/2055	BB	17,000,000	17,402,375
Black Belt Energy Gas District AL	4.00%	#(b)	10/1/2052	A2	12,110,000	12,256,874
Build NYC Resource Corp.-Pratt Paper Inc NY AMT†	5.00%		1/1/2035	NR	3,530,000	3,532,956
Cabot Citrus Farms Community Development District FL	5.25%		3/1/2029	NR	5,400,000	5,459,983
California Infrastructure & Economic Development Bank-Desertxpress Enterprises LLC AMT†	9.50%	#(b)	1/1/2065	NR	22,200,000	20,333,917
City of Farmington-Public Service Co of New Mexico	3.90%	#(b)	6/1/2040	BBB	7,000,000	7,100,400
City of Granite City-Waste Management of Illinois Inc IL AMT	1.25%		5/1/2027	A-	5,485,000	5,281,064
City of Henderson-Pratt Paper LLC KY AMT†	3.70%		1/1/2032	NR	6,650,000	6,692,979
City of Houston Airport System Revenue-United Airlines Inc TX AMT	5.00%		7/1/2029	BB+	1,885,000	1,885,521
Downtown Doral South Community Development District FL†	4.75%		12/15/2038	NR	625,000	629,402
Florida Development Finance Corp.-Waste pro USA Inc AMT†	6.125%	#(b)	7/1/2032	NR	7,430,000	7,505,907
Greater Orlando Aviation Authority-JetBlue Airways Corp FL	5.00%		11/15/2026	NR	2,980,000	2,980,946
Hobe-St Lucie Conservancy District Unit of Development No 1A FL	5.60%		5/1/2044	NR	1,845,000	1,878,277
Hoover Industrial Development Board-United States Steel Corp AL AMT	6.375%	#(b)	11/1/2050	BB+	8,525,000	9,377,229
Indiana Finance Authority-Ohio Valley Electric Corp	2.50%		11/1/2030	Baa3	1,000,000	953,455
Indiana Finance Authority-Ohio Valley Electric Corp	3.00%		11/1/2030	Baa3	5,600,000	5,481,438
Indiana Finance Authority-United States Steel Corp AMT	6.75%		5/1/2039	BB+	1,500,000	1,667,844
Industrial Development Authority of the County of Yavapai-Waste Management Inc AZ AMT	1.30%		6/1/2027	A-	4,650,000	4,472,279

18	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Corporate-Backed (continued)
Iowa Finance Authority-Iowa Fertilizer Co LLC	4.00%	#(b)	12/1/2050	AA+	$11,050,000	$12,012,827
Kansas City Industrial Development Authority MO AMT	5.00%		3/1/2035	A	3,020,000	3,135,807
Louisiana Local Government Environmental Facilities & Community Development Authority-Westlake Corp	3.50%		11/1/2032	BBB+	7,655,000	7,482,465
Louisiana Public Facilities Authority-Waste Pro USA Inc AMT†	6.75%	#(b)	10/1/2053	NR	12,000,000	12,706,322
Maryland Economic Development Corp.(c)	5.00%		12/1/2016	NR	2,570,000	1,721,900
Maryland Economic Development Corp.-Core Natural Resources Inc†	5.00%	#(b)	7/1/2048	NR	5,150,000	5,320,226
Massachusetts Development Finance Agency-Waste Management of Massachusetts Inc AMT†	1.25%		5/1/2027	A-	3,250,000	3,129,163
Matagorda County Navigation District No. 1-AEP Texas Inc	2.60%		11/1/2029	BBB+	6,800,000	6,604,806
Matagorda County Navigation District No. 1-AEP Texas Inc	4.00%		6/1/2030	BBB+	8,000,000	8,002,743
Michigan Strategic Fund-Graphic Packaging International LLC AMT	4.00%	#(b)	10/1/2061	BB	5,640,000	5,637,632
Mission Economic Development Corp.-Natgasoline LLC TX AMT†	4.625%		10/1/2031	BB-	9,335,000	9,346,185
New Hampshire Business Finance Authority	4.125%		1/20/2034	BBB+	4,552,662	4,579,835
New Hampshire Business Finance Authority-Covanta Holding Corp AMT†	3.75%	#(b)	7/1/2045	B-	1,970,000	1,624,035
New Hampshire Business Finance Authority-Covanta Holding Corp AMT†	4.00%		11/1/2027	B-	6,225,000	6,223,184
New Hampshire Business Finance Authority-New York State Electric & Gas Corp AMT	4.00%		12/1/2028	A-	9,235,000	9,389,857
New Jersey Economic Development Authority-United Airlines Inc	5.25%		9/15/2029	BB+	13,165,000	13,183,124
New Jersey Economic Development Authority-United Airlines Inc	5.50%		6/1/2033	BB+	1,500,000	1,502,462
New York City Industrial Development Agency-TRIPS Obligated Group NY	5.00%		7/1/2028	BBB+	1,940,000	1,940,612
New York Liberty Development Corp.	2.50%		11/15/2036	A+	2,500,000	2,093,163
New York Liberty Development Corp.-3 World Trade Center LLC†	5.15%		11/15/2034	NR	1,875,000	1,877,021

See Notes to Financial Statements.	19

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Corporate-Backed (continued)
New York Liberty Development Corp.-3 World Trade Center LLC†	7.25%		11/15/2044	NR	$1,920,000	$1,921,513
New York State Environmental Facilities Corp.-Casella Waste Systems Inc AMT†	2.875%	#(b)	12/1/2044	B+	2,000,000	1,894,561
New York State Environmental Facilities Corp.-Casella Waste Systems Inc AMT†	5.125%	#(b)	9/1/2050	B+	1,000,000	1,042,395
New York Transportation Development Corp.-American Airlines Inc AMT	5.00%		8/1/2026	B+	660,000	660,138
New York Transportation Development Corp.-American Airlines Inc AMT	5.00%		8/1/2031	B+	2,500,000	2,500,467
New York Transportation Development Corp.-American Airlines Inc AMT	5.25%		8/1/2031	B+	1,425,000	1,479,632
New York Transportation Development Corp.-American Airlines Inc AMT	5.375%		8/1/2036	B+	1,850,000	1,924,383
New York Transportation Development Corp.-Delta Air Lines Inc AMT	5.00%		1/1/2026	Baa2	3,110,000	3,121,530
Niagara Area Development Corp.-Reworld Holding Corp NY AMT†	4.75%		11/1/2042	B-	5,500,000	5,008,983
Ohio Air Quality Development Authority-American Electric Power Co Inc	2.40%	#(b)	12/1/2038	BBB	5,685,000	5,420,203
Ohio Air Quality Development Authority-American Electric Power Co Inc AMT	2.50%	#(b)	11/1/2042	BBB	8,800,000	8,422,581
Ohio Air Quality Development Authority-American Electric Power Co Inc AMT	2.60%	#(b)	6/1/2041	BBB	18,210,000	17,496,186
Parish of St. James-NuStar Logistics LP LA†	6.10%	#(b)	6/1/2038	BB+	1,500,000	1,622,893
Parish of St. James-NuStar Logistics LP LA†	6.10%	#(b)	12/1/2040	BB+	9,825,000	10,636,241
Pennsylvania Economic Development Financing Authority-Covanta Holding Corp AMT†	3.25%		8/1/2039	B-	1,035,000	829,189
Phenix City Industrial Development Board-WestRock Coated Board LLC AL AMT	4.125%		5/15/2035	BBB	1,500,000	1,463,298
Port of Beaumont Industrial Development Authority-Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group TX†	4.10%		1/1/2028	NR	5,000,000	4,488,754
Public Finance Authority-Sky Harbour Capital LLC Obligated Group WI AMT	4.00%		7/1/2036	NR	6,000,000	5,778,956
Public Finance Authority-Sky Harbour Capital LLC Obligated Group WI AMT	4.00%		7/1/2041	NR	7,220,000	6,445,006

20	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Corporate-Backed (continued)
Public Finance Authority-TRIPS Obligated Group WI AMT	5.00%		7/1/2042	BBB+	$7,650,000	$7,650,185
Public Finance Authority-TRIPS Obligated Group WI AMT	5.25%		7/1/2028	BBB+	1,260,000	1,261,266
Public Finance Authority WI†	5.375%		12/15/2032	NR	2,727,000	2,727,447
State of Nevada Department of Business & Industry-Desertxpress Enterprises LLC AMT†	9.50%	#(b)	1/1/2065	NR	8,050,000	7,360,274
Tuscaloosa County Industrial Development Authority-Hunt Refining Co AL†	5.25%		5/1/2044	NR	6,740,000	6,723,829
Vermont Economic Development Authority-Casella Waste Systems Inc AMT†	5.00%	#(b)	6/1/2052	B+	5,500,000	5,562,351
Village Community Development District No 15 Series 2024 Special Assessment FL†	4.55%		5/1/2044	NR	5,750,000	5,476,034
Village Community Development District No. 15 FL†	4.85%		5/1/2038	NR	2,180,000	2,226,206
Village Community Development District No. 15 FL†	5.00%		5/1/2043	NR	5,145,000	5,173,383
Virginia Small Business Financing Authority-Covanta Holding Corp AMT†	5.00%	#(b)	1/1/2048	B-	440,000	413,657
West Pace Cooperative District AL(c)	9.125%		5/1/2039	NR	4,900,000	2,450,000
West Virginia Economic Development Authority-Kentucky Power Co AMT	4.70%	#(b)	4/1/2036	BBB	5,800,000	5,829,049
Total						375,205,133

Education 9.30%
Arizona Board of Regents-Arizona State University	5.00%		7/1/2038	AA	3,250,000	3,648,425
Arizona Board of Regents-Arizona State University	5.00%		7/1/2039	AA	2,000,000	2,226,992
Arizona Board of Regents-Arizona State University	5.00%		7/1/2041	AA	2,500,000	2,733,503
Arlington Higher Education Finance Corp.-BASIS Texas Charter Schools Inc TX†	5.00%		6/15/2035	Ba2	1,250,000	1,304,784
Arlington Higher Education Finance Corp.-BASIS Texas Charter Schools Inc TX†	5.125%		6/15/2040	Ba2	2,400,000	2,416,854
California Community Choice Financing Authority	4.501% (SOFR * .67 + 1.70%	)#	5/1/2053	A1	10,000,000	10,055,139

See Notes to Financial Statements.	21

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
Education (continued)
California Infrastructure & Economic Development Bank-University of California	5.00%		5/15/2036	AA		$1,100,000	$1,286,964
California Infrastructure & Economic Development Bank-University of California	5.00%		5/15/2037	AA		2,500,000	2,883,550
California Infrastructure & Economic Development Bank-University of California	5.00%		5/15/2038	AA		2,750,000	3,138,359
California Infrastructure & Economic Development Bank-University of California	5.00%		5/15/2039	AA		5,000,000	5,632,081
California Infrastructure & Economic Development Bank-University of California	5.00%		5/15/2041	AA		3,000,000	3,302,569
California Infrastructure & Economic Development Bank-University of California	5.00%		5/15/2042	AA		3,965,000	4,316,034
California State University	0.55%	#(b)	11/1/2049	Aa2		6,750,000	6,581,419
Capital Trust Agency, Inc.-Renaissance Charter School Inc Series 2019 Obligated Group FL†	5.00%		6/15/2039	NR		2,160,000	2,062,640
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.00%		4/1/2038	A	(d)	3,230,000	3,362,235
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.25%		4/1/2034	A	(d)	1,625,000	1,779,917
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.25%		4/1/2035	A	(d)	1,125,000	1,221,525
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.25%		4/1/2036	A	(d)	2,175,000	2,337,914
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.25%		4/1/2039	A	(d)	6,220,000	6,531,644
Chicago Board of Education IL GO (AG)	5.00%		12/1/2031	AA		5,000,000	5,234,700
Cleveland State University OH (BAM)	5.00%		6/1/2040	AA		5,170,000	5,479,197
Clifton Higher Education Finance Corp. TX (PSF-GTD)	4.00%	#(b)	2/15/2055	Aaa		4,500,000	4,686,563
Clifton Higher Education Finance Corp. TX (PSF-GTD)	5.00%		2/15/2035	Aaa		2,275,000	2,539,925
Clifton Higher Education Finance Corp. TX (PSF-GTD)	5.25%		2/15/2043	Aaa		2,500,000	2,647,139
Clinton County Capital Resource Corp.-Clinton-Essex-Warren-Washington Board of Cooperative Educational Services NY†	4.50%		7/1/2040	A+		1,100,000	1,111,198
Clinton County Capital Resource Corp.-Clinton-Essex-Warren-Washington Board of Cooperative Educational Services NY†	4.75%		7/1/2043	A+		1,100,000	1,100,012

22	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Education (continued)
Connecticut State Health & Educational Facilities Authority-Quinnipiac University	5.00%		7/1/2033	A-	$8,230,000	$8,232,540
County of Frederick-Mount St Mary’s University Inc MD†	5.00%		9/1/2027	BB+	860,000	866,666
County of Frederick-Mount St Mary’s University Inc MD†	5.00%		9/1/2032	BB+	2,400,000	2,406,689
County of Lincoln-Augustana College Association SD	4.00%		8/1/2041	BBB-	500,000	437,166
Development Authority Of The City Of Marietta-Life University Inc GA†	5.00%		11/1/2027	Ba3	1,545,000	1,550,183
Development Authority Of The City Of Marietta-Life University Inc GA†	5.00%		11/1/2037	Ba3	1,500,000	1,426,465
District of Columbia-Georgetown University/The	5.00%	#(b)	4/1/2060	A-	6,000,000	6,717,599
Dutchess County Local Development Corp.-Bard College NY	5.00%		7/1/2040	BBB-	1,150,000	1,173,342
Florida Higher Educational Facilities Financing Authority-Keiser University Obligated Group†	6.00%		7/1/2045	BB+	15,000,000	14,907,252
Illinois Finance Authority-Illinois Institute of Technology	4.00%		9/1/2035	Ba2	2,600,000	2,389,554
Illinois Finance Authority-Illinois Institute of Technology	5.00%		9/1/2030	Ba2	625,000	642,370
Illinois Finance Authority-Illinois Institute of Technology	5.00%		9/1/2031	Ba2	1,100,000	1,124,887
Illinois Finance Authority-Illinois Institute of Technology	5.00%		9/1/2032	Ba2	1,100,000	1,117,545
Illinois Finance Authority-Illinois Institute of Technology	5.00%		9/1/2033	Ba2	1,000,000	1,009,916
Illinois Finance Authority-Illinois Institute of Technology	5.00%		9/1/2034	Ba2	3,720,000	3,735,687
Illinois Finance Authority-Illinois Institute of Technology	5.00%		9/1/2036	Ba2	3,225,000	3,202,841
Illinois Finance Authority-University of Chicago/The	4.00%		10/1/2038	Aa2	5,130,000	5,130,022
Indiana Finance Authority-Ohio Valley Electric Corp	4.25%		11/1/2030	Baa3	14,550,000	14,912,360
Industrial Development Authority of the City of Phoenix Arizona-BASIS Schools Inc Obligated Group AZ†	5.00%		7/1/2035	BB+	2,350,000	2,350,089

See Notes to Financial Statements.	23

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Education (continued)
IPS Multi-School Building Corp.-Indianapolis Board of School Commissioners IN (ST INTERCEPT)	5.00%		7/15/2041	Aa2	$2,125,000	$2,251,051
Lehigh County General Purpose Authority-Muhlenberg College PA	5.00%		2/1/2039	Baa1	6,495,000	6,529,147
Massachusetts Development Finance Agency-President and Fellows of Harvard College	5.00%	#(b)	5/15/2055	AAA	13,000,000	15,106,266
Massachusetts Development Finance Agency-Suffolk University	5.50%		7/1/2041	Baa3	4,125,000	4,333,746
Massachusetts Development Finance Agency-Suffolk University	5.50%		7/1/2045	Baa3	2,350,000	2,426,010
Massachusetts School Building Authority	5.00%		2/15/2036	AA	2,250,000	2,588,597
Massachusetts School Building Authority	5.00%		2/15/2037	AA	6,250,000	7,107,185
Massachusetts School Building Authority	5.00%		2/15/2038	AA	3,000,000	3,379,214
Miami-Dade County Educational Facilities Authority-University of Miami FL	5.00%		4/1/2041	A2	5,000,000	5,375,345
Miami-Dade County Educational Facilities Authority-University of Miami FL	5.00%		4/1/2042	A2	16,000,000	17,026,346
New Jersey Institute of Technology (BAM)	5.00%		7/1/2036	AA	1,000,000	1,155,225
New Jersey Institute of Technology (BAM)	5.00%		7/1/2038	AA	1,400,000	1,582,745
New Jersey Institute of Technology (BAM)	5.00%		7/1/2039	AA	1,500,000	1,679,734
New Jersey Institute of Technology (BAM)	5.00%		7/1/2040	AA	1,200,000	1,331,788
New Jersey Institute of Technology (BAM)	5.00%		7/1/2041	AA	2,000,000	2,196,247
New Jersey Institute of Technology (BAM)	5.00%		7/1/2042	AA	2,125,000	2,307,272
New Jersey Institute of Technology (BAM)	5.00%		7/1/2043	AA	4,000,000	4,306,241
New York State Dormitory Authority-Barnard College	5.25%		7/1/2038	A	4,000,000	4,456,877
New York State Dormitory Authority-Barnard College	5.25%		7/1/2039	A	5,300,000	5,850,171
New York State Dormitory Authority-Barnard College	5.25%		7/1/2040	A	5,345,000	5,834,376
New York State Dormitory Authority-Barnard College	5.25%		7/1/2041	A	5,000,000	5,409,363
New York State Dormitory Authority-Barnard College	5.25%		7/1/2042	A	4,230,000	4,529,039
New York State Dormitory Authority-Icahn School of Medicine Mount Sinai	5.00%		7/1/2027	BBB	10,000,000	10,005,692
New York State Dormitory Authority-New School	5.00%		7/1/2035	A3	5,345,000	5,436,439

24	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Education (continued)
New York State Dormitory Authority-New School	5.00%	7/1/2036	A3	$4,405,000	$4,472,511
New York State Dormitory Authority-New School	5.00%	7/1/2037	A3	7,800,000	7,907,841
New York State Dormitory Authority-New York University	5.00%	7/1/2036	Aa2	10,000,000	11,547,761
New York State Dormitory Authority-New York University	5.00%	7/1/2037	Aa2	25,000,000	28,570,077
New York State Dormitory Authority-New York University	5.00%	7/1/2038	Aa2	30,300,000	34,121,227
New York State Dormitory Authority-New York University	5.00%	7/1/2040	Aa2	7,000,000	7,667,472
New York State Dormitory Authority-New York University	5.00%	7/1/2042	Aa2	18,295,000	19,564,133
New York State Dormitory Authority-Yeshiva University	5.00%	7/15/2031	BBB-	2,705,000	2,906,021
New York State Dormitory Authority-Yeshiva University	5.00%	7/15/2037	BBB-	11,000,000	11,362,246
New York State Dormitory Authority (AG)	5.00%	10/1/2031	AA	10,000	10,747
New York State Dormitory Authority (AG), (ST AID WITHHLDG)	5.00%	10/1/2032	AA	11,750,000	13,483,568
New York State Dormitory Authority (AG), (ST AID WITHHLDG)	5.00%	10/1/2034	AA	5,750,000	6,669,296
New York State Dormitory Authority (AG), (ST AID WITHHLDG)	5.00%	10/1/2036	AA	4,750,000	5,367,536
New York State Dormitory Authority (AG), (ST AID WITHHLDG)	5.00%	10/1/2037	AA	9,200,000	10,013,924
Ohio Higher Educational Facility Commission-University of Dayton	5.00%	2/1/2040	A+	1,100,000	1,195,393
Ohio Higher Educational Facility Commission-University of Dayton	5.00%	2/1/2041	A+	1,300,000	1,399,649
Ohio Higher Educational Facility Commission-University of Dayton	5.00%	2/1/2042	A+	1,700,000	1,812,034
Ohio Higher Educational Facility Commission-Xavier University	5.00%	5/1/2032	Baa1	1,270,000	1,401,269
Ohio Higher Educational Facility Commission-Xavier University	5.00%	5/1/2034	Baa1	2,175,000	2,414,454
Ohio Higher Educational Facility Commission-Xavier University	5.00%	5/1/2036	Baa1	2,320,000	2,518,066
Ohio Higher Educational Facility Commission-Xavier University	5.00%	5/1/2037	Baa1	1,415,000	1,517,929

See Notes to Financial Statements.	25

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Education (continued)
Ohio Higher Educational Facility Commission-Xavier University	5.00%		5/1/2040	Baa1	$1,575,000	$1,642,207
Ohio Higher Educational Facility Commission-Xavier University	5.00%		5/1/2042	Baa1	1,575,000	1,612,308
Sierra Vista Industrial Development Authority-American Leadership Academy Inc AZ†	5.00%		6/15/2044	NR	2,000,000	1,887,244
State of Nevada Department of Business & Industry-Somerset Academy NLV Building 1/ Sky Pointe/Stephanie/ Losee Campuses†	4.50%		12/15/2029	BB	395,000	395,364
State of Nevada Department of Business & Industry-Somerset Academy NLV Building 1/ Sky Pointe/Stephanie/ Losee Campuses†	5.00%		12/15/2038	BB	1,000,000	992,026
University of Illinois	5.00%		10/1/2035	A2	885,000	976,680
University of Illinois	5.00%		10/1/2036	A2	920,000	1,006,347
University of Illinois	5.00%		10/1/2037	A2	800,000	868,014
University of Illinois	5.00%		10/1/2038	A2	800,000	860,043
University of Illinois	5.50%		10/1/2039	A2	1,360,000	1,496,088
University of Illinois	5.50%		10/1/2042	A2	1,650,000	1,773,820
University of Illinois (AG)	4.00%		4/1/2033	AA	4,905,000	4,993,319
University of Kentucky (ST INTERCEPT)	4.75%		4/1/2034	AA+	3,000,000	3,002,975
Total						482,588,160

Financial Services 0.03%
Massachusetts Educational Financing Authority AMT	3.625%		7/1/2034	AA	140,000	139,479
New Jersey Higher Education Student Assistance Authority AMT	3.75%		12/1/2030	Aaa	470,000	470,546
New Jersey Higher Education Student Assistance Authority AMT	4.00%		12/1/2032	Aaa	390,000	390,046
New Jersey Higher Education Student Assistance Authority AMT	4.00%		12/1/2034	Aaa	355,000	354,935
Total						1,355,006

General Obligation 9.98%
Arapahoe County Water & Wastewater Public Improvement District CO GO	3.00%		12/1/2039	AA-	4,870,000	4,175,537
California Community Choice Financing Authority	5.00%	#(b)	12/1/2053	A2	11,335,000	12,069,804

26	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
General Obligation (continued)
California Community Choice Financing Authority	5.50%	#(b)	5/1/2054	A2	$10,000,000	$10,680,921
California State Public Works Board-State of California Department of General Services	5.00%		4/1/2040	Aa3	4,200,000	4,621,236
California State Public Works Board-State of California Department of General Services	5.00%		4/1/2041	Aa3	3,550,000	3,867,297
California State Public Works Board-State of California Department of General Services	5.00%		4/1/2042	Aa3	6,035,000	6,516,930
Chabot-Las Positas Community College District CA GO	3.00%		8/1/2038	AA	2,500,000	2,307,693
Chicago Board of Education IL GO	5.00%		12/1/2029	BB+	3,000,000	3,095,182
Chicago Board of Education IL GO	5.00%		12/1/2031	BB+	1,500,000	1,537,234
Chicago Board of Education IL GO	5.00%		12/1/2033	BB+	900,000	911,624
Chicago Board of Education IL GO	5.00%		12/1/2034	BB+	475,000	479,511
Chicago Board of Education IL GO	5.00%		12/1/2035	BB+	450,000	452,068
Chicago Board of Education IL GO	5.00%		12/1/2036	BB+	7,300,000	7,318,930
Chicago Board of Education IL GO	5.00%		12/1/2039	BB+	2,340,000	2,303,599
Chicago Board of Education IL GO	5.50%		12/1/2037	BB+	2,000,000	2,084,674
Chicago Board of Education IL GO	5.50%		12/1/2038	BB+	2,250,000	2,324,786
Chicago Board of Education IL GO†	6.75%		12/1/2030	BB+	5,000,000	5,281,289
Chicago Board of Education IL GO	7.00%		12/1/2044	BB+	20,000,000	20,005,854
City of Bellevue WA GO	4.00%		12/1/2030	AAA	5,590,000	5,593,873
City of Chicago IL GO	5.00%		1/1/2031	BBB	2,210,000	2,217,132
City of Chicago IL GO	5.00%		1/1/2042	BBB	34,540,000	33,874,497
City of Chicago IL GO	5.50%		1/1/2039	BBB	6,000,000	6,146,602
City of Chicago IL GO	5.50%		1/1/2041	BBB	5,000,000	5,187,652
City of Chicago IL GO	5.50%		1/1/2049	BBB	3,750,000	3,710,629
City of Chicago IL GO	6.00%		1/1/2043	BBB	3,000,000	3,210,006
City of Chicago IL GO	6.00%		1/1/2050	BBB	4,450,000	4,635,533
City of Frisco TX GO	5.00%		2/15/2041	AAA	4,445,000	4,755,348
City of Houston TX GO	5.00%		3/1/2036	Aa3	1,800,000	2,004,890
City of Houston TX GO	5.00%		3/1/2038	Aa3	1,000,000	1,091,228
City of Houston TX GO	5.00%		3/1/2041	AA	3,750,000	4,028,250
City of Houston TX GO	5.25%		3/1/2039	Aa3	4,610,000	5,074,990
City of Houston TX GO	5.25%		3/1/2040	Aa3	5,800,000	6,322,382
City of Hutto TX GO (BAM )	5.00%		8/1/2040	AA	2,145,000	2,329,796

See Notes to Financial Statements.	27

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
General Obligation (continued)
City of Hutto TX GO (BAM)	5.00%		8/1/2041	AA	$3,500,000	$3,766,241
City of New York NY GO	5.00%		6/1/2035	AA	10,000	10,016
City of New York NY GO	5.00%		10/1/2036	AA	1,250,000	1,373,065
City of New York NY GO	5.00%		4/1/2040	AA	2,000,000	2,165,580
Clark County School District NV GO	5.00%		6/15/2041	AA-	10,645,000	11,363,754
Commonwealth of Puerto Rico GO	Zero Coupon		7/1/2033	NR	1,727,569	1,235,947
Commonwealth of Puerto Rico GO	4.00%		7/1/2035	NR	11,385,659	11,114,274
Commonwealth of Puerto Rico GO	4.00%		7/1/2037	NR	3,035,632	2,883,735
Commonwealth of Puerto Rico GO	4.00%		7/1/2041	NR	5,000,000	4,482,393
Commonwealth of Puerto Rico GO	4.00%		7/1/2046	NR	1,917,657	1,657,388
Commonwealth of Puerto Rico GO	5.625%		7/1/2029	NR	5,336,508	5,711,099
Commonwealth of Puerto Rico GO	5.75%		7/1/2031	NR	1,415,665	1,569,714
County of Clark NV GO	3.00%		7/1/2038	AAA	4,000,000	3,550,614
County of Collin TX GO	3.00%		2/15/2039	AAA	5,420,000	4,808,890
County of Howard MD GO	3.00%		8/15/2037	AAA	2,255,000	2,093,784
County of Travis TX GO	3.00%		3/1/2038	AAA	4,410,000	3,948,766
Davis Joint Unified School District CA GO (BAM)	3.00%		8/1/2038	AA	3,140,000	2,788,855
Delaware Valley Regional Finance Authority PA	3.29% (MUNIPSA * 1 + .40%	)#	3/1/2057	A+	5,000,000	4,986,236
Denton Independent School District TX GO (PSF-GTD)	5.00%		8/15/2039	AAA	5,500,000	5,995,498
Jackson County School District GA GO (ST AID WITHHLDG)	5.00%		3/1/2036	AA+	3,000,000	3,457,203
Jackson County School District GA GO (ST AID WITHHLDG)	5.00%		3/1/2037	AA+	6,500,000	7,414,870
Jackson County School District GA GO (ST AID WITHHLDG)	5.00%		3/1/2038	AA+	5,000,000	5,645,198
Jackson County School District GA GO (ST AID WITHHLDG)	5.00%		3/1/2039	AA+	5,000,000	5,591,621
Janesville School District WI GO	5.00%		3/1/2034	Aa2	2,755,000	3,118,531
Janesville School District WI GO	5.00%		3/1/2035	Aa2	2,500,000	2,803,401
Janesville School District WI GO	5.00%		3/1/2036	Aa2	5,575,000	6,182,463
Janesville School District WI GO	5.00%		3/1/2037	Aa2	3,160,000	3,476,591
Louisiana Stadium & Exposition District	5.00%		7/1/2038	A2	7,345,000	7,980,743
Louisiana Stadium & Exposition District	5.00%		7/1/2039	A2	6,550,000	7,047,635
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2037	A1	4,000,000	4,380,944

28	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
General Obligation (continued)
New Jersey Transportation Trust Fund Authority	5.25%	6/15/2036	A1	$2,000,000	$2,233,457
New Jersey Transportation Trust Fund Authority-State of New Jersey	5.00%	6/15/2037	A1	4,000,000	4,380,944
New York State Dormitory Authority (BAM)	5.00%	10/1/2035	AA	5,000,000	5,421,499
Palm Beach County School District FL COPS	5.00%	8/1/2037	Aa3	1,000,000	1,100,086
Palm Beach County School District FL COPS	5.00%	8/1/2038	Aa3	2,375,000	2,587,276
Palm Beach County School District FL COPS	5.00%	8/1/2039	Aa3	2,250,000	2,433,398
Pennsylvania Economic Development Financing Authority-Commonwealth of Pennsylvania Department of Transportation AMT	5.25%	6/30/2035	Baa2	5,250,000	5,700,735
Pennsylvania Economic Development Financing Authority-Commonwealth of Pennsylvania Department of Transportation AMT	5.50%	6/30/2037	Baa2	5,575,000	6,013,847
Pennsylvania Economic Development Financing Authority-Commonwealth of Pennsylvania Department of Transportation AMT	5.50%	6/30/2038	Baa2	6,200,000	6,613,250
Sheboygan Area School District WI GO	3.00%	3/1/2039	Aa1	2,005,000	1,786,311
Sheboygan Area School District WI GO	3.00%	3/1/2040	Aa1	2,000,000	1,751,215
Sheboygan Area School District WI GO	3.00%	3/1/2041	Aa1	2,425,000	2,084,143
State of California GO	5.00%	3/1/2042	Aa2	4,925,000	5,398,119
State of Connecticut GO	3.00%	1/15/2037	Aa2	5,090,000	4,701,999
State of Connecticut GO	5.00%	6/15/2035	Aa2	1,125,000	1,179,716
State of Florida GO	3.00%	6/1/2036	AAA	3,985,000	3,685,532
State of Illinois GO	4.00%	10/1/2034	A-	5,000,000	5,059,557
State of Illinois GO	5.00%	2/1/2028	A-	13,620,000	14,022,201
State of Illinois GO	5.00%	11/1/2029	A-	2,800,000	2,863,752
State of Illinois GO	5.00%	11/1/2032	A-	9,200,000	9,369,680
State of Illinois GO	5.00%	10/1/2033	A-	5,000,000	5,245,151
State of Illinois GO	5.00%	5/1/2040	A-	6,000,000	6,357,655
State of Illinois GO	5.00%	5/1/2041	A-	6,000,000	6,309,530
State of Illinois GO	5.00%	12/1/2042	A-	11,320,000	11,727,597
State of Illinois GO	5.25%	10/1/2036	A-	17,540,000	19,225,878

See Notes to Financial Statements.	29

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
General Obligation (continued)
State of Illinois GO	5.25%	5/1/2042	A-	$15,000,000	$15,908,286
State of Illinois GO	5.25%	5/1/2043	A-	7,830,000	8,243,675
State of Illinois GO	5.50%	5/1/2039	A-	11,000,000	11,680,656
State of West Virginia GO	5.00%	12/1/2034	Aa2	5,000,000	5,263,663
Town of Oyster Bay NY GO (AG)	2.00%	3/1/2031	AA	2,040,000	1,896,700
Waller Consolidated Independent School District TX GO (PSF-GTD)	5.00%	2/15/2039	AAA	2,095,000	2,314,402
Waller Consolidated Independent School District TX GO (PSF-GTD)	5.00%	2/15/2040	AAA	3,545,000	3,863,411
Waller Consolidated Independent School District TX GO (PSF-GTD)	5.00%	2/15/2041	AAA	2,500,000	2,705,542
Waller Consolidated Independent School District TX GO (PSF-GTD)	5.00%	2/15/2042	AAA	3,180,000	3,414,090
Washington Metropolitan Area Transit Authority Dedicated Revenue DC	5.00%	7/15/2039	AA	4,400,000	4,798,569
Washington Metropolitan Area Transit Authority Dedicated Revenue DC	5.00%	7/15/2041	AA	7,000,000	7,520,248
Total					517,683,796

Health Care 15.81%
Allegheny County Hospital Development Authority-Allegheny Health Network Obligated Group PA	5.00%	4/1/2031	A	16,000,000	16,777,786
Antelope Valley Healthcare District Obligated Group CA	5.00%	3/1/2031	BBB	7,000,000	7,028,689
Arizona Industrial Development Authority-Navajo Health Foundation-Sage Memorial Hospital Inc Obligated Group†	7.125%	5/1/2044	NR	3,875,000	4,199,380
Astoria Hospital Facilities Authority-Columbia Lutheran Charities Obligated Group OR	5.00%	8/1/2034	BBB	12,250,000	13,574,029
Berks County Municipal Authority-Tower Health Obligated Group PA	Zero Coupon	6/30/2044	NR	5,774,000	4,086,510
Berks County Municipal Authority-Tower Health Obligated Group PA	5.00%	6/30/2039	NR	11,556,000	10,463,298
Berks County Municipal Authority-Tower Health Obligated Group PA	6.00%	6/30/2034	NR	861,962	901,879
Berks County Municipal Authority-Tower Health Obligated Group PA	8.00%	6/30/2034	NR	1,720,232	1,699,158

30	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Health Care (continued)
Board of Managers Joint Guadalupe County-City of Seguin Hospital TX	5.25%		12/1/2035	BB	$3,000,000	$3,002,239
Brevard County Health Facilities Authority-Health First Inc Obligated Group FL	5.00%		4/1/2038	A	7,000,000	7,691,034
Brevard County Health Facilities Authority-Health First Inc Obligated Group FL	5.00%		4/1/2039	A	5,500,000	5,968,631
California Health Facilities Financing Authority-Adventist Health System/West Obligated Group	4.00%		3/1/2039	BBB+	3,915,000	3,630,737
California Health Facilities Financing Authority-Adventist Health System/West Obligated Group	5.00%		12/1/2035	BBB+	10,000,000	11,021,661
California Health Facilities Financing Authority-Adventist Health System/West Obligated Group	5.00%		12/1/2037	BBB+	5,000,000	5,331,643
California Health Facilities Financing Authority-Adventist Health System/West Obligated Group	5.25%		12/1/2040	BBB+	3,000,000	3,186,636
California Health Facilities Financing Authority-Adventist Health System/West Obligated Group	5.25%		12/1/2041	BBB+	3,000,000	3,159,446
California Health Facilities Financing Authority-Adventist Health System/West Obligated Group	5.25%		12/1/2042	BBB+	5,500,000	5,741,710
California Health Facilities Financing Authority-Providence St Joseph Health Obligated Group	5.25%	#(b)	10/1/2050	A	6,000,000	6,757,927
California Municipal Finance Authority-Eisenhower Medical Center	5.00%		7/1/2033	Baa2	4,015,000	4,093,447
California Municipal Finance Authority-Palomar Health Obligated Group COPS†	5.00%		11/1/2027	B	5,000,000	4,718,877
California Statewide Communities Development Authority†	5.00%		10/1/2035	AA-	10,000,000	11,489,587
California Statewide Communities Development Authority-John Muir Health Obligated Group	5.00%		12/1/2043	A+	4,510,000	4,767,350
California Statewide Communities Development Authority-John Muir Health Obligated Group	5.25%		12/1/2042	A+	3,510,000	3,814,445

See Notes to Financial Statements.	31

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
Health Care (continued)
California Statewide Communities Development Authority-Loma Linda University Medical Obligated Group†	5.00%	12/1/2033	BB		$1,000,000	$1,022,370
California Statewide Communities Development Authority-Loma Linda University Medical Obligated Group	5.25%	12/1/2034	BB		5,000,000	5,003,527
California Statewide Communities Development Authority-Loma Linda University Medical Obligated Group†	5.25%	12/1/2038	BB		1,500,000	1,518,608
Chattanooga Health Educational & Housing Facility Board-Erlanger Health Obligated Group TN	5.25%	12/1/2041	A		1,000,000	1,080,221
Chattanooga Health Educational & Housing Facility Board-Erlanger Health Obligated Group TN	5.25%	12/1/2042	A		3,025,000	3,234,885
Citizens Memorial Hospital District MO	5.00%	12/1/2026	NR		8,825,000	8,876,453
City of Atlantic Beach-Naval Continuing Care Retirement Foundation Obligated Group FL	5.00%	11/15/2028	BBB	(d)	1,655,000	1,656,785
City of Blaine-Crest View Obligated Group MN(c)	5.125%	7/1/2025	NR		688,161	378,489
City of Colby KS-Citizens Medical Center Inc	5.50%	7/1/2026	NR		11,100,000	11,116,622
City of Minneapolis/St. Paul Housing & Redevelopment Authority-Children’s Health Care Obligated Group MN	5.00%	8/15/2040	AA-		2,100,000	2,262,910
City of Minneapolis/St. Paul Housing & Redevelopment Authority-Children’s Health Care Obligated Group MN	5.00%	8/15/2041	AA-		3,000,000	3,190,999
City of Minneapolis/St. Paul Housing & Redevelopment Authority-Children’s Health Care Obligated Group MN	5.00%	8/15/2042	AA-		2,750,000	2,897,562
City of South Miami Health Facilities Authority, Inc.-Baptist Health South Florida Foundation Inc FL	5.00%	8/15/2037	AA-		4,000,000	4,098,770
City of South Miami Health Facilities Authority, Inc.-Baptist Health South Florida Obligated Group FL	5.00%	8/15/2035	AA-		10,000,000	11,290,641
City of St. Cloud-CentraCare Health System Obligated Group MN	5.00%	5/1/2041	A2		3,000,000	3,177,455
Colorado Health Facilities Authority-CommonSpirit Health Obligated Group	5.25%	11/1/2038	A-		2,095,000	2,259,292

32	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Health Care (continued)
Connecticut State Health & Educational Facilities Authority-Griffin Health Obligated Group†	5.00%	7/1/2034	BB+	$225,000	$229,580
Connecticut State Health & Educational Facilities Authority-Griffin Health Obligated Group†	5.00%	7/1/2039	BB+	1,000,000	994,210
County of Cuyahoga-MetroHealth System OH	5.00%	2/15/2037	Baa2	6,400,000	6,434,400
County of Montgomery-Premier Health Partners Obligated Group OH	4.00%	11/15/2039	Baa1	6,000,000	5,665,321
County of Muskingum-Genesis Healthcare Obligated Group OH	5.00%	2/15/2033	BB+	12,355,000	12,384,561
County of Washington-Marietta Area Health Care Inc Obligated Group OH	5.50%	12/1/2027	NR	6,680,000	6,757,869
County of Washington-Marietta Area Health Care Inc Obligated Group OH	6.375%	12/1/2037	NR	10,000,000	10,686,738
County of Washington-Marietta Area Health Care Inc Obligated Group OH	6.625%	12/1/2042	NR	2,540,000	2,666,088
Crawford County Hospital Authority-Meadville Medical Center Obligated Group PA	6.00%	6/1/2036	NR	3,830,000	3,847,182
District of Columbia-Children’s National Medical Center Obligated Group	5.00%	7/15/2034	A1	5,000,000	5,025,076
Doylestown Hospital Authority-Doylestown Hospital Obligated Group PA†	5.00%	7/1/2031	NR	985,000	1,050,115
Doylestown Hospital Authority-Doylestown Hospital Obligated Group PA†	5.375%	7/1/2039	NR	2,000,000	2,169,476
Franklin County Industrial Development Authority-Menno-Haven Inc Obligated Group PA	5.00%	12/1/2031	NR	1,000,000	1,013,559
Franklin County Industrial Development Authority-Menno-Haven Inc Obligated Group PA	5.00%	12/1/2033	NR	1,000,000	1,009,099
Glendale Industrial Development Authority-Beatitudes Campus Obligated Group AZ	5.00%	11/15/2036	NR	1,500,000	1,186,079
Greater Texas Cultural Education Facilities Finance Corp.-Texas Biomedical Research Institute TX	5.00%	6/1/2039	Baa2	3,900,000	4,081,372
Greater Texas Cultural Education Facilities Finance Corp.-Texas Biomedical Research Institute TX	5.00%	6/1/2040	Baa2	4,040,000	4,183,766

See Notes to Financial Statements.	33

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
Health Care (continued)
Greater Texas Cultural Education Facilities Finance Corp.-Texas Biomedical Research Institute TX	5.00%		6/1/2042	Baa2		$3,990,000	$4,015,466
Greeneville Health & Educational Facilities Board-Ballad Health Obligated Group TN	5.00%		7/1/2035	A-		10,510,000	10,807,057
Greeneville Health & Educational Facilities Board-Ballad Health Obligated Group TN	5.00%		7/1/2036	A-		8,500,000	8,712,307
Greeneville Health & Educational Facilities Board-Ballad Health Obligated Group TN	5.00%		7/1/2037	A-		16,655,000	17,013,272
Harris County Cultural Education Facilities Finance Corp.-Brazos Presbyterian Homes Obligated Group TX	6.375%		1/1/2033	BB+	(d)	120,000	120,239
Harris County Cultural Education Facilities Finance Corp.-Memorial Hermann Health System Obligated Group TX	5.00%		7/1/2039	AA-		2,500,000	2,729,545
Harris County Cultural Education Facilities Finance Corp.-Memorial Hermann Health System Obligated Group TX	5.00%		7/1/2040	AA-		1,500,000	1,621,187
Health & Educational Facilities Authority of the State of Missouri-SSM Health Care Obligated Group	5.00%	#(b)	6/1/2039	A+		3,150,000	3,320,034
Hospitals & Higher Education Facilities Authority of Philadelphia-Temple University Health Obligated Group PA	5.00%		7/1/2032	BBB		4,055,000	4,128,553
Illinois Finance Authority-Advocate Aurora Health Obligated Group	4.00%		8/1/2038	AA		9,870,000	9,498,923
Illinois Finance Authority-Ascension Health Credit Group	4.00%		2/15/2033	AA		1,460,000	1,473,655
Illinois Finance Authority-Rush Obligated Group	5.00%		11/15/2031	A+		6,025,000	6,029,344
Illinois Finance Authority-Rush Obligated Group	5.00%		11/15/2033	A+		2,500,000	2,501,006
Illinois Finance Authority-Rush Obligated Group	5.00%		11/15/2034	A+		3,000,000	3,001,050
Illinois Finance Authority-University of Chicago Medical Center Obligated Group	4.00%		8/15/2041	A+		10,000,000	9,374,350
Iowa Finance Authority-Lifespace Communities Inc Obligated Group	5.00%		5/15/2039	BBB	(d)	2,500,000	2,545,246

34	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
Health Care (continued)
Iowa Finance Authority-Lifespace Communities Inc Obligated Group	5.00%		5/15/2044	BBB	(d)	$3,100,000	$2,987,749
Kentucky Economic Development Finance Authority-Masonic Homes of Kentucky Inc Obligated Group	5.375%		11/15/2032	NR		1,185,000	1,160,447
Kentucky Economic Development Finance Authority-Owensboro Health Inc Obligated Group	5.00%		6/1/2029	Baa2		4,235,000	4,331,287
Kentucky Economic Development Finance Authority-Owensboro Health Inc Obligated Group	5.00%		6/1/2032	Baa2		6,000,000	6,114,561
King County Public Hospital District No. 4 WA(e)	6.625%		12/1/2045	NR		7,000,000	6,969,010
Louisville/Jefferson County Metropolitan Government-Norton Healthcare Obligated Group KY	5.00%		10/1/2040	A		3,500,000	3,713,214
Maricopa County Industrial Development Authority-HonorHealth Obligated Group AZ	5.00%		9/1/2033	A2		500,000	524,840
Maricopa County Industrial Development Authority-HonorHealth Obligated Group AZ	5.00%		9/1/2034	A2		1,000,000	1,046,833
Maricopa County Industrial Development Authority-HonorHealth Obligated Group AZ	5.00%		9/1/2035	A2		1,000,000	1,041,487
Maricopa County Industrial Development Authority-HonorHealth Obligated Group AZ	5.00%		9/1/2036	A2		1,800,000	1,865,827
Maryland Health & Higher Educational Facilities Authority-University of Maryland Medical System Obligated Group	5.00%	#(b)	7/1/2045	A		5,000,000	5,478,810
Massachusetts Development Finance Agency-Boston Medical Center Corp Obligated Group	5.00%		7/1/2034	BBB		5,255,000	5,302,316
Massachusetts Development Finance Agency-Tufts Medicine Obligated Group	4.00%		7/1/2035	BBB-		2,000,000	1,911,202
Massachusetts Development Finance Agency-Tufts Medicine Obligated Group	4.00%		7/1/2037	BBB-		3,930,000	3,684,739
Massachusetts Development Finance Agency-Tufts Medicine Obligated Group	5.00%		7/1/2038	BBB-		3,100,000	3,125,264
Massachusetts Development Finance Agency-Tufts Medicine Obligated Group	5.00%		7/1/2039	BBB-		2,750,000	2,761,392

See Notes to Financial Statements.	35

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Health Care (continued)
Massachusetts Development Finance Agency-Tufts Medicine Obligated Group	8.50%		10/1/2026	BBB-	$8,910,000	$8,922,067
Miami Beach Health Facilities Authority-Mount Sinai Medical Center of Florida Obligated Group FL	5.00%		11/15/2030	A2	2,500,000	2,503,130
Michigan Finance Authority-McLaren Health Care Corp Obligated Group	5.00%		5/15/2033	A1	4,030,000	4,034,713
Michigan Finance Authority-McLaren Health Care Corp Obligated Group	5.00%		5/15/2035	A1	4,945,000	4,949,395
Michigan Finance Authority-McLaren Health Care Obligated Group	5.00%		5/15/2032	A1	10,390,000	10,404,204
Michigan Finance Authority Provident Group-HFH Energy LLC	5.00%		2/28/2038	A3	2,060,000	2,244,529
Michigan Finance Authority Provident Group-HFH Energy LLC	5.25%		2/29/2040	A3	1,400,000	1,509,709
Michigan Finance Authority Provident Group-HFH Energy LLC	5.25%		2/28/2042	A3	1,860,000	1,968,869
Michigan State Hospital Finance Authority-Corewell Health Obligated Group	5.00%	#(b)	8/15/2055	AA	13,000,000	14,284,877
Minnesota Agricultural & Economic Development Board-HealthPartners Obligated Group	5.00%		1/1/2041	A	4,000,000	4,208,132
Minnesota Agricultural & Economic Development Board-HealthPartners Obligated Group	5.00%		1/1/2042	A	4,985,000	5,183,228
Monroe County Hospital Authority-Centurion Foundation Lehigh Valley LLC PA†	5.10%		6/15/2039	NR	10,000,000	9,802,503
Montgomery County Higher Education & Health Authority-Thomas Jefferson University Obligated Group PA	4.00%		9/1/2036	A	1,350,000	1,335,303
Montgomery County Higher Education & Health Authority-Thomas Jefferson University Obligated Group PA	4.00%		9/1/2038	A	2,250,000	2,166,844
Montgomery County Industrial Development Authority-Whitemarsh Continuing Care Retirement Community Obligated PA	5.00%		1/1/2030	NR	2,000,000	2,001,015
New Hampshire Business Finance Authority	5.43%		8/15/2035	NR	5,380,000	5,421,464

36	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Health Care (continued)
New Hampshire Business Finance Authority-Centurion Foundation Wilkens Avenue LLC	5.00%	9/15/2035	NR	$4,910,000	$4,901,265
New Hampshire Business Finance Authority-NFA UH SPV LLC†	5.625%	12/15/2033	NR	4,615,000	4,736,897
New Hampshire Business Finance Authority-Novant Health Obligated Group	5.00%	12/1/2035	A+	5,500,000	6,067,213
New Hampshire Business Finance Authority-Novant Health Obligated Group	5.25%	6/1/2042	A+	5,500,000	5,758,841
New Hope Cultural Education Facilities Finance Corp.-Bella Vida Forefront Living Obligated Group TX	4.25%	10/1/2030	NR	1,500,000	1,507,218
New Hope Cultural Education Facilities Finance Corp. -Children’s Health System of Texas Obligated Group TX	5.25%	8/15/2041	AA	5,000,000	5,517,569
New Hope Cultural Education Facilities Finance Corp. -Children’s Health System of Texas Obligated Group TX	5.25%	8/15/2042	AA	5,000,000	5,459,446
New Jersey Health Care Facilities Financing Authority-RWJ Barnabas Health Obligated Group	5.00%	7/1/2041	AA-	12,000,000	12,906,514
New Jersey Health Care Facilities Financing Authority-RWJ Barnabas Health Obligated Group	5.00%	7/1/2042	AA-	5,000,000	5,329,058
New Jersey Health Care Facilities Financing Authority-St Joseph’s Healthcare System Obligated Group	5.00%	7/1/2035	BBB-	3,185,000	3,197,360
New Jersey Health Care Facilities Financing Authority-University Hospital (AG)	5.00%	7/1/2028	AA	2,000,000	2,003,595
New York State Dormitory Authority-Catholic Health System Obligated Group	4.00%	7/1/2037	B-	1,300,000	1,139,980
New York State Dormitory Authority-Catholic Health System Obligated Group	4.00%	7/1/2039	B-	2,305,000	1,972,332
New York State Dormitory Authority-Catholic Health System Obligated Group	4.00%	7/1/2040	B-	1,810,000	1,521,721
New York State Dormitory Authority-Catholic Health System Obligated Group	5.00%	7/1/2036	B-	1,945,000	1,883,554
New York State Dormitory Authority-Garnet Health Medical Center Obligated Group†	5.00%	12/1/2026	BB-	1,500,000	1,511,053

See Notes to Financial Statements.	37

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Health Care (continued)
New York State Dormitory Authority-Garnet Health Medical Center Obligated Group†	5.00%	12/1/2029	BB-	$2,700,000	$2,727,062
New York State Dormitory Authority-Garnet Health Medical Center Obligated Group†	5.00%	12/1/2030	BB-	1,100,000	1,110,351
New York State Dormitory Authority-Garnet Health Medical Center Obligated Group†	5.00%	12/1/2031	BB-	1,600,000	1,612,054
New York State Dormitory Authority-Montefiore Obligated Group	5.25%	11/1/2041	BBB-	1,750,000	1,848,024
New York State Dormitory Authority-Montefiore Obligated Group	5.25%	11/1/2042	BBB-	1,500,000	1,569,653
New York State Dormitory Authority-Montefiore Obligated Group	5.25%	11/1/2043	BBB-	1,400,000	1,455,760
New York State Dormitory Authority-Montefiore Obligated Group	5.50%	11/1/2044	BBB-	1,125,000	1,188,377
New York State Dormitory Authority-White Plains Hospital Obligated Group	5.00%	10/1/2034	BBB-	1,240,000	1,354,193
New York State Dormitory Authority-White Plains Hospital Obligated Group	5.00%	10/1/2035	BBB-	1,000,000	1,080,941
New York State Dormitory Authority-White Plains Hospital Obligated Group	5.00%	10/1/2036	BBB-	1,305,000	1,396,989
New York State Dormitory Authority-White Plains Hospital Obligated Group	5.00%	10/1/2037	BBB-	1,620,000	1,717,597
New York State Dormitory Authority-White Plains Hospital Obligated Group (AG)	5.25%	10/1/2040	AA	1,500,000	1,621,848
New York State Dormitory Authority-White Plains Hospital Obligated Group (AG)	5.25%	10/1/2041	AA	1,800,000	1,924,892
New York State Dormitory Authority-White Plains Hospital Obligated Group (AG)	5.25%	10/1/2042	AA	3,475,000	3,677,281
New York State Dormitory Authority-White Plains Hospital Obligated Group (AG)	5.25%	10/1/2043	AA	1,750,000	1,838,916
North Carolina Medical Care Commission-Penick Village Obligated Group	4.25%	9/1/2028	NR	1,090,000	1,090,317
Oklahoma Development Finance Authority-OU Medicine Obligated Group	5.00%	8/15/2033	BB+	3,920,000	4,052,362
Oklahoma Development Finance Authority-OU Medicine Obligated Group	5.00%	8/15/2038	BB+	10,050,000	10,204,739
Oklahoma Development Finance Authority-OU Medicine Obligated Group	5.25%	8/15/2043	BB+	6,710,000	6,752,972

38	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Health Care (continued)
Oklahoma Development Finance Authority-OU Medicine Obligated Group	5.50%	8/15/2037	NR	$2,770,000	$2,888,314
Orange County Health Facilities Authority-Orlando Health Obligated Group FL	5.00%	10/1/2037	A+	2,495,000	2,721,165
Orange County Health Facilities Authority-Orlando Health Obligated Group FL	5.00%	10/1/2038	A+	1,530,000	1,654,144
Orange County Health Facilities Authority-Orlando Health Obligated Group FL	5.00%	10/1/2040	A+	4,000,000	4,320,416
Orange County Health Facilities Authority-Orlando Health Obligated Group FL	5.00%	10/1/2041	A+	3,750,000	4,006,642
Orange County Health Facilities Authority-Orlando Health Obligated Group FL	5.00%	10/1/2042	A+	5,000,000	5,283,398
Palomar Health Obligated Group CA	5.00%	11/1/2036	B	5,280,000	4,789,710
Pennsylvania Economic Development Financing Authority-UPMC Obligated Group PA	4.00%	4/15/2038	A	3,095,000	2,963,625
Pennsylvania Higher Educational Facilities Authority-Thomas Jefferson University Obligated Group	4.00%	11/1/2042	A	13,960,000	13,158,464
Pennsylvania Higher Educational Facilities Authority-Thomas Jefferson University Obligated Group	5.25%	11/1/2040	A	5,000,000	5,443,686
Pennsylvania Higher Educational Facilities Authority-Thomas Jefferson University Obligated Group	5.25%	11/1/2041	A	9,000,000	9,683,090
Philadelphia Authority for Industrial Development-Thomas Jefferson University Obligated Group	5.00%	9/1/2035	A	5,000,000	5,070,063
Public Finance Authority-Proton International Alabama LLC WI†(c)	6.85%	10/1/2047	NR	1,410,000	141,000
Public Finance Authority-RBS Evolution LLC WI†	10.00%	11/1/2038	NR	3,500,000	3,930,677
Rockland County Economic Assistance Corp.-Bon Secours Health System Inc Obligated Group NY	6.50%	11/1/2030	NR	10,000,000	10,408,558

See Notes to Financial Statements.	39

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
Health Care (continued)
Rockland County Economic Assistance Corp.-Bon Secours Health System Inc Obligated Group NY	7.25%		11/1/2045	NR		$2,500,000	$2,676,208
South Carolina Jobs-Economic Development Authority-Kiawah Life Plan Village Inc	5.25%		11/15/2028	NR		5,700,000	5,706,009
South Carolina Jobs-Economic Development Authority-Novant Health Obligated Group	5.25%		11/1/2040	A+		6,500,000	7,079,704
South Carolina Jobs-Economic Development Authority-Novant Health Obligated Group	5.25%		11/1/2041	A+		7,500,000	8,082,862
Southeastern Ohio Port Authority-Marietta Area Healthcare Inc Obligated Group	5.00%		12/1/2035	B	(d)	3,850,000	3,611,082
Southeastern Ohio Port Authority-Marietta Area Healthcare Inc Obligated Group	5.50%		12/1/2029	B	(d)	2,085,000	2,085,287
Tulsa County Industrial Authority-Montereau Obligated Group OK	5.25%		11/15/2037	BBB-	(d)	1,250,000	1,262,952
University of Kansas Hospital Authority-University of Kansas Health System Obligated Group	5.00%		9/1/2034	AA-		5,000,000	5,004,023
Washington Health Care Facilities Authority-Multicare Health System Obligated Group	5.00%	#(b)	8/15/2055	A		20,000,000	21,941,624
Washington Health Care Facilities Authority-Providence St Joseph Health Obligated Group	4.00%	#(b)	10/1/2042	A		13,220,000	13,708,123
Washington Health Care Facilities Authority-Providence St Joseph Health Obligated Group(e)	5.00%		10/1/2035	A		12,500,000	14,041,224
West Virginia Hospital Finance Authority-West Virginia United Health System Obligated Group	4.00%		6/1/2030	A		5,500,000	5,534,371
Westchester County Local Development Corp.-New York Blood Center Inc NY	5.00%		7/1/2035	Baa1		3,000,000	3,284,082
Westchester County Local Development Corp.-New York Blood Center Inc NY	5.00%		7/1/2038	Baa1		3,075,000	3,287,698
Winchester Economic Development Authority-Valley Health Obligated Group VA	5.00%		1/1/2042	A+		2,500,000	2,625,871

40	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Health Care (continued)
Wisconsin Health & Educational Facilities Authority-Centurion Foundation Se Wisconsin LLC	5.00%	9/15/2035	NR	$3,660,000	$3,760,207
Wisconsin Health & Educational Facilities Authority-Centurion Foundation Se Wisconsin LLC	5.00%	9/15/2035	NR	1,210,000	1,241,421
Wisconsin Health & Educational Facilities Authority-Hospital Sisters Services Obligated Group	5.00%	8/15/2035	A+	2,000,000	2,252,776
Wisconsin Health & Educational Facilities Authority-Hospital Sisters Services Obligated Group	5.00%	8/15/2036	A+	3,250,000	3,594,370
Wisconsin Health & Educational Facilities Authority-Hospital Sisters Services Obligated Group	5.00%	8/15/2037	A+	3,540,000	3,868,033
Wisconsin Health & Educational Facilities Authority-Marshfield Clinic Health System Obligated Group	5.00%	2/15/2032	A+	12,500,000	13,895,644
Yuma Industrial Development Authority-Yuma Regional Medical Center Obligated Group AZ	5.00%	8/1/2041	A	1,500,000	1,585,645
Yuma Industrial Development Authority-Yuma Regional Medical Center Obligated Group AZ (AG)	5.25%	8/1/2042	AA	2,125,000	2,287,508
Yuma Industrial Development Authority-Yuma Regional Medical Center Obligated Group AZ (AG)	5.25%	8/1/2043	AA	2,250,000	2,403,964
Total					820,327,957

Housing 10.43%
California Housing Finance Agency	3.25%	8/20/2036	BBB	7,041,165	6,720,402
California Housing Finance Agency	3.50%	11/20/2035	BBB+	5,440,645	5,316,569
California Municipal Finance Authority-Park Western Housing LP (FNMA)	2.65%	8/1/2036	Aa1	4,173,550	3,629,380
Colorado Housing & Finance Authority (FHLMC), (FNMA), (GNMA)	6.25%	5/1/2055	AA	10,000,000	11,276,801
Colorado Housing & Finance Authority (FHLMC), (FNMA), (GNMA)	6.50%	5/1/2055	AAA	8,300,000	9,462,120
Colorado Housing & Finance Authority (GNMA)	6.00%	5/1/2053	AA	11,250,000	12,288,726
CSCDA Community Improvement Authority Westgate Apartments CA†	3.00%	6/1/2047	NR	5,000,000	3,449,283

See Notes to Financial Statements.	41

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Housing (continued)
EP Cimarron Ventanas PFC TX	4.125%		12/1/2039	A+	$6,315,000	$6,170,825
Florida Housing Finance Corp. (FHLMC), (FNMA), (GNMA)	6.25%		7/1/2056	Aaa	7,000,000	7,848,910
Idaho Housing & Finance Association (FHLMC), (FNMA), (GNMA)	6.25%		1/1/2056	Aa1	6,000,000	6,815,068
Illinois Housing Development Authority (FHLMC), (FNMA), (GNMA)	6.25%		10/1/2055	Aaa	15,410,000	17,491,923
Indiana Finance Authority-CHF-Tippecanoe LLC	5.00%		6/1/2038	BBB-	1,550,000	1,607,575
Indiana Finance Authority-CHF-Tippecanoe LLC	5.00%		6/1/2043	BBB-	2,525,000	2,535,118
Industrial Development Authority of the City of Phoenix Arizona-Downtown Phoenix Student Housing LLC AZ	5.00%		7/1/2032	Baa3	1,080,000	1,111,374
Maine State Housing Authority	3.75%		11/15/2038	AA+	2,940,000	2,879,904
Maryland Community Development Administration	3.00%		9/1/2039	Aa1	10,000,000	8,822,287
Michigan State Housing Development Authority	3.10%		12/1/2044	AA+	10,500,000	8,575,389
Michigan State Housing Development Authority	6.25%		6/1/2055	AA+	9,000,000	9,930,440
Michigan State Housing Development Authority	6.25%		12/1/2055	AA+	16,000,000	17,849,955
Minnesota Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.25%		1/1/2055	AA+	9,850,000	11,069,855
Minnesota Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.25%		7/1/2055	AA+	5,490,000	6,226,615
Minnesota Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.25%		1/1/2056	AA+	4,375,000	4,888,444
Minnesota Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.50%		1/1/2055	AA+	3,475,000	3,931,430
Mississippi Home Corp. (FHLMC), (FNMA), (GNMA)	7.50%		6/1/2044	Aa1	625,000	753,363
Mississippi Home Corp. (FHLMC), (FNMA), (GNMA)	7.50%		6/1/2049	Aa1	940,000	1,134,536
Montana Board of Housing (FHLMC), (FNMA), (GNMA)	5.75%		6/1/2055	AA+	8,500,000	9,316,769
Nebraska Investment Finance Authority (FHLMC), (FNMA), (GNMA)	6.25%		9/1/2055	AAA	3,750,000	4,204,888
New Hampshire Business Finance Authority	4.75%	#(b)	6/20/2041	AA-	14,494,008	14,704,784

42	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Housing (continued)
New York City Housing Development Corp.-8 Spruce NY Owner LLC	4.375%		12/15/2031	Baa3	$750,000	$771,721
New York City Housing Development Corp.-8 Spruce NY Owner LLC	5.25%		12/15/2031	NR	2,100,000	2,167,578
New York State Housing Finance Agency-West 38TH Street LLC (FHLMC)	3.57%	#(b)	5/1/2042	Aa1	22,255,000	22,711,535
New York State Housing Finance Agency-West 62nd Street LLC	3.60%	#(b)	11/1/2044	Aa1	23,000,000	23,480,125
North Carolina Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.25%		1/1/2055	AA+	4,230,000	4,593,175
North Carolina Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.50%		1/1/2056	AA+	12,000,000	13,773,743
North Dakota Housing Finance Agency	4.00%		1/1/2051	Aa1	5,220,000	5,267,785
North Dakota Housing Finance Agency	6.00%		7/1/2055	Aa1	6,000,000	6,699,259
North Dakota Housing Finance Agency	6.00%		1/1/2056	Aa1	3,750,000	4,152,925
Ohio Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.25%		3/1/2056	Aa1	8,285,000	9,209,842
Ohio Housing Finance Agency (FHLMC), (FNMA), (GNMA)	7.00%		3/1/2049	Aa1	3,500,000	4,090,228
Ohio Housing Finance Agency (FHLMC), (FNMA), (GNMA)	7.50%		3/1/2049	Aa1	3,000,000	3,622,618
Oklahoma Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.50%		3/1/2057	Aaa	27,000,000	31,022,503
Pennsylvania Housing Finance Agency	3.50%		4/1/2051	AA+	930,000	928,905
Pennsylvania Housing Finance Agency	4.00%		10/1/2049	AA+	510,000	510,348
Pennsylvania Housing Finance Agency	6.25%		10/1/2055	Aa1	12,000,000	13,609,968
Pennsylvania Housing Finance Agency	6.50%		10/1/2055	Aa1	20,000,000	22,963,730
Pennsylvania Housing Finance Agency AMT	3.65%		10/1/2042	AA+	2,500,000	2,269,701
South Dakota Housing Development Authority (FHLMC), (FNMA), (GNMA)	6.25%		11/1/2056	AAA	8,500,000	9,515,026
State of Oregon Housing & Community Services Department (FHLMC), (FNMA), (GNMA)	6.25%		7/1/2055	Aa2	7,250,000	8,182,818
Texas Department of Housing & Community Affairs (GNMA)	5.50%		7/1/2053	AA+	4,890,000	5,254,070
Texas Department of Housing & Community Affairs (GNMA)	5.75%		3/1/2054	Aaa	6,925,000	7,537,034
Texas Department of Housing & Community Affairs (GNMA)	6.00%		3/1/2053	Aaa	8,755,000	9,573,757
Texas Department of Housing & Community Affairs (GNMA)	6.25%		1/1/2056	AA+	20,000,000	22,386,572

See Notes to Financial Statements.	43

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
Housing (continued)
Utah Housing Corp. (FHLMC), (FNMA), (GNMA)	6.25%		7/1/2055	Aa2		$15,465,000	$17,456,770
Utah Housing Corp. (FHLMC), (FNMA), (GNMA)	6.50%		7/1/2055	Aa2		9,915,000	11,118,016
Utah Housing Corp. (FHLMC), (FNMA), (GNMA)	6.75%		7/1/2055	Aa2		11,000,000	12,713,076
Virginia Beach Development Authority-Westminster-Canterbury on Chesapeake Bay Obligated Group	5.375%		9/1/2029	BB+	(d)	5,000,000	5,049,997
Virginia Housing Development Authority	3.625%	#(b)	7/1/2055	AAA		8,505,000	8,506,520
Washington State Housing Finance Commission	3.50%		12/20/2035	BBB+		4,667,778	4,500,161
Washington State Housing Finance Commission-Provident Group-SH II Properties LLC (BAM)†	5.00%		7/1/2034	AA		1,000,000	1,091,422
Washington State Housing Finance Commission-Provident Group-SH II Properties LLC (BAM)†	5.00%		7/1/2035	AA		1,000,000	1,087,714
Washington State Housing Finance Commission-Provident Group-SH II Properties LLC (BAM)†	5.00%		7/1/2036	AA		1,000,000	1,077,181
Washington State Housing Finance Commission-Provident Group-SH II Properties LLC (BAM)†	5.00%		7/1/2040	AA		1,000,000	1,039,944
Washington State Housing Finance Commission-Provident Group-SH I Properties LLC	5.50%		7/1/2044	BBB-		4,950,000	5,177,071
Washington State Housing Finance Commission-Provident Group-SH I Properties LLC	5.50%		7/1/2049	BBB-		8,805,000	9,120,382
Washington State Housing Finance Commission (FHLMC), (FNMA), (GNMA)	6.25%		6/1/2054	Aaa		7,615,000	8,427,739
Wisconsin Housing & Economic Development Authority Home Ownership Revenue (FHLMC), (FNMA), (GNMA)	6.25%		9/1/2055	AA+		6,150,000	6,875,822
Wisconsin Housing & Economic Development Authority Housing Revenue	3.75%	#(b)	11/1/2055	AA+		4,430,000	4,470,809
Wyoming Community Development Authority	5.00%		12/1/2039	AA+		8,360,000	8,950,350
Total							540,970,673

44	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Lease Obligations 0.93%
Illinois Sports Facilities Authority (AG)	5.00%		6/15/2027	AA	$3,000,000	$3,006,690
Jefferson County School District Finance Corp.-Jefferson County Board of Education/KY (ST INTERCEPT)	3.00%		12/1/2035	AA-	6,850,000	6,377,712
Kentucky State Property & Building Commission-Commonwealth of Kentucky	5.00%		4/1/2042	Aa3	10,525,000	11,266,095
New Jersey Economic Development Authority-State Capitol Joint Management Commission	5.00%		6/15/2033	A1	7,215,000	7,666,245
New Jersey Economic Development Authority-State Capitol Joint Management Commission	5.00%		6/15/2034	A1	13,645,000	14,430,820
New Jersey Economic Development Authority-State of New Jersey Department of the Treasury	5.00%		6/15/2036	A1	1,320,000	1,363,924
New Jersey Transportation Trust Fund Authority	3.25%		6/15/2039	A1	2,000,000	1,781,047
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2031	A+	2,400,000	2,436,762
Total						48,329,295

Multi-Family Housing 1.03%
FW Chaparral PFC TX	4.00%		10/1/2035	A+	4,500,000	4,414,934
King County Housing Authority WA	3.50%		5/1/2038	AAA	10,000,000	9,364,321
Michigan State Housing Development Authority	3.80%		10/1/2038	AA+	10,000,000	9,770,193
New Hampshire Business Finance Authority	3.625%		8/20/2039	A3	7,184,801	6,728,029
New Hampshire Business Finance Authority	4.216%	#(b)	11/20/2042	AA-	19,983,874	18,975,676
New Hampshire Business Finance Authority	4.216%	#(b)	11/20/2042	BBB	4,496,372	4,144,439
Total						53,397,592

Other Revenue 1.70%
City of Pembroke Pines-City of Pembroke Pines FL FL	3.00%		7/1/2037	AA	5,390,000	4,772,789
Cleveland-Cuyahoga County Port Authority-Playhouse Square Foundation OH	5.00%		12/1/2033	BB+	2,000,000	2,044,172

See Notes to Financial Statements.	45

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Other Revenue (continued)
Cleveland-Cuyahoga County Port Authority-Playhouse Square Foundation OH	5.25%		12/1/2038	BB+	$1,650,000	$1,666,722
County of St Johns FL	5.00%		10/1/2041	Aaa	7,090,000	7,670,673
Illinois Finance Authority-Field Museum Natural of History	4.062% (SOFR * .70 + 1.15%	)#	11/1/2034	A	4,400,000	4,397,160
Industrial Development Authority of the County of Pima-Edkey Inc Obligated Group AZ†(c)	5.00%		7/1/2035	NR	5,000,000	4,000,000
Maricopa County Industrial Development Authority-Legacy Traditional School Obligated Group AZ†	5.00%		7/1/2039	BBB-	2,055,000	2,073,843
Maricopa County Industrial Development Authority-Paragon Management Inc AZ†	5.00%		7/1/2036	BB+	2,500,000	2,502,927
Maryland Economic Development Corp.(c)	5.00%		12/1/2016	NR	700,000	469,000
M-S-R Energy Authority CA	6.125%		11/1/2029	BBB+	2,835,000	3,000,100
Public Finance Authority-Inperium Inc Obligated Group WI†	5.50%		12/1/2044	NR	2,500,000	2,486,064
Triborough Bridge & Tunnel Authority-Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.00%		11/15/2037	AA+	5,000,000	5,560,805
Triborough Bridge & Tunnel Authority-Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.00%		11/15/2041	AA+	9,000,000	9,649,688
Triborough Bridge & Tunnel Authority-Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.25%		11/15/2039	AA+	13,050,000	14,584,517
Triborough Bridge & Tunnel Authority-Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.25%		11/15/2040	AA+	11,000,000	12,222,331
Triborough Bridge & Tunnel Authority-Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.25%		11/15/2042	AA+	10,000,000	10,917,848
Total						88,018,639

Pre-Refunded 0.00%
New York State Dormitory Authority-State of New York Personal Income Tax Revenue	4.00%		2/15/2034	NR	15,000	15,319

46	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Single-Family Housing 0.17%
Pennsylvania Housing Finance Agency	5.50%	10/1/2053	AA+	$8,155,000	$8,649,682

Special Tax 1.20%
Allentown Neighborhood Improvement Zone Development Authority PA†	5.00%	5/1/2032	Ba2	1,250,000	1,273,201
Allentown Neighborhood Improvement Zone Development Authority PA†	6.00%	5/1/2042	NR	1,730,000	1,791,880
County of Orange CA Community Facilities District No 2015-1	5.00%	8/15/2033	NR	1,370,000	1,371,685
County of Orange CA Community Facilities District No 2015-1	5.00%	8/15/2035	NR	975,000	975,968
Industrial Development Authority of the City of St. Louis Missouri	4.375%	11/15/2035	NR	3,980,000	3,637,724
Industrial Development Authority of the City of St. Louis Missouri	4.75%	11/15/2047	NR	3,000,000	2,579,931
Lakewood Ranch Stewardship District FL	6.125%	5/1/2043	NR	2,240,000	2,363,338
Miami World Center Community Development District FL	4.75%	11/1/2027	NR	395,000	401,375
Mida Mountain Village Public Infrastructure District UT†	4.50%	8/1/2040	NR	1,250,000	1,225,055
New York City Industrial Development Agency-Queens Ballpark Co LLC NY (AG)	3.00%	1/1/2034	AA	1,000,000	959,818
New York City Industrial Development Agency-Yankee Stadium LLC NY (AG)	3.00%	3/1/2036	AA	5,500,000	5,180,017
Peninsula Town Center Community Development Authority VA†	4.50%	9/1/2028	NR	360,000	363,681
Peninsula Town Center Community Development Authority VA†	5.00%	9/1/2037	NR	875,000	880,874
River Islands Public Financing Authority CA Special Tax (AG)	5.00%	9/1/2042	AA	4,000,000	4,257,361
State of Connecticut Special Tax Revenue	5.00%	7/1/2036	AA	5,000,000	5,661,791
State of Connecticut Special Tax Revenue	5.00%	7/1/2037	AA	6,000,000	6,733,886
State of Connecticut Special Tax Revenue	5.00%	7/1/2038	AA	5,000,000	5,554,297
Village Community Development District No. 12 FL	3.25%	5/1/2026	NR	770,000	769,735
Village Community Development District No. 12 FL	3.80%	5/1/2028	NR	1,240,000	1,248,242
Village Community Development District No. 12 FL	4.00%	5/1/2033	NR	1,780,000	1,787,074
Village Community Development District No. 13 FL	1.80%	5/1/2026	NR	160,000	158,410

See Notes to Financial Statements.	47

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Special Tax (continued)
Village Community Development District No. 13 FL	2.85%	5/1/2036	NR	$1,835,000	$1,604,421
Village Community Development District No. 13 FL	3.00%	5/1/2029	NR	385,000	378,767
Village Community Development District No. 13 FL†	3.00%	5/1/2035	NR	3,325,000	3,034,305
Village Community Development District No. 13 FL†	3.25%	5/1/2040	NR	4,150,000	3,544,615
Village Community Development District No. 13 FL	3.375%	5/1/2034	NR	2,430,000	2,336,063
Wolf Creek Infrastructure Financing District No. 1 Wolf Creek Assessment Area 1 UT	5.75%	12/1/2044	NR	2,100,000	2,126,808
Total					62,200,322

Tax Revenue 3.56%
Allentown Neighborhood Improvement Zone Development Authority PA†	5.375%	5/1/2042	NR	5,500,000	5,515,956
City of Miami FL	5.00%	1/1/2041	AA	7,590,000	8,200,198
City of Sparks NV†	2.75%	6/15/2028	Baa2	615,000	604,767
County of Cook Sales Tax Revenue IL	4.00%	11/15/2034	AA-	3,750,000	3,784,499
Downtown Revitalization Public Infrastructure District-City of Salt Lake City UT Revitalization Sales Tax Revenue UT (AG)	5.25%	6/1/2041	AA	1,750,000	1,930,582
Downtown Revitalization Public Infrastructure District-City of Salt Lake City UT Revitalization Sales Tax Revenue UT (AG)	5.25%	6/1/2042	AA	2,000,000	2,183,688
Mida Mountain Village Public Infrastructure District-Military Installation Development Auth Military Recreation Fac Project Area UT Tax Allocation†	5.50%	6/15/2039	NR	2,380,000	2,407,766
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2041	A1	9,000,000	9,595,989
New York City Transitional Finance Authority Building Aid Revenue NY (ST AID WITHHLDG)	5.25%	7/15/2036	AA	11,700,000	12,325,785
New York City Transitional Finance Authority Future Tax Secured Revenue NY	3.00%	11/1/2037	AAA	2,500,000	2,266,749

48	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Tax Revenue (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%		2/1/2034	AAA	$10,000,000	$10,060,936
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%		5/1/2042	AAA	7,500,000	8,067,608
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%		11/1/2042	AAA	7,000,000	7,553,773
New York City Transitional Finance Authority NY	5.00%		5/1/2039	AAA	5,000,000	5,468,480
New York City Transitional Finance Authority NY	5.50%		5/1/2044	AAA	8,500,000	9,293,857
New York State Dormitory Authority-State of New York Personal Income Tax Revenue	3.00%		2/15/2038	AA+	1,485,000	1,288,292
New York State Dormitory Authority-State of New York Personal Income Tax Revenue	5.00%		3/15/2034	AA+	10,000,000	10,008,436
New York State Dormitory Authority-State of New York Personal Income Tax Revenue	5.00%		3/15/2034	Aa1	20,000,000	23,018,720
New York State Dormitory Authority-State of New York Personal Income Tax Revenue	5.00%		3/15/2036	Aa1	3,800,000	4,373,980
New York State Dormitory Authority-State of New York Personal Income Tax Revenue	5.00%		3/15/2037	Aa1	1,750,000	1,993,067
New York State Dormitory Authority-State of New York Personal Income Tax Revenue	5.00%		3/15/2038	Aa1	3,250,000	3,661,646
New York State Dormitory Authority-State of New York Personal Income Tax Revenue	5.00%		3/15/2041	Aa1	7,400,000	7,974,950
New York State Dormitory Authority-State of New York Personal Income Tax Revenue	5.00%		3/15/2042	Aa1	3,250,000	3,504,230
New York State Dormitory Authority-State of New York Sales Tax Revenue	5.00%		3/15/2038	AA+	8,815,000	9,007,367
New York State Housing Finance Agency-State of New York Personal Income Tax Revenue	3.45%	#(b)	6/15/2054	Aa1	1,500,000	1,519,244
New York State Urban Development Corp.-State of New York Personal Income Tax Revenue	5.00%		3/15/2035	Aa1	5,000,000	5,621,023

See Notes to Financial Statements.	49

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Tax Revenue (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon		7/1/2031	NR	$1,774,000	$1,453,589
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon		7/1/2033	NR	11,643,000	8,764,046
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%		7/1/2053	NR	81,000	73,137
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.55%		7/1/2040	NR	268,000	262,122
Williston Parks & Recreation District ND (AG)(e)	5.00%		12/1/2040	AA	11,825,000	12,679,666
Total						184,464,148

Taxable Revenue-Water & Sewer 0.36%
New Jersey Economic Development Authority-New Jersey-American Water Co Inc AMT	3.75%	#(b)	11/1/2034	A+	5,500,000	5,549,205
Pittsburgh Water & Sewer Authority PA (AG)	5.00%		9/1/2037	AA	4,750,000	5,229,245
Water Works Board of the City of Birmingham/The AL†	3.75%		9/1/2026	NR	7,750,000	7,750,158
Total						18,528,608

Tobacco 0.69%
Buckeye Tobacco Settlement Financing Authority OH	5.00%		6/1/2055	NR	20,000,000	17,095,340
Nassau County Tobacco Settlement Corp. NY	Zero Coupon		6/1/2060	NR	35,000,000	2,015,311
Northern Tobacco Securitization Corp. AK	4.00%		6/1/2050	BBB-	650,000	629,343
Tobacco Settlement Financing Corp. NJ	5.00%		6/1/2046	BB+	8,440,000	8,247,958
Tobacco Settlement Financing Corp. RI	5.00%		6/1/2027	A	2,500,000	2,511,756
Tobacco Settlement Financing Corp. RI	5.00%		6/1/2028	BBB	2,000,000	2,009,425
Tobacco Settlement Financing Corp. VA	5.00%		6/1/2047	B-	3,690,000	3,142,303
Total						35,651,436

Transportation 16.99%
Allegheny County Airport Authority PA (AG) AMT	5.25%		1/1/2036	AA	1,000,000	1,097,239
Allegheny County Airport Authority PA (AG) AMT	5.25%		1/1/2037	AA	350,000	380,943
Allegheny County Airport Authority PA (AG) AMT	5.25%		1/1/2038	AA	350,000	377,861

50	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
Transportation (continued)
Allegheny County Airport Authority PA (AG) AMT	5.25%	1/1/2039	AA		$1,000,000	$1,071,089
Allegheny County Airport Authority PA (AG) AMT	5.25%	1/1/2040	AA		1,105,000	1,169,806
Allegheny County Airport Authority PA (AG) AMT	5.50%	1/1/2041	AA		750,000	807,836
Allegheny County Airport Authority PA (AG) AMT	5.50%	1/1/2042	AA		680,000	726,921
Build NYC Resource Corp.-TRIPS Obligated Group NY AMT	5.50%	7/1/2043	BBB+		1,230,000	1,296,757
Build NYC Resource Corp.-TRIPS Obligated Group NY AMT	5.50%	7/1/2044	BBB+		1,265,000	1,326,247
Build NYC Resource Corp.-TRIPS Obligated Group NY AMT	5.50%	7/1/2045	BBB+		1,500,000	1,567,298
Burbank-Glendale-Pasadena Airport Authority Brick Campaign CA (AG) AMT	4.125%	7/1/2041	AA		3,000,000	2,863,534
Burbank-Glendale-Pasadena Airport Authority Brick Campaign CA (AG) AMT	4.25%	7/1/2043	AA		5,390,000	5,133,868
Burbank-Glendale-Pasadena Airport Authority Brick Campaign CA AMT	5.25%	7/1/2040	A		2,250,000	2,423,272
Burbank-Glendale-Pasadena Airport Authority Brick Campaign CA AMT	5.25%	7/1/2042	A		3,000,000	3,172,668
California Municipal Finance Authority-LAX Integrated Express Solutions LLC (AG) AMT	3.25%	12/31/2032	AA		5,235,000	5,113,272
California Municipal Finance Authority-LAX Integrated Express Solutions LLC AMT	5.00%	12/31/2036	BB+	(d)	3,215,000	3,262,497
California Municipal Finance Authority-LAX Integrated Express Solutions LLC AMT	5.00%	12/31/2037	BB+	(d)	7,000,000	7,093,635
Central Texas Turnpike System	5.00%	8/15/2040	A-		5,500,000	5,903,419
Chicago Midway International Airport IL	4.00%	1/1/2034	A		2,175,000	2,176,725
Chicago Midway International Airport IL	5.00%	1/1/2037	A+		10,000,000	10,165,351
Chicago Midway International Airport IL AMT	5.00%	1/1/2037	A		5,225,000	5,573,505
Chicago Midway International Airport IL AMT	5.00%	1/1/2038	A		4,000,000	4,228,229
Chicago O’Hare International Airport IL	4.00%	1/1/2038	A+		6,820,000	6,745,148
Chicago O’Hare International Airport IL	5.00%	1/1/2039	A+		20,405,000	20,676,211
Chicago O’Hare International Airport IL (BAM)	5.00%	1/1/2036	AA		2,000,000	2,203,016

See Notes to Financial Statements.	51

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
Transportation (continued)
Chicago O’Hare International Airport IL (BAM)	5.00%	1/1/2038	AA		$2,745,000	$2,974,597
Chicago O’Hare International Airport IL (BAM)	5.25%	1/1/2039	AA		2,385,000	2,601,381
Chicago O’Hare International Airport IL (BAM)	5.25%	1/1/2041	AA		1,955,000	2,090,644
Chicago O’Hare International Airport IL (BAM)	5.25%	1/1/2042	AA		1,645,000	1,745,790
Chicago O’Hare International Airport IL (BAM)	5.25%	1/1/2043	AA		1,820,000	1,921,312
Chicago O’Hare International Airport IL AMT	5.25%	1/1/2040	A+		4,000,000	4,304,833
Chicago O’Hare International Airport IL AMT	5.25%	1/1/2041	A+		2,150,000	2,293,277
Chicago O’Hare International Airport IL AMT	5.25%	1/1/2042	A+		2,450,000	2,591,260
Chicago O’Hare International Airport IL AMT	5.50%	1/1/2044	A+		2,625,000	2,815,404
City & County of Denver Airport System Revenue CO AMT	5.50%	11/15/2033	AA-		8,365,000	9,582,174
City & County of Denver Airport System Revenue CO AMT	5.75%	11/15/2034	AA-		3,500,000	4,030,404
City & County of Denver Airport System Revenue CO AMT	5.75%	11/15/2035	AA-		3,250,000	3,711,596
City & County of Denver Airport System Revenue CO AMT	5.75%	11/15/2037	AA-		2,000,000	2,248,293
City of Atlanta Airport Passenger Facility Charge GA AMT	5.00%	7/1/2036	Aa3		7,600,000	8,220,671
City of Atlanta Airport Passenger Facility Charge GA AMT	5.00%	7/1/2038	Aa3		2,750,000	2,923,229
City of Atlanta Airport Passenger Facility Charge GA AMT	5.25%	7/1/2041	Aa3		6,000,000	6,424,301
City of Houston Airport System Revenue-United Airlines Inc TX AMT	5.00%	7/15/2027	BB	(d)	1,000,000	1,018,077
City of Houston Airport System Revenue-United Airlines Inc TX AMT	5.50%	7/15/2035	Ba3		30,000,000	32,971,539
City of Houston Airport System Revenue TX (AG) AMT	5.00%	7/1/2036	AA		2,850,000	3,082,752
City of Houston Airport System Revenue TX (AG) AMT	5.00%	7/1/2037	AA		2,000,000	2,144,911

52	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Transportation (continued)
City of Houston Airport System Revenue TX (AG) AMT	5.00%	7/1/2038	AA	$2,000,000	$2,125,985
City of Houston Airport System Revenue TX (AG) AMT	5.25%	7/1/2039	AA	5,200,000	5,644,257
City of Houston Airport System Revenue TX (AG) AMT	5.25%	7/1/2040	AA	5,000,000	5,378,577
City of Houston Airport System Revenue TX (AG) AMT	5.25%	7/1/2041	AA	5,000,000	5,333,118
City of Houston Airport System Revenue TX AMT	5.25%	7/1/2036	A+	3,250,000	3,652,222
City of Houston Airport System Revenue TX AMT	5.25%	7/1/2037	A+	4,000,000	4,449,172
City of Houston Airport System Revenue TX AMT	5.25%	7/1/2038	A+	3,200,000	3,521,724
City of Salt Lake City Airport Revenue UT AMT	5.25%	7/1/2036	A+	1,500,000	1,648,550
City of Salt Lake City Airport Revenue UT AMT	5.25%	7/1/2037	A+	2,325,000	2,533,620
City of Salt Lake City Airport Revenue UT AMT	5.25%	7/1/2039	A+	3,000,000	3,216,975
City of Salt Lake City Airport Revenue UT AMT	5.25%	7/1/2041	A+	4,425,000	4,662,994
City of Salt Lake City Airport Revenue UT AMT	5.25%	7/1/2042	A+	3,500,000	3,658,779
Columbus Regional Airport Authority OH AMT	5.00%	1/1/2034	A	3,120,000	3,433,070
Columbus Regional Airport Authority OH AMT	5.00%	1/1/2035	A	3,000,000	3,291,071
County of Harris Toll Road Revenue TX	3.00%	8/15/2038	Aa1	1,730,000	1,528,966
County of Lee Airport Revenue FL AMT	5.00%	10/1/2036	A2	8,015,000	8,737,711
County of Lee Airport Revenue FL AMT	5.25%	10/1/2040	A2	6,500,000	6,982,557
Dallas Fort Worth International Airport TX	5.00%	11/1/2038	AA-	3,000,000	3,235,611
Dallas Fort Worth International Airport TX	5.00%	11/1/2039	AA-	2,750,000	2,980,896
Dallas Fort Worth International Airport TX AMT(e)	5.25%	11/1/2037	AA-	12,800,000	14,150,307
Dallas Fort Worth International Airport TX AMT(e)	5.25%	11/1/2041	AA-	8,000,000	8,577,482
Dallas Fort Worth International Airport TX AMT(e)	5.25%	11/1/2042	AA-	6,300,000	6,703,027
Delaware River Port Authority PA	5.00%	1/1/2036	AA-	6,500,000	7,476,585

See Notes to Financial Statements.	53

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Transportation (continued)
Delaware River Port Authority PA	5.00%		1/1/2037	AA-	$6,000,000	$6,817,181
Delaware River Port Authority PA	5.00%		1/1/2038	AA-	6,000,000	6,748,830
Delaware River Port Authority PA	5.00%		1/1/2039	AA-	5,250,000	5,851,930
E-470 Public Highway Authority CO	5.00%		9/1/2040	A+	2,850,000	3,099,885
Florida Development Finance Corp.-AAF Operations Holdings LLC AMT†	12.00%	#(b)	7/15/2059	NR	4,500,000	2,806,875
Florida Development Finance Corp.-AAF Operations Holdings LLC AMT†	14.00%	#(b)	7/15/2032	NR	5,500,000	3,430,625
Grand Parkway Transportation Corp. TX	5.45%		10/1/2034	AA+	5,000,000	5,351,450
Illinois Finance Authority-Centerpoint Joliet Terminal Railroad LLC AMT†	4.125%	#(b)	12/1/2043	BBB+	12,500,000	12,401,320
Illinois Finance Authority-Centerpoint Joliet Terminal Railroad LLC AMT†	4.125%	#(b)	12/1/2050	BBB+	22,575,000	22,396,784
Illinois Finance Authority-Centerpoint Joliet Terminal Railroad LLC AMT†	4.80%	#(b)	12/1/2043	BBB+	25,500,000	26,193,297
Illinois State Toll Highway Authority	5.00%		1/1/2038	AA-	10,105,000	10,108,274
Kansas City Industrial Development Authority MO AMT	5.00%		3/1/2036	A	5,000,000	5,169,424
Kenton County Airport Board AMT	5.00%		1/1/2035	A1	3,500,000	3,855,192
Kenton County Airport Board AMT	5.00%		1/1/2036	A1	6,625,000	7,228,618
Kenton County Airport Board AMT	5.25%		1/1/2039	A1	1,795,000	1,957,123
Kenton County Airport Board AMT	5.25%		1/1/2041	A1	2,725,000	2,906,595
Kenton County Airport Board AMT	5.25%		1/1/2043	A1	4,355,000	4,579,093
Maryland Economic Development Corp.-City of Baltimore Port Covington Development District Tax Allocation	4.00%		9/1/2040	NR	5,000,000	4,602,947
Metropolitan Nashville Airport Authority TN AMT	5.25%		7/1/2034	A1	1,250,000	1,388,107
Metropolitan Nashville Airport Authority TN AMT	5.25%		7/1/2035	A1	2,595,000	2,859,432
Metropolitan Nashville Airport Authority TN AMT	5.50%		7/1/2036	A1	1,000,000	1,108,230
Metropolitan Nashville Airport Authority TN AMT	5.50%		7/1/2037	A1	1,250,000	1,374,888
Metropolitan Nashville Airport Authority TN AMT	5.50%		7/1/2038	A1	1,500,000	1,637,031
Metropolitan Transportation Authority NY	5.00%		11/15/2035	A	5,000,000	5,014,318
Metropolitan Transportation Authority NY	5.00%		11/15/2035	A	4,130,000	4,141,827
Metropolitan Transportation Authority NY	5.25%		11/15/2030	A	6,540,000	6,560,700

54	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Transportation (continued)
Metropolitan Washington Airports Authority Aviation Revenue DC AMT	5.00%	10/1/2036	AA-	$2,175,000	$2,341,406
Metropolitan Washington Airports Authority Aviation Revenue DC AMT	5.00%	10/1/2037	AA-	2,335,000	2,494,032
Metropolitan Washington Airports Authority Aviation Revenue DC AMT	5.00%	10/1/2038	AA-	1,860,000	1,970,392
Metropolitan Washington Airports Authority Aviation Revenue DC AMT	5.00%	10/1/2040	AA-	1,675,000	1,765,400
Metropolitan Washington Airports Authority Aviation Revenue DC AMT	5.25%	10/1/2039	AA-	4,305,000	4,607,783
New Jersey Economic Development Authority-DRP Urban Renewal 4 LLC AMT†	6.375%	1/1/2035	NR	4,250,000	4,394,925
New Jersey Economic Development Authority-NYNJ Link Borrower LLC AMT	5.125%	1/1/2034	A-	5,010,000	5,018,323
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2034	A1	10,000,000	11,143,635
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2034	A1	2,500,000	2,804,967
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2035	A1	2,250,000	2,500,166
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2037	A1	4,250,000	4,631,695
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2037	A1	4,000,000	4,402,264
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2038	A1	1,000,000	1,081,232
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2039	A1	3,000,000	3,237,088
New Jersey Transportation Trust Fund Authority-State of New Jersey	5.00%	6/15/2040	A1	6,000,000	6,492,148
New Jersey Transportation Trust Fund Authority-State of New Jersey	5.00%	6/15/2041	A1	5,000,000	5,365,003
New Jersey Transportation Trust Fund Authority-State of New Jersey	5.00%	6/15/2042	A1	5,500,000	5,850,991
New Jersey Transportation Trust Fund Authority-State of New Jersey	5.25%	6/15/2041	A1	3,500,000	3,827,509
New Orleans Aviation Board LA	5.00%	1/1/2041	A2	1,000,000	1,057,256
New Orleans Aviation Board LA	5.00%	1/1/2042	A2	3,775,000	3,965,292
New Orleans Aviation Board LA	5.00%	1/1/2043	A2	4,170,000	4,360,194
New York Transportation Development Corp.-Delta Air Lines Inc AMT	5.625%	4/1/2040	Baa2	29,000,000	30,317,371

See Notes to Financial Statements.	55

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
Transportation (continued)
New York Transportation Development Corp.-Delta Air Lines Inc AMT	6.00%	4/1/2035	Baa2		$30,000,000	$32,994,219
New York Transportation Development Corp.-Empire State Thruway Partners LLC AMT	4.00%	10/31/2034	BBB-	(d)	750,000	749,138
New York Transportation Development Corp.-Empire State Thruway Partners LLC AMT	4.00%	10/31/2041	BBB-	(d)	3,000,000	2,735,722
New York Transportation Development Corp.-JFK International Air Terminal LLC	5.00%	12/1/2034	Baa1		2,000,000	2,159,556
New York Transportation Development Corp.-JFK NTO LLC (AG) AMT	5.25%	6/30/2039	AA		1,400,000	1,495,485
New York Transportation Development Corp.-JFK NTO LLC (AG) AMT	6.00%	6/30/2043	AA		3,135,000	3,477,549
New York Transportation Development Corp.-JFK NTO LLC AMT	5.25%	6/30/2038	Baa3		1,000,000	1,065,756
New York Transportation Development Corp.-JFK NTO LLC AMT	5.25%	6/30/2040	Baa3		1,500,000	1,568,924
New York Transportation Development Corp.-JFK NTO LLC AMT	5.25%	6/30/2041	Baa3		1,620,000	1,680,196
New York Transportation Development Corp.-JFK NTO LLC AMT	5.25%	6/30/2043	Baa3		8,000,000	8,185,571
New York Transportation Development Corp.-JFK NTO LLC AMT	5.25%	6/30/2044	Baa3		11,000,000	11,202,771
New York Transportation Development Corp.-JFK NTO LLC AMT	5.50%	6/30/2038	Baa3		1,000,000	1,060,769
New York Transportation Development Corp.-JFK NTO LLC AMT	6.00%	6/30/2042	Baa3		2,295,000	2,514,061
New York Transportation Development Corp.-JFK NTO LLC AMT	6.00%	6/30/2044	Baa3		2,625,000	2,843,871
New York Transportation Development Corp.-JFK NTO LLC AMT	6.00%	6/30/2054	Baa3		17,000,000	17,723,943
New York Transportation Development Corp.-Laguardia Gateway Partner AMT	4.00%	7/1/2032	Baa2		3,000,000	3,000,180
New York Transportation Development Corp.-Laguardia Gateway Partner AMT	4.00%	7/1/2033	Baa2		6,480,000	6,479,885
Niagara Frontier Transportation Authority NY AMT	5.00%	4/1/2027	A3		3,185,000	3,189,415
Niagara Frontier Transportation Authority NY AMT	5.00%	4/1/2030	A3		365,000	383,581
Norman Y Mineta San Jose International Airport SJC CA AMT	5.00%	3/1/2035	A		1,500,000	1,524,928

56	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Transportation (continued)
North Carolina Turnpike Authority	5.00%		1/1/2032	BBB	$1,000,000	$1,023,915
Pennsylvania Economic Development Financing Authority-Commonwealth of Pennsylvania Department of Transportation AMT	5.25%		6/30/2036	Baa2	8,550,000	9,186,098
Pennsylvania Turnpike Commission	5.00%		12/1/2041	A+	5,700,000	6,135,152
Pennsylvania Turnpike Commission	5.00%	#(b)	12/1/2045	AA-	6,500,000	7,336,564
Pennsylvania Turnpike Commission Registration Fee Revenue	3.74% (MUNIPSA * 1 + .85%	)#	7/15/2041	AA-	25,000,000	24,967,605
Port Authority of New York & New Jersey AMT	5.00%		1/15/2036	AA-	2,000,000	2,165,658
Port Authority of New York & New Jersey AMT	5.00%		7/15/2036	AA-	4,000,000	4,332,192
Port Authority of New York & New Jersey AMT	5.00%		1/15/2037	AA-	2,000,000	2,147,668
Port Authority of New York & New Jersey AMT	5.00%		12/1/2037	AA-	2,250,000	2,414,592
Port Authority of New York & New Jersey AMT	5.00%		1/15/2039	AA-	1,500,000	1,587,177
Port Authority of New York & New Jersey AMT	5.00%		7/15/2039	AA-	5,250,000	5,557,557
Port of Portland Airport Revenue-Port of Portland OR Airport Revenue OR AMT	5.25%		7/1/2041	AA-	10,000,000	10,684,768
Port of Portland Airport Revenue-Port of Portland OR Airport Revenue OR AMT	5.25%		7/1/2042	AA-	12,500,000	13,256,662
Port of Portland Airport Revenue OR AMT	5.00%		7/1/2037	AA-	4,000,000	4,306,450
Port of Portland Airport Revenue OR AMT	5.25%		7/1/2039	AA-	3,500,000	3,782,038
Port of Seattle WA AMT	5.25%		7/1/2040	AA-	5,675,000	6,189,450
Port of Seattle WA AMT	5.25%		7/1/2041	AA-	4,500,000	4,860,220
San Diego County Regional Airport Authority CA AMT	5.00%		7/1/2034	Aa3	2,500,000	2,811,853
San Diego County Regional Airport Authority CA AMT	5.00%		7/1/2035	Aa3	2,200,000	2,474,624
San Diego County Regional Airport Authority CA AMT	5.00%		7/1/2036	Aa3	3,000,000	3,338,987
San Diego County Regional Airport Authority CA AMT	5.25%		7/1/2037	Aa3	3,000,000	3,378,449

See Notes to Financial Statements.	57

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Transportation (continued)
San Diego County Regional Airport Authority CA AMT	5.25%		7/1/2038	Aa3	$2,865,000	$3,202,129
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.50%		5/1/2037	A1	10,000,000	11,156,328
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.50%		5/1/2038	A1	14,815,000	16,387,501
Texas Private Activity Bond Surface Transportation Corp.-NTE Mobility Partners Segments 3 LLC AMT	5.375%		6/30/2038	Baa1	2,500,000	2,638,569
Texas Private Activity Bond Surface Transportation Corp.-NTE Mobility Partners Segments 3 LLC AMT	5.50%		6/30/2040	Baa1	2,000,000	2,099,242
Tulsa Municipal Airport Trust Trustees-American Airlines Inc OK AMT	6.25%		12/1/2035	B+	6,815,000	7,800,444
Virginia Small Business Financing Authority-95 Express Lanes LLC AMT	5.00%		1/1/2034	BBB	5,100,000	5,445,083
Virginia Small Business Financing Authority-95 Express Lanes LLC AMT	5.00%		7/1/2036	BBB	11,165,000	11,710,936
Virginia Small Business Financing Authority-95 Express Lanes LLC AMT	5.00%		1/1/2036	BBB	2,500,000	2,631,638
Wayne County Airport Authority-Detroit Metropolitan Wayne County Airport MI	5.00%		12/1/2035	A+	3,565,000	3,569,451
Wayne County Airport Authority-Detroit Metropolitan Wayne County Airport MI AMT	5.00%		12/1/2033	A+	4,495,000	4,503,966
Total						881,513,582

Utilities 16.89%
American Municipal Power, Inc.-Prairie
St Energy Campus OH	5.00%		2/15/2037	A1	10,750,000	11,967,908
Black Belt Energy Gas District AL	4.00%	#(b)	10/1/2052	A2	13,270,000	13,430,943
Black Belt Energy Gas District AL	4.00%	#(b)	12/1/2052	Baa1	5,000,000	5,113,085
Black Belt Energy Gas District AL	5.00%		10/1/2035	A2	45,500,000	47,555,349
Black Belt Energy Gas District AL	5.00%	#(b)	3/1/2055	A1	25,000,000	27,280,150
Black Belt Energy Gas District AL	5.00%	#(b)	12/1/2055	A1	14,500,000	15,639,620
Black Belt Energy Gas District AL	5.25%	#(b)	5/1/2055	A1	8,125,000	8,864,616
California Community Choice Financing Authority	5.00%	#(b)	1/1/2055	A1	28,250,000	29,932,646

58	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Utilities (continued)
California Community Choice Financing Authority	5.00%	#(b)	2/1/2055	A1	$6,475,000	$7,072,240
California Community Choice Financing Authority	5.00%	#(b)	10/1/2055	NR	25,000,000	26,905,945
California Community Choice Financing Authority	5.00%	#(b)	11/1/2055	A1	17,000,000	18,008,630
California Community Choice Financing Authority	5.00%	#(b)	1/1/2056	A1	5,400,000	5,787,770
California Pollution Control Financing Authority-Poseidon Resources Channelside LP†	5.00%		7/1/2039	Baa3	5,000,000	5,111,525
California Pollution Control Financing Authority-Poseidon Resources Channelside LP AMT†	5.00%		7/1/2037	Baa3	5,570,000	5,575,496
Central Plains Energy Project NE	5.00%	#(b)	5/1/2054	Aa2	7,500,000	8,038,256
Central Valley Energy Authority CA	5.00%	#(b)	12/1/2055	Aa3	18,505,000	20,277,315
Chautauqua County Capital Resource Corp.-NRG Energy Inc NY	4.25%	#(b)	4/1/2042	BBB-	7,250,000	7,346,094
City of Fort Lauderdale Water & Sewer Revenue FL	5.00%		9/1/2039	AA+	1,250,000	1,372,673
City of Fort Lauderdale Water & Sewer Revenue FL	5.00%		9/1/2040	AA+	875,000	956,846
City of Fort Lauderdale Water & Sewer Revenue FL	5.00%		9/1/2041	AA+	1,500,000	1,622,988
City of Osceola-Plum Point Energy Associates LLC AR AMT	5.50%	#(b)	4/1/2036	NR	16,450,000	16,457,605
City of San Antonio Electric & Gas Systems Revenue TX	5.00%		2/1/2040	Aa2	4,560,000	4,896,721
City of San Antonio Electric & Gas Systems Revenue TX	5.00%		2/1/2041	Aa2	2,000,000	2,131,904
City of San Antonio Electric & Gas Systems Revenue TX	5.00%		2/1/2042	Aa2	8,250,000	8,733,839
City of San Antonio Electric & Gas Systems Revenue TX	5.00%		2/1/2042	Aa2	3,980,000	4,213,415
City of San Antonio Electric & Gas Systems Revenue TX	5.25%		2/1/2040	Aa2	8,550,000	9,280,885
County of Hillsborough Utility Revenue FL	3.00%		8/1/2038	Aaa	3,110,000	2,788,480
County of Hillsborough Utility Revenue FL	3.00%		8/1/2039	Aaa	3,025,000	2,662,502
County of Trimble-Louisville Gas and Electric Co KY AMT	4.70%	#(b)	6/1/2054	A1	6,750,000	6,823,359

See Notes to Financial Statements.	59

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Utilities (continued)
County of Washoe-Sierra Pacific Power Co NV	4.125%	#(b)	3/1/2036	A	$5,500,000	$5,569,947
Development Authority of Burke County-Georgia Power Co	2.20%		10/1/2032	A	1,000,000	873,392
Development Authority of Burke County-Oglethorpe Power Corp GA	3.60%	#(b)	11/1/2045	A3	5,000,000	5,106,625
Development Authority of Monroe County-Georgia Power Co	3.875%	#(b)	10/1/2048	A	8,750,000	8,784,247
Energy Southeast A Cooperative District AL	5.001% (SOFR * .67 + 2.20%	)#	4/1/2054	A1	5,000,000	5,112,020
Energy Southeast A Cooperative District AL	5.25%	#(b)	7/1/2054	A1	14,000,000	15,347,878
Energy Southeast A Cooperative District AL	5.75%	#(b)	4/1/2054	A1	3,400,000	3,811,390
Grand River Dam Authority OK	5.00%		6/1/2039	AA-	3,500,000	3,789,153
Grand River Dam Authority OK	5.00%		6/1/2040	AA-	2,500,000	2,710,268
Grand River Dam Authority OK	5.00%		6/1/2042	AA-	5,925,000	6,342,599
Illinois Finance Authority-Peoples Gas Light & Coke Co/The	3.90%		3/1/2030	Aa3	10,000,000	10,002,125
Kentucky Municipal Power Agency (NATL)	5.00%		9/1/2033	Baa1	11,295,000	11,440,398
Kentucky Municipal Power Agency (NATL)	5.00%		9/1/2034	Baa1	5,000,000	5,061,653
Kentucky Public Energy Authority	4.00%	#(b)	8/1/2052	A1	18,770,000	19,206,690
Kentucky Public Energy Authority	5.00%	#(b)	1/1/2055	A1	16,110,000	17,464,619
Kentucky Public Energy Authority	5.25%	#(b)	4/1/2054	A1	10,000,000	10,963,782
Long Beach Bond Finance Authority CA	4.427% (3 mo. USD Term SOFR * 0.67 + 1.43%	)#	11/15/2026	A1	4,000,000	4,021,417
Los Angeles Department of Water & Power System Revenue CA	5.00%		7/1/2034	Aa2	10,000,000	11,467,983
Los Angeles Department of Water & Power System Revenue CA (BAM)	5.00%		7/1/2035	AA	1,020,000	1,169,586
Los Angeles Department of Water & Power System Revenue CA (BAM)	5.00%		7/1/2036	AA	700,000	792,141
Los Angeles Department of Water & Power System Revenue CA (BAM)	5.00%		7/1/2037	AA	1,125,000	1,258,581
Los Angeles Department of Water & Power System Revenue CA (BAM)	5.00%		7/1/2038	AA	1,500,000	1,663,382
Los Angeles Department of Water & Power System Revenue CA (BAM)	5.00%		7/1/2039	AA	1,250,000	1,374,375
Los Angeles Department of Water & Power System Revenue CA (BAM)	5.00%		7/1/2040	AA	1,500,000	1,639,349

60	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Utilities (continued)
Los Angeles Department of Water & Power System Revenue CA (BAM)	5.00%		7/1/2041	AA	$1,735,000	$1,877,474
Los Angeles Department of Water & Power System Revenue CA (BAM)	5.00%		7/1/2042	AA	1,500,000	1,610,405
Lower Colorado River Authority-LCRA Transmission Services Corp TX	5.00%		5/15/2041	A1	6,810,000	7,245,138
Lower Colorado River Authority-LCRA Transmission Services Corp TX	5.00%		5/15/2042	A1	4,400,000	4,636,676
Lower Colorado River Authority TX	5.00%		5/15/2041	A	10,000,000	10,569,079
Lower Colorado River Authority TX	5.00%		5/15/2042	A	1,750,000	1,834,873
Luzerne County Industrial Development Authority-Pennsylvania-American Water Co AMT	2.45%	#(b)	12/1/2039	Aa3	4,000,000	3,697,380
Main Street Natural Gas, Inc. GA†	4.00%	#(b)	8/1/2052	BBB-	50,655,000	50,973,817
Main Street Natural Gas, Inc. GA	4.00%	#(b)	9/1/2052	A3	30,235,000	31,025,313
Main Street Natural Gas, Inc. GA	5.00%	#(b)	12/1/2053	Aa1	10,000,000	10,780,260
Maricopa County Pollution Control Corp.-El Paso Electric Co AZ	3.60%		2/1/2040	Baa2	5,085,000	4,592,101
Maricopa County Pollution Control Corp.-El Paso Electric Co AZ	3.60%		4/1/2040	Baa2	3,870,000	3,491,663
Montgomery County Industrial Development Authority-Constellation Energy Generation LLC PA	4.10%	#(b)	4/1/2053	BBB+	6,500,000	6,697,111
Municipal Electric Authority of Georgia	5.00%		1/1/2039	A2	1,500,000	1,609,305
Municipal Electric Authority of Georgia	5.00%		1/1/2040	A2	1,500,000	1,588,344
Municipal Electric Authority of Georgia	5.00%		1/1/2042	A2	1,550,000	1,612,815
Municipal Electric Authority of Georgia (BAM)	5.25%		1/1/2041	AA	1,250,000	1,355,904
New York Energy Finance Development Corp.-New York Energy Finance Development Corp	5.00%	#(b)	7/1/2056	NR	17,000,000	18,177,621
North Texas Municipal Water District Water System Revenue	3.00%		9/1/2038	AAA	4,825,000	4,298,944
Patriots Energy Group Financing Agency SC	5.25%	#(b)	2/1/2054	Aa1	10,000,000	10,919,152
Patriots Energy Group Financing Agency SC	5.25%	#(b)	10/1/2054	A1	15,000,000	16,350,093
Pennsylvania Economic Development Financing Authority-Talen Energy Supply LLC	5.25%	#(b)	12/1/2038	B	2,200,000	2,215,213
Pennsylvania Economic Development Financing Authority-Waste Management Inc AMT	1.10%	#(b)	6/1/2031	A-	5,000,000	4,855,450

See Notes to Financial Statements.	61

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
Utilities (continued)
Philadelphia Gas Works Co.-Philadelphia Gas Works Co	5.00%		8/1/2039	A		$2,250,000	$2,458,768
Philadelphia Gas Works Co.-Philadelphia Gas Works Co	5.00%		8/1/2042	A		2,000,000	2,117,643
Philadelphia Gas Works Co. PA (AG)	5.25%		8/1/2041	AA		2,000,000	2,206,581
Puerto Rico Electric Power Authority (AG)	3.571% (3 mo. USD Term SOFR * 0.67 + 0.52%	)#	7/1/2029	AA		4,155,000	3,999,629
Salt Verde Financial Corp. AZ	5.50%		12/1/2029	A3		5,100,000	5,505,118
South Carolina Public Service Authority	5.00%		12/1/2036	A-		2,000,000	2,233,832
South Carolina Public Service Authority	5.00%		12/1/2037	A-		2,250,000	2,487,170
South Carolina Public Service Authority	5.00%		12/1/2040	A-		1,010,000	1,087,847
Southeast Alabama Gas Supply District AL	5.00%	#(b)	8/1/2054	Aa3		10,000,000	10,839,061
Southeast Energy Authority A Cooperative District AL	5.00%		11/1/2035	Baa1		33,000,000	34,810,928
Southeast Energy Authority A Cooperative District AL(f)	5.00%		1/1/2056	A1		21,100,000	22,267,110
Southeast Energy Authority A Cooperative District AL	5.25%	#(b)	3/1/2055	A1		11,350,000	12,140,111
Southeast Energy Authority A Cooperative District AL	5.25%	#(b)	11/1/2055	A1		30,000,000	33,340,059
Southeast Energy Authority A Cooperative District AL	5.50%	#(b)	1/1/2053	A1		5,000,000	5,431,617
Southern California Public Power Authority-City of Anaheim Electric System Revenue	5.00%	#(b)	4/1/2055	A2		10,500,000	11,300,306
Tennergy Corp. TN	5.50%	#(b)	10/1/2053	Baa1		10,000,000	10,796,891
Tennessee Energy Acquisition Corp.	5.625%		9/1/2026	BBB	(d)	5,000,000	5,080,254
Texas Municipal Gas Acquisition & Supply Corp. I	6.25%		12/15/2026	A1		5,325,000	5,437,984
Texas Municipal Gas Acquisition & Supply Corp. IV	5.50%	#(b)	1/1/2054	A1		10,000,000	10,761,051
Texas Municipal Power Agency (AG)	3.00%		9/1/2034	AA		1,470,000	1,420,977
Texas Municipal Power Agency (AG)	3.00%		9/1/2036	AA		5,250,000	4,882,136
Texas Water Development Board-State Water Implementation Revenue Fund for Texas	5.00%		10/15/2036	AAA		2,450,000	2,735,979
Total							876,177,588
Total Municipal Bonds (cost $4,959,711,377)							4,995,076,936

62	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2025

Investments	Interest Rate#	Interest Rate Reset Date(g)	Final Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 2.36%

VARIABLE RATE DEMAND NOTES 2.25%

General Obligation 1.26%
City of New York NY GO	3.700%	10/1/2025	10/1/2046	AA	$545,000	$545,000
City of New York NY GO	3.850%	10/1/2025	10/1/2046	AA	4,000,000	4,000,000
City of New York NY GO	3.850%	10/1/2025	10/1/2046	AA	26,580,000	26,580,000
City of New York NY GO	3.900%	10/1/2025	4/1/2042	AA	18,000,000	18,000,000
City of New York NY GO	3.900%	10/1/2025	4/1/2042	AA	16,305,000	16,305,000
Total						65,430,000

Tax Revenue 0.37%
New York City Transitional Finance Authority Future Tax Secured Revenue NY	3.520%	10/1/2025	2/1/2044	AAA	19,025,000	19,025,000

Utilities 0.62%
Development Authority of Appling County-Georgia Power Co	4.000%	10/1/2025	9/1/2041	A	1,600,000	1,600,000
New York City Municipal Water Finance Authority-New York City Water & Sewer System NY	3.590%	10/15/2025	6/15/2055	AA+	5,500,000	5,500,000
New York City Municipal Water Finance Authority-New York City Water & Sewer System NY	3.700%	10/15/2025	6/15/2050	AA+	25,055,000	25,055,000
Total						32,155,000
Total Variable Rate Demand Notes (cost $116,610,000)						116,610,000

REPURCHASE AGREEMENTS 0.11%
Repurchase Agreement dated 9/30/2025, 3.750% due 10/1/2025 with Fixed Income Clearing Corp. collateralized by $6,100,800 of U.S. Treasury Note at 3.750% due 4/30/2027; value: $6,202,846; proceeds: $6,081,821 (cost $6,081,188)					6,081,188	6,081,188
Total Short–Term Investments (cost $122,691,188)						122,691,188
Total Investments in Securities 98.66% (cost $5,082,402,565)						5,117,768,124
Other Assets and Liabilities – Net 1.34%						69,381,249
Net Assets 100.00%						$5,187,149,373

See Notes to Financial Statements.	63

Schedule of Investments (concluded)

INTERMEDIATE TAX FREE FUND September 30, 2025

AG	Insured by–Assured Guaranty, inc.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by–Build America Mutual.
COPS	Certificates of Participation.
FHLMC	Insured by–Federal Home Loan Mortgage Corporation.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
GTD	Guaranteed.
MUNIPSA	SIFMA Municipal Swap Index Yield.
NATL	Insured by–National Public Finance Guarantee Corporation.
NR	Not Rated.
PSF	Permanent School Fund.
SIFMA	Insured by–Securities Industry and Financial Markets Association.
SOFR	Secured Overnight Financing Rate.
ST INTERCEPT	State Intercept.
TRIPS	Tax Refund Intercept Programs.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At September 30, 2025, the total value of Rule 144A securities was $432,939,237, which represents 8.35% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2025.
(a)	Unaudited.
(b)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(c)	Defaulted (non-income producing security).
(d)	This investment has been rated by Fitch IBCA.
(e)	Securities purchased on a when-issued basis (See Note 2(h)).
(f)	Municipal Bonds Held in Trust-Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 2(e) to Financial Statements for details of Municipal Bonds Held in Trust.
(g)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.

The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds(3)	$–	$4,995,076,936	$–	$4,995,076,936
Short-Term Investments
Variable Rate Demand Notes	–	116,610,000	–	116,610,000
Repurchase Agreements	–	6,081,188	–	6,081,188
Total	$–	$5,117,768,124	$–	$5,117,768,124

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Includes Municipal Bonds held in Trust 2(e).

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.

64	See Notes to Financial Statements.

Schedule of Investments

NATIONAL TAX FREE FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 100.85%

MUNICIPAL BONDS 100.85%

Corporate-Backed 7.66%
Arkansas Development Finance Authority-Big River Steel LLC AMT†	4.50%		9/1/2049	BB+	$10,000,000	$9,593,968
Arkansas Development Finance Authority-United States Steel Corp AMT	5.45%		9/1/2052	BB+	3,500,000	3,499,244
Arkansas Development Finance Authority-US Steel Corp AMT	5.70%		5/1/2053	BB+	4,600,000	4,672,504
Baldwin County Industrial Development Authority-Novelis Corp AL AMT†	5.00%	#(b)	6/1/2055	BB	17,000,000	17,402,375
California Infrastructure & Economic Development Bank-Desertxpress Enterprises LLC AMT†	9.50%	#(b)	1/1/2065	NR	19,500,000	17,860,873
City of Valparaiso-Pratt Paper LLC AMT IN†	4.875%		1/1/2044	NR	1,000,000	994,942
City of Valparaiso-Pratt Paper LLC AMT IN†	5.00%		1/1/2054	NR	5,200,000	5,049,881
City of Whiting-BP Products North America Inc IN AMT	3.00%		11/1/2051	A1	6,195,000	4,434,933
Florida Development Finance Corp.-Waste pro USA Inc AMT†	6.125%	#(b)	7/1/2032	NR	4,500,000	4,545,973
Grapevine Wash Local District-Grapevine Wash Local District Assessment Area No 1 UT†	5.25%		12/1/2044	NR	8,000,000	7,693,834
Hoover Industrial Development Board-United States Steel Corp AL AMT	5.75%		10/1/2049	BB+	4,090,000	4,133,760
Iowa Finance Authority-Howmet Aerospace Inc	4.75%		8/1/2042	BBB+	3,570,000	3,534,920
Iowa Finance Authority-Iowa Fertilizer Co LLC	5.00%	#(b)	12/1/2050	AA+	24,000,000	27,647,863
Iowa Finance Authority-Iowa Fertilizer Co LLC	5.00%		12/1/2050	AA+	25,025,000	28,828,657
Jefferson County Port Authority-JSW Steel USA Ohio Inc OH†	5.00%	#(b)	12/1/2053	Ba1	5,350,000	5,412,792
Lakewood Ranch Stewardship District Series 2025 Assessment Southeast FL	6.00%		5/1/2056	NR	3,565,000	3,639,427
Love Field Airport Modernization Corp.-Southwest Airlines Co TX	5.00%		11/1/2028	BBB	2,340,000	2,341,006
Maricopa County Industrial Development Authority-Commercial Metals Co AZ AMT†	4.00%		10/15/2047	BB+	3,250,000	2,712,156

See Notes to Financial Statements.	65

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Corporate-Backed (continued)
Maryland Economic Development Corp.(c)	5.00%		12/1/2016	NR	$855,000	$572,850
Maryland Economic Development Corp.-Core Natural Resources Inc†	5.00%	#(b)	7/1/2048	NR	5,150,000	5,320,226
Mission Economic Development Corp.-Natgasoline LLC TX AMT†	4.625%		10/1/2031	BB-	4,900,000	4,905,871
Mobile County Industrial Development Authority-AM/NS Calvert LLC AL AMT	5.00%		6/1/2054	BBB	14,750,000	14,205,554
New Hampshire Business Finance Authority-Covanta Holding Corp AMT†	4.875%		11/1/2042	B-	5,000,000	4,621,946
New Hampshire Business Finance Authority-New York State Electric & Gas Corp AMT	4.00%		12/1/2028	A-	5,000,000	5,083,843
New Jersey Economic Development Authority-United Airlines Inc	5.25%		9/15/2029	BB+	4,770,000	4,776,567
New York City Industrial Development Agency-Queens Ballpark Co LLC NY (AG)	3.00%		1/1/2046	AA	17,455,000	13,240,761
New York City Industrial Development Agency-TRIPS Obligated Group NY	5.00%		7/1/2028	BBB+	6,100,000	6,101,924
New York Liberty Development Corp.	3.00%		11/15/2051	A+	17,085,000	12,210,380
New York Liberty Development Corp.-3 World Trade Center LLC†	5.00%		11/15/2044	NR	7,500,000	7,500,027
New York Liberty Development Corp.-7 World Trade Center II LLC	3.00%		9/15/2043	Aaa	27,180,000	21,893,561
New York Liberty Development Corp.-7 World Trade Center II LLC	3.125%		9/15/2050	Aaa	5,000,000	3,728,968
New York State Environmental Facilities Corp.-Casella Waste Systems Inc AMT†	5.125%	#(b)	9/1/2050	B+	1,000,000	1,042,395
New York Transportation Development Corp.-American Airlines Inc AMT	5.00%		8/1/2031	B+	4,250,000	4,250,794
New York Transportation Development Corp.-American Airlines Inc AMT	5.25%		8/1/2031	B+	700,000	726,837
New York Transportation Development Corp.-American Airlines Inc AMT	5.375%		8/1/2036	B+	3,000,000	3,120,620
Niagara Area Development Corp.-Reworld Holding Corp NY AMT†	4.75%		11/1/2042	B-	5,000,000	4,553,621
Ohio Air Quality Development Authority-AMG Vanadium LLC AMT†	5.00%		7/1/2049	B3	13,110,000	12,014,064
Parish of St. James-NuStar Logistics LP LA†	6.10%	#(b)	6/1/2038	BB+	3,050,000	3,299,882
Parish of St. James-NuStar Logistics LP LA†	6.10%	#(b)	12/1/2040	BB+	3,250,000	3,518,350
Parish of St. James-NuStar Logistics LP LA†	6.35%		7/1/2040	BB+	6,650,000	7,223,912
Parish of St. James-NuStar Logistics LP LA†	6.35%		10/1/2040	BB+	2,500,000	2,715,625

66	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Corporate-Backed (continued)
Phenix City Industrial Development Board AL	3.625%		5/15/2030	BBB	$3,160,000	$3,145,738
Port of Beaumont Navigation District-Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group TX AMT†	5.25%		1/1/2054	NR	5,400,000	5,143,590
Port of Seattle Industrial Development Corp.-Delta Air Lines Inc WA AMT	5.00%		4/1/2030	BBB-	9,200,000	9,201,524
Public Finance Authority-Sky Harbour Capital LLC Obligated Group WI AMT	4.00%		7/1/2041	NR	5,095,000	4,548,103
Public Finance Authority-Sky Harbour Capital LLC Obligated Group WI AMT	4.25%		7/1/2054	NR	1,000,000	832,606
Public Finance Authority-TRIPS Obligated Group WI AMT	5.00%		7/1/2042	BBB+	15,055,000	15,055,364
Savannah Georgia Convention Center Authority (AG)	5.00%		6/1/2058	AA	2,000,000	2,017,685
Savannah Georgia Convention Center Authority (AG)	5.50%		6/1/2050	AA	1,000,000	1,059,978
State of Nevada Department of Business & Industry-Desertxpress Enterprises LLC AMT†	9.50%	#(b)	1/1/2065	NR	7,000,000	6,400,239
Tulsa Airports Improvement Trust-American Airlines Inc OK AMT	5.50%		6/1/2035	NR	5,000,000	5,001,256
Tulsa Municipal Airport Trust Trustees-American Airlines Inc OK AMT	6.25%		12/1/2040	B+	1,950,000	2,170,232
Tuscaloosa County Industrial Development Authority-Hunt Refining Co AL†	5.25%		5/1/2044	NR	7,000,000	6,983,206
Virginia Small Business Financing Authority-Covanta Holding Corp AMT†	5.00%	#(b)	1/1/2048	B-	910,000	855,517
West Pace Cooperative District AL(c)	9.125%		5/1/2039	NR	4,900,000	2,450,000
Williamsburg Economic Development Authority VA-Provident Group-Williamsburg Properties LLC (AG)	5.25%		7/1/2053	AA	2,500,000	2,632,573
Total						368,125,297

Education 11.84%
Brunswick City School District OH(d)	5.50%		12/1/2060	A1	11,000,000	11,564,713
Build NYC Resource Corp.-Kipp NYC Public Charter Schools NY	5.25%		7/1/2052	BBB-	4,000,000	4,010,451
California Educational Facilities Authority-Loma Linda University	5.00%		4/1/2042	A	5,745,000	5,766,571
California Infrastructure & Economic Development Bank(d)	5.25%		5/15/2059	AA	14,900,000	15,943,639

See Notes to Financial Statements.	67

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
Education (continued)
California School Finance Authority-Green Dot Public Schools Obligated Group†	5.00%	8/1/2045	BBB-		$1,500,000	$1,489,784
California School Finance Authority-Kipp SoCal Public Schools Obligated†	5.00%	7/1/2047	BBB		2,050,000	2,028,887
Camden County Improvement Authority-KIPP Cooper Norcross Obligated Group NJ	6.00%	6/15/2062	BBB		2,540,000	2,627,509
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.75%	4/1/2048	A	(e)	7,250,000	7,544,653
Chicago Board of Education Dedicated Capital Improvement Tax IL	6.10%	4/1/2036	A	(e)	4,235,000	4,360,710
Chicago Board of Education Dedicated Capital Improvement Tax IL TCRS (BAM)	5.00%	4/1/2045	AA		2,500,000	2,524,617
Chicago Board of Education IL GO	4.00%	12/1/2047	BB+		15,510,000	11,857,975
City of Waltham MA GO	2.00%	10/15/2035	AA+		4,920,000	4,189,913
City of Waltham MA GO	2.00%	10/15/2036	AA+		5,015,000	4,212,584
Clifton Higher Education Finance Corp.-International Leadership of Texas Inc (PSF-GTD)	3.00%	8/15/2051	Aaa		5,750,000	4,162,913
Clifton Higher Education Finance Corp.-International Leadership of Texas Inc (PSF-GTD)	5.25%	2/15/2049	Aaa		8,015,000	8,382,506
Connecticut State Health & Educational Facilities Authority-Quinnipiac University	5.25%	7/1/2053	A-		15,000,000	15,431,176
District of Columbia-Catholic University of America/The	5.75%	10/1/2055	A-		5,000,000	5,295,013
Florida Development Finance Corp.-Mater Academy Inc	5.00%	6/15/2047	BBB		6,600,000	6,363,923
Florida Higher Educational Facilities Financing Authority-Keiser University Obligated Group†	6.00%	7/1/2045	BB+		15,000,000	14,907,252
Florida Higher Educational Facilities Financing Authority-Keiser University Obligated Group†	6.25%	7/1/2055	BB+		20,000,000	19,888,568
Great Oaks Career Campuses Board of Education OH	3.00%	12/1/2050	Aa1		15,460,000	11,766,465
Homewood Educational Building Authority-Samford University AL	5.00%	12/1/2047	Baa2		13,425,000	13,007,652
Illinois Finance Authority-Illinois Institute of Technology	4.00%	9/1/2037	Ba2		3,135,000	2,815,248
Illinois Finance Authority-Illinois Institute of Technology	4.00%	9/1/2039	Ba2		4,295,000	3,734,868

68	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Education (continued)
Illinois Finance Authority-Illinois Institute of Technology	5.00%	9/1/2040	Ba2	$2,045,000	$1,967,811
Illinois Finance Authority-Illinois Institute of Technology†	5.875%	9/1/2046	BB+	3,000,000	2,979,673
Illinois Finance Authority-University of Chicago	5.25%	5/15/2048	Aa2	7,500,000	7,837,252
Illinois Finance Authority-University of Chicago	5.25%	5/15/2054	Aa2	18,850,000	19,576,456
Iowa Higher Education Loan Authority-Des Moines University Osteopathic Medical Center	5.00%	10/1/2038	BBB+	2,730,000	2,825,232
Iowa Higher Education Loan Authority-Des Moines University Osteopathic Medical Center	5.00%	10/1/2039	BBB+	2,870,000	2,955,023
Iowa Higher Education Loan Authority-Des Moines University Osteopathic Medical Center	5.00%	10/1/2040	BBB+	3,535,000	3,613,554
Iowa Higher Education Loan Authority-Des Moines University Osteopathic Medical Center	5.00%	10/1/2047	BBB+	1,800,000	1,807,251
Iowa Higher Education Loan Authority-University of Dubuque	5.00%	10/1/2045	BBB-	1,725,000	1,666,976
Iowa Higher Education Loan Authority-University of Dubuque	5.25%	10/1/2040	BBB-	2,000,000	2,069,413
Iowa Higher Education Loan Authority-University of Dubuque	6.00%	10/1/2055	BBB-	10,275,000	10,743,938
Louisiana Public Facilities Authority-Loyola University New Orleans	5.25%	10/1/2053	Baa1	20,000,000	19,731,674
Louisiana Public Facilities Authority-South Quad L3C (AG)	5.25%	7/1/2055	A1	2,750,000	2,847,254
Louisiana Public Facilities Authority-South Quad L3C (AG)	5.25%	7/1/2065	A1	7,750,000	8,034,761
Louisiana Public Facilities Authority-Tulane University	4.00%	4/1/2050	A+	9,040,000	7,977,316
Massachusetts Development Finance Agency-Emerson College	5.00%	10/1/2043	Baa3	6,000,000	5,617,302
Massachusetts Development Finance Agency-Emerson College	5.25%	1/1/2042	BBB+	17,000,000	17,039,761
Massachusetts Development Finance Agency-Franklin W Olin College of Engineering Inc	5.25%	11/1/2051	A	8,500,000	8,896,658

See Notes to Financial Statements.	69

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Education (continued)
Massachusetts Development Finance Agency-Suffolk University	5.00%	7/1/2032	Baa3	$3,750,000	$3,797,726
Massachusetts Development Finance Agency-Suffolk University	5.00%	7/1/2033	Baa3	1,250,000	1,263,015
Massachusetts Development Finance Agency-Suffolk University	5.00%	7/1/2034	Baa3	1,600,000	1,613,390
Massachusetts Development Finance Agency-Suffolk University	5.25%	7/1/2055	Baa3	11,850,000	11,737,520
Massachusetts Development Finance Agency-Suffolk University	5.50%	7/1/2045	Baa3	2,900,000	2,993,800
Massachusetts Development Finance Agency-Suffolk University	6.00%	7/1/2050	Baa3	5,250,000	5,609,237
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board-Lipscomb University Obligated Group TN	5.25%	10/1/2058	BBB-	5,165,000	4,869,775
Michigan State University	5.25%	2/15/2050	AA	8,000,000	8,526,574
Middlesex County Improvement Authority-Rutgers The State University of New Jersey(d)	5.00%	8/15/2053	Aa3	15,000,000	15,570,781
Montebello Unified School District CA GO (AG)	5.50%	8/1/2047	AA	6,500,000	6,874,093
New Jersey Educational Facilities Authority	5.25%	9/1/2053	A1	2,100,000	2,183,261
New York St Dorm Auth Revenues Nyshgr(d)	5.25%	7/1/2055	AA-	14,750,000	15,531,699
New York State Dormitory Authority-Cornell University	5.50%	7/1/2054	Aa1	22,500,000	24,462,013
New York State Dormitory Authority-Icahn School of Medicine Mount Sinai	5.00%	7/1/2040	BBB	5,000,000	4,999,626
New York State Dormitory Authority-New School	4.00%	7/1/2052	A3	4,870,000	4,108,300
New York State Dormitory Authority-New York Institute of Technology NY	5.25%	7/1/2049	BBB	1,300,000	1,334,883
New York State Dormitory Authority-New York Institute of Technology NY	5.25%	7/1/2054	BBB	1,900,000	1,942,227
New York State Dormitory Authority-Pace University	5.50%	5/1/2056	BBB-	13,175,000	13,414,852
New York State Dormitory Authority-Yeshiva University	5.00%	7/15/2042	BBB-	3,720,000	3,722,321
Ohio Higher Educational Facility Commission(d)	5.25%	10/1/2053	AA-	11,500,000	11,977,716

70	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Education (continued)
Ohio Higher Educational Facility Commission-Oberlin College	5.25%	10/1/2053	AA-	$2,680,000	$2,791,329
Ohio Higher Educational Facility Commission-Xavier University	5.25%	5/1/2049	Baa1	2,805,000	2,851,658
Ohio Higher Educational Facility Commission-Xavier University	5.25%	5/1/2054	Baa1	4,690,000	4,741,820
Onondaga Civic Development Corp.(d)	5.50%	12/1/2056	AA-	12,745,000	13,886,531
Pennsylvania State University(d)	5.50%	9/1/2055	AA	22,000,000	23,979,550
Private Colleges & Universities Authority-Emory University GA	5.25%	9/1/2045	AA	13,280,000	14,396,261
Public Finance Authority-Triad Math & Science Academy Co WI	5.25%	6/15/2065	BBB-	2,000,000	1,899,951
Public Finance Authority-Triad Math & Science Academy Co WI	5.50%	6/15/2055	BBB-	1,050,000	1,052,549
Public Finance Authority-Wingate University WI	5.25%	10/1/2038	BBB-	2,220,000	2,226,169
Public Finance Authority-Wingate University WI	5.25%	10/1/2043	BBB-	1,000,000	969,939
Sierra Vista Industrial Development Authority-American Leadership Academy Inc AZ†	5.00%	6/15/2054	NR	700,000	626,563
Sierra Vista Industrial Development Authority-American Leadership Academy Inc AZ†	5.00%	6/15/2059	NR	700,000	617,137
Town of Davie-Nova Southeastern University Inc FL	5.00%	4/1/2048	A-	3,000,000	3,037,126
University of Connecticut	5.25%	11/15/2047	Aa3	8,080,000	8,306,029
University of Illinois (AG)	4.00%	4/1/2038	AA	4,965,000	4,981,501
University of North Carolina at Wilmington	5.00%	6/1/2037	A1	7,055,000	7,068,154
University of Oregon TCRS (BAM)	3.50%	4/1/2052	AA	5,000,000	4,125,580
Waco Educational Finance Corp.-Baylor University TX	5.25%	3/1/2052	A+	3,775,000	3,960,312
Waco Educational Finance Corp.-Baylor University TX	5.25%	3/1/2053	A+	3,975,000	4,162,258
Washington State Housing Finance Commission-Seattle Academy of Arts & Sciences†	6.125%	7/1/2053	BBB	2,500,000	2,678,584
Washington State Housing Finance Commission-Seattle Academy of Arts & Sciences†	6.375%	7/1/2063	BBB	1,525,000	1,645,125
Total					568,601,830

See Notes to Financial Statements.	71

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Electric Revenue Bonds 0.32%
City of San Antonio TX Electric & Gas Systems Revenue(d)	5.00%		2/1/2054	Aa2	$15,000,000	$15,515,319

Energy 0.37%
Main Street Natural Gas, Inc. GA	5.00%		5/15/2038	A1	3,745,000	3,976,909
PEFA, Inc. IA	5.00%	#(b)	9/1/2049	A3	13,635,000	13,875,858
Total						17,852,767

Financial Services 0.10%
Massachusetts Educational Financing Authority AMT	4.125%		7/1/2046	BBB	5,755,000	4,920,319

General Obligation 11.43%
California Community Choice Financing Authority	5.25%	#(b)	1/1/2054	Baa1	41,700,000	44,509,813
Chicago Board of Education IL GO	4.00%		12/1/2040	BB+	2,600,000	2,229,012
Chicago Board of Education IL GO	4.00%		12/1/2041	BB+	5,000,000	4,184,403
Chicago Board of Education IL GO	5.00%		12/1/2029	BB+	2,000,000	2,063,455
Chicago Board of Education IL GO	5.00%		12/1/2030	BB+	2,070,000	2,130,914
Chicago Board of Education IL GO	5.00%		12/1/2031	BB+	1,000,000	1,024,823
Chicago Board of Education IL GO	5.75%		12/1/2050	BB+	3,500,000	3,443,474
Chicago Board of Education IL GO	5.875%		12/1/2047	BB+	3,750,000	3,774,381
Chicago Board of Education IL GO	6.00%		12/1/2049	BB+	4,875,000	4,970,952
Chicago Board of Education IL GO	6.25%		12/1/2050	BB+	3,250,000	3,387,975
Chicago Board of Education IL GO	6.50%		12/1/2046	BB+	4,100,000	4,137,845
Chicago Board of Education IL GO†	7.00%		12/1/2046	BB+	1,200,000	1,222,392
City of Chicago IL GO	5.50%		1/1/2039	BBB	2,125,000	2,176,922
City of Chicago IL GO	5.50%		1/1/2049	BBB	7,375,000	7,297,570
City of Chicago IL GO	6.00%		1/1/2050	BBB	8,500,000	8,854,390
City of Horace ND GO	4.50%		5/1/2039	Baa3	1,250,000	1,254,231
City of Horace ND GO	4.75%		5/1/2044	Baa3	1,100,000	1,070,219
City of New York NY GO	5.25%		9/1/2043	AA	6,500,000	6,931,677
City of New York NY GO	5.25%		2/1/2053	AA	4,350,000	4,612,736
City of New York NY GO	5.50%		5/1/2046	AA	2,675,000	2,856,159
City of New York NY GO TCRS (BAM)	3.00%		3/1/2051	AA	5,000,000	3,680,055
Commonwealth of Massachusetts GO	5.00%		4/1/2042	AA+	1,740,000	1,886,748
Commonwealth of Massachusetts GO	5.00%		4/1/2043	AA+	2,000,000	2,150,969
Commonwealth of Puerto Rico GO	4.00%		7/1/2037	NR	8,782,789	8,343,317
Commonwealth of Puerto Rico GO	4.00%		7/1/2046	NR	15,000,000	12,964,165
County of Anne Arundel MD GO	3.00%		10/1/2044	AAA	7,415,000	5,972,079

72	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
General Obligation (continued)
County of Harris TX GO	4.00%	9/15/2049	Aaa	$8,000,000	$7,509,030
County of Luzerne PA GO (AG)	5.00%	11/15/2029	AA	4,215,000	4,225,516
County of Pasco-State of Florida Cigarette Tax Revenue (AG)	5.75%	9/1/2054	AA	4,770,000	5,091,744
El Paso County Hospital District TX GO (AG)	5.50%	2/15/2055	AA	12,000,000	12,713,803
Forney Independent School District TX GO (PSF-GTD)	3.00%	2/15/2045	AAA	6,050,000	4,808,071
Grant County Public Hospital District No. 1 WA GO	5.125%	12/1/2048	Baa2	5,000,000	5,016,427
King County Public Hospital District No. 4 WA GO	5.00%	12/1/2038	NR	5,000,000	4,999,326
Louisiana Stadium & Exposition District	5.25%	7/1/2053	A2	15,715,000	16,331,653
Main Street Natural Gas, Inc. GA	5.00%	5/15/2027	A1	4,500,000	4,625,076
Main Street Natural Gas, Inc. GA	5.00%	5/15/2029	A1	2,940,000	3,106,215
Metropolitan Government Nashville & Davidson County Sports Authority TN (AG)	5.25%	7/1/2048	AA	2,000,000	2,098,868
Metropolitan Government Nashville & Davidson County Sports Authority TN (AG)	5.25%	7/1/2048	AA	3,980,000	4,176,748
Metropolitan Government Nashville & Davidson County Sports Authority TN (AG)	5.25%	7/1/2053	AA	5,000,000	5,198,760
Metropolitan Pier & Exposition Authority IL	4.00%	6/15/2050	A	25,900,000	22,053,505
Metropolitan Pier & Exposition Authority IL (AG)	4.00%	6/15/2050	AA	6,000,000	5,208,105
New Jersey Economic Development Authority-New Jersey Transit Corp	5.25%	11/1/2047	A1	11,050,000	11,570,920
New Jersey Transportation Trust Fund Authority	Zero Coupon	12/15/2029	A1	10,365,000	9,195,500
New Jersey Transportation Trust Fund Authority-State of New Jersey	5.25%	6/15/2041	A1	6,250,000	6,753,487
New Jersey Transportation Trust Fund Authority-State of New Jersey	5.25%	6/15/2042	A1	2,000,000	2,143,095
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.50%	11/1/2045	AAA	7,500,000	8,068,558
New York State Thruway Authority-State of New York Personal Income Tax Revenue	3.00%	3/15/2048	AA+	19,635,000	14,873,226
New York State Thruway Authority-State of New York Personal Income Tax Revenue	3.00%	3/15/2049	AA+	7,085,000	5,310,925
New York State Thruway Authority-State of New York Personal Income Tax Revenue	3.00%	3/15/2051	AA+	4,110,000	3,019,748
New York State Urban Development Corp.-State of New York Sales Tax Revenue	3.00%	3/15/2049	Aa1	4,970,000	3,680,307

See Notes to Financial Statements.	73

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
General Obligation (continued)
Pennsylvania Economic Development Financing Authority-Commonwealth of Pennsylvania Department of Transportation AMT	6.00%	6/30/2061	Baa2	$33,325,000	$34,989,920
San Francisco Bay Area Rapid Transit District Sales Tax Revenue CA	3.00%	7/1/2044	AA+	6,505,000	5,230,449
Santa Barbara Community College District CA GO	6.00%	8/1/2055	AA+	6,810,000	7,887,926
School District of Philadelphia PA GO (ST AID WITHHLDG)	5.00%	9/1/2037	Aa3	1,200,000	1,208,214
Southwest Local School District/Hamilton County OH GO (SD CRED PROG)	4.00%	1/15/2055	Aa1	7,000,000	6,401,457
St. Louis County Reorganized School District No. R-6 MO GO	3.35%	2/1/2037	AAA	6,350,000	6,107,716
St. Louis County Reorganized School District No. R-6 MO GO	3.40%	2/1/2038	AAA	6,150,000	5,849,355
State of California GO	5.00%	3/1/2044	Aa2	3,000,000	3,238,439
State of California GO	5.25%	8/1/2032	Aa2	7,500,000	7,513,777
State of California GO	5.25%	10/1/2050	Aa2	7,500,000	8,012,440
State of Connecticut GO	3.00%	11/15/2042	Aa2	4,000,000	3,367,382
State of Connecticut GO	3.00%	11/15/2043	Aa2	2,800,000	2,313,379
State of Illinois GO	4.00%	11/1/2037	A-	6,810,000	6,643,685
State of Illinois GO	5.00%	1/1/2035	A-	6,200,000	6,220,436
State of Illinois GO	5.00%	12/1/2035	A-	2,145,000	2,204,045
State of Illinois GO	5.00%	5/1/2038	A-	4,515,000	4,626,803
State of Illinois GO	5.00%	1/1/2041	A-	3,580,000	3,582,249
State of Illinois GO	5.00%	9/1/2041	A-	10,000,000	10,511,223
State of Illinois GO	5.00%	5/1/2043	A-	3,000,000	3,032,397
State of Illinois GO	5.25%	5/1/2045	A-	2,500,000	2,605,588
State of Illinois GO	5.25%	9/1/2047	A-	30,000,000	31,031,724
State of Illinois GO	5.50%	5/1/2039	A-	8,250,000	8,760,492
State of Illinois GO	5.50%	10/1/2039	A-	6,000,000	6,523,000
State of Illinois GO	5.50%	3/1/2042	A-	5,250,000	5,592,456
State of Illinois GO	5.50%	3/1/2047	A-	18,425,000	19,282,619
State of Illinois GO	5.50%	5/1/2047	A-	11,165,000	11,692,064
State of Illinois GO	5.75%	5/1/2045	A-	2,600,000	2,726,879
Union County Utilities Authority-Covanta Union LLC NJ GTD AMT	4.75%	12/1/2031	AA+	3,775,000	3,776,305
Washington State Convention Center Public Facilities District	5.00%	7/1/2048	A3	7,000,000	7,012,314

74	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
General Obligation (continued)
Washington Township Health Care District CA GO	5.50%	8/1/2053	AA		$2,000,000	$2,159,280
Total						549,013,302

Health Care 16.65%
Antelope Valley Healthcare District Obligated Group CA	5.00%	3/1/2041	BBB		3,000,000	2,880,934
Antelope Valley Healthcare District Obligated Group CA	5.00%	3/1/2046	BBB		2,615,000	2,376,056
Astoria Hospital Facilities Authority-Columbia Lutheran Charities Obligated Group OR	5.25%	8/1/2049	BBB		3,950,000	3,963,292
Astoria Hospital Facilities Authority-Columbia Lutheran Charities Obligated Group OR	5.25%	8/1/2054	BBB		4,250,000	4,247,769
Berks County Municipal Authority-Tower Health Obligated Group PA	Zero Coupon	6/30/2044	NR		8,008,000	5,667,609
Berks County Municipal Authority-Tower Health Obligated Group PA	5.00%	6/30/2039	NR		16,473,000	14,915,361
Berks County Municipal Authority-Tower Health Obligated Group PA	6.00%	6/30/2034	NR		1,218,914	1,275,361
Berks County Municipal Authority-Tower Health Obligated Group PA	8.00%	6/30/2034	NR		2,432,609	2,402,809
Brevard County Health Facilities Authority-Health First Inc Obligated Group FL	5.00%	4/1/2041	A		6,065,000	6,268,580
Bucks County Industrial Development Authority-Grand View Hospital/Sellersville Obligated Group PA	4.00%	7/1/2051	BBB+		3,500,000	2,928,999
California Health Facilities Financing Authority-Cedars-Saini Medical Center Obligated Group	3.00%	8/15/2051	AA-		5,565,000	4,077,690
California Health Facilities Financing Authority-Children’s Hospital Los Angeles Obligated Group	5.00%	8/15/2047	Baa3		3,025,000	2,958,631
California Municipal Finance Authority-Community Health Centers of The Central Coast Inc	5.75%	12/1/2055	BBB	(e)	5,000,000	5,055,837
California Municipal Finance Authority-Community Hospitals of Central California Obligated Group	5.00%	2/1/2047	BBB+		6,940,000	6,951,280
California Statewide Communities Development Authority-Loma Linda University Medical Obligated Group†	5.25%	12/1/2043	BB		4,510,000	4,526,838

See Notes to Financial Statements.	75

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Health Care (continued)
California Statewide Communities Development Authority-Loma Linda University Medical Obligated Group†	5.25%	12/1/2056	BB	$4,500,000	$4,343,672
California Statewide Communities Development Authority-Loma Linda University Medical Obligated Group	5.50%	12/1/2054	BB	6,875,000	6,874,593
California Statewide Communities Development Authority-Loma Linda University Medical Obligated Group†	5.50%	12/1/2058	BB	3,375,000	3,367,933
Chattanooga Health Educational & Housing Facility Board-Erlanger Health Obligated Group TN	5.25%	12/1/2054	A	22,950,000	23,698,856
City of Colby KS-Citizens Medical Center Inc	5.50%	7/1/2026	NR	7,400,000	7,411,081
City of Minneapolis-Fairview Health Services Obligated Group MN	5.00%	11/15/2049	BBB+	12,120,000	12,144,074
City of St. Cloud-CentraCare Health System Obligated Group MN	5.00%	5/1/2054	A2	8,750,000	8,896,915
City of Tampa-H Lee Moffitt Cancer Center & Research Institute Obligated Group FL	4.00%	7/1/2045	A	7,400,000	6,653,414
Colorado Health Facilities Authority-CommonSpirit Health Obligated Group	5.50%	11/1/2047	A-	4,390,000	4,564,828
Columbia County Hospital Authority-WellStar Health System Obligated Group GA	5.75%	4/1/2053	A+	2,670,000	2,861,594
Connecticut State Health & Educational Facilities Authority-Nuvance Health Obligated Group	4.00%	7/1/2041	BBB+	7,920,000	7,466,201
Connecticut State Health & Educational Facilities Authority-Nuvance Health Obligated Group	4.00%	7/1/2049	BBB+	6,875,000	5,960,761
County of Cuyahoga-MetroHealth System OH	5.50%	2/15/2052	Baa2	8,925,000	8,927,619
County of Cuyahoga-MetroHealth System OH	5.50%	2/15/2057	Baa2	5,250,000	5,239,284
County of Cuyahoga-MetroHealth System/The OH	5.00%	2/15/2057	Baa2	5,185,000	4,717,932
County of Muskingum-Genesis Healthcare Obligated Group OH	5.00%	2/15/2044	BB+	2,650,000	2,548,403
County of Okaloosa-AIR Force Enlisted Village Inc Obligated Group FL†(f)	5.75%	5/15/2055	NR	1,690,000	1,709,827

76	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Health Care (continued)
County of Warren-Bowling Green-Warren County Community Hospital Corp KY	5.25%	4/1/2049	AA-	$8,610,000	$8,934,722
County of Warren-Bowling Green-Warren County Community Hospital Corp KY	5.25%	4/1/2054	AA-	8,000,000	8,235,927
Crawford County Hospital Authority-Meadville Medical Center Obligated Group PA	6.00%	6/1/2046	NR	950,000	952,755
Crawford County Hospital Authority-Meadville Medical Center Obligated Group PA	6.00%	6/1/2051	NR	1,115,000	1,116,544
Cumberland County Municipal Authority-Penn State Health Obligated Group PA	3.00%	11/1/2038	A	4,315,000	3,777,748
Denver Health & Hospital Authority CO	5.125%	12/1/2050	BBB	1,000,000	1,009,811
Denver Health & Hospital Authority CO	5.25%	12/1/2045	BBB	700,000	701,313
Denver Health & Hospital Authority CO	6.00%	12/1/2055	BBB	3,050,000	3,271,085
Duluth Economic Development Authority-Essentia Health Obligated Group MN	5.25%	2/15/2053	A-	2,870,000	2,890,393
Duluth Economic Development Authority-Essentia Health Obligated Group MN	5.25%	2/15/2058	A-	21,000,000	21,113,261
Duluth Economic Development Authority-St Luke’s Hospital of Duluth Obligated MN	5.25%	6/15/2052	AA-	5,000,000	5,182,787
Dutchess County Local Development Corp.-Nuvance Health Obligated Group NY	5.00%	7/1/2046	BBB+	6,275,000	6,205,118
Genesee County Funding Corp.-Rochester Regional Health Obligated NY	5.25%	12/1/2052	BBB+	4,000,000	4,015,787
Greater Texas Cultural Education Facilities Finance Corp.-Texas Biomedical Research Institute TX	5.00%	6/1/2043	Baa2	4,720,000	4,694,749
Greater Texas Cultural Education Facilities Finance Corp.-Texas Biomedical Research Institute TX	5.00%	6/1/2044	Baa2	4,135,000	4,075,870
Greenville Health System-Prisma Health Obligated Group SC	5.00%	5/1/2034	A	3,970,000	3,976,685
Illinois Finance Authority-University of Chicago Medical Center Obligated Group	4.00%	8/15/2041	A+	5,000,000	4,687,175
Isle of Weight County Economic Development Authority-Riverside Healthcare Association Obligated Group VA (AG)	5.25%	7/1/2048	AA	3,000,000	3,121,180
Isle of Weight County Economic Development Authority-Riverside Healthcare Association Obligated Group VA (AG)	5.25%	7/1/2053	AA	6,000,000	6,199,925

See Notes to Financial Statements.	77

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Health Care (continued)
Lee County Industrial Development Authority-Lee Health System Inc Obligated Group FL	4.00%	4/1/2049	A+	$5,500,000	$4,819,586
Louisiana Public Facilities Authority-Ochsner Clinic Foundation Obligated Group	5.50%	5/15/2055	A	5,000,000	5,289,310
Louisville/Jefferson County Metropolitan Government-Norton Healthcare Obligated Group KY	5.00%	10/1/2041	A	3,200,000	3,363,090
Maryland Health & Higher Educational Facilities Authority-Adventist Healthcare Obligated Group	5.00%	1/1/2036	Baa3	3,290,000	3,437,351
Maryland Health & Higher Educational Facilities Authority-Adventist Healthcare Obligated Group	5.50%	1/1/2046	Baa3	17,990,000	18,103,342
Maryland Health & Higher Educational Facilities Authority-Mercy Medical Center Obligated Group	5.00%	7/1/2036	A-	1,320,000	1,333,100
Maryland Health & Higher Educational Facilities Authority-Mercy Medical Center Obligated Group	5.00%	7/1/2038	A-	2,250,000	2,266,961
Maryland Health & Higher Educational Facilities Authority-Meritus Medical Center Obligated Group (AG)	5.00%	7/1/2055	AA	6,445,000	6,588,939
Maryland Health & Higher Educational Facilities Authority-UPMC Obligated Group	4.00%	4/15/2050	A	6,200,000	5,395,998
Massachusetts Development Finance Agency-Beth Israel Lahey Health Obligated Group (AG)	5.50%	7/1/2055	AA	18,130,000	19,339,222
Massachusetts Development Finance Agency-Boston Medical Center Corp Obligated Group	5.00%	7/1/2033	BBB	2,575,000	2,600,507
Massachusetts Development Finance Agency-Boston Medical Center Corp Obligated Group	5.00%	7/1/2037	BBB	4,030,000	4,051,328
Massachusetts Development Finance Agency-Boston Medical Center Corp Obligated Group	5.25%	7/1/2048	BBB	2,600,000	2,598,312
Massachusetts Development Finance Agency-Tufts Medicine Obligated Group	4.00%	7/1/2035	BBB-	2,000,000	1,911,202
Massachusetts Development Finance Agency-Tufts Medicine Obligated Group	4.00%	7/1/2044	BBB-	5,380,000	4,572,432

78	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
Health Care (continued)
Massachusetts Development Finance Agency-Tufts Medicine Obligated Group	5.00%	7/1/2039	BBB-		$3,360,000	$3,373,918
Massachusetts Development Finance Agency-Tufts Medicine Obligated Group	5.00%	7/1/2044	BBB-		1,600,000	1,554,509
Massachusetts Development Finance Agency-Tufts Medicine Obligated Group	8.50%	10/1/2026	BBB-		8,910,000	8,922,067
Michigan Finance Authority Provident Group-HFH Energy LLC	5.50%	2/28/2049	A3		3,100,000	3,259,422
Minnesota Agricultural & Economic Development Board-HealthPartners Obligated Group	5.25%	1/1/2054	A		12,900,000	13,288,031
Monroe County Hospital Authority-Centurion Foundation Lehigh Valley LLC PA†	5.10%	6/15/2039	NR		10,000,000	9,802,503
Montana Facility Finance Authority-Kalispell Regional Medical Center Obligated Group	5.00%	7/1/2043	A		4,000,000	4,057,756
Montana Facility Finance Authority-Kalispell Regional Medical Center Obligated Group	5.00%	7/1/2048	A		5,760,000	5,781,884
Montgomery County Higher Education & Health Authority-Thomas Jefferson University Obligated Group PA	4.00%	9/1/2049	A		3,960,000	3,412,215
Montgomery County Higher Education & Health Authority-Thomas Jefferson University Obligated Group PA (AG)	4.00%	5/1/2056	AA		4,020,000	3,369,552
Nassau County Local Economic Assistance Corp.-Catholic Health Services of Long Island Obligated Group NY	5.00%	7/1/2029	A-		1,000,000	1,001,094
Nassau County Local Economic Assistance Corp.-Catholic Health Services of Long Island Obligated Group NY	5.00%	7/1/2030	A-		580,000	580,610
Nassau County Local Economic Assistance Corp.-Catholic Health Services of Long Island Obligated Group NY	5.00%	7/1/2031	A-		1,620,000	1,621,538
Nassau County Local Economic Assistance Corp.-Catholic Health Services of Long Island Obligated Group NY	5.00%	7/1/2034	A-		1,100,000	1,100,585
Nebraska Educational Health Cultural & Social Services Finance Authority-Immanuel Retirement Communities Obligated Group	4.00%	1/1/2044	AA	(e)	3,500,000	3,167,231
New Hampshire Business Finance Authority	5.43%	8/15/2035	NR		4,035,000	4,066,098

See Notes to Financial Statements.	79

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Health Care (continued)
New Hampshire Business Finance Authority-Centurion Foundation Wilkens Avenue LLC	5.00%	9/15/2035	NR	$3,680,000	$3,673,453
New Hampshire Business Finance Authority-NFA UH SPV LLC†	5.625%	12/15/2033	NR	2,100,000	2,155,468
New Hampshire Business Finance Authority-NFA UH SPV LLC†	6.25%	12/15/2038	NR	2,075,000	2,140,655
New Hampshire Business Finance Authority-Novant Health Obligated Group	5.50%	6/1/2050	A+	20,925,000	21,871,486
New Hampshire Health & Education Facilities Authority Act-Dartmouth Health Obligated Group	5.50%	8/1/2050	A	21,000,000	22,501,389
New Jersey Health Care Facilities Financing Authority-St Joseph’s Healthcare System Obligated Group	4.00%	7/1/2048	BBB-	8,110,000	6,922,099
New York State Dormitory Authority-Garnet Health Medical Center Obligated Group†	5.00%	12/1/2031	BB-	1,300,000	1,309,794
New York State Dormitory Authority-Garnet Health Medical Center Obligated Group†	5.00%	12/1/2040	BB-	1,300,000	1,204,740
New York State Dormitory Authority-Memorial Sloan-Kettering Cancer Center	5.25%	7/1/2054	AA-	2,000,000	2,115,081
New York State Dormitory Authority-Montefiore Obligated Group	4.00%	8/1/2038	BBB-	4,900,000	4,660,243
New York State Dormitory Authority-Montefiore Obligated Group	5.00%	8/1/2028	BBB-	3,055,000	3,214,311
New York State Dormitory Authority-Northwell Health Obligated Group(d)	5.00%	5/1/2052	A-	33,500,000	33,945,711
New York State Dormitory Authority-NYU Langone Hospitals Obligated Group	4.00%	7/1/2050	A+	14,330,000	12,637,947
New York State Dormitory Authority-White Plains Hospital Obligated Group	5.25%	10/1/2049	BBB-	3,000,000	3,028,144
New York State Dormitory Authority-White Plains Hospital Obligated Group (AG)	5.50%	10/1/2054	AA	6,500,000	6,803,716
Niagara Area Development Corp.-Catholic Health System Obligated Group NY	4.50%	7/1/2052	B-	2,475,000	2,060,742
Niagara Area Development Corp.-Catholic Health System Obligated Group NY	5.00%	7/1/2052	B-	1,500,000	1,350,932
Oklahoma Development Finance Authority-OU Medicine Obligated Group	5.25%	8/15/2048	BB+	4,660,000	4,661,630
Oklahoma Development Finance Authority-OU Medicine Obligated Group	5.50%	8/15/2052	BB+	10,015,000	10,050,622

80	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Health Care (continued)
Oklahoma Development Finance Authority-OU Medicine Obligated Group	5.50%	8/15/2057	BB+	$10,345,000	$10,367,852
Orange County Health Facilities Authority-Orlando Health Obligated Group FL	5.25%	10/1/2056	A+	6,905,000	7,186,197
Oregon State Facilities Authority-Providence St Joseph Health Obligated Group	5.00%	10/1/2045	A	7,000,000	7,000,636
Palm Beach County Health Facilities Authority-Baptist Health South Obligated Group FL	4.00%	8/15/2049	AA-	6,765,000	5,968,237
Palomar Health Obligated Group CA	5.00%	11/1/2036	B	11,025,000	10,001,241
Palomar Health Obligated Group CA	5.00%	11/1/2039	B	8,240,000	7,176,447
Pennsylvania Economic Development Financing Authority-UPMC Obligated Group	4.00%	5/15/2048	A	3,500,000	3,115,108
Pennsylvania Higher Educational Facilities Authority-Thomas Jefferson University Obligated Group	5.50%	11/1/2054	A	16,750,000	17,662,418
Pennsylvania Higher Educational Facilities Authority-University of Pennsylvania Health System Obligated Group/The	5.00%	8/15/2042	AA	3,455,000	3,497,210
Pennsylvania Higher Educational Facilities Authority-University of Pennsylvania Health System Obligated Group/The	5.50%	8/15/2055	AA	4,150,000	4,469,653
Public Finance Authority-Proton International Alabama LLC WI†(c)	6.85%	10/1/2047	NR	1,410,000	141,000
Rhode Island Health & Educational Building Corp.-Lifespan Obligated Group	5.25%	5/15/2049	BBB+	1,825,000	1,847,781
Roanoke Economic Development Authority-Carilion Clinic Obligated Group	3.00%	7/1/2045	AA-	20,870,000	15,759,941
Rockland County Economic Assistance Corp.-Bon Secours Health System Inc Obligated Group NY	6.50%	11/1/2030	NR	7,000,000	7,285,991
Rockland County Economic Assistance Corp.-Bon Secours Health System Inc Obligated Group NY	7.25%	11/1/2045	NR	2,500,000	2,676,208
Skagit County Public Hospital District No. 1 WA	5.50%	12/1/2054	Baa3	3,720,000	3,799,894
South Broward Hospital District Obligated Group FL TCRS (BAM)	3.00%	5/1/2051	AA	5,150,000	3,742,676
South Carolina Jobs-Economic Development Authority-Novant Health Obligated Group	5.50%	11/1/2046	A+	9,500,000	10,108,704
South Carolina Jobs-Economic Development Authority-Novant Health Obligated Group	5.50%	11/1/2054	A+	19,640,000	20,732,864

See Notes to Financial Statements.	81

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Health Care (continued)
State of Ohio-Premier Health Partners Obligated	4.00%	11/15/2039	Baa1	$2,640,000	$2,482,224
Tarrant County Cultural Education Facilities Finance Corp TX(d)	5.00%	7/1/2053	A1	9,550,000	9,706,368
Virginia Small Business Financing Authority-Mary Washington Healthcare Obligated Group	5.25%	6/15/2050	A3	5,000,000	5,205,553
Virginia Small Business Financing Authority-Mary Washington Healthcare Obligated Group	5.25%	6/15/2055	A3	8,500,000	8,793,152
Washington Health Care Facilities Authority-Overlake Hospital Medical Center Obligated Group	5.00%	7/1/2038	A	4,000,000	4,000,583
West Virginia Hospital Finance Authority-Vandalia Health Inc Obligated Group	6.00%	9/1/2048	BBB+	2,060,000	2,236,052
West Virginia Hospital Finance Authority-Vandalia Health Inc Obligated Group	6.00%	9/1/2053	BBB+	3,250,000	3,505,777
Westchester County Health Care Corp Obligated Group NY	6.00%	11/1/2030	BB+	95,000	95,030
Westchester County Health Care Corp Obligated Group NY	6.125%	11/1/2037	BB+	30,000	29,998
Westchester County Health Care Corp Obligated Group NY (AG)	5.00%	11/1/2051	AA	2,750,000	2,793,644
Westchester County Health Care Corp Obligated Group NY (AG)	5.75%	11/1/2048	AA	1,750,000	1,874,225
Wisconsin Health & Educational Facilities Authority-Ascension Health Credit Group	4.00%	11/15/2046	AA	4,525,000	4,138,488
Wisconsin Health & Educational Facilities Authority-Ascension Health Credit Group	4.00%	11/15/2046	NR	35,000	35,290
Wisconsin Health & Educational Facilities Authority-Centurion Foundation Se Wisconsin LLC	5.00%	9/15/2035	NR	2,745,000	2,820,155
Wisconsin Health & Educational Facilities Authority-Centurion Foundation Se Wisconsin LLC	5.00%	9/15/2035	NR	910,000	933,631
Wisconsin Health & Educational Facilities Authority-Marshfield Clinic Health System Obligated Group	5.50%	2/15/2054	A+	9,750,000	10,330,516
Wisconsin Health & Educational Facilities Authority-Marshfield Clinic Health System Obligated Group (BAM)	5.25%	2/15/2054	AA	1,250,000	1,318,027

82	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Health Care (continued)
Wisconsin Health & Educational Facilities Authority-Sauk-Prairie Memorial Hospital Inc Obligated Group	5.375%	2/1/2048	Ba2	$840,000	$795,543
Yuma Industrial Development Authority-Yuma Regional Medical Center Obligated Group AZ	5.25%	8/1/2054	A	13,500,000	13,999,812
Total					800,018,850

Housing 3.84%
California Municipal Finance Authority-Bowles Hall Foundation	5.00%	6/1/2050	Baa3	1,410,000	1,409,940
Capital Projects Finance Authority-Provident Group-Continuum Properties LLC FL	5.00%	11/1/2039	Baa3	1,000,000	1,006,291
Capital Projects Finance Authority-Provident Group-Continuum Properties LLC FL	5.00%	11/1/2041	Baa3	1,000,000	984,582
Capital Projects Finance Authority-Provident Group-Continuum Properties LLC FL	5.00%	11/1/2048	Baa3	1,350,000	1,286,992
Capital Projects Finance Authority-Provident Group-Continuum Properties LLC FL	5.00%	11/1/2053	Baa3	1,745,000	1,639,118
Capital Projects Finance Authority-Provident Group-Continuum Properties LLC FL	5.00%	11/1/2058	Baa3	1,750,000	1,623,952
CMFA Special Finance Agency CA†	4.00%	12/1/2045	NR	5,000,000	3,896,287
CSCDA Community Improvement Authority Jefferson Platinum Triangle Apartments CA†	3.125%	8/1/2056	NR	4,500,000	3,302,967
CSCDA Community Improvement Authority Westgate Apartments CA†	4.00%	6/1/2057	NR	4,020,000	1,196,799
Delaware State Housing Authority (FHLMC), (FNMA), (GNMA)	6.00%	1/1/2055	Aa1	8,150,000	8,961,495
Florida Housing Finance Corp. (FHLMC), (FNMA), (GNMA)	6.25%	7/1/2055	Aaa	4,835,000	5,401,418
Indiana Finance Authority-CHF-Tippecanoe LLC	5.00%	6/1/2053	BBB-	1,350,000	1,317,704
Indiana Finance Authority-CHF-Tippecanoe LLC	5.125%	6/1/2058	BBB-	1,700,000	1,676,449
Indiana Finance Authority-CHF-Tippecanoe LLC	5.375%	6/1/2064	BBB-	4,460,000	4,485,170

See Notes to Financial Statements.	83

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Housing (continued)
Indiana Finance Authority-SFP-PUFW I LLC	5.00%		7/1/2054	BBB-	$1,175,000	$1,165,512
Indiana Finance Authority-SFP-PUFW I LLC	5.25%		7/1/2064	BBB-	1,625,000	1,632,415
Knox County Health Educational & Housing Facility Board-Provident Group-UTK Properties LLC TN (BAM)	5.25%		7/1/2049	AA	2,700,000	2,786,717
Knox County Health Educational & Housing Facility Board-Provident Group-UTK Properties LLC TN (BAM)	5.50%		7/1/2054	AA	1,150,000	1,206,575
Knox County Health Educational & Housing Facility Board-Provident Group-UTK Properties LLC TN (BAM)	5.50%		7/1/2059	AA	2,000,000	2,097,039
Knox County Health Educational & Housing Facility Board TN (BAM)	5.125%		7/1/2054	AA	3,775,000	3,857,495
Maryland Economic Development Corp.	5.75%		7/1/2053	BBB-	2,000,000	2,088,020
Maryland Economic Development Corp.	6.00%		7/1/2058	BBB-	5,000,000	5,276,203
Massachusetts Development Finance Agency-PRG Medford Properties Inc	5.25%		6/1/2065	A	2,125,000	2,171,184
Massachusetts Development Finance Agency-PRG Medford Properties Inc	5.50%		6/1/2050	A	1,500,000	1,597,139
New Hampshire Business Finance Authority	4.00%		10/20/2036	BBB	10,555,372	10,134,955
New Hampshire Business Finance Authority	4.168%	#(b)	1/20/2041	AA-	5,974,203	5,759,970
New Hampshire Business Finance Authority	4.168%	#(b)	1/20/2041	BBB	5,078,072	4,637,421
New Hampshire Business Finance Authority	4.25%		7/20/2041	A2	6,387,568	6,205,286
New Hampshire Business Finance Authority	4.375%		9/20/2036	BBB	5,263,835	5,207,276
New Hampshire Business Finance Authority	4.75%	#(b)	6/20/2041	AA-	12,494,834	12,676,538
New Hampshire Business Finance Authority	5.75%		4/28/2042	BBB	4,750,000	4,901,874
New York City Housing Development Corp.-8 Spruce NY Owner LLC	5.25%		12/15/2031	NR	1,350,000	1,393,443
New York State Dormitory Authority-State University of New York Dormitory Facilities Revenue	3.00%		7/1/2045	Aa3	5,037,000	3,941,766
Public Finance Authority-CHF-Manoa LLC WI†	5.50%		7/1/2043	BBB-	4,500,000	4,523,391
Public Finance Authority-CHF-Manoa LLC WI†	5.75%		7/1/2053	BBB-	12,785,000	12,789,307
Texas Department of Housing & Community Affairs (GNMA)	5.125%		7/1/2055	AA+	10,000,000	10,309,865
Toledo-Lucas County Port Authority-CHF-Toledo LLC OH	5.00%		7/1/2034	BBB-	1,000,000	1,000,003
Toledo-Lucas County Port Authority-CHF-Toledo LLC OH	5.00%		7/1/2039	BBB-	1,500,000	1,456,594

84	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Housing (continued)
Toledo-Lucas County Port Authority-CHF-Toledo LLC OH	5.00%		7/1/2046	BBB-	$1,000,000	$922,578
University of Idaho (AG)	5.50%		4/1/2051	AA	3,000,000	3,241,753
University of Idaho (AG)	5.50%		4/1/2055	AA	3,000,000	3,231,461
University of Idaho (AG)	5.50%		4/1/2057	AA	5,000,000	5,377,760
Washington State Housing Finance Commission	4.22%	#(b)	3/1/2050	A3	10,933,815	10,519,640
Washington State Housing Finance Commission-Provident Group-SH II Properties LLC (BAM)†	5.25%		7/1/2055	AA	4,000,000	4,038,192
Washington State Housing Finance Commission-Provident Group-SH I Properties LLC	5.00%		7/1/2054	BBB-	2,500,000	2,472,334
Washington State Housing Finance Commission-Provident Group-SH I Properties LLC	5.50%		7/1/2044	BBB-	1,350,000	1,411,928
Washington State Housing Finance Commission-Provident Group-SH I Properties LLC	5.50%		7/1/2049	BBB-	1,000,000	1,035,819
Washington State Housing Finance Commission-Provident Group-SH I Properties LLC	5.50%		7/1/2059	BBB-	5,135,000	5,269,604
Total						184,526,221

Lease Obligations 1.47%
Kentucky Bond Development Corp.	4.00%		9/1/2048	A+	6,645,000	6,046,296
Los Angeles County Public Works Financing Authority-County of Los Angeles CA	5.50%		12/1/2054	AA+	5,500,000	6,022,911
New Jersey Economic Development Authority-NYNJ Link Borrower LLC AMT	5.625%		1/1/2052	A-	9,000,000	9,006,530
New Jersey Economic Development Authority-State Capitol Joint Management Commission	5.00%		6/15/2043	A1	4,500,000	4,605,957
New Jersey Economic Development Authority-State of New Jersey Department of the Treasury	5.00%		6/15/2036	A1	1,285,000	1,327,759
New Jersey Economic Development Authority-State of New Jersey Department of the Treasury	5.00%		6/15/2047	A1	6,050,000	6,120,659
New Jersey Transportation Trust Fund Authority	Zero Coupon		12/15/2028	A1	10,000,000	9,136,973

See Notes to Financial Statements.	85

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Lease Obligations (continued)
New Jersey Transportation Trust Fund Authority	Zero Coupon		12/15/2031	A1	$1,935,000	$1,601,010
New Jersey Transportation Trust Fund Authority	Zero Coupon		12/15/2037	A1	3,390,000	2,098,459
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2030	A+	3,000,000	3,047,927
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2031	A+	2,400,000	2,436,762
Northern Illinois University (BAM)	5.50%		4/1/2049	AA	2,500,000	2,615,891
Washington Metropolitan Area Transit Authority Dedicated Revenue	5.25%		7/15/2059	AA	6,500,000	6,843,809
Washington Metropolitan Area Transit Authority Dedicated Revenue DC	5.50%		7/15/2060	AA	9,170,000	9,856,387
Total						70,767,330

Multi-Family Housing 0.68%
FHLMC Multifamily VRD Certificates NY	4.783%	#(b)	7/25/2042	AA+	9,987,093	10,295,280
New Hampshire Business Finance Authority	3.625%		8/20/2039	A3	6,937,049	6,496,028
New Hampshire Business Finance Authority	4.216%	#(b)	11/20/2042	AA-	9,991,937	9,487,838
New Hampshire Business Finance Authority	4.216%	#(b)	11/20/2042	BBB	4,246,573	3,914,192
New York City Housing Development Corp. NY	2.40%		11/1/2046	AA+	3,800,000	2,563,942
Total						32,757,280

Other Revenue 2.09%
Allentown Neighborhood Improvement Zone Development Authority PA†	6.00%		5/1/2042	Ba2	2,000,000	2,113,052
Brooklyn Arena Local Development Corp.-Brooklyn Events Center LLC NY	5.00%		7/15/2042	Ba1	5,305,000	5,316,439
California School Finance Authority-Green Dot Public Schools Obligated Group†	5.00%		8/1/2048	BBB-	1,650,000	1,635,627
City of Miami Beach Parking Revenue FL (BAM)	5.00%		9/1/2040	AA	2,000,000	2,001,969
Cobb-Marietta Coliseum & Exhibit Hall Authority-County of Cobb GA	5.50%		10/1/2050	Aa2	5,500,000	5,961,480
Cobb-Marietta Coliseum & Exhibit Hall Authority-County of Cobb GA	5.50%		10/1/2053	Aa2	5,000,000	5,401,976
Commonwealth of Puerto Rico GO	Zero Coupon	#(b)	11/1/2051	NR	4,635,942	3,135,056
County of Broward FL Convention Center Hotel Revenue(d)	5.50%		1/1/2055	AA	31,540,000	33,214,291
Grand River Hospital District CO GO (AG)	5.25%		12/1/2034	AA	1,000,000	1,045,612

86	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Other Revenue (continued)
Grand River Hospital District CO GO (AG)	5.25%		12/1/2035	AA	$1,000,000	$1,040,771
Grand River Hospital District CO GO (AG)	5.25%		12/1/2037	AA	1,160,000	1,198,319
Main Street Natural Gas, Inc. GA	5.00%		5/15/2037	A1	2,990,000	3,202,426
Main Street Natural Gas, Inc. GA	5.00%		5/15/2043	A1	3,250,000	3,293,237
Michigan Finance Authority-Bradford Academy	4.30%		9/1/2030	NR	195,000	185,758
Michigan Finance Authority-Bradford Academy	4.80%		9/1/2040	NR	565,000	473,220
Michigan Finance Authority-Bradford Academy	5.00%		9/1/2050	NR	925,000	716,599
M-S-R Energy Authority CA	6.125%		11/1/2029	BBB+	1,650,000	1,746,090
New Jersey Economic Development Authority-Friends of TEAM Academy Charter School Obligated Group	6.00%		10/1/2043	BBB	3,500,000	3,502,871
Public Finance Authority-Inperium Inc Obligated Group WI†	5.75%		12/1/2054	NR	4,000,000	3,963,447
Territory of Guam	5.00%		1/1/2036	Baa3	1,900,000	2,061,312
Territory of Guam	5.25%		1/1/2037	Baa3	1,000,000	1,092,528
Territory of Guam	5.25%		1/1/2038	Baa3	2,250,000	2,439,369
Territory of Guam	5.25%		1/1/2039	Baa3	1,000,000	1,075,341
Territory of Guam	5.25%		1/1/2040	Baa3	1,000,000	1,067,183
Washington State Convention Center Public Facilities District	4.00%		7/1/2031	NR	10,000,000	10,329,231
Washington State Convention Center Public Facilities District	4.00%		7/1/2048	Baa1	3,745,000	3,185,878
Total						100,399,082

Pollution Control 0.03%
Finance Authority of Maine-Casella Waste Systems Inc AMT†	4.625%	#(b)	12/1/2047	B+	1,200,000	1,182,689

Special Tax 1.48%
Allentown Neighborhood Improvement Zone Development Authority PA†	5.25%		5/1/2042	NR	3,010,000	3,075,093
Gramercy Farms Community Development District FL	6.75%		5/1/2039	NR	196,000	188,466
Industrial Development Authority of the City of St. Louis Missouri	4.75%		11/15/2047	NR	3,000,000	2,579,931
Inland Valley Development Agency CA Tax Allocation	5.25%		9/1/2037	A+	4,875,000	4,913,669

See Notes to Financial Statements.	87

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Special Tax (continued)
New Jersey Economic Development Authority-NJ Metromall Urban Renewal Inc	6.50%	4/1/2028	Baa2	$1,303,322	$1,344,240
New York Transportation Dev. Corp.(d)	6.00%	6/30/2055	Baa3	20,000,000	21,205,876
New York Transportation Development Corp(d)	6.00%	6/30/2050	Baa3	6,500,000	6,922,029
River Islands Public Financing Authority CA Special Tax (AG)	5.25%	9/1/2052	AA	2,500,000	2,600,949
Riverside County Redevelopment Successor Agency CA Tax Allocation	8.50%	10/1/2041	A2	11,195,000	11,850,120
State of Connecticut Special Tax Revenue	5.00%	8/1/2034	AA	2,380,000	2,383,177
State of Connecticut Special Tax Revenue	5.00%	1/1/2037	AA	7,000,000	7,255,222
State of Connecticut Special Tax Revenue	5.00%	1/1/2038	AA	4,250,000	4,393,364
Stone Canyon Community Improvement District MO(c)	5.70%	4/1/2022	NR	1,000,000	210,000
Stone Canyon Community Improvement District MO(c)	5.75%	4/1/2027	NR	1,300,000	273,000
Wolf Creek Infrastructure Financing District No. 1 Wolf Creek Assessment Area 1 UT	5.75%	12/1/2044	NR	2,100,000	2,126,808
Total					71,321,944

Tax Revenue 6.91%
Chicago Transit Authority Sales Tax Receipts Fund IL	4.00%	12/1/2050	A+	13,615,000	12,106,632
City of Sparks NV†	2.75%	6/15/2028	Baa2	205,000	201,589
Compton Community Redevelopment Agency Successor Agency CA Tax Allocation (AG)	5.00%	8/1/2042	AA	1,250,000	1,315,087
County of Cook Sales Tax Revenue IL	4.00%	11/15/2034	AA-	3,750,000	3,784,499
County of Pinal AZ (BAM)	5.25%	8/1/2055	AA	10,000,000	10,611,865
Downtown Revitalization Public Infrastructure District-City of Salt Lake City UT Revitalization Sales Tax Revenue UT (AG)	5.50%	6/1/2050	AA	4,500,000	4,814,400
Downtown Revitalization Public Infrastructure District-City of Salt Lake City UT Revitalization Sales Tax Revenue UT (AG)	5.50%	6/1/2055	AA	19,760,000	21,165,934
Downtown Revitalization Public Infrastructure District-City of Salt Lake City UT Revitalization Sales Tax Revenue UT (AG)	5.50%	6/1/2055	AA	16,140,000	17,223,381

88	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Tax Revenue (continued)
Lower Colorado River Authority-LCRA Transmission Services Corp TX	6.00%	5/15/2052	A	$1,700,000	$1,839,265
Matching Fund Special Purpose Securitization Corp.-United States Virgin Islands Federal Excise Tax	5.00%	10/1/2039	NR	3,500,000	3,561,051
Metropolitan Pier & Exposition Authority-State of Illinois McCormick Place Expansion Project Fund	4.00%	12/15/2042	A	2,000,000	1,838,674
Metropolitan Pier & Exposition Authority IL	4.00%	6/15/2052	A	7,210,000	6,066,976
Metropolitan Pier & Exposition Authority IL (NATL)	Zero Coupon	12/15/2030	A	10,535,000	8,885,022
Metropolitan Pier & Exposition Authority IL (NATL)	Zero Coupon	6/15/2033	A	15,000,000	11,380,470
Metropolitan Pier & Exposition Authority IL (NATL)	Zero Coupon	12/15/2036	A	10,000,000	6,342,623
Mida Mountain Village Public Infrastructure District-Military Installation Development Auth Military Recreation Fac Project Area UT Tax Allocation†	5.75%	6/15/2044	NR	850,000	858,112
Mida Mountain Village Public Infrastructure District-Military Installation Development Auth Military Recreation Fac Project Area UT Tax Allocation†	6.00%	6/15/2054	NR	1,250,000	1,270,952
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.25%	5/1/2049	AAA	7,810,000	8,269,393
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.25%	5/1/2051	AAA	25,705,000	27,135,707
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.50%	11/1/2051	AAA	4,750,000	5,166,196
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.50%	12/1/2059	A+	25,000,000	26,974,590
New York Convention Center Development Corp.-New York City Hotel Unit Fee Revenue NY	5.00%	11/15/2040	A2	5,000,000	5,003,974
New York State Dormitory Authority-State of New York Personal Income Tax Revenue	3.00%	3/15/2042	Aa1	5,000,000	4,090,752
New York State Dormitory Authority-State of New York Personal Income Tax Revenue	3.00%	3/15/2049	Aa1	2,480,000	1,823,746
New York State Dormitory Authority-State of New York Personal Income Tax Revenue	3.00%	3/15/2050	AA+	8,980,000	6,526,572

See Notes to Financial Statements.	89

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Tax Revenue (continued)
New York State Dormitory Authority-State of New York Personal Income Tax Revenue	5.00%	3/15/2046	Aa1	$10,000,000	$10,478,049
New York State Urban Development Corp.-State of New York Personal Income Tax Revenue	3.00%	3/15/2047	AA+	5,825,000	4,462,176
New York State Urban Development Corp.-State of New York Personal Income Tax Revenue	3.00%	3/15/2048	AA+	9,590,000	7,264,285
New York State Urban Development Corp.-State of New York Personal Income Tax Revenue	3.00%	3/15/2049	AA+	6,495,000	4,860,153
New York State Urban Development Corp.-State of New York Personal Income Tax Revenue	3.00%	3/15/2050	AA+	7,620,000	5,636,772
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2031	NR	2,122,000	1,738,735
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2033	NR	2,549,000	1,918,711
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2051	NR	2,523,000	634,654
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	27,628,000	26,465,066
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	8,253,000	7,905,610
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%	7/1/2053	NR	39,000	35,214
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.75%	7/1/2053	NR	24,416,000	22,979,463
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.00%	7/1/2058	NR	17,980,000	17,379,344
San Leandro Unified School District CA GO	5.25%	8/1/2048	AA-	10,500,000	11,075,486
Triborough Bridge & Tunnel Authority Sales Tax Revenue NY	5.25%	5/15/2052	AA+	10,335,000	10,829,403
Total					331,920,583

Taxable Revenue-Water & Sewer 1.29%
City of Chicago IL Waterworks Revenue(d)	5.50%	11/1/2062	AA	20,300,000	21,400,167
County of Miami-Dade Water & Sewer System Revenue FL	5.25%	10/1/2054	AA	7,610,000	7,996,816

90	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
Taxable Revenue-Water & Sewer (continued)
New York City Municipal Water Finance Authority-New York City Water & Sewer System NY	5.00%	6/15/2046	AA+		$11,500,000	$12,144,527
New York City Municipal Water Finance Authority-New York City Water & Sewer System NY	5.25%	6/15/2054	AA+		12,500,000	13,267,204
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	4.00%	7/1/2047	NR		2,500,000	2,108,796
Washington Suburban Sanitary Commission MD	3.00%	6/1/2045	AAA		6,165,000	4,924,028
Total						61,841,538

Tobacco 1.93%
Buckeye Tobacco Settlement Financing Authority OH	5.00%	6/1/2055	NR		57,825,000	49,426,902
Nassau County Tobacco Settlement Corp. NY	Zero Coupon	6/1/2060	NR		20,000,000	1,151,606
Tobacco Securitization Authority of Northern California-Sacramento County Tobacco Securitization Corp	4.00%	6/1/2049	BBB+		2,850,000	2,449,877
Tobacco Securitization Authority of Southern California-San Diego County Tobacco Asset Securitization Corp	5.00%	6/1/2048	BBB+		8,900,000	8,805,241
Tobacco Settlement Financing Corp. NJ	5.25%	6/1/2046	BBB+		4,305,000	4,312,307
Tobacco Settlement Financing Corp. VA	5.00%	6/1/2047	B-		10,910,000	9,290,656
TSASC, Inc. NY	5.00%	6/1/2035	BBB		1,390,000	1,410,775
TSASC, Inc. NY	5.00%	6/1/2045	CCC+		7,500,000	6,592,994
TSASC, Inc. NY	5.00%	6/1/2048	NR		10,550,000	9,180,612
Total						92,620,970

Transportation 20.41%
Alameda Corridor Transportation Authority CA (AG)	5.00%	10/1/2034	AA		3,650,000	3,720,550
Bay Area Toll Authority CA	3.00%	4/1/2054	AA-		5,100,000	3,742,161
Build NYC Resource Corp.-TRIPS Obligated Group NY AMT	5.50%	7/1/2050	BBB+		3,000,000	3,095,836
Build NYC Resource Corp.-TRIPS Obligated Group NY AMT	5.50%	7/1/2055	BBB+		5,425,000	5,584,043
Burbank-Glendale-Pasadena Airport Authority Brick Campaign CA AMT	5.25%	7/1/2049	A		3,875,000	4,020,926
California Municipal Finance Authority-LAX Integrated Express Solutions LLC AMT	5.00%	12/31/2038	BB+	(e)	5,000,000	5,060,325

See Notes to Financial Statements.	91

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
Transportation (continued)
California Municipal Finance Authority-LAX Integrated Express Solutions LLC AMT	5.00%	12/31/2043	BB+	(e)	$2,500,000	$2,503,904
Charleston County Airport District SC AMT	5.25%	7/1/2049	A+		3,500,000	3,616,591
Chicago O’Hare International Airport IL (BAM)	5.25%	1/1/2041	AA		1,950,000	2,085,297
Chicago O’Hare International Airport IL (BAM)	5.25%	1/1/2042	AA		1,470,000	1,560,068
Chicago O’Hare International Airport IL (BAM)	5.25%	1/1/2043	AA		1,660,000	1,752,406
Chicago O’Hare International Airport IL AMT	5.00%	1/1/2047	A+		9,375,000	9,340,040
Chicago O’Hare International Airport IL AMT	5.00%	1/1/2048	A+		20,000,000	20,031,556
City of Charlotte Airport Revenue NC	5.25%	7/1/2053	Aa3		18,650,000	19,714,178
City of Houston Airport System Revenue-United Airlines Inc TX AMT	5.50%	7/15/2037	Ba3		11,220,000	12,121,391
City of Houston Airport System Revenue-United Airlines Inc TX AMT	5.50%	7/15/2038	Ba3		10,750,000	11,541,819
City of Houston Airport System Revenue-United Airlines Inc TX AMT	5.50%	7/15/2039	Ba3		4,700,000	5,009,623
City of Houston Airport System Revenue-United Airlines Inc TX AMT	6.625%	7/15/2038	BB+		2,500,000	2,506,527
City of Los Angeles Department of Airports CA AMT	3.00%	5/15/2049	AA-		5,890,000	4,153,463
City of Los Angeles Department of Airports CA AMT	4.00%	5/15/2051	AA-		4,490,000	3,987,351
City of Los Angeles Department of Airports CA AMT	5.50%	5/15/2047	AA		6,440,000	6,732,511
City of Salt Lake City Airport Revenue UT AMT	5.50%	7/1/2053	A+		7,500,000	7,859,120
City of St. Louis Airport Revenue MO (AG)	5.00%	7/1/2047	AA		7,500,000	7,559,631
Colorado Bridge & Tunnel Enterprise (AG)	5.25%	12/1/2049	AA		3,825,000	4,067,720
Colorado Bridge & Tunnel Enterprise (AG)	5.25%	12/1/2054	AA		10,000,000	10,584,776
Colorado Bridge & Tunnel Enterprise (AG)	5.50%	12/1/2054	AA		4,250,000	4,581,047
Columbus Regional Airport Authority OH	5.25%	1/1/2050	A		4,125,000	4,347,309
Columbus Regional Airport Authority OH	5.25%	1/1/2055	A		4,125,000	4,326,986
County of Lee Airport Revenue FL AMT	5.25%	10/1/2049	A2		6,200,000	6,384,328
County of Miami-Dade Seaport Department FL (AG) AMT	4.00%	10/1/2045	AA		10,480,000	9,363,515
County of Osceola Transportation Revenue FL	4.00%	10/1/2054	BBB+		1,775,000	1,545,646

92	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Transportation (continued)
E-470 Public Highway Authority CO (NATL)	Zero Coupon		9/1/2032	A+	$4,200,000	$3,410,213
E-470 Public Highway Authority CO (NATL)	Zero Coupon		9/1/2037	A+	7,720,000	4,283,234
Foothill-Eastern Transportation Corridor Agency CA	Zero Coupon		1/15/2033	A	5,000,000	3,932,492
Foothill-Eastern Transportation Corridor Agency CA	3.50%		1/15/2053	A	10,830,000	8,809,727
Foothill-Eastern Transportation Corridor Agency CA	3.95%		1/15/2053	A	5,000,000	4,410,374
Grand Parkway Transportation Corp. TX	4.00%		10/1/2049	A1	6,405,000	5,714,124
Greater Asheville Regional Airport Authority NC (AG) AMT	5.25%		7/1/2048	AA	1,250,000	1,279,914
Greenville-Spartanburg Airport District SC	5.25%		7/1/2054	A+	4,160,000	4,363,967
Illinois Finance Authority-Centerpoint Joliet Terminal Railroad LLC AMT†	4.125%	#(b)	12/1/2043	BBB+	5,000,000	4,960,528
Illinois Finance Authority-Centerpoint Joliet Terminal Railroad LLC AMT†	4.125%	#(b)	12/1/2050	BBB+	12,630,000	12,530,294
Illinois Finance Authority-Centerpoint Joliet Terminal Railroad LLC AMT†	4.80%	#(b)	12/1/2043	BBB+	25,500,000	26,193,297
Louisiana Public Facilities Authority-Calcasieu Bridge Partners LLC AMT	5.75%		9/1/2064	Baa3	15,910,000	16,340,746
Maryland Economic Development Corp.-City of Baltimore Port Covington Development District Tax Allocation	4.00%		9/1/2040	NR	2,000,000	1,841,179
Maryland Economic Development Corp.-Purple Line Transit Partners LLC AMT	5.00%		11/12/2028	Baa3	5,000,000	5,046,401
Maryland Economic Development Corp.-Purple Line Transit Partners LLC AMT	5.25%		6/30/2047	Baa3	2,500,000	2,514,149
Maryland Economic Development Corp.-Purple Line Transit Partners LLC AMT	5.25%		6/30/2052	Baa3	2,760,000	2,765,652
Maryland Economic Development Corp.-Purple Line Transit Partners LLC AMT	5.25%		6/30/2055	Baa3	9,000,000	9,007,704
Metropolitan Nashville Airport Authority TN AMT	5.50%		7/1/2052	A1	6,500,000	6,769,783
Metropolitan Transportation Authority NY	4.00%		11/15/2045	A	4,675,000	4,190,285
Metropolitan Transportation Authority NY	4.00%		11/15/2048	A	9,825,000	8,724,131
Metropolitan Transportation Authority NY	4.00%		11/15/2049	A	6,605,000	5,857,662
Metropolitan Transportation Authority NY(d)	4.75%		11/15/2045	A	13,890,000	13,804,337
Metropolitan Transportation Authority NY	5.00%		11/15/2035	A	4,265,000	4,335,553

See Notes to Financial Statements.	93

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Transportation (continued)
Metropolitan Transportation Authority NY	5.00%	#(b)	11/15/2045	A2	$2,700,000	$2,912,696
Metropolitan Transportation Authority NY	5.25%		11/15/2055	A	10,850,000	11,066,178
Metropolitan Transportation Authority NY(d)	5.25%		11/15/2055	A	6,610,000	6,741,699
Metropolitan Transportation Authority NY	5.50%		11/15/2047	A	15,750,000	16,854,946
New Jersey Transportation Trust Fund Authority	5.25%		6/15/2050	A1	15,155,000	15,888,150
New Jersey Transportation Trust Fund Authority-State of New Jersey	4.00%		6/15/2046	A1	8,000,000	7,241,737
New Jersey Transportation Trust Fund Authority-State of New Jersey	5.00%		6/15/2042	A1	8,500,000	9,044,661
New Jersey Transportation Trust Fund Authority-State of New Jersey	5.25%		6/15/2050	A1	13,500,000	14,183,255
New Jersey Turnpike Authority	5.25%		1/1/2054	AA-	9,000,000	9,528,360
New Jersey Turnpike Authority	5.25%		1/1/2055	AA-	15,000,000	15,960,249
New York City Transitional Development Corp.-JFK NTO LLC NY AMT	5.375%		6/30/2060	Baa3	21,750,000	21,550,990
New York State Thruway Authority	4.00%		1/1/2050	A1	9,315,000	8,457,871
New York State Thruway Authority-New York State Thruway Authority	5.25%		1/1/2056	A1	7,455,000	7,459,200
New York Transportation Development Corp.-Delta Air Lines Inc AMT	4.00%		1/1/2036	Baa2	7,160,000	6,895,474
New York Transportation Development Corp.-Delta Air Lines Inc AMT	5.00%		1/1/2029	Baa2	2,955,000	3,058,749
New York Transportation Development Corp.-Delta Air Lines Inc AMT	5.00%		1/1/2030	Baa2	4,440,000	4,590,207
New York Transportation Development Corp.-Delta Air Lines Inc AMT	5.00%		1/1/2033	Baa2	12,450,000	12,759,918
New York Transportation Development Corp.-Delta Air Lines Inc AMT	5.00%		1/1/2036	Baa2	8,720,000	8,860,083
New York Transportation Development Corp.-Delta Air Lines Inc AMT	5.00%		10/1/2040	Baa2	33,350,000	33,713,081
New York Transportation Development Corp.-Delta Air Lines Inc AMT	5.625%		4/1/2040	Baa2	7,000,000	7,317,986
New York Transportation Development Corp.-Delta Air Lines Inc AMT	6.00%		4/1/2035	Baa2	16,530,000	18,179,815
New York Transportation Development Corp.-JFK International Air Terminal LLC AMT	5.00%		12/1/2039	Baa1	5,840,000	6,033,567
New York Transportation Development Corp.-JFK International Air Terminal LLC AMT	5.00%		12/1/2042	Baa1	3,270,000	3,307,520

94	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Transportation (continued)
New York Transportation Development Corp.-JFK Millennium Partners LLC AMT	5.50%	12/31/2060	BBB-	$77,500,000	$79,164,297
New York Transportation Development Corp.-JFK NTO LLC AMT	5.50%	6/30/2060	Baa3	17,185,000	17,352,492
New York Transportation Development Corp.-JFK NTO LLC AMT	6.00%	6/30/2054	Baa3	20,750,000	21,633,637
New York Transportation Development Corp.-Laguardia Gateway Partner AMT	4.00%	7/1/2041	Baa2	12,365,000	11,239,331
New York Transportation Development Corp.-Laguardia Gateway Partner AMT	4.00%	7/1/2046	Baa2	2,440,000	2,063,434
New York Transportation Development Corp.-Laguardia Gateway Partner AMT	5.25%	1/1/2050	Baa2	19,245,000	19,244,138
New York Transportation Development Corp.-Laguardia Gateway Partners LLC (AG) AMT	4.00%	1/1/2051	AA	4,740,000	4,125,188
Northern Indiana Commuter Transportation District IN	5.25%	1/1/2049	A+	4,150,000	4,400,941
Oklahoma Turnpike Authority	5.50%	1/1/2053	AA-	7,500,000	7,943,956
Oklahoma Turnpike Authority(d)	5.50%	1/1/2054	Aa3	12,500,000	13,611,020
Pennsylvania Economic Development Financing Authority-Commonwealth of Pennsylvania Motor License Fund AMT (AG)	5.75%	12/31/2062	AA	8,100,000	8,548,785
Pennsylvania Turnpike Commission	4.00%	12/1/2038	A2	3,425,000	3,432,978
Pennsylvania Turnpike Commission	4.00%	12/1/2050	A+	14,135,000	12,527,858
Pennsylvania Turnpike Commission	5.00%	6/1/2029	A2	9,000,000	9,031,090
Pennsylvania Turnpike Commission	5.25%	12/1/2053	AA-	14,250,000	15,193,779
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	4.00%	12/1/2053	A2	5,000,000	4,417,409
Port Authority of New York & New Jersey AMT	5.00%	7/15/2035	AA-	6,250,000	6,828,583
Port Authority of New York & New Jersey AMT	5.00%	7/15/2038	AA-	5,000,000	5,324,701
Port Authority of New York & New Jersey AMT	5.50%	8/1/2052	AA-	3,940,000	4,145,591
Port of Portland Airport Revenue OR AMT	5.50%	7/1/2048	AA-	6,250,000	6,602,617
Public Finance Authority-SR 400 Peach Partners LLC WI AMT	5.75%	6/30/2060	Baa3	19,240,000	19,797,304
Public Finance Authority-SR 400 Peach Partners LLC WI AMT	5.75%	12/31/2065	Baa3	32,000,000	32,926,909

See Notes to Financial Statements.	95

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Transportation (continued)
San Diego County Regional Airport Authority CA AMT	5.50%		7/1/2055	Aa3	$16,000,000	$17,063,886
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	4.00%		5/1/2049	AA-	3,465,000	3,063,274
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.25%		5/1/2049	A1	9,400,000	9,762,259
San Joaquin Hills Transportation Corridor Agency CA	5.25%		1/15/2049	A-	510,000	510,162
State of Michigan Trunk Line Revenue	5.50%		11/15/2049	AA+	15,000,000	16,283,751
Texas Private Activity Bond Surface Transportation Corp.-NTE Mobility Partners LLC AMT	5.50%		12/31/2058	Baa1	2,500,000	2,577,755
Triborough Bridge & Tunnel Authority Sales Tax Revenue NY	5.25%		5/15/2058	AA+	7,300,000	7,657,623
Tulsa Municipal Airport Trust Trustees-American Airlines Inc OK AMT	6.25%		12/1/2035	B+	2,725,000	3,119,033
Virginia Small Business Financing
Authority-95 Express Lanes LLC AMT	5.00%		1/1/2037	BBB	5,455,000	5,701,407
Total						980,487,970

Utilities 12.35%
Adelanto Public Utility Authority CA (AG)	5.00%		7/1/2039	AA	1,500,000	1,536,555
Black Belt Energy Gas District AL	4.00%	#(b)	10/1/2052	A2	11,660,000	11,801,416
Black Belt Energy Gas District AL	5.00%	#(b)	5/1/2055	Aa3	5,000,000	5,429,310
Black Belt Energy Gas District AL	5.25%	#(b)	5/1/2055	A1	3,750,000	4,091,361
Black Belt Energy Gas District AL	5.50%	#(b)	6/1/2049	A2	9,450,000	10,130,855
Black Belt Energy Gas District AL	5.50%	#(b)	11/1/2053	A2	6,665,000	7,110,558
California Community Choice Financing Authority	5.00%	#(b)	1/1/2055	A1	28,710,000	30,420,045
California Community Choice Financing Authority	5.00%	#(b)	1/1/2056	A1	2,740,000	2,936,757
California Community Choice Financing Authority	5.00%	#(b)	3/1/2056	Aa3	16,875,000	18,518,635
California Community Choice Financing Authority(d)	5.25%		11/1/2054	A2	14,000,000	15,149,410
California Pollution Control Financing Authority-Poseidon Resources Channelside LP†	5.00%		7/1/2039	Baa3	2,200,000	2,249,071

96	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Utilities (continued)
Casitas Municipal Water District CA Special Tax (BAM)	5.25%		9/1/2047	AA	$500,000	$509,601
Central Plains Energy Project NE	5.00%		9/1/2042	BBB+	3,305,000	3,491,979
City of Baltimore MD	5.00%		7/1/2039	A1	4,750,000	4,752,878
City of Baltimore MD(d)	5.25%		7/1/2047	AA-	7,190,000	7,572,692
City of Baltimore MD(d)	5.25%		7/1/2052	AA-	12,190,000	12,838,820
City of Chicago Waterworks Revenue IL (AG)	5.00%		11/1/2036	AA	3,000,000	3,081,106
City of Chicago Waterworks Revenue IL (AG)	5.00%		11/1/2037	AA	2,500,000	2,554,832
City of Compton Water Revenue CA	6.00%		8/1/2039	NR	5,500,000	5,628,955
City of Fort Lauderdale Water & Sewer Revenue FL	5.50%		9/1/2053	AA+	5,000,000	5,384,193
City of Philadelphia Water & Wastewater Revenue PA	5.25%		10/1/2052	A+	6,610,000	6,653,305
City of San Antonio Electric & Gas Systems Revenue TX	5.50%		2/1/2049	Aa2	2,000,000	2,161,187
City of San Antonio Electric & Gas Systems Revenue TX	5.50%		2/1/2050	Aa2	10,880,000	11,658,091
City of San Francisco Public Utilities Commission Water Revenue CA	5.25%		11/1/2052	Aa2	7,000,000	7,463,492
County of Jefferson Sewer Revenue AL	5.25%		10/1/2049	BBB+	10,345,000	10,679,898
County of Jefferson Sewer Revenue AL	5.50%		10/1/2053	BBB+	20,850,000	21,848,321
County of Manatee Public Utilities Revenue-County of Manatee FL Public Utilities Revenue FL	4.00%		10/1/2053	Aa1	5,820,000	5,304,984
Energy Southeast A Cooperative District AL	5.25%	#(b)	7/1/2054	A1	22,500,000	24,666,232
Energy Southeast A Cooperative District AL	5.75%	#(b)	4/1/2054	A1	10,710,000	12,005,879
Florida Development Finance Corp.-Waste Pro USA Inc AMT†	5.25%		8/1/2029	NR	1,500,000	1,560,469
Great Lakes Water Authority Sewage Disposal System Revenue MI	5.50%		7/1/2052	A+	12,000,000	12,718,414
JEA Water & Sewer System Revenue FL	5.50%		10/1/2054	AA+	5,000,000	5,383,937
Kentucky Municipal Power Agency (NATL)	5.00%		9/1/2035	Baa1	5,000,000	5,058,043
Kentucky Municipal Power Agency (NATL)	5.00%		9/1/2036	Baa1	5,000,000	5,054,887
Kentucky Public Energy Authority	4.00%	#(b)	8/1/2052	A1	15,500,000	15,860,612
Kentucky Public Energy Authority	5.25%	#(b)	4/1/2054	A1	26,455,000	29,004,685

See Notes to Financial Statements.	97

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Utilities (continued)
Los Angeles Department of Water & Power System Revenue CA (BAM)	5.00%		7/1/2053	AA	$4,500,000	$4,646,760
Lower Colorado River Authority-LCRA Transmission Services Corp TX (AG)	5.25%		5/15/2054	AA	9,000,000	9,429,202
Main Street Natural Gas, Inc. GA†	4.00%	#(b)	8/1/2052	BBB-	20,850,000	20,981,228
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue TN	5.25%		7/1/2055	AA	11,000,000	11,710,630
Municipal Electric Authority of Georgia	5.25%		1/1/2049	A2	3,475,000	3,616,590
New York City Municipal Water Finance Authority-New York City Water & Sewer System NY	3.50%		6/15/2048	AA+	5,000,000	4,225,764
New York City Municipal Water Finance Authority-New York City Water & Sewer System NY	5.25%		6/15/2047	AA+	4,500,000	4,763,588
New York City Municipal Water Finance Authority-New York City Water & Sewer System NY	5.25%		6/15/2053	AA+	9,910,000	10,456,459
New York Power Authority	4.00%		11/15/2050	Aa1	4,265,000	3,904,101
Omaha Public Power District Nebraska City Station Unit 2	5.25%		2/1/2042	A+	4,000,000	4,003,414
Paducah Electric Plant Board KY (AG)	5.00%		10/1/2035	AA	1,000,000	1,013,960
Patriots Energy Group Financing Agency SC	5.25%	#(b)	10/1/2054	A1	15,000,000	16,350,093
Philadelphia Gas Works Co.-Philadelphia Gas Works Co	5.25%		8/1/2049	A	13,000,000	13,620,086
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	4.00%		7/1/2042	NR	5,000,000	4,508,588
Salt Verde Financial Corp. AZ	5.25%		12/1/2027	A3	3,750,000	3,893,594
South Carolina Public Service Authority	5.25%		12/1/2054	A-	3,000,000	3,107,284
South Carolina Public Service Authority	5.50%		12/1/2054	A-	6,780,000	7,214,508
Southeast Alabama Gas Supply District AL	5.00%	#(b)	6/1/2049	A1	10,000,000	10,847,316
Southeast Energy Authority A Cooperative District AL	5.00%		11/1/2035	Baa1	23,000,000	24,262,162
Southeast Energy Authority A Cooperative District AL	5.00%	#(b)	10/1/2055	Aa3	9,200,000	10,041,090
Southeast Energy Authority A Cooperative District AL	5.00%		1/1/2056	A1	10,100,000	10,671,110
Southeast Energy Authority A Cooperative District AL(d)	5.00%		1/1/2056	A1	20,000,000	21,106,265
Southeast Energy Authority A Cooperative District AL	5.25%	#(b)	3/1/2055	A1	18,500,000	19,787,846

98	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2025

Investments		Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
Utilities (continued)
Southeast Energy Authority A Cooperative District AL		5.25%	#(b)	11/1/2055	A1		$5,000,000	$5,556,676
Southeast Energy Authority A Cooperative District AL		5.50%	#(b)	1/1/2053	A1		5,000,000	5,431,617
Southern California Public Power Authority	4.524% (3 mo. USD Term SOFR * 0.67 + 1.47%		)#	11/1/2038	A2		3,090,000	2,987,505
Tennergy Corp. TN		5.50%	#(b)	10/1/2053	Baa1		6,000,000	6,478,135
Tennessee Energy Acquisition Corp.		5.625%		9/1/2026	BBB	(e)	10,550,000	10,719,336
Texas Municipal Gas Acquisition & Supply Corp. IV		5.50%	#(b)	1/1/2054	A1		5,000,000	5,632,500
Total								593,238,872
Total Municipal Bonds (cost $4,854,995,839)								4,845,112,163

	Interest Rate#	Interest Rate Reset Date(g)		Final Maturity Date

SHORT-TERM INVESTMENTS 1.74%

VARIABLE RATE DEMAND NOTES 1.63%

General Obligation 1.14%
City of New York NY GO	3.850%	10/1/2025		10/1/2046	AA		27,600,000	27,600,000
City of New York NY GO	3.900%	10/1/2025		4/1/2042	AA		18,750,000	18,750,000
City of New York NY GO	3.900%	10/1/2025		4/1/2042	AA		8,425,000	8,425,000
Total								54,775,000

Utilities 0.49%
Development Authority of Appling County-Georgia Power Co	4.000%	10/1/2025		9/1/2041	A		8,700,000	8,700,000
New York City Municipal Water Finance Authority-New York City Water & Sewer System NY	3.590%	10/15/2025		6/15/2055	AA+		5,000,000	5,000,000
New York City Municipal Water Finance Authority-New York City Water & Sewer System NY	3.700%	10/15/2025		6/15/2033	AA+		1,865,000	1,865,000
New York City Municipal Water Finance Authority-New York City Water & Sewer System NY	3.700%	11/15/2025		6/15/2050	AA+		8,305,000	8,305,000
Total								23,870,000
Total Variable Rate Demand Notes (cost $78,645,000)								78,645,000

See Notes to Financial Statements.	99

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2025

Investments	Principal Amount	Fair Value
REPURCHASE AGREEMENTS 0.11%
Repurchase Agreement dated 9/30/2025, 3.750% due 10/1/2025 with Fixed Income Clearing Corp. collateralized by $5,164,000 of U.S. Treasury Note at 3.750% due 4/30/2027; value: $5,250,376; proceeds: $5,147,936 (cost $5,147,400)	$5,147,400	$5,147,400
Total Short-Term Investments (cost $83,792,400)		83,792,400
Total Investments in Securities 102.59% (cost $4,938,788,239)		4,928,904,563
Other Assets and Liabilities – Net(h) (2.59)%		124,513,814
Net Assets 100.00%		$4,804,390,749

AG	Insured by–Assured Guaranty, inc.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by–Build America Mutual.
FHLMC	Insured by-Federal Home Loan Mortgage Corporation.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
GTD	Guaranteed.
NATL	Insured by-National Public Finance Guarantee Corporation.
NR	Not Rated.
PSF	Permanent School Fund.
SIFMA	Insured by–Securities Industry and Financial Markets Association.
SOFR	Secured Overnight Financing Rate.
TCRS	Transferable Custodial Receipts.
TRIPS	Tax Refund Intercept Programs.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At September 30, 2025, the total value of Rule 144A securities was $345,291,435, which represents 7.19% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2025.
(a)	Unaudited.
(b)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(c)	Defaulted (non-income producing security).
(d)	Municipal Bonds Held in Trust-Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 2(e) to Financial Statements for details of Municipal Bonds Held in Trust.
(e)	This investment has been rated by Fitch IBCA.
(f)	Securities purchased on a when-issued basis (See Note 2(h)).
(g)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand
Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.
(h)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on futures contracts as follows:

Futures Contracts at September 30, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Long Bond	December 2025	516	Short	$(58,607,295)	$(60,162,375)	$(1,555,080)

100	See Notes to Financial Statements.

Schedule of Investments (concluded)

NATIONAL TAX FREE FUND September 30, 2025

The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds(3)	$–	$4,845,112,163	$–	$4,845,112,163
Short-Term Investments
Variable Rate Demand Notes	–	78,645,000	–	78,645,000
Repurchase Agreements	–	5,147,400	–	5,147,400
Total	$–	$4,928,904,563	$–	$4,928,904,563
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(1,555,080)	–	–	(1,555,080)
Total	$(1,555,080)	$–	$–	$(1,555,080)

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Includes Municipal Bonds held in Trust 2(e).

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the year.

See Notes to Financial Statements.	101

Schedule of Investments

HIGH INCOME MUNICIPAL BOND FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
LONG-TERM INVESTMENTS 100.96%

CORPORATE BONDS 0.05%

Health Care Services 0.05%
Care New England Health System (cost $1,958,415)	5.50%		9/1/2026	BB-		$2,000,000	$1,996,800

MUNICIPAL BONDS 100.91%

Corporate-Backed 16.51%
Arkansas Development Finance Authority-Big River Steel LLC AMT†	4.50%		9/1/2049	BB+		26,635,000	25,553,534
Arkansas Development Finance Authority-Hybar LLC AMT†	6.875%		7/1/2048	NR		10,550,000	11,343,835
Arkansas Development Finance Authority-Hybar LLC AMT†	7.375%		7/1/2048	NR		16,800,000	18,230,029
Arkansas Development Finance Authority-United States Steel Corp AMT	5.45%		9/1/2052	BB+		5,500,000	5,498,813
Arkansas Development Finance Authority-US Steel Corp AMT	5.70%		5/1/2053	BB+		17,250,000	17,521,889
Avenir Community Development District FL 5.375%			5/1/2043	NR		3,230,000	3,267,914
Avenir Community Development District FL 5.625%			5/1/2054	NR		3,830,000	3,868,885
Baldwin County Industrial Development Authority-Novelis Corp AL AMT†	5.00%	#(b)	6/1/2055	BB		11,250,000	11,516,277
Boggy Creek Improvement District FL	5.125%		5/1/2043	NR		1,775,000	1,793,680
Boggy Creek Improvement District FL	5.375%		5/1/2053	NR		4,300,000	4,322,631
Cabot Citrus Farms Community Development District FL	5.25%		3/1/2029	NR		3,800,000	3,842,210
California Infrastructure & Economic Development Bank-Desertxpress Enterprises LLC AMT†	9.50%	#(b)	1/1/2065	NR		43,500,000	39,843,486
City of Henderson-Pratt Paper LLC KY AMT†	4.70%		1/1/2052	NR		5,500,000	5,120,469
City of Houston Airport System Revenue-United Airlines Inc TX AMT	4.00%		7/15/2041	BB	(c)	4,475,000	4,068,133
City of Houston Airport System Revenue-United Airlines Inc TX AMT	5.00%		7/1/2029	BB+		15,040,000	15,044,157
City of Valparaiso-Pratt Paper LLC AMT IN†	5.00%		1/1/2054	NR		7,775,000	7,550,544
Crosswinds East Community Development District FL	5.50%		5/1/2044	NR		1,000,000	1,009,166
Crosswinds East Community Development District FL	5.75%		5/1/2054	NR		1,500,000	1,510,125

102	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH INCOME MUNICIPAL BOND FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Corporate-Backed (continued)
Downtown Doral South Community Development District FL†	4.75%		12/15/2038	NR	$625,000	$629,402
East Nassau Stewardship District Special Assessment 2025 FL	6.25%		5/1/2056	NR	11,700,000	12,036,070
Florida Development Finance Corp.-Waste pro USA Inc AMT†	6.125%	#(b)	7/1/2032	NR	9,000,000	9,091,947
Gas Worx Community Development District-Gas Worx Community Development District Series 2025 Special Assessments FL†	5.75%		5/1/2045	NR	1,000,000	1,014,799
Gas Worx Community Development District-Gas Worx Community Development District Series 2025 Special Assessments FL†	6.00%		5/1/2057	NR	2,250,000	2,279,871
Grapevine Wash Local District-Grapevine Wash Local District Assessment Area No 1 UT†	5.25%		12/1/2044	NR	8,000,000	7,693,834
Greater Orlando Aviation Authority-JetBlue Airways Corp FL	5.00%		11/15/2036	NR	5,570,000	5,570,033
Hobe-St Lucie Conservancy District Unit of Development No 1A FL	5.60%		5/1/2044	NR	1,840,000	1,873,187
Hobe-St Lucie Conservancy District Unit of Development No 1A FL	5.875%		5/1/2055	NR	5,500,000	5,579,569
Hoover Industrial Development Board-United States Steel Corp AL AMT	5.75%		10/1/2049	BB+	17,770,000	17,960,127
Illinois Finance Authority-LRS Holdings LLC AMT†	7.375%	#(b)	9/1/2042	NR	10,000,000	11,101,739
Indiana Finance Authority-United States Steel Corp AMT	6.75%		5/1/2039	BB+	3,500,000	3,891,636
Industrial Development Board of The City of Kingsport Tennessee-Domtar Paper Co LLC TN AMT†	5.25%	#(b)	12/1/2054	B1	5,000,000	5,082,070
Iowa Finance Authority-Howmet Aerospace Inc	4.75%		8/1/2042	BBB+	14,780,000	14,634,767
Jefferson County Port Authority-JSW Steel USA Ohio Inc OH†	5.00%	#(b)	12/1/2053	Ba1	12,500,000	12,646,710
Jefferson County Port Authority-JSW Steel USA Ohio Inc OH AMT†	3.50%		12/1/2051	Ba1	9,450,000	7,174,724
KD52 Community Development District No. 1 Series 2025 Assessment FL	5.875%		5/1/2045	NR	2,800,000	2,777,135
KD52 Community Development District No. 1 Series 2025 Assessment FL	6.125%		5/1/2056	NR	4,315,000	4,292,112
Lakewood Ranch Stewardship District Series 2025 Assessment Southeast FL	6.00%		5/1/2056	NR	3,565,000	3,639,427

See Notes to Financial Statements.	103

Schedule of Investments (continued)

HIGH INCOME MUNICIPAL BOND FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Corporate-Backed (continued)
Louisiana Public Facilities Authority-Waste Pro USA Inc AMT†	6.50%	#(b)	10/1/2053	NR	$3,745,000	$3,941,416
Louisiana Public Facilities Authority-Waste Pro USA Inc AMT†	6.75%	#(b)	10/1/2053	NR	2,000,000	2,117,720
Maryland Economic Development Corp.(d)	5.00%		12/1/2016	NR	3,430,000	2,298,100
Miami-Dade County Industrial Development Authority-CFC MB I LLC FL†	6.25%		1/1/2059	NR	8,000,000	8,002,140
Mission Economic Development Corp.-Natgasoline LLC TX AMT†	4.625%		10/1/2031	BB-	12,055,000	12,069,444
Mobile County Industrial Development Authority-AM/NS Calvert LLC AL AMT	4.75%		12/1/2054	BBB	15,810,000	14,635,333
Mobile County Industrial Development Authority-AM/NS Calvert LLC AL AMT	5.00%		6/1/2054	BBB	19,065,000	18,361,280
New Hampshire Business Finance Authority-Covanta Holding Corp AMT†	4.875%		11/1/2042	B-	17,000,000	15,714,616
New Jersey Economic Development Authority-United Airlines Inc	5.25%		9/15/2029	BB+	12,155,000	12,171,734
New Jersey Economic Development Authority-United Airlines Inc	5.50%		6/1/2033	BB+	6,960,000	6,971,421
New York City Industrial Development Agency-Queens Ballpark Co LLC NY (AG)	3.00%		1/1/2046	AA	10,335,000	7,839,774
New York City Industrial Development Agency-TRIPS Obligated Group NY	5.00%		7/1/2028	BBB+	3,400,000	3,401,072
New York Liberty Development Corp.-3 World Trade Center LLC†	5.00%		11/15/2044	NR	11,700,000	11,700,042
New York Liberty Development Corp.-3 World Trade Center LLC†	5.15%		11/15/2034	NR	5,100,000	5,105,497
New York Liberty Development Corp.-3 World Trade Center LLC†	5.375%		11/15/2040	NR	5,000,000	5,000,883
New York Liberty Development Corp.-7 World Trade Center II LLC	3.125%		9/15/2050	Aaa	2,500,000	1,864,484
New York Transportation Development Corp.-American Airlines Inc AMT	5.00%		8/1/2026	B+	680,000	680,143
New York Transportation Development Corp.-American Airlines Inc AMT	5.00%		8/1/2031	B+	32,495,000	32,501,073
New York Transportation Development Corp.-Delta Air Lines Inc AMT	5.00%		10/1/2035	Baa2	10,500,000	10,974,436
Niagara Area Development Corp.-Reworld Holding Corp NY AMT†	4.75%		11/1/2042	B-	13,000,000	11,839,415
Normandy Community Development District Assessment Area One FL†	5.55%		5/1/2054	NR	2,475,000	2,372,741

104	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH INCOME MUNICIPAL BOND FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Corporate-Backed (continued)
Ohio Air Quality Development Authority-AMG Vanadium LLC AMT†	5.00%		7/1/2049	B3	$33,290,000	$30,507,109
Parish of Beauregard-OfficeMax Inc LA	6.80%		2/1/2027	NR	5,000,000	5,011,154
Parish of St. James-NuStar Logistics LP LA†	6.10%	#(b)	6/1/2038	BB+	6,375,000	6,897,295
Parish of St. James-NuStar Logistics LP LA†	6.10%	#(b)	12/1/2040	BB+	2,750,000	2,977,065
Parish of St. James-NuStar Logistics LP LA†	6.35%		7/1/2040	BB+	5,000,000	5,431,513
Parish of St. James-NuStar Logistics LP LA†	6.35%		10/1/2040	BB+	7,690,000	8,353,263
Peninsula Town Center Community Development Authority VA†	4.50%		9/1/2045	NR	1,375,000	1,251,565
Pennsylvania Economic Development Financing Authority-New NGC Inc AMT	5.50%		11/1/2044	NR	1,000,000	1,000,215
Polk County Industrial Development Authority-Mineral Development LLC FL†(d)	5.875%		1/1/2033	NR	7,020,000	3,861,000
Port of Beaumont Navigation District-Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group TX AMT†	5.125%		1/1/2044	NR	1,500,000	1,447,868
Port of Beaumont Navigation District-Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group TX AMT†	5.25%		1/1/2054	NR	19,750,000	18,812,205
Prairie Center Metropolitan District No. 3 CO GO	5.875%		12/15/2046	NR	3,125,000	3,261,310
Public Finance Authority-Sky Harbour Capital LLC Obligated Group WI AMT	4.25%		7/1/2054	NR	28,335,000	23,591,877
Public Finance Authority-TRIPS Obligated Group WI AMT	5.00%		7/1/2042	BBB+	11,000,000	11,000,266
Public Finance Authority WI†	5.375%		12/15/2032	NR	3,180,000	3,180,522
Savannah Georgia Convention Center Authority	5.25%		6/1/2061	BBB-	1,200,000	1,195,440
Savannah Georgia Convention Center Authority†	6.25%		6/1/2061	NR	6,250,000	6,261,333
Southwestern Illinois Development Authority-United States Street Corp	5.75%		8/1/2042	BB+	2,500,000	2,500,697
Spring Valley Community Infrastructure District No. 1 ID†	6.25%		9/1/2053	NR	7,000,000	7,124,377
State of Nevada Department of Business & Industry-Desertxpress Enterprises LLC AMT†	9.50%	#(b)	1/1/2065	NR	13,750,000	12,571,897
Town of Rumford-OfficeMax Inc ME	6.875%		10/1/2026	NR	1,500,000	1,503,353
Tulsa Airports Improvement Trust-American Airlines Inc OK AMT	5.50%		12/1/2035	NR	2,700,000	2,700,678
Tulsa Municipal Airport Trust Trustees-American Airlines Inc OK AMT	6.25%		12/1/2040	B+	3,900,000	4,340,463

See Notes to Financial Statements.	105

Schedule of Investments (continued)

HIGH INCOME MUNICIPAL BOND FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Corporate-Backed (continued)
Village Community Development District No 15 Series 2024 Special Assessment FL†	4.80%		5/1/2055	NR	$4,250,000	$4,038,119
Virginia Small Business Financing Authority-Covanta Holding Corp AMT†	5.00%	#(b)	1/1/2048	B-	3,150,000	2,961,406
West Pace Cooperative District AL(d)	9.125%		5/1/2039	NR	13,770,000	6,885,000
West Virginia Economic Development Authority-Core Natural Resources Inc AMT†	5.45%	#(b)	1/1/2055	NR	5,300,000	5,531,153
Total						683,635,843

Education 9.77%
Arizona Industrial Development Authority-Academies of Math & Science Obligated Group†	5.625%		7/1/2048	BB+	2,235,000	2,214,171
Arizona Industrial Development Authority-Academies of Math & Science Obligated Group†	5.75%		7/1/2053	BB+	3,000,000	2,974,935
Arlington Higher Education Finance Corp.-BASIS Texas Charter Schools Inc TX†	5.875%		6/15/2065	Ba2	7,250,000	7,303,582
Build NYC Resource Corp.-East Harlem Scholars Academy Charter School Obligated Group NY†	5.75%		6/1/2052	BB	1,250,000	1,228,423
Build NYC Resource Corp.-East Harlem Scholars Academy Charter School Obligated Group NY†	5.75%		6/1/2062	BB	3,750,000	3,620,277
California Infrastructure & Economic Development Bank(e)	5.25%		5/15/2059	AA	4,560,000	4,879,396
California Municipal Finance Authority-California Baptist University†	5.625%		11/1/2054	NR	500,000	506,394
California Municipal Finance Authority-SDORI Charter School Properties LLC†	5.625%		3/1/2045	B+	11,500,000	10,388,776
California Municipal Finance Authority-Westside Neighborhood School†	6.20%		6/15/2054	BB	2,650,000	2,763,265
California Municipal Finance Authority-Westside Neighborhood School†	6.375%		6/15/2064	BB	5,000,000	5,235,083
Camden County Improvement Authority-KIPP Cooper Norcross Obligated Group NJ	6.00%		6/15/2062	BBB	2,535,000	2,622,337
Capital Trust Agency, Inc.-Renaissance Charter School Inc Series 2019 Obligated Group FL†	5.00%		6/15/2039	NR	1,950,000	1,862,106
Capital Trust Agency, Inc.-Renaissance Charter School Inc Series 2019 Obligated Group FL†	5.00%		6/15/2049	NR	9,815,000	8,738,216

106	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH INCOME MUNICIPAL BOND FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
Education (continued)
Capital Trust Agency, Inc.-Southeastern University Obligated Group FL†	6.375%	5/1/2053	BB		$6,150,000	$6,214,497
Capital Trust Authority-Kipp Miami Obligated Group FL†	5.625%	6/15/2044	BB		815,000	820,798
Capital Trust Authority-Kipp Miami Obligated Group FL†	6.00%	6/15/2054	BB		1,155,000	1,167,556
Capital Trust Authority-Kipp Miami Obligated Group FL†	6.125%	6/15/2060	BB		800,000	809,179
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.75%	4/1/2048	A	(c)	8,500,000	8,845,455
Chicago Board of Education IL GO	4.00%	12/1/2043	BB+		2,975,000	2,389,876
Chicago Board of Education IL GO	4.00%	12/1/2047	BB+		35,665,000	27,267,226
City of Jacksonville-Jacksonville University FL†	5.00%	6/1/2053	NR		6,500,000	5,363,133
Clarksville Public Educational Facilities Board-University of the Ozarks AR	6.00%	8/1/2044	NR		1,000,000	1,021,797
Clarksville Public Educational Facilities Board-University of the Ozarks AR	6.25%	8/1/2049	NR		1,195,000	1,222,087
Clarksville Public Educational Facilities Board-University of the Ozarks AR	6.25%	8/1/2056	NR		2,000,000	2,031,635
Cleveland-Cuyahoga County Port Authority OH†	5.875%	1/1/2049	NR		1,450,000	1,427,199
Clifton Higher Education Finance Corp.-International Leadership of Texas Inc (PSF-GTD)	5.25%	2/15/2049	Aaa		8,015,000	8,382,506
Colorado Educational & Cultural Facilities Authority†	5.75%	4/1/2059	BB		2,250,000	2,171,303
Colorado Educational & Cultural Facilities Authority†	5.80%	4/1/2054	BB		3,200,000	3,139,662
Columbus-Franklin County Finance Authority-Ohio Dominican University	6.50%	3/1/2048	NR		4,830,000	3,151,518
Columbus-Franklin County Finance Authority-Ohio Dominican University	6.50%	3/1/2053	NR		3,500,000	2,219,245
County of Tuscarawas-Ashland University OH	6.00%	3/1/2045	NR		5,000,000	4,806,966
Development Authority of Cobb County-MT Bethel Christian Academy Inc GA†	6.25%	6/1/2055	BB+		2,655,000	2,709,880
Development Authority of Cobb County-MT Bethel Christian Academy Inc GA†	6.25%	6/1/2064	BB+		2,150,000	2,179,424
Development Authority of The City of Marietta-Life University Inc GA†	5.00%	11/1/2047	Ba3		3,480,000	2,995,964

See Notes to Financial Statements.	107

Schedule of Investments (continued)

HIGH INCOME MUNICIPAL BOND FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Education (continued)
Development Authority Of The City Of Marietta-Life University Inc GA†	5.00%	11/1/2037	Ba3	$13,000,000	$12,362,700
District of Columbia-Catholic University of America/The	5.75%	10/1/2055	A-	5,000,000	5,295,013
Florida Development Finance Corp.-Renaissance Charter School Inc†	6.75%	6/15/2053	NR	8,000,000	8,375,069
Florida Development Finance Corp.-Renaissance Charter School Inc Series 2020C/D Obligated Group†	5.00%	9/15/2040	NR	1,505,000	1,403,619
Florida Development Finance Corp.-Renaissance Charter School Inc Series 2025 Obligated Group†	6.00%	6/15/2055	Ba1	2,600,000	2,628,239
Florida Development Finance Corp.-Renaissance Charter School Inc Series 2025 Obligated Group†	6.125%	6/15/2050	Ba1	2,600,000	2,669,442
Florida Higher Educational Facilities Financial Authority-Jacksonville University†	5.00%	6/1/2048	NR	9,000,000	7,707,777
Florida Higher Educational Facilities Financing Authority-Keiser University Obligated Group†	6.25%	7/1/2055	BB+	47,500,000	47,235,349
Illinois Finance Authority-Benedictine University	5.00%	10/1/2038	BB	3,700,000	3,154,345
Illinois Finance Authority-DePaul College Prep†	5.50%	8/1/2043	BB+	1,360,000	1,410,710
Illinois Finance Authority-DePaul College Prep†	5.625%	8/1/2053	BB+	4,500,000	4,583,413
Illinois Finance Authority-Illinois Institute of Technology†	5.875%	9/1/2046	BB+	9,250,000	9,187,325
Industrial Development Authority of the City of Phoenix Arizona-BASIS Schools Inc Obligated Group AZ†	5.00%	7/1/2045	BB+	7,200,000	6,807,875
Iowa Higher Education Loan Authority-University of Dubuque	5.25%	10/1/2040	BBB-	2,000,000	2,069,413
Iowa Higher Education Loan Authority-University of Dubuque	6.00%	10/1/2055	BBB-	3,775,000	3,947,286
Louisiana Public Facilities Authority-Acadiana Renaissance Charter Academy†	6.00%	6/15/2059	NR	2,200,000	2,198,728
Louisiana Public Facilities Authority-Lafayette Renaissance Charter Academy†	6.375%	6/15/2053	NR	8,000,000	8,070,868
Maricopa County Industrial Development Authority-Morrison Education Group Obligated Group AZ†	6.25%	7/1/2044	NR	3,490,000	3,538,510

108	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH INCOME MUNICIPAL BOND FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Education (continued)
Maricopa County Industrial Development Authority-Morrison Education Group Obligated Group AZ†	6.50%	7/1/2054	NR	$5,660,000	$5,713,044
Maricopa County Industrial Development Authority-Morrison Education Group Obligated Group AZ†	6.625%	7/1/2059	NR	3,125,000	3,163,471
Maricopa County Industrial Development Authority-Morrison Education Group Obligated Group AZ†	6.75%	7/1/2063	NR	1,000,000	1,015,849
Maricopa County Industrial Development Authority-Ottawa University AZ†	5.25%	10/1/2040	NR	3,000,000	2,500,293
Maricopa County Industrial Development Authority-Ottawa University AZ†	5.50%	10/1/2051	NR	7,915,000	6,085,702
Massachusetts Development Finance Agency-Emerson College	5.00%	10/1/2043	Baa3	15,915,000	14,899,894
Massachusetts Development Finance Agency-Suffolk University	5.25%	7/1/2055	Baa3	3,000,000	2,971,524
Massachusetts Development Finance Agency-Suffolk University	6.00%	7/1/2050	Baa3	1,000,000	1,068,426
Massachusetts School Building Authority	3.00%	8/15/2050	AA+	5,000,000	3,731,885
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board-Lipscomb University Obligated Group TN	5.25%	10/1/2058	BBB-	2,255,000	2,126,107
Middlesex County Improvement Authority-Rutgers The State University of New Jersey(e)	5.00%	8/15/2053	Aa3	15,000,000	15,570,781
New York St Dorm Auth Revenues Nyshgr(e)	5.25%	7/1/2055	AA-	14,750,000	15,531,699
New York State Dormitory Authority-Yeshiva University	5.00%	7/15/2042	BBB-	3,725,000	3,727,324
Ohio Higher Educational Facility Commission-Xavier University	5.25%	5/1/2049	Baa1	2,805,000	2,851,658
Public Finance Authority-Triad Math & Science Academy Co WI	5.25%	6/15/2065	BBB-	2,000,000	1,899,951
Public Finance Authority-Triad Math & Science Academy Co WI	5.50%	6/15/2055	BBB-	1,050,000	1,052,549
Public Finance Authority-UMA Education Inc WI†	5.00%	10/1/2034	BB+	2,610,000	2,671,362
Public Finance Authority-UMA Education Inc WI†	5.00%	10/1/2039	BB+	8,250,000	8,257,505
Public Finance Authority-Wingate University WI	5.25%	10/1/2043	BBB-	2,000,000	1,939,879

See Notes to Financial Statements.	109

Schedule of Investments (continued)

HIGH INCOME MUNICIPAL BOND FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Education (continued)
Sierra Vista Industrial Development Authority-American Leadership Academy Inc AZ†	5.00%		6/15/2054	NR	$4,790,000	$4,287,481
Sierra Vista Industrial Development Authority-American Leadership Academy Inc AZ†	5.00%		6/15/2059	NR	1,050,000	925,705
Sierra Vista Industrial Development Authority-American Leadership Academy Inc AZ†	5.00%		6/15/2064	NR	2,580,000	2,243,990
Sierra Vista Industrial Development Authority-American Leadership Academy Inc AZ†	5.75%		6/15/2058	NR	19,000,000	18,878,117
Washington State Housing Finance Commission-Seattle Academy of Arts & Sciences†	6.25%		7/1/2059	BBB	2,250,000	2,418,471
Washington State Housing Finance Commission-Seattle Academy of Arts & Sciences†	6.375%		7/1/2063	BBB	1,525,000	1,645,125
Total						404,497,340

General Obligation 7.55%
American Samoa Economic Development Authority	6.625%		9/1/2035	Ba3	2,275,000	2,279,367
American Samoa Economic Development Authority†	7.125%		9/1/2038	Ba3	7,020,000	7,463,528
California Community Choice Financing Authority	5.25%	#(b)	1/1/2054	Baa1	5,500,000	5,870,599
Chicago Board of Education IL GO	4.00%		12/1/2041	BB+	11,150,000	9,331,219
Chicago Board of Education IL GO	5.00%		12/1/2034	BB+	9,515,000	9,656,331
Chicago Board of Education IL GO	5.00%		12/1/2036	BB+	4,000,000	3,969,002
Chicago Board of Education IL GO	5.75%		12/1/2050	BB+	10,000,000	9,838,498
Chicago Board of Education IL GO	5.875%		12/1/2047	BB+	6,750,000	6,793,885
Chicago Board of Education IL GO	6.00%		12/1/2049	BB+	4,875,000	4,970,952
Chicago Board of Education IL GO	6.25%		12/1/2050	BB+	9,500,000	9,903,311
Chicago Board of Education IL GO	6.50%		12/1/2046	BB+	5,000,000	5,046,152
Chicago Board of Education IL GO†	6.75%		12/1/2030	BB+	2,000,000	2,112,516
Chicago Board of Education IL GO	7.00%		12/1/2044	BB+	13,895,000	13,899,067
Chicago Board of Education IL GO†	7.00%		12/1/2046	BB+	6,560,000	6,682,410
City of Chicago IL GO	6.00%		1/1/2050	BBB	8,500,000	8,854,390
City of Horace ND GO	4.50%		5/1/2039	Baa3	1,250,000	1,254,231
City of Horace ND GO	5.00%		5/1/2050	Baa3	1,350,000	1,328,054

110	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH INCOME MUNICIPAL BOND FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
General Obligation (continued)
Commonwealth of Puerto Rico GO	Zero Coupon	#(b)	11/1/2043	NR	$10,923,633	$7,236,907
Commonwealth of Puerto Rico GO	4.00%		7/1/2041	NR	19,219,000	17,229,422
Commonwealth of Puerto Rico GO	4.00%		7/1/2046	NR	47,246,156	40,833,799
County of Pasco-State of Florida Cigarette Tax Revenue (AG)	5.75%		9/1/2054	AA	2,000,000	2,134,903
Grant County Public Hospital District No. 1 WA GO	5.125%		12/1/2052	Baa2	4,750,000	4,710,348
Grapevine Wash Local District-Grapevine Wash Local District Residential Facilities Fee Revenue UT GO†	6.00%		3/1/2055	NR	17,335,000	15,976,116
Idaho Falls Auditorium District COPS†	5.25%		5/15/2051	NR	16,700,000	15,708,541
Metropolitan Government Nashville & Davidson County Sports Authority TN (AG)	5.25%		7/1/2048	AA	3,975,000	4,171,501
Mida Cormont Public Infrastructure District UT GO†	Zero Coupon		6/1/2055	NR	4,850,000	4,035,491
Mida Cormont Public Infrastructure District UT GO†	6.25%		6/1/2055	NR	2,000,000	2,086,055
New York State Urban Development Corp.-State of New York Sales Tax Revenue	3.00%		3/15/2049	Aa1	10,000,000	7,405,044
Pennsylvania Economic Development Financing Authority-Commonwealth of Pennsylvania Department of Transportation AMT	6.00%		6/30/2061	Baa2	23,480,000	24,653,063
State of Illinois GO	5.25%		5/1/2045	A-	2,500,000	2,605,588
State of Illinois GO	5.50%		5/1/2039	A-	8,280,000	8,792,348
State of Illinois GO	5.50%		10/1/2039	A-	4,000,000	4,348,666
State of Illinois GO	5.50%		3/1/2042	A-	5,250,000	5,592,456
State of Illinois GO	5.50%		3/1/2047	A-	15,270,000	15,980,765
State of Illinois GO	5.50%		5/1/2047	A-	6,000,000	6,283,241
STC Metropolitan District No. 2 CO GO†	6.25%		12/1/2055	NR	6,500,000	6,608,695
University City Industrial Development Authority MO	4.875%		6/15/2036	NR	1,060,000	1,072,995
University City Industrial Development Authority MO	5.50%		6/15/2042	NR	6,000,000	5,968,076
Total						312,687,532

Health Care 26.11%
Antelope Valley Healthcare District Obligated Group CA	5.00%		3/1/2041	BBB	4,000,000	3,841,245
Antelope Valley Healthcare District Obligated Group CA	5.00%		3/1/2046	BBB	3,300,000	2,998,464

See Notes to Financial Statements.	111

Schedule of Investments (continued)

HIGH INCOME MUNICIPAL BOND FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
Health Care (continued)
Antelope Valley Healthcare District Obligated Group CA	5.25%	3/1/2036	BBB		$1,000,000	$1,004,144
Arizona Industrial Development Authority-Navajo Health Foundation-Sage Memorial Hospital Inc Obligated Group†	7.625%	5/1/2054	NR		13,750,000	15,252,445
Astoria Hospital Facilities Authority-Columbia Lutheran Charities Obligated Group OR	5.25%	8/1/2049	BBB		5,195,000	5,212,481
Astoria Hospital Facilities Authority-Columbia Lutheran Charities Obligated Group OR	5.25%	8/1/2054	BBB		8,350,000	8,345,617
Atlanta Development Authority-Georgia ProtonCare Center Inc(d)	6.00%	1/1/2023	NR		2,000,000	1,140,000
Atlanta Development Authority-Georgia ProtonCare Center Inc(d)	6.75%	1/1/2035	NR		1,500,000	855,000
Atlanta Development Authority-Georgia ProtonCare Center Inc(d)	7.00%	1/1/2040	NR		4,000,000	2,280,000
Berks County Municipal Authority-Tower Health Obligated Group PA	Zero Coupon	6/30/2044	NR		23,200,000	16,419,647
Berks County Municipal Authority-Tower Health Obligated Group PA	5.00%	6/30/2039	NR		43,616,000	39,491,798
Berks County Municipal Authority-Tower Health Obligated Group PA	6.00%	6/30/2034	NR		3,253,832	3,404,515
Berks County Municipal Authority-Tower Health Obligated Group PA	8.00%	6/30/2034	NR		6,493,734	6,414,183
Bucks County Industrial Development Authority-Grand View Hospital/Sellersville Obligated Group PA	4.00%	7/1/2046	BBB+		24,575,000	21,489,068
Bucks County Industrial Development Authority-Grand View Hospital/Sellersville PA Obligated Group PA	5.00%	7/1/2054	BBB+		1,000,000	975,635
Buffalo & Erie County Industrial Land Development Corp.-Catholic Health System Obligated Group NY	4.00%	7/1/2045	B-		2,880,000	2,354,300
Buffalo & Erie County Industrial Land Development Corp.-Catholic Health System Obligated Group NY	5.00%	7/1/2040	B-		11,020,000	10,542,367
California Municipal Finance Authority-Community Health Centers of The Central Coast Inc	5.75%	12/1/2055	BBB	(c)	5,000,000	5,055,837
California Municipal Finance Authority-Community Hospitals of Central California Obligated Group	3.00%	2/1/2046	BBB+		5,000,000	3,650,332

112	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH INCOME MUNICIPAL BOND FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Health Care (continued)
California Municipal Finance Authority-Palomar Health Obligated Group COPS†	5.00%	11/1/2027	B	$2,435,000	$2,298,093
California Public Finance Authority-Kendal At Ventura†	10.00%	5/15/2028	NR	6,500,000	6,725,629
California Public Finance Authority-Kendal At Ventura†	12.00%	5/15/2028	NR	1,000,000	1,072,330
California Public Finance Authority-QSH/LB LLC†	6.50%	6/1/2055	NR	2,840,000	2,913,389
California Public Finance Authority-QSH/LB LLC†	6.625%	6/1/2065	NR	8,750,000	8,987,650
California Public Finance Authority-QSH/MB LLC†	6.75%	7/1/2065	NR	14,815,000	15,721,826
California Statewide Communities Development Authority-Loma Linda University Medical Center Obligated Group†	5.25%	12/1/2048	BB	4,080,000	4,039,616
California Statewide Communities Development Authority-Loma Linda University Medical Obligated Group†	5.00%	12/1/2041	BB	1,700,000	1,700,638
California Statewide Communities Development Authority-Loma Linda University Medical Obligated Group†	5.00%	12/1/2046	BB	6,000,000	5,679,527
California Statewide Communities Development Authority-Loma Linda University Medical Obligated Group	5.25%	12/1/2044	BB	12,840,000	12,839,716
California Statewide Communities Development Authority-Loma Linda University Medical Obligated Group†	5.25%	12/1/2056	BB	36,625,000	35,352,666
California Statewide Communities Development Authority-Loma Linda University Medical Obligated Group	5.50%	12/1/2054	BB	13,695,000	13,694,189
California Statewide Communities Development Authority-Loma Linda University Medical Obligated Group†	5.50%	12/1/2058	BB	37,035,000	36,957,452
Capital Projects Finance Authority-Trilogy Community Development Foundation Inc Obligated Group FL†	7.125%	1/1/2065	NR	6,250,000	6,209,607
Capital Projects Finance Authority-Trilogy Community Development Foundation Inc Obligated Group FL†	7.25%	1/1/2055	NR	4,000,000	4,060,725
Capital Trust Authority-Convivial St Petersburg LLC FL†	12.00%	10/3/2029	NR	6,000,000	6,146,455

See Notes to Financial Statements.	113

Schedule of Investments (continued)

HIGH INCOME MUNICIPAL BOND FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
Health Care (continued)
Chester County Health & Education Facilities Authority-Immaculata University PA	5.00%	11/1/2037	BB-	(c)	$4,000,000	$3,655,590
Chester County Health & Education Facilities Authority-Immaculata University PA	5.00%	11/1/2046	BB-	(c)	4,150,000	3,445,012
City of Blaine-Crest View Obligated Group MN(d)	6.125%	7/1/2050	NR		4,468,580	2,457,719
City of Colby KS-Citizens Medical Center Inc	5.50%	7/1/2026	NR		7,400,000	7,411,082
City of Fruita Healthcare Revenue-Lower Valley Hospital Association Obligated Group CO†	5.50%	1/1/2048	NR		16,350,000	15,593,909
City of Jacksonville-Genesis Health Inc Obligated Group FL	5.00%	11/1/2050	A-		6,635,000	6,495,920
City of Wichita-Presbyterian Manors Obligated Group KS	5.75%	5/15/2045	NR		2,000,000	1,914,339
County of Cuyahoga-MetroHealth System OH	5.50%	2/15/2057	Baa2		4,900,000	4,889,999
County of Howard-Columbia Vantage House Corp MD	5.00%	4/1/2044	NR		1,955,000	1,724,849
County of Howard-Columbia Vantage House Corp MD	5.00%	4/1/2046	NR		7,000,000	6,090,716
County of Muskingum-Genesis Healthcare Obligated Group OH	5.00%	2/15/2033	BB+		2,765,000	2,771,616
County of Muskingum-Genesis Healthcare Obligated Group OH	5.00%	2/15/2044	BB+		15,000,000	14,424,923
County of Okaloosa-AIR Force Enlisted Village Inc Obligated Group FL†(f)	5.75%	5/15/2060	NR		1,685,000	1,698,078
County of Washington-Marietta Area Health Care Inc Obligated Group OH	6.75%	12/1/2052	NR		16,600,000	17,146,995
County of Wilson-Wilson County Hospital KS	5.60%	9/1/2036	NR		3,530,000	3,082,031
Crawford County Hospital Authority-Meadville Medical Center Obligated Group PA	6.00%	6/1/2046	NR		2,225,000	2,231,451
Crawford County Hospital Authority-Meadville Medical Center Obligated Group PA	6.00%	6/1/2051	NR		2,600,000	2,603,600
Denver Health & Hospital Authority CO	5.25%	12/1/2045	BBB		3,700,000	3,706,938
Denver Health & Hospital Authority CO	6.00%	12/1/2055	BBB		1,250,000	1,340,609

114	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH INCOME MUNICIPAL BOND FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Health Care (continued)
Doylestown Hospital Authority-Doylestown Hospital Obligated Group PA†	5.375%	7/1/2039	NR	$2,000,000	$2,169,476
Duluth Economic Development Authority-Essentia Health Obligated Group MN	5.25%	2/15/2058	A-	12,000,000	12,064,721
Duluth Economic Development Authority-St Luke’s Hospital of Duluth Obligated MN	5.25%	6/15/2052	AA-	5,500,000	5,701,065
Florida Local Government Finance Commission-Ponte Vedra Pine Co LLC Obligated Group†	6.75%	11/15/2055	NR	3,000,000	3,092,093
Florida Local Government Finance Commission-Ponte Vedra Pine Co LLC Obligated Group†	6.875%	11/15/2064	NR	6,000,000	6,194,344
Glendale Industrial Development Authority-Beatitudes Campus Obligated Group AZ	5.00%	11/15/2036	NR	1,500,000	1,186,079
Glendale Industrial Development Authority-Beatitudes Campus Obligated Group AZ	5.00%	11/15/2040	NR	3,000,000	2,218,641
Grays Harbor County Public Hospital District No. 1 WA	6.875%	12/1/2049	BB+	7,500,000	8,301,029
Grays Harbor County Public Hospital District No. 1 WA	6.875%	12/1/2053	BB+	8,000,000	8,796,290
Holmes County Hospital Corp. FL(d)	5.75%	11/1/2026	NR	2,775,000	2,721,819
Holmes County Hospital Corp. FL	6.00%	11/1/2038	NR	7,115,000	6,145,190
Idaho Health Facilities Authority-North Canyon Medical Center Inc	7.00%	11/1/2048	NR	8,000,000	8,493,187
Idaho Health Facilities Authority-North Canyon Medical Center Inc	7.125%	11/1/2057	NR	7,000,000	7,455,112
Industrial Development Authority of the County of Pima-La Posada at Park Centre Inc Obligated Group AZ†	6.875%	11/15/2052	NR	4,000,000	4,206,347
Industrial Development Authority of the County of Pima-La Posada at Park Centre Inc Obligated Group AZ†	7.00%	11/15/2057	NR	5,500,000	5,806,898
Jefferson County Public Hospital District No. 2 WA	6.875%	12/1/2053	NR	10,000,000	10,238,032
King County Public Hospital District No. 4 WA	6.25%	12/1/2045	NR	4,000,000	3,999,921
King County Public Hospital District No. 4 WA(f)	7.00%	12/1/2060	NR	25,200,000	25,482,479
Kremmling Memorial Hospital District CO†	6.375%	12/1/2049	NR	4,495,000	4,300,811
Kremmling Memorial Hospital District CO†	6.625%	12/1/2056	NR	6,125,000	5,914,699

See Notes to Financial Statements.	115

Schedule of Investments (continued)

HIGH INCOME MUNICIPAL BOND FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Health Care (continued)
Louisiana Local Government Environmental Facilities & Community Development Authority-St James Place of Baton Rouge Obligated Group	6.25%	11/15/2045	NR	$6,100,000	$5,982,568
Magnolia West Community Development District FL	5.35%	5/1/2037	NR	180,000	181,238
Maryland Health & Higher Educational Facilities Authority(e)	5.00%	7/1/2054	A+	4,230,000	4,371,976
Maryland Health & Higher Educational Facilities Authority(e)	5.25%	7/1/2054	A+	4,300,000	4,444,119
Massachusetts Development Finance Agency-Beth Israel Lahey Health Obligated Group (AG)	5.50%	7/1/2055	AA	12,000,000	12,800,368
Massachusetts Development Finance Agency-Care Communities LLC Obligated Group MA†	6.50%	7/15/2060	NR	16,500,000	16,588,887
Massachusetts Development Finance Agency-Tufts Medicine Obligated Group	4.00%	7/1/2044	BBB-	10,920,000	9,280,847
Massachusetts Development Finance Agency-Tufts Medicine Obligated Group	5.00%	7/1/2044	BBB-	3,000,000	2,914,704
Massachusetts Development Finance Agency-Tufts Medicine Obligated Group	8.50%	10/1/2026	BBB-	8,905,000	8,917,060
Michigan Finance Authority Provident Group-HFH Energy LLC	5.50%	2/28/2049	A3	1,100,000	1,156,569
Monroe County Hospital Authority-Centurion Foundation Lehigh Valley LLC PA†	5.10%	6/15/2039	NR	20,000,000	19,605,006
Moon Industrial Development Authority-Baptist Homes Society Obligated Group PA	6.00%	7/1/2045	NR	9,250,000	8,804,477
New Hampshire Business Finance Authority	5.43%	8/15/2035	NR	10,760,000	10,842,927
New Hampshire Business Finance Authority-Centurion Foundation Wilkens Avenue LLC	5.00%	9/15/2035	NR	9,820,000	9,802,530
New Hampshire Business Finance Authority-NFA UH SPV LLC†	5.625%	12/15/2033	NR	3,705,000	3,802,861
New Hampshire Business Finance Authority-NFA UH SPV LLC†	6.25%	12/15/2038	NR	4,045,000	4,172,987
New Hope Cultural Education Facilities Finance Corp.-Bella Vida Forefront Living Obligated Group TX	6.50%	10/1/2055	NR	2,180,000	2,239,106
New Hope Cultural Education Facilities Finance Corp.-Bella Vida Forefront Living Obligated Group TX	6.50%	10/1/2060	NR	1,875,000	1,918,804

116	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH INCOME MUNICIPAL BOND FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
Health Care (continued)
New Hope Cultural Education Facilities Finance Corp.-SLF CHP LLC TX†	6.50%	7/1/2056	NR		$19,600,000	$18,196,077
New Jersey Economic Development Authority-Bancroft Neurohealth Obligated Group	5.00%	6/1/2036	NR		1,500,000	1,501,981
New Jersey Health Care Facilities Financing Authority-RWJ Barnabas Health Obligated Group	3.00%	7/1/2051	AA-		3,690,000	2,797,231
New York State Dormitory Authority-Catholic Health System Obligated Group	4.00%	7/1/2045	B-		15,500,000	12,510,283
New York State Dormitory Authority-White Plains Hospital Obligated Group	5.25%	10/1/2049	BBB-		3,000,000	3,028,144
New York State Dormitory Authority-White Plains Hospital Obligated Group (AG)	5.50%	10/1/2054	AA		6,500,000	6,803,716
Niagara Area Development Corp.-Catholic Health System Obligated Group NY	4.50%	7/1/2052	B-		3,490,000	2,905,855
Niagara Area Development Corp.-Catholic Health System Obligated Group NY	5.00%	7/1/2052	B-		8,545,000	7,695,810
Norman Regional Hospital Authority-Norman Regional Hospital Authority Obligated Group OK	4.00%	9/1/2037	CCC		2,960,000	1,998,068
Norman Regional Hospital Authority-Norman Regional Hospital Authority Obligated Group OK	5.00%	9/1/2045	CCC		1,050,000	866,830
Oklahoma Development Finance Authority-OU Medicine Obligated Group	5.00%	8/15/2038	BB+		6,015,000	6,107,612
Oklahoma Development Finance Authority-OU Medicine Obligated Group	5.25%	8/15/2048	BB+		21,795,000	21,802,624
Oklahoma Development Finance Authority-OU Medicine Obligated Group	5.45%	8/15/2028	BB+		3,000,000	2,960,870
Oklahoma Development Finance Authority-OU Medicine Obligated Group	5.50%	8/15/2044	NR		1,300,000	1,302,172
Oklahoma Development Finance Authority-OU Medicine Obligated Group	5.50%	8/15/2052	BB+		15,000,000	15,053,354
Oklahoma Development Finance Authority-OU Medicine Obligated Group	5.50%	8/15/2057	BB+		23,690,000	23,742,331
Onondaga Civic Development Corp.-Crouse Health Hospital Inc Obligated Group NY	5.375%	8/1/2054	B+	(c)	4,000,000	3,321,120
Pennsylvania Higher Educational Facilities Authority-University of Pennsylvania Health System Obligated Group/The	5.50%	8/15/2055	AA		4,150,000	4,469,653

See Notes to Financial Statements.	117

Schedule of Investments (continued)

HIGH INCOME MUNICIPAL BOND FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Health Care (continued)
Philadelphia Authority for Industrial Development-Greater Philadelphia Health Action Inc PA	6.50%		6/1/2045	NR	$2,485,000	$2,465,832
Philadelphia Authority for Industrial Development-Greater Philadelphia Health Action Inc PA	6.625%		6/1/2050	NR	3,415,000	3,372,038
Public Finance Authority-Bancroft Neurohealth Obligated Group†	5.125%		6/1/2048	NR	7,345,000	6,805,764
Public Finance Authority-Bancroft Neurohealth Obligated Group WI†	4.625%		6/1/2036	NR	4,380,000	4,285,504
Public Finance Authority-Lehigh Valley Health Network Inc WI†	7.25%		12/1/2042	NR	8,750,000	8,777,759
Public Finance Authority-Lehigh Valley Health Network Inc WI†	7.50%		12/1/2052	NR	8,650,000	8,748,726
Public Finance Authority-Munificent Behavioral Hospitals I Inc Obligated Group WI†	7.25%		1/1/2061	NR	13,000,000	13,832,235
Public Finance Authority-Proton International Alabama LLC WI†(d)	6.85%		10/1/2047	NR	3,000,000	300,000
Public Finance Authority-Proton Intl-Delray LLC WI†(d)	6.85%		11/1/2046	NR	2,000,000	1,100,000
Public Finance Authority-QCF Behavioral Hospitals I Obligated Group WI†	Zero Coupon		7/1/2064	NR	534,160,000	5,893,868
Public Finance Authority-QCF Behavioral Hospitals I Obligated Group WI†	7.50%		7/1/2059	NR	13,650,000	15,259,556
Public Finance Authority-RBS Evolution LLC WI†	10.00%		11/1/2038	NR	13,100,000	14,711,963
Rhode Island Health & Educational Building Corp.-Care New England Health System Obligated Group	5.00%		9/1/2031	BB-	3,000,000	3,014,777
Roanoke County Economic Development Authority-Friendship Foundation	5.50%	#(b)	9/1/2058	NR	10,615,000	10,510,663
Shelby County Health Educational & Housing Facilities Board-Luke Inc Obligated Group TN	5.75%		10/1/2059	NR	11,500,000	7,705,093
Skagit County Public Hospital District No. 1 WA	5.50%		12/1/2054	Baa3	5,680,000	5,801,989
South Carolina Jobs-Economic Development Authority-Beaufort Memorial Hospital Obligated Group	5.50%		11/15/2044	BB	2,575,000	2,602,558

118	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH INCOME MUNICIPAL BOND FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
Health Care (continued)
South Carolina Jobs-Economic Development Authority-Beaufort Memorial Hospital Obligated Group	5.75%	11/15/2054	BB		$5,335,000	$5,482,030
South Carolina Jobs-Economic Development Authority-Hampton Regional Medical Center Obligated Group	5.00%	11/1/2042	NR		3,815,000	3,388,992
South Carolina Jobs-Economic Development Authority-Hampton Regional Medical Center Obligated Group	5.00%	11/1/2046	NR		6,070,000	5,221,090
South Carolina Jobs-Economic Development Authority-Kiawah Life Plan Village Inc	5.75%	11/15/2029	NR		3,500,000	3,500,846
South Carolina Jobs-Economic Development Authority-Kiawah Life Plan Village Inc	7.50%	11/15/2053	NR		9,000,000	9,476,486
South Carolina Jobs-Economic Development Authority-Kiawah Life Plan Village Inc	7.75%	11/15/2058	NR		17,600,000	18,748,794
Southeastern Ohio Port Authority-Marietta Area Healthcare Inc Obligated Group	5.50%	12/1/2043	B	(c)	5,025,000	4,530,145
Stamford Housing Authority-TJH Senior Living LLC Obligated Group CT	6.25%	10/1/2060	NR		1,000,000	985,566
Stamford Housing Authority-TJH Senior Living LLC Obligated Group CT	6.50%	10/1/2055	NR		2,200,000	2,227,880
Tarrant County Cultural Education Facilities Finance Corp TX(e)	5.00%	7/1/2053	A1		9,550,000	9,706,368
Upper San Juan Health Service District Medical Center Revenue CO	6.00%	6/1/2041	NR		2,225,000	2,188,959
Upper San Juan Health Service District Medical Center Revenue CO	6.125%	6/1/2046	NR		3,015,000	2,921,406
West Virginia Hospital Finance Authority-Vandalia Health Inc Obligated Group	6.00%	9/1/2048	BBB+		2,060,000	2,236,052
West Virginia Hospital Finance Authority-Vandalia Health Inc Obligated Group	6.00%	9/1/2053	BBB+		3,250,000	3,505,777
Westchester County Health Care Corp Obligated Group NY (AG)	5.00%	11/1/2047	AA		3,325,000	3,400,702
Westchester County Health Care Corp Obligated Group NY (AG)	5.75%	11/1/2053	AA		2,250,000	2,394,362
Westchester County Health Care Corp Obligated Group NY (AG)	6.50%	11/1/2055	AA		2,500,000	2,812,336
Westchester County Local Development Corp.-Westchester County Health Care Corp Obligated Group NY	6.50%	11/1/2030	NR		5,000,000	5,204,279

See Notes to Financial Statements.	119

Schedule of Investments (continued)

HIGH INCOME MUNICIPAL BOND FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
Health Care (continued)
Westchester County Local Development Corp.-Westchester County Health Care Corp Obligated Group NY	7.25%	11/1/2045	NR		$5,000,000	$5,352,416
Westchester County Local Development Corp.-Westchester County Health Care Corp Obligated Group NY	7.50%	11/1/2055	NR		12,000,000	12,846,035
Wisconsin Health & Educational Facilities Authority-Centurion Foundation Se Wisconsin LLC	5.00%	9/15/2035	NR		7,320,000	7,520,414
Wisconsin Health & Educational Facilities Authority-Centurion Foundation Se Wisconsin LLC	5.00%	9/15/2035	NR		2,425,000	2,487,972
Wisconsin Health & Educational Facilities Authority-Chiara Housing & Services Inc Obligated Group	5.625%	7/1/2045	NR		8,000,000	7,935,089
Wisconsin Health & Educational Facilities Authority-Chiara Housing & Services Inc Obligated Group	6.00%	7/1/2060	NR		2,500,000	2,500,856
Wisconsin Health & Educational Facilities Authority-Chiara Housing & Services Inc Obligated Group	6.625%	7/1/2060	NR		4,300,000	4,446,885
Wisconsin Health & Educational Facilities Authority-Marshfield Clinic Health System Obligated Group	5.50%	2/15/2054	A+		9,750,000	10,330,516
Wisconsin Health & Educational Facilities Authority-Marshfield Clinic Health System Obligated Group (BAM)	5.25%	2/15/2054	AA		1,250,000	1,318,027
Wisconsin Health & Educational Facilities Authority-Sauk-Prairie Memorial Hospital Inc Obligated Group	5.375%	2/1/2048	Ba2		4,000,000	3,788,302
Wisconsin Health & Educational Facilities Authority-Wisconsin Masonic Home Obligated Group	5.75%	8/15/2059	BBB-	(c)	2,380,000	2,420,610
Total						1,081,258,477

Housing 5.11%
California Community Housing Agency Arbors Apartments†	5.00%	8/1/2050	NR		10,630,000	9,827,005
California Community Housing Agency Summit at Sausalito Apartments†	3.00%	2/1/2057	NR		14,310,000	9,577,483
California Community Housing Agency Summit at Sausalito Apartments†	4.00%	2/1/2050	NR		16,345,000	12,241,019

120	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH INCOME MUNICIPAL BOND FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Housing (continued)
California Municipal Finance Authority-Ascent 613†	5.375%	1/1/2055	NR	$2,500,000	$2,406,902
California Municipal Finance Authority-Ascent 613†	5.50%	1/1/2060	NR	2,000,000	1,944,774
California Public Finance Authority-P3 Irvine SL Holdings LLC Obligated Group†	6.375%	6/1/2059	NR	17,700,000	16,502,991
California Public Finance Authority-P3 Irvine SL Holdings LLC Obligated Group†	6.50%	6/1/2054	NR	15,100,000	14,530,528
Capital Projects Finance Authority-Provident Group-Continuum Properties LLC FL	5.00%	11/1/2038	Baa3	1,000,000	1,018,080
Capital Projects Finance Authority-Provident Group-Continuum Properties LLC FL	5.00%	11/1/2040	Baa3	1,000,000	996,943
Capital Projects Finance Authority-Provident Group-Continuum Properties LLC FL	5.00%	11/1/2048	Baa3	1,350,000	1,286,992
Capital Projects Finance Authority-Provident Group-Continuum Properties LLC FL	5.00%	11/1/2053	Baa3	1,770,000	1,662,601
Capital Projects Finance Authority-Provident Group-Continuum Properties LLC FL	5.00%	11/1/2058	Baa3	1,750,000	1,623,952
CMFA Special Finance Agency CA†	4.00%	12/1/2045	NR	9,650,000	7,519,835
CSCDA Community Improvement Authority Dublin CA†	4.00%	2/1/2057	NR	4,500,000	3,308,626
CSCDA Community Improvement Authority Jefferson Platinum Triangle Apartments CA†	3.125%	8/1/2056	NR	6,500,000	4,770,952
CSCDA Community Improvement Authority Orange Portfolio CA†	4.00%	3/1/2057	NR	3,500,000	2,517,887
CSCDA Community Improvement Authority Pasadena Portfolio CA†	4.00%	12/1/2056	NR	13,250,000	9,993,472
CSCDA Community Improvement Authority Westgate Apartments CA†	3.00%	6/1/2047	NR	14,640,000	10,099,502
CSCDA Community Improvement Authority Westgate Apartments CA†	4.00%	6/1/2057	NR	25,980,000	7,734,540
Indiana Finance Authority-CHF-Tippecanoe LLC	5.375%	6/1/2064	BBB-	5,450,000	5,480,758
Indiana Finance Authority-SFP-PUFW I LLC	5.00%	7/1/2054	BBB-	1,445,000	1,433,332
Indiana Finance Authority-SFP-PUFW I LLC	5.00%	7/1/2059	BBB-	1,400,000	1,376,731
Indiana Finance Authority-SFP-PUFW I LLC	5.25%	7/1/2064	BBB-	3,975,000	3,993,137

See Notes to Financial Statements.	121

Schedule of Investments (continued)

HIGH INCOME MUNICIPAL BOND FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
Housing (continued)
Iowa Finance Authority-Lifespace Communities Inc Obligated Group	7.50%		5/15/2053	BBB	(c)	$5,750,000	$6,367,741
Knox County Health Educational & Housing Facility Board-Provident Group-UTK Properties LLC TN (BAM)	5.25%		7/1/2049	AA		2,500,000	2,580,293
Maryland Economic Development Corp.	5.75%		7/1/2053	BBB-		2,000,000	2,088,020
Maryland Economic Development Corp.	6.00%		7/1/2058	BBB-		5,000,000	5,276,203
Massachusetts Development Finance Agency-PRG Medford Properties Inc	5.25%		6/1/2060	A		3,000,000	3,069,829
Massachusetts Development Finance Agency-PRG Medford Properties Inc	5.25%		6/1/2065	A		2,125,000	2,171,184
New Hampshire Business Finance Authority†	4.168%	#(b)	1/20/2041	NR		2,750,000	2,074,555
New Hampshire Business Finance Authority	5.75%		4/28/2042	BBB		4,750,000	4,901,874
New Jersey Economic Development Authority-Provident Group-Rowan Properties LLC	5.00%		1/1/2048	B1		500,000	467,805
Palm Beach County School District-Lifespace Communities Inc Obligated Group FL	7.50%		5/15/2053	BBB	(c)	1,000,000	1,109,175
Palm Beach County School District-Lifespace Communities Inc Obligated Group FL	7.625%		5/15/2058	BBB	(c)	2,000,000	2,226,327
Public Finance Authority-CHF-Manoa LLC WI†	5.75%		7/1/2053	BBB-		11,540,000	11,543,888
Public Finance Authority-CHF-Manoa LLC WI†	5.75%		7/1/2063	BBB-		9,870,000	9,729,345
Vail Home Partners Corp. CO†	5.875%		10/1/2055	NR		2,500,000	2,527,502
Vail Home Partners Corp. CO†	6.00%		10/1/2064	NR		5,250,000	5,316,973
Virginia Beach Development Authority-Westminster-Canterbury on Chesapeake Bay Obligated Group	7.00%		9/1/2053	BB+	(c)	8,000,000	8,766,243
Washington State Housing Finance Commission-Provident Group-SH II Properties LLC (BAM)†	5.25%		7/1/2064	AA		2,500,000	2,506,738
Washington State Housing Finance Commission-Provident Group-SH I Properties LLC	5.00%		7/1/2054	BBB-		2,000,000	1,977,868
Washington State Housing Finance Commission-Provident Group-SH I Properties LLC	5.50%		7/1/2044	BBB-		1,350,000	1,411,928

122	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH INCOME MUNICIPAL BOND FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Housing (continued)
Washington State Housing Finance Commission-Provident Group-SH I Properties LLC	5.50%		7/1/2049	BBB-	$1,000,000	$1,035,818
Washington State Housing Finance Commission-Provident Group-SH I Properties LLC	5.50%		7/1/2059	BBB-	2,500,000	2,565,532
Total						211,562,883

Lease Obligations 0.51%
City of Charlotte NC	3.00%		6/1/2048	AA+	12,715,000	9,538,128
Kansas City Industrial Development Authority-City of Kansas City MO Historic Northeast Redevelopment Area MO†	5.00%		6/1/2046	NR	2,790,000	2,672,108
Kansas City Industrial Development Authority-City of Kansas City MO Historic Northeast Redevelopment Area MO†	5.00%		6/1/2054	NR	1,525,000	1,407,333
New Jersey Economic Development Authority-NYNJ Link Borrower LLC AMT	5.375%		1/1/2043	A-	1,175,000	1,175,927
New Jersey Economic Development Authority-NYNJ Link Borrower LLC AMT	5.625%		1/1/2052	A-	6,500,000	6,504,716
Total						21,298,212

Other Revenue 3.27%
Allentown Neighborhood Improvement Zone Development Authority PA†	6.00%		5/1/2042	NR	3,425,000	3,406,515
Anson Education Facilities Corp.-Arlington Classics Academy TX	5.00%		8/15/2045	BBB-	2,250,000	2,193,377
Arizona Industrial Development Authority-Odyssey Preparatory Academy Inc†	5.50%		7/1/2052	BB-	2,850,000	2,643,487
Arlington Higher Education Finance Corp.-Newman International Academy TX	5.50%		8/15/2046	NR	5,000,000	3,957,199
Capital Trust Agency, Inc.-Educational Growth Fund FL†	5.00%		7/1/2056	NR	18,350,000	15,893,814
Capital Trust Agency, Inc.-Franklin Academy Series 2020 Obligated Group FL†	5.00%		12/15/2050	NR	10,000,000	8,762,220
Chester County Industrial Development Authority-Collegium Charter School PA	5.25%		10/15/2047	BB	7,210,000	6,464,899
Commonwealth of Puerto Rico	Zero Coupon	#(b)	11/1/2051	NR	796,127	269,688
Commonwealth of Puerto Rico GO	Zero Coupon	#(b)	11/1/2051	NR	17,025,048	11,513,189
County of Broward FL Convention Center Hotel Revenue(e)	5.50%		1/1/2055	AA	17,000,000	17,902,439

See Notes to Financial Statements.	123

Schedule of Investments (continued)

HIGH INCOME MUNICIPAL BOND FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Other Revenue (continued)
Florida Development Finance Corp.-Franklin Academy Series 2016 Obligated Group†	5.00%	7/15/2046	NR	$4,000,000	$3,644,803
Florida Development Finance Corp.-Palm Bay Academy Inc†	Zero Coupon	5/15/2037	NR	940,000	9
Florida Development Finance Corp.-Palm Bay Academy Inc†	6.375%	5/15/2037	NR	2,575,000	2,329,295
Florida Development Finance Corp.-Palm Bay Academy Inc†	6.375%	5/15/2037	NR	1,220,000	122,000
Florida Development Finance Corp.-Renaissance Charter School Inc Series 2020C/D Obligated Group†	5.00%	9/15/2050	NR	3,505,000	3,006,691
GDB Debt Recovery Authority of Puerto Rico	7.50%	8/20/2040	NR	362,050	351,145
Industrial Development Authority of the City of Phoenix Arizona-BASIS Schools Inc Obligated Group AZ†	5.00%	7/1/2046	BB+	5,130,000	4,806,120
Industrial Development Authority of the County of Pima-Edkey Inc Obligated Group AZ†(d)	5.00%	7/1/2049	NR	6,000,000	4,800,000
Industrial Development Authority of the County of Pima-Edkey Inc Obligated Group AZ†(d)	5.00%	7/1/2055	NR	4,000,000	3,200,000
Maryland Economic Development Corp.(d)	5.00%	12/1/2031	NR	10,700,000	7,169,000
Maryland Economic Development Corp.(d)	5.25%	12/1/2031	NR	3,000,000	2,010,000
Michigan Finance Authority-Bradford Academy	4.30%	9/1/2030	NR	650,000	619,195
Michigan Finance Authority-Bradford Academy	4.80%	9/1/2040	NR	1,845,000	1,545,294
Michigan Finance Authority-Bradford Academy	5.00%	9/1/2050	NR	3,010,000	2,331,853
Michigan Public Educational Facilities Authority-Crescent Academy	7.00%	10/1/2036	NR	535,000	535,306
Plymouth Educational Center Charter School MI	5.375%	11/1/2030	NR	1,425,000	712,500
Public Finance Authority-Inperium Inc Obligated Group WI†	5.50%	12/1/2044	NR	2,500,000	2,486,064
Public Finance Authority-Inperium Inc Obligated Group WI†	5.75%	12/1/2054	NR	12,000,000	11,890,341
Utah Charter School Finance Authority-Freedom Academy Foundation†	5.375%	6/15/2048	NR	5,150,000	4,683,994

124	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH INCOME MUNICIPAL BOND FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Other Revenue (continued)
Washington State Convention Center Public Facilities District	3.00%	7/1/2058	Baa1	$2,400,000	$1,561,585
Washington State Convention Center Public Facilities District	4.00%	7/1/2058	Baa1	6,000,000	4,838,102
Total					135,650,124

Pollution Control 0.30%
Pennsylvania Economic Development Financing Authority-Noble Environmental Inc PA†	6.875%	9/1/2047	NR	12,000,000	12,301,676

Special Tax 4.37%
Allentown Neighborhood Improvement Zone Development Authority PA†	6.00%	5/1/2042	NR	10,620,000	10,999,867
Arborwood Community Development District FL	6.90%	5/1/2036	NR	545,000	545,388
Arborwood Community Development District FL	6.90%	5/1/2036	NR	25,000	25,014
Babcock Ranch Community Independent Special District FL	5.00%	5/1/2053	NR	4,000,000	3,783,472
Babcock Ranch Community Independent Special District Series 2024 Assessment Area FL†	5.00%	5/1/2044	NR	1,375,000	1,352,944
Babcock Ranch Community Independent Special District Series 2024 Assessment Area FL†	5.25%	5/1/2055	NR	2,000,000	1,979,438
Black Desert Public Infrastructure District Black Desert Assessment Area No 1 UT†	5.625%	12/1/2053	NR	15,435,000	15,476,475
Celebration Pointe Community Development District No. 1 FL(d)	3.375%	5/1/2041	NR	3,970,000	3,176,000
Celebration Pointe Community Development District No. 1 FL(d)	5.00%	5/1/2048	NR	6,555,000	5,244,000
City of North Las Vegas-City of North Las Vegas Special Improvement Dist No 67 Apex Moonwater West NV†	6.50%	6/1/2045	NR	6,495,000	6,503,771
City of North Las Vegas-City of North Las Vegas Special Improvement Dist No 67 Apex Moonwater West NV†	6.75%	6/1/2055	NR	8,440,000	8,456,807
County of Denton Green Meadows Public Improvement District Impt Area #1 TX†	5.625%	12/31/2055	NR	2,725,000	2,780,415

See Notes to Financial Statements.	125

Schedule of Investments (continued)

HIGH INCOME MUNICIPAL BOND FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Special Tax (continued)
County of Denton Green Meadows Public Improvement District Major Impt Area TX†	5.875%	12/31/2045	NR	$2,500,000	$2,549,380
County of Denton Green Meadows Public Improvement District Major Impt Area TX†	6.125%	12/31/2055	NR	3,100,000	3,171,085
Fairfield Community Facilities District-City of Fairfield Community Facilities District No 2023-1 Area No 1 CA	5.00%	9/1/2049	NR	4,205,000	4,253,506
Grandview Industrial Development Authority MO Tax Allocation(d)	5.75%	12/1/2028	NR	1,000,000	640,000
Industrial Development Authority of the City of St. Louis Missouri	4.375%	11/15/2035	NR	3,585,000	3,276,693
Industrial Development Authority of the City of St. Louis Missouri	4.75%	11/15/2047	NR	11,095,000	9,541,445
Inland Valley Development Agency CA Tax Allocation	5.25%	9/1/2037	A+	3,375,000	3,401,771
Lakewood Ranch Stewardship District FL	6.30%	5/1/2054	NR	4,450,000	4,657,167
Mida Mountain Village Public Infrastructure District-Mountain Village Assessment Area No 2 UT†	4.00%	8/1/2050	NR	7,845,000	6,562,572
Mida Mountain Village Public Infrastructure District UT†	5.00%	8/1/2050	NR	3,500,000	3,386,835
Military Installation Development Authority UT	4.00%	6/1/2052	NR	10,000,000	8,034,974
New York City Transitional Finance Authority(e)	5.50%	5/1/2052	AAA	11,600,000	12,562,660
New York Transportation Dev. Corp.(e)	6.00%	6/30/2055	Baa3	20,000,000	21,205,876
New York Transportation Development Corp(e)	6.00%	6/30/2050	Baa3	6,500,000	6,922,029
Peninsula Town Center Community Development Authority VA†	5.00%	9/1/2037	NR	875,000	880,874
Peninsula Town Center Community Development Authority VA†	5.00%	9/1/2045	NR	6,350,000	6,169,874
Rocky Mountain Rail Park Metropolitan District CO GO†	5.00%	12/1/2041	NR	2,000,000	1,898,853
Rocky Mountain Rail Park Metropolitan District CO GO†	5.00%	12/1/2051	NR	7,020,000	6,300,614
Stone Canyon Community Improvement District MO(d)	5.70%	4/1/2022	NR	1,485,000	311,850
Tern Bay Community Development District FL	5.375%	5/1/2037	NR	330,000	330,259
Town of Bridgeville-Heritage Shores Special Development District DE†	5.625%	7/1/2053	NR	3,045,000	3,092,856

126	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH INCOME MUNICIPAL BOND FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Special Tax (continued)
Westview South Community Development District FL	5.375%	5/1/2043	NR	$1,230,000	$1,241,368
Westview South Community Development District FL	5.375%	5/1/2043	NR	1,000,000	1,009,242
Westview South Community Development District FL	5.60%	5/1/2053	NR	1,840,000	1,854,767
Westview South Community Development District FL	5.625%	5/1/2053	NR	995,000	1,007,591
Wolf Creek Infrastructure Financing District No. 1 Wolf Creek Assessment Area 1 UT	5.75%	12/1/2044	NR	6,265,000	6,344,976
Total					180,932,708

Tax Revenue 4.45%
Allentown Neighborhood Improvement Zone Development Authority PA†	5.375%	5/1/2042	NR	5,200,000	5,215,086
American Samoa Economic Development Authority†	6.50%	9/1/2028	Ba3	1,755,000	1,845,424
City of Garden City-City of Garden City STAR Bond District KS†	5.375%	6/1/2039	NR	1,125,000	1,126,241
City of Reno-County of Washoe NV Sales Tax Revenue NV†	Zero Coupon	7/1/2058	NR	20,500,000	3,224,105
City of Reno-County of Washoe NV Sales Tax Revenue NV†	Zero Coupon	7/1/2058	NR	18,500,000	2,164,724
City of Sparks NV†	2.75%	6/15/2028	Baa2	200,000	196,672
County of Monongalia-Monongalia County Building Commission Development District No 4 WV Tax Allocation†	5.00%	6/1/2033	NR	395,000	412,337
County of Monongalia-Monongalia County Building Commission Development District No 4 WV Tax Allocation†	5.75%	6/1/2043	NR	875,000	912,160
County of Monongalia-Monongalia County Building Commission Development District No 4 WV Tax Allocation†	6.00%	6/1/2053	NR	1,535,000	1,600,929
Dallas Area Rapid Transit TX	3.00%	12/1/2047	AA+	5,000,000	3,802,562
Downtown Revitalization Public Infrastructure District-City of Salt Lake City UT Revitalization Sales Tax Revenue UT (AG)	5.50%	6/1/2055	AA	6,760,000	7,240,977
Downtown Revitalization Public Infrastructure District-City of Salt Lake City UT Revitalization Sales Tax Revenue UT (AG)	5.50%	6/1/2055	AA	4,500,000	4,802,058

See Notes to Financial Statements.	127

Schedule of Investments (continued)

HIGH INCOME MUNICIPAL BOND FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Tax Revenue (continued)
Metropolitan Pier & Exposition Authority IL (NATL)	Zero Coupon	12/15/2037	A	$10,000,000	$5,979,133
Mida Mountain Village Public Infrastructure District-Military Installation Development Auth Military Recreation Fac Project Area UT Tax Allocation†	5.75%	6/15/2044	NR	860,000	868,208
Mida Mountain Village Public Infrastructure District-Military Installation Development Auth Military Recreation Fac Project Area UT Tax Allocation†	6.00%	6/15/2054	NR	4,035,000	4,102,633
New York Liberty Development Corp. TCRS (BAM)	3.00%	2/15/2042	AA	4,115,000	3,418,667
New York State Dormitory Authority-State of New York Personal Income Tax Revenue	3.00%	3/15/2049	Aa1	2,505,000	1,842,130
New York State Dormitory Authority-State of New York Personal Income Tax Revenue(e)	5.25%	3/15/2052	Aa1	12,610,000	13,281,581
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2033	NR	3,965,000	2,984,578
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	15,225,000	14,584,140
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	124,000	118,780
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.75%	7/1/2053	NR	59,706,000	56,193,144
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.00%	7/1/2058	NR	44,960,000	43,458,026
Washington State Convention Center Public Facilities District	3.00%	7/1/2048	Baa1	6,710,000	4,812,497
Total					184,186,792

Taxable Revenue-Water & Sewer 0.57%
City of Chicago IL Waterworks Revenue(e)	5.50%	11/1/2062	AA	20,290,000	21,389,625
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	4.00%	7/1/2047	NR	2,500,000	2,108,796
Total					23,498,421

Tobacco 6.49%
Buckeye Tobacco Settlement Financing Authority OH	5.00%	6/1/2055	NR	102,230,000	87,382,830
California Statewide Financing Authority	Zero Coupon	6/1/2046	NR	26,325,000	6,530,985

128	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH INCOME MUNICIPAL BOND FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Tobacco (continued)
California Statewide Financing Authority†	Zero Coupon	6/1/2055	NR	$42,500,000	$2,549,035
District of Columbia Tobacco Settlement Financing Corp.	Zero Coupon	6/15/2046	NR	4,780,000	1,008,046
District of Columbia Tobacco Settlement Financing Corp.	Zero Coupon	6/15/2055	NR	21,000,000	2,008,205
District of Columbia Tobacco Settlement Financing Corp.	Zero Coupon	6/15/2055	NR	100,000,000	8,531,620
Erie Tobacco Asset Securitization Corp. NY†	Zero Coupon	6/1/2060	NR	30,000,000	1,192,965
Golden State Tobacco Securitization Corp. CA	Zero Coupon	6/1/2066	NR	240,775,000	25,644,199
Inland Empire Tobacco Securitization Corp.-Inland Empire Tobacco Securitization Corp CA	Zero Coupon	6/1/2036	CCC	19,000,000	9,045,784
Inland Empire Tobacco Securitization Corp. CA†	Zero Coupon	6/1/2057	CCC	47,000,000	3,037,135
Michigan Tobacco Settlement Finance Authority	Zero Coupon	6/1/2058	NR	93,300,000	2,306,842
Monroe Tobacco Asset Securitization Corp. NY†	Zero Coupon	6/1/2061	NR	22,900,000	986,241
Nassau County Tobacco Settlement Corp. NY	Zero Coupon	6/1/2060	NR	50,000,000	2,879,015
Nassau County Tobacco Settlement Corp. NY	5.00%	6/1/2035	CCC+	3,170,000	2,709,746
Nassau County Tobacco Settlement Corp. NY	5.25%	6/1/2026	CCC+	3,218,190	3,179,344
Rockland Tobacco Asset Securitization Corp. NY†	Zero Coupon	8/15/2060	NR	41,035,000	2,896,628
Silicon Valley Tobacco Securitization Authority CA	Zero Coupon	6/1/2036	NR	10,000,000	5,533,715
Silicon Valley Tobacco Securitization Authority CA	Zero Coupon	6/1/2041	NR	8,000,000	2,875,051
Silicon Valley Tobacco Securitization Authority CA	Zero Coupon	6/1/2056	NR	20,000,000	1,768,006
Tobacco Securitization Authority of Southern California-San Diego County Tobacco Asset Securitization Corp	Zero Coupon	6/1/2046	CCC-	10,000,000	1,934,036
Tobacco Securitization Authority of Southern California-San Diego County Tobacco Asset Securitization Corp	Zero Coupon	6/1/2046	CCC-	10,000,000	2,407,678

See Notes to Financial Statements.	129

Schedule of Investments (continued)

HIGH INCOME MUNICIPAL BOND FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
Tobacco (continued)
Tobacco Settlement Financing Corp. RI	Zero Coupon		6/1/2052	CCC-		$15,885,000	$2,258,517
Tobacco Settlement Financing Corp. VA	Zero Coupon		6/1/2047	CCC-		9,500,000	2,321,661
Tobacco Settlement Financing Corp. VA	Zero Coupon		6/1/2047	CCC-		110,695,000	27,625,753
Tobacco Settlement Financing Corp. VA	5.00%		6/1/2047	B-		42,235,000	35,966,165
TSASC, Inc. NY	5.00%		6/1/2045	CCC+		9,670,000	8,500,567
TSASC, Inc. NY	5.00%		6/1/2048	NR		17,835,000	15,520,021
Total							268,599,790

Transportation 11.43%
Build NYC Resource Corp.-TRIPS Obligated Group NY AMT	5.50%		7/1/2055	BBB+		2,875,000	2,959,285
California Municipal Finance Authority-LAX Integrated Express Solutions LLC AMT	4.00%		12/31/2047	BB+	(c)	5,475,000	4,712,832
City & County of Denver-United Airlines Inc CO AMT	5.00%		10/1/2032	BB+		7,300,000	7,302,081
City of Houston Airport System Revenue-United Airlines Inc TX AMT	5.50%		7/15/2038	Ba3		4,250,000	4,563,045
City of Houston Airport System Revenue-United Airlines Inc TX AMT	5.50%		7/15/2039	Ba3		4,700,000	5,009,623
City of Salt Lake City Airport Revenue UT AMT	5.50%		7/1/2053	A+		2,500,000	2,619,707
E-470 Public Highway Authority CO (NATL)	Zero Coupon		9/1/2031	A+		20,000,000	16,885,676
Florida Development Finance Corp.-AAF Operations Holdings LLC AMT†	12.00%	#(b)	7/15/2059	NR		9,000,000	5,613,750
Florida Development Finance Corp.-AAF Operations Holdings LLC AMT†	14.00%	#(b)	7/15/2032	NR		16,500,000	10,291,875
Foothill-Eastern Transportation Corridor Agency CA	3.95%		1/15/2053	A		6,235,000	5,499,736
Foothill-Eastern Transportation Corridor Agency CA (AGM-CR)	3.50%		1/15/2053	AA		5,335,000	4,447,493
Greater Asheville Regional Airport Authority NC (AG) AMT	5.25%		7/1/2048	AA		1,250,000	1,279,914
Greater Orlando Aviation Authority FL AMT 4.00%			10/1/2049	AA		6,370,000	5,649,574
Louisiana Public Facilities Authority-Calcasieu Bridge Partners LLC AMT	5.75%		9/1/2064	Baa3		15,905,000	16,335,610

130	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH INCOME MUNICIPAL BOND FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Transportation (continued)
Maryland Economic Development Corp.-City of Baltimore Port Covington Development District Tax Allocation	4.00%	9/1/2050	NR	$10,000,000	$8,313,523
Maryland Economic Development Corp.-Purple Line Transit Partners LLC AMT	5.25%	6/30/2047	Baa3	2,500,000	2,514,149
Metropolitan Nashville Airport Authority TN AMT	5.50%	7/1/2052	A1	9,400,000	9,790,147
Metropolitan Transportation Authority NY	4.00%	11/15/2050	A	5,000,000	4,487,338
Metropolitan Transportation Authority NY(e)	4.75%	11/15/2045	A	14,710,000	14,619,280
Metropolitan Transportation Authority NY(e)	5.25%	11/15/2055	A	7,000,000	7,139,469
New Jersey Economic Development Authority-DRP Urban Renewal 4 LLC AMT†	6.625%	1/1/2045	NR	8,750,000	9,048,398
New York City Transitional Development Corp.-JFK NTO LLC NY AMT	5.375%	6/30/2060	Baa3	34,340,000	34,025,793
New York State Thruway Authority TCRS (BAM)	3.00%	1/1/2051	AA	5,365,000	4,006,649
New York Transportation Development Corp.-Delta Air Lines Inc AMT	5.00%	10/1/2040	Baa2	8,480,000	8,572,322
New York Transportation Development Corp.-Delta Air Lines Inc AMT	5.625%	4/1/2040	Baa2	13,000,000	13,590,546
New York Transportation Development Corp.-Delta Air Lines Inc AMT	6.00%	4/1/2035	Baa2	9,000,000	9,898,266
New York Transportation Development Corp.-JFK Millennium Partners LLC AMT	5.50%	12/31/2060	BBB-	82,500,000	84,271,671
New York Transportation Development Corp.-JFK NTO LLC AMT	5.50%	6/30/2060	Baa3	23,185,000	23,410,970
New York Transportation Development Corp.-JFK NTO LLC AMT	6.00%	6/30/2054	Baa3	21,500,000	22,415,575
New York Transportation Development Corp.-Laguardia Gateway Partner AMT	4.00%	7/1/2041	Baa2	5,000,000	4,544,817
New York Transportation Development Corp.-Laguardia Gateway Partner AMT	5.25%	1/1/2050	Baa2	8,730,000	8,729,609
North Parkway Municipal Management District No. 1 TX†	4.75%	9/15/2041	NR	2,930,000	2,741,148
Oklahoma Turnpike Authority(e)	5.50%	1/1/2054	Aa3	5,270,000	5,737,973
Oklahoma Turnpike Authority(e)	5.50%	1/1/2054	Aa3	12,500,000	13,611,020
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	3.00%	12/1/2051	Aa3	5,375,000	3,993,414
Port Authority of New York & New Jersey AMT	5.50%	8/1/2052	AA-	3,500,000	3,682,631

See Notes to Financial Statements.	131

Schedule of Investments (continued)

HIGH INCOME MUNICIPAL BOND FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Transportation (continued)
Port of Portland Airport Revenue OR AMT	5.50%		7/1/2048	AA-	$6,250,000	$6,602,617
Public Finance Authority-Million Air Three Obligated Group WI AMT†	6.25%		9/1/2046	NR	1,500,000	1,541,615
Public Finance Authority-Million Air Three Obligated Group WI AMT†	7.00%		9/1/2054	NR	5,810,000	6,177,194
Public Finance Authority-SR 400 Peach Partners LLC WI AMT	5.75%		6/30/2060	Baa3	15,000,000	15,434,489
Public Finance Authority-SR 400 Peach Partners LLC WI AMT	5.75%		12/31/2065	Baa3	32,000,000	32,926,909
Texas Private Activity Bond Surface Transportation Corp.-NTE Mobility Partners LLC AMT	5.50%		12/31/2058	Baa1	2,500,000	2,577,755
Tulsa Municipal Airport Trust Trustees-American Airlines Inc OK AMT	6.25%		12/1/2035	B+	8,175,000	9,357,099
Virginia Small Business Financing Authority-95 Express Lanes LLC AMT	4.00%		1/1/2048	BBB	7,205,000	6,257,531
Total						473,190,118

Utilities 4.47%
Black Belt Energy Gas District AL(e)	5.00%		10/1/2035	A2	18,500,000	19,326,100
Black Belt Energy Gas District AL	5.25%	#(b)	5/1/2055	A1	6,250,000	6,818,936
Black Belt Energy Gas District AL	5.50%	#(b)	6/1/2049	A2	9,450,000	10,130,855
Black Belt Energy Gas District AL	5.50%	#(b)	11/1/2053	A2	16,335,000	17,427,001
California Community Choice Financing Authority	5.00%	#(b)	1/1/2056	A1	5,000,000	5,359,047
California Community Choice Financing Authority(e)	5.25%		11/1/2054	A2	14,000,000	15,149,410
City of Baltimore MD(e)	5.25%		7/1/2047	AA-	7,195,000	7,578,504
City of Baltimore MD(e)	5.25%		7/1/2052	AA-	12,190,000	12,838,010
City of Compton Water Revenue CA	6.00%		8/1/2039	NR	3,710,000	3,796,986
City of Osceola-Plum Point Energy Associates LLC AR AMT	5.50%	#(b)	4/1/2036	NR	16,450,000	16,457,605
Energy Southeast A Cooperative District AL	5.25%	#(b)	7/1/2054	A1	6,000,000	6,577,662
Energy Southeast A Cooperative District AL	5.75%	#(b)	4/1/2054	A1	7,500,000	8,407,478
Main Street Natural Gas, Inc. GA	4.00%	#(b)	9/1/2052	A3	2,165,000	2,221,591
Patriots Energy Group Financing Agency SC	5.25%	#(b)	10/1/2054	A1	15,000,000	16,350,093
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	5.00%		7/1/2035	NR	1,500,000	1,545,798
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	5.00%		7/1/2047	NR	20,000,000	19,505,350

132	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH INCOME MUNICIPAL BOND FUND September 30, 2025

Investments		Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Utilities (continued)
Southeast Energy Authority A Cooperative District AL		5.50%	#(b)	1/1/2053	A1	$5,000,000	$5,431,618
VeVerk Industrial Regional Public Infrastructure Dist Industrial Park Project Area UT†		6.625%		9/1/2047	NR	9,750,000	10,132,722
Total							185,054,766
Total Municipal Bonds (cost $4,263,073,783)							4,178,354,682

	Interest Rate#	Interest Rate Reset Date(g)		Final Maturity Date

SHORT-TERM INVESTMENTS 1.28%

VARIABLE RATE DEMAND NOTES 1.25%

General Obligation 0.31%
City of New York NY GO	3.850%	10/1/2025		10/1/2046	AA	3,225,000	3,225,000
City of New York NY GO	3.900%	10/1/2025		4/1/2042	AA	8,900,000	8,900,000
City of New York NY GO	3.900%	10/1/2025		4/1/2042	AA	835,000	835,000
Total							12,960,000

Pollution Control 0.03%
Port of Port Arthur Navigation District-Motiva Enterprises LLC TX	4.050%	10/1/2025		4/1/2040	BBB+	1,000,000	1,000,000

Tax Revenue 0.02%
New York City Transitional Finance Authority Future Tax Secured Revenue NY	3.850%	10/1/2025		11/1/2044	AAA	685,000	685,000

Utilities 0.89%
Development Authority of Appling County-Georgia Power Co	4.000%	10/1/2025		9/1/2041	A	28,630,000	28,630,000
New York City Municipal Water Finance Authority-New York City Water & Sewer System NY	3.590%	10/15/2025		6/15/2055	AA+	6,325,000	6,325,000
New York City Municipal Water Finance Authority-New York City Water & Sewer System NY	3.700%	10/15/2025		6/15/2050	AA+	2,000,000	2,000,000
Total							36,955,000
Total Variable Rate Demand Notes (cost $51,600,000)							51,600,000

See Notes to Financial Statements.	133

Schedule of Investments (continued)

HIGH INCOME MUNICIPAL BOND FUND September 30, 2025

Investments	Principal Amount	Fair Value
REPURCHASE AGREEMENTS 0.03%
Repurchase Agreement dated 9/30/2025, 3.750% due 10/1/2025 with Fixed Income Clearing Corp. collateralized by $1,436,900 of U.S. Treasury Note at 4.500% due 4/15/2027; value: $1,483,965; proceeds: $1,454,829 (cost $1,454,677)	$1,454,677	$1,454,677
Total Short-Term Investments (cost $53,054,677)		53,054,677
Total Investments in Securities 102.24% (cost $4,318,086,875)		4,233,406,159
Other Assets and Liabilities – Net (2.24)%		(92,619,406)
Net Assets 100.00%		$4,140,786,753

AG	Insured by–Assured Guaranty, inc.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by–Build America Mutual.
COPS	Certificates of Participation.
CR	Custodian Receipt.
GTD	Guaranteed.
NATL	Insured by-National Public Finance Guarantee Corporation.
NR	Not Rated.
PSF	Permanent School Fund.
SIFMA	Insured by–Securities Industry and Financial Markets Association.
TCRS	Transferable Custodial Receipts.
TRIPS	Tax Refund Intercept Programs.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At September 30, 2025, the total value of Rule 144A securities was $1,450,944,500, which represents 35.04% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2025.
(a)	Unaudited.
(b)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(c)	This investment has been rated by Fitch IBCA.
(d)	Defaulted (non-income producing security).
(e)	Municipal Bonds Held in Trust-Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 2(e) to Financial Statements for details of Municipal Bonds Held in Trust.
(f)	Securities purchased on a when-issued basis (See Note 2(h)).
(g)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.

134	See Notes to Financial Statements.

Schedule of Investments (concluded)

HIGH INCOME MUNICIPAL BOND FUND September 30, 2025

The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Corporate Bonds	$–	$1,996,800	$–	$1,996,800
Municipal Bonds(3)	–	4,178,354,682	–	4,178,354,682
Short-Term Investments
Variable Rate Demand Notes	–	51,600,000	–	51,600,000
Repurchase Agreements	–	1,454,677	–	1,454,677
Total	$–	$4,233,406,159	$–	$4,233,406,159

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Includes Municipal Bonds held in Trust 2(e).

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the year.

See Notes to Financial Statements.	135

Schedule of Investments

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
LONG-TERM INVESTMENTS 96.74%

CORPORATE BONDS 0.07%

Health Care Services 0.07%
Care New England Health System (cost $1,468,811)	5.50%		9/1/2026	BB-		$1,500,000	$1,497,600

MUNICIPAL BONDS 96.67%

Airlines 0.24%
New Jersey Economic Development Authority-Port Newark Container Terminal LLC AMT	5.00%		10/1/2026	Baa2		2,135,000	2,160,606
New Jersey Economic Development Authority-Port Newark Container Terminal LLC AMT	5.00%		10/1/2027	Baa2		3,440,000	3,530,882
Total							5,691,488

Corporate-Backed 22.03%
Allegheny County Industrial Development Authority-United States Steel Corp PA	5.75%		8/1/2042	BB+		495,000	495,138
Arkansas Development Finance Authority-Hybar LLC AMT†	6.875%		7/1/2048	NR		1,000,000	1,075,245
Avenir Community Development District FL	4.50%		5/1/2030	NR		1,670,000	1,714,844
Baldwin County Industrial Development Authority-Novelis Corp AL AMT†	5.00%	#(b)	6/1/2055	BB		22,000,000	22,520,720
Boggy Creek Improvement District FL	4.50%		5/1/2033	NR		910,000	935,598
Build NYC Resource Corp.-Pratt Paper Inc NY AMT†	5.00%		1/1/2035	NR		8,905,000	8,912,457
Cabot Citrus Farms Community Development District FL	5.25%		3/1/2029	NR		12,900,000	13,043,292
California Infrastructure & Economic Development Bank-Desertxpress Enterprises LLC AMT†	9.50%	#(b)	1/1/2065	NR		31,000,000	28,394,208
Chandler Industrial Development Authority-Intel Corp AZ AMT	4.00%	#(b)	6/1/2049	BBB		10,250,000	10,467,671
City of Houston Airport System Revenue-United Airlines Inc TX AMT	5.00%		7/15/2027	BB	(c)	1,000,000	1,018,077
City of Houston Airport System Revenue-United Airlines Inc TX AMT	5.00%		7/15/2028	BB+		2,850,000	2,922,030
City of Houston Airport System Revenue-United Airlines Inc TX AMT	5.00%		7/1/2029	BB+		5,930,000	5,931,639

136	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Corporate-Backed (continued)
City of Houston Airport System Revenue-United Airlines Inc TX AMT	6.50%		7/15/2030	BB+	$3,435,000	$3,445,272
City of Valparaiso-Pratt Paper LLC AMT IN†	4.50%		1/1/2034	NR	2,525,000	2,604,475
Crosswinds East Community Development District-Crosswinds East Community Development District Assessment Area One FL	4.625%		5/1/2031	NR	440,000	449,795
East Nassau Stewardship District Special Assessment 2025 FL	5.00%		5/1/2035	NR	4,740,000	4,888,276
Florida Development Finance Corp.-Waste pro USA Inc AMT†	6.125%	#(b)	7/1/2032	NR	8,375,000	8,460,562
Florida Development Finance Corp.-Waste Pro USA Inc AMT†	5.00%		5/1/2029	NR	5,730,000	5,806,857
Gas Worx Community Development District-Gas Worx Community Development District Series 2025 Special Assessments FL†	5.00%		5/1/2036	NR	615,000	632,780
Grapevine Wash Local District-Grapevine Wash Local District Assessment Area No 1 UT†	5.25%		12/1/2044	NR	6,000,000	5,770,376
Greater Orlando Aviation Authority-JetBlue Airways Corp FL	5.00%		11/15/2026	NR	2,600,000	2,600,825
Hobe-St Lucie Conservancy District Unit of Development No 1A FL	4.75%		5/1/2031	NR	1,700,000	1,772,658
Hoover Industrial Development Board-United States Steel Corp AL AMT	6.375%	#(b)	11/1/2050	BB+	1,570,000	1,726,950
Illinois Finance Authority-LRS Holdings LLC AMT†	7.375%	#(b)	9/1/2042	NR	7,000,000	7,771,217
Industrial Development Board of The City of Kingsport Tennessee-Domtar Paper Co LLC TN AMT†	5.25%	#(b)	12/1/2054	B1	10,000,000	10,164,140
Iowa Finance Authority-Howmet Aerospace Inc	4.75%		8/1/2042	BBB+	14,750,000	14,605,062
Iowa Finance Authority-Iowa Fertilizer Co LLC	4.00%	#(b)	12/1/2050	AA+	8,370,000	9,099,309
Jefferson County Port Authority-JSW Steel USA Ohio Inc OH†	5.00%	#(b)	12/1/2053	Ba1	15,130,000	15,307,578
KD52 Community Development District No. 1 Series 2025 Assessment FL	5.00%		5/1/2035	NR	1,210,000	1,201,515
Lakewood Ranch Stewardship District Series 2025 Assessment Southeast FL	5.00%		5/1/2035	NR	2,795,000	2,840,661

See Notes to Financial Statements.	137

Schedule of Investments (continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Corporate-Backed (continued)
Love Field Airport Modernization Corp.-Southwest Airlines Co TX	5.00%		11/1/2028	BBB	$4,540,000	$4,541,952
Michigan Strategic Fund-Graphic Packaging International LLC AMT	4.00%	#(b)	10/1/2061	BB	3,635,000	3,633,474
Mission Economic Development Corp.-Natgasoline LLC TX AMT†	4.625%		10/1/2031	BB-	21,705,000	21,731,007
Mississippi Business Finance Corp.-Huntington Ingalls Industries Inc	4.55%		12/1/2028	BBB-	2,205,000	2,205,829
Montgomery County Industrial Development Authority-Constellation Energy Generation PA AMT	4.45%	#(b)	10/1/2034	BBB+	7,500,000	7,736,191
New Hampshire Business Finance Authority-Covanta Holding Corp AMT†	4.00%		11/1/2027	B-	4,730,000	4,728,620
New Jersey Economic Development Authority-NYNJ Link Borrower LLC AMT	5.50%		1/1/2026	A-	500,000	501,052
New Jersey Economic Development Authority-NYNJ Link Borrower LLC AMT	5.50%		1/1/2027	A-	1,000,000	1,002,257
New Jersey Economic Development Authority-United Airlines Inc	5.25%		9/15/2029	BB+	5,935,000	5,943,171
New Jersey Economic Development Authority-United Airlines Inc	5.75%		9/15/2027	BB+	5,080,000	5,092,188
New York City Industrial Development Agency-TRIPS Obligated Group NY	5.00%		7/1/2028	BBB+	555,000	555,175
New York Liberty Development Corp.-3 World Trade Center LLC†	5.00%		11/15/2044	NR	56,740,000	56,740,204
New York Liberty Development Corp.-3 World Trade Center LLC†	5.15%		11/15/2034	NR	8,660,000	8,669,335
New York Liberty Development Corp.-3 World Trade Center LLC†	7.25%		11/15/2044	NR	1,000,000	1,000,788
New York State Environmental Facilities Corp.-Casella Waste Systems Inc AMT†	2.875%	#(b)	12/1/2044	B+	1,000,000	947,280
New York State Environmental Facilities Corp.-Casella Waste Systems Inc AMT†	3.125%	#(b)	12/1/2044	B+	4,500,000	4,467,285
New York State Environmental Facilities Corp.-Casella Waste Systems Inc AMT†	5.125%	#(b)	9/1/2050	B+	1,000,000	1,042,394
New York Transportation Development Corp.-American Airlines Inc AMT	5.00%		8/1/2026	B+	7,065,000	7,066,482
New York Transportation Development Corp.-American Airlines Inc AMT	5.00%		8/1/2031	B+	26,345,000	26,349,924
New York Transportation Development Corp.-American Airlines Inc AMT	5.375%		8/1/2036	B+	5,500,000	5,721,137

138	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Corporate-Backed (continued)
New York Transportation Development Corp.-Delta Air Lines Inc AMT	5.00%		1/1/2027	Baa2	$5,455,000	$5,561,637
Niagara Area Development Corp.-Reworld Holding Corp NY AMT†	4.75%		11/1/2042	B-	5,000,000	4,553,621
Normandy Community Development District Assessment Area One FL†	4.625%		5/1/2031	NR	520,000	526,706
Ohio Air Quality Development Authority-Pratt Paper Inc AMT†	4.25%		1/15/2038	NR	8,045,000	8,004,206
Parish of St. James-NuStar Logistics LP LA†	6.10%	#(b)	6/1/2038	BB+	7,095,000	7,676,283
Pennsylvania Economic Development Financing Authority-Core Natural Resources Inc AMT†	5.45%	#(b)	1/1/2051	B3	15,870,000	16,551,469
Pennsylvania Economic Development Financing Authority-Covanta Holding Corp AMT†	3.25%		8/1/2039	B-	7,700,000	6,168,847
Phenix City Industrial Development Board-WestRock Coated Board LLC AL AMT	4.125%		5/15/2035	BBB	10,435,000	10,179,673
Polk County Industrial Development Authority-Mineral Development LLC FL†(d)	5.875%		1/1/2033	NR	1,310,000	720,500
Port of Seattle Industrial Development Corp.-Delta Air Lines Inc WA AMT	5.00%		4/1/2030	BBB-	3,350,000	3,350,555
Public Finance Authority-Celanese US Holdings LLC WI AMT	4.30%		11/1/2030	BB+	1,955,000	1,957,537
Public Finance Authority-Celanese US Holdings LLC WI AMT	5.00%		12/1/2025	BB+	11,515,000	11,524,712
Public Finance Authority-Sky Harbour Capital LLC Obligated Group WI AMT	4.00%		7/1/2036	NR	12,030,000	11,586,808
Public Finance Authority-Sky Harbour Capital LLC Obligated Group WI AMT	4.00%		7/1/2041	NR	1,600,000	1,428,256
Public Finance Authority-TRIPS Obligated Group WI AMT	5.25%		7/1/2028	BBB+	1,600,000	1,601,608
Public Finance Authority WI†	5.375%		12/15/2032	NR	2,726,000	2,726,447
Savannah Georgia Convention Center Authority†	5.50%		6/1/2040	NR	3,500,000	3,508,136
Southwestern Illinois Development Authority-United States Street Corp	5.75%		8/1/2042	BB+	10,000,000	10,002,786
State of Nevada Department of Business & Industry-Desertxpress Enterprises LLC AMT†	9.50%	#(b)	1/1/2065	NR	6,000,000	5,485,919

See Notes to Financial Statements.	139

Schedule of Investments (continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Corporate-Backed (continued)
Tulsa Airports Improvement Trust-American Airlines Inc OK AMT	5.50%		6/1/2035	NR	$2,875,000	$2,875,722
Tuscaloosa County Industrial Development Authority-Hunt Refining Co AL†	5.25%		5/1/2044	NR	16,060,000	16,021,469
Vermont Economic Development Authority-Casella Waste Systems Inc AMT†	5.00%	#(b)	6/1/2052	B+	6,000,000	6,068,020
Village Community Development District No. 15 FL†	4.25%		5/1/2028	NR	770,000	780,644
Village Community Development District No. 15 FL†	4.375%		5/1/2033	NR	1,480,000	1,525,727
West Virginia Economic Development Authority-Core Natural Resources Inc AMT†	5.45%	#(b)	1/1/2055	NR	5,000,000	5,218,068
West Virginia Economic Development Authority-Kentucky Power Co AMT	4.70%	#(b)	4/1/2036	BBB	3,225,000	3,241,152
Total						515,101,480

Education 7.03%
Arizona Industrial Development Authority-BASIS Schools Inc Obligated Group†	5.125%		7/1/2037	BB+	970,000	972,477
Arizona Industrial Development Authority-Odyssey Preparatory Academy Inc†	4.00%		7/1/2029	BB-	305,000	303,563
Arlington Higher Education Finance Corp.-BASIS Texas Charter Schools Inc TX†	4.125%		6/15/2034	Ba2	1,540,000	1,521,029
Arlington Higher Education Finance Corp.-BASIS Texas Charter Schools Inc TX†	4.25%		6/15/2039	Ba2	1,075,000	1,011,841
Arlington Higher Education Finance Corp.-BASIS Texas Charter Schools Inc TX†	5.00%		6/15/2035	Ba2	1,250,000	1,304,784
California Community Choice Financing Authority	4.501% (SOFR * .67 + 1.70%	)#	5/1/2053	A1	10,000,000	10,055,139
California Municipal Finance Authority-SDORI Charter School Properties LLC†	5.00%		3/1/2027	B+	1,150,000	1,143,497
California Municipal Finance Authority-Westside Neighborhood School†	5.00%		6/15/2034	BB	915,000	964,224
California Municipal Finance Authority-Westside Neighborhood School†	5.50%		6/15/2039	BB	900,000	941,830

140	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
Education (continued)
Capital Trust Agency, Inc.-Renaissance Charter School Inc Series 2019 Obligated Group FL†	4.00%	6/15/2029	NR		$590,000	$581,534
Capital Trust Authority-Kipp Miami Obligated Group FL†	5.00%	6/15/2034	BB		610,000	633,334
Chester County Health & Education Facilities Authority-Immaculata University PA	4.25%	11/1/2032	BB-	(c)	1,885,000	1,754,891
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.25%	4/1/2033	A	(c)	1,260,000	1,389,991
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.75%	4/1/2033	A	(c)	5,000,000	5,147,179
Chicago Board of Education Dedicated Capital Improvement Tax IL	6.10%	4/1/2036	A	(c)	5,100,000	5,251,386
Chicago Board of Education IL GO	5.00%	12/1/2033	BB+		1,535,000	1,535,078
Chicago Board of Education IL GO	5.00%	12/1/2034	BB+		7,625,000	7,675,532
Chicago Board of Education IL GO	5.00%	12/1/2034	BB+		5,885,000	5,885,364
Chicago Board of Education IL GO	5.125%	12/1/2032	BB+		6,295,000	6,297,370
Clarksville Public Educational Facilities Board-University of the Ozarks AR	5.50%	8/1/2039	NR		580,000	587,005
Cleveland-Cuyahoga County Port Authority OH†	5.25%	1/1/2034	NR		850,000	876,555
Cleveland-Cuyahoga County Port Authority OH†	5.375%	1/1/2039	NR		850,000	855,394
Colorado Educational & Cultural Facilities Authority†	4.75%	4/1/2034	BB		4,290,000	4,344,441
County of Frederick-Mount St Mary’s University Inc MD†	5.00%	9/1/2032	BB+		3,150,000	3,158,779
Development Authority Of The City Of Marietta-Life University Inc GA†	5.00%	11/1/2037	Ba3		4,000,000	3,803,908
Florida Development Finance Corp.-Renaissance Charter School Inc†	6.00%	6/15/2033	NR		1,830,000	1,997,820
Florida Development Finance Corp.-Renaissance Charter School Inc Series 2025 Obligated Group†	5.50%	6/15/2040	Ba1		2,700,000	2,778,981
Florida Higher Educational Facilities Financial Authority-Jacksonville University†	4.50%	6/1/2033	NR		3,615,000	3,468,043
Florida Higher Educational Facilities Financial Authority-Jacksonville University†	4.75%	6/1/2038	NR		1,450,000	1,317,151

See Notes to Financial Statements.	141

Schedule of Investments (continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Education (continued)
Florida Higher Educational Facilities Financing Authority-Keiser University Obligated Group†	5.00%		7/1/2035	BB+	$22,830,000	$22,791,173
Industrial Development Authority of the City of Phoenix Arizona-BASIS Schools Inc Obligated Group AZ†	5.00%		7/1/2035	BB+	3,625,000	3,625,137
Iowa Higher Education Loan Authority-University of Dubuque	5.00%		10/1/2033	BBB-	1,855,000	1,990,958
Louisiana Public Facilities Authority-Acadiana Renaissance Charter Academy†	5.00%		6/15/2035	NR	5,000,000	5,125,877
Louisiana Public Facilities Authority-Lafayette Renaissance Charter Academy†	5.25%		6/15/2035	NR	4,750,000	4,868,293
Maricopa County Industrial Development Authority-Morrison Education Group Obligated Group AZ†	5.25%		7/1/2034	NR	1,745,000	1,783,849
Maricopa County Industrial Development Authority-Ottawa University AZ†	5.00%		10/1/2026	NR	65,000	64,238
Maricopa County Industrial Development Authority-Ottawa University AZ†	5.125%		10/1/2030	NR	425,000	407,809
Massachusetts Development Finance Agency-Emerson College	5.00%		1/1/2036	BBB+	2,100,000	2,118,912
Massachusetts Development Finance Agency-Emmanuel College	5.00%		10/1/2036	Baa3	3,660,000	3,662,214
Massachusetts Development Finance Agency-Suffolk University	5.50%		7/1/2041	Baa3	4,125,000	4,333,746
New Jersey Educational Facilities Authority-Stockton University	5.00%		7/1/2033	A3	2,435,000	2,458,623
New York City Industrial Development Agency-Yankee Stadium LLC NY (FGIC)	3.595% (CPI YoY * 1 + 0.89%	)	3/1/2027	Baa1	2,650,000	2,651,038
New York State Dormitory Authority-Yeshiva University	5.00%		7/15/2032	BBB-	1,960,000	2,110,544
Public Finance Authority-UMA Education Inc WI†	5.00%		10/1/2025	BB+	1,120,000	1,120,000
Public Finance Authority-UMA Education Inc WI†	5.00%		10/1/2026	BB+	1,185,000	1,197,702
Public Finance Authority-UMA Education Inc WI†	5.00%		10/1/2027	BB+	1,125,000	1,150,792
Public Finance Authority-UMA Education Inc WI†	5.00%		10/1/2034	BB+	11,580,000	11,852,248

142	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Education (continued)
Public Finance Authority-UMA Education Inc WI†	5.00%		10/1/2039	BB+	$3,000,000	$3,002,729
Public Finance Authority-Wingate University WI	5.25%		10/1/2038	BBB-	3,250,000	3,259,031
Sierra Vista Industrial Development Authority-American Leadership Academy Inc AZ†	5.00%		6/15/2033	NR	7,000,000	7,247,546
Total						164,380,579

Energy 0.44%
PEFA, Inc. IA	5.00%	#(b)	9/1/2049	A3	10,165,000	10,344,562

General Obligation 6.05%
Academical Village Community Development District FL	3.25%		5/1/2031	NR	4,265,000	4,097,918
Allentown Neighborhood Improvement Zone Development Authority PA†	5.125%		5/1/2032	NR	1,685,000	1,726,490
California Community Choice Financing Authority	5.25%	#(b)	1/1/2054	Baa1	8,575,000	9,152,797
California Community Choice Financing Authority	5.50%	#(b)	5/1/2054	A2	7,500,000	8,010,691
Chicago Board of Education IL	4.00%		12/1/2035	BB+	1,500,000	1,408,551
Chicago Board of Education IL GO	5.00%		12/1/2034	BB+	7,325,000	7,394,565
Chicago Board of Education IL GO	5.00%		12/1/2034	BB+	2,000,000	2,009,164
Chicago Board of Education IL GO	5.00%		12/1/2036	BB+	4,120,000	4,088,072
Chicago Board of Education IL GO	5.00%		12/1/2036	BB+	2,500,000	2,506,483
Chicago Board of Education IL GO	5.25%		12/1/2035	BB+	7,775,000	7,787,690
Chicago Board of Education IL GO	5.25%		12/1/2039	BB+	1,000,000	994,456
Chicago Board of Education IL GO	6.50%		12/1/2046	BB+	3,000,000	3,027,691
Chicago Board of Education IL GO†	7.00%		12/1/2042	BB+	5,000,000	5,109,341
Chicago Board of Education IL GO	7.00%		12/1/2044	BB+	28,725,000	28,733,408
Chicago Board of Education IL GO (AG)	5.00%		12/1/2035	AA	4,055,000	4,193,046
City of Chicago IL GO	5.00%		1/1/2031	BBB	1,000,000	1,042,471
City of Chicago IL GO	5.00%		1/1/2034	BBB	5,025,000	5,354,464
City of Chicago IL GO	5.00%		1/1/2035	BBB	4,700,000	4,994,375
City of New York NY GO	5.00%		3/1/2032	AA	5,000	5,008
City of Scranton PA GO	5.00%		9/1/2029	BBB+	3,650,000	3,760,332
Commonwealth of Puerto Rico GO	Zero Coupon		7/1/2033	NR	2,680,000	1,917,341
Commonwealth of Puerto Rico GO	4.00%		7/1/2033	NR	3,244,368	3,210,341

See Notes to Financial Statements.	143

Schedule of Investments (continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
General Obligation (continued)
Commonwealth of Puerto Rico GO	4.00%	7/1/2037	NR	$139	$132
Commonwealth of Puerto Rico GO	5.625%	7/1/2027	NR	8,230,472	8,521,454
Commonwealth of Puerto Rico GO	5.75%	7/1/2031	NR	12,933,161	14,340,515
Jefferson County Civic Facility Development Corp.-Samaritan Medical Center Obligated NY	5.00%	11/1/2037	BB	4,500,000	4,447,120
New York Liberty Development Corp.	1.20%	11/15/2028	A+	2,870,000	2,636,953
University City Industrial Development Authority MO	4.875%	6/15/2036	NR	1,055,000	1,067,934
Total					141,538,803

Health Care 19.12%
Antelope Valley Healthcare District Obligated Group CA	5.00%	3/1/2026	BBB	525,000	526,056
Arizona Industrial Development Authority-Navajo Health Foundation-Sage Memorial Hospital Inc Obligated Group†	7.125%	5/1/2044	NR	3,875,000	4,199,380
Atlanta Development Authority-Georgia ProtonCare Center Inc(d)	6.00%	1/1/2023	NR	2,000,000	1,140,000
Berks County Municipal Authority-Tower Health Obligated Group PA	Zero Coupon	6/30/2044	NR	5,693,000	4,029,183
Berks County Municipal Authority-Tower Health Obligated Group PA	5.00%	6/30/2039	NR	28,013,000	25,364,172
Berks County Municipal Authority-Tower Health Obligated Group PA	6.00%	6/30/2034	NR	995,395	1,041,491
Berks County Municipal Authority-Tower Health Obligated Group PA	8.00%	6/30/2034	NR	1,986,526	1,962,190
Board of Managers Joint Guadalupe County-City of Seguin Hospital TX	4.00%	12/1/2026	BB	1,255,000	1,249,429
Bucks County Industrial Development Authority PA	5.00%	7/1/2035	BBB+	1,100,000	1,162,381
Bucks County Industrial Development Authority PA	5.00%	7/1/2036	BBB+	1,250,000	1,311,346
Buffalo & Erie County Industrial Land Development Corp.-Catholic Health System Obligated Group NY	5.00%	7/1/2040	B-	2,900,000	2,774,307
Buffalo & Erie County Industrial Land Development Corp.-Catholic Health System Obligated Group NY	5.25%	7/1/2035	B-	2,000,000	1,958,050

144	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Health Care (continued)
California Municipal Finance Authority-Palomar Health Obligated Group COPS†	5.00%	11/1/2027	B	$7,280,000	$6,870,686
California Public Finance Authority-Kendal At Ventura†	10.00%	5/15/2028	NR	3,500,000	3,621,493
California Public Finance Authority-Kendal At Ventura†	12.00%	5/15/2028	NR	375,000	402,124
California Public Finance Authority-QSH/LB LLC†	6.00%	6/1/2040	NR	1,500,000	1,559,655
California Statewide Communities Development Authority-Loma Linda University Medical Center Obligated Group†	5.00%	12/1/2036	BB	5,500,000	5,520,781
California Statewide Communities Development Authority-Loma Linda University Medical Obligated Group†	5.00%	12/1/2031	BB	1,000,000	1,009,674
California Statewide Communities Development Authority-Loma Linda University Medical Obligated Group	5.25%	12/1/2034	BB	14,275,000	14,285,071
California Statewide Communities Development Authority-Loma Linda University Medical Obligated Group†	5.25%	12/1/2038	BB	1,485,000	1,503,422
California Statewide Communities Development Authority-Loma Linda University Medical Obligated Group†	5.25%	12/1/2043	BB	5,000,000	5,018,667
California Statewide Communities Development Authority-Loma Linda University Medical Obligated Group	5.25%	12/1/2044	BB	8,675,000	8,674,808
Capital Projects Finance Authority-Trilogy Community Development Foundation Inc Obligated Group FL†	6.00%	1/1/2035	NR	2,515,000	2,552,354
Capital Trust Authority-Convivial St Petersburg LLC FL†	12.00%	10/3/2029	NR	2,500,000	2,561,023
Citizens Memorial Hospital District MO	5.00%	12/1/2026	NR	8,825,000	8,876,453
City of Blaine-Crest View Obligated Group MN(d)	5.125%	7/1/2025	NR	53,623	29,493
City of Colby KS-Citizens Medical Center Inc	5.50%	7/1/2026	NR	4,600,000	4,606,889
City of Minneapolis-Fairview Health Services Obligated Group MN	5.00%	11/15/2033	BBB+	1,320,000	1,368,978
City of Minneapolis-Fairview Health Services Obligated Group MN	5.00%	11/15/2034	BBB+	2,000,000	2,002,743

See Notes to Financial Statements.	145

Schedule of Investments (continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
Health Care (continued)
City of Venice-Southwest Florida Retirement Center Inc Obligated Group FL†	4.25%	1/1/2030	BB+	(c)	$900,000	$903,000
City of Wichita-Presbyterian Manors Obligated Group KS	5.25%	5/15/2039	NR		1,500,000	1,468,348
Connecticut State Health & Educational Facilities Authority-Griffin Health Obligated Group†	5.00%	7/1/2032	BB+		1,000,000	1,029,039
Connecticut State Health & Educational Facilities Authority-Hartford HealthCare Obligated Group	5.00%	7/1/2034	A		2,360,000	2,362,301
Connecticut State Health & Educational Facilities Authority-Nuvance Health Obligated Group	4.00%	7/1/2041	BBB+		4,395,000	4,143,176
County of Cuyahoga-MetroHealth System OH	5.00%	2/15/2037	Baa2		7,300,000	7,339,238
County of Montgomery-Trinity Health Corp Obligated Group MD	5.00%	12/1/2044	AA-		8,030,000	8,032,821
County of Muskingum-Genesis Healthcare Obligated Group OH	5.00%	2/15/2027	BB+		1,445,000	1,452,756
County of Muskingum-Genesis Healthcare Obligated Group OH	5.00%	2/15/2033	BB+		8,545,000	8,565,445
County of Washington-Marietta Area Health Care Inc Obligated Group OH	5.50%	12/1/2027	NR		5,620,000	5,685,513
County of Washington-Marietta Area Health Care Inc Obligated Group OH	6.625%	12/1/2042	NR		2,000,000	2,099,282
Crawford County Memorial Hospital Inc LA	5.00%	6/15/2027	NR		1,255,000	1,271,224
Doylestown Hospital Authority-Doylestown Hospital Obligated Group PA†	5.00%	7/1/2031	NR		985,000	1,050,115
Dutchess County Local Development Corp.-Nuvance Health Obligated Group NY	4.00%	7/1/2034	BBB+		6,435,000	6,450,124
Florida Local Government Finance Commission-Ponte Vedra Pine Co LLC Obligated Group†	5.50%	11/15/2035	NR		1,000,000	1,034,495
Glendale Industrial Development Authority-Beatitudes Campus Obligated Group AZ	4.00%	11/15/2027	NR		200,000	188,996
Grays Harbor County Public Hospital District No. 1 WA	5.75%	12/1/2033	BB+		5,105,000	5,514,627
Greater Texas Cultural Education Facilities Finance Corp.-Texas Biomedical Research Institute TX	5.00%	6/1/2037	Baa2		730,000	777,726

146	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
Health Care (continued)
Greater Texas Cultural Education Facilities Finance Corp.-Texas Biomedical Research Institute TX	5.00%		6/1/2038	Baa2		$3,710,000	$3,914,576
Henry County Hospital Authority-Piedmont Healthcare Inc Obligated Group GA	5.00%		7/1/2034	AA-		4,695,000	4,698,345
Idaho Health Facilities Authority-North Canyon Medical Center Inc	5.50%		11/1/2029	NR		1,125,000	1,152,297
Idaho Health Facilities Authority-North Canyon Medical Center Inc	6.25%		11/1/2035	NR		2,610,000	2,764,906
Illinois Finance Authority-Lifespace Communities Inc Obligated Group	5.00%		5/15/2035	BBB	(c)	1,350,000	1,350,185
Illinois Finance Authority-Rush Obligated Group	5.00%		11/15/2038	A+		2,250,000	2,250,472
King County Public Hospital District No. 4 WA	5.00%		12/1/2025	NR		25,000	25,006
King County Public Hospital District No. 4 WA(e)	5.50%		12/1/2035	NR		5,400,000	5,335,170
Kremmling Memorial Hospital District CO†	5.00%		12/1/2029	NR		1,760,000	1,772,083
Kremmling Memorial Hospital District CO†	5.125%		12/1/2034	NR		2,825,000	2,800,045
Maryland Health & Higher Educational Facilities Authority-Adventist Healthcare Obligated Group	5.00%		1/1/2033	BBB		2,500,000	2,684,488
Massachusetts Development Finance Agency-Boston Medical Center Corp Obligated Group	5.00%		7/1/2032	BBB		6,000,000	6,065,110
Massachusetts Development Finance Agency-Boston Medical Center Corp Obligated Group	5.00%		7/1/2035	BBB		1,050,000	1,058,403
Massachusetts Development Finance Agency-Care Communities LLC Obligated Group MA†	5.50%		7/15/2035	NR		2,315,000	2,363,546
Massachusetts Development Finance Agency-Tufts Medicine Obligated Group	5.00%		7/1/2036	BBB-		5,615,000	5,665,844
Massachusetts Development Finance Agency-Tufts Medicine Obligated Group	5.00%		7/1/2037	BBB-		1,500,000	1,463,901
Massachusetts Development Finance Agency-Tufts Medicine Obligated Group	8.50%		10/1/2026	BBB-		8,900,000	8,912,053
Massachusetts Health & Educational Facilities Authority-Trinity Health Corp Obligated Group	3.79% (MUNIPSA * 1 + .90%	)#	11/15/2032	AA-		1,130,000	1,098,427

See Notes to Financial Statements.	147

Schedule of Investments (continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Health Care (continued)
Monroe County Hospital Authority-Centurion Foundation Lehigh Valley LLC PA†	5.10%	6/15/2039	NR	$10,000,000	$9,802,503
Moon Industrial Development Authority-Baptist Homes Society Obligated Group PA	5.75%	7/1/2035	NR	2,600,000	2,527,770
Nassau County Local Economic Assistance Corp.-Catholic Health Services of Long Island Obligated Group NY	5.00%	7/1/2032	A-	1,300,000	1,301,053
New Hampshire Business Finance Authority	5.43%	8/15/2035	NR	5,380,000	5,421,464
New Hampshire Business Finance Authority-Centurion Foundation Wilkens Avenue LLC	5.00%	9/15/2035	NR	6,140,000	6,129,077
New Hampshire Business Finance Authority-NFA UH SPV LLC†	5.625%	12/15/2033	NR	4,615,000	4,736,897
New Hope Cultural Education Facilities Finance Corp.-Bella Vida Forefront Living Obligated Group TX	4.25%	10/1/2030	NR	1,250,000	1,256,015
New Hope Cultural Education Facilities Finance Corp.-SLF CHP LLC TX†	5.75%	7/1/2035	NR	12,500,000	12,542,981
New Jersey Economic Development Authority-Bancroft Neurohealth Obligated Group	5.00%	6/1/2036	NR	2,300,000	2,303,038
New Jersey Health Care Facilities Financing Authority-St Joseph’s Healthcare System Obligated Group	4.00%	7/1/2034	BBB-	1,895,000	1,882,020
New York State Dormitory Authority-Catholic Health System Obligated Group	5.00%	7/1/2028	B-	1,000,000	1,000,940
New York State Dormitory Authority-Catholic Health System Obligated Group	5.00%	7/1/2030	B-	2,905,000	2,901,982
New York State Dormitory Authority-Catholic Health System Obligated Group	5.00%	7/1/2041	B-	1,850,000	1,755,086
New York State Dormitory Authority-Garnet Health Medical Center Obligated Group†	5.00%	12/1/2027	BB-	1,300,000	1,313,378
New York State Dormitory Authority-Garnet Health Medical Center Obligated Group†	5.00%	12/1/2029	BB-	2,800,000	2,828,064
New York State Dormitory Authority-Garnet Health Medical Center Obligated Group†	5.00%	12/1/2029	BB-	1,000,000	1,000,264
North Carolina Medical Care Commission-Penick Village Obligated Group	5.00%	9/1/2034	NR	900,000	942,665

148	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
Health Care (continued)
Oklahoma Development Finance Authority-OU Medicine Obligated Group	5.00%		8/15/2027	BB+		$500,000	$514,641
Oklahoma Development Finance Authority-OU Medicine Obligated Group	5.00%		8/15/2029	BB+		1,200,000	1,253,031
Oklahoma Development Finance Authority-OU Medicine Obligated Group	5.00%		8/15/2033	BB+		4,205,000	4,346,985
Oklahoma Development Finance Authority-OU Medicine Obligated Group	5.00%		8/15/2038	BB+		4,700,000	4,772,365
Oklahoma Development Finance Authority-OU Medicine Obligated Group	5.25%		8/15/2043	BB+		3,960,000	3,985,361
Oklahoma Development Finance Authority-OU Medicine Obligated Group	5.25%		8/15/2048	BB+		14,515,000	14,520,077
Palm Beach County Health Facilities Authority-Lifespace Communities Inc Obligated Group FL	5.00%		5/15/2038	BBB	(c)	9,380,000	9,380,736
Palomar Health-Palomar Health Obligated Group CA	5.00%		11/1/2032	B		1,950,000	1,849,962
Palomar Health-Palomar Health Obligated Group CA	5.00%		11/1/2042	B		1,000,000	827,830
Palomar Health Obligated Group CA	5.00%		11/1/2031	B		5,360,000	5,123,671
Palomar Health Obligated Group CA	5.00%		11/1/2039	B		1,000,000	870,928
Public Finance Authority-Bancroft Neurohealth Obligated Group WI†	5.00%		6/1/2036	NR		1,500,000	1,501,981
Public Finance Authority-Lehigh Valley Health Network Inc WI†	6.625%		12/1/2032	NR		2,975,000	2,989,065
Public Finance Authority-Munificent Behavioral Hospitals I Inc Obligated Group WI†	6.00%		1/1/2035	NR		1,040,000	1,086,746
Public Finance Authority-RBS Evolution LLC WI†	9.00%		11/1/2028	NR		2,500,000	2,628,411
Rhode Island Health & Educational Building Corp.-Care New England Health System Obligated Group	5.00%		9/1/2031	BB-		5,250,000	5,275,860
Rhode Island Health & Educational Building Corp.-Care New England Health System Obligated Group	5.00%		9/1/2036	BB-		16,000,000	16,006,954
Roanoke County Economic Development Authority-Friendship Foundation	5.50%	#(b)	9/1/2058	NR		8,585,000	8,500,616
South Carolina Jobs-Economic Development Authority-Beaufort Memorial Hospital Obligated Group	5.25%		11/15/2039	BB		1,000,000	1,053,343

See Notes to Financial Statements.	149

Schedule of Investments (continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
Health Care (continued)
South Carolina Jobs-Economic Development Authority-Kiawah Life Plan Village Inc	5.25%		11/15/2028	NR		$2,850,000	$2,853,005
South Carolina Jobs-Economic Development Authority-Kiawah Life Plan Village Inc	5.75%		11/15/2029	NR		6,500,000	6,501,571
Southeastern Ohio Port Authority-Marietta Area Healthcare Inc Obligated Group	5.50%		12/1/2029	B	(c)	2,335,000	2,335,322
Vermont Educational & Health Buildings Financing Agency-University of Vermont Health Network Obligated Group	5.00%		12/1/2035	A		2,305,000	2,318,990
Vermont Educational & Health Buildings Financing Agency-University of Vermont Health Network Obligated Group VT	5.00%		12/1/2034	A		3,660,000	3,686,287
Washington Health Care Facilities Authority-CommonSpirit Health Obligated Group	5.00%	#(b)	8/1/2049	A-		5,120,000	5,143,486
Washington Health Care Facilities Authority-Providence St Joseph Health Obligated Group	5.00%		10/1/2038	A		3,905,000	3,907,556
West Virginia Hospital Finance Authority-Cabell Huntington Hospital Obligated Group WV	5.00%		1/1/2035	BBB		2,300,000	2,314,323
Westchester County Health Care Corp Obligated Group NY	5.00%		11/1/2046	BB+		7,000,000	6,294,384
Westchester County Local Development Corp.-Westchester County Health Care Corp Obligated Group NY	6.50%		11/1/2030	NR		20,000,000	20,817,116
Wisconsin Health & Educational Facilities Authority-Centurion Foundation Se Wisconsin LLC	5.00%		9/15/2035	NR		4,575,000	4,700,259
Wisconsin Health & Educational Facilities Authority-Centurion Foundation Se Wisconsin LLC	5.00%		9/15/2035	NR		1,515,000	1,554,342
Wisconsin Health & Educational Facilities Authority-Chiara Housing & Services Inc Obligated Group	5.00%		7/1/2035	NR		3,070,000	3,111,834
Wisconsin Health & Educational Facilities Authority-Sauk-Prairie Memorial Hospital Inc Obligated Group	5.125%		2/1/2038	Ba2		1,950,000	1,907,510

150	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
Health Care (continued)
Wisconsin Health & Educational Facilities Authority-Wisconsin Masonic Home Obligated Group	5.25%		8/15/2039	BBB-	(c)	$1,415,000	$1,469,811
Total							446,974,938

Housing 4.24%
California Housing Finance Agency	3.25%		8/20/2036	BBB		12,063,862	11,514,288
California Municipal Finance Authority-Ascent 613†	5.00%		1/1/2038	NR		1,000,000	1,009,740
California Public Finance Authority-P3 Irvine SL Holdings LLC Obligated Group†	5.70%		6/1/2034	NR		1,000,000	1,036,634
California Public Finance Authority-P3 Irvine SL Holdings LLC Obligated Group†	5.875%		6/1/2039	NR		7,500,000	7,470,712
Capital Trust Authority-Madrone Florida Tech Student Housing I LLC FL†	4.75%		7/1/2040	BB		1,250,000	1,233,225
Capital Trust Authority-Madrone Florida Tech Student Housing I LLC FL†	5.00%		7/1/2045	BB		1,300,000	1,250,480
Connecticut Housing Finance Authority (FHLMC), (FNMA), (GNMA)	6.00%		11/15/2054	AAA		4,535,000	4,917,597
Delaware State Housing Authority (FHLMC), (FNMA), (GNMA)	6.00%		1/1/2055	Aa1		3,500,000	3,848,495
Indiana Finance Authority-SFP-PUFW I LLC	4.00%		7/1/2034	BBB-		3,070,000	3,090,190
Iowa Finance Authority-Lifespace Communities Inc Obligated Group	6.75%		5/15/2033	BBB	(c)	4,700,000	5,364,228
Massachusetts Development Finance Agency-CHF Merrimack Inc MA†	4.25%		7/1/2034	BB		450,000	455,095
Minnesota Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.25%		1/1/2054	AA+		4,040,000	4,405,774
Minnesota Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.25%		1/1/2056	AA+		1,875,000	2,095,048
Montgomery County Housing Opportunities Commission MD	4.00%		7/1/2048	Aa2		315,000	315,792
New Hampshire Business Finance Authority	4.168%	#(b)	1/20/2041	AA-		6,142,476	5,922,209
New Hampshire Business Finance Authority	4.168%	#(b)	1/20/2041	BBB		5,078,072	4,637,421
New Hampshire Business Finance Authority	4.375%		9/20/2036	BBB		6,029,484	5,964,698
New Hampshire Business Finance Authority	4.75%	#(b)	6/20/2041	AA-		12,494,834	12,676,538

See Notes to Financial Statements.	151

Schedule of Investments (continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
Housing (continued)
New Hampshire Business Finance Authority	5.75%		4/28/2042	BBB		$2,500,000	$2,579,934
New Hampshire Business Finance Authority (HUD)	4.15%	#(b)	10/20/2040	A		7,641,894	7,467,039
New Jersey Housing & Mortgage Finance Agency	6.00%		10/1/2055	AA		1,700,000	1,840,027
New York City Housing Development Corp.-8 Spruce NY Owner LLC	5.25%		12/15/2031	NR		2,500,000	2,580,450
North Carolina Housing Finance Agency	4.00%		7/1/2047	AA+		110,000	110,306
Pennsylvania Housing Finance Agency AMT	4.00%		4/1/2039	AA+		75,000	75,013
Virginia Beach Development Authority-Westminster-Canterbury on Chesapeake Bay Obligated Group	5.375%		9/1/2029	BB+	(c)	1,650,000	1,666,499
Washington State Housing Finance Commission	3.50%		12/20/2035	BBB+		5,844,057	5,634,201
Total							99,161,633

Lease Obligations 0.27%
New Jersey Economic Development Authority-State of New Jersey Motor Vehicle Surcharge Revenue	4.00%		7/1/2034	Baa2		2,580,000	2,590,532
Pennsylvania Economic Development Financing Authority-PA Bridges Finco LP PA	5.00%		6/30/2042	BBB		3,700,000	3,704,886
Total							6,295,418

Multi-Family Housing 0.85%
New Hampshire Business Finance Authority	3.625%		8/20/2039	A3		6,937,049	6,496,028
New Hampshire Business Finance Authority	4.216%	#(b)	11/20/2042	AA-		9,991,937	9,487,838
New Hampshire Business Finance Authority	4.216%	#(b)	11/20/2042	BBB		4,246,573	3,914,192
Total							19,898,058

Other Revenue 1.53%
Arlington Higher Education Finance Corp.-Newman International Academy TX	4.00%		8/15/2031	NR		360,000	325,568
Brooklyn Arena Local Development Corp.-Brooklyn Events Center LLC NY	5.00%		7/15/2042	Ba1		4,000,000	4,008,625
Capital Trust Agency, Inc.-Franklin Academy Series 2020 Obligated Group FL†	5.00%		12/15/2029	NR		1,095,000	1,101,274

152	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Other Revenue (continued)
Cleveland-Cuyahoga County Port Authority-Playhouse Square Foundation OH	5.00%		12/1/2028	BB+	$2,095,000	$2,138,177
Illinois Finance Authority-Field Museum
Natural of History	4.062% (SOFR * .70 + 1.15%	)#	11/1/2034	A	2,750,000	2,748,225
Industrial Development Authority of the County of Pima-Edkey Inc Obligated Group AZ†(d)	3.50%		7/1/2025	NR	265,000	212,000
Jefferson Parish Economic Development & Port District-Kenner Discovery Health Science Foundation Inc LA†	4.80%		6/15/2029	NR	2,815,000	2,835,659
Maryland Economic Development Corp.(d)	5.00%		12/1/2031	NR	1,500,000	1,005,000
Public Finance Authority-Inperium Inc Obligated Group WI†	5.00%		12/1/2034	NR	5,000,000	5,215,489
Public Finance Authority-Inperium Inc Obligated Group WI†	5.50%		12/1/2044	NR	4,500,000	4,474,915
Washington State Convention Center Public Facilities District	4.00%		7/1/2031	NR	11,350,000	11,723,677
Total						35,788,609

Pollution Control 1.06%
Finance Authority of Maine-Casella Waste Systems Inc AMT†	4.625%	#(b)	12/1/2047	B+	4,700,000	4,632,197
Finance Authority of Maine-Casella Waste Systems Inc AMT†	5.00%		8/1/2035	B+	4,150,000	4,222,169
Florida Development Finance Corp.-GFL Solid Waste Southeast LLC AMT†	4.375%	#(b)	10/1/2054	BB	6,520,000	6,586,323
Illinois Finance Authority-LRS Holdings LLC AMT†	7.25%	#(b)	9/1/2052	NR	4,500,000	4,840,962
Matagorda County Navigation District No. 1-AEP Texas Inc	4.00%		6/1/2030	BBB+	1,065,000	1,065,365
Mississippi Business Finance Corp.-Waste Pro USA Inc AMT†	5.00%	#(b)	2/1/2036	NR	1,500,000	1,529,285
Vermont Economic Development Authority-Casella Waste Systems Inc AMT†	4.375%	#(b)	6/1/2052	B+	1,375,000	1,369,952
Vermont Economic Development Authority-Casella Waste Systems Inc AMT†	4.625%	#(b)	4/1/2036	B+	475,000	479,296
Total						24,725,549

See Notes to Financial Statements.	153

Schedule of Investments (continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Special Tax 2.17%
Allentown Neighborhood Improvement Zone Development Authority PA†	5.00%	5/1/2028	NR	$770,000	$790,391
Allentown Neighborhood Improvement Zone Development Authority PA†	5.25%	5/1/2032	NR	1,660,000	1,693,079
Allentown Neighborhood Improvement Zone Development Authority PA†	5.25%	5/1/2042	NR	4,070,000	4,158,017
Allentown Neighborhood Improvement Zone Development Authority PA†	5.25%	5/1/2042	NR	1,750,000	1,711,758
Allentown Neighborhood Improvement Zone Development Authority PA†	6.00%	5/1/2042	NR	3,590,000	3,718,411
Babcock Ranch Community Independent Special District FL	4.125%	5/1/2027	NR	640,000	642,473
Babcock Ranch Community Independent Special District FL	4.25%	5/1/2032	NR	2,000,000	2,037,305
Celebration Pointe Community Development District No. 1 FL(d)	2.375%	5/1/2026	NR	430,000	344,000
City of North Las Vegas-City of North Las Vegas Special Improvement Dist No 67 Apex Moonwater West NV†	5.375%	6/1/2035	NR	1,250,000	1,262,549
City of North Las Vegas-City of North Las Vegas Special Improvement Dist No 67 Apex Moonwater West NV†	6.00%	6/1/2040	NR	2,925,000	2,987,597
County of Denton Green Meadows Public Improvement District Major Impt Area TX†	4.75%	12/31/2030	NR	650,000	656,235
County of Denton Green Meadows Public Improvement District Major Impt Area TX†	5.00%	12/31/2035	NR	1,000,000	1,023,790
Fairfield Community Facilities District-City of Fairfield Community Facilities District No 2023-1 Area No 1 CA	5.00%	9/1/2044	NR	4,335,000	4,403,636
Industrial Development Authority of the City of St. Louis Missouri	3.875%	11/15/2029	NR	2,525,000	2,431,163
Industrial Development Authority of the City of St. Louis Missouri	4.375%	11/15/2035	NR	575,000	525,550
Lakewood Ranch Stewardship District FL	5.40%	5/1/2028	NR	780,000	796,911
Lakewood Ranch Stewardship District FL	5.45%	5/1/2033	NR	2,660,000	2,838,351
Military Installation Development Authority UT	4.00%	6/1/2036	NR	8,250,000	7,791,867
New Jersey Economic Development Authority-NJ Metromall Urban Renewal Inc	6.50%	4/1/2028	Baa2	560,568	578,168

154	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Special Tax (continued)
New York City Industrial Development Agency-Yankee Stadium LLC NY (FGIC)	3.585% (CPI YoY * 1 + 0.88%	)	3/1/2026	Baa1	$1,350,000	$1,349,467
Peninsula Town Center Community Development Authority VA†	4.50%		9/1/2028	NR	320,000	323,272
Scranton Redevelopment Authority PA GTD	5.00%		11/15/2028	BBB+	150,000	150,106
Village Community Development District No. 12 FL	4.00%		5/1/2033	NR	1,290,000	1,295,127
Village Metropolitan District CO GO	5.00%		12/1/2040	NR	1,100,000	1,111,641
West Villages Improvement District FL	4.75%		5/1/2039	NR	2,000,000	1,967,225
West Villages Improvement District Unit of Development No 7 FL	4.25%		5/1/2029	NR	1,580,000	1,600,447
Westview South Community Development District FL	4.75%		5/1/2028	NR	140,000	141,710
Westview South Community Development District FL	4.875%		5/1/2028	NR	265,000	268,414
Wolf Creek Infrastructure Financing District No. 1 Wolf Creek Assessment Area 1 UT	5.75%		12/1/2044	NR	2,100,000	2,126,807
Total						50,725,467

Tax Revenue 3.07%
American Samoa Economic Development Authority†	6.50%		9/1/2028	Ba3	800,000	841,219
City of Garden City-City of Garden City STAR Bond District KS†	4.25%		6/1/2033	NR	750,000	743,794
City of Garden City-City of Garden City STAR Bond District KS†	5.375%		6/1/2039	NR	1,125,000	1,126,242
City of Sparks NV†	2.75%		6/15/2028	Baa2	1,790,000	1,760,217
Matching Fund Special Purpose Securitization Corp.-United States Virgin Islands Federal Excise Tax	5.00%		10/1/2027	NR	2,000,000	2,033,507
Matching Fund Special Purpose Securitization Corp.-United States Virgin Islands Federal Excise Tax	5.00%		10/1/2028	NR	1,250,000	1,280,962
Matching Fund Special Purpose Securitization Corp.-United States Virgin Islands Federal Excise Tax	5.00%		10/1/2032	NR	4,035,000	4,192,832
Matching Fund Special Purpose Securitization Corp.-United States Virgin Islands Federal Excise Tax	5.00%		10/1/2039	NR	6,620,000	6,735,474

See Notes to Financial Statements.	155

Schedule of Investments (continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
Tax Revenue (continued)
Mida Mountain Village Public Infrastructure District-Military Installation Development Auth Military Recreation Fac Project Area UT Tax Allocation†	5.50%	6/15/2039	NR		$2,370,000	$2,397,650
Mida Mountain Village Public Infrastructure District-Military Installation Development Auth Military Recreation Fac Project Area UT Tax Allocation†	5.75%	6/15/2044	NR		665,000	671,347
Military Installation Development Authority-Military Installation Development Auth Military Recreation Fac Project Area UT	4.00%	6/1/2041	NR		6,540,000	5,801,616
Public Finance Authority-Southeast Overtown Park West Community Redevelopment Agency WI Tax Allocation†	5.00%	6/1/2041	NR		16,000,000	16,102,847
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR		6,066,000	5,810,666
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.50%	7/1/2034	NR		22,370,000	22,377,062
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%	7/1/2053	NR		1,000	903
Total						71,876,338

Tobacco 0.91%
Nassau County Tobacco Settlement Corp. NY	5.00%	6/1/2035	CCC+		3,675,000	3,141,425
Nassau County Tobacco Settlement Corp. NY	5.25%	6/1/2026	CCC+		8,081,680	7,984,127
Silicon Valley Tobacco Securitization Authority CA	Zero Coupon	6/1/2036	NR		4,000,000	2,213,486
Tobacco Settlement Financing Corp.-Tobacco Settlement Financing Corp/VA VA	5.20%	6/1/2046	B-		8,905,000	7,846,284
Total						21,185,322

Transportation 11.89%
California Municipal Finance Authority-LAX Integrated Express Solutions LLC AMT	5.00%	6/30/2027	BB+	(c)	695,000	713,877
California Municipal Finance Authority-LAX Integrated Express Solutions LLC AMT	5.00%	6/30/2028	BB+	(c)	2,210,000	2,298,203
Chicago Midway International Airport IL AMT	4.00%	1/1/2032	A		3,010,000	3,013,152

156	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Transportation (continued)
City & County of Denver-United Airlines Inc CO AMT	5.00%		10/1/2032	BB+	$32,935,000	$32,944,390
City & County of Denver Airport System Revenue CO AMT	5.00%		12/1/2035	A+	4,205,000	4,354,500
City of Houston Airport System Revenue-United Airlines Inc TX AMT	5.00%		7/15/2035	BB+	8,000,000	8,002,342
City of Houston Airport System Revenue-United Airlines Inc TX AMT	5.25%		7/15/2033	Ba3	10,000,000	10,723,477
City of Houston Airport System Revenue-United Airlines Inc TX AMT	5.50%		7/15/2035	Ba3	9,750,000	10,715,750
City of Houston Airport System Revenue-United Airlines Inc TX AMT	5.50%		7/15/2037	Ba3	2,100,000	2,268,710
County of Miami-Dade Aviation Revenue FL AMT	5.00%		10/1/2033	A+	2,705,000	2,708,114
County of Miami-Dade Seaport Department FL AMT	5.00%		10/1/2036	A3	1,300,000	1,397,802
County of Sacramento Airport System Revenue CA AMT	5.00%		7/1/2036	A+	6,000,000	6,177,452
Eagle County Airport Terminal Corp. CO AMT	5.00%		5/1/2037	Baa2	2,045,000	2,056,516
Florida Development Finance Corp.-AAF Operations Holdings LLC AMT†	12.00%	#(b)	7/15/2059	NR	4,500,000	2,806,875
Florida Development Finance Corp.-AAF Operations Holdings LLC AMT†	14.00%	#(b)	7/15/2032	NR	10,500,000	6,549,375
Illinois Finance Authority-Centerpoint Joliet Terminal Railroad LLC AMT†	4.80%	#(b)	12/1/2043	BBB+	15,000,000	15,407,821
Illinois Finance Authority-Centerpoint Joliet Terminal Railroad LLC AMT†	4.80%	#(b)	12/1/2043	BBB+	7,750,000	7,960,708
Illinois Finance Authority-Centerpoint Joliet Terminal Railroad LLC AMT†	4.80%	#(b)	12/1/2043	BBB+	7,000,000	7,190,317
Illinois State Toll Highway Authority	5.00%		1/1/2040	AA-	2,005,000	2,009,208
Maryland Economic Development Corp.-Purple Line Transit Partners LLC AMT	5.00%		11/12/2028	Baa3	9,995,000	10,087,756
Metropolitan Transportation Authority NY	5.00%		11/15/2031	A	1,975,000	1,980,656
Metropolitan Transportation Authority NY	5.00%		11/15/2035	A	3,980,000	3,991,397
Metropolitan Washington Airports Authority Dulles Toll Road Revenue DC	5.00%		10/1/2034	A-	1,260,000	1,330,308
New Jersey Economic Development Authority-DRP Urban Renewal 4 LLC AMT†	6.375%		1/1/2035	NR	4,250,000	4,394,925

See Notes to Financial Statements.	157

Schedule of Investments (continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
Transportation (continued)
New York Transportation Development Corp.-Delta Air Lines Inc AMT	4.00%	10/1/2030	Baa2		$14,780,000	$14,994,209
New York Transportation Development Corp.-Delta Air Lines Inc AMT	4.00%	1/1/2036	Baa2		5,845,000	5,629,056
New York Transportation Development Corp.-Delta Air Lines Inc AMT	5.00%	1/1/2033	Baa2		2,500,000	2,562,232
New York Transportation Development Corp.-Delta Air Lines Inc AMT	5.00%	1/1/2036	Baa2		14,725,000	14,961,551
New York Transportation Development Corp.-Delta Air Lines Inc AMT	5.625%	4/1/2040	Baa2		1,625,000	1,698,818
New York Transportation Development Corp.-Delta Air Lines Inc AMT	6.00%	4/1/2035	Baa2		3,000,000	3,299,422
New York Transportation Development Corp.-Empire State Thruway Partners LLC AMT	2.50%	10/31/2031	BBB-	(c)	1,365,000	1,210,982
New York Transportation Development Corp.-JFK International Air Terminal LLC AMT	5.00%	12/1/2036	Baa1		2,700,000	2,851,264
New York Transportation Development Corp.-JFK NTO LLC AMT	5.25%	6/30/2038	Baa3		2,720,000	2,898,857
New York Transportation Development Corp.-JFK NTO LLC AMT	5.25%	6/30/2041	Baa3		1,000,000	1,037,158
New York Transportation Development Corp.-JFK NTO LLC AMT	5.50%	6/30/2038	Baa3		2,065,000	2,190,487
New York Transportation Development Corp.-JFK NTO LLC AMT	5.50%	6/30/2039	Baa3		1,035,000	1,091,747
New York Transportation Development Corp.-Laguardia Gateway Partner AMT	4.00%	7/1/2033	Baa2		2,815,000	2,814,950
New York Transportation Development Corp.-Laguardia Gateway Partner AMT	5.00%	7/1/2034	Baa2		8,750,000	8,755,644
New York Transportation Development Corp.-Laguardia Gateway Partners LLC (AG) AMT	4.00%	7/1/2036	AA		1,555,000	1,531,687
New York Transportation Development Corp.-Laguardia Gateway Partners LLC AMT	5.00%	7/1/2041	Baa2		6,030,000	6,029,691
North Parkway Municipal Management District No. 1 TX†	3.625%	9/15/2026	NR		200,000	199,580
Pennsylvania Economic Development Financing Authority-PA Bridges Finco LP	5.00%	12/31/2038	BBB		3,905,000	3,917,343

158	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Transportation (continued)
Pennsylvania Turnpike Commission Registration Fee Revenue	3.74% (MUNIPSA * 1 + .85%	)#	7/15/2041	AA-	$5,000,000	$4,993,521
Port of Beaumont Navigation District-Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group TX AMT†	3.625%		1/1/2035	NR	2,000,000	1,850,629
Public Finance Authority-Air Cargo Obligated Group WI AMT	5.00%		7/1/2031	BBB	1,875,000	2,010,941
Public Finance Authority-Air Cargo Obligated Group WI AMT	5.00%		7/1/2032	BBB	1,845,000	1,985,421
Public Finance Authority-Million Air Three Obligated Group WI AMT†	5.50%		9/1/2030	NR	605,000	637,035
Public Finance Authority-Million Air Three Obligated Group WI AMT†	5.75%		9/1/2035	NR	2,000,000	2,088,886
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.00%		5/1/2037	AA-	8,000,000	8,273,943
Texas Private Activity Bond Surface Transportation Corp.-NTE Mobility Partners Segments 3 LLC AMT	5.375%		6/30/2037	Baa1	1,835,000	1,943,506
Texas Private Activity Bond Surface Transportation Corp.-NTE Mobility Partners Segments 3 LLC AMT	5.375%		6/30/2038	Baa1	1,215,000	1,282,345
Texas Private Activity Bond Surface Transportation Corp.-NTE Mobility Partners Segments 3 LLC AMT	5.375%		6/30/2039	Baa1	1,580,000	1,659,973
Tulsa Municipal Airport Trust Trustees-American Airlines Inc OK AMT	6.25%		12/1/2035	B+	8,175,000	9,357,099
Virginia Small Business Financing Authority-95 Express Lanes LLC AMT	5.00%		1/1/2034	BBB	6,710,000	7,164,021
Virginia Small Business Financing Authority-Elizabeth River Crossings OpCo LLC AMT	4.00%		7/1/2033	BBB	6,000,000	6,102,210
Total						278,107,839

Utilities 15.77%
Black Belt Energy Gas District AL	5.00%		10/1/2035	A2	31,000,000	32,400,347
Black Belt Energy Gas District AL	5.25%	#(b)	5/1/2055	A1	8,930,000	9,742,895
Black Belt Energy Gas District AL	5.50%	#(b)	6/1/2049	A2	2,350,000	2,519,313
California Community Choice Financing Authority	5.00%	#(b)	10/1/2055	NR	19,000,000	20,448,518

See Notes to Financial Statements.	159

Schedule of Investments (continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Utilities (continued)
California Community Choice Financing Authority	5.00%	#(b)	1/1/2056	A1	$3,600,000	$3,858,513
California Community Choice Financing Authority	5.00%	#(b)	3/1/2056	Aa3	16,875,000	18,518,635
California Community Choice Financing Authority	5.25%		11/1/2054	A2	3,300,000	3,579,810
Central Plains Energy Project NE	5.00%	#(b)	5/1/2054	Aa2	5,000,000	5,358,838
Charlotte County Industrial Development Authority-MSKP Town & Country Utility LLC†	5.00%		10/1/2029	NR	1,770,000	1,822,841
Charlotte County Industrial Development Authority-MSKP Town & Country Utility LLC†	5.00%		10/1/2034	NR	1,000,000	1,018,591
Charlotte County Industrial Development Authority-MSKP Town & Country Utility LLC AMT†	5.50%		10/1/2036	NR	3,135,000	3,138,061
City of Osceola-Plum Point Energy Associates LLC AR AMT	5.50%	#(b)	4/1/2036	NR	11,750,000	11,755,432
City of Seattle Municipal Light &
Power Revenue WA	3.14% (MUNIPSA * 1 + .25%	)#	5/1/2045	AA	3,000,000	2,973,707
County of Trimble-Louisville Gas and Electric Co KY AMT	4.70%	#(b)	6/1/2054	A1	1,750,000	1,769,019
County of Washoe-Sierra Pacific Power Co NV	4.125%	#(b)	3/1/2036	A	3,175,000	3,215,379
Energy Southeast A Cooperative District AL	5.25%	#(b)	7/1/2054	A1	3,000,000	3,288,831
Energy Southeast A Cooperative District AL	5.75%	#(b)	4/1/2054	A1	2,000,000	2,241,994
Florida Development Finance Corp.-Waste Pro USA Inc AMT	3.00%		6/1/2032	NR	7,000,000	6,393,059
Illinois Finance Authority-Peoples Gas Light & Coke Co/The	3.90%		3/1/2030	Aa3	5,000,000	5,001,063
Kentucky Public Energy Authority	5.00%	#(b)	5/1/2055	A2	4,500,000	4,771,384
Main Street Natural Gas, Inc. GA†	4.00%	#(b)	8/1/2052	BBB-	23,050,000	23,195,074
Main Street Natural Gas, Inc. GA	4.00%	#(b)	9/1/2052	A3	1,190,000	1,221,105
Main Street Natural Gas, Inc. GA	4.487% (SOFR * .67 + 1.70%	)#	12/1/2053	Aa1	5,000,000	5,048,157
Main Street Natural Gas, Inc. GA	5.00%	#(b)	5/1/2055	A3	6,320,000	6,913,135

160	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Utilities (continued)
Main Street Natural Gas, Inc. GA	5.00%	#(b)	12/1/2055	A3	$19,000,000	$20,648,843
New York Energy Finance Development Corp.-New York Energy Finance Development Corp	5.00%	#(b)	7/1/2056	NR	7,000,000	7,484,903
Pennsylvania Economic Development Financing Authority-Talen Energy Supply LLC	5.25%	#(b)	12/1/2037	B	11,155,000	11,244,127
Pennsylvania Economic Development Financing Authority-Talen Energy Supply LLC	5.25%	#(b)	12/1/2038	B	5,640,000	5,679,001
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	5.00%		7/1/2030	NR	6,285,000	6,559,769
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	5.00%		7/1/2033	NR	1,150,000	1,197,744
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	5.00%		7/1/2033	NR	5,230,000	5,468,076
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	5.00%		7/1/2035	NR	1,500,000	1,545,798
Southeast Energy Authority A Cooperative District AL	5.00%		11/1/2035	Baa1	35,100,000	37,026,169
Southeast Energy Authority A Cooperative District AL	5.00%		1/1/2056	A1	14,535,000	15,356,889
Southeast Energy Authority A Cooperative District AL(f)	5.00%		1/1/2056	A1	15,000,000	15,829,699
Southeast Energy Authority A Cooperative District AL	5.221% (SOFR * .67 + 2.42%	)#	1/1/2053	A1	10,000,000	10,482,918
Southeast Energy Authority A Cooperative District AL	5.25%	#(b)	11/1/2055	A1	25,000,000	27,783,382
Tennergy Corp. TN	5.50%	#(b)	10/1/2053	Baa1	8,195,000	8,848,052
Texas Municipal Gas Acquisition & Supply Corp. III	5.00%		12/15/2032	A1	4,080,000	4,441,780
Texas Municipal Gas Acquisition & Supply Corp. IV	5.50%	#(b)	1/1/2054	A1	8,000,000	9,012,000
Total						368,802,851
Total Municipal Bonds (cost $2,233,667,142)						2,260,598,934

See Notes to Financial Statements.	161

Schedule of Investments (continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND September 30, 2025

Investments	Interest Rate#	Interest Rate Reset Date(g)	Final Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 1.84%

VARIABLE RATE DEMAND NOTES 1.84%

Corporate-Backed 0.24%
Maryland Industrial Development Financing Authority-Occidental Petroleum Corp	4.920%	10/1/2025	3/1/2030	Baa3	$5,645,000	$5,645,000

General Obligation 0.34%
City of New York NY GO	3.850%	10/1/2025	10/1/2046	AA	1,470,000	1,470,000
City of New York NY GO	3.900%	10/1/2025	4/1/2042	AA	6,000,000	6,000,000
City of New York NY GO	3.900%	10/1/2025	4/1/2042	AA	480,000	480,000
Total						7,950,000

Utilities 1.26%
Development Authority of Appling County-Georgia Power Co	4.000%	10/1/2025	9/1/2041	A	5,500,000	5,500,000
New York City Municipal Water Finance Authority-New York City Water & Sewer System NY	3.590%	10/15/2025	6/15/2055	AA+	5,000,000	5,000,000
New York City Municipal Water Finance Authority-New York City Water & Sewer System NY	3.700%	10/15/2025	6/15/2050	AA+	19,050,000	19,050,000
Total						29,550,000
Total Variable Rate Demand Notes (cost $43,145,000)						43,145,000
Total Short-Term Investments (cost $43,145,000)						43,145,000
Total Investments in Securities 98.58% (cost $2,278,280,953)						2,305,241,534
Other Assets and Liabilities – Net(h) 1.42%						33,192,791
Net Assets 100.00%						$2,338,434,325

AG	Insured by–Assured Guaranty, inc.
AMT	Income from the security may be subject to Alternative Minimum Tax.
COPS	Certificates of Participation.
CPI	Consumer Price Index: Rate fluctuates based on CPI.
FGIC	Insured by–Financial Guaranty Insurance Company.
FHLMC	Insured by–Federal Home Loan Mortgage Corporation.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
GTD	Guaranteed.
HUD	Insured by–Department of Housing and Urban Development.
MUNIPSA	SIFMA Municipal Swap Index Yield.
NR	Not Rated.
SIFMA	Insured by–Securities Industry and Financial Markets Association.

162	See Notes to Financial Statements.

Schedule of Investments (concluded)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND September 30, 2025

SOFR	Secured Overnight Financing Rate.
TRIPS	Tax Refund Intercept Programs.
YoY	Year on Year Inflation Rates.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At September 30, 2025, the total value of Rule 144A securities was $676,493,798, which represents 28.93% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2025.
(a)	Unaudited.
(b)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(c)	This investment has been rated by Fitch IBCA.
(d)	Defaulted (non-income producing security).
(e)	Securities purchased on a when-issued basis (See Note 2(h)).
(f)	Municipal Bonds Held in Trust-Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 2(e) to Financial Statements for details of Municipal Bonds Held in Trust.
(g)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.
(h)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on futures contracts as follows:

Futures Contracts at September 30, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	December 2025	277	Short	$(30,989,053)	$(31,162,500)	$(173,447)
U.S. Long Bond	December 2025	331	Short	(37,862,645)	(38,592,531)	(729,886)
Total Unrealized Depreciation on Futures Contracts						$(903,333)

The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Corporate Bonds	$–	$1,497,600	$–	$1,497,600
Municipal Bonds(3)	–	2,260,598,934	–	2,260,598,934
Short-Term Investments
Variable Rate Demand Notes	–	43,145,000	–	43,145,000
Total	$–	$2,305,241,534	$–	$2,305,241,534
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(903,333)	–	–	(903,333)
Total	$(903,333)	$–	$–	$(903,333)

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Includes Municipal Bonds held in Trust 2(e).

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.

See Notes to Financial Statements.	163

Schedule of Investments

CALIFORNIA TAX FREE FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 98.89%

MUNICIPAL BONDS 98.89%

Corporate-Backed 2.19%
California Infrastructure & Economic Development Bank-Desertxpress Enterprises LLC AMT†	9.50%	#(b)	1/1/2065	NR	$3,750,000	$3,434,783
California Municipal Finance Authority-United Airlines Inc AMT	4.00%		7/15/2029	BB+	4,020,000	4,046,316
California Pollution Control Financing Authority-Poseidon Resources Channelside LP AMT†	5.00%		11/21/2045	Baa3	4,410,000	4,397,617
California Pollution Control Financing Authority-Waste Management Inc AMT	4.30%		7/1/2040	A-	1,065,000	1,064,951
San Francisco City & County Airport Comm-San Francisco International Airport-SFO Fuel Co LLC CA AMT	5.00%		1/1/2038	A+	1,715,000	1,763,809
Total						14,707,476

Education 14.35%
Alvord Unified School District CA GO (BAM)	5.00%		8/1/2052	AA	4,000,000	4,184,258
Brentwood Union School District CA GO	5.25%		8/1/2052	Aa3	2,125,000	2,240,461
California Educational Facilities Authority-Art Center College of Design	4.00%		12/1/2037	Baa2	1,150,000	1,106,668
California Educational Facilities Authority-Art Center College of Design	5.00%		12/1/2044	Baa2	3,500,000	3,503,892
California Educational Facilities Authority-Chapman University	5.00%		4/1/2044	A2	1,000,000	1,063,537
California Educational Facilities Authority-Chapman University	5.00%		4/1/2045	A2	1,050,000	1,106,673
California Educational Facilities Authority-University of Southern California	5.00%		10/1/2055	AA	5,000,000	5,255,781
California Educational Facilities Authority-University of the Pacific	5.00%		11/1/2053	A2	2,900,000	3,006,609
California Educational Facilities Authority-University of the Pacific	5.00%		11/1/2055	A2	3,750,000	3,893,549
California Enterprise Development Authority-Campbell Hall Episcopal	5.00%		8/1/2040	A	3,000,000	3,308,480
California Enterprise Development Authority-Castilleja School Foundation	5.00%		6/1/2049	A	2,750,000	2,872,934
California Health Facilities Financing Authority-Art Center College of Design	5.00%		12/1/2048	Baa2	1,000,000	988,534

164	See Notes to Financial Statements.

Schedule of Investments (continued)

CALIFORNIA TAX FREE FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Education (continued)
California Infrastructure & Economic Development Bank(c)	5.25%	5/15/2059	AA	$4,000,000	$4,280,172
California Infrastructure & Economic Development Bank-Equitable School Revolving Fund LLC Obligated Group	5.00%	11/1/2049	A	2,750,000	2,784,214
California Infrastructure & Economic Development Bank-Equitable School Revolving Fund LLC Obligated Group	5.00%	11/1/2054	A	1,500,000	1,510,495
California Infrastructure & Economic Development Bank-Equitable School Revolving Fund LLC Obligated Group	5.00%	11/1/2059	A	1,520,000	1,526,185
California Municipal Finance Authority-Biola University Inc	5.00%	10/1/2032	Baa2	400,000	411,845
California Municipal Finance Authority-Biola University Inc	5.00%	10/1/2039	Baa2	1,000,000	1,011,280
California Municipal Finance Authority-California Baptist University†	5.375%	11/1/2045	NR	775,000	785,873
California Municipal Finance Authority-Samuel Merritt University	5.25%	6/1/2053	A3	5,500,000	5,643,885
California Municipal Finance Authority-SDORI Charter School Properties LLC†	5.625%	3/1/2045	B+	500,000	451,686
California Municipal Finance Authority-University of the Pacific	3.00%	11/1/2048	NR	115,000	118,925
California Municipal Finance Authority-University of the Pacific	3.00%	11/1/2048	A2	3,885,000	2,825,159
California Municipal Finance Authority-University of the Pacific	4.00%	11/1/2042	NR	10,000	10,917
California Municipal Finance Authority-University of the Pacific	4.00%	11/1/2042	A2	1,165,000	1,131,537
California Municipal Finance Authority-Westside Neighborhood School†	5.90%	6/15/2044	BB	1,815,000	1,895,233
California School Finance Authority-Green Dot Public Schools Obligated Group†	5.00%	8/1/2045	BBB-	620,000	615,777
California School Finance Authority-Kipp SoCal Public Schools Obligated†	5.00%	7/1/2045	BBB	2,190,000	2,177,809
California School Finance Authority-Kipp SoCal Public Schools Obligated†	5.00%	7/1/2047	BBB	4,415,000	4,369,529
California State University	4.625%	11/1/2056	Aa2	2,500,000	2,548,741
California State University	5.25%	11/1/2050	Aa2	4,000,000	4,352,734

See Notes to Financial Statements.	165

Schedule of Investments (continued)

CALIFORNIA TAX FREE FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Education (continued)
California State University	5.50%		11/1/2055	Aa2	$8,000,000	$8,782,610
Central Unified School District CA GO	5.25%		8/1/2052	Aa3	2,940,000	3,117,464
Montebello Unified School District CA GO (AG)	5.50%		8/1/2047	AA	2,000,000	2,115,105
Rincon Valley Union School District CA GO	5.00%		8/1/2054	AA	2,875,000	3,035,936
Santa Clarita Community College District CA GO	5.25%		8/1/2045	AA	1,500,000	1,605,113
University of California	5.00%		5/15/2053	AA	2,500,000	2,662,375
University of California	5.00%		5/15/2054	AA	2,500,000	2,646,451
University of California	5.25%		5/15/2055	AA	1,500,000	1,626,846
Total						96,575,272

General Obligation 14.61%
California Community Choice Financing Authority	5.00%	#(b)	12/1/2053	A2	1,925,000	2,049,790
California Community Choice Financing Authority	5.25%	#(b)	1/1/2054	Baa1	7,595,000	8,106,763
California Community Choice Financing Authority	5.50%	#(b)	5/1/2054	A2	4,905,000	5,238,992
California State Public Works Board	4.00%		5/1/2046	Aa3	2,050,000	1,964,630
California State Public Works Board-State of California Department of General Services	5.00%		4/1/2049	Aa3	1,000,000	1,049,501
Commonwealth of Puerto Rico GO	4.00%		7/1/2046	NR	2,000,000	1,728,555
Commonwealth of Puerto Rico GO	5.75%		7/1/2031	NR	165,067	183,029
Dublin Unified School District CA GO	3.00%		8/1/2041	Aa2	2,425,000	2,055,511
El Rancho Unified School District CA GO (BAM)	5.75%		8/1/2048	AA	1,425,000	1,607,541
Imperial Community College District CA GO (AG)	5.00%		8/1/2054	AA	2,500,000	2,615,546
Imperial Community College District CA GO (AG)	5.25%		8/1/2053	AA	1,620,000	1,716,594
Irvine Facilities Financing Authority CA GO	4.25%		9/1/2050	Aa1	1,565,000	1,532,104
Las Virgenes Unified School District CA GO	5.25%		8/1/2051	AA	3,000,000	3,226,264
Los Angeles Unified School District-Los Angeles Unified School District/CA GO	5.25%		7/1/2049	Aa2	1,625,000	1,747,000
Mt San Antonio Community College District CA GO	5.25%		8/1/2055	Aa1	1,500,000	1,624,054
Newport Mesa Unified School District CA GO	Zero Coupon		8/1/2041	Aaa	1,325,000	662,491

166	See Notes to Financial Statements.

Schedule of Investments (continued)

CALIFORNIA TAX FREE FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
General Obligation (continued)
Newport Mesa Unified School District CA GO	Zero Coupon	8/1/2045	Aaa	$1,000,000	$396,167
North Orange County Community College District CA GO	2.75%	8/1/2036	AA+	2,000,000	1,819,683
Novato Unified School District CA GO	3.00%	8/1/2044	Aa1	4,765,000	3,847,867
Pajaro Valley Health Care District CA GO	5.00%	9/1/2046	Ba2	2,750,000	2,760,311
Peralta Community College District CA GO	5.00%	8/1/2054	AA-	1,750,000	1,849,729
Pomona Unified School District CA GO	5.00%	8/1/2050	Aa3	1,100,000	1,156,910
Ravenswood City School District CA GO (BAM)	5.25%	8/1/2053	AA	2,000,000	2,108,572
Redlands Unified School District CA GO	5.00%	7/1/2054	Aa2	2,500,000	2,601,706
San Benito High School District CA GO	Zero Coupon	8/1/2042	Aa3	1,795,000	855,045
San Benito High School District CA GO	Zero Coupon	8/1/2043	Aa3	2,600,000	1,165,532
San Diego Community College District CA GO	5.00%	8/1/2055	AAA	5,000,000	5,297,206
San Diego Public Facilities Financing Authority CA	5.25%	10/15/2052	AA-	4,125,000	4,371,676
Santa Barbara Community College District CA GO	6.00%	8/1/2055	AA+	3,410,000	3,949,755
Santa Monica-Malibu Unified School District CA GO	3.00%	8/1/2044	AA+	1,515,000	1,211,644
Santa Monica-Malibu Unified School District CA GO	4.25%	8/1/2052	AA+	2,000,000	1,955,356
Southwestern Community College District CA GO	Zero Coupon	8/1/2041	Aa2	1,100,000	573,669
Southwestern Community College District CA GO	5.25%	8/1/2055	Aa2	2,000,000	2,157,049
State of California GO	5.00%	3/1/2044	Aa2	1,000,000	1,079,480
State of California GO	5.00%	9/1/2053	Aa2	1,000,000	1,055,981
State of California GO	5.00%	3/1/2055	Aa2	4,000,000	4,248,784
State of California GO	5.25%	9/1/2053	Aa2	3,000,000	3,213,752
State of California GO	5.25%	8/1/2054	Aa2	1,250,000	1,346,621
State of California GO(d)	5.25%	8/1/2055	Aa2	2,500,000	2,715,098
State of California GO	5.50%	8/1/2054	Aa2	3,600,000	3,952,489
Sunnyvale School District CA GO	5.00%	9/1/2056	AAA	3,500,000	3,735,827
Washington Township Health Care District CA GO	5.25%	8/1/2048	AA	1,625,000	1,755,445
Total					98,289,719

See Notes to Financial Statements.	167

Schedule of Investments (continued)

CALIFORNIA TAX FREE FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Health Care 15.12%
Antelope Valley Healthcare District Obligated Group CA	5.00%	3/1/2026	BBB	$545,000	$546,096
Antelope Valley Healthcare District Obligated Group CA	5.25%	3/1/2036	BBB	1,000,000	1,004,144
California Community Choice Financing Authority-Providence St Joseph Health Obligated Group	3.00%	10/1/2041	A	2,840,000	2,348,654
California Community Choice Financing Authority-Providence St Joseph Health Obligated Group	3.00%	10/1/2047	A	1,845,000	1,360,369
California Community Choice Financing Authority-Providence St Joseph Health Obligated Group	5.00%	10/1/2044	A	2,410,000	2,410,608
California Health Facilities Financing Authority-Adventist Health System/West Obligated Group	5.00%	12/1/2035	BBB+	1,500,000	1,653,249
California Health Facilities Financing Authority-Cedars-Saini Medical Center Obligated Group	3.00%	8/15/2051	AA-	4,705,000	3,447,535
California Health Facilities Financing Authority-Children’s Hospital Los Angeles Obligated Group	5.00%	10/1/2030	A	1,470,000	1,472,693
California Health Facilities Financing Authority-Children’s Hospital Los Angeles Obligated Group	5.00%	8/15/2047	Baa3	3,870,000	3,785,091
California Health Facilities Financing Authority-Children’s Hospital of Orange County Obligated Group	2.125%	11/1/2041	AA	2,500,000	1,753,797
California Health Facilities Financing Authority-Children’s Hospital of Orange County Obligated Group	3.00%	11/1/2038	AA	3,000,000	2,749,667
California Health Facilities Financing Authority-Children’s Hospital of Orange County Obligated Group	5.00%	11/1/2054	AA	4,000,000	4,160,290
California Health Facilities Financing Authority-CommonSpirit Health Obligated Group	5.00%	12/1/2044	A-	1,485,000	1,542,185
California Health Facilities Financing Authority-CommonSpirit Health Obligated Group	5.00%	12/1/2054	A-	4,405,000	4,531,155
California Health Facilities Financing Authority-El Camino Healthcare Obligated Group	5.25%	2/1/2048	AA	3,000,000	3,196,999

168	See Notes to Financial Statements.

Schedule of Investments (continued)

CALIFORNIA TAX FREE FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
Health Care (continued)
California Health Facilities Financing Authority-Providence St Joseph Health Obligated Group	5.25%	#(b)	10/1/2050	A		$3,000,000	$3,378,964
California Health Facilities Financing Authority-Scripps Health Obligated Group	5.00%		11/15/2044	AA-		6,000,000	6,388,225
California Health Facilities Financing Authority-Stanford Health Care Obligated Group	5.25%		8/15/2054	Aa2		6,000,000	6,462,788
California Health Facilities Financing Authority-Sutter Health Obligated Group	5.00%		11/15/2038	A+		2,250,000	2,317,337
California Infrastructure & Economic Development Bank-Roseville Sustainable Energy Partner LLC	5.25%		7/1/2049	BBB+		2,450,000	2,487,723
California Municipal Finance Authority	4.00%		8/15/2037	A-		1,000,000	997,822
California Municipal Finance Authority-Community Health Centers of The Central Coast Inc	5.75%		12/1/2055	BBB	(e)	1,000,000	1,011,167
California Municipal Finance Authority-Community Hospitals of Central California Obligated Group	5.00%		2/1/2037	BBB+		2,000,000	2,022,891
California Municipal Finance Authority-Eisenhower Medical Center	5.00%		7/1/2036	Baa2		1,580,000	1,595,059
California Municipal Finance Authority-PRS-California Obligated Group	5.00%		4/1/2044	BBB+	(e)	1,415,000	1,430,186
California Municipal Finance Authority (AG)	4.00%		2/1/2051	AA		1,000,000	904,737
California Public Finance Authority-Hazelden Betty Ford Foundation	5.00%		11/1/2054	Baa1		2,000,000	1,977,560
California Public Finance Authority-Kendal At Ventura†	10.00%		5/15/2028	NR		500,000	517,356
California Public Finance Authority-QSH/LB LLC†	6.625%		6/1/2065	NR		1,000,000	1,027,160
California Public Finance Authority-QSH/MB LLC†	6.75%		7/1/2065	NR		990,000	1,050,598
California Statewide Communities Development Authority-John Muir Health Obligated Group	5.25%		12/1/2054	A+		3,850,000	4,057,361
California Statewide Communities Development Authority-Loma Linda University Medical Center Obligated Group†	5.25%		12/1/2048	BB		1,395,000	1,381,192
California Statewide Communities Development Authority-Loma Linda University Medical Obligated Group†	5.00%		12/1/2026	BB		2,335,000	2,357,151

See Notes to Financial Statements.	169

Schedule of Investments (continued)

CALIFORNIA TAX FREE FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Health Care (continued)
California Statewide Communities Development Authority-Loma Linda University Medical Obligated Group†	5.00%	12/1/2041	BB	$2,350,000	$2,350,881
California Statewide Communities Development Authority-Loma Linda University Medical Obligated Group	5.25%	12/1/2034	BB	2,150,000	2,151,517
California Statewide Communities Development Authority-Loma Linda University Medical Obligated Group	5.50%	12/1/2054	BB	2,225,000	2,224,868
California Statewide Communities Development Authority-Loma Linda University Medical Obligated Group†	5.50%	12/1/2058	BB	2,645,000	2,639,462
Los Angeles County Public Works Financing Authority-County of Los Angeles CA	5.50%	12/1/2053	AA+	2,000,000	2,176,492
Palomar Health Obligated Group CA	5.00%	11/1/2036	B	3,555,000	3,224,890
Palomar Health Obligated Group CA	5.00%	11/1/2039	B	4,750,000	4,136,908
Regents of the University of California Medical Center Pooled Revenue	3.50%	5/15/2054	AA-	4,000,000	3,274,367
Washington Township Health Care District CA	5.75%	7/1/2053	Baa3	2,100,000	2,189,996
Total					101,697,190

Housing 5.82%
California Community Housing Agency Arbors Apartments†	5.00%	8/1/2050	NR	965,000	892,104
California Enterprise Development Authority-Provident Group-Pomona Properties LLC	5.00%	1/15/2045	Baa3	4,295,000	4,366,318
California Enterprise Development Authority-Provident Group-SDSU Properties LLC	5.00%	8/1/2040	Baa3	1,625,000	1,667,740
California Enterprise Development Authority-Provident Group-SDSU Properties LLC	5.00%	8/1/2050	Baa3	2,030,000	2,047,251
California Enterprise Development Authority-Provident Group-SDSU Properties LLC	5.00%	8/1/2055	Baa3	1,075,000	1,085,802
California Housing Finance Agency	3.25%	8/20/2036	BBB	7,979,987	7,616,455
California Housing Finance Agency	3.50%	11/20/2035	BBB+	2,241,360	2,190,245
California Municipal Finance Authority-Bowles Hall Foundation	5.00%	6/1/2050	Baa3	500,000	499,979

170	See Notes to Financial Statements.

Schedule of Investments (continued)

CALIFORNIA TAX FREE FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Housing (continued)
California Municipal Finance Authority-Caritas Corp CMFA Mobile Home Park Financing 2024 Portfolio	5.00%	8/15/2049	A-	$2,230,000	$2,273,318
California Municipal Finance Authority-Caritas Corp CMFA Mobile Home Park Financing 2024 Portfolio	5.00%	8/15/2054	A-	2,000,000	2,026,631
California Municipal Finance Authority-CHF-Davis I LLC	5.00%	5/15/2048	Baa3	1,000,000	1,000,678
California Municipal Finance Authority-CHF-Davis II LLC (BAM)	3.00%	5/15/2051	AA	2,500,000	1,858,352
California Municipal Finance Authority-CHF-Riverside I LLC	5.00%	5/15/2043	Baa3	3,000,000	3,017,429
California Public Finance Authority-P3 Irvine SL Holdings LLC Obligated Group†	6.375%	6/1/2059	NR	2,000,000	1,864,745
California Public Finance Authority-P3 Irvine SL Holdings LLC Obligated Group†	6.50%	6/1/2054	NR	1,000,000	962,287
California Statewide Communities Development Authority-CHF-Irvine LLC	5.00%	5/15/2035	Baa1	3,100,000	3,128,425
CSCDA Community Improvement Authority Orange Portfolio CA†	3.00%	3/1/2057	NR	2,000,000	1,326,302
CSCDA Community Improvement Authority Westgate Apartments CA†	3.00%	6/1/2047	NR	1,500,000	1,034,785
CSCDA Community Improvement Authority Westgate Apartments CA†	4.00%	6/1/2057	NR	1,000,000	297,711
Total					39,156,557

Lease Obligations 2.23%
California State Public Works Board	4.00%	11/1/2046	Aa3	2,100,000	2,011,236
California State Public Works Board	5.00%	4/1/2050	Aa3	2,000,000	2,103,566
Los Angeles County Public Works Financing Authority-County of Los Angeles CA	5.50%	12/1/2054	AA+	2,000,000	2,190,150
Pasadena Public Financing Authority-City of Pasadena CA	Zero Coupon	6/1/2047	AA+	1,000,000	372,102
Pasadena Public Financing Authority-City of Pasadena CA	Zero Coupon	6/1/2048	AA+	1,125,000	398,277
San Diego Public Facilities Financing Authority-City of San Diego CA	5.00%	10/15/2054	AA-	5,000,000	5,239,505
San Diego Public Facilities Financing Authority-City of San Diego CA(d)	5.25%	10/15/2055	AA-	2,500,000	2,682,590
Total					14,997,426

See Notes to Financial Statements.	171

Schedule of Investments (continued)

CALIFORNIA TAX FREE FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Other Revenue 0.61%
California Infrastructure & Economic Development Bank-Los Angeles County Museum of Natural History Foundation	4.00%		7/1/2050	A2	$2,625,000	$2,474,385
California School Finance Authority-Green Dot Public Schools Obligated Group†	5.00%		8/1/2038	BBB-	1,000,000	1,015,874
Commonwealth of Puerto Rico GO	Zero Coupon	#(b)	11/1/2051	NR	74,820	50,597
Territory of Guam	5.25%		1/1/2037	Baa3	500,000	546,264
Total						4,087,120

Pollution Control 0.24%
California Municipal Finance Authority-Republic Services Inc AMT	3.875%	#(b)	3/1/2054	A-	1,600,000	1,597,435

Power 0.49%
Southern California Public Power Authority	5.25%		7/1/2053	Aa2	3,180,000	3,314,732

Pre-Refunded 0.10%
M-S-R Energy Authority CA	6.50%		11/1/2039	BBB+	555,000	680,696

Special Tax 2.81%
California Statewide Communities Development Authority	5.00%		9/2/2054	BBB-	3,000,000	3,044,515
City of Fontana Community Facilities District No 109 CA	5.00%		9/1/2049	NR	1,000,000	1,012,258
City of Fontana Community Facilities District No 109 CA	5.00%		9/1/2054	NR	1,400,000	1,409,651
City of Irvine CA Special Tax (BAM)	5.25%		9/1/2053	AA	3,000,000	3,135,558
City of Roseville Westpark Community Facilities District No 1 CA Special Tax	5.00%		9/1/2031	NR	1,000,000	1,000,833
County of Los Angeles Community Facilities District No. CA Special Tax	5.00%		9/1/2052	NR	1,500,000	1,519,877
County of Orange CA Community Facilities District No 2023-1	5.50%		8/15/2053	NR	1,375,000	1,426,183
Fairfield Community Facilities District-City of Fairfield Community Facilities District No 2023-1 Area No 1 CA	5.00%		9/1/2054	NR	2,000,000	2,012,351
Inland Valley Development Agency CA Tax Allocation	5.25%		9/1/2037	A+	1,325,000	1,335,510
River Islands Public Financing Authority CA Special Tax (AG)	5.25%		9/1/2052	AA	1,000,000	1,040,380

172	See Notes to Financial Statements.

Schedule of Investments (continued)

CALIFORNIA TAX FREE FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Special Tax (continued)
Tejon Ranch Public Facilities Finance Authority-Tejon Ranch Public Facilities Finance Authority Community Facs District No 2008-1 CA	5.00%	9/1/2054	NR	$2,000,000	$1,998,953
Total					18,936,069

Tax Revenue 2.90%
Compton Community Redevelopment Agency Successor Agency CA Tax Allocation (AG)	5.00%	8/1/2037	AA	1,700,000	1,872,608
Matching Fund Special Purpose Securitization Corp.-United States Virgin Islands Federal Excise Tax	5.00%	10/1/2026	NR	1,925,000	1,940,178
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2051	NR	1,569,000	394,678
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	503,000	481,827
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	4,283,000	4,102,717
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%	7/1/2053	NR	7,000	6,321
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.75%	7/1/2053	NR	4,798,854	4,516,509
River Islands Public Financing Authority Community Facs District No 2023-1 Area 2 CA	5.00%	9/1/2048	NR	1,650,000	1,650,602
River Islands Public Financing Authority Community Facs District No 2023-1 Area 2 CA	5.00%	9/1/2054	NR	1,000,000	994,951
San Diego Unified School District CA GO	3.00%	7/1/2044	Aa2	4,400,000	3,549,281
Total					19,509,672

Taxable Revenue-Water & Sewer 2.19%
California Pollution Control Financing Authority-Poseidon Resources Channelside LP AMT†	5.00%	11/21/2045	Baa3	1,100,000	1,122,451
San Francisco City & County Public Utilities Commission Wastewater Revenue(c)	5.00%	10/1/2054	AA	10,000,000	10,477,517
San Francisco City & County Public Utilities Commission Wastewater Revenue CA	5.00%	10/1/2054	AA	3,000,000	3,143,255
Total					14,743,223

See Notes to Financial Statements.	173

Schedule of Investments (continued)

CALIFORNIA TAX FREE FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
Tobacco 1.88%
California Statewide Financing Authority	Zero Coupon	6/1/2046	NR		$8,675,000	$2,152,186
California Statewide Financing Authority†	Zero Coupon	6/1/2055	NR		10,000,000	599,773
Golden State Tobacco Securitization Corp. CA	Zero Coupon	6/1/2066	NR		15,000,000	1,597,603
Inland Empire Tobacco Securitization Corp.-Inland Empire Tobacco Securitization Corp CA	Zero Coupon	6/1/2036	CCC		1,000,000	476,094
Inland Empire Tobacco Securitization Corp. CA†	Zero Coupon	6/1/2057	CCC		3,000,000	193,860
Silicon Valley Tobacco Securitization Authority CA	Zero Coupon	6/1/2041	NR		5,000,000	1,796,907
Silicon Valley Tobacco Securitization Authority CA	Zero Coupon	6/1/2056	NR		2,250,000	198,901
Tobacco Securitization Authority of Southern California-San Diego County Tobacco Asset Securitization Corp	Zero Coupon	6/1/2046	CCC-		1,000,000	193,403
Tobacco Securitization Authority of Southern California-San Diego County Tobacco Asset Securitization Corp	5.00%	6/1/2048	BBB+		5,475,000	5,416,707
Total						12,625,434

Transportation 18.62%
Alameda Corridor Transportation Authority CA (AG)	Zero Coupon	10/1/2051	AA		1,000,000	575,576
Alameda Corridor Transportation Authority CA (AG)	Zero Coupon	10/1/2053	AA		5,000,000	1,273,694
Alameda Corridor Transportation Authority CA (AG)	5.00%	10/1/2052	AA		6,300,000	6,494,176
Bay Area Toll Authority CA	5.00%	4/1/2045	AA		1,200,000	1,300,564
Burbank-Glendale-Pasadena Airport Authority Brick Campaign CA AMT	5.25%	7/1/2049	A		1,365,000	1,416,403
Burbank-Glendale-Pasadena Airport Authority Brick Campaign CA AMT	5.25%	7/1/2054	A		5,350,000	5,522,643
California Municipal Finance Authority-LAX Integrated Express Solutions LLC AMT	4.00%	12/31/2047	BB+	(e)	4,650,000	4,002,680

174	See Notes to Financial Statements.

Schedule of Investments (continued)

CALIFORNIA TAX FREE FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
Transportation (continued)
California Municipal Finance Authority-LAX Integrated Express Solutions LLC AMT	5.00%	12/31/2034	BB+	(e)	$1,700,000	$1,731,370
California Municipal Finance Authority-LAX Integrated Express Solutions LLC AMT	5.00%	12/31/2035	BB+	(e)	1,205,000	1,223,835
California Municipal Finance Authority-LAX Integrated Express Solutions LLC AMT	5.00%	12/31/2043	BB+	(e)	3,565,000	3,570,567
City of Fresno Airport Revenue CA (BAM) AMT	5.00%	7/1/2048	AA		5,220,000	5,325,705
City of Long Beach Airport System Revenue CA (AG) AMT	5.25%	6/1/2047	AA		1,330,000	1,360,044
City of Los Angeles Department of Airports CA	5.25%	5/15/2051	Aa3		5,750,000	6,176,193
City of Los Angeles Department of Airports CA AMT	4.00%	5/15/2041	AA-		4,420,000	4,220,790
City of Los Angeles Department of Airports CA AMT	4.00%	5/15/2049	AA-		2,000,000	1,799,179
City of Los Angeles Department of Airports CA AMT	5.00%	5/15/2032	AA-		1,895,000	2,090,058
City of Los Angeles Department of Airports CA AMT	5.25%	5/15/2045	Aa3		2,000,000	2,116,925
City of Los Angeles Department of Airports CA AMT	5.25%	5/15/2048	AA-		2,000,000	2,079,513
City of Los Angeles Department of Airports CA AMT	5.50%	5/15/2036	AA		1,100,000	1,217,242
City of Los Angeles Department of Airports CA AMT	5.50%	5/15/2055	Aa3		5,250,000	5,595,553
County of Sacramento Airport System Revenue-County of Sacramento CA Airport System Revenue CA	5.25%	7/1/2054	A+		3,500,000	3,734,043
County of Sacramento Airport System Revenue CA	5.00%	7/1/2049	A+		2,000,000	2,101,273
County of Sacramento Airport System Revenue CA	5.00%	7/1/2054	A+		2,000,000	2,081,365
Foothill-Eastern Transportation Corridor Agency CA	Zero Coupon	1/15/2033	A		1,500,000	1,179,747
Foothill-Eastern Transportation Corridor Agency CA	3.50%	1/15/2053	A		3,600,000	2,928,441
Foothill-Eastern Transportation Corridor Agency CA	3.95%	1/15/2053	A		2,850,000	2,513,913
Foothill-Eastern Transportation Corridor Agency CA	6.85%	1/15/2042	A		1,150,000	1,307,234

See Notes to Financial Statements.	175

Schedule of Investments (continued)

CALIFORNIA TAX FREE FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Transportation (continued)
Foothill-Eastern Transportation Corridor Agency CA (AG)	3.95%	1/15/2053	AA	$2,530,000	$2,285,579
Norman Y Mineta San Jose International Airport SJC CA (BAM) AMT	4.00%	3/1/2042	AA	6,000,000	5,622,563
Norman Y Mineta San Jose International Airport SJC CA AMT	5.00%	3/1/2031	A	1,750,000	1,913,354
Port Commission of the City & County of San Francisco CA AMT	5.00%	3/1/2030	Aa3	1,415,000	1,417,369
San Diego County Regional Airport Authority CA AMT	5.25%	7/1/2045	Aa3	4,700,000	4,977,602
San Francisco City & County Airport Comm-San Francisco International Airport CA	5.00%	5/1/2042	A1	3,180,000	3,433,527
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.00%	5/1/2031	A1	6,500,000	7,159,094
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.00%	5/1/2039	A1	2,695,000	2,860,801
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.25%	5/1/2049	A1	3,600,000	3,738,738
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.50%	5/1/2055	AA-	3,000,000	3,196,866
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.75%	5/1/2048	A1	2,000,000	2,135,957
San Joaquin Hills Transportation Corridor Agency CA	4.00%	1/15/2044	A	3,932,000	3,651,702
San Joaquin Hills Transportation Corridor Agency CA	4.00%	1/15/2050	A	1,825,000	1,643,638
San Joaquin Hills Transportation Corridor Agency CA	5.25%	1/15/2044	A-	2,850,000	2,850,976
San Joaquin Hills Transportation Corridor Agency CA	5.25%	1/15/2049	A-	2,505,000	2,505,798
San Joaquin Hills Transportation Corridor Agency CA (NATL)	Zero Coupon	1/15/2036	Baa2	1,450,000	978,178
Total					125,310,468

176	See Notes to Financial Statements.

Schedule of Investments (continued)

CALIFORNIA TAX FREE FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Utilities 14.73%
California Community Choice Financing Authority	4.00%	#(b)	2/1/2052	A1	$4,000,000	$4,101,977
California Community Choice Financing Authority	5.00%	#(b)	2/1/2054	A1	2,500,000	2,690,881
California Community Choice Financing Authority	5.00%	#(b)	1/1/2055	A1	6,850,000	7,258,005
California Community Choice Financing Authority	5.00%	#(b)	2/1/2055	A1	5,775,000	6,307,674
California Community Choice Financing Authority	5.00%	#(b)	2/1/2055	Aa3	3,000,000	3,269,043
California Community Choice Financing Authority	5.00%	#(b)	8/1/2055	A2	3,000,000	3,236,037
California Community Choice Financing Authority	5.00%	#(b)	10/1/2055	NR	7,000,000	7,533,665
California Community Choice Financing Authority	5.00%	#(b)	1/1/2056	A1	5,975,000	6,404,061
California Community Choice Financing Authority	5.00%	#(b)	3/1/2056	Aa3	4,500,000	4,938,303
California Pollution Control Financing Authority-Poseidon Resources Channelside LP†	5.00%		11/21/2045	Baa3	3,870,000	3,906,446
Central Valley Energy Authority CA	5.00%	#(b)	12/1/2055	Aa3	5,570,000	6,103,466
City of Burbank Electric Revenue CA	5.00%		6/1/2053	AA-	3,790,000	3,919,461
City of Glendale Electric Revenue CA	5.00%		2/1/2054	A+	2,000,000	2,080,996
City of San Francisco Public Utilities Commission Water Revenue CA	5.25%		11/1/2052	Aa2	1,000,000	1,066,213
Guam Government Waterworks Authority-Guam Waterworks Authority Water And Wastewater System	5.50%		7/1/2043	A-	250,000	267,878
Guam Government Waterworks Authority-Guam Waterworks Authority Water And Wastewater System	5.50%		7/1/2044	A-	1,000,000	1,063,645
Guam Waterworks Authority Water And Wastewater System	5.00%		7/1/2042	A-	1,500,000	1,547,723
Indio Electric Financing Authority-Imperial Irrigation District Electric System Revenue CA	5.25%		1/1/2053	A1	3,685,000	3,925,663
Long Beach Bond Finance Authority CA	4.427% (3 mo. USD Term SOFR * 0.67 + 1.43%	)#	11/15/2026	A1	1,025,000	1,030,488

See Notes to Financial Statements.	177

Schedule of Investments (continued)

CALIFORNIA TAX FREE FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
Utilities (continued)
Los Angeles Department of Water & Power System Revenue CA	5.00%		7/1/2035	Aa2		$4,000,000	$4,595,635
Los Angeles Department of Water & Power System Revenue CA (BAM)	5.00%		7/1/2053	AA		3,500,000	3,614,147
Los Angeles Department of Water & Power Water System Revenue CA	5.00%		7/1/2034	Aa2		1,200,000	1,378,143
Los Angeles Department of Water & Power Water System Revenue CA	5.00%		7/1/2035	Aa2		1,160,000	1,334,831
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	4.00%		7/1/2042	NR		700,000	628,971
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	4.00%		7/1/2047	NR		1,000,000	843,518
Sacramento Municipal Utility District CA	5.00%		11/15/2054	Aa2		1,000,000	1,053,398
Southern California Public Power Authority	4.524% (3 mo. USD Term SOFR * 0.67 + 1.47%	)#	11/1/2038	A2		815,000	787,966
Southern California Public Power Authority	5.00%		11/1/2033	A2		3,625,000	3,911,168
Southern California Public Power Authority-City of Anaheim Electric System Revenue	5.00%	#(b)	4/1/2055	A2		5,500,000	5,919,208
Southern California Public Power Authority-Los Angeles Department of Water & Power	5.00%		7/1/2053	Aa2		2,000,000	2,055,080
Transbay Joint Powers Authority CA Tax Allocation	5.00%		10/1/2032	BBB+	(e)	1,090,000	1,141,119
Transbay Joint Powers Authority CA Tax Allocation	5.00%		10/1/2034	BBB+	(e)	300,000	312,329
Transbay Joint Powers Authority CA Tax Allocation	5.00%		10/1/2035	BBB+	(e)	200,000	207,130
Transbay Joint Powers Authority CA Tax Allocation	5.00%		10/1/2038	BBB+	(e)	650,000	662,342
Total							99,096,610
Total Municipal Bonds (cost $669,634,651)							665,325,099

178	See Notes to Financial Statements.

Schedule of Investments (continued)

CALIFORNIA TAX FREE FUND September 30, 2025

Investments	Interest Rate#	Interest Rate Reset Date(f)	Final Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 0.30%

VARIABLE RATE DEMAND NOTES 0.13%

Education 0.07%
University of California	3.000%	10/1/2025	5/15/2048	AA	$500,000	$500,000

Transportation 0.06%
Bay Area Toll Authority CA	3.300%	10/1/2025	4/1/2055	AA+	425,000	425,000
Total Variable Rate Demand Notes (cost $925,000)						925,000

REPURCHASE AGREEMENTS 0.17%
Repurchase Agreement dated 9/30/2025, 3.750% due 10/1/2025 with Fixed Income Clearing Corp. collateralized by $1,131,800 of U.S. Treasury Note at 3.750% due 4/30/2027; value: $1,150,740; proceeds: $1,128,271 (cost $1,128,153)					1,128,153	1,128,153
Total Short-Term Investments (cost $2,053,153)						2,053,153
Total Investments in Securities 99.19% (cost $671,687,804)						667,378,252
Other Assets and Liabilities – Net(g) 0.81%						5,445,033
Net Assets 100.00%						$672,823,285

AG	Insured by–Assured Guaranty, inc.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by–Build America Mutual.
NATL	Insured by–National Public Finance Guarantee Corporation.
NR	Not Rated.
SIFMA	Insured by–Securities Industry and Financial Markets Association.
SOFR	Secured Overnight Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At September 30, 2025, the total value of Rule 144A securities was $44,140,934, which represents 6.56% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2025.
(a)	Unaudited.
(b)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(c)	Municipal Bonds Held in Trust-Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 2(e) to Financial Statements for details of Municipal Bonds Held in Trust.
(d)	Securities purchased on a when-issued basis (See Note 2(h)).
(e)	This investment has been rated by Fitch IBCA.
(f)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.
(g)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on futures contracts as follows:

See Notes to Financial Statements.	179

Schedule of Investments (concluded)

CALIFORNIA TAX FREE FUND September 30, 2025

Futures Contracts at September 30, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Long Bond	December 2025	58	Short	$(6,587,642)	$(6,762,438)	$(174,796)

The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds(3)	$–	$665,325,099	$–	$665,325,099
Short-Term Investments
Variable Rate Demand Notes	–	925,000	–	925,000
Repurchase Agreements	–	1,128,153	–	1,128,153
Total	$–	$667,378,252	$–	$667,378,252
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(174,796)	–	–	(174,796)
Total	$(174,796)	$–	$–	$(174,796)

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Includes Municipal Bonds held in Trust 2(e).

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.

180	See Notes to Financial Statements.

Schedule of Investments

NEW JERSEY TAX FREE FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 97.99%

MUNICIPAL BONDS 97.99%

Corporate-Backed 1.86%
New Jersey Economic Development Authority-NYNJ Link Borrower LLC (AG) AMT	5.00%	1/1/2031	AA	$225,000	$225,457
New Jersey Economic Development Authority-NYNJ Link Borrower LLC AMT	5.00%	1/1/2028	A-	100,000	100,192
New Jersey Economic Development Authority-NYNJ Link Borrower LLC AMT	5.50%	1/1/2026	A-	250,000	250,526
New Jersey Economic Development Authority-Port Newark Container Terminal LLC AMT	5.00%	10/1/2037	Baa2	295,000	298,750
New Jersey Economic Development Authority-United Airlines Inc	5.25%	9/15/2029	BB+	1,180,000	1,181,625
New Jersey Economic Development Authority-United Airlines Inc	5.50%	6/1/2033	BB+	650,000	651,067
New Jersey Infrastructure Bank	2.125%	9/1/2046	AAA	450,000	281,535
Total					2,989,152

Education 15.81%
Camden County Improvement Authority-KIPP Cooper Norcross Obligated Group NJ	6.00%	6/15/2047	BBB	615,000	642,308
Gloucester County Improvement Authority-Rowan University NJ	5.00%	7/1/2043	A	600,000	637,481
Gloucester County Improvement Authority-Rowan University NJ (BAM)	5.00%	7/1/2054	AA	1,000,000	1,030,589
Hudson County Improvement Authority NJ	4.00%	6/1/2049	AA	500,000	468,148
Middlesex County Improvement Authority-Rutgers The State University of New Jersey	5.00%	8/15/2053	Aa3	2,055,000	2,133,197
Middlesex County Improvement Authority NJ GTD	4.00%	8/15/2053	AAA	1,000,000	940,426
Montclair State University, Inc. NJ (AG)	5.00%	7/1/2036	AA	250,000	283,858
Montclair State University, Inc. NJ (AG)	5.00%	7/1/2041	AA	200,000	216,738
New Jersey Economic Development Authority-Provident Group-Montclair Properties LLC (AG)	5.00%	6/1/2042	AA	1,250,000	1,263,700
New Jersey Educational Facilities Authority	5.00%	9/1/2036	A1	1,145,000	1,262,238
New Jersey Educational Facilities Authority	5.25%	9/1/2053	A1	750,000	779,736
New Jersey Educational Facilities Authority-Montclair State University Inc (AG)	5.00%	7/1/2041	AA	845,000	907,700

See Notes to Financial Statements.	181

Schedule of Investments (continued)

NEW JERSEY TAX FREE FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Education (continued)
New Jersey Educational Facilities Authority-Montclair State University Inc (AG)	5.00%		7/1/2044	AA	$500,000	$522,443
New Jersey Educational Facilities Authority-New Jersey City University Inc (AG)	4.00%		7/1/2036	AA	745,000	723,763
New Jersey Educational Facilities Authority-Ramapo College of New Jersey (AG)	4.00%		7/1/2041	AA	545,000	535,663
New Jersey Educational Facilities Authority-Seton Hall University	4.00%		7/1/2046	BBB+	545,000	477,847
New Jersey Educational Facilities Authority-Seton Hall University	5.00%		7/1/2034	BBB+	335,000	337,521
New Jersey Educational Facilities Authority-Seton Hall University (AG)	3.25%		7/1/2049	AA	480,000	391,028
New Jersey Educational Facilities Authority-Stevens Institute of Technology International Inc	3.00%		7/1/2050	BBB+	1,350,000	961,500
New Jersey Educational Facilities Authority-Stevens Institute of Technology International Inc	4.00%		7/1/2050	BBB+	200,000	173,064
New Jersey Educational Facilities Authority-Stevens Institute of Technology International Inc	5.00%		7/1/2030	BBB+	530,000	548,566
New Jersey Educational Facilities Authority-Stevens Institute of Technology International Inc	5.00%		7/1/2047	BBB+	1,750,000	1,753,694
New Jersey Educational Facilities Authority-Stockton University-Stockton University	5.00%		7/1/2041	A3	800,000	802,693
New Jersey Educational Facilities Authority-Trustees of Princeton University	5.00%		3/1/2038	AAA	355,000	400,204
New Jersey Educational Facilities Authority-Trustees of Princeton University	5.00%	#(b)	7/1/2064	AAA	1,000,000	1,151,013
New Jersey Educational Facilities Authority-Trustees of Princeton University	5.25%		3/1/2054	AAA	3,635,000	3,919,920
New Jersey Educational Facilities Authority-William Paterson University of New Jersey (AG)	3.00%		7/1/2039	AA	250,000	213,810
New Jersey Educational Facilities Authority-William Paterson University of New Jersey (AG)	3.00%		7/1/2040	AA	250,000	210,323
New Jersey Higher Education Student Assistance Authority AMT	2.50%		12/1/2040	AA	605,000	567,815

182	See Notes to Financial Statements.

Schedule of Investments (continued)

NEW JERSEY TAX FREE FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Education (continued)
New Jersey Higher Education Student Assistance Authority AMT	3.25%		12/1/2039	Aa1	$110,000	$107,043
New Jersey Institute of Technology (BAM)	5.00%		7/1/2037	AA	500,000	571,513
New Jersey Institute of Technology (BAM)	5.25%		7/1/2055	AA	500,000	534,973
Total						25,470,515

Financial Services 0.13%
New Jersey Higher Education Student Assistance Authority AMT	5.00%		12/1/2028	Aaa	200,000	209,583

General Obligation 7.04%
City of Atlantic City NJ GO (BAM), (ST AID WITHHLDG)	5.00%		3/1/2042	AA	750,000	758,773
City of Newark Mass Transit Access Tax Revenue NJ (AG)	5.375%		11/15/2052	AA	1,670,000	1,790,321
Commonwealth of Puerto Rico GO	Zero Coupon		7/1/2033	NR	52,676	37,686
Commonwealth of Puerto Rico GO	Zero Coupon	#(b)	11/1/2043	NR	168,588	111,689
Commonwealth of Puerto Rico GO	4.00%		7/1/2033	NR	40,933	40,504
Commonwealth of Puerto Rico GO	4.00%		7/1/2035	NR	36,793	35,916
Commonwealth of Puerto Rico GO	4.00%		7/1/2037	NR	31,578	29,998
Commonwealth of Puerto Rico GO	5.625%		7/1/2027	NR	45,175	46,772
Commonwealth of Puerto Rico GO	5.625%		7/1/2029	NR	44,442	47,562
Commonwealth of Puerto Rico GO	5.75%		7/1/2031	NR	43,166	47,863
County of Hudson NJ GO	2.00%		11/15/2035	AA	1,000,000	809,347
County of Ocean NJ GO	4.00%		11/1/2044	Aaa	1,000,000	994,273
New Jersey Economic Development Authority-New Jersey Transit Corp	5.25%		11/1/2047	A1	860,000	900,542
New Jersey Health Care Facilities Financing Authority-State of New Jersey	5.00%		10/1/2037	A1	1,000,000	1,030,322
New Jersey Infrastructure Bank	5.00%		9/1/2052	AAA	500,000	523,131
New Jersey Transportation Trust Fund Authority	4.25%		6/15/2044	A1	500,000	481,729
Plainfield Board of Education NJ GO (AG)	4.00%		10/15/2043	AA	480,000	468,063
Rutherford Board of Education NJ GO	2.50%		12/15/2034	AA-	1,000,000	885,137
State of New Jersey GO	2.50%		6/1/2038	Aa3	1,375,000	1,128,208
Union County Improvement Authority NJ	4.125%		4/15/2054	Aaa	250,000	235,840
Union County Utilities Authority-Covanta Union LLC NJ GTD AMT	4.75%		12/1/2031	AA+	945,000	945,327
Total						11,349,003

See Notes to Financial Statements.	183

Schedule of Investments (continued)

NEW JERSEY TAX FREE FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Health Care 10.68%
New Jersey Economic Development Authority-Bancroft Neurohealth Obligated Group	5.00%	6/1/2036	NR	$220,000	$220,291
New Jersey Health Care Facilities Financing Authority-AtlantiCare Health System Obligated Group	2.375%	7/1/2046	AA-	695,000	440,385
New Jersey Health Care Facilities Financing Authority-Inspira Health Obligated Group	4.125%	7/1/2054	A2	1,665,000	1,492,892
New Jersey Health Care Facilities Financing Authority-Inspira Health Obligated Group	5.00%	7/1/2042	A2	1,215,000	1,222,913
New Jersey Health Care Facilities Financing Authority-Inspira Health Obligated Group	5.25%	7/1/2054	A2	1,720,000	1,808,452
New Jersey Health Care Facilities Financing Authority-RWJ Barnabas Health Obligated Group	3.00%	7/1/2051	AA-	1,280,000	970,313
New Jersey Health Care Facilities Financing Authority-RWJ Barnabas Health Obligated Group	4.00%	7/1/2051	AA-	1,500,000	1,359,077
New Jersey Health Care Facilities Financing Authority-RWJ Barnabas Health Obligated Group	5.00%	7/1/2043	AA-	1,925,000	1,932,822
New Jersey Health Care Facilities Financing Authority-RWJ Barnabas Health Obligated Group	5.25%	7/1/2054	AA-	1,500,000	1,594,688
New Jersey Health Care Facilities Financing Authority-St Joseph’s Healthcare System Obligated Group	4.00%	7/1/2048	BBB-	1,345,000	1,147,993
New Jersey Health Care Facilities Financing Authority-St Joseph’s Healthcare System Obligated Group	5.00%	7/1/2027	BBB-	100,000	101,034
New Jersey Health Care Facilities Financing Authority-St Joseph’s Healthcare System Obligated Group	5.00%	7/1/2035	BBB-	1,000,000	1,003,881
New Jersey Health Care Facilities Financing Authority-St Joseph’s Healthcare System Obligated Group	5.00%	7/1/2041	BBB-	2,635,000	2,637,455
New Jersey Health Care Facilities Financing Authority-University Hospital (AG)	5.00%	7/1/2046	AA	1,275,000	1,275,254
Total					17,207,450

184	See Notes to Financial Statements.

Schedule of Investments (continued)

NEW JERSEY TAX FREE FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Housing 0.47%
New Jersey Economic Development Authority-Provident Group-Rowan Properties LLC	5.00%	1/1/2048	B1	$250,000	$233,902
New Jersey Housing & Mortgage Finance Agency (HUD)	3.15%	5/1/2053	AA-	100,000	74,715
Passaic County Improvement Authority NJ	4.00%	11/1/2051	Aa1	475,000	452,722
Total					761,339

Lease Obligations 7.68%
New Jersey Economic Development Authority-NYNJ Link Borrower LLC AMT	5.375%	1/1/2043	A-	1,710,000	1,711,349
New Jersey Economic Development Authority-NYNJ Link Borrower LLC AMT	5.625%	1/1/2052	A-	210,000	210,152
New Jersey Economic Development Authority-State Capitol Joint Management Commission	5.00%	6/15/2035	A1	1,100,000	1,157,907
New Jersey Economic Development Authority-State of New Jersey	5.00%	6/15/2042	A1	900,000	916,777
New Jersey Economic Development Authority-State of New Jersey Department of the Treasury	5.00%	6/15/2047	A1	540,000	546,307
New Jersey Economic Development Authority-State of New Jersey Department of the Treasury	5.00%	6/15/2048	A1	500,000	507,154
New Jersey Economic Development Authority-State of New Jersey Motor Vehicle Surcharge Revenue	4.00%	7/1/2034	Baa2	500,000	502,041
New Jersey Health Care Facilities Financing Authority-State of New Jersey	5.00%	10/1/2038	A1	520,000	534,255
New Jersey Transportation Trust Fund Authority	Zero Coupon	12/15/2031	A1	1,980,000	1,638,243
New Jersey Transportation Trust Fund Authority	Zero Coupon	12/15/2038	A1	1,120,000	655,262
New Jersey Transportation Trust Fund Authority	4.00%	12/15/2039	A1	660,000	650,720
New Jersey Transportation Trust Fund Authority	4.25%	12/15/2038	A1	470,000	472,047
New Jersey Transportation Trust Fund Authority-State of New Jersey	5.00%	9/1/2036	A1	545,000	552,134
New Jersey Transportation Trust Fund Authority-State of New Jersey	5.00%	12/15/2039	A1	1,000,000	1,043,358

See Notes to Financial Statements.	185

Schedule of Investments (continued)

NEW JERSEY TAX FREE FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Lease Obligations (continued)
New Jersey Transportation Trust Fund Authority-State of New Jersey	5.00%	6/15/2046	A1	$800,000	$829,534
New Jersey Transportation Trust Fund Authority-State of New Jersey	5.50%	9/1/2033	A1	435,000	444,544
Total					12,371,784

Other Revenue 1.89%
Casino Reinvestment Development Authority, Inc. GA (AG)	4.00%	11/1/2044	AA	1,250,000	1,150,511
Casino Reinvestment Development Authority, Inc. GA (AG)	5.00%	11/1/2041	AA	285,000	302,024
Casino Reinvestment Development Authority, Inc. GA (AG)	5.00%	11/1/2044	AA	200,000	208,301
New Jersey Economic Development Authority-Bancroft Neurohealth Obligated Group	5.00%	6/1/2041	NR	365,000	354,131
Passaic County Improvement Authority-200 Hospital Plaza Corp. NJ	5.00%	5/1/2042	AA	750,000	762,161
Territory of Guam	5.00%	1/1/2036	Baa3	250,000	271,225
Total					3,048,353

Special Tax 0.44%
New Jersey Economic Development Authority-NJ Metromall Urban Renewal Inc	6.50%	4/1/2028	Baa2	378,384	390,263
New Jersey Infrastructure Bank	2.00%	9/1/2046	AAA	520,000	316,689
Total					706,952

Tax Revenue 4.35%
Casino Reinvestment Development Authority, Inc. NJ (AG)	5.00%	11/1/2035	AA	325,000	364,931
Garden State Preservation Trust NJ (AG)	5.75%	11/1/2028	AA	765,000	802,824
New Jersey Infrastructure Bank	5.00%	9/1/2049	AAA	800,000	849,081
New Jersey Transportation Trust Fund Authority	3.00%	6/15/2050	A1	550,000	406,566
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2031	NR	235,000	192,555
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2033	NR	699,000	526,159
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2051	NR	2,675,000	672,889

186	See Notes to Financial Statements.

Schedule of Investments (continued)

NEW JERSEY TAX FREE FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Tax Revenue (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%		7/1/2040	NR	$596,000	$570,913
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%		7/1/2040	NR	527,000	504,817
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%		7/1/2053	NR	18,000	16,253
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.55%		7/1/2040	NR	19,000	18,583
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.55%		7/1/2040	NR	380,000	371,666
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.75%		7/1/2053	NR	1,429,000	1,344,923
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.784%		7/1/2058	NR	149,000	138,553
Territory of Guam	4.00%		1/1/2042	Baa3	250,000	232,515
Total						7,013,228

Taxable Revenue-Water & Sewer 0.70%
Jersey City Municipal Utilities Authority Sewer Fund NJ (AG), (MUN GOVT GTD)	5.25%		10/15/2054	AA	500,000	527,472
New Jersey Economic Development Authority-New Jersey-American Water Co Inc AMT	3.75%	#(b)	11/1/2034	A+	600,000	605,368
Total						1,132,840

Tobacco 2.68%
Tobacco Settlement Financing Corp. NJ	5.00%		6/1/2046	BBB+	1,000,000	977,504
Tobacco Settlement Financing Corp. NJ	5.00%		6/1/2046	BB+	2,395,000	2,340,505
Tobacco Settlement Financing Corp. NJ	5.25%		6/1/2046	BBB+	1,000,000	1,001,697
Total						4,319,706

Transportation 39.01%
Delaware River & Bay Authority	4.00%		1/1/2044	A+	515,000	496,260
Delaware River & Bay Authority	5.00%		1/1/2049	A+	1,250,000	1,315,661
Delaware River Joint Toll Bridge Commission PA	3.00%		7/1/2049	A+	1,025,000	735,967
New Jersey Economic Development Authority-DRP Urban Renewal 4 LLC AMT†	6.375%		1/1/2035	NR	500,000	517,050
New Jersey Economic Development Authority-New Jersey Transit Corp	4.00%		11/1/2044	A1	275,000	251,885

See Notes to Financial Statements.	187

Schedule of Investments (continued)

NEW JERSEY TAX FREE FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Transportation (continued)
New Jersey Economic Development Authority-NYNJ Link Borrower LLC (AG) AMT	5.125%	1/1/2039	AA	$925,000	$926,186
New Jersey Economic Development Authority-Port Newark Container Terminal LLC AMT	5.00%	10/1/2047	Baa2	1,440,000	1,425,176
New Jersey Transportation Trust Fund Authority	4.00%	6/15/2050	A1	1,080,000	967,764
New Jersey Transportation Trust Fund Authority	5.25%	6/15/2050	A1	3,185,000	3,339,080
New Jersey Transportation Trust Fund Authority-State of New Jersey	3.00%	6/15/2050	A1	750,000	554,408
New Jersey Transportation Trust Fund Authority-State of New Jersey	4.00%	6/15/2042	A1	435,000	411,367
New Jersey Transportation Trust Fund Authority-State of New Jersey	4.125%	6/15/2050	A1	1,100,000	1,019,251
New Jersey Transportation Trust Fund Authority-State of New Jersey	5.00%	6/15/2035	A1	465,000	529,049
New Jersey Transportation Trust Fund Authority-State of New Jersey	5.00%	6/15/2037	A1	1,000,000	1,110,395
New Jersey Transportation Trust Fund Authority-State of New Jersey	5.25%	6/15/2041	A1	200,000	218,715
New Jersey Transportation Trust Fund Authority-State of New Jersey	5.25%	6/15/2046	A	385,000	404,219
New Jersey Transportation Trust Fund Authority-State of New Jersey	5.25%	6/15/2050	A1	3,005,000	3,157,088
New Jersey Transportation Trust Fund Authority-State of New Jersey	5.25%	6/15/2055	A1	3,905,000	4,083,543
New Jersey Turnpike Authority	4.00%	1/1/2043	AA-	610,000	588,931
New Jersey Turnpike Authority	4.00%	1/1/2048	AA-	1,000,000	928,421
New Jersey Turnpike Authority	5.00%	1/1/2035	AA-	660,000	763,691
New Jersey Turnpike Authority	5.00%	1/1/2036	AA-	1,050,000	1,207,444
New Jersey Turnpike Authority	5.00%	1/1/2042	AA-	270,000	286,769
New Jersey Turnpike Authority	5.00%	1/1/2044	AA-	835,000	886,099
New Jersey Turnpike Authority	5.00%	1/1/2045	AA-	1,750,000	1,851,261
New Jersey Turnpike Authority	5.00%	1/1/2046	AA-	1,250,000	1,305,504
New Jersey Turnpike Authority	5.25%	1/1/2050	AA-	2,850,000	3,054,350
New Jersey Turnpike Authority	5.25%	1/1/2052	AA-	1,250,000	1,315,773
New Jersey Turnpike Authority	5.25%	1/1/2054	AA-	2,800,000	2,964,379

188	See Notes to Financial Statements.

Schedule of Investments (continued)

NEW JERSEY TAX FREE FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Transportation (continued)
New Jersey Turnpike Authority	5.25%	1/1/2055	AA-	$660,000	$702,251
Port Authority of New York & New Jersey	4.00%	9/1/2043	AA-	870,000	833,392
Port Authority of New York & New Jersey	5.00%	12/1/2035	AA-	500,000	570,533
Port Authority of New York & New Jersey	5.00%	1/15/2038	AA-	500,000	566,217
Port Authority of New York & New Jersey	5.00%	7/15/2045	AA-	500,000	530,464
Port Authority of New York & New Jersey	5.00%	7/15/2053	AA-	360,000	373,299
Port Authority of New York & New Jersey	5.00%	7/15/2053	AA-	500,000	518,212
Port Authority of New York & New Jersey	5.00%	9/1/2054	AA-	3,375,000	3,517,074
Port Authority of New York & New Jersey	5.25%	10/15/2051	AA-	750,000	803,123
Port Authority of New York & New Jersey	5.25%	8/1/2052	AA-	1,330,000	1,392,799
Port Authority of New York & New Jersey AMT	5.00%	9/1/2032	AA-	555,000	616,731
Port Authority of New York & New Jersey AMT	5.00%	9/1/2034	AA-	605,000	674,806
Port Authority of New York & New Jersey AMT	5.00%	9/15/2034	AA-	415,000	430,437
Port Authority of New York & New Jersey AMT	5.00%	10/15/2034	AA-	500,000	500,395
Port Authority of New York & New Jersey AMT	5.00%	10/15/2035	AA-	1,500,000	1,667,679
Port Authority of New York & New Jersey AMT	5.00%	7/15/2036	AA-	545,000	590,261
Port Authority of New York & New Jersey AMT	5.00%	9/1/2036	AA-	750,000	780,355
Port Authority of New York & New Jersey AMT	5.00%	9/1/2036	AA-	970,000	1,053,780
Port Authority of New York & New Jersey AMT	5.00%	8/1/2037	AA-	825,000	879,145
Port Authority of New York & New Jersey AMT	5.00%	11/15/2041	AA-	600,000	604,693
Port Authority of New York & New Jersey AMT	5.00%	12/1/2044	AA-	500,000	514,535
South Jersey Port Corp.-South Jersey Port Corp AMT	5.00%	1/1/2035	A2	860,000	882,501
South Jersey Port Corp.-South Jersey Port Corp NJ AMT	5.00%	1/1/2036	A2	1,010,000	1,032,057
South Jersey Port Corp. NJ AMT	5.00%	1/1/2048	A2	1,885,000	1,874,749
South Jersey Transportation Authority (BAM)	5.00%	11/1/2039	AA	100,000	109,325
South Jersey Transportation Authority (BAM)	5.25%	11/1/2052	AA	415,000	437,549
South Jersey Transportation Authority NJ	4.625%	11/1/2047	BBB+	450,000	448,709
South Jersey Transportation Authority NJ	5.25%	11/1/2052	BBB+	1,765,000	1,839,051
South Jersey Transportation Authority NJ (BAM)	4.00%	11/1/2050	AA	1,080,000	979,003
South Jersey Transportation Authority NJ (BAM)	5.00%	11/1/2045	AA	500,000	516,882
Total					62,855,693

See Notes to Financial Statements.	189

Schedule of Investments (continued)

NEW JERSEY TAX FREE FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Utilities 5.25%
Guam Government Waterworks Authority-Guam Waterworks Authority Water And Wastewater System	5.50%		7/1/2043	A-	$995,000	$1,066,155
Jersey City Municipal Utilities Authority Sewer Fund NJ (BAM)	5.75%		10/15/2055	AA	1,600,000	1,782,911
New Jersey Economic Development Authority-Middlesex Water Co AMT	4.00%		8/1/2059	A+	500,000	432,051
New Jersey Economic Development Authority-New Jersey Natural Gas Co	3.50%		4/1/2042	A1	1,680,000	1,400,766
New Jersey Economic Development Authority-New Jersey Natural Gas Co AMT	3.00%		8/1/2041	A1	1,040,000	830,573
New Jersey Economic Development Authority-New Jersey-American Water Co Inc AMT	2.20%	#(b)	10/1/2039	A+	500,000	460,549
New Jersey Economic Development Authority-UMM Energy Partners LLC AMT	4.75%		6/15/2032	Baa2	1,000,000	1,000,427
Passaic Valley Sewerage Commission NJ (AG)	3.00%		12/1/2038	AA	1,000,000	884,069
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	4.00%		7/1/2042	NR	380,000	341,442
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	5.00%		7/1/2030	NR	250,000	260,930
Total						8,459,873
Total Municipal Bonds (cost $162,477,991)						157,895,471

SHORT-TERM INVESTMENTS 0.71%

REPURCHASE AGREEMENTS 0.71%
Repurchase Agreement dated 9/30/2025, 3.750% due 10/1/2025 with Fixed Income Clearing Corp. collateralized by $1,148,700 of U.S. Treasury Note at 3.750% due 4/30/2027; value: $1,167,951; proceeds: $1,145,091 (cost $1,144,971)					1,144,971	1,144,971
Total Short-Term Investments (cost $1,144,971)						1,144,971
Total Investments in Securities 98.70% (cost $163,622,962)						159,040,442
Other Assets and Liabilities – Net(c) 1.30%						2,095,992
Net Assets 100.00%						$161,136,434

AG	Insured by-Assured Guaranty, inc.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by-Build America Mutual.
GTD	Guaranteed.
HUD	Insured by-Department of Housing and Urban Development.
NR	Not Rated.

190	See Notes to Financial Statements.

Schedule of Investments (concluded)

NEW JERSEY TAX FREE FUND September 30, 2025

#	Variable rate security. The interest rate represents the rate in effect at September 30, 2025.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At September 30, 2025, the total value of Rule 144A securities was $1,119,422, which represents 0.69% of net assets.
(a)	Unaudited.
(b)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(c)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on futures contracts as follows:

Futures Contracts at September 30, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Long Bond	December 2025	9	Short	$(1,022,220)	$(1,049,343)	$(27,123)

The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$–	$157,895,471	$–	$157,895,471
Short-Term Investments
Repurchase Agreements	–	1,144,971	–	1,144,971
Total	$–	$159,040,442	$–	$159,040,442
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(27,123)	–	–	(27,123)
Total	$(27,123)	$–	$–	$(27,123)

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.

See Notes to Financial Statements.	191

Schedule of Investments

NEW YORK TAX FREE FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
LONG-TERM INVESTMENTS 99.41%

MUNICIPAL BONDS 99.41%

Corporate-Backed 9.90%
Brooklyn Arena Local Development Corp.-Brooklyn Events Center LLC NY	Zero Coupon		7/15/2047	Ba1		$250,000	$81,141
Build NYC Resource Corp.-Pratt Paper Inc NY AMT†	5.00%		1/1/2035	NR		240,000	240,201
New York City Industrial Development Agency-Queens Ballpark Co LLC NY (AG)	3.00%		1/1/2046	AA		3,240,000	2,457,752
New York City Transitional Finance Authority-New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%		5/1/2050	AAA		1,535,000	1,597,873
New York Liberty Development Corp.	2.10%		11/15/2032	A+		2,790,000	2,462,383
New York Liberty Development Corp.	2.875%		11/15/2046	A+		7,355,000	5,302,455
New York Liberty Development Corp.-3 World Trade Center LLC†	5.00%		11/15/2044	NR		8,655,000	8,655,031
New York Liberty Development Corp.-3 World Trade Center LLC†	5.15%		11/15/2034	NR		750,000	750,808
New York Liberty Development Corp.-3 World Trade Center LLC†	7.25%		11/15/2044	NR		1,200,000	1,200,946
New York Liberty Development Corp.-Goldman Sachs Headquarters LLC	5.25%		10/1/2035	A2		7,215,000	8,302,980
New York Liberty Development Corp.-Goldman Sachs Headquarters LLC	5.50%		10/1/2037	A2		3,650,000	4,274,434
New York Liberty Development Corp.-One Bryant Park LLC	2.80%		9/15/2069	Baa1		4,630,000	4,297,811
New York State Energy Research & Development Authority-New York State Electric & Gas Corp	4.00%		4/1/2034	A-		2,030,000	2,076,337
New York State Environmental Facilities Corp.-Casella Waste Systems Inc AMT†	2.875%	#(b)	12/1/2044	B+		1,500,000	1,420,921
New York State Environmental Facilities Corp.-Casella Waste Systems Inc AMT†	3.125%	#(b)	12/1/2044	B+		2,000,000	1,985,460
New York State Environmental Facilities Corp.-Casella Waste Systems Inc AMT†	5.125%	#(b)	9/1/2050	B+		1,000,000	1,042,395
New York Transportation Development Corp.-American Airlines Inc AMT	2.25%		8/1/2026	BB	(c)	55,000	54,499
New York Transportation Development Corp.-American Airlines Inc AMT	3.00%		8/1/2031	BB	(c)	3,500,000	3,290,767

192	See Notes to Financial Statements.

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
Corporate-Backed (continued)
New York Transportation Development Corp.-American Airlines Inc AMT	5.25%	8/1/2031	B+		$1,025,000	$1,064,297
New York Transportation Development Corp.-American Airlines Inc AMT	5.375%	8/1/2036	B+		1,025,000	1,066,212
New York Transportation Development Corp.-Delta Air Lines Inc AMT	5.00%	10/1/2035	Baa2		1,000,000	1,045,184
New York Transportation Development Corp.-JFK International Air Terminal LLC AMT	4.00%	12/1/2038	Baa1		3,600,000	3,413,363
Niagara Area Development Corp.-Reworld Holding Corp NY AMT†	4.75%	11/1/2042	B-		1,750,000	1,593,767
Westchester County Local Development Corp.-Miriam Osborn Memorial Home Association Obligated Group NY	5.00%	7/1/2034	A	(c)	200,000	206,170
Total						57,883,187

Education 12.61%
Build NYC Resource Corp.-East Harlem Scholars Academy Charter School Obligated Group NY†	5.75%	6/1/2042	BB		1,000,000	1,012,427
Build NYC Resource Corp.-Kipp NYC Public Charter Schools NY	5.25%	7/1/2052	BBB-		1,250,000	1,253,266
Build NYC Resource Corp.-Manhattan College NY	5.00%	8/1/2033	BBB		1,125,000	1,137,444
Build NYC Resource Corp.-New York Law School	5.00%	7/1/2041	BBB-		1,175,000	1,127,677
Build NYC Resource Corp.-Nightingale-Bamford School NY	5.00%	7/1/2040	A3		4,500,000	4,833,590
Build NYC Resource Corp.-Packer Collegiate Institute NY	5.00%	6/1/2040	A2		1,690,000	1,691,580
Clinton County Capital Resource Corp.-Clinton-Essex-Warren-Washington Board of Cooperative Educational Services NY†	5.00%	7/1/2046	A+		1,000,000	1,018,813
Dutchess County Local Development Corp.-Bard College NY	5.00%	7/1/2045	BBB-		1,000,000	1,000,583
Dutchess County Local Development Corp.-Bard College NY	5.00%	7/1/2051	BBB-		1,000,000	982,782
Dutchess County Local Development Corp.-Culinary Institute of America NY	4.00%	7/1/2040	Baa1		425,000	404,952
Dutchess County Local Development Corp.-Culinary Institute of America NY	5.00%	7/1/2041	Baa1		200,000	200,611

See Notes to Financial Statements.	193

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Education (continued)
Dutchess County Local Development Corp.-Culinary Institute of America NY	5.00%	7/1/2046	Baa1	$275,000	$275,226
Dutchess County Local Development Corp.-Marist College NY	5.00%	7/1/2043	A2	2,120,000	2,162,164
Dutchess County Local Development Corp.-Millbrook School NY	4.00%	9/1/2051	A	1,530,000	1,324,549
Hempstead Town Local Development Corp.-Molloy College NY	5.00%	7/1/2034	BBB	825,000	841,796
Hempstead Town Local Development Corp.-Molloy College NY	5.00%	7/1/2037	BBB	630,000	639,053
Hempstead Town Local Development Corp.-Molloy College NY	5.00%	7/1/2039	BBB	555,000	560,437
New York City Industrial Development Agency-Yankee Stadium LLC NY (AG)	3.00%	3/1/2049	AA	2,050,000	1,521,171
New York State Dormitory Authority-Cornell University	5.50%	7/1/2054	Aa1	5,625,000	6,115,503
New York State Dormitory Authority-Icahn School of Medicine Mount Sinai	5.00%	7/1/2040	BBB	2,220,000	2,219,834
New York State Dormitory Authority-Iona College	5.00%	7/1/2046	BBB	375,000	377,076
New York State Dormitory Authority-Iona University (AG)	5.50%	7/1/2044	AA	785,000	848,325
New York State Dormitory Authority-Iona University (AG)	5.50%	7/1/2045	AA	870,000	936,977
New York State Dormitory Authority-New School	4.00%	7/1/2047	A3	1,000,000	865,687
New York State Dormitory Authority-New School	4.00%	7/1/2052	A3	2,580,000	2,176,471
New York State Dormitory Authority-New School	5.00%	7/1/2045	A3	2,000,000	2,041,159
New York State Dormitory Authority-New York Institute of Technology NY	5.25%	7/1/2049	BBB	2,410,000	2,474,668
New York State Dormitory Authority-New York Institute of Technology NY	5.25%	7/1/2054	BBB	1,485,000	1,518,004
New York State Dormitory Authority-New York University	5.25%	7/1/2051	Aa2	5,000,000	5,284,665
New York State Dormitory Authority-Pace University	5.00%	5/1/2035	BBB-	2,000,000	2,152,272
New York State Dormitory Authority-Pace University	5.50%	5/1/2049	BBB-	3,250,000	3,330,538

194	See Notes to Financial Statements.

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Education (continued)
New York State Dormitory Authority-Pratt Institute	5.00%	7/1/2039	A2	$1,045,000	$1,051,575
New York State Dormitory Authority-State of New York Personal Income Tax Revenue	5.00%	2/15/2041	NR	5,000	5,240
New York State Dormitory Authority-State University of New York Dormitory Facilities Revenue	5.25%	7/1/2055	Aa3	2,710,000	2,861,505
New York State Dormitory Authority-Yeshiva University	5.00%	7/15/2037	BBB-	1,000,000	1,032,931
New York State Dormitory Authority-Yeshiva University	5.00%	7/15/2042	BBB-	1,030,000	1,030,643
New York State Dormitory Authority (AG), (ST AID WITHHLDG)	5.00%	10/1/2040	AA	1,500,000	1,635,078
Onondaga Civic Development Corp.(d)	5.50%	12/1/2056	AA-	3,500,000	3,813,607
Onondaga Civic Development Corp.-Le Moyne College NY	4.00%	7/1/2038	Baa2	150,000	142,578
Onondaga Civic Development Corp.-Le Moyne College NY	4.00%	7/1/2040	Baa2	300,000	276,053
Onondaga Civic Development Corp.-Le Moyne College NY	4.00%	7/1/2041	Baa2	415,000	374,665
Onondaga Civic Development Corp.-Le Moyne College NY	5.00%	7/1/2035	Baa2	365,000	382,440
Onondaga Civic Development Corp.-Le Moyne College NY	5.00%	7/1/2036	Baa2	465,000	484,428
Onondaga Civic Development Corp.-Le Moyne College NY	5.00%	7/1/2046	Baa2	600,000	591,805
Schenectady County Capital Resource Corp.-Trustees of Union College NY	5.25%	7/1/2052	A1	740,000	768,380
St. Lawrence County Industrial Development Agency-Clarkson University NY	5.00%	9/1/2037	Baa2	455,000	463,643
St. Lawrence County Industrial Development Agency-Clarkson University NY	5.00%	9/1/2038	Baa2	475,000	480,620
St. Lawrence County Industrial Development Agency-Clarkson University NY	5.00%	9/1/2041	Baa2	160,000	156,529
Troy Capital Resource Corp.-Rensselaer Polytechnic Institute NY	5.00%	8/1/2032	A3	1,495,000	1,503,539

See Notes to Financial Statements.	195

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
Education (continued)
Westchester County Local Development Corp.-Miriam Osborn Memorial Home Association Obligated Group NY	5.00%		7/1/2042	A	(c)	$450,000	$452,862
Westchester County Local Development Corp.-Sarah Lawrence College	4.00%		6/1/2030	BBB-		2,165,000	2,168,195
Westchester County Local Development Corp.-Sarah Lawrence College NY	4.00%		6/1/2033	BBB-		1,710,000	1,702,026
Total							73,707,642

General Obligation 7.89%
City of Long Beach NY GO (BAM)	5.25%		7/15/2034	AA		510,000	560,140
City of Long Beach NY GO (BAM)	5.25%		7/15/2035	AA		400,000	436,450
City of Long Beach NY GO (BAM)	5.25%		7/15/2036	AA		300,000	325,326
City of Long Beach NY GO (BAM)	5.25%		7/15/2037	AA		810,000	873,077
City of Long Beach NY GO (BAM)	5.25%		7/15/2042	AA		500,000	522,979
City of New York NY GO	4.125%		8/1/2053	AA		2,230,000	2,034,222
City of New York NY GO	5.00%		10/1/2037	AA		2,500,000	2,568,440
City of New York NY GO	5.25%		3/1/2049	AA		2,500,000	2,642,876
City of New York NY GO	5.25%		2/1/2050	AA		1,500,000	1,594,715
City of New York NY GO	5.25%		8/1/2050	AA		2,000,000	2,121,093
City of New York NY GO	5.25%		9/1/2050	AA		2,500,000	2,645,905
City of New York NY GO	5.25%		2/1/2053	AA		500,000	530,199
City of New York NY GO	5.25%		3/1/2053	AA		2,500,000	2,633,127
City of New York NY GO	5.50%		5/1/2044	AA		2,085,000	2,240,741
Commonwealth of Puerto Rico GO	Zero Coupon		7/1/2033	NR		256,309	183,370
Commonwealth of Puerto Rico GO	Zero Coupon	#(b)	11/1/2043	NR		781,880	517,995
Commonwealth of Puerto Rico GO	4.00%		7/1/2033	NR		189,842	187,851
Commonwealth of Puerto Rico GO	4.00%		7/1/2035	NR		170,642	166,575
Commonwealth of Puerto Rico GO	4.00%		7/1/2037	NR		146,457	139,129
Commonwealth of Puerto Rico GO	5.625%		7/1/2027	NR		209,517	216,924
Commonwealth of Puerto Rico GO	5.625%		7/1/2029	NR		206,118	220,586
Commonwealth of Puerto Rico GO	5.75%		7/1/2031	NR		215,202	238,620
County of Nassau NY GO	4.00%		4/1/2053	AA		2,140,000	1,965,034
Hudson Yards Infrastructure Corp. NY	5.00%		2/15/2042	AA		3,595,000	3,644,402
Jefferson County Civic Facility Development Corp.-Samaritan Medical Center Obligated NY	5.00%		11/1/2037	BB		3,000,000	2,964,747
New York City Transitional Finance Authority Future Tax Secured Revenue NY	4.00%		2/1/2051	AAA		3,750,000	3,480,696

196	See Notes to Financial Statements.

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
General Obligation (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.25%	11/1/2040	AAA		$2,000,000	$2,174,642
New York State Urban Development Corp.-State of New York Sales Tax Revenue	5.00%	3/15/2044	Aa1		3,000,000	3,155,850
New York State Urban Development Corp.-State of New York Sales Tax Revenue	5.00%	3/15/2050	Aa1		5,000,000	5,174,739
Total						46,160,450

Health Care 14.37%
Brookhaven Local Development Corp.-Active Retirement Community Inc Obligated Group NY	4.00%	11/1/2045	BBB+	(c)	1,170,000	1,039,265
Brookhaven Local Development Corp.-Active Retirement Community Inc Obligated Group NY	4.00%	11/1/2055	BBB+	(c)	1,000,000	818,026
Brookhaven Local Development Corp.-Long Island Community Hospital At NYU Langone Health Obligated NY	3.375%	10/1/2040	A		610,000	532,764
Broome County Local Development Corp.-United Health Services Hospitals Obligated Group NY (AG)	3.00%	4/1/2036	AA		1,030,000	949,864
Broome County Local Development Corp.-United Health Services Hospitals Obligated Group NY (AG)	3.00%	4/1/2037	AA		1,500,000	1,352,039
Buffalo & Erie County Industrial Land Development Corp.-Orchard Park CCRC Inc NY	5.00%	11/15/2037	BBB	(c)	1,000,000	1,000,370
Dutchess County Local Development Corp.-Nuvance Health Obligated Group NY	4.00%	7/1/2044	BBB+		1,250,000	1,127,305
Dutchess County Local Development Corp.-Nuvance Health Obligated Group NY	4.00%	7/1/2049	BBB+		3,620,000	3,138,612
Dutchess County Local Development Corp.-Nuvance Health Obligated Group NY	5.00%	7/1/2035	BBB+		1,765,000	1,781,735
Dutchess County Local Development Corp.-Nuvance Health Obligated Group NY	5.00%	7/1/2046	BBB+		2,000,000	1,977,727
Genesee County Funding Corp.-Rochester Regional Health Obligated NY	5.25%	12/1/2052	BBB+		1,000,000	1,003,947
Monroe County Industrial Development Corp.-Rochester Regional Health Obligated Group NY	4.00%	12/1/2035	BBB+		600,000	600,360

See Notes to Financial Statements.	197

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Health Care (continued)
Monroe County Industrial Development Corp.-Rochester Regional Health Obligated Group NY	4.00%	12/1/2036	BBB+	$450,000	$444,023
Monroe County Industrial Development Corp.-Rochester Regional Health Obligated Group NY	5.00%	12/1/2034	BBB+	250,000	252,335
Nassau County Local Economic Assistance Corp.-Catholic Health Services of Long Island Obligated Group NY	5.00%	7/1/2027	A-	625,000	625,710
Nassau County Local Economic Assistance Corp.-Catholic Health Services of Long Island Obligated Group NY	5.00%	7/1/2028	A-	2,045,000	2,047,327
Nassau County Local Economic Assistance Corp.-Catholic Health Services of Long Island Obligated Group NY	5.00%	7/1/2033	A-	905,000	905,607
New York City Industrial Development Agency-Yankee Stadium LLC NY	3.00%	3/1/2049	Baa1	2,160,000	1,549,433
New York State Dormitory Authority-Catholic Health System Obligated Group	4.00%	7/1/2045	B-	2,895,000	2,336,598
New York State Dormitory Authority-Catholic Health System Obligated Group	5.00%	7/1/2032	B-	500,000	496,010
New York State Dormitory Authority-Garnet Health Medical Center
Obligated Group†	5.00%	12/1/2026	BB-	1,000,000	1,000,312
New York State Dormitory Authority-Garnet Health Medical Center
Obligated Group†	5.00%	12/1/2029	BB-	2,900,000	2,929,066
New York State Dormitory Authority-Icahn School of Medicine Mount Sinai	5.00%	7/1/2033	BBB	4,340,000	4,340,661
New York State Dormitory Authority-Icahn School of Medicine Mount Sinai	5.00%	7/1/2034	BBB	1,750,000	1,750,092
New York State Dormitory Authority-Maimonides Medical Center (FHA)	3.00%	2/1/2050	AA+	1,000,000	749,219
New York State Dormitory Authority-Memorial Sloan-Kettering Cancer Center	5.25%	7/1/2054	AA-	1,000,000	1,057,540
New York State Dormitory Authority-Montefiore Obligated Group	4.00%	8/1/2036	BBB-	475,000	465,358
New York State Dormitory Authority-Montefiore Obligated Group	4.00%	8/1/2037	BBB-	1,820,000	1,750,465
New York State Dormitory Authority-Montefiore Obligated Group	4.00%	8/1/2038	BBB-	1,540,000	1,464,648

198	See Notes to Financial Statements.

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
Health Care (continued)
New York State Dormitory Authority-Montefiore Obligated Group	4.00%	9/1/2050	BBB-		$5,500,000	$4,584,211
New York State Dormitory Authority-Montefiore Obligated Group	5.00%	8/1/2035	BBB-		525,000	533,548
New York State Dormitory Authority-Montefiore Obligated Group	5.50%	11/1/2047	BBB-		1,000,000	1,046,642
New York State Dormitory Authority-Mount Sinai Hospital Obligated Group	5.25%	7/1/2050	BBB		2,000,000	2,031,976
New York State Dormitory Authority-Northwell Health Obligated Group	5.00%	5/1/2038	A-		1,005,000	1,072,164
New York State Dormitory Authority-Northwell Health Obligated Group	5.25%	5/1/2054	A-		5,000,000	5,153,415
New York State Dormitory Authority-Roswell Park Cancer Institute Corp Obligated Group (AG)	5.50%	7/1/2050	AA		2,100,000	2,249,261
New York State Dormitory Authority-White Plains Hospital Obligated Group	5.25%	10/1/2049	BBB-		1,125,000	1,135,554
New York State Dormitory Authority-White Plains Hospital Obligated Group (AG)	5.50%	10/1/2054	AA		3,000,000	3,140,177
Niagara Area Development Corp.-Catholic Health System Obligated Group NY	5.00%	7/1/2052	B-		1,000,000	900,621
Oneida County Local Development Corp.-Mohawk Valley Health System Obligated Group NY (AG)	4.00%	12/1/2049	AA		4,645,000	4,178,929
Onondaga Civic Development Corp.-Crouse Health Hospital Inc Obligated Group NY	5.125%	8/1/2044	B+	(c)	1,250,000	1,052,848
Onondaga Civic Development Corp.-Crouse Health Hospital Inc Obligated Group NY	5.375%	8/1/2054	B+	(c)	500,000	415,140
Southold Local Development Corp.-Peconic Landing at Southold Inc NY	5.00%	12/1/2045	BBB-	(c)	1,000,000	966,262
Tompkins County Development Corp.-Kendal at Ithaca Inc NY	5.00%	7/1/2044	BBB+		920,000	920,029
Westchester County Health Care Corp Obligated Group NY	5.00%	11/1/2046	BB+		2,965,000	2,666,121
Westchester County Health Care Corp Obligated Group NY	6.00%	11/1/2030	BB+		95,000	95,030
Westchester County Health Care Corp Obligated Group NY	6.125%	11/1/2037	BB+		40,000	39,997
Westchester County Health Care Corp Obligated Group NY (AG)	5.75%	11/1/2049	AA		4,295,000	4,592,631

See Notes to Financial Statements.	199

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Health Care (continued)
Westchester County Health Care Corp Obligated Group NY (AG)	5.75%		11/1/2053	AA	$1,640,000	$1,745,224
Westchester County Health Care Corp Obligated Group NY (AG)	6.50%		11/1/2055	AA	3,000,000	3,374,803
Westchester County Local Development Corp.-New York Blood Center Inc NY	5.00%		7/1/2035	Baa1	1,510,000	1,652,988
Westchester County Local Development Corp.-New York Blood Center Inc NY	5.00%		7/1/2038	Baa1	950,000	1,015,711
Total						84,049,700

Housing 2.40%
New York City Housing Development Corp.-8 Spruce NY Owner LLC	4.375%		12/15/2031	Baa3	500,000	514,480
New York City Housing Development Corp.-8 Spruce NY Owner LLC	5.25%		12/15/2031	NR	2,250,000	2,322,404
New York City Housing Development Corp.-New York City Housing Development Corp NY	4.55%		11/1/2054	AA+	1,500,000	1,480,151
New York City Housing Development Corp. NY	3.35%		11/1/2065	AA+	1,270,000	966,531
New York State Dormitory Authority	5.00%		7/1/2048	Aa3	1,040,000	1,077,227
New York State Dormitory Authority	5.00%		7/1/2053	Aa3	2,090,000	2,154,801
New York State Housing Finance Agency-325 Kent LLC (FNMA)	3.95%	#(b)	11/1/2050	Aa1	3,000,000	3,022,011
New York State Housing Finance Agency-New York State Housing Finance Agency	3.15%		11/1/2054	Aa2	1,000,000	765,879
Westchester County Local Development Corp.-Purchase Housing Corp II NY	5.00%		6/1/2047	BBB	1,815,000	1,747,886
Total						14,051,370

Other 0.43%
Build NYC Resource Corp.-Children’s Aid Society NY	4.00%		7/1/2049	A+	2,775,000	2,484,838

Other Revenue 2.26%
Brooklyn Arena Local Development Corp.-Brooklyn Events Center LLC NY	5.00%		7/15/2042	Ba1	3,085,000	3,091,652
Build NYC Resource Corp.-Shefa School NY†	5.00%		6/15/2051	NR	1,315,000	1,197,339
Territory of Guam	5.25%		1/1/2037	Baa3	500,000	546,264

200	See Notes to Financial Statements.

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Other Revenue (continued)
Triborough Bridge & Tunnel Authority-Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.00%		11/15/2032	AA+	$1,250,000	$1,427,124
Triborough Bridge & Tunnel Authority-Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.25%		5/15/2054	AA+	1,500,000	1,584,746
Triborough Bridge & Tunnel Authority-Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.50%		5/15/2052	AA+	5,020,000	5,354,926
Total						13,202,051

Special Tax 3.70%
New York City Industrial Development Agency-Queens Ballpark Co LLC NY (AG)	3.00%		1/1/2040	AA	2,145,000	1,808,203
New York City Industrial Development Agency-Yankee Stadium LLC NY	4.00%		3/1/2045	Baa1	1,950,000	1,767,934
New York City Industrial Development Agency-Yankee Stadium LLC NY (AG)	Zero Coupon		3/1/2043	AA	425,000	183,043
New York City Industrial Development Agency-Yankee Stadium LLC NY (AG)	Zero Coupon		3/1/2044	AA	640,000	259,169
New York City Industrial Development Agency-Yankee Stadium LLC NY (AG)	Zero Coupon		3/1/2047	AA	385,000	130,983
New York City Industrial Development Agency-Yankee Stadium LLC NY (FGIC)	3.585% (CPI YoY * 1 + 0.88%	)	3/1/2026	Baa1	3,590,000	3,588,583
New York City Transitional Finance Authority(d)	5.50%		5/1/2052	AAA	3,000,000	3,248,964
New York City Transitional Finance Authority(d)	5.50%		5/1/2053	AAA	5,000,000	5,418,060
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.25%		11/1/2037	AAA	1,370,000	1,522,740
New York Transportation Dev. Corp.(d)	6.00%		6/30/2055	Baa3	2,500,000	2,651,075
New York Transportation Development Corp(d)	6.00%		6/30/2050	Baa3	1,000,000	1,065,302
Total						21,644,056

Tax Revenue 14.81%
Metropolitan Transportation Authority Dedicated Tax Fund NY	5.00%		11/15/2049	AA	1,000,000	1,040,925
Metropolitan Transportation Authority Dedicated Tax Fund NY	5.25%		11/15/2054	AA	3,060,000	3,236,326

See Notes to Financial Statements.	201

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Tax Revenue (continued)
Metropolitan Transportation Authority NY	5.00%	11/15/2042	AA	$2,555,000	$2,592,312
New York City Transitional Finance Authority-New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.25%	5/1/2052	AAA	3,000,000	3,187,631
New York City Transitional Finance Authority-New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.50%	5/1/2050	AAA	1,500,000	1,638,340
New York City Transitional Finance Authority Future Tax Secured Revenue NY	4.00%	5/1/2053	AAA	1,215,000	1,119,803
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	11/1/2037	AAA	2,000,000	2,243,933
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	2/1/2043	AAA	4,000,000	4,048,245
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	11/1/2043	AAA	2,000,000	2,131,309
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	11/1/2050	AAA	1,190,000	1,238,742
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	5/1/2053	AAA	2,500,000	2,572,520
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.25%	5/1/2051	AAA	6,205,000	6,550,362
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.50%	11/1/2049	AAA	3,000,000	3,261,500
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.50%	11/1/2051	AAA	1,000,000	1,087,620
New York City Transitional Finance Authority NY	5.25%	2/1/2053	AAA	1,750,000	1,842,031
New York City Transitional Finance Authority NY	5.50%	5/1/2047	AAA	5,000,000	5,396,909
New York Convention Center Development Corp.-New York City Hotel Unit Fee Revenue NY	5.00%	11/15/2040	A2	6,690,000	6,695,317
New York State Dormitory Authority-State of New York Personal Income Tax Revenue	5.00%	3/15/2054	Aa1	3,500,000	3,621,755
New York State Dormitory Authority-State of New York Personal Income Tax Revenue(d)	5.25%	3/15/2052	Aa1	3,500,000	3,686,402

202	See Notes to Financial Statements.

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Tax Revenue (continued)
New York State Dormitory Authority-State of New York Personal Income Tax Revenue	5.50%	3/15/2053	Aa1	$1,500,000	$1,627,680
New York State Dormitory Authority-State of New York Sales Tax Revenue	5.00%	3/15/2049	Aa1	3,620,000	3,757,911
New York State Dormitory Authority-State of New York Sales Tax Revenue	5.00%	3/15/2054	Aa1	4,500,000	4,653,044
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2031	NR	708,000	580,125
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2033	NR	779,000	586,377
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2051	NR	7,476,000	1,880,568
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	2,510,000	2,404,348
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	1,189,000	1,138,952
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%	7/1/2053	NR	64,000	57,787
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.55%	7/1/2040	NR	250,000	244,517
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.55%	7/1/2040	NR	380,000	371,666
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.75%	7/1/2053	NR	2,325,000	2,188,207
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.784%	7/1/2058	NR	180,000	167,379
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.00%	7/1/2058	NR	1,922,000	1,857,792
Territory of Guam	4.00%	1/1/2042	Baa3	750,000	697,544
Triborough Bridge & Tunnel Authority Real Estate Transfer Tax NY	5.00%	12/1/2050	A+	2,610,000	2,700,613
Triborough Bridge & Tunnel Authority Real Estate Transfer Tax NY	5.25%	12/1/2047	A+	4,250,000	4,511,330
Total					86,617,822

Taxable Revenue-Water & Sewer 2.22%
New York City Municipal Water Finance Authority	5.25%	6/15/2053	AA+	3,715,000	3,953,711
New York City Municipal Water Finance Authority-New York City Water & Sewer System NY	5.00%	6/15/2046	AA+	1,500,000	1,584,069

See Notes to Financial Statements.	203

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Taxable Revenue-Water & Sewer (continued)
New York City Municipal Water Finance Authority-New York City Water & Sewer System NY	5.25%		6/15/2054	AA+	$2,500,000	$2,653,441
New York City Municipal Water Finance Authority-New York City Water & Sewer System NY	5.25%		6/15/2055	AA+	4,500,000	4,794,342
Total						12,985,563

Tobacco 2.23%
Erie Tobacco Asset Securitization Corp. NY	Zero Coupon		6/1/2055	NR	8,000,000	609,524
Erie Tobacco Asset Securitization Corp. NY†	Zero Coupon		6/1/2060	NR	20,000,000	795,310
Monroe Tobacco Asset Securitization Corp. NY†	Zero Coupon		6/1/2061	NR	10,000,000	430,673
Nassau County Tobacco Settlement Corp. NY	Zero Coupon		6/1/2060	NR	15,000,000	863,704
Nassau County Tobacco Settlement Corp. NY	5.125%		6/1/2046	CCC+	2,085,000	1,636,301
New York Counties Tobacco Trust IV	Zero Coupon		6/1/2060	NR	20,000,000	914,450
Rockland Tobacco Asset Securitization Corp. NY†	Zero Coupon		8/15/2060	NR	10,575,000	746,481
Suffolk Tobacco Asset Securitization Corp. NY	Zero Coupon		6/1/2066	NR	7,700,000	669,262
TSASC, Inc. NY	5.00%		6/1/2034	BBB	1,000,000	1,017,693
TSASC, Inc. NY	5.00%		6/1/2035	BBB	300,000	304,484
TSASC, Inc. NY	5.00%		6/1/2036	BBB	100,000	101,221
TSASC, Inc. NY	5.00%		6/1/2041	BBB	545,000	545,394
TSASC, Inc. NY	5.00%		6/1/2048	NR	3,300,000	2,871,661
Westchester Tobacco Asset Securitization Corp. NY	5.125%		6/1/2051	B-	1,845,000	1,550,239
Total						13,056,397

Transportation 23.29%
Build NYC Resource Corp.-TRIPS Obligated Group NY AMT	5.50%		7/1/2050	BBB+	3,100,000	3,199,031
Metropolitan Transportation Authority NY	4.00%		11/15/2048	A	1,750,000	1,577,337
Metropolitan Transportation Authority NY	4.00%		11/15/2051	A	3,200,000	2,811,261
Metropolitan Transportation Authority NY	4.75%		11/15/2045	A	3,255,000	3,240,541
Metropolitan Transportation Authority NY	5.00%		11/15/2043	A	1,000,000	1,051,417
Metropolitan Transportation Authority NY	5.00%	#(b)	11/15/2045	A2	3,030,000	3,268,692

204	See Notes to Financial Statements.

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
Transportation (continued)
Metropolitan Transportation Authority NY	5.00%	11/15/2046	A		$1,250,000	$1,252,154
Metropolitan Transportation Authority NY	5.00%	11/15/2050	A		4,340,000	4,377,268
Metropolitan Transportation Authority NY	5.25%	11/15/2049	A		4,355,000	4,557,973
Metropolitan Transportation Authority NY	5.25%	11/15/2055	A		1,000,000	1,019,924
Metropolitan Transportation Authority NY	5.25%	11/15/2055	A		3,465,000	3,623,726
Metropolitan Transportation Authority NY	5.50%	11/15/2047	A		3,135,000	3,354,937
New York City Transitional Development Corp.-JFK NTO LLC NY AMT	5.375%	6/30/2060	Baa3		6,945,000	6,881,454
New York State Thruway Authority	4.00%	1/1/2044	Aa3		1,120,000	1,056,942
New York State Thruway Authority-Junior Lien	5.00%	1/1/2036	A1		1,510,000	1,514,664
New York State Thruway Authority NY	5.25%	1/1/2054	Aa3		1,500,000	1,581,688
New York Transportation Development Corp.-Delta Air Lines Inc AMT	4.00%	1/1/2036	Baa2		3,625,000	3,491,074
New York Transportation Development Corp.-Delta Air Lines Inc AMT	5.00%	1/1/2036	Baa2		3,370,000	3,424,138
New York Transportation Development Corp.-Delta Air Lines Inc AMT	5.00%	10/1/2040	Baa2		4,645,000	4,695,570
New York Transportation Development Corp.-Delta Air Lines Inc AMT	5.625%	4/1/2040	Baa2		1,500,000	1,568,140
New York Transportation Development Corp.-Delta Air Lines Inc AMT	6.00%	4/1/2035	Baa2		1,500,000	1,649,711
New York Transportation Development Corp.-Empire State Thruway Partners LLC AMT	4.00%	10/31/2041	BBB-	(c)	860,000	784,240
New York Transportation Development Corp.-Empire State Thruway Partners LLC AMT	4.00%	10/31/2046	BBB-	(c)	1,500,000	1,313,535
New York Transportation Development Corp.-Empire State Thruway Partners LLC AMT	4.00%	4/30/2053	BBB-	(c)	4,910,000	4,087,618
New York Transportation Development Corp.-JFK International Air Terminal LLC	4.00%	12/1/2042	Baa1		1,800,000	1,673,133
New York Transportation Development Corp.-JFK International Air Terminal LLC AMT	4.00%	12/1/2039	Baa1		345,000	323,483
New York Transportation Development Corp.-JFK International Air Terminal LLC AMT	4.00%	12/1/2040	Baa1		1,450,000	1,340,904

See Notes to Financial Statements.	205

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Transportation (continued)
New York Transportation Development Corp.-JFK International Air Terminal LLC AMT	4.00%		12/1/2041	Baa1	$2,950,000	$2,676,746
New York Transportation Development Corp.-JFK International Air Terminal LLC AMT	5.00%		12/1/2042	Baa1	1,055,000	1,067,105
New York Transportation Development Corp.-JFK Millennium Partners LLC AMT	5.50%		12/31/2060	BBB-	15,000,000	15,322,122
New York Transportation Development Corp.-JFK NTO LLC AMT	5.25%		6/30/2049	Baa3	2,500,000	2,523,768
New York Transportation Development Corp.-JFK NTO LLC AMT	5.50%		6/30/2060	Baa3	5,380,000	5,432,436
New York Transportation Development Corp.-JFK NTO LLC AMT	6.00%		6/30/2054	Baa3	10,000,000	10,425,849
New York Transportation Development Corp.-Laguardia Gateway Partner AMT	4.00%		7/1/2041	Baa2	2,500,000	2,272,408
New York Transportation Development Corp.-Laguardia Gateway Partner AMT	4.00%		7/1/2046	Baa2	2,315,000	1,957,725
New York Transportation Development Corp.-Laguardia Gateway Partner AMT	5.25%		1/1/2050	Baa2	13,805,000	13,804,381
Port Authority of New York & New Jersey	5.00%		10/15/2041	AA-	4,090,000	4,093,553
Port Authority of New York & New Jersey AMT	5.50%		8/1/2052	AA-	4,225,000	4,445,462
Triborough Bridge & Tunnel Authority NY	5.25%		11/15/2050	AA-	3,240,000	3,468,495
Total						136,210,605

Utilities 3.30%
Chautauqua County Capital Resource Corp.-NRG Energy Inc NY	4.25%	#(b)	4/1/2042	BBB-	1,000,000	1,013,255
Guam Government Waterworks Authority-Guam Waterworks Authority Water And Wastewater System	5.50%		7/1/2043	A-	250,000	267,878
Guam Government Waterworks Authority-Guam Waterworks Authority Water And Wastewater System	5.50%		7/1/2045	A-	1,000,000	1,060,064
Long Island Power Authority NY	5.00%		9/1/2053	A	2,000,000	2,071,023
New York City Municipal Water Finance Authority-New York City Water & Sewer System NY	5.25%		6/15/2048	AA+	2,050,000	2,172,162
New York City Municipal Water Finance Authority-New York City Water & Sewer System NY	5.25%		6/15/2053	AA+	3,000,000	3,165,427

206	See Notes to Financial Statements.

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2025

Investments		Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Utilities (continued)
New York Energy Finance Development Corp.-New York Energy Finance Development Corp		5.00%	#(b)	7/1/2056	NR	$5,000,000	$5,346,359
New York Power Authority		4.00%		11/15/2050	Aa1	1,000,000	915,381
New York State Environmental Facilities Corp.-State of New York State Revolving Fund		5.25%		6/15/2053	AAA	2,000,000	2,144,168
Puerto Rico Commonwealth Aqueduct & Sewer Authority†		4.00%		7/1/2042	NR	700,000	628,971
Puerto Rico Commonwealth Aqueduct & Sewer Authority†		5.00%		7/1/2030	NR	500,000	521,859
Total							19,306,547
Total Municipal Bonds (cost $602,016,136)							581,360,228

	Interest Rate#	Interest Rate Reset Date(e)		Final Maturity Date

SHORT-TERM INVESTMENTS 1.01%

VARIABLE RATE DEMAND NOTES 0.77%

Utilities
New York City Municipal Water Finance Authority-New York City Water & Sewer System NY (cost $4,500,000)	3.590%	10/15/2025		6/15/2055	AA+	4,500,000	4,500,000

REPURCHASE AGREEMENTS 0.24%
Repurchase Agreement dated 9/30/2025, 3.750% due 10/1/2025 with Fixed Income Clearing Corp. collateralized by $1,416,300 of U.S. Treasury Note at 3.750% due 4/30/2027; value: $1,440,056; proceeds: $1,411,829 (cost $1,411,682)						1,411,682	1,411,682
Total Short-Term Investments (cost $5,911,682)							5,911,682
Total Investments in Securities 100.42% (cost $607,927,818)							587,271,910
Other Assets and Liabilities – Net(f) (0.42)%							(2,483,977)
Net Assets 100.00%							$584,787,933

AG	Insured by-Assured Guaranty, inc.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by-Build America Mutual.

See Notes to Financial Statements.	207

Schedule of Investments (concluded)

NEW YORK TAX FREE FUND September 30, 2025

CPI	Consumer Price Index: Rate fluctuates based on CPI.
FGIC	Insured by-Financial Guaranty Insurance Company.
FHA	Insured by-Federal Housing Administration.
FNMA	Federal National Mortgage Association.
NR	Not Rated.
SIFMA	Insured by-Securities Industry and Financial Markets Association.
TRIPS	Tax Refund Intercept Programs.
YoY	Year on Year Inflation Rates.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At September 30, 2025, the total value of Rule 144A securities was $27,170,780, which represents 4.65% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2025.
(a)	Unaudited.
(b)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(c)	This investment has been rated by Fitch IBCA.
(d)	Municipal Bonds Held in Trust-Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 2(e) to Financial Statements for details of Municipal Bonds Held in Trust.
(e)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.
(f)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on futures contracts as follows:

Futures Contracts at September 30, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Long Bond	December 2025	65	Short	$(7,382,702)	$(7,578,594)	$(195,892)

The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds(3)	$—	$581,360,228	$—	$581,360,228
Short-Term Investments
Variable Rate Demand Notes	—	4,500,000	—	4,500,000
Repurchase Agreements	—	1,411,682	—	1,411,682
Total	$—	$587,271,910	$—	$587,271,910
Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(195,892)	—	—	(195,892)
Total	$(195,892)	$—	$—	$(195,892)

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Includes Municipal Bonds held in Trust 2(e).

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.

208	See Notes to Financial Statements.

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Statements of Assets and Liabilities

September 30, 2025

	Short Duration	Intermediate	National
ASSETS:
Investments in securities, at cost	$1,592,310,017	$5,082,402,565	$4,938,788,239
Investments in securities, at fair value	$1,605,078,836	$5,117,768,124	$4,928,904,563
Cash	573	–	–
Deposits with brokers for futures collateral	–	–	1,909,200
Receivables:
Investment securities sold	27,332,334	65,147,462	350,734
Interest	16,602,457	66,325,100	69,012,798
Capital shares sold	5,394,271	42,898,969	21,409,327
From advisor (See Note 4)	27,859	–	–
Variation margin for futures contracts	–	–	129,685
Prepaid expenses	76,039	77,176	76,899
Total assets	1,654,512,369	5,292,216,831	5,021,793,206
LIABILITIES:
Payables:
Capital shares reacquired	3,374,398	7,884,458	11,998,658
Management fee	464,096	1,616,394	1,469,765
Directors’ fees	243,275	626,906	512,958
12b-1 distribution plan	167,034	632,440	613,751
Fund administration	54,600	168,292	153,883
Investment securities purchased	–	62,612,789	14,412,179
Trust certificates (See Note 2(e))	–	10,550,000	166,755,000
Interest expense and fees	–	121,633	1,611,499
To bank	–	4,906,128	3,691,769
Distributions payable	4,072,299	15,325,059	15,667,565
Accrued expenses	195,509	623,359	515,430
Total liabilities	8,571,211	105,067,458	217,402,457
Commitments and contingent liabilities (See Note 2(e))	–	–	–
NET ASSETS	$1,645,941,158	$5,187,149,373	$4,804,390,749
COMPOSITION OF NET ASSETS:
Paid-in capital	$1,735,902,454	$5,572,094,198	$5,237,296,872
Total distributable earnings/(loss)	(89,961,296)	(384,944,825)	(432,906,123)
Net Assets	$1,645,941,158	$5,187,149,373	$4,804,390,749

210	See Notes to Financial Statements.

High Income	Short Duration High Income	California	New Jersey	New York

$4,318,086,875	$2,278,280,953	$671,687,804	$163,622,962	$607,927,818
$4,233,406,159	$2,305,241,534	$667,378,252	$159,040,442	$587,271,910
418	1,396,911	3,464	10	186
–	1,744,075	214,600	33,300	240,500

967,570	29,845,621	10,856,437	225,000	–
66,678,143	34,309,014	8,893,087	1,913,574	8,095,055
23,008,728	12,463,781	2,187,149	612,493	1,952,963
–	111,682	–	4,045	–
–	87,151	14,692	2,299	16,499
51,143	115,973	17,750	11,617	16,686
4,324,112,161	2,385,315,742	689,565,431	161,842,780	597,593,799

9,335,728	4,801,954	830,876	107,235	656,990
1,458,702	612,023	244,556	58,094	214,328
424,650	95,295	81,914	22,483	78,205
356,233	126,404	83,326	26,688	96,731
133,541	74,729	21,738	5,164	19,051
27,076,690	25,079,763	6,261,060	–	–
126,245,000	7,500,000	7,000,000	–	9,830,000
1,125,920	86,469	103,002	–	76,144
–	–	–	–	–
16,542,401	8,005,977	2,018,356	442,544	1,745,317
626,543	498,803	97,318	44,138	89,100
183,325,408	46,881,417	16,742,146	706,346	12,805,866
–	–	–	–	–
$4,140,786,753	$2,338,434,325	$672,823,285	$161,136,434	$584,787,933

$4,850,684,407	$2,438,730,056	$722,114,539	$170,430,667	$631,599,687
(709,897,654)	(100,295,731)	(49,291,254)	(9,294,233)	(46,811,754)
$4,140,786,753	$2,338,434,325	$672,823,285	$161,136,434	$584,787,933

See Notes to Financial Statements.	211

Statements of Assets and Liabilities (concluded)

September 30, 2025

	Short Duration	Intermediate	National

Net Assets by class:
Class A Shares	$756,482,218	$1,936,959,664	$2,623,831,814
Class C Shares	$15,784,157	$49,153,883	$51,316,466
Class F Shares	$20,013,311	$65,874,861	$49,560,337
Class F3 Shares	$265,511,490	$363,994,363	$525,782,434
Class I Shares	$588,149,982	$2,771,166,602	$1,553,899,698
Outstanding shares by class:*
Class A Shares	49,760,823	188,960,163	254,996,449
Class C Shares	1,038,322	4,801,202	4,982,088
Class F Shares	1,316,330	6,429,308	4,821,628
Class F3 Shares	17,458,645	35,494,099	51,123,889
Class I Shares	38,676,819	270,365,438	151,106,250

Net Asset Value, offering and redemption price per share (Net assets divided by outstanding shares):**
Class A Shares-Net asset value	$15.20	$10.25	$10.29
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%, 2.25%, 2.25%, 2.25%, 2.25%, 2.25%, 2.25% and 2.25%, respectively)	$15.55	$10.49	$10.53
Class C Shares-Net asset value	$15.20	$10.24	$10.30
Class F Shares-Net asset value	$15.20	$10.25	$10.28
Class F3 Shares-Net asset value	$15.21	$10.26	$10.28
Class I Shares-Net asset value	$15.21	$10.25	$10.28

*	Lord Abbett Municipal Income Fund, Inc. has 11,757,501,500 authorized shares of capital stock (par value $.001), which are designated as follows: 1,950,001,500 to Short Duration, 2,445,000,000 to Intermediate, 1,250,000,000 to National, 1,987,500,000 to High Income, 1,950,000,000 to Short Duration High Income, 450,000,000 to California, 525,000,000 to New Jersey, 450,000,000 to New York and 750,000,000 shares of unclassified remaining (as of September 30, 2025).
**	Net asset value may not recalculate due to rounding of fractional shares

212	See Notes to Financial Statements.

High Income	Short Duration High Income	California	New Jersey	New York

$1,993,186,061	$644,761,591	$426,116,920	$121,573,537	$411,498,698
$104,294,867	$27,231,019	$13,735,095	$–	$14,504,452
$46,904,412	$9,936,795	$4,400,914	$1,922,241	$8,907,778
$192,719,734	$82,641,705	$65,964,076	$2,650,068	$6,089,327
$1,803,681,679	$1,573,863,215	$162,606,280	$34,990,588	$143,787,678

187,271,240	45,191,357	42,770,293	26,014,111	39,380,062
9,795,799	1,908,382	1,377,991	–	1,389,834
4,403,137	696,470	441,781	411,097	851,704
18,141,502	5,792,099	6,623,102	566,373	582,494
169,779,207	110,309,167	16,331,487	7,480,639	13,753,651

$10.64	$14.27	$9.96	$4.67	$10.45

$10.88	$14.60	$10.19	$4.78	$10.69
$10.65	$14.27	$ 9.97	$ –	$10.44
$10.65	$14.27	$ 9.96	$4.68	$10.46
$10.62	$14.27	$ 9.96	$4.68	$10.45
$10.62	$14.27	$ 9.96	$4.68	$10.45

See Notes to Financial Statements.	213

Statements of Operations

For the Year Ended September 30, 2025

	Short Duration	Intermediate	National
Investment income:
Interest and other	$55,578,415	$207,611,402	$217,574,168
Expenses:
Management fee	5,389,919	19,313,394	17,786,662
12b-1 distribution plan–Class A	1,476,412	3,838,047	5,284,388
12b-1 distribution plan–Class C	130,050	459,977	462,486
12b-1 distribution plan–Class F	22,293	76,841	56,464
Shareholder servicing	715,118	3,008,240	2,139,847
Fund administration	634,108	2,007,940	1,861,333
Registration	235,929	286,130	398,116
Directors’ fees	79,002	249,105	231,603
Professional	66,228	135,741	131,314
Reports to shareholders	53,279	192,163	157,851
Custody	15,620	48,018	46,862
Interest expense and fees (See Note 2(e))	–	267,968	4,671,094
Other	118,128	166,813	167,043
Gross expenses	8,936,086	30,050,377	33,395,063
Fees waived and expenses reimbursed (See Note 4)	(273,737)	(48,018)	(46,862)
Net expenses	8,662,349	30,002,359	33,348,201
Net investment income	46,916,066	177,609,043	184,225,967
Net realized and unrealized gain/(loss):
Net realized gain/(loss) on investments	(2,094,196)	(7,703,082)	(41,919,296)
Net realized gain/(loss) on futures contracts	–	–	2,339,380
Net change in unrealized appreciation/(depreciation) on investments	2,791,191	(60,039,625)	(148,001,907)
Net change in unrealized appreciation/(depreciation) on futures contracts	–	–	(1,626,896)
Net realized and unrealized gain/(loss)	696,995	(67,742,707)	(189,208,719)
Net Increase (Decrease) in Net Assets Resulting From Operations	$47,613,061	$109,866,336	$(4,982,752)

214	See Notes to Financial Statements.

High Income	Short Duration High Income	California	New Jersey	New York

$229,736,447	$88,829,052	$28,603,137	$6,062,465	$24,643,884

17,835,908	6,068,091	2,963,199	675,751	2,602,315
3,985,228	1,030,013	835,443	224,664	815,891
945,776	199,010	132,034	–	135,289
64,176	11,339	8,164	2,450	8,845
2,248,764	1,352,567	240,503	58,402	253,949
1,633,591	731,367	263,395	60,066	231,317
236,068	186,101	78,565	63,743	80,343
203,128	84,615	32,883	7,322	28,558
109,660	87,490	47,237	42,093	54,908
150,325	63,980	23,751	7,822	18,698
48,064	16,762	9,081	3,531	8,112
3,293,668	190,499	188,590	–	147,675
115,365	119,757	99,624	24,456	80,025
30,869,721	10,141,591	4,922,469	1,170,300	4,465,925
(48,064)	(515,690)	(9,081)	(12,918)	(8,112)
30,821,657	9,625,901	4,913,388	1,157,382	4,457,813
198,914,790	79,203,151	23,689,749	4,905,083	20,186,071

(18,299,519)	(3,424,486)	(4,590,305)	(360,414)	(5,208,127)
–	10,291	254,038	90,278	693,704

(187,644,892)	(7,982,228)	(20,440,364)	(4,046,320)	(17,223,036)

–	(912,721)	(183,949)	(29,235)	(211,617)
(205,944,411)	(12,309,144)	(24,960,580)	(4,345,691)	(21,949,076)

$(7,029,621)	$66,894,007	$(1,270,831)	$559,392	$(1,763,005)

See Notes to Financial Statements.	215

Statements of Changes in Net Assets

	Short Duration
INCREASE (DECREASE) IN NET ASSETS	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024
Operations:
Net investment income	$46,916,066	$46,180,498
Net realized gain/(loss)	(2,094,196)	(10,904,580)
Net change in unrealized appreciation/(depreciation)	2,791,191	52,154,687
Net increase (decrease) in net assets resulting from operations	47,613,061	87,430,605
Distributions to Shareholders(1)
Class A	(20,979,951)	(21,627,929)
Class C	(349,355)	(378,150)
Class F	(654,723)	(880,678)
Class F3	(7,717,202)	(7,813,681)
Class I	(17,001,400)	(15,261,638)
Total distribution to shareholders	(46,702,631)	(45,962,076)
Capital share transactions (See Note 13):
Net proceeds from sales of shares	649,135,818	537,940,631
Reinvestment of distributions	36,347,375	35,728,540
Cost of shares reacquired	(601,683,929)	(646,117,873)
Net increase (decrease) in net assets resulting from capital share transactions	83,799,264	(72,448,702)
Net increase (decrease) in net assets	84,709,694	(30,980,173)
NET ASSETS:
Beginning of year	$1,561,231,464	$1,592,211,637
End of year	$1,645,941,158	$1,561,231,464

(1)	Refer to Note 5 in the Notes to Financial Statements for the tax character of distributions.

216	See Notes to Financial Statements.

Intermediate		National
For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024

$177,609,043	$157,494,137	$184,225,967	$157,534,067
(7,703,082)	(74,635,048)	(39,579,916)	(48,115,930)
(60,039,625)	368,932,218	(149,628,803)	378,014,357
109,866,336	451,791,307	(4,982,752)	487,432,494

(64,789,881)	(60,246,031)	(100,504,162)	(89,801,459)
(1,551,880)	(1,943,680)	(1,791,140)	(2,017,748)
(2,661,477)	(3,199,421)	(2,196,221)	(2,881,101)
(12,173,781)	(9,945,514)	(20,922,673)	(16,261,099)
(94,269,155)	(79,795,617)	(55,385,186)	(43,423,463)
(175,446,174)	(155,130,263)	(180,799,382)	(154,384,870)

1,680,661,072	1,480,121,755	1,655,040,069	1,797,998,461
132,698,117	118,883,166	166,428,284	141,143,008
(1,518,164,782)	(1,782,675,662)	(1,590,520,994)	(1,186,020,738)

295,194,407	(183,670,741)	230,947,359	753,120,731
229,614,569	112,990,303	45,165,225	1,086,168,355

$4,957,534,804	$4,844,544,501	$4,759,225,524	$3,673,057,169
$5,187,149,373	$4,957,534,804	$4,804,390,749	$4,759,225,524

See Notes to Financial Statements.	217

Statements of Changes in Net Assets (continued)

	High Income
INCREASE (DECREASE) IN NET ASSETS	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024
Operations:
Net investment income	$198,914,790	$169,522,514
Net realized gain/(loss)	(18,299,519)	(113,236,297)
Net change in unrealized appreciation/(depreciation)	(187,644,892)	461,847,527
Net increase (decrease) in net assets resulting from operations	(7,029,621)	518,133,744
Distributions to Shareholders(1)
Class A	(92,964,476)	(81,380,815)
Class C	(4,620,201)	(5,122,399)
Class F	(3,035,918)	(4,419,955)
Class F3	(8,840,528)	(6,652,640)
Class I	(84,412,663)	(67,807,483)
Total distribution to shareholders	(193,873,786)	(165,383,292)
Capital share transactions (See Note 13):
Net proceeds from sales of shares	1,554,595,024	1,482,234,622
Reinvestment of distributions	176,188,272	149,273,252
Cost of shares reacquired	(1,487,806,659)	(1,170,684,610)
Net increase in net assets resulting from capital share transactions	242,976,637	460,823,264
Net increase in net assets	42,073,230	813,573,716
NET ASSETS:
Beginning of year	$4,098,713,523	$3,285,139,807
End of year	$4,140,786,753	$4,098,713,523

(1)	Refer to Note 5 in the Notes to Financial Statements for the tax character of distributions.

218	See Notes to Financial Statements.

Short Duration High Income		California
For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024

$79,203,151	$51,794,384	$23,689,749	$20,427,368
(3,414,195)	(17,939,263)	(4,336,267)	(3,474,364)
(8,894,949)	68,865,605	(20,624,313)	47,397,422
66,894,007	102,720,726	(1,270,831)	64,350,426

(21,014,951)	(12,726,619)	(14,532,288)	(12,660,728)
(804,767)	(694,519)	(447,660)	(514,874)
(471,182)	(629,616)	(287,731)	(396,208)
(2,843,149)	(1,767,207)	(2,310,197)	(1,838,400)
(51,908,278)	(34,033,491)	(5,698,561)	(4,614,513)
(77,042,327)	(49,851,452)	(23,276,437)	(20,024,723)

1,425,037,379	1,021,021,301	217,656,925	261,027,649
71,824,132	47,827,129	21,462,105	18,447,524
(669,403,037)	(500,872,805)	(209,369,702)	(172,050,143)

827,458,474	567,975,625	29,749,328	107,425,030
817,310,154	620,844,899	5,202,060	151,750,733

$1,521,124,171	$900,279,272	$667,621,225	$515,870,492
$2,338,434,325	$1,521,124,171	$672,823,285	$667,621,225

See Notes to Financial Statements.	219

Statements of Changes in Net Assets (concluded)

	New Jersey

INCREASE (DECREASE) IN NET ASSETS	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024
Operations:
Net investment income	$4,905,083	$3,740,684
Net realized gain/(loss)	(270,136)	(1,549,624)
Net change in unrealized appreciation/(depreciation)	(4,075,555)	10,040,878
Net increase (decrease) in net assets resulting from operations	559,392	12,231,938
Distributions to Shareholders(1)
Class A	(3,597,221)	(2,771,026)
Class C	–	–
Class F	(80,258)	(109,345)
Class F3	(87,215)	(66,109)
Class I	(1,117,766)	(777,542)
Total distribution to shareholders	(4,882,460)	(3,724,022)
Capital share transactions (See Note 13):
Net proceeds from sales of shares	60,083,925	54,223,269
Reinvestment of distributions	3,978,351	2,953,296
Cost of shares reacquired	(38,973,583)	(26,597,145)
Net increase in net assets resulting from capital share transactions	25,088,693	30,579,420
Net increase in net assets	20,765,625	39,087,336
NET ASSETS:
Beginning of year	$140,370,809	$101,283,473
End of year	$161,136,434	$140,370,809

(1)	Refer to Note 5 in the Notes to Financial Statements for the tax character of distributions.

220	See Notes to Financial Statements.

New York

For the Year Ended September 30, 2025	For the Year Ended September 30, 2024

$20,186,071	$15,848,495
(4,514,423)	(3,555,944)
(17,434,653)	40,881,756
(1,763,005)	53,174,307

(13,960,802)	(11,157,801)
(446,712)	(443,278)
(311,374)	(284,503)
(213,878)	(125,401)
(5,069,136)	(3,698,928)
(20,001,902)	(15,709,911)

191,744,135	229,341,745
17,845,399	13,771,800
(173,592,627)	(127,701,141)

35,996,907	115,412,404
14,232,000	152,876,800

$570,555,933	$417,679,133
$584,787,933	$570,555,933

See Notes to Financial Statements.	221

Financial Highlights

SHORT DURATION TAX FREE FUND

		Per Share Operating Performance:
		Investment Operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain/(loss)		Total from investment operations	Net investment income	Net asset value, end of period
Class A
9/30/2025	$15.21	$0.43	$(0.01	)(b)	$0.42	$(0.43)	$15.20
9/30/2024	14.81	0.43	0.40		0.83	(0.43)	15.21
9/30/2023	14.78	0.32	0.03		0.35	(0.32)	14.81
9/30/2022	15.84	0.15	(1.06)		(0.91)	(0.15)	14.78
9/30/2021	15.80	0.15	0.04		0.19	(0.15)	15.84
Class C
9/30/2025	15.20	0.34	(0.01	)(b)	0.33	(0.33)	15.20
9/30/2024	14.81	0.34	0.39		0.73	(0.34)	15.20
9/30/2023	14.78	0.23	0.03		0.26	(0.23)	14.81
9/30/2022	15.84	0.05	(1.05)		(1.00)	(0.06)	14.78
9/30/2021	15.80	0.05	0.04		0.09	(0.05)	15.84
Class F
9/30/2025	15.21	0.45	(0.02	)(b)	0.43	(0.44)	15.20
9/30/2024	14.81	0.45	0.39		0.84	(0.44)	15.21
9/30/2023	14.79	0.30	0.05		0.35	(0.33)	14.81
9/30/2022	15.85	0.16	(1.05)		(0.89)	(0.17)	14.79
9/30/2021	15.80	0.16	0.05		0.21	(0.16)	15.85
Class F3
9/30/2025	15.21	0.47	–	(d)	0.47	(0.47)	15.21
9/30/2024	14.81	0.47	0.39		0.86	(0.46)	15.21
9/30/2023	14.79	0.35	0.02		0.37	(0.35)	14.81
9/30/2022	15.85	0.19	(1.06)		(0.87)	(0.19)	14.79
9/30/2021	15.80	0.18	0.06		0.24	(0.19)	15.85
Class I
9/30/2025	15.21	0.46	–	(d)	0.46	(0.46)	15.21
9/30/2024	14.81	0.46	0.40		0.86	(0.46)	15.21
9/30/2023	14.79	0.35	0.02		0.37	(0.35)	14.81
9/30/2022	15.85	0.20	(1.08)		(0.88)	(0.18)	14.79
9/30/2021	15.80	0.18	0.05		0.23	(0.18)	15.85

(a)	Calculated based on average shares outstanding during the period.
(b)	Realized and unrealized gain (loss) per share does not correlate to the aggregate of the net realized and unrealized gain (loss) in the Statement of Operations for the year ended September 30, 2025, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.
(c)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(d)	Amount less than $0.01.

222	See Notes to Financial Statements.

	Ratios to Average Net Assets:			Supplemental Data:
Total return(c) (%)	Total expenses after waivers and/or reim- bursements (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

2.81	0.65	0.67	2.86	$756,482	64
5.67	0.65	0.66	2.87	764,412	66
2.29	0.65	0.66	2.12	758,931	59
(5.68)	0.65	0.65	0.99	875,792	43
1.20	0.65	0.65	0.93	1,067,651	26

2.24	1.28	1.29	2.23	15,784	64
4.96	1.26	1.27	2.26	15,740	66
1.74	1.26	1.27	1.51	17,796	59
(6.34)	1.29	1.29	0.35	23,284	43
0.54	1.30	1.31	0.30	31,450	26

2.91	0.55	0.57	2.95	20,013	64
5.77	0.55	0.56	2.97	27,240	66
2.39	0.55	0.56	2.03	33,367	59
(5.65)	0.55	0.55	1.01	246,974	43
1.36	0.55	0.55	1.03	736,826	26

3.13	0.41	0.42	3.10	265,511	64
5.92	0.41	0.41	3.11	246,042	66
2.54	0.41	0.42	2.35	264,658	59
(5.52)	0.41	0.41	1.25	361,359	43
1.50	0.42	0.42	1.16	331,257	26

3.08	0.45	0.47	3.05	588,150	64
5.88	0.45	0.46	3.07	507,797	66
2.50	0.45	0.46	2.34	517,459	59
(5.55)	0.45	0.46	1.30	563,762	43
1.46	0.45	0.45	1.13	206,551	26

See Notes to Financial Statements.	223

Financial Highlights (continued)

INTERMEDIATE TAX FREE FUND

		Per Share Operating Performance:

		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
9/30/2025	$10.39	$0.35	$(0.15)	$0.20	$(0.34)	$10.25
9/30/2024	9.76	0.32	0.63	0.95	(0.32)	10.39
9/30/2023	9.71	0.27	0.05	0.32	(0.27)	9.76
9/30/2022	11.33	0.23	(1.63)	(1.40)	(0.22)	9.71
9/30/2021	11.11	0.24	0.22	0.46	(0.24)	11.33
Class C
9/30/2025	10.37	0.28	(0.13)	0.15	(0.28)	10.24
9/30/2024	9.75	0.26	0.61	0.87	(0.25)	10.37
9/30/2023	9.70	0.21	0.05	0.26	(0.21)	9.75
9/30/2022	11.32	0.16	(1.62)	(1.46)	(0.16)	9.70
9/30/2021	11.10	0.17	0.22	0.39	(0.17)	11.32
Class F
9/30/2025	10.38	0.36	(0.14)	0.22	(0.35)	10.25
9/30/2024	9.76	0.33	0.62	0.95	(0.33)	10.38
9/30/2023	9.71	0.28	0.05	0.33	(0.28)	9.76
9/30/2022	11.33	0.23	(1.61)	(1.38)	(0.24)	9.71
9/30/2021	11.11	0.25	0.22	0.47	(0.25)	11.33
Class F3
9/30/2025	10.39	0.37	(0.13)	0.24	(0.37)	10.26
9/30/2024	9.77	0.35	0.61	0.96	(0.34)	10.39
9/30/2023	9.72	0.30	0.05	0.35	(0.30)	9.77
9/30/2022	11.34	0.25	(1.62)	(1.37)	(0.25)	9.72
9/30/2021	11.12	0.27	0.22	0.49	(0.27)	11.34
Class I
9/30/2025	10.39	0.37	(0.15)	0.22	(0.36)	10.25
9/30/2024	9.76	0.34	0.63	0.97	(0.34)	10.39
9/30/2023	9.71	0.30	0.04	0.34	(0.29)	9.76
9/30/2022	11.33	0.25	(1.62)	(1.37)	(0.25)	9.71
9/30/2021	11.12	0.27	0.21	0.48	(0.27)	11.33

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for trust certificates issued in conjunction with tender option bond trusts.

224	See Notes to Financial Statements.

	Ratios to Average Net Assets:				Supplemental Data:
Total return(b) (%)	Total expenses after waivers and/or reim- bursements (includes interest expense)(c) (%)	Total expenses after waivers and/or reim- bursements (excludes interest expense)(c) (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

2.04	0.71	0.71	0.72	3.42	$1,936,960	49
9.80	0.71	0.71	0.71	3.15	1,974,387	49
3.17	0.71	0.71	0.71	2.74	1,935,887	44
(12.36)	0.71	0.71	0.71	2.11	2,075,394	33
4.19	0.70	0.70	0.70	2.15	2,656,030	13

1.51	1.33	1.32	1.33	2.80	49,154	49
9.03	1.32	1.32	1.32	2.53	66,671	49
2.64	1.32	1.32	1.32	2.12	86,956	44
(13.02)	1.35	1.35	1.35	1.47	123,238	33
3.53	1.33	1.33	1.33	1.52	190,855	13

2.24	0.61	0.61	0.62	3.51	65,875	49
9.80	0.61	0.61	0.61	3.24	90,249	49
3.38	0.60	0.60	0.60	2.78	113,056	44
(12.37)	0.60	0.60	0.60	2.13	522,922	33
4.30	0.60	0.60	0.60	2.24	2,697,578	13

2.40	0.45	0.45	0.45	3.69	363,994	49
9.97	0.44	0.44	0.44	3.41	316,234	49
3.54	0.45	0.45	0.45	3.00	274,934	44
(12.21)	0.45	0.45	0.45	2.39	194,787	33
4.45	0.45	0.45	0.45	2.36	171,655	13

2.24	0.51	0.51	0.52	3.62	2,771,167	49
10.02	0.51	0.51	0.51	3.35	2,509,993	49
3.48	0.51	0.51	0.51	2.95	2,433,710	44
(12.28)	0.52	0.52	0.52	2.39	2,131,673	33
4.31	0.50	0.50	0.50	2.35	896,545	13

See Notes to Financial Statements.	225

Financial Highlights (continued)

NATIONAL TAX FREE FUND

		Per Share Operating Performance:

		Investment Operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain/(loss)		Total from investment operations	Net investment income	Net asset value, end of period
Class A
9/30/2025	$10.70	$0.40	$(0.42)		$(0.02)	$(0.39)	$10.29
9/30/2024	9.85	0.38	0.84		1.22	(0.37)	10.70
9/30/2023	9.83	0.35	0.01	(d)	0.36	(0.34)	9.85
9/30/2022	12.06	0.30	(2.23)		(1.93)	(0.30)	9.83
9/30/2021	11.70	0.31	0.36		0.67	(0.31)	12.06
Class C
9/30/2025	10.71	0.34	(0.42)		(0.08)	(0.33)	10.30
9/30/2024	9.86	0.32	0.84		1.16	(0.31)	10.71
9/30/2023	9.84	0.29	0.01	(d)	0.30	(0.28)	9.86
9/30/2022	12.08	0.23	(2.24)		(2.01)	(0.23)	9.84
9/30/2021	11.71	0.23	0.37		0.60	(0.23)	12.08
Class F
9/30/2025	10.68	0.41	(0.41)		– (e)	(0.40)	10.28
9/30/2024	9.84	0.39	0.83		1.22	(0.38)	10.68
9/30/2023	9.82	0.35	0.02	(d)	0.37	(0.35)	9.84
9/30/2022	12.05	0.31	(2.23)		(1.92)	(0.31)	9.82
9/30/2021	11.69	0.32	0.36		0.68	(0.32)	12.05
Class F3
9/30/2025	10.69	0.42	(0.41)		0.01	(0.42)	10.28
9/30/2024	9.84	0.41	0.84		1.25	(0.40)	10.69
9/30/2023	9.83	0.37	0.01	(d)	0.38	(0.37)	9.84
9/30/2022	12.06	0.32	(2.23)		(1.91)	(0.32)	9.83
9/30/2021	11.69	0.34	0.37		0.71	(0.34)	12.06
Class I
9/30/2025	10.69	0.42	(0.42)		– (e)	(0.41)	10.28
9/30/2024	9.84	0.40	0.84		1.24	(0.39)	10.69
9/30/2023	9.83	0.37	–	(d)(e)	0.37	(0.36)	9.84
9/30/2022	12.06	0.32	(2.23)		(1.91)	(0.32)	9.83
9/30/2021	11.69	0.34	0.36		0.70	(0.33)	12.06

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for trust certificates issued in conjunction with tender option bond trusts.
(d)	Realized and unrealized gain (loss) per share does not correlate to the aggregate of the net realized and unrealized gain (loss) in the Statement of Operations for the period ended September 30, 2023, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.
(e)	Amount less than $0.01.

226	See Notes to Financial Statements.

	Ratios to Average Net Assets:				Supplemental Data:
Total return(b) (%)	Total expenses after waivers and/or reim- bursements (includes interest expense)(c) (%)	Total expenses after waivers and/or reim- bursements (excludes interest expense)(c) (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

(0.11)	0.80	0.70	0.80	3.88	$2,623,832	36
12.58	0.78	0.69	0.78	3.66	2,715,060	27
3.61	0.77	0.70	0.77	3.41	2,257,591	41
(16.27)	0.71	0.70	0.71	2.66	2,235,687	40
5.77	0.70	0.70	0.70	2.58	2,925,529	18

(0.72)	1.42	1.32	1.42	3.25	51,316	36
11.89	1.40	1.30	1.40	3.05	63,653	27
2.97	1.40	1.33	1.40	2.78	70,892	41
(16.86)	1.35	1.34	1.35	2.01	83,743	40
5.16	1.35	1.35	1.35	1.94	135,544	18

0.08	0.70	0.60	0.70	3.97	49,560	36
12.60	0.68	0.59	0.68	3.76	68,624	27
3.72	0.67	0.60	0.67	3.48	79,394	41
(16.20)	0.61	0.60	0.61	2.66	222,942	40
5.88	0.60	0.60	0.60	2.68	984,235	18

0.14	0.55	0.45	0.55	4.13	525,782	36
12.86	0.54	0.45	0.54	3.90	499,690	27
3.75	0.53	0.46	0.53	3.65	346,879	41
(16.07)	0.47	0.46	0.47	2.91	268,560	40
6.10	0.45	0.45	0.45	2.78	288,718	18

0.09	0.60	0.50	0.60	4.08	1,553,900	36
12.81	0.58	0.49	0.58	3.85	1,412,199	27
3.72	0.57	0.50	0.57	3.63	918,301	41
(16.10)	0.52	0.51	0.52	2.99	567,725	40
6.07	0.50	0.50	0.50	2.78	209,640	18

See Notes to Financial Statements.	227

Financial Highlights (continued)

HIGH INCOME MUNICIPAL BOND FUND

		Per Share Operating Performance:

		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
9/30/2025	$11.17	$0.51	$(0.54)	$(0.03)	$(0.50)	$10.64
9/30/2024	10.12	0.49	1.04	1.53	(0.48)	11.17
9/30/2023	10.22	0.45	(0.11)	0.34	(0.44)	10.12
9/30/2022	12.91	0.39	(2.69)	(2.30)	(0.39)	10.22
9/30/2021	12.14	0.41	0.77	1.18	(0.41)	12.91
Class C
9/30/2025	11.17	0.45	(0.54)	(0.09)	(0.43)	10.65
9/30/2024	10.12	0.42	1.04	1.46	(0.41)	11.17
9/30/2023	10.22	0.38	(0.11)	0.27	(0.37)	10.12
9/30/2022	12.92	0.31	(2.70)	(2.39)	(0.31)	10.22
9/30/2021	12.14	0.33	0.78	1.11	(0.33)	12.92
Class F
9/30/2025	11.18	0.52	(0.54)	(0.02)	(0.51)	10.65
9/30/2024	10.13	0.50	1.04	1.54	(0.49)	11.18
9/30/2023	10.23	0.45	(0.10)	0.35	(0.45)	10.13
9/30/2022	12.92	0.40	(2.69)	(2.29)	(0.40)	10.23
9/30/2021	12.15	0.42	0.77	1.19	(0.42)	12.92
Class F3
9/30/2025	11.15	0.54	(0.54)	– (d)	(0.53)	10.62
9/30/2024	10.10	0.52	1.03	1.55	(0.50)	11.15
9/30/2023	10.20	0.47	(0.11)	0.36	(0.46)	10.10
9/30/2022	12.89	0.42	(2.70)	(2.28)	(0.41)	10.20
9/30/2021	12.12	0.44	0.77	1.21	(0.44)	12.89
Class I
9/30/2025	11.15	0.53	(0.54)	(0.01)	(0.52)	10.62
9/30/2024	10.10	0.51	1.04	1.55	(0.50)	11.15
9/30/2023	10.20	0.47	(0.11)	0.36	(0.46)	10.10
9/30/2022	12.89	0.42	(2.70)	(2.28)	(0.41)	10.20
9/30/2021	12.12	0.44	0.76	1.20	(0.43)	12.89

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for trust certificates issued in conjunction with tender option bond trusts.
(d)	Amount less than $0.01.

228	See Notes to Financial Statements.

	Ratios to Average Net Assets:				Supplemental Data:
Total return(b) (%)	Total expenses after waivers and/or reim- bursements (includes interest expense)(c) (%)	Total expenses after waivers and/or reim- bursements (excludes interest expense)(c) (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

(0.20)	0.84	0.76	0.84	4.79	$1,993,186	27
15.38	0.82	0.76	0.82	4.56	2,025,711	27
3.23	0.81	0.77	0.81	4.26	1,680,507	42
(18.19)	0.77	0.77	0.77	3.28	1,787,225	40
9.81	0.75	0.75	0.75	3.23	2,388,758	15

(0.73)	1.46	1.38	1.46	4.15	104,295	27
14.68	1.43	1.37	1.43	3.96	127,062	27
2.58	1.44	1.40	1.44	3.63	141,950	42
(18.78)	1.41	1.41	1.41	2.63	174,127	40
9.19	1.40	1.40	1.40	2.60	267,871	15

(0.10)	0.74	0.66	0.74	4.86	46,904	27
15.48	0.72	0.66	0.72	4.68	85,597	27
3.33	0.71	0.67	0.71	4.31	112,452	42
(18.09)	0.66	0.66	0.66	3.27	369,471	40
9.90	0.65	0.65	0.65	3.30	1,450,736	15

0.05	0.58	0.50	0.58	5.06	192,720	27
15.69	0.56	0.51	0.56	4.81	166,070	27
3.48	0.57	0.53	0.57	4.50	122,429	42
(18.01)	0.51	0.51	0.51	3.55	114,134	40
10.07	0.52	0.51	0.51	3.42	118,100	15

(0.01)	0.64	0.56	0.64	4.99	1,803,682	27
15.63	0.62	0.56	0.62	4.75	1,694,273	27
3.43	0.61	0.57	0.61	4.46	1,227,801	42
(18.06)	0.57	0.57	0.57	3.59	961,328	40
10.03	0.56	0.55	0.55	3.41	487,688	15

See Notes to Financial Statements.	229

Financial Highlights (continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND

		Per Share Operating Performance:

		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
9/30/2025	$14.41	$0.59	$(0.15)	$0.44	$(0.58)	$14.27
9/30/2024	13.79	0.59	0.59	1.18	(0.56)	14.41
9/30/2023	13.84	0.53	(0.08)	0.45	(0.50)	13.79
9/30/2022	15.88	0.34	(2.05)	(1.71)	(0.33)	13.84
9/30/2021	15.20	0.33	0.69	1.02	(0.34)	15.88
Class C
9/30/2025	14.41	0.50	(0.15)	0.35	(0.49)	14.27
9/30/2024	13.79	0.50	0.60	1.10	(0.48)	14.41
9/30/2023	13.84	0.43	(0.07)	0.36	(0.41)	13.79
9/30/2022	15.88	0.23	(2.04)	(1.81)	(0.23)	13.84
9/30/2021	15.20	0.23	0.68	0.91	(0.23)	15.88
Class F
9/30/2025	14.41	0.61	(0.16)	0.45	(0.59)	14.27
9/30/2024	13.79	0.60	0.60	1.20	(0.58)	14.41
9/30/2023	13.84	0.52	(0.05)	0.47	(0.52)	13.79
9/30/2022	15.88	0.33	(2.02)	(1.69)	(0.35)	13.84
9/30/2021	15.20	0.34	0.69	1.03	(0.35)	15.88
Class F3
9/30/2025	14.41	0.63	(0.16)	0.47	(0.61)	14.27
9/30/2024	13.79	0.62	0.60	1.22	(0.60)	14.41
9/30/2023	13.84	0.57	(0.08)	0.49	(0.54)	13.79
9/30/2022	15.88	0.38	(2.05)	(1.67)	(0.37)	13.84
9/30/2021	15.20	0.37	0.69	1.06	(0.38)	15.88
Class I
9/30/2025	14.41	0.62	(0.15)	0.47	(0.61)	14.27
9/30/2024	13.79	0.61	0.60	1.21	(0.59)	14.41
9/30/2023	13.84	0.56	(0.08)	0.48	(0.53)	13.79
9/30/2022	15.88	0.38	(2.06)	(1.68)	(0.36)	13.84
9/30/2021	15.20	0.36	0.69	1.05	(0.37)	15.88

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.

230	See Notes to Financial Statements.

	Ratios to Average Net Assets:				Supplemental Data:
Total return(b) (%)	Total expenses after waivers and/or reim- bursements (includes interest expense) (%)	Total expenses after waivers and/or reim- bursements (excludes interest expense) (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

3.13	0.66	0.65	0.69	4.19	$644,762	29
8.74	0.65	0.65	0.68	4.15	409,918	38
3.27	0.66	0.66	0.71	3.73	261,115	71
(10.85)	0.70	0.70	0.77	2.27	325,756	81
6.74	0.69	0.69	0.75	2.09	409,286	14

2.47	1.30	1.29	1.33	3.54	27,231	29
8.08	1.26	1.26	1.29	3.55	21,802	38
2.59	1.32	1.32	1.37	3.08	19,626	71
(11.48)	1.40	1.40	1.47	1.56	21,392	81
6.03	1.36	1.36	1.43	1.43	26,412	14

3.23	0.56	0.55	0.59	4.28	9,937	29
8.85	0.55	0.55	0.58	4.26	12,342	38
3.36	0.57	0.57	0.62	3.72	17,573	71
(10.77)	0.60	0.60	0.66	2.18	139,299	81
6.84	0.59	0.59	0.65	2.17	495,439	14

3.38	0.41	0.40	0.41	4.44	82,642	29
9.03	0.39	0.39	0.42	4.41	50,999	38
3.55	0.38	0.38	0.45	4.03	35,447	71
(10.62)	0.44	0.44	0.50	2.56	28,251	81
7.02	0.43	0.42	0.49	2.31	31,122	14

3.33	0.46	0.45	0.49	4.39	1,573,863	29
8.96	0.45	0.45	0.48	4.35	1,026,063	38
3.40	0.46	0.46	0.50	3.97	566,518	71
(10.61)	0.50	0.50	0.58	2.59	362,870	81
6.95	0.50	0.49	0.55	2.28	244,728	14

See Notes to Financial Statements.	231

Financial Highlights (continued)

CALIFORNIA TAX FREE FUND

		Per Share Operating Performance:

		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
9/30/2025	$10.33	$0.35	$(0.37)	$(0.02)	$(0.35)	$9.96
9/30/2024	9.55	0.34	0.77	1.11	(0.33)	10.33
9/30/2023	9.50	0.31	0.04	0.35	(0.30)	9.55
9/30/2022	11.61	0.26	(2.11)	(1.85)	(0.26)	9.50
9/30/2021	11.40	0.26	0.21	0.47	(0.26)	11.61
Class C
9/30/2025	10.34	0.29	(0.38)	(0.09)	(0.28)	9.97
9/30/2024	9.56	0.28	0.77	1.05	(0.27)	10.34
9/30/2023	9.51	0.24	0.05	0.29	(0.24)	9.56
9/30/2022	11.62	0.19	(2.11)	(1.92)	(0.19)	9.51
9/30/2021	11.41	0.19	0.21	0.40	(0.19)	11.62
Class F
9/30/2025	10.33	0.36	(0.37)	(0.01)	(0.36)	9.96
9/30/2024	9.55	0.35	0.77	1.12	(0.34)	10.33
9/30/2023	9.50	0.31	0.05	0.36	(0.31)	9.55
9/30/2022	11.61	0.26	(2.10)	(1.84)	(0.27)	9.50
9/30/2021	11.40	0.28	0.20	0.48	(0.27)	11.61
Class F3
9/30/2025	10.33	0.38	(0.38)	– (d)	(0.37)	9.96
9/30/2024	9.55	0.36	0.77	1.13	(0.35)	10.33
9/30/2023	9.50	0.33	0.04	0.37	(0.32)	9.55
9/30/2022	11.61	0.28	(2.11)	(1.83)	(0.28)	9.50
9/30/2021	11.40	0.29	0.21	0.50	(0.29)	11.61
Class I
9/30/2025	10.32	0.37	(0.36)	0.01	(0.37)	9.96
9/30/2024	9.54	0.36	0.77	1.13	(0.35)	10.32
9/30/2023	9.50	0.33	0.03	0.36	(0.32)	9.54
9/30/2022	11.61	0.28	(2.11)	(1.83)	(0.28)	9.50
9/30/2021	11.40	0.29	0.21	0.50	(0.29)	11.61

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for trust certificates issued in conjunction with tender option bond trusts.
(d)	Amount less than $0.01.

232	See Notes to Financial Statements.

	Ratios to Average Net Assets:				Supplemental Data:
Total return(b) (%)	Total expenses after waivers and/or reim- bursements (includes interest expense)(c) (%)	Total expenses after waivers and/or reim- bursements (excludes interest expense)(c) (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

(0.17)	0.80	0.77	0.80	3.54	$426,117	40
11.78	0.77	0.77	0.77	3.36	422,861	26
3.50	0.76	0.76	0.76	3.08	341,314	57
(16.10)	0.77	0.77	0.77	2.39	303,455	44
4.16	0.77	0.77	0.77	2.27	381,200	14

(0.80)	1.44	1.41	1.44	2.89	13,735	40
11.10	1.37	1.37	1.37	2.76	18,313	26
2.97	1.38	1.39	1.38	2.45	18,912	57
(16.70)	1.40	1.40	1.40	1.75	21,221	44
3.49	1.41	1.41	1.41	1.63	33,274	14

(0.07)	0.70	0.67	0.70	3.59	4,401	40
11.89	0.67	0.67	0.67	3.45	12,612	26
3.61	0.66	0.67	0.66	3.13	7,929	57
(16.02)	0.67	0.67	0.67	2.37	20,964	44
4.26	0.67	0.67	0.67	2.36	130,104	14

0.07	0.56	0.53	0.56	3.79	65,964	40
12.04	0.54	0.54	0.54	3.59	59,192	26
3.84	0.54	0.54	0.54	3.31	45,077	57
(16.00)	0.54	0.54	0.54	2.64	29,694	44
4.39	0.54	0.54	0.54	2.48	20,625	14

0.12	0.60	0.57	0.60	3.74	162,606	40
12.01	0.57	0.57	0.57	3.55	154,644	26
3.71	0.56	0.56	0.56	3.29	102,638	57
(16.02)	0.58	0.57	0.58	2.69	78,796	44
4.37	0.57	0.57	0.57	2.46	39,117	14

See Notes to Financial Statements.	233

Financial Highlights (continued)

NEW JERSEY TAX FREE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
9/30/2025	$4.82	$0.15	$(0.15)	$– (c)	$(0.15)	$4.67
9/30/2024	4.47	0.14	0.35	0.49	(0.14)	4.82
9/30/2023	4.42	0.13	0.05	0.18	(0.13)	4.47
9/30/2022	5.35	0.12	(0.93)	(0.81)	(0.12)	4.42
9/30/2021	5.18	0.12	0.17	0.29	(0.12)	5.35
Class F
9/30/2025	4.82	0.15	(0.14)	0.01	(0.15)	4.68
9/30/2024	4.47	0.15	0.35	0.50	(0.15)	4.82
9/30/2023	4.42	0.14	0.05	0.19	(0.14)	4.47
9/30/2022	5.35	0.12	(0.93)	(0.81)	(0.12)	4.42
9/30/2021	5.18	0.12	0.17	0.29	(0.12)	5.35
Class F3
9/30/2025	4.82	0.16	(0.14)	0.02	(0.16)	4.68
9/30/2024	4.48	0.15	0.34	0.49	(0.15)	4.82
9/30/2023	4.42	0.15	0.06	0.21	(0.15)	4.48
9/30/2022	5.35	0.13	(0.93)	(0.80)	(0.13)	4.42
9/30/2021	5.18	0.13	0.17	0.30	(0.13)	5.35
Class I
9/30/2025	4.82	0.16	(0.14)	0.02	(0.16)	4.68
9/30/2024	4.47	0.15	0.35	0.50	(0.15)	4.82
9/30/2023	4.42	0.14	0.05	0.19	(0.14)	4.47
9/30/2022	5.35	0.13	(0.93)	(0.80)	(0.13)	4.42
9/30/2021	5.18	0.13	0.17	0.30	(0.13)	5.35

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Class A does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Amount less than $0.01.

234	See Notes to Financial Statements.

	Ratios to Average Net Assets:			Supplemental Data:

Total return(b) (%)	Total expenses after waivers and/or reim- bursements (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

0.03	0.82	0.83	3.21	$121,574	27
11.14	0.82	0.85	3.04	105,747	8
4.11	0.82	0.87	2.91	77,950	23
(15.36)	0.82	0.84	2.39	80,854	11
5.58	0.82	0.84	2.21	99,356	13

0.34	0.72	0.73	3.29	1,922	27
11.25	0.72	0.75	3.14	2,998	8
4.21	0.72	0.77	3.00	3,693	23
(15.28)	0.72	0.74	2.40	5,885	11
5.68	0.72	0.74	2.30	28,097	13

0.47	0.59	0.59	3.43	2,650	27
11.15	0.59	0.62	3.27	2,731	8
4.59	0.58	0.63	3.15	1,697	23
(15.16)	0.58	0.60	2.65	1,342	11
5.82	0.59	0.60	2.40	1,148	13

0.44	0.62	0.63	3.42	34,991	27
11.36	0.62	0.65	3.24	28,895	8
4.32	0.62	0.66	3.11	17,943	23
(15.19)	0.62	0.65	2.68	13,415	11
5.79	0.62	0.64	2.38	6,905	13

See Notes to Financial Statements.	235

Financial Highlights (concluded)

NEW YORK TAX FREE FUND

		Per Share Operating Performance:

		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
9/30/2025	$10.84	$0.36	$(0.39)	$(0.03)	$(0.36)	$10.45
9/30/2024	9.99	0.34	0.84	1.18	(0.33)	10.84
9/30/2023	9.90	0.31	0.09	0.40	(0.31)	9.99
9/30/2022	12.06	0.27	(2.16)	(1.89)	(0.27)	9.90
9/30/2021	11.64	0.27	0.41	0.68	(0.26)	12.06
Class C
9/30/2025	10.83	0.29	(0.39)	(0.10)	(0.29)	10.44
9/30/2024	9.97	0.27	0.86	1.13	(0.27)	10.83
9/30/2023	9.89	0.24	0.08	0.32	(0.24)	9.97
9/30/2022	12.04	0.20	(2.15)	(1.95)	(0.20)	9.89
9/30/2021	11.63	0.19	0.41	0.60	(0.19)	12.04
Class F
9/30/2025	10.85	0.37	(0.39)	(0.02)	(0.37)	10.46
9/30/2024	10.00	0.35	0.84	1.19	(0.34)	10.85
9/30/2023	9.91	0.32	0.09	0.41	(0.32)	10.00
9/30/2022	12.07	0.28	(2.16)	(1.88)	(0.28)	9.91
9/30/2021	11.66	0.28	0.41	0.69	(0.28)	12.07
Class F3
9/30/2025	10.85	0.39	(0.41)	(0.02)	(0.38)	10.45
9/30/2024	9.99	0.36	0.86	1.22	(0.36)	10.85
9/30/2023	9.91	0.33	0.08	0.41	(0.33)	9.99
9/30/2022	12.07	0.30	(2.17)	(1.87)	(0.29)	9.91
9/30/2021	11.65	0.29	0.42	0.71	(0.29)	12.07
Class I
9/30/2025	10.85	0.38	(0.40)	(0.02)	(0.38)	10.45
9/30/2024	9.99	0.36	0.85	1.21	(0.35)	10.85
9/30/2023	9.91	0.33	0.08	0.41	(0.33)	9.99
9/30/2022	12.07	0.29	(2.16)	(1.87)	(0.29)	9.91
9/30/2021	11.65	0.29	0.42	0.71	(0.29)	12.07

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for trust certificates issued in conjunction with tender option bond trusts.

236	See Notes to Financial Statements.

	Ratios to Average Net Assets:				Supplemental Data:
Total return(b) (%)	Total expenses after waivers and/or reim- bursements (includes interest expense)(c) (%)	Total expenses after waivers and/or reim- bursements (excludes interest expense)(c) (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

(0.24)	0.81	0.78	0.81	3.45	$411,499	29
11.96	0.78	0.78	0.78	3.17	410,877	18
3.93	0.78	0.78	0.78	2.98	303,557	24
(15.91)	0.78	0.78	0.78	2.39	322,138	23
5.90	0.77	0.77	0.77	2.20	390,194	13

(0.88)	1.44	1.42	1.45	2.81	14,504	29
11.29	1.39	1.39	1.39	2.56	17,497	18
3.29	1.40	1.40	1.40	2.36	17,453	24
(16.39)	1.42	1.42	1.42	1.74	20,927	23
5.13	1.42	1.42	1.42	1.56	32,845	13

(0.14)	0.71	0.68	0.71	3.55	8,908	29
12.07	0.68	0.68	0.68	3.27	9,768	18
4.04	0.68	0.69	0.68	3.06	6,898	24
(15.81)	0.68	0.68	0.68	2.40	19,360	23
6.00	0.67	0.67	0.67	2.30	71,401	13

(0.10)	0.56	0.54	0.57	3.70	6,089	29
12.33	0.54	0.54	0.54	3.41	5,526	18
4.07	0.55	0.55	0.55	3.21	2,290	24
(15.70)	0.54	0.54	0.54	2.65	2,364	23
6.14	0.54	0.54	0.54	2.41	2,071	13

(0.14)	0.61	0.58	0.61	3.66	143,788	29
12.29	0.58	0.58	0.58	3.37	126,889	18
4.04	0.58	0.58	0.58	3.18	87,480	24
(15.73)	0.58	0.58	0.58	2.66	70,220	23
6.11	0.57	0.57	0.57	2.38	43,385	13

See Notes to Financial Statements.	237

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Municipal Income Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was organized as a Maryland corporation on December 27, 1983.

The Company currently consists of the following eight funds (separately, a “Fund” and collectively, the “Funds”) and their respective active share classes:

Funds	Classes
Lord Abbett Short Duration Tax Free Fund (“Short Duration”)	A,C,F,F3 and I
Lord Abbett Intermediate Tax Free Fund (“Intermediate”)	A,C,F,F3 and I
Lord Abbett National Tax-Free Income Fund (“National”)	A,C,F,F3 and I
Lord Abbett High Income Municipal Bond Fund (“High Income”)	A,C,F,F3 and I
Lord Abbett Short Duration High Income Municipal Bond Fund (“Short Duration High Income”)	A,C,F,F3 and I
Lord Abbett California Tax-Free Income Fund (“California”)	A,C,F,F3 and I
Lord Abbett New Jersey Tax-Free Income Fund (“New Jersey”)	A,F,F3 and I
Lord Abbett New York Tax-Free Income Fund (“New York”)	A,C,F,F3 and I

Short Duration, Intermediate, National, High Income, Short Duration High Income and California are diversified as defined in the 1940 Act. New Jersey and New York are non-diversified as defined in the 1940 Act.

The investment objective of each Fund (except for High Income and Short Duration High Income) is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk. The investment objective of High Income and Short Duration High Income is to seek a high level of income exempt from federal income tax. Each of California, New Jersey and New York also seeks as high a level of interest income exempt from the personal income tax of its corresponding state as is consistent with reasonable risk. In addition, New York seeks as high a level of interest income exempt from New York City personal income tax as is consistent with reasonable risk.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3 and I shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the eighteen-month anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase. Class C shares automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted, provided that the Funds or financial intermediary through which a shareholder purchased Class C shares has records verifying that the Class C shares have been held at least eight years.

Basis of Preparation

The Funds are investment companies and apply the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements

Notes to Financial Statements (continued)

and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Segment Reporting

An operating segment is defined in FASB Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

The CODM for the Funds is Lord Abbett & Co. LLC (“Lord Abbett”) through its Management, Investment and Operating Committees, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment based on the fact that the CODM monitors the operating results of each Fund as a whole and that the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of their prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Funds’ Schedules of Investments, Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets and Financial Highlights.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Directors (the “Board”), the Board has designated the determination of fair value of the Funds’ portfolio investments to Lord Abbett as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a pricing committee (the “Pricing Committee”) that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option-adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Notes to Financial Statements (continued)

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day.

Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of September 30, 2025 and, if applicable, Level 3 rollforwards for the fiscal year then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

(b)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. In addition, Class F3 shares bear their class-specific share of shareholder servicing expenses. Class A, C and F shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(c)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Notes to Financial Statements (continued)

Management has reviewed each Fund’s tax positions for all open tax years and has determined that as of September 30, 2025, no liability for Federal Income tax is required in each Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. Each Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon each Fund’s jurisdiction.

(d)	Investment Income–Dividend income, if any, is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statements of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(e)	Municipal Bonds Held in Trust–Each Fund may invest in leveraged residual certificates (“TOB Residuals”) issued by tender option bond trusts (“TOBs”). A TOB is established by a third party sponsor forming a special purpose entity into which a Fund, or an agent on behalf of the Fund, transfers municipal securities. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates (trust certificates), which are sold to third party investors, and residual certificates, which are generally issued to a Fund which made the transfer or to affiliates of a Fund. Each Fund’s transfer of the municipal securities to a TOB is accounted for as a secured borrowing, therefore the municipal securities deposited into a TOB are presented as investments in a Fund’s Schedule of Investments and the proceeds from the transactions are reported as a liability for trust certificates in the Statements of Assets and Liabilities. Similarly, proceeds from residual certificates issued to affiliates, if any, from the transaction are included in the liability for trust certificates. Interest income from the underlying security is recorded by a Fund on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of a Fund. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. The residual interests held by a Fund include the right of a Fund (1) to cause the holders of a proportional share of floating rate certificates to tender their certificates at par and (2) to transfer a corresponding share of the municipal securities from the TOB to a Fund. The TOB may also be terminated without the consent of a Fund upon the occurrence of certain events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, the inability of the TOB to obtain quarterly or annual renewal of the liquidity support agreement, a substantial decline in market value of the municipal bond or the inability to remarket the short-term floating rate certificates to third party investors.

The following is a summary of each Fund’s liability for trust certificates, range of interest rates for such certificates and the aggregate value of the underlying municipal securities transferred

Notes to Financial Statements (continued)

to TOBs as of September 30, 2025, as well as the average trust certificates for the fiscal year ended September 30, 2025:

Fund	Liability for Trust Certificates	Interest Rate or Range of Interest Rates	Underlying Municipal Bonds Transferred to TOBs	Average Trust Certificates Outstanding
Short Duration	$–	–	$–	$–
Intermediate	10,550,000	3.20%	22,267,110	6,330,000
National	166,755,000	2.85%–3.27%	341,188,633	134,129,000
High Income	126,245,000	2.85%–3.27%	243,768,315	89,431,000
Short Duration High Income	7,500,000	3.20%	15,829,699	4,500,000
California	7,000,000	2.89%–2.91%	14,757,689	5,800,000
New Jersey	–	–	–	–
New York	9,830,000	2.89%–3.15%	19,883,410	4,766,000

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate municipal bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, a Fund’s investment in TOB Residuals likely will adversely affect a Fund’s net investment income and distributions to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect a Fund’s NAV per share. The carrying value of each Fund’s liability for trust certificates approximates its fair value.

If measured at fair value, the amounts would be level 2 in the fair value hierarchy on September 30, 2025.

While the Funds’ investment policies and restrictions expressly permit investments in inverse floating rate securities such as TOB Residuals, they generally do not allow the Funds to borrow money for purposes of making investments. The Funds’ management believes that the Funds’ restrictions on borrowings do not apply to TOB transactions accounted for as secured borrowings.

(f)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, each Fund may incur a loss upon disposition of the securities.

Due to the absence of a master netting agreement related to the Funds’ participation in repurchase agreements, no offsetting disclosures have been made on behalf of the Funds.

(g)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains/(losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

Notes to Financial Statements (continued)

(h)	When-Issued Municipal Bonds–Each Fund may purchase new issues of municipal bonds, which are generally offered on a when-issued basis. Payment and delivery may take place after customary settlement period for that security.

3.	DERIVATIVE TRANSACTIONS

Derivatives–During the fiscal year, the Funds used derivative instruments including futures contracts and purchased options in connection with their investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Funds may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing the Funds to close out their position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value, as recorded on the Statements of Assets and Liabilities.

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark-to-market gains to the Funds.

Futures Contracts–The Funds may enter into futures contracts to manage and hedge interest rate risk associated with portfolio investments. Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Net change in unrealized appreciation/(depreciation) on futures contracts on the Statements

Notes to Financial Statements (continued)

of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the Schedules of Investments, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The use of futures contracts exposes the Funds to equity price, foreign exchange and interest rate risks. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

Options–During the fiscal year, the Funds purchased over-the-counter put or call options on securities, stock indices, currencies and other financial instruments for hedging purposes, to enhance portfolio returns and reduce overall volatility.

When a Fund writes (sells) an option, an amount equal to the premium received by each Fund is recorded as a liability in the Statements of Assets and Liabilities. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, each Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by each Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. Each Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that each Fund pays a premium whether or not the option is exercised. Additionally, each Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. Realized and net change in

Notes to Financial Statements (continued)

unrealized gains and losses on purchased options are included in Net realized and Net change in unrealized appreciation/(depreciation) on investments, respectively, in the Funds’ Statements of Operations.

Summary of Derivatives Information–As of September 30, 2025, each Fund in the tables below had the following derivatives at fair value, grouped into appropriate risk categories and respective location on the Statements of Assets and Liabilities:

	National Tax Free Fund

Liability Derivatives	Statements of Assets and Liabilities Location	Interest Rate Contracts
Futures Contracts(1)	Unrealized appreciation/depreciation on futures contracts	$1,555,080

	Short Duration High Income Municipal Bond Fund

Liability Derivatives	Statements of Assets and Liabilities Location	Interest Rate Contracts
Futures Contracts(1)	Unrealized appreciation/depreciation on futures contracts	$903,333

	California Tax Free Fund

Liability Derivatives	Statements of Assets and Liabilities Location	Interest Rate Contracts
Futures Contracts(1)	Unrealized appreciation/depreciation on futures contracts	$174,796

	New Jersey Tax Free Fund

Liability Derivatives	Statements of Assets and Liabilities Location	Interest Rate Contracts
Futures Contracts(1)	Unrealized appreciation/depreciation on futures contracts	$27,123

	New York Tax Free Fund

Liability Derivatives	Statements of Assets and Liabilities Location	Interest Rate Contracts
Futures Contracts(1)	Unrealized appreciation/depreciation on futures contracts	$195,892

(1)	Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

Notes to Financial Statements (continued)

The following tables present the effect of derivatives for each Fund on the Statements of Operations for the fiscal year ended September 30, 2025:

	National Tax Free Fund

	Statements of Operations Location	Interest Rate Contracts
Amount of Realized Gain/(Loss) on Derivatives
Futures Contracts	Net realized gain/(loss) on futures contracts	$2,339,380
Amount of Change in Unrealized Appreciation/(Depreciation) on Derivatives
Futures Contracts	Net change in unrealized appreciation/(depreciation) on futures contracts	$(1,626,896)
Average Derivatives volume calculated based on the number of contracts or notional amounts
Futures Contracts		417

	Short Duration High Income Municipal Bond Fund

	Statements of Operations Location	Interest Rate Contracts
Amount of Realized Gain/(Loss) on Derivatives
Futures Contracts	Net realized gain/(loss) on futures contracts	$10,291
Options Purchased	Net realized gain/(loss) on investments	$(75,191)
Amount of Change in Unrealized Appreciation/(Depreciation) on Derivatives
Futures Contracts	Net change in unrealized appreciation/(depreciation) on futures contracts	$(912,721)
Average Derivatives volume calculated based on the number of contracts or notional amounts
Futures Contracts		220
Options Purchased		$23,077

	California Tax Free Fund

	Statements of Operations Location	Interest Rate Contracts
Amount of Realized Gain/(Loss) on Derivatives
Futures Contracts	Net realized gain/(loss) on futures contracts	$254,038
Amount of Change in Unrealized Appreciation/(Depreciation) on Derivatives
Futures Contracts	Net change in unrealized appreciation/(depreciation) on futures contracts	$(183,949)
Average Derivatives volume calculated based on the number of contracts or notional amounts
Futures Contracts		41

Notes to Financial Statements (continued)

	New Jersey Tax Free Fund

	Statements of Operations Location	Interest Rate Contracts
Amount of Realized Gain/(Loss) on Derivatives
Futures Contracts	Net realized gain/(loss) on futures contracts	$90,278
Amount of Change in Unrealized Appreciation/(Depreciation) on Derivatives
Futures Contracts	Net change in unrealized appreciation/(depreciation) on futures contracts	$(29,235)
Average Derivatives volume calculated based on the number of contracts or notional amounts
Futures Contracts		9

	New York Tax Free Fund

	Statements of Operations Location	Inflation Linked/ Interest Rate Contracts
Amount of Realized Gain/(Loss) on Derivatives
Futures Contracts	Net realized gain/(loss) on futures contracts	$693,704
Amount of Change in Unrealized Appreciation/(Depreciation) on Derivatives
Futures Contracts	Net change in unrealized appreciation/(depreciation) on futures contracts	$(211,617)
Average Derivatives volume calculated based on the number of contracts or notional amounts
Futures Contracts		85

4.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee for Short Duration is based on the Fund’s average daily net assets at the following annual rates:

First $2 billion	.34%
Next $3 billion	.32%
Over $5 billion	.29%

The management fee for Intermediate is based on the Fund’s average daily net assets at the following annual rates:

First $2 billion	.40%
Next $3 billion	.375%
Next $5 billion	.35%
Over $10 billion	.32%

Notes to Financial Statements (continued)

The management fee for each of National, California, New Jersey and New York is based on the Fund’s average daily net assets at the following annual rates:

First $1 billion	.45%
Next $1 billion	.40%
Over $2 billion	.35%

The management fee for High Income is based on the Fund’s average daily net assets at the following annual rates:

First $1 billion	.50%
Next $1 billion	.45%
Over $2 billion	.40%

The management fee for Short Duration High Income is based on the Fund’s average daily net assets at the following annual rates:

First $1 billion	.35%
Over $1 billion	.31%

For the fiscal year ended September 30, 2025, the effective management fee, net of any applicable waivers, was at the following annualized rate of each Fund’s average daily net assets:

Net Effective Management Fee
Short Duration	.32%
Intermediate	.38%
National	.38%
High Income	.44%
Short Duration High Income	.30%
California	.45%
New Jersey	.44%
New York	.45%

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly. Lord Abbett voluntarily waived certain fees and expenses during the fiscal year ended September 30, 2025 for the following funds:

Fund	Amount
Intermediate	$48,018
National	46,862
High Income	48,064
California	9,081
New York	8,112

Notes to Financial Statements (continued)

For the fiscal year ended September 30, 2025, and continuing through January 31, 2026 Lord Abbett has contractually agreed to waive its fees and reimburse expenses to limit the total net annual operating expenses for each class, excluding certain of the Funds’ expenses and interest related expenses, to the following annual rates:

	Classes*
Fund	A,C,F and I	F3
Short Duration	.45%	.41%
Short Duration High Income	.45%	.40%
New Jersey	.62%	.59%

*	If applicable.

All contractual fee waivers and expense reimbursement agreements between the Funds and Lord Abbett may be terminated only upon the approval of the Board.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, C and F shares pursuant to Rule 12b-1 under the 1940 Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The distribution and service fees are accrued daily and payable monthly. The following annual rates have been authorized by the Board pursuant to the plan:

Fees	Class A	Class C(1)	Class F(2)
Service	.15%	.25%	–
Distribution	.05%	.75%	.10%

(1)	The 12b-1 fee each applicable Fund will pay on Class C shares will be a blended rate calculated based on (i) 1.00% of each Fund’s average daily net assets attributable to shares held for less than one year and (ii) .80% (.25% service fee and .55% distribution fee) of each Fund’s average daily net assets attributable to shares held one year or more. All Class C shareholders of each Fund will bear 12b-1 fees at the same rate.
(2)	The Class F shares Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Funds’ prospectus.

Class F3 and Class I shares do not have a distribution plan.

Commissions

The Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, during the fiscal year ended September 30, 2025:

	Distributor Commissions	Dealers’ Concessions
Short Duration	$23,833	$1,476,403
Intermediate	51,155	2,537,014
National	104,981	4,512,505
High Income	82,730	3,821,551
Short Duration High Income	18,728	2,327,655
California	10,503	882,586
New Jersey	2,322	286,978
New York	7,596	857,570

Notes to Financial Statements (continued)

The Distributor received the following amounts of CDSCs for the fiscal year ended September 30, 2025:

	Class A	Class C
Short Duration	$104,064	$850
Intermediate	145,428	5,238
National	326,302	8,440
High Income	357,095	13,148
Short Duration High Income	84,905	15,312
California	80,585	2,147
New Jersey	9,363	–
New York	117,462	3,465

One Director and certain of the Funds’ officers have an interest in Lord Abbett.

5.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the fiscal year ended September 30, 2025 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Short Duration Tax Free Fund	$46,673,539	$29,092	$–	$–	$46,702,631
Intermediate Tax Free Fund	174,253,626	1,192,548	–	–	175,446,174
National Tax Free Fund	179,663,887	1,135,495	–	–	180,799,382
High Income Municipal Bond Fund	193,485,905	387,881	–	–	193,873,786
Short Duration High Income Muni Fund	75,932,640	1,109,687	–	–	77,042,327
California Tax Free Fund	23,159,577	116,860	–	–	23,276,437
New Jersey Tax Free Fund	4,872,321	10,139	–	–	4,882,460
New York Tax Free Fund	19,956,524	45,378	–	–	20,001,902

Notes to Financial Statements (continued)

The tax character of distributions paid during the fiscal year ended September 30, 2024 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Short Duration Tax Free Fund	$45,804,910	$157,166	$–	$–	$45,962,076
Intermediate Tax Free Fund	154,066,237	1,064,026	–	–	155,130,263
National Tax Free Fund	153,677,257	707,613	–	–	154,384,870
High Income Municipal Bond Fund	164,256,718	1,126,574	–	–	165,383,292
Short Duration High Income Muni Fund	49,177,767	673,685	–	–	49,851,452
California Tax Free Fund	20,011,035	13,688	–	–	20,024,723
New Jersey Tax Free Fund	3,724,022	–	–	–	3,724,022
New York Tax Free Fund	15,709,324	587	–	–	15,709,911

As of September 30, 2025, the components of distributable earnings/(loss) on a tax basis were as follows:

Fund	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Net Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Temporary Differences	Total Distributable Earnings/ (Loss)
Short Duration Tax Free Fund	$5,365,657	$–	$–	$(104,110,575)	$13,111,296	$(4,327,674)	$(89,961,296)
Intermediate Tax Free Fund	31,302,009	–	–	(439,361,534)	39,066,665	(15,951,965)	(384,944,825)
National Tax Free Fund	25,815,246	–	–	(439,864,209)	(2,676,637)	(16,180,523)	(432,906,123)
High Income Municipal Bond Fund	44,497,359	–	–	(660,482,303)	(76,945,659)	(16,967,051)	(709,897,654)
Short Duration High Income Muni Fund	11,822,633	–	–	(133,498,565)	29,481,473	(8,101,272)	(100,295,731)
California Tax Free Fund	2,560,931	–	–	(46,738,903)	(3,013,012)	(2,100,270)	(49,291,254)
New Jersey Tax Free Fund	434,504	–	–	(4,733,977)	(4,529,733)	(465,027)	(9,294,233)
New York Tax Free Fund	1,355,740	–	–	(26,405,654)	(19,938,318)	(1,823,522)	(46,811,754)

Net capital losses recognized by the Funds may be carried forward indefinitely and retain their character as short-term and/or long-term losses. Capital losses incurred that will be carried forward are as follows:

Fund	Short-Term Losses	Long-Term Losses	Net Capital Losses
Short Duration Tax Free Fund	$(28,801,713)	$(75,308,862)	$(104,110,575)
Intermediate Tax Free Fund	(166,316,349)	(273,045,185)	(439,361,534)
National Tax Free Fund	(176,411,136)	(263,453,073)	(439,864,209)
High Income Municipal Bond Fund	(222,395,803)	(438,086,500)	(660,482,303)
Short Duration High Income Muni Fund	(75,376,889)	(58,121,676)	(133,498,565)
California Tax Free Fund	(13,845,331)	(32,893,572)	(46,738,903)
New Jersey Tax Free Fund	(685,104)	(4,048,873)	(4,733,977)
New York Tax Free Fund	(9,148,600)	(17,257,054)	(26,405,654)

Notes to Financial Statements (continued)

As of September 30, 2025, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for each Fund are shown below. The difference between book-basis and tax basis unrealized appreciation/(depreciation) is attributable to the tax treatment of certain securities, other financial instruments, amortization of premium, and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Short Duration Tax Free Fund	$1,591,967,540	$17,363,832	$(4,252,536)	$13,111,296
Intermediate Tax Free Fund	5,068,151,459	95,826,809	(56,760,144)	39,066,665
National Tax Free Fund	4,763,271,120	79,597,982	(82,274,619)	(2,676,637)
High Income Municipal Bond Fund	4,184,106,813	80,809,826	(157,755,480)	(76,945,654)
Short Duration High Income Muni Fund	2,267,356,728	42,936,574	(13,455,101)	29,481,473
California Tax Free Fund	663,216,468	8,346,385	(11,359,397)	(3,013,012)
New Jersey Tax Free Fund	163,543,052	1,301,746	(5,831,479)	(4,529,733)
New York Tax Free Fund	597,184,336	4,909,811	(24,848,129)	(19,938,318)

6.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the fiscal year ended September 30, 2025 were as follows:

	U.S. Government Purchases	Non-U.S. Government Purchases	U.S. Government Sales	Non-U.S. Government Sales
Short Duration	$–	$881,607,069	$–	$831,589,712
Intermediate	–	2,597,544,663	–	2,405,517,058
National	9,996,470	1,972,606,165	12,907	1,716,832,400
High Income	–	1,434,692,389	–	1,125,520,893
Short Duration High Income	–	1,310,080,071	–	507,670,330
California	–	289,237,479	–	259,911,924
New Jersey	–	64,833,489	–	40,394,516
New York	–	209,645,300	–	166,931,218

7.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds primarily based on the relative net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of a portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Funds. Such amounts and earnings accrued thereon are included in Directors’ fees in the Statements of Operations and in Directors’ fees payable in the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

Notes to Financial Statements (continued)

8.	LINE OF CREDIT

For the period ended June 5, 2025, the Funds and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.6 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

Effective June 6, 2025, the Participating Funds renewed the Syndicated Facility for $1.675 billion. The Participating Funds are subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $300 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended June 5, 2025, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Effective June 6, 2025, the Participating Funds renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same borrowing limits as were in place prior to the renewal.

These credit facilities are to be used for short-term working capital purposes as additional sources of liquidity to satisfy redemptions.

For the fiscal year ended September 30, 2025, the Funds did not utilize the Syndicated Facility or Bilateral Facility.

9.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including each Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the fiscal year ended September 30, 2025, the Funds did not participate as a borrower or lender in the Interfund Lending Program.

10.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Funds’ custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

Notes to Financial Statements (continued)

11.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income, if any, in each Fund’s Statement of Operations.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of September 30, 2025, the Funds did not have any securities on loan.

12.	INVESTMENT RISKS

Each Fund’s performance and the fair value of its investments will vary in response to changes in interest rates and other market factors. As interest rates rise, a Fund’s investments typically will lose value. This risk is usually greater for long-term bonds and particularly for TOB Residuals. As a result, each Fund, to the extent it invests in long-term bonds and TOB Residuals, is subject to such greater market risk. During periods of falling interest rates, a Fund’s investments may gain value; however, because Short Duration and Short Duration High Income typically invest in shorter term bonds, those Funds are subject to the risk that they will underperform funds invested in longer-term bonds during such periods.

Additional risks that could reduce each Fund’s performance or increase volatility include call risk, credit risk, defaulted bonds risk (High Income and Short Duration High Income only), derivatives risk, distressed debt risk (High Income and Short Duration High Income only), extension risk, fixed income securities risk, governmental risk, industry risk, liquidity risk, market and portfolio management risks, market disruption and geopolitical risk, municipal securities risk, short duration risk (Short Duration and Short Duration High Income only), state and territory risks, taxability risk and zero coupon, deferred interest, pay-in-kind, and capital appreciation bonds risk (all Funds except Short Duration, Intermediate, and Short Duration High Income). Credit risk varies among states based upon the economic and fiscal conditions of each state and the municipalities within the state.

There is the risk that an issuer of a municipal bond may fail to make timely payments of principal or interest to a Fund, a risk that is greater with municipal bonds rated below investment grade (sometimes called “lower rated bonds” or “junk bonds”). High Income, Short Duration High Income and, to a lesser extent, other Funds invest a portion of its assets in such bonds. Some issuers,

Notes to Financial Statements (continued)

particularly of junk bonds, may default as to principal and/or interest payments after a Fund purchases their securities. A default, or concerns in the market about an increase in risk of default or the deterioration in the creditworthiness of an issuer, may result in losses to a Fund. Junk bonds are considered predominantly speculative by traditional investment standards. In addition, the market for lower rated municipal bonds generally is less liquid and more volatile than the market for higher rated bonds, subjecting them to greater price fluctuations which could result in losses.

New Jersey and New York are non-diversified, which means that they may invest a greater portion of their assets in a single issuer than a diversified fund. Thus, they may be exposed to greater risk.

Because each of California, New Jersey, and New York focuses on a particular state or territory, the Fund’s performance may be more affected by local, state and regional factors than a Fund that invests in municipal bonds issued in many states. These factors may include, for example, economic or political developments, erosion of the tax base and the possibility of credit problems. In addition, downturns or developments in the U.S. economy or in foreign economies or significant world events may harm the performance of any of the Funds (including Short Duration, Intermediate, National, High Income and Short Duration High Income), and may do so disproportionately as a result of the corresponding disproportionate impact of such occurrences on particular state, territory, or local economies.

Each Fund may invest in private activity bonds (sometimes called “AMT paper”). The credit quality of AMT paper usually is directly related to the credit standing of the private user of the facilities.

National, High Income, Short Duration High Income, California and, to a lesser extent, other Funds may invest in TOB Residuals. A TOB Residual, sometimes referred to as an inverse floater or a residual interest bond (“RIB”), is a type of derivative debt instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another specific fixed-rate security. Changes in the interest rate on the specific fixed-rate security inversely affect the residual interest paid on the TOB Residual, with the result that when interest rates rise, TOB Residuals’ interest payments are lowered and their value falls faster than securities similar to the specific fixed-rate security. When interest rates fall, not only do TOB Residuals generally provide interest payments that are higher than securities similar to the specific fixed-rate security, but their values generally also rise faster than such similar securities.

In addition, loss may result from a Fund’s investments in certain derivative transactions such as futures contracts, swap transactions, interest rate caps, TOB Residuals and similar transactions. These instruments may be leveraged so that small changes may produce disproportionate and substantial losses to a Fund. They also may increase a Fund’s interest rate risk.

Each Fund may purchase securities on a forward commitment or when-issued basis. Delivery and payment for such securities can take place a month or more after the transaction date. During this period such securities are subject to market fluctuations.

Geopolitical and other events, such as war, acts of terrorism, tariffs and other restrictions on trade, natural disasters, the spread of infectious illnesses, epidemics and pandemics, environmental and other public health issues, supply chain disruptions, inflation, recessions or other events, and governments’ reactions to such events, may lead to increased market volatility and instability in world economies and markets generally and may have adverse effects on the performance of a Fund and its investments.

Notes to Financial Statements (continued)

A widespread health crisis, such as a global pandemic, could cause substantial market volatility, impact the ability to complete redemptions, and adversely impact Fund performance. For example, the effects to public health, business and market conditions resulting from the COVID-19 pandemic have had, and may in the future have, a significant negative impact on the performance of each Fund’s investments, including exacerbating other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

It is difficult to accurately predict or foresee when events or conditions affecting the U.S. or global financial markets, economies, and issuers may occur, the effects of such events or conditions, potential escalations or expansions of these events, possible retaliations in response to sanctions or similar actions and the duration or ultimate impact of those events. The foregoing could disrupt the operations of each Fund and its service providers, adversely affect the value and liquidity of each Fund’s investments and negatively impact each Fund’s performance and your investment in each Fund.

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

Short Duration	Year Ended September 30, 2025		Year Ended September 30, 2024
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	14,799,742	$223,433,715	15,643,152	$234,690,754
Reinvestment of distributions	1,236,869	18,677,049	1,219,224	18,316,255
Shares reacquired	(16,548,578)	(249,883,085)	(17,840,915)	(267,666,142)
Decrease	(511,967)	$(7,772,321)	(978,539)	$(14,659,133)

Class C Shares
Shares sold	294,918	$4,452,513	237,113	$3,560,165
Reinvestment of distributions	20,539	310,114	21,813	327,611
Shares reacquired	(312,340)	(4,716,888)	(425,544)	(6,393,128)
Increase (decrease)	3,117	$45,739	(166,618)	$(2,505,352)

Class F Shares
Shares sold	117,335	$1,771,414	384,442	$5,785,476
Reinvestment of distributions	39,667	598,988	53,950	810,353
Shares reacquired	(631,981)	(9,539,641)	(900,148)	(13,520,219)
Decrease	(474,979)	$(7,169,239)	(461,756)	$(6,924,390)

Class F3 Shares
Shares sold	5,838,974	$88,145,019	4,720,776	$70,770,896
Reinvestment of distributions	320,226	4,837,590	303,446	4,560,161
Shares reacquired	(4,875,931)	(73,613,010)	(6,715,104)	(100,752,974)
Increase (decrease)	1,283,269	$19,369,599	(1,690,882)	$(25,421,917)

Class I Shares
Shares sold	21,967,501	$331,333,157	14,864,720	$223,133,340
Reinvestment of distributions	789,418	11,923,634	779,500	11,714,160
Shares reacquired	(17,466,874)	(263,931,305)	(17,191,531)	(257,785,410)
Increase (decrease)	5,290,045	$79,325,486	(1,547,311)	$(22,937,910)

Notes to Financial Statements (continued)

Intermediate	Year Ended September 30, 2025		Year Ended September 30, 2024
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	37,580,226	$381,920,530	39,660,511	$403,340,644
Reinvestment of distributions	5,650,611	57,409,080	5,207,337	53,029,586
Shares reacquired	(44,336,168)	(450,341,861)	(53,113,566)	(538,007,792)
Decrease	(1,105,331)	$(11,012,251)	(8,245,718)	$(81,637,562)

Class C Shares
Shares sold	655,894	$6,659,454	768,785	$7,815,343
Reinvestment of distributions	128,853	1,308,056	158,491	1,610,363
Shares reacquired	(2,409,774)	(24,487,484)	(3,419,719)	(34,751,804)
Decrease	(1,625,027)	$(16,519,974)	(2,492,443)	$(25,326,098)

Class F Shares
Shares sold	705,932	$7,182,471	808,598	$8,183,961
Reinvestment of distributions	228,662	2,323,523	275,312	2,799,496
Shares reacquired	(3,197,122)	(32,485,168)	(3,978,642)	(40,209,214)
Decrease	(2,262,528)	$(22,979,174)	(2,894,732)	$(29,225,757)

Class F3 Shares
Shares sold	14,437,855	$146,589,395	10,118,593	$102,537,324
Reinvestment of distributions	886,037	9,004,432	716,304	7,298,581
Shares reacquired	(10,259,253)	(103,991,783)	(8,557,573)	(86,426,044)
Increase	5,064,639	$51,602,044	2,277,324	$23,409,861

Class I Shares
Shares sold	111,887,495	$1,138,309,222	94,367,146	$958,244,483
Reinvestment of distributions	6,166,678	62,653,026	5,316,230	54,145,140
Shares reacquired	(89,342,533)	(906,858,486)	(107,360,202)	(1,083,280,808)
Increase (decrease)	28,711,640	$294,103,762	(7,676,826)	$(70,891,185)

National	Year Ended September 30, 2025		Year Ended September 30, 2024
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	55,999,329	$577,167,311	69,788,527	$724,457,933
Reinvestment of distributions	9,250,843	95,079,385	8,094,456	84,253,985
Shares reacquired	(64,112,266)	(657,348,097)	(53,325,836)	(551,704,951)
Increase	1,137,906	$14,898,599	24,557,147	$257,006,967

Class C Shares
Shares sold	976,486	$10,065,822	942,131	$9,771,525
Reinvestment of distributions	156,520	1,611,595	172,598	1,795,567
Shares reacquired	(2,096,477)	(21,579,466)	(2,362,347)	(24,474,066)
Decrease	(963,471)	$(9,902,049)	(1,247,618)	$(12,906,974)

Class F Shares
Shares sold	927,841	$9,480,410	2,087,349	$21,089,393
Reinvestment of distributions	200,692	2,062,900	266,012	2,761,736
Shares reacquired	(2,730,103)	(28,188,755)	(4,002,770)	(41,446,446)
Decrease	(1,601,570)	$(16,645,445)	(1,649,409)	$(17,595,317)

Notes to Financial Statements (continued)

National	Year Ended September 30, 2025		Year Ended September 30, 2024
Class F3 Shares	Shares	Amount	Shares	Amount
Shares sold	22,098,250	$226,697,932	22,107,409	$228,612,522
Reinvestment of distributions	2,037,332	20,918,268	1,561,340	16,259,694
Shares reacquired	(19,756,528)	(201,117,656)	(12,175,178)	(125,116,719)
Increase	4,379,054	$46,498,544	11,493,571	$119,755,497

Class I Shares
Shares sold	81,160,667	$831,628,594	78,535,986	$814,067,088
Reinvestment of distributions	4,553,522	46,756,136	3,462,908	36,072,026
Shares reacquired	(66,722,478)	(682,287,020)	(43,208,000)	(443,278,556)
Increase	18,991,711	$196,097,710	38,790,894	$406,860,558

High Income	Year Ended September 30, 2025		Year Ended September 30, 2024
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	49,089,142	$527,883,365	52,151,746	$558,676,538
Reinvestment of distributions	8,046,057	86,238,823	6,947,144	74,628,508
Shares reacquired	(51,239,224)	(548,601,333)	(43,799,732)	(465,898,841)
Increase	5,895,975	$65,520,855	15,299,158	$167,406,205

Class C Shares
Shares sold	1,985,684	$21,446,129	1,765,117	$18,944,541
Reinvestment of distributions	407,308	4,372,035	446,335	4,786,662
Shares reacquired	(3,970,288)	(42,619,100)	(4,861,990)	(51,888,761)
Decrease	(1,577,296)	$(16,800,936)	(2,650,538)	$(28,157,558)

Class F Shares
Shares sold	632,246	$6,842,422	1,022,752	$10,793,489
Reinvestment of distributions	273,367	2,947,322	402,922	4,318,227
Shares reacquired	(4,160,731)	(45,189,908)	(4,871,935)	(51,514,143)
Decrease	(3,255,118)	$(35,400,164)	(3,446,261)	$(36,402,427)

Class F3 Shares
Shares sold	9,230,918	$98,759,639	6,598,739	$70,424,087
Reinvestment of distributions	825,848	8,827,769	619,706	6,651,490
Shares reacquired	(6,813,292)	(72,304,395)	(4,443,345)	(46,908,409)
Increase	3,243,474	$35,283,013	2,775,100	$30,167,168

Class I Shares
Shares sold	84,297,417	$899,663,469	77,485,314	$823,395,967
Reinvestment of distributions	6,900,134	73,802,323	5,485,797	58,888,365
Shares reacquired	(73,398,326)	(779,091,923)	(52,553,924)	(554,474,456)
Increase	17,799,225	$194,373,869	30,417,187	$327,809,876

Notes to Financial Statements (continued)

Short Duration High Income	Year Ended September 30, 2025		Year Ended September 30, 2024
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	23,638,682	$335,846,677	16,100,631	$227,346,901
Reinvestment of distributions	1,350,357	19,168,983	865,187	12,232,826
Shares reacquired	(8,241,113)	(117,022,778)	(7,459,418)	(104,862,047)
Increase	16,747,926	$237,992,882	9,506,400	$134,717,680

Class C Shares
Shares sold	850,300	$12,075,137	484,575	$6,838,819
Reinvestment of distributions	54,236	770,292	47,497	670,972
Shares reacquired	(508,807)	(7,227,175)	(442,559)	(6,236,978)
Increase	395,729	$5,618,254	89,513	$1,272,813

Class F Shares
Shares sold	172,253	$2,455,010	389,729	$5,447,630
Reinvestment of distributions	33,160	471,098	44,631	629,309
Shares reacquired	(365,393)	(5,201,075)	(852,394)	(11,992,743)
Decrease	(159,980)	$(2,274,967)	(418,034)	$(5,915,804)

Class F3 Shares
Shares sold	3,384,543	$48,008,763	2,480,479	$34,867,355
Reinvestment of distributions	199,853	2,837,021	124,730	1,763,206
Shares reacquired	(1,331,003)	(18,844,579)	(1,637,174)	(22,917,481)
Increase	2,253,393	$32,001,205	968,035	$13,713,080

Class I Shares
Shares sold	72,462,040	$1,026,651,792	53,043,819	$746,520,596
Reinvestment of distributions	3,421,559	48,576,738	2,299,047	32,530,816
Shares reacquired	(36,770,892)	(521,107,430)	(25,227,624)	(354,863,556)
Increase	39,112,707	$554,121,100	30,115,242	$424,187,856

California	Year Ended September 30, 2025		Year Ended September 30, 2024
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	11,263,162	$111,891,094	13,083,533	$131,047,706
Reinvestment of distributions	1,375,163	13,654,974	1,180,461	11,916,739
Shares reacquired	(10,796,840)	(106,697,830)	(9,070,571)	(90,849,925)
Increase	1,841,485	$18,848,238	5,193,423	$52,114,520

Class C Shares
Shares sold	283,567	$2,849,705	485,872	$4,915,824
Reinvestment of distributions	41,761	415,490	47,529	479,600
Shares reacquired	(719,041)	(7,151,727)	(740,947)	(7,478,376)
Decrease	(393,713)	$(3,886,532)	(207,546)	$(2,082,952)

Class F Shares
Shares sold	260,861	$2,623,507	967,474	$9,637,066
Reinvestment of distributions	27,801	278,243	37,418	378,590
Shares reacquired	(1,067,667)	(10,566,218)	(614,205)	(6,131,825)
Increase (decrease)	(779,005)	$(7,664,468)	390,687	$3,883,831

Notes to Financial Statements (continued)

California	Year Ended September 30, 2025		Year Ended September 30, 2024
Class F3 Shares	Shares	Amount	Shares	Amount
Shares sold	2,946,930	$29,120,614	2,319,004	$23,322,491
Reinvestment of distributions	232,860	2,309,938	182,130	1,838,410
Shares reacquired	(2,287,867)	(22,501,449)	(1,491,244)	(14,835,695)
Increase	891,923	$8,929,103	1,009,890	$10,325,206

Class I Shares
Shares sold	7,191,395	$71,172,005	9,148,226	$92,104,562
Reinvestment of distributions	484,318	4,803,460	379,571	3,834,185
Shares reacquired	(6,322,416)	(62,452,478)	(5,303,164)	(52,754,322)
Increase	1,353,297	$13,522,987	4,224,633	$43,184,425

New Jersey	Year Ended September 30, 2025		Year Ended September 30, 2024
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	8,768,471	$40,899,794	7,632,346	$35,975,977
Reinvestment of distributions	638,611	2,966,444	461,873	2,177,577
Shares reacquired	(5,349,747)	(24,859,321)	(3,575,896)	(16,864,980)
Increase	4,057,335	$19,006,917	4,518,323	$21,288,574

Class F Shares
Shares sold	35,325	$164,873	167,784	$787,584
Reinvestment of distributions	16,448	76,621	22,344	105,213
Shares reacquired	(262,752)	(1,222,745)	(393,820)	(1,855,462)
Decrease	(210,979)	$(981,251)	(203,692)	$(962,665)

Class F3 Shares
Shares sold	160,001	$738,339	234,483	$1,114,745
Reinvestment of distributions	18,719	87,215	14,003	66,109
Shares reacquired	(178,647)	(822,640)	(61,471)	(287,684)
Increase	73	$2,914	187,015	$893,170

Class I Shares
Shares sold	3,930,259	$18,280,919	3,468,564	$16,344,963
Reinvestment of distributions	182,427	848,071	128,020	604,397
Shares reacquired	(2,625,928)	(12,068,877)	(1,613,138)	(7,589,019)
Increase	1,486,758	$7,060,113	1,983,446	$9,360,341

New York	Year Ended September 30, 2025		Year Ended September 30, 2024
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	9,906,433	$103,984,068	13,575,400	$144,378,225
Reinvestment of distributions	1,211,439	12,641,721	938,378	9,955,744
Shares reacquired	(9,630,274)	(100,515,620)	(7,014,215)	(73,999,182)
Increase	1,487,598	$16,110,169	7,499,563	$80,334,787

Class C Shares
Shares sold	376,605	$3,955,501	431,344	$4,588,622
Reinvestment of distributions	39,458	411,444	37,363	395,251
Shares reacquired	(641,952)	(6,672,907)	(602,710)	(6,360,926)
Decrease	(225,889)	$(2,305,962)	(134,003)	$(1,377,053)

Notes to Financial Statements (concluded)

New York	Year Ended September 30, 2025		Year Ended September 30, 2024
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	158,258	$1,661,840	471,608	$5,046,265
Reinvestment of distributions	27,020	282,205	22,626	240,409
Shares reacquired	(233,625)	(2,479,044)	(284,182)	(3,042,979)
Increase (decrease)	(48,347)	$(534,999)	210,052	$2,243,695

Class F3 Shares
Shares sold	200,514	$2,090,912	358,466	$3,815,825
Reinvestment of distributions	20,499	213,877	11,792	125,402
Shares reacquired	(147,882)	(1,526,701)	(90,078)	(950,857)
Increase	73,131	$778,088	280,180	$2,990,370

Class I Shares
Shares sold	7,655,681	$80,051,814	6,750,679	$71,512,808
Reinvestment of distributions	411,861	4,296,152	287,663	3,054,994
Shares reacquired	(6,010,243)	(62,398,355)	(4,096,431)	(43,347,197)
Increase	2,057,299	$21,949,611	2,941,911	$31,220,605

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Directors of Lord Abbett Municipal Income Fund, Inc.

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Lord Abbett Municipal Income Fund, Inc. comprising the Lord Abbett Short Duration Tax Free Fund, Lord Abbett Intermediate Tax Free Fund, Lord Abbett National Tax-Free Income Fund, Lord Abbett High Income Municipal Bond Fund, Lord Abbett Short Duration High Income Municipal Bond Fund, Lord Abbett California Tax-Free Income Fund, Lord Abbett New Jersey Tax-Free Income Fund, and Lord Abbett New York Tax-Free Income Fund (the “Funds”), including the schedules of investments, as of September 30, 2025, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the funds constituting the Lord Abbett Municipal Income Fund, Inc. as of September 30, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian and counterparties; when replies were not received from counterparties, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP
New York, New York
November 25, 2025

We have served as the auditor of one or more Lord Abbett Family of Funds’ investment companies since 1932.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period.

Remuneration Paid to Directors, Officers, and Others

Remuneration paid to directors, officers, and others is included in “Directors’ Remuneration” under Item 7 of this Form N-CSR.

Tax Information (unaudited)

The percentages below reflect the portion of ordinary income distributions paid during the fiscal year ended September 30, 2025 that is tax-exempt dividend income.

Fund Name	Tax-Exempt Dividends
Short Duration Tax Free Fund	100%
Intermediate Tax Free Fund	99%
National Tax Free Fund	99%
High Income Municipal Bond Fund	100%
Short Duration High Income Municipal Bond Fund	99%
California Tax Free Fund	100%
New Jersey Tax Free Fund	100%
New York Tax Free Fund	100%

Lord Abbett Municipal Income Fund, Inc.

Lord Abbett Short Duration Tax Free Fund

Lord Abbett Intermediate Tax Free Fund

Lord Abbett National Tax-Free Income Fund

Lord Abbett High Income Municipal Bond Fund

Lord Abbett Short Duration High Income Municipal Bond Fund

Lord Abbett California Tax-Free Income Fund

Lord Abbett New Jersey Tax-Free Income Fund

Lord Abbett New York Tax-Free Income Fund

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	LATFI-2 (11/25)

Item 12:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 13:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 14:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 15:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 16:	Controls and Procedures.
(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.

Item 18:	Recovery of Erroneously Awarded Compensation.
Not applicable.

Item 19:	Exhibits.
(a)(1)	The Lord Abbett Family of Funds Sarbanes-Oxley Code of Ethics for the Principal Executive Officer and Senior Financial Officers is attached hereto as part of EX-99.CODEETH.

(a)(2)	Not applicable.

(a)(3)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(4)	Not applicable.

(a)(5)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MUNICIPAL INCOME FUND, INC.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg President and Chief Executive Officer (Principal Executive Officer)

Date: November 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg President and Chief Executive Officer (Principal Executive Officer)

Date: November 25, 2025

By:	/s/ Michael J. Hebert
Michael J. Hebert Chief Financial Officer and Treasurer (Principal Financial Officer)

Date: November 25, 2025